UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31

Date of reporting period: January 31, 2007

Item 1.	Reports to Stockholders.

Semiannual Report

January 31, 2007

Classic ProFunds

Bull

Mid-Cap

Small-Cap

OTC

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Europe 30

Ultra ProFunds

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraDow 30

UltraOTC

UltraInternational

UltraEmerging Markets

UltraJapan

Inverse ProFunds

Bear

Short Small-Cap

Short OTC

UltraBear

UltraShort Mid-Cap

UltraShort Small-Cap

UltraShort Dow 30

UltraShort OTC

UltraShort International

UltraShort Emerging Markets

UltraShort Japan

UltraSector ProFunds

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Mobile Telecommunications

Oil & Gas

Oil Equipment, Services & Distribution

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

Inverse Sector ProFunds

Short Oil & Gas

Short Precious Metals

Short Real Estate

Non-Equity ProFunds

U.S. Government Plus

Rising Rates Opportunity 10

Rising Rates Opportunity

Rising U.S. Dollar

Falling U.S. Dollar

i	Message from the Chairman
ii	Allocation of Portfolio Holdings & Index Composition
xxi	Expense Examples
Schedule of Portfolio Investments
1	Bull ProFund
3	Mid-Cap ProFund
8	Small-Cap ProFund
10	OTC ProFund
12	Large-Cap Value ProFund
17	Large-Cap Growth ProFund
21	Mid-Cap Value ProFund
25	Mid-Cap Growth ProFund
29	Small-Cap Value ProFund
35	Small-Cap Growth ProFund
39	Europe 30 ProFund
40	UltraBull ProFund
42	UltraMid-Cap ProFund
47	UltraSmall-Cap ProFund
49	UltraDow 30 ProFund
50	UltraOTC ProFund
52	UltraInternational ProFund
53	UltraEmerging Markets ProFund
54	UltraJapan ProFund
55	Bear ProFund
56	Short Small-Cap ProFund
57	Short OTC ProFund
58	UltraBear ProFund
59	UltraShort Mid-Cap ProFund
60	UltraShort Small-Cap ProFund
61	UltraShort Dow 30 ProFund
62	UltraShort OTC ProFund
63	UltraShort International ProFund
64	UltraShort Emerging Markets ProFund
65	UltraShort Japan ProFund
66	Banks UltraSector ProFund
68	Basic Materials UltraSector ProFund
70	Biotechnology UltraSector ProFund
71	Consumer Goods UltraSector ProFund
73	Consumer Services UltraSector ProFund
76	Financials UltraSector ProFund
79	Health Care UltraSector ProFund
82	Industrials UltraSector ProFund
85	Internet UltraSector ProFund
86	Mobile Telecommunications UltraSector ProFund
87	Oil & Gas UltraSector ProFund
89	Oil Equipment, Services & Distribution UltraSector ProFund
90	Pharmaceuticals UltraSector ProFund
91	Precious Metals UltraSector ProFund
92	Real Estate UltraSector ProFund
94	Semiconductor UltraSector ProFund
96	Technology UltraSector ProFund
99	Telecommunications UltraSector ProFund
100	Utilities UltraSector ProFund
101	Short Oil & Gas ProFund
102	Short Precious Metals ProFund
103	Short Real Estate ProFund
104	U.S. Government Plus ProFund
105	Rising Rates Opportunity 10 ProFund
106	Rising Rates Opportunity ProFund
107	Rising U.S. Dollar ProFund
108	Falling U.S. Dollar ProFund
110	Statements of Assets and Liabilities
122	Statements of Operations
134	Statements of Changes in Net Assets
170	Financial Highlights
194	Notes to Financial Statements
208	Board Approval of Investment Advisory Agreements

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to Shareholders of ProFunds for the six months ended January 31, 2007.

Overall, the U.S. financial markets were strong during this six month period. The Fed’s rate-hike halt, moderated long-term inflation expectations, and anticipation of a “soft landing” for the economy in 2007 helped broad U.S. stock indexes continue their string of positive returns, while bond indexes posted solid returns as well.

A Strong Half for Equities . . .

The U.S. stock market moved steadily higher throughout the period, with remarkably low volatility. The S&P 500 Index® ended the six month period with a total return of 13.75%, while the NASDAQ-100 finished the same period up 19.04%. And all 10 industry groups—measured by Dow Jones—ended the six months with positive returns, with technology leading the pack and oil & gas bringing up the rear.

International equity markets did even better, helped by huge profits in Europe, record-breaking IPOs, and soaring emerging markets (led by China.) The Bank of New York Emerging Markets 50 ADR Index finished the six month period up 23.47%. Japan’s domestic issues prevented it from repeating its phenomenal performance of 2005, but the Nikkei 225 still turned in a respectable six month return, finishing up 7.07% (U.S. dollar terms).

. . . And a Good Half for Fixed Income

The Federal Reserve kept the Fed Funds Target Rate at 5.25% throughout the period, after 17 consecutive quarter point increases that began in June 2004. Bond yields fell sharply through November, and then reversed direction in December and January, when economic reports suggested a “soft landing” may be in store for the U.S. economy in 2007.

The 30-year Treasury bond yield declined from 5.07% to 4.91%, resulting in a total return of 4.71%. The credit sector outperformed treasuries, as evidenced by the Bear Stearns High Yield Composite Index, which finished the six month period at 8.32%.

Michael L. Sapir — Chairman

Navigate the Market with ProFunds

Whatever direction the market takes, ProFunds believes investors should have abundant opportunities to increase potential return and reduce risk.

We remain dedicated to providing investors with innovative funds to help capture opportunities as they unfold. And, as always, we deeply appreciate your continued trust and confidence in ProFunds.

Sincerely,

Michael L. Sapir

Chairman

This material must be preceded or accompanied by a current prospectus. Investing in the ProFunds involves certain risks, including in all or some cases, leverage, liquidity, concentration, non-diversification, repurchase agreement and inverse correlation risks. These risks can increase volatility and decrease performance. Please see the prospectus for a more complete description of these risks. All ProFunds permit active investment strategies, which can decrease performance.

i

Allocation of Portfolio Holdings & Index Composition (unaudited)

January 31, 2007

Bull ProFund

Investment Objective: The Bull ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	96.4%
Futures Contracts	5.5%
Total Exposure	101.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.2%
General Electric Co.	2.7%
Citigroup, Inc.	2.0%
Microsoft Corp.	2.0%
Bank of America Corp.	1.8%

S&P 500 Index - Composition

% of Index
Financial	22.2%
Consumer Non-Cyclical	20.2%
Communications	11.6%
Industrial	11.0%
Technology	10.6%
Energy	9.7%
Consumer Cyclical	8.4%
Utilities	3.3%
Basic Materials	3.0%

Mid-Cap ProFund

Investment Objective: The Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84.5%
Futures Contracts	6.6%
Swap Agreements	9.0%
Total Exposure	100.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Precision Castparts Corp.	0.9%
Noble Energy, Inc.	0.7%
C.H. Robinson Worldwide, Inc.	0.7%
Expeditors International of Washington	0.7%
MEMC Electronic Materials, Inc.	0.7%

S&P MidCap 400 Index - Composition

% of Index
Financial	17.5%
Consumer Non-Cyclical	17.3%
Industrial	16.1%
Consumer Cyclical	15.2%
Technology	9.5%
Energy	8.1%
Utilities	6.6%
Communications	5.1%
Basic Materials	4.2%
Diversified	0.4%

Small-Cap ProFund

Investment Objective: The Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73.6%
Futures Contracts	13.8%
Swap Agreements	13.2%
Total Exposure	100.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Brocade Communications Systems, Inc.	0.2%
Compagnie Generale de Geophysique	0.2%
Preferred Bank	0.2%
Phillips-Van Heusen Corp.	0.2%
Big Lots, Inc.	0.2%

Russell 2000 Index - Composition

% of Index
Financial	21.8%
Consumer Non-Cyclical	19.5%
Consumer Cyclical	14.5%
Industrial	13.2%
Communications	9.8%
Technology	9.6%
Energy	4.7%
Basic Materials	3.8%
Utilities	3.0%
Diversified	0.1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

OTC ProFund

Investment Objective: The OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	98.4%
Futures Contracts	1.4%
Total Exposure	99.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.7%
Apple Computer, Inc.	6.5%
Qualcomm, Inc.	4.8%
Google, Inc.	4.3%
Cisco Systems, Inc.	3.7%

NASDAQ-100 Index - Composition

% of Index
Technology	39.8%
Communications	30.4%
Consumer Non-Cyclical	14.9%
Consumer Cyclical	11.3%
Industrial	3.0%
Basic Materials	0.3%
Energy	0.3%

Large-Cap Value ProFund

Investment Objective: The Large-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99.8%
Futures Contracts	NM
Total Exposure	99.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	4.1%
AT&T, Inc.	3.5%
Bank of America Corp.	3.5%
General Electric Co.	3.3%
J.P. Morgan Chase & Co.	2.6%

S&P 500/Citigroup

Value Index - Composition

% of Index
Financial	33.4%
Communications	13.5%
Industrial	12.2%
Consumer Non-Cyclical	11.4%
Technology	8.1%
Energy	6.1%
Utilities	5.7%
Consumer Cyclical	5.4%
Basic Materials	4.2%

Large-Cap Growth ProFund

Investment Objective: The Large-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99.6%
Futures Contracts	0.7%
Total Exposure	100.3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	6.9%
Procter & Gamble Co.	3.3%
Johnson & Johnson	3.1%
American International Group, Inc.	2.9%
Cisco Systems, Inc.	2.6%

S&P 500/Citigroup

Growth Index - Composition

% of Index
Consumer Non-Cyclical	29.3%
Energy	13.5%
Technology	13.3%
Consumer Cyclical	11.6%
Financial	10.2%
Industrial	9.8%
Communications	9.7%
Basic Materials	1.8%
Utilities	0.8%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Mid-Cap Value ProFund

Investment Objective: The Mid-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99.5%
Futures Contracts	0.4%
Total Exposure	99.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Developers Diversified Realty Corp.	1.3%
The Macerich Co.	1.2%
Lyondell Chemical Co.	1.2%
Manpower, Inc.	1.1%
Regency Centers Corp.	1.0%

S&P MidCap 400/Citigroup

Value Index - Composition

% of Index
Financial	25.1%
Industrial	15.7%
Utilities	12.6%
Consumer Non-Cyclical	11.6%
Consumer Cyclical	8.9%
Technology	7.9%
Basic Materials	6.7%
Energy	5.8%
Communications	5.7%

Mid-Cap Growth ProFund

Investment Objective: The Mid-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99.3%
Futures Contracts	0.5%
Total Exposure	99.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
C.H. Robinson Worldwide, Inc.	1.6%
Expeditors International of Washington	1.6%
Abercrombie & Fitch Co.	1.2%
Noble Energy, Inc.	1.2%
Precision Castparts Corp.	1.2%

S&P MidCap 400/Citigroup

Growth Index - Composition

% of Index
Consumer Non-Cyclical	23.0%
Consumer Cyclical	21.5%
Industrial	16.4%
Technology	11.1%
Energy	10.5%
Financial	9.7%
Communications	4.6%
Basic Materials	1.8%
Diversified	0.8%
Utilities	0.6%

Small-Cap Value ProFund

Investment Objective: The Small-Cap Value ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99.8%
Futures Contracts	0.5%
Total Exposure	100.3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
UGI Corp.	1.0%
Atmos Energy Corp.	0.9%
Shaw Group, Inc.	0.9%
Kansas City Southern Industries, Inc.	0.8%
URS Corp.	0.7%

S&P SmallCap 600/Citigroup

Value Index - Composition

% of Index
Industrial	21.3%
Financial	21.1%
Consumer Cyclical	15.6%
Consumer Non-Cyclical	13.5%
Utilities	8.4%
Technology	7.3%
Basic Materials	6.1%
Communications	4.1%
Energy	2.6%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Small-Cap Growth ProFund

Investment Objective: The Small-Cap Growth ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99.3%
Futures Contracts	1.1%
Total Exposure	100.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NVR, Inc.	1.1%
Trimble Navigation, Ltd.	1.1%
Manitowoc Co.	1.1%
Frontier Oil Corp.	1.1%
Respironics, Inc.	1.1%

S&P SmallCap 600/Citigroup

Growth Index - Composition

% of Index
Consumer Non-Cyclical	23.8%
Consumer Cyclical	19.4%
Industrial	16.8%
Technology	11.5%
Financial	10.8%
Energy	10.1%
Communications	3.8%
Basic Materials	2.4%
Utilities	1.4%

Europe 30 ProFund

Investment Objective: The Europe 30 ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99.8%
Total Exposure	99.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
HSBC Holdings PLC	6.0%
BP Amoco PLC	5.9%
Vodafone Group PLC	5.1%
Total Fina SA	5.1%
Novartis AG	5.0%

ProFunds Europe 30 Index - Composition

% of Index
Consumer Non-Cyclical	29.8%
Energy	15.4%
Communications	13.6%
Financial	12.7%
Basic Materials	10.0%
Industrial	7.0%
Technology	6.6%
Consumer Cyclical	4.9%

UltraBull ProFund

Investment Objective: The UltraBull ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85.5%
Futures Contracts	60.3%
Swap Agreements	56.1%
Total Exposure	201.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.8%
General Electric Co.	2.4%
Citigroup, Inc.	1.8%
Microsoft Corp.	1.8%
Bank of America Corp.	1.6%

S&P 500 Index - Composition

% of Index
Financial	22.2%
Consumer Non-Cyclical	20.2%
Communications	11.6%
Industrial	11.0%
Technology	10.6%
Energy	9.7%
Consumer Cyclical	8.4%
Utilities	3.3%
Basic Materials	3.0%

v

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

UltraMid-Cap ProFund

Investment Objective: The UltraMid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84.7%
Futures Contracts	55.0%
Swap Agreements	59.8%
Total Exposure	199.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Precision Castparts Corp.	0.9%
Noble Energy, Inc.	0.7%
C.H. Robinson Worldwide, Inc.	0.7%
Expeditors International of Washington	0.7%
MEMC Electronic Materials, Inc.	0.7%

S&P MidCap 400 Index - Composition

% of Index
Financial	17.5%
Consumer Non-Cyclical	17.3%
Industrial	16.1%
Consumer Cyclical	15.2%
Technology	9.5%
Energy	8.1%
Utilities	6.6%
Communications	5.1%
Basic Materials	4.2%
Diversified	0.4%

UltraSmall-Cap ProFund

Investment Objective: The UltraSmall-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84.7%
Futures Contracts	67.0%
Swap Agreements	51.1%
Total Exposure	202.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Compagnie Generale de Geophysique	0.3%
Brocade Communications Systems, Inc.	0.3%
Preferred Bank	0.3%
Phillips-Van Heusen Corp.	0.2%
Big Lots, Inc.	0.2%

Russell 2000 Index - Composition

% of Index
Financial	21.8%
Consumer Non-Cyclical	19.5%
Consumer Cyclical	14.5%
Industrial	13.2%
Communications	9.8%
Technology	9.6%
Energy	4.7%
Basic Materials	3.8%
Utilities	3.0%
Diversified	0.1%

UltraDow 30 ProFund

Investment Objective: The UltraDow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89.0%
Futures Contracts	87.7%
Swap Agreements	23.5%
Options	NM
Total Exposure	200.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.6%
Boeing Co.	5.1%
Altria Group, Inc.	4.9%
3M Co.	4.2%
Exxon Mobil Corp.	4.2%

Dow Jones Industrial

Average - Composition

% of Index
Industrial	23.9%
Consumer Non-Cyclical	21.5%
Financial	14.8%
Technology	12.3%
Consumer Cyclical	10.5%
Communications	7.1%
Basic Materials	5.2%
Energy	4.7%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

UltraOTC ProFund

Investment Objective: The UltraOTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88.8%
Futures Contracts	33.2%
Swap Agreements	78.2%
Total Exposure	200.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	6.1%
Apple Computer, Inc.	5.9%
Qualcomm, Inc.	4.4%
Google, Inc.	3.9%
Cisco Systems, Inc.	3.3%

NASDAQ-100 Index - Composition

% of Index
Technology	39.8%
Communications	30.4%
Consumer Non-Cyclical	14.9%
Consumer Cyclical	11.3%
Industrial	3.0%
Basic Materials	0.3%
Energy	0.3%

UltraInternational ProFund

Investment Objective: The UltraInternational ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200.4%
Total Exposure	200.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraInternational ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

% of Index
Japan	22.7%
United Kingdom	21.5%
Other	12.7%
France	9.5%
Germany	7.4%
Switzerland	7.3%
Netherland	5.5%
Australia	5.5%
Spain	4.1%
Italy	3.8%

UltraEmerging Markets ProFund

Investment Objective: The UltraEmerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200.6%
Total Exposure	200.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraEmerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank Of New York Emerging Markets 50 ADR Index - Composition

% of Index
Brazil	23.0%
China	16.0%
Mexico	16.0%
Republic of Korea	13.0%
Taiwan, Province of China	10.0%
India	8.0%
South Africa	6.0%
Israel	3.0%
Other	3.0%
Russian Federation	2.0%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

UltraJapan ProFund

Investment Objective: The UltraJapan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	173.8%
Swap Agreements	28.5%
Options	NM
Total Exposure	202.3%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The UltraJapan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	27.3%
Consumer Cyclical	22.9%
Consumer Non-Cyclical	15.9%
Technology	9.5%
Financial	9.3%
Communications	7.4%
Basic Materials	6.2%
Energy	1.0%
Utilities	0.5%

Bear ProFund

Investment Objective: The Bear ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(41.3)%
Swap Agreements	(58.7)%
Options	NM
Total Exposure	(100.0)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The Bear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Financial	22.2%
Consumer Non-Cyclical	20.2%
Communications	11.6%
Industrial	11.0%
Technology	10.6%
Energy	9.7%
Consumer Cyclical	8.4%
Utilities	3.3%
Basic Materials	3.0%

Short Small-Cap ProFund

Investment Objective: The Short Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(43.0)%
Swap Agreements	(56.7)%
Options	NM
Total Exposure	(99.7)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The Short Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Financial	21.8%
Consumer Non-Cyclical	19.5%
Consumer Cyclical	14.5%
Industrial	13.2%
Communications	9.8%
Technology	9.6%
Energy	4.7%
Basic Materials	3.8%
Utilities	3.0%
Diversified	0.1%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Short OTC ProFund

Investment Objective: The Short OTC ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(22.2)%
Swap Agreements	(77.8)%
Options	NM
Total Exposure	(100.0)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The Short OTC ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	39.8%
Communications	30.4%
Consumer Non-Cyclical	14.9%
Consumer Cyclical	11.3%
Industrial	3.0%
Basic Materials	0.3%
Energy	0.3%

UltraBear ProFund

Investment Objective: The UltraBear ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P 500 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(149.9)%
Swap Agreements	(50.6)%
Options	NM
Total Exposure	(200.5)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The UltraBear ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition

% of Index
Financial	22.2%
Consumer Non-Cyclical	20.2%
Communications	11.6%
Industrial	11.0%
Technology	10.6%
Energy	9.7%
Consumer Cyclical	8.4%
Utilities	3.3%
Basic Materials	3.0%

UltraShort Mid-Cap ProFund

Investment Objective: The UltraShort Mid-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the S&P MidCap 400 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(1.0)%
Swap Agreements	(198.5)%
Options	NM
Total Exposure	(199.5)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The UltraShort Mid-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition

% of Index
Financial	17.5%
Consumer Non-Cyclical	17.3%
Industrial	16.1%
Consumer Cyclical	15.2%
Technology	9.5%
Energy	8.1%
Utilities	6.6%
Communications	5.1%
Basic Materials	4.2%
Diversified	0.4%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

UltraShort Small-Cap ProFund

Investment Objective: The UltraShort Small-Cap ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(63.3)%
Swap Agreements	(135.8)%
Options	NM
Total Exposure	(199.1)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The UltraShort Small-Cap ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition

% of Index
Financial	21.8%
Consumer Non-Cyclical	19.5%
Consumer Cyclical	14.5%
Industrial	13.2%
Communications	9.8%
Technology	9.6%
Energy	4.7%
Basic Materials	3.8%
Utilities	3.0%
Diversified	0.1%

UltraShort Dow 30 ProFund

Investment Objective: The UltraShort Dow 30 ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Dow Jones Industrial Average (DJIA).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(117.7)%
Swap Agreements	(82.1)%
Options	NM
Total Exposure	(199.8)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial

Average - Composition

% of Index
Industrial	23.9%
Consumer Non-Cyclical	21.5%
Financial	14.8%
Technology	12.3%
Consumer Cyclical	10.5%
Communications	7.1%
Basic Materials	5.2%
Energy	4.7%

UltraShort OTC ProFund

Investment Objective: The UltraShort OTC ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the NASDAQ-100 Index.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(94.0)%
Swap Agreements	(105.8)%
Options	NM
Total Exposure	(199.8)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The UltraShort OTC ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition

% of Index
Technology	39.8%
Communications	30.4%
Consumer Non-Cyclical	14.9%
Consumer Cyclical	11.3%
Industrial	3.0%
Basic Materials	0.3%
Energy	0.3%

x

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

UltraShort International ProFund

Investment Objective: The UltraShort International ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199.6)%
Total Exposure	(199.6)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort International ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
% of Index
Japan	22.7%
United Kingdom	21.5%
Other	12.7%
France	9.5%
Germany	7.4%
Switzerland	7.3%
Netherland	5.5%
Australia	5.5%
Spain	4.1%
Italy	3.8%

UltraShort Emerging Markets ProFund

Investment Objective: The UltraShort Emerging Markets ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200.5)%
Total Exposure	(200.5)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The UltraShort Emerging Markets ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank Of New York Emerging Markets 50 ADR Index - Composition

% of Index
Brazil	23.0%
China	16.0%
Mexico	16.0%
Republic of Korea	13.0%
Taiwan, Province of China	10.0%
India	8.0%
South Africa	6.0%
Israel	3.0%
Other	3.0%
Russian Federation	2.0%

UltraShort Japan ProFund

Investment Objective: The UltraShort Japan ProFund seeks daily investment results, before fees and expenses, that correspond to twice the inverse of the daily performance of the Nikkei 225 Stock Average.

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(153.6)%
Swap Agreements	(47.4)%
Options	NM
Total Exposure	(201.0)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The UltraShort Japan ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition

% of Index
Industrial	27.3%
Consumer Cyclical	22.9%
Consumer Non-Cyclical	15.9%
Technology	9.5%
Financial	9.3%
Communications	7.4%
Basic Materials	6.2%
Energy	1.0%
Utilities	0.5%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Banks UltraSector ProFund

Investment Objective: The Banks UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.3%
Swap Agreements	76.7%
Total Exposure	152.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	14.4%
Bank of America Corp.	12.4%
J.P. Morgan Chase & Co.	9.3%
Wells Fargo & Co.	6.0%
Wachovia Corp.	5.7%

Dow Jones U.S. Banks Index - Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Basic Materials UltraSector ProFund

Investment Objective: The Basic Materials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76.3%
Swap Agreements	76.8%
Total Exposure	153.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Du Pont	7.3%
The Dow Chemical Co.	6.4%
Monsanto Co.	4.8%
Alcoa, Inc.	4.5%
Phelps Dodge Corp.	4.0%

Dow Jones U.S. Basic Materials

Index - Composition

% of Index
Chemicals	53.4%
Industrial Metals	26.0%
Mining	13.1%
Forestry and Paper	7.5%

Biotechnology UltraSector ProFund

Investment Objective: The Biotechnology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.2%
Swap Agreements	75.8%
Total Exposure	151.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amgen, Inc.	23.0%
Genentech, Inc.	11.3%
Gilead Sciences, Inc.	8.2%
Celgene Corp.	5.6%
Genzyme Corp.	4.8%

Dow Jones U.S. Biotechnology

Index - Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Consumer Goods UltraSector ProFund

Investment Objective: The Consumer Goods UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.0%
Swap Agreements	74.8%
Total Exposure	149.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	11.6%
Altria Group, Inc.	10.2%
PepsiCo, Inc.	6.1%
Coca-Cola Co.	5.8%
Anheuser-Busch Cos., Inc.	2.1%

Dow Jones U.S. Consumer Goods

Index - Composition

% of Index
Household Goods	25.1%
Beverages	20.7%
Tobacco	15.7%
Food Producers	13.7%
Personal Goods	12.6%
Automobiles & Parts	6.9%
Leisure Goods	5.3%

Consumer Services UltraSector ProFund

Investment Objective: The Consumer Services UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.3%
Swap Agreements	75.5%
Total Exposure	150.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	4.9%
Time Warner, Inc.	3.4%
Comcast Corp.	3.4%
Home Depot, Inc.	3.3%
Walt Disney Co.	2.7%

Dow Jones U.S. Consumer Services

Index - Composition

% of Index
General Retailers	39.9%
Media	31.1%
Travel & Leisure	18.0%
Food & Drug Retailers	11.0%

Financials UltraSector ProFund

Investment Objective: The Financials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.5%
Swap Agreements	76.2%
Total Exposure	151.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Citigroup, Inc.	6.5%
Bank of America Corp.	5.6%
J.P. Morgan Chase & Co.	4.2%
American International Group, Inc.	3.7%
Wells Fargo & Co.	2.7%

Dow Jones U.S. Financials

Index - Composition

% of Index
Banks	42.3%
General Financial	24.3%
Nonlife Insurance	15.3%
Real Estate	12.7%
Life Insurance	5.4%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Health Care UltraSector ProFund

Investment Objective: The Health Care UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.0%
Swap Agreements	75.7%
Total Exposure	150.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	8.1%
Pfizer, Inc.	8.0%
Merck & Co., Inc.	4.1%
Amgen, Inc.	3.5%
Abbott Laboratories	3.4%

Dow Jones U.S. Health Care Index - Composition

% of Index
Pharmaceuticals & Biotechnology	63.5%
Health Care Equipment & Services	36.5%

Industrials UltraSector ProFund

Investment Objective: The Industrials UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.1%
Swap Agreements	75.8%
Total Exposure	150.9%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	14.7%
Tyco International, Ltd.	2.5%
United Technologies Corp.	2.5%
Boeing Co.	2.5%
3M Co.	2.0%

Dow Jones U.S. Industrials Index - Composition

% of Index
General Industrials	32.8%
Aerospace and Defense	15.2%
Support Services	14.2%
Industrial Transportation	11.9%
Industrial Engineering	10.5%
Electronic & Electrical Equipment	9.3%
Construction & Materials	6.1%

Internet UltraSector ProFund

Investment Objective: The Internet UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones Composite Internet Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.3%
Swap Agreements	76.1%
Total Exposure	151.4%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Google, Inc.	7.8%
Yahoo!, Inc.	7.8%
eBay, Inc.	7.3%
Amazon.com, Inc.	6.4%
E*TRADE Financial Corp.	5.9%

Dow Jones Composite Internet Index —Composition

The Dow Jones Composite Internet Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Mobile Telecommunications UltraSector ProFund

Investment Objective: The Mobile Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Mobile Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58.0%
Swap Agreements	92.0%
Total Exposure	150.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sprint Corp.	22.9%
Alltel Corp.	18.1%
NII Holdings, Inc.	8.1%
Leap Wireless International, Inc.	2.5%
Telephone & Data Systems, Inc.	2.2%

Dow Jones U.S. Mobile Telecommunications Index - Composition

The Dow Jones U.S. Mobile Telecommunications Index is comprised of a single sector.

Oil & Gas UltraSector ProFund

Investment Objective: The Oil & Gas UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74.9%
Swap Agreements	75.1%
Total Exposure	150.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	23.4%
ChevronTexaco Corp.	8.7%
ConocoPhillips	5.5%
Schlumberger, Ltd.	4.0%
Occidental Petroleum Corp.	2.1%

Dow Jones U.S. Oil & Gas Index - Composition

% of Index
Oil and Gas Producers	75.1%
Oil Equipment, Services & Distribution	24.9%

Oil Equipment, Services & Distribution UltraSector ProFund

Investment Objective: The Oil Equipment, Services & Distribution UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Oil Equipment, Services & Distribution Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.3%
Swap Agreements	75.8%
Total Exposure	151.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Schlumberger, Ltd.	16.3%
Halliburton Co.	6.5%
Transocean Sedco Forex, Inc.	5.0%
Baker Hughes, Inc.	4.8%
Williams Cos., Inc.	3.5%

Dow Jones U.S. Oil Equipment, Services & Distribution Index - Composition

The Dow Jones U.S. Oil Equipment, Services & Distribution Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Pharmaceuticals UltraSector ProFund

Investment Objective: The Pharmaceuticals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73.5%
Swap Agreements	74.7%
Total Exposure	148.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	16.7%
Pfizer, Inc.	16.4%
Merck & Co., Inc.	8.4%
Abbott Laboratories	7.0%
Bristol-Myers Squibb Co.	4.9%

Dow Jones U.S. Pharmaceuticals

Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Precious Metals UltraSector ProFund

Investment Objective: The Precious Metals UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	150.2%
Total Exposure	150.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Precious Metals UltraSector ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Real Estate UltraSector ProFund

Investment Objective: The Real Estate UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.0%
Swap Agreements	75.7%
Total Exposure	150.7%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	4.4%
Equity Office Properties Trust	3.4%
Equity Residential Properties Trust	2.9%
Vornado Realty Trust	2.8%
Prologis	2.8%

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Semiconductor UltraSector ProFund

Investment Objective: The Semiconductor UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.6%
Swap Agreements	75.9%
Total Exposure	151.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	22.4%
Texas Instruments, Inc.	8.5%
Applied Materials, Inc.	4.5%
Broadcom Corp.	2.7%
Analog Devices, Inc.	2.1%

Dow Jones U.S. Semiconductors Index - Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Technology UltraSector ProFund

Investment Objective: The Technology UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74.8%
Swap Agreements	75.4%
Total Exposure	150.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	9.8%
Cisco Systems, Inc.	5.9%
International Business Machines Corp.	5.5%
Intel Corp.	4.5%
Hewlett-Packard Co.	4.3%

Dow Jones U.S. Technology Index - Composition

% of Index
Technology Hardware & Equipment	58.2%
Software & Computer Services	41.8%

Telecommunications UltraSector ProFund

Investment Objective: The Telecommunications UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64.5%
Swap Agreements	85.7%
Total Exposure	150.2%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	24.7%
Verizon Communications, Inc.	16.6%
Sprint Corp.	7.6%
Alltel Corp.	3.4%
Qwest Communications International	1.9%

Dow Jones U.S. Telecommunications Index - Composition

% of Index
Fixed Line Telecommunications	81.1%
Mobile Telecommunications	18.9%

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Utilities UltraSector ProFund

Investment Objective: The Utilities UltraSector ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-half times the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75.1%
Swap Agreements	75.5%
Total Exposure	150.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	5.3%
Dominion Resources, Inc.	3.9%
Southern Co.	3.6%
TXU Corp.	3.3%
Duke Energy Corp.	3.3%

Dow Jones U.S. Utilities Index - Composition

% of Index
Electricity	74.3%
Gas, Water & Multiutilities	25.7%

Short Oil & Gas ProFund

Investment Objective: The Short Oil & Gas ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99.6)%
Total Exposure	(99.6)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Oil & Gas ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil and Gas Producers	75.1%
Oil Equipment, Services & Distribution	24.9%

Short Precious Metals ProFund

Investment Objective: The Short Precious Metals ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones Precious Metals Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100.4)%
Total Exposure	(100.4)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Precious Metals ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Short Real Estate ProFund

Investment Objective: The Short Real Estate ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99.5)%
Total Exposure	(99.5)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Short Real Estate ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

U.S. Government Plus ProFund

Investment Objective: The U.S. Government Plus ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	35.2%
U.S. Treasury Obligations	89.6%
Total Exposure	124.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The U.S. Government Plus ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising Rates Opportunity 10 ProFund

Investment Objective: The Rising Rates Opportunity 10 ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the most recently issued 10-year U.S. Treasury Note (“Note”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(15.3)%
Swap Agreements	(88.9)%
Options	NM
Total Exposure	(104.2)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The Rising Rates Opportunity 10 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Allocation of Portfolio Holdings & Index Composition (continued) (unaudited)

January 31, 2007

Rising Rates Opportunity ProFund

Investment Objective: The Rising Rates Opportunity ProFund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse of the daily performance of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(4.8)%
Swap Agreements	(121.7)%
Options	NM
Total Exposure	(126.5)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NM	Not meaningful, amount is less than 0.05%.

Holdings

The Rising Rates Opportunity ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Rising U.S. Dollar ProFund

Investment Objective: The Rising U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	97.5%
Total Exposure	97.5%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Rising U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

US Dollar Index - Currencies

% of Index
Euro	57.6%
Japanese Yen	13.6%
British Pound	11.9%
Canadian Dollar	9.1%
Swedish Krona	4.2%
Swiss Franc	3.6%

Falling U.S. Dollar ProFund

Investment Objective: The Falling U.S. Dollar ProFund seeks daily investment results, before fees and expenses, that correspond to the inverse of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets
Foreign Currency Contracts	(98.1)%
Total Exposure	(98.1)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The Falling U.S. Dollar ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

US Dollar Index - Currencies

% of Index
Euro	57.6%
Japanese Yen	13.6%
British Pound	11.9%
Canadian Dollar	9.1%
Swedish Krona	4.2%
Swiss Franc	3.6%

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at August 1, 2006 and held for the entire period from August 1, 2006 through January 31, 2007.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period* 8/1/06 - 1/31/07	Expense Ratio During Period 8/1/06 - 1/31/07
Investor Class
Bull ProFund	$1,000.00	$1,131.10	$7.63	1.42%
Mid-Cap ProFund	1,000.00	1,116.70	9.34	1.75%
Small-Cap ProFund	1,000.00	1,131.10	9.08	1.69%
OTC ProFund	1,000.00	1,181.80	8.03	1.46%
Large-Cap Value ProFund	1,000.00	1,134.40	7.64	1.42%
Large-Cap Growth ProFund	1,000.00	1,121.10	8.71	1.63%
Mid-Cap Value ProFund	1,000.00	1,122.70	8.19	1.53%
Mid-Cap Growth ProFund	1,000.00	1,111.90	8.78	1.65%
Small-Cap Value ProFund	1,000.00	1,139.10	8.63	1.60%
Small-Cap Growth ProFund	1,000.00	1,100.40	8.89	1.68%
Europe 30 ProFund	1,000.00	1,088.30	7.78	1.46%
UltraBull ProFund	1,000.00	1,248.20	8.10	1.43%
UltraMid-Cap ProFund	1,000.00	1,219.10	8.22	1.47%
UltraSmall-Cap ProFund	1,000.00	1,254.00	7.78	1.37%
UltraDow 30 ProFund	1,000.00	1,254.50	8.30	1.46%
UltraOTC ProFund	1,000.00	1,356.80	8.08	1.36%
UltraInternational ProFund	1,000.00	1,264.20	8.56	1.50%
UltraEmerging Markets ProFund	1,000.00	1,436.50	8.41	1.37%
UltraJapan ProFund	1,000.00	1,275.60	8.83	1.54%
Bear ProFund	1,000.00	917.50	7.15	1.48%
Short Small-Cap ProFund	1,000.00	896.50	7.07	1.48%
Short OTC ProFund	1,000.00	870.10	7.02	1.49%
UltraBear ProFund	1,000.00	824.20	6.35	1.38%
UltraShort Mid-Cap ProFund	1,000.00	822.20	6.94	1.51%
UltraShort Small-Cap ProFund	1,000.00	779.50	6.19	1.38%
UltraShort Dow 30 ProFund	1,000.00	815.00	7.23	1.58%
UltraShort OTC ProFund	1,000.00	734.60	5.95	1.36%
UltraShort International ProFund	1,000.00	795.80	6.56	1.45%
UltraShort Emerging Markets ProFund	1,000.00	662.00	6.16	1.47%
UltraShort Japan ProFund	1,000.00	776.90	8.73	1.95%
Banks UltraSector ProFund	1,000.00	1,098.70	8.31	1.57%
Basic Materials UltraSector ProFund	1,000.00	1,241.00	8.98	1.59%
Biotechnology UltraSector ProFund	1,000.00	1,064.20	8.17	1.57%
Consumer Goods UltraSector ProFund	1,000.00	1,180.10	8.63	1.57%
Consumer Services UltraSector ProFund	1,000.00	1,294.10	9.08	1.57%
Financials UltraSector ProFund	1,000.00	1,186.90	8.65	1.57%
Health Care UltraSector ProFund	1,000.00	1,112.30	8.36	1.57%
Industrials UltraSector ProFund	1,000.00	1,191.20	8.67	1.57%
Internet UltraSector ProFund	1,000.00	1,347.20	9.05	1.53%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,006.90	8.25	1.63%
Oil & Gas UltraSector ProFund	1,000.00	997.50	7.10	1.41%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	895.30	8.07	1.69%
Pharmaceuticals UltraSector ProFund	1,000.00	1,096.60	8.30	1.57%
Precious Metals UltraSector ProFund	1,000.00	914.10	6.46	1.34%
Real Estate UltraSector ProFund	1,000.00	1,367.50	9.25	1.55%
Semiconductor UltraSector ProFund	1,000.00	1,142.20	8.59	1.59%
Technology UltraSector ProFund	1,000.00	1,297.90	9.09	1.57%
Telecommunications UltraSector ProFund	1,000.00	1,277.30	8.78	1.53%
Utilities UltraSector ProFund	1,000.00	1,122.10	7.86	1.47%
Short Oil & Gas ProFund	1,000.00	997.50	8.11	1.61%
Short Precious Metals ProFund	1,000.00	1,022.20	7.59	1.49%
Short Real Estate ProFund	1,000.00	825.00	6.67	1.45%
U.S. Government Plus ProFund	1,000.00	1,046.60	6.14	1.19%
Rising Rates Opportunity 10 ProFund	1,000.00	1,001.60	7.57	1.50%
Rising Rates Opportunity ProFund	1,000.00	983.80	7.15	1.43%
Rising U.S. Dollar ProFund	1,000.00	1,019.10	7.33	1.44%
Falling U.S. Dollar ProFund	1,000.00	1,016.00	6.96	1.37%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period* 8/1/06 - 1/31/07	Expense Ratio During Period 8/1/06 - 1/31/07
Service Class
Bull ProFund	$1,000.00	$1,125.50	$12.96	2.42%
Mid-Cap ProFund	1,000.00	1,111.00	14.63	2.75%
Small-Cap ProFund	1,000.00	1,125.10	14.41	2.69%
OTC ProFund	1,000.00	1,176.00	13.49	2.46%
Large-Cap Value ProFund	1,000.00	1,128.50	12.98	2.42%
Large-Cap Growth ProFund	1,000.00	1,115.90	14.03	2.63%
Mid-Cap Value ProFund	1,000.00	1,116.90	13.50	2.53%
Mid-Cap Growth ProFund	1,000.00	1,106.60	14.07	2.65%
Small-Cap Value ProFund	1,000.00	1,133.30	13.98	2.60%
Small-Cap Growth ProFund	1,000.00	1,094.30	14.15	2.68%
Europe 30 ProFund	1,000.00	1,083.70	12.92	2.46%
UltraBull ProFund	1,000.00	1,242.30	13.73	2.43%
UltraMid-Cap ProFund	1,000.00	1,213.40	13.78	2.47%
UltraSmall-Cap ProFund	1,000.00	1,248.20	13.43	2.37%
UltraDow 30 ProFund	1,000.00	1,248.30	13.94	2.46%
UltraOTC ProFund	1,000.00	1,349.80	13.98	2.36%
UltraInternational ProFund	1,000.00	1,257.90	14.23	2.50%
UltraEmerging Markets ProFund	1,000.00	1,428.00	14.50	2.37%
UltraJapan ProFund	1,000.00	1,269.50	14.53	2.54%
Bear ProFund	1,000.00	912.90	11.96	2.48%
Short Small-Cap ProFund	1,000.00	891.40	11.82	2.48%
Short OTC ProFund	1,000.00	864.90	11.70	2.49%
UltraBear ProFund	1,000.00	820.30	10.92	2.38%
UltraShort Mid-Cap ProFund	1,000.00	817.30	11.50	2.51%
UltraShort Small-Cap ProFund	1,000.00	775.10	10.65	2.38%
UltraShort Dow 30 ProFund	1,000.00	810.20	11.77	2.58%
UltraShort OTC ProFund	1,000.00	730.90	10.30	2.36%
UltraShort International ProFund	1,000.00	791.90	11.57	2.45%
UltraShort Emerging Markets ProFund	1,000.00	658.60	10.33	2.47%
UltraShort Japan ProFund	1,000.00	772.40	13.18	2.95%
Banks UltraSector ProFund	1,000.00	1,093.20	13.56	2.57%
Basic Materials UltraSector ProFund	1,000.00	1,235.00	14.59	2.59%
Biotechnology UltraSector ProFund	1,000.00	1,058.70	13.34	2.57%
Consumer Goods UltraSector ProFund	1,000.00	1,174.00	14.08	2.57%
Consumer Services UltraSector ProFund	1,000.00	1,287.70	14.82	2.57%
Financials UltraSector ProFund	1,000.00	1,181.50	14.13	2.57%
Health Care UltraSector ProFund	1,000.00	1,107.10	13.65	2.57%
Industrials UltraSector ProFund	1,000.00	1,185.80	14.16	2.57%
Internet UltraSector ProFund	1,000.00	1,340.30	14.92	2.53%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,001.70	13.27	2.63%
Oil & Gas UltraSector ProFund	1,000.00	993.00	12.11	2.41%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	890.20	12.82	2.69%
Pharmaceuticals UltraSector ProFund	1,000.00	1,092.60	13.56	2.57%
Precious Metals UltraSector ProFund	1,000.00	909.50	11.26	2.34%
Real Estate UltraSector ProFund	1,000.00	1,359.80	15.17	2.55%
Semiconductor UltraSector ProFund	1,000.00	1,136.20	13.95	2.59%
Technology UltraSector ProFund	1,000.00	1,291.50	14.84	2.57%
Telecommunications UltraSector ProFund	1,000.00	1,270.80	14.48	2.53%
Utilities UltraSector ProFund	1,000.00	1,116.60	13.18	2.47%
Short Oil & Gas ProFund	1,000.00	992.70	13.11	2.61%
Short Precious Metals ProFund	1,000.00	1,017.20	12.66	2.49%
Short Real Estate ProFund	1,000.00	821.40	11.25	2.45%
U.S. Government Plus ProFund	1,000.00	1,041.10	11.27	2.19%
Rising Rates Opportunity 10 ProFund	1,000.00	996.50	12.58	2.50%
Rising Rates Opportunity ProFund	1,000.00	978.70	12.12	2.43%
Rising U.S. Dollar ProFund	1,000.00	1,014.20	12.39	2.44%
Falling U.S. Dollar ProFund	1,000.00	1,011.20	12.01	2.37%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period* 8/1/06 - 1/31/07	Expense Ratio During Period 8/1/06 - 1/31/07
Investor Class
Bull ProFund	$1,000.00	$1,018.05	$7.22	1.42%
Mid-Cap ProFund	1,000.00	1,016.38	8.89	1.75%
Small-Cap ProFund	1,000.00	1,016.69	8.59	1.69%
OTC ProFund	1,000.00	1,017.85	7.43	1.46%
Large-Cap Value ProFund	1,000.00	1,018.05	7.22	1.42%
Large-Cap Growth ProFund	1,000.00	1,016.99	8.29	1.63%
Mid-Cap Value ProFund	1,000.00	1,017.49	7.78	1.53%
Mid-Cap Growth ProFund	1,000.00	1,016.89	8.39	1.65%
Small-Cap Value ProFund	1,000.00	1,017.14	8.13	1.60%
Small-Cap Growth ProFund	1,000.00	1,016.74	8.54	1.68%
Europe 30 ProFund	1,000.00	1,017.85	7.43	1.46%
UltraBull ProFund	1,000.00	1,018.00	7.27	1.43%
UltraMid-Cap ProFund	1,000.00	1,017.80	7.48	1.47%
UltraSmall-Cap ProFund	1,000.00	1,018.30	6.97	1.37%
UltraDow 30 ProFund	1,000.00	1,017.85	7.43	1.46%
UltraOTC ProFund	1,000.00	1,018.35	6.92	1.36%
UltraInternational ProFund	1,000.00	1,017.64	7.63	1.50%
UltraEmerging Markets ProFund	1,000.00	1,018.30	6.97	1.37%
UltraJapan ProFund	1,000.00	1,017.44	7.83	1.54%
Bear ProFund	1,000.00	1,017.74	7.53	1.48%
Short Small-Cap ProFund	1,000.00	1,017.74	7.53	1.48%
Short OTC ProFund	1,000.00	1,017.69	7.58	1.49%
UltraBear ProFund	1,000.00	1,018.25	7.02	1.38%
UltraShort Mid-Cap ProFund	1,000.00	1,017.59	7.68	1.51%
UltraShort Small-Cap ProFund	1,000.00	1,018.25	7.02	1.38%
UltraShort Dow 30 ProFund	1,000.00	1,017.24	8.03	1.58%
UltraShort OTC ProFund	1,000.00	1,018.35	6.92	1.36%
UltraShort International ProFund	1,000.00	1,017.91	7.37	1.45%
UltraShort Emerging Markets ProFund	1,000.00	1,017.80	7.48	1.47%
UltraShort Japan ProFund	1,000.00	1,015.38	9.91	1.95%
Banks UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Basic Materials UltraSector ProFund	1,000.00	1,017.19	8.08	1.59%
Biotechnology UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Consumer Goods UltraSector ProFund	1,000.00	1,017.30	7.98	1.57%
Consumer Services UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Financials UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Health Care UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Industrials UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Internet UltraSector ProFund	1,000.00	1,017.49	7.78	1.53%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,016.99	8.29	1.63%
Oil & Gas UltraSector ProFund	1,000.00	1,018.10	7.17	1.41%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,016.69	8.59	1.69%
Pharmaceuticals UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Precious Metals UltraSector ProFund	1,000.00	1,018.45	6.82	1.34%
Real Estate UltraSector ProFund	1,000.00	1,017.39	7.88	1.55%
Semiconductor UltraSector ProFund	1,000.00	1,017.19	8.08	1.59%
Technology UltraSector ProFund	1,000.00	1,017.29	7.98	1.57%
Telecommunications UltraSector ProFund	1,000.00	1,017.49	7.78	1.53%
Utilities UltraSector ProFund	1,000.00	1,017.80	7.48	1.47%
Short Oil & Gas ProFund	1,000.00	1,017.09	8.19	1.61%
Short Precious Metals ProFund	1,000.00	1,017.69	7.58	1.49%
Short Real Estate ProFund	1,000.00	1,017.90	7.37	1.45%
U.S. Government Plus ProFund	1,000.00	1,019.21	6.06	1.19%
Rising Rates Opportunity 10 ProFund	1,000.00	1,017.64	7.63	1.50%
Rising Rates Opportunity ProFund	1,000.00	1,018.00	7.27	1.43%
Rising U.S. Dollar ProFund	1,000.00	1,017.95	7.32	1.44%
Falling U.S. Dollar ProFund	1,000.00	1,018.30	6.97	1.37%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Expense Examples (continued) (unaudited)

	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period* 8/1/06 - 1/31/07	Expense Ratio During Period 8/1/06 - 1/31/07
Service Class
Bull ProFund	$1,000.00	$1,013.01	$12.28	2.42%
Mid-Cap ProFund	1,000.00	1,011.34	13.94	2.75%
Small-Cap ProFund	1,000.00	1,011.64	13.64	2.69%
OTC ProFund	1,000.00	1,012.80	12.48	2.46%
Large-Cap Value ProFund	1,000.00	1,013.01	12.28	2.42%
Large-Cap Growth ProFund	1,000.00	1,011.95	13.34	2.63%
Mid-Cap Value ProFund	1,000.00	1,012.45	12.83	2.53%
Mid-Cap Growth ProFund	1,000.00	1,011.85	13.44	2.65%
Small-Cap Value ProFund	1,000.00	1,012.10	13.19	2.60%
Small-Cap Growth ProFund	1,000.00	1,011.70	13.59	2.68%
Europe 30 ProFund	1,000.00	1,012.80	12.48	2.46%
UltraBull ProFund	1,000.00	1,012.96	12.33	2.43%
UltraMid-Cap ProFund	1,000.00	1,012.75	12.53	2.47%
UltraSmall-Cap ProFund	1,000.00	1,013.26	12.03	2.37%
UltraDow 30 ProFund	1,000.00	1,012.80	12.48	2.46%
UltraOTC ProFund	1,000.00	1,013.31	11.98	2.36%
UltraInternational ProFund	1,000.00	1,012.60	12.68	2.50%
UltraEmerging Markets ProFund	1,000.00	1,013.26	12.03	2.37%
UltraJapan ProFund	1,000.00	1,012.40	12.88	2.54%
Bear ProFund	1,000.00	1,012.70	12.58	2.48%
Short Small-Cap ProFund	1,000.00	1,012.70	12.58	2.48%
Short OTC ProFund	1,000.00	1,012.65	12.63	2.49%
UltraBear ProFund	1,000.00	1,013.21	12.08	2.38%
UltraShort Mid-Cap ProFund	1,000.00	1,012.55	12.73	2.51%
UltraShort Small-Cap ProFund	1,000.00	1,013.21	12.08	2.38%
UltraShort Dow 30 ProFund	1,000.00	1,012.20	13.09	2.58%
UltraShort OTC ProFund	1,000.00	1,013.31	11.98	2.36%
UltraShort International ProFund	1,000.00	1,012.85	12.43	2.45%
UltraShort Emerging Markets ProFund	1,000.00	1,012.75	12.53	2.47%
UltraShort Japan ProFund	1,000.00	1,010.33	14.95	2.95%
Banks UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Basic Materials UltraSector ProFund	1,000.00	1,012.15	13.14	2.59%
Biotechnology UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Consumer Goods UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Consumer Services UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Financials UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Health Care UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Industrials UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Internet UltraSector ProFund	1,000.00	1,012.45	12.83	2.53%
Mobile Telecommunications UltraSector ProFund	1,000.00	1,011.95	13.34	2.63%
Oil & Gas UltraSector ProFund	1,000.00	1,013.06	12.23	2.41%
Oil Equipment, Services & Distribution UltraSector ProFund	1,000.00	1,011.64	13.64	2.69%
Pharmaceuticals UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Precious Metals UltraSector ProFund	1,000.00	1,013.41	11.88	2.34%
Real Estate UltraSector ProFund	1,000.00	1,012.35	12.93	2.55%
Semiconductor UltraSector ProFund	1,000.00	1,012.15	13.14	2.59%
Technology UltraSector ProFund	1,000.00	1,012.25	13.03	2.57%
Telecommunications UltraSector ProFund	1,000.00	1,012.45	12.83	2.53%
Utilities UltraSector ProFund	1,000.00	1,012.75	12.53	2.47%
Short Oil & Gas ProFund	1,000.00	1,012.05	13.24	2.61%
Short Precious Metals ProFund	1,000.00	1,012.65	12.63	2.49%
Short Real Estate ProFund	1,000.00	1,012.85	12.43	2.45%
U.S. Government Plus ProFund	1,000.00	1,014.17	11.12	2.19%
Rising Rates Opportunity 10 ProFund	1,000.00	1,012.60	12.68	2.50%
Rising Rates Opportunity ProFund	1,000.00	1,012.96	12.33	2.43%
Rising U.S. Dollar ProFund	1,000.00	1,012.91	12.38	2.44%
Falling U.S. Dollar ProFund	1,000.00	1,013.26	12.03	2.37%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PROFUNDS Bull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2007

Common Stocks (96.4%)
	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Pharmaceuticals)	0.6%	9,864	$522,792
Altria Group, Inc. (Agriculture)	1.4%	13,464	1,176,620
American Express Co. (Diversified Financial Services)	0.5%	7,524	438,047
American International Group, Inc. (Insurance)	1.3%	16,560	1,133,532
Amgen, Inc.* (Biotechnology)	0.6%	7,488	526,930
Apple Computer, Inc.* (Computers)	0.6%	5,508	472,201
AT&T, Inc. (Telecommunications)	1.8%	40,248	1,514,533
Bank of America Corp. (Banks)	1.8%	28,908	1,519,983
Boeing Co. (Aerospace/Defense)	0.5%	5,076	454,607
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	12,636	363,790
ChevronTexaco Corp. (Oil & Gas)	1.2%	13,752	1,002,245
Cisco Systems, Inc.* (Telecommunications)	1.2%	39,060	1,038,605
Citigroup, Inc. (Diversified Financial Services)	2.0%	31,212	1,720,717
Coca-Cola Co. (Beverages)	0.7%	13,104	627,420
Comcast Corp.—Special Class A* (Media)	0.7%	13,392	593,533
ConocoPhillips (Oil & Gas)	0.8%	10,296	683,757
Exxon Mobil Corp. (Oil & Gas)	3.2%	36,936	2,736,957
General Electric Co. (Miscellaneous Manufacturing)	2.7%	65,160	2,349,017
Google, Inc.—Class A* (Internet)	0.8%	1,368	685,777
Hewlett-Packard Co. (Computers)	0.9%	17,532	758,785
Home Depot, Inc. (Retail)	0.6%	12,888	525,057
Intel Corp. (Semiconductors)	0.9%	37,044	776,442
International Business Machines Corp. (Computers)	1.1%	9,648	956,600
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.3%	22,212	1,131,256
Johnson & Johnson (Healthcare—Products)	1.4%	18,468	1,233,662
Medtronic, Inc. (Healthcare—Products)	0.5%	7,452	398,309
Merck & Co., Inc. (Pharmaceuticals)	0.7%	13,896	621,846
Merrill Lynch & Co., Inc. (Diversified Financial Services)	0.7%	6,630	620,303
Microsoft Corp. (Software)	2.0%	54,792	1,690,881
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.7%	6,768	560,323
Oracle Corp.* (Software)	0.5%	25,776	442,316
PepsiCo, Inc. (Beverages)	0.8%	10,620	692,850
Pfizer, Inc. (Pharmaceuticals)	1.4%	46,152	1,211,028
Procter & Gamble Co. (Cosmetics/Personal Care)	1.5%	20,448	1,326,462

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Qualcomm, Inc. (Telecommunications)	0.5%	10,404	$391,815
Schlumberger, Ltd.ADR (Oil & Gas Services)	0.6%	7,452	473,128
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.8%	3,120	661,939
Time Warner, Inc. (Media)	0.6%	25,416	555,848
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	0.5%	12,708	405,130
U.S. Bancorp (Banks)	0.5%	11,232	399,859
United Parcel Service, Inc.—Class B (Transportation)	0.6%	6,876	496,997
United Technologies Corp. (Aerospace/Defense)	0.5%	6,696	455,461
UnitedHealth Group, Inc. (Healthcare—Services)	0.5%	8,676	453,409
Verizon Communications, Inc. (Telecommunications)	0.8%	18,720	721,094
Wachovia Corp. (Banks)	0.8%	12,204	689,526
Wal-Mart Stores, Inc. (Retail)	0.9%	15,624	745,109
Walt Disney Co. (Media)	0.5%	13,212	464,666
Wells Fargo & Co. (Banks)	0.9%	21,636	777,165
Wyeth (Pharmaceuticals)	0.5%	8,568	423,345
Other Common Stocks	49.0%	1,053,090	42,083,033

TOTAL COMMON STOCKS (Cost $59,968,784)			82,704,707

Repurchase Agreements (3.4%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07, with a repurchase price of $2,911,419 (Collateralized by $2,985,000 Federal Home Loan Bank, 3.375%, 2/15/08, market value $2,972,237)	$2,911,000	2,911,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,911,000)		2,911,000

Rights/Warrants(NM)
	Shares
Other Securities	5,670	1,077

TOTAL RIGHTS/WARRANTS (Cost $0)		1,077

TOTAL INVESTMENT SECURITIES (Cost $62,879,784)—99.8%		85,616,784
Net other assets (liabilities)—0.2%		188,986

NET ASSETS—100.0%		$85,805,770

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Bull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2007

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2007 (Underlying face amount at value $4,689,750)	13	$56,394

Bull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.2%
Aerospace/Defense	2.1%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	6.3%
Beverages	2.0%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.3%
Coal	0.1%
Commercial Services	0.8%
Computers	4.0%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.8%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%

Hand/Machine Tools	0.1%
Healthcare—Products	3.1%
Healthcare—Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.6%
Internet	1.7%
Iron/Steel	0.3%
Leisure Time	0.4%
Lodging	0.5%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	0.3%
Media	3.4%
Mining	0.6%
Miscellaneous Manufacturing	4.9%
Office/Business Equipment	0.2%
Oil & Gas	7.5%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.7%
Pipelines	0.5%
Real Estate	0.1%
Real Estate Investment Trust	1.2%
Retail	5.4%
Savings & Loans	0.4%
Semiconductors	2.3%
Software	3.6%
Telecommunications	5.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	3.6%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (84.5%)
	Shares	Value
3Com Corp.* (Telecommunications)	2,695	$10,511
99 Cents Only Stores* (Retail)	275	4,084
Abercrombie & Fitch Co.—Class A (Retail)	550	43,746
Activision, Inc.* (Software)	1,650	28,100
Acxiom Corp. (Software)	440	9,988
Adesa, Inc. (Commercial Services)	605	17,557
ADTRAN, Inc. (Telecommunications)	385	8,532
Advance Auto Parts, Inc. (Retail)	715	27,134
Advanced Medical Optics, Inc.* (Healthcare—Products)	385	14,149
Advent Software, Inc.* (Software)	110	3,933
Aeropostale, Inc.* (Retail)	330	11,860
Affymetrix, Inc.* (Biotechnology)	440	10,982
AGCO Corp.* (Machinery—Diversified)	605	20,552
AGL Resources, Inc. (Gas)	495	19,454
Airgas, Inc. (Chemicals)	495	20,602
AirTran Holdings, Inc.* (Airlines)	605	6,697
Alaska Air Group, Inc.* (Airlines)	220	9,427
Albemarle Corp. (Chemicals)	220	17,156
Alberto-Culver Co. (Cosmetics/Personal Care)	495	11,321
Alexander & Baldwin, Inc. (Transportation)	275	13,596
Alliance Data Systems Corp.* (Commercial Services)	440	29,889
Alliant Energy Corp. (Electric)	770	27,990
Alliant Techsystems, Inc.* (Aerospace/Defense)	220	17,820
AMB Property Corp. (REIT)	605	36,814
American Eagle Outfitters, Inc. (Retail)	1,320	42,741
American Financial Group, Inc. (Insurance)	385	13,598
American Greetings Corp.—Class A (Household Products/Wares)	385	9,248
AmeriCredit Corp.* (Diversified Financial Services)	770	20,898
Ametek, Inc. (Electrical Components & Equipment)	715	24,782
Amphenol Corp.—Class A (Electronics)	550	37,247
Andrew Corp.* (Telecommunications)	1,045	11,098
AnnTaylor Stores Corp.* (Retail)	440	15,180
Applebee’s International, Inc. (Retail)	495	12,494
Apria Healthcare Group, Inc.* (Healthcare—Services)	275	7,637
Aqua America, Inc. (Water)	880	19,545
Aquila, Inc.* (Electric)	2,530	11,461
Arch Coal, Inc. (Coal)	935	27,788
Arrow Electronics, Inc.* (Electronics)	825	29,081
Arthur J. Gallagher & Co. (Insurance)	660	18,922
ArvinMeritor, Inc. (Auto Parts & Equipment)	440	8,470
Associated Banc-Corp (Banks)	880	30,025
Astoria Financial Corp. (Savings & Loans)	550	16,275
Atmel Corp.* (Semiconductors)	2,915	17,432
Avis Budget Group, Inc. (Commercial Services)	660	16,804
Avnet, Inc.* (Electronics)	825	25,616
Avocent Corp.* (Internet)	330	11,398
Bandag, Inc. (Auto Parts & Equipment)	55	2,802
Bank of Hawaii Corp. (Banks)	330	17,276
Barnes & Noble, Inc. (Retail)	330	12,847
Beazer Homes USA, Inc. (Home Builders)	220	9,572
Beckman Coulter, Inc. (Healthcare—Products)	385	24,840
Belo Corp.—Class A (Media)	550	10,296
BJ’s Wholesale Club, Inc.* (Retail)	385	11,758
Black Hills Corp. (Electric)	220	8,155
Blyth, Inc. (Household Products/Wares)	165	3,430
Bob Evans Farms, Inc. (Retail)	220	7,473

Common Stocks, continued
	Shares	Value
Borders Group, Inc. (Retail)	385	$8,077
BorgWarner, Inc. (Auto Parts & Equipment)	385	26,389
Bowater, Inc. (Forest Products & Paper)	330	9,032
Boyd Gaming Corp. (Lodging)	275	13,082
Brinker International, Inc. (Retail)	825	26,029
Brocade Communications Systems, Inc.* (Computers)	675	5,792
Brown & Brown, Inc. (Insurance)	770	21,806
C.H. Robinson Worldwide, Inc. (Transportation)	1,155	61,272
Cabot Corp. (Chemicals)	385	17,225
Cadence Design Systems, Inc.* (Computers)	1,870	35,343
Callaway Golf Co. (Leisure Time)	385	6,360
Cameron International Corp.* (Oil & Gas Services)	715	37,538
Career Education Corp.* (Commercial Services)	605	17,345
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	165	13,438
Carmax, Inc.* (Retail)	715	41,061
Catalina Marketing Corp. (Advertising)	220	6,281
Cathay Bancorp, Inc. (Banks)	330	11,438
CBRL Group, Inc. (Retail)	165	7,737
CDW Corp. (Distribution/Wholesale)	385	24,705
Cephalon, Inc.* (Pharmaceuticals)	385	27,878
Ceridian Corp.* (Computers)	935	28,022
Charles River Laboratories International, Inc.* (Biotechnology)	440	19,800
Charming Shoppes, Inc.* (Retail)	825	10,824
CheckFree Corp.* (Internet)	550	22,787
Cheesecake Factory, Inc.* (Retail)	495	13,677
Chemtura Corp. (Chemicals)	1,595	18,374
Chico’s FAS, Inc.* (Retail)	1,155	24,116
Choicepoint, Inc.* (Commercial Services)	495	19,053
Church & Dwight, Inc. (Household Products/Wares)	440	19,936
Cimarex Energy Co. (Oil & Gas)	550	20,614
Cincinnati Bell, Inc.* (Telecommunications)	1,650	8,019
City National Corp. (Banks)	220	15,825
Claire’s Stores, Inc. (Retail)	605	20,812
Coldwater Creek, Inc.* (Retail)	385	7,180
Commercial Metals Co. (Metal Fabricate/Hardware)	770	20,875
Commscope, Inc.* (Telecommunications)	385	12,439
Community Health Systems, Inc.* (Healthcare—Services)	605	21,629
Con-way, Inc. (Transportation)	275	13,679
Copart, Inc.* (Retail)	440	12,954
Corinthian Colleges, Inc.* (Commercial Services)	550	7,183
Covance, Inc.* (Healthcare—Services)	385	23,735
Crane Co. (Miscellaneous Manufacturing)	330	12,814
Cree Research, Inc.* (Semiconductors)	495	7,613
CSG Systems International, Inc.* (Software)	275	6,897
Cullen/Frost Bankers, Inc. (Banks)	385	20,609
Cypress Semiconductor Corp.* (Semiconductors)	935	17,251
Cytec Industries, Inc. (Chemicals)	275	16,011
CYTYC Corp.* (Healthcare—Products)	715	20,678
Deluxe Corp. (Commercial Services)	330	9,874
Denbury Resources, Inc.* (Oil & Gas)	770	21,329
DENTSPLY International, Inc. (Healthcare—Products)	990	30,531
Developers Diversified Realty Corp. (REIT)	715	47,992
DeVry, Inc. (Commercial Services)	385	10,842
Dick’s Sporting Goods, Inc.* (Retail)	220	11,328
Diebold, Inc. (Computers)	440	20,394
Dollar Tree Stores, Inc.* (Retail)	660	20,764

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Donaldson Co., Inc. (Miscellaneous Manufacturing)	440	$15,497
DPL, Inc. (Electric)	770	22,084
DRS Technologies, Inc. (Aerospace/Defense)	220	12,188
DST Systems, Inc.* (Computers)	330	23,258
Dun & Bradstreet Corp.* (Software)	385	32,725
Duquesne Light Holdings, Inc. (Electric)	550	11,006
Dycom Industries, Inc.* (Engineering & Construction)	275	6,223
Eaton Vance Corp. (Diversified Financial Services)	825	28,297
Edwards (A.G.), Inc. (Diversified Financial Services)	495	32,773
Edwards Lifesciences Corp.* (Healthcare—Products)	385	19,697
Encore Acquisition Co.* (Oil & Gas)	330	8,564
Energizer Holdings, Inc.* (Electrical Components & Equipment)	385	32,813
Energy East Corp. (Electric)	990	23,780
Entercom Communications Corp. (Media)	165	4,651
Equitable Resources, Inc. (Pipelines)	770	33,302
Everest Re Group, Ltd.ADR (Insurance)	440	41,184
Expeditors International of Washington, Inc. (Transportation)	1,430	61,046
F5 Networks, Inc.* (Internet)	275	19,646
Fair Isaac Corp. (Software)	385	15,331
Fairchild Semiconductor International, Inc.* (Semiconductors)	825	14,693
Fastenal Co. (Distribution/Wholesale)	825	30,757
Federal Signal Corp. (Miscellaneous Manufacturing)	275	4,516
Ferro Corp. (Chemicals)	275	5,860
Fidelity National Title Group, Inc.—Class A (Insurance)	1,485	35,254
First American Financial Corp. (Insurance)	660	27,971
First Niagara Financial Group, Inc. (Savings & Loans)	715	10,360
FirstMerit Corp. (Banks)	495	11,147
Florida Rock Industries, Inc. (Building Materials)	330	16,319
Flowserve Corp.* (Machinery—Diversified)	385	20,432
FMC Corp. (Chemicals)	220	17,127
FMC Technologies, Inc.* (Oil & Gas Services)	440	27,249
Foot Locker, Inc. (Retail)	1,045	23,450
Forest Oil Corp.* (Oil & Gas)	330	10,534
Furniture Brands International, Inc. (Home Furnishings)	330	5,501
GameStop Corp.* (Retail)	495	26,448
Gartner Group, Inc.* (Commercial Services)	385	8,416
GATX Corp. (Trucking & Leasing)	330	15,048
Gen-Probe, Inc.* (Healthcare—Products)	330	17,068
Gentex Corp. (Electronics)	935	16,353
Glatfelter (Forest Products & Paper)	275	4,452
Global Payments, Inc. (Software)	440	16,614
Graco, Inc. (Machinery—Diversified)	440	17,939
Granite Construction, Inc. (Engineering & Construction)	220	11,783
Grant Prideco, Inc.* (Oil & Gas Services)	825	32,324
Great Plains Energy, Inc. (Electric)	495	15,508
Greater Bay Bancorp (Banks)	330	9,220
Hanesbrands, Inc.* (Apparel)	605	15,476
Hanover Compressor Co.* (Oil & Gas Services)	660	12,771
Hanover Insurance Group, Inc. (Insurance)	330	15,857
Hansen Natural Corp.* (Beverages)	385	14,665
Harris Corp. (Telecommunications)	880	44,721

Common Stocks, continued
	Shares	Value
Harsco Corp. (Miscellaneous Manufacturing)	275	$23,617
Harte-Hanks, Inc. (Advertising)	330	8,946
Hawaiian Electric Industries, Inc. (Electric)	550	14,735
HCC Insurance Holdings, Inc. (Insurance)	715	22,308
Health Net, Inc.* (Healthcare—Services)	770	37,507
Helmerich & Payne, Inc. (Oil & Gas)	715	19,183
Henry Schein, Inc.* (Healthcare—Products)	550	27,924
Herman Miller, Inc. (Office Furnishings)	440	16,544
Highwoods Properties, Inc. (REIT)	330	14,421
Hillenbrand Industries, Inc. (Healthcare—Products)	385	21,949
HNI Corp. (Office Furnishings)	330	16,018
Horace Mann Educators Corp. (Insurance)	275	5,453
Hormel Foods Corp. (Food)	495	18,760
Hospitality Properties Trust (REIT)	495	24,156
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	220	7,324
Hubbell, Inc.—Class B (Electrical Components & Equipment)	385	18,557
IDACORP, Inc. (Electric)	275	10,161
Imation Corp. (Computers)	220	9,572
IndyMac Bancorp, Inc. (Diversified Financial Services)	440	17,112
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	935	18,242
Integrated Device Technology, Inc.* (Semiconductors)	1,320	19,972
International Rectifier Corp.* (Semiconductors)	440	18,361
International Speedway Corp. (Entertainment)	220	11,491
Intersil Corp.—Class A (Semiconductors)	935	22,029
Intuitive Surgical, Inc.* (Healthcare—Products)	220	21,650
Investors Financial Services Corp. (Banks)	440	20,579
Invitrogen Corp.* (Biotechnology)	275	16,838
ITT Educational Services, Inc.* (Commercial Services)	220	17,072
J.B. Hunt Transport Services, Inc. (Transportation)	660	16,586
Jack Henry & Associates, Inc. (Computers)	495	10,563
Jacobs Engineering Group, Inc.* (Engineering & Construction)	385	34,862
Jefferies Group, Inc. (Diversified Financial Services)	660	19,444
JetBlue Airways Corp.* (Airlines)	1,155	15,801
JM Smucker Co. (Food)	385	18,284
John Wiley & Sons, Inc. (Media)	275	10,219
Joy Global, Inc. (Machinery—Construction & Mining)	770	35,782
Kelly Services, Inc.—Class A (Commercial Services)	110	3,411
KEMET Corp.* (Electronics)	550	4,147
Kennametal, Inc. (Hand/Machine Tools)	220	13,596
Korn/Ferry International* (Commercial Services)	275	6,567
Lam Research Corp.* (Semiconductors)	935	42,832
Lancaster Colony Corp. (Miscellaneous Manufacturing)	110	4,811
Lattice Semiconductor Corp.* (Semiconductors)	770	4,512
Laureate Education, Inc.* (Commercial Services)	330	19,912
Lear Corp. (Auto Parts & Equipment)	440	14,898
Lee Enterprises, Inc. (Media)	275	9,138
Leucadia National Corp. (Holding Companies—Diversified)	1,100	30,096
Liberty Property Trust (REIT)	605	31,303
LifePoint Hospitals, Inc.* (Healthcare—Services)	385	13,082
Lincare Holdings, Inc.* (Healthcare—Services)	605	23,807

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	275	$16,712
Longview Fibre Co. (Forest Products & Paper)	440	9,231
Louisiana-Pacific Corp. (Forest Products & Paper)	660	15,121
Lubrizol Corp. (Chemicals)	440	22,668
Lyondell Chemical Co. (Chemicals)	1,430	45,216
M.D.C. Holdings, Inc. (Home Builders)	220	12,819
Mack-Cali Realty Corp. (REIT)	385	21,421
Macrovision Corp.* (Entertainment)	330	8,161
Manpower, Inc. (Commercial Services)	550	40,112
Martek Biosciences Corp.* (Biotechnology)	165	3,846
Martin Marietta Materials (Building Materials)	275	31,740
McAfee, Inc.* (Internet)	1,045	30,577
MDU Resources Group, Inc. (Electric)	1,210	31,279
Media General, Inc.—Class A (Media)	110	4,401
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	330	12,517
MEMC Electronic Materials, Inc.* (Semiconductors)	1,100	57,639
Mentor Graphics Corp.* (Computers)	550	10,230
Mercantile Bankshares Corp. (Banks)	825	38,865
Mercury General Corp. (Insurance)	220	11,475
Micrel, Inc.* (Semiconductors)	385	3,892
Microchip Technology, Inc. (Semiconductors)	1,430	49,707
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,035	22,589
Mine Safety Appliances Co. (Environmental Control)	165	6,328
Minerals Technologies, Inc. (Chemicals)	110	6,388
Modine Manufacturing Co. (Auto Parts & Equipment)	220	5,755
Mohawk Industries, Inc.* (Textiles)	330	27,199
Moneygram International, Inc. (Software)	550	16,495
MPS Group, Inc.* (Commercial Services)	660	9,887
MSC Industrial Direct Co.—Class A (Retail)	330	14,253
National Fuel Gas Co. (Pipelines)	550	22,380
National Instruments Corp. (Computers)	385	11,092
Navigant Consulting Co.* (Commercial Services)	330	6,857
New Plan Excel Realty Trust, Inc. (REIT)	660	19,219
New York Community Bancorp (Savings & Loans)	1,760	29,726
Newfield Exploration Co.* (Oil & Gas)	880	37,673
Newport Corp.* (Telecommunications)	275	5,489
Noble Energy, Inc. (Oil & Gas)	1,155	61,688
Nordson Corp. (Machinery—Diversified)	220	11,378
Northeast Utilities System (Electric)	1,045	28,894
NSTAR (Electric)	715	23,881
Nuveen Investments—Class A (Diversified Financial Services)	495	24,502
O’Reilly Automotive, Inc.* (Retail)	770	26,881
OGE Energy Corp. (Electric)	605	23,426
Ohio Casualty Corp. (Insurance)	385	11,373
Old Republic International Corp. (Insurance)	1,540	34,342
Olin Corp. (Chemicals)	495	8,336
Omnicare, Inc. (Pharmaceuticals)	825	33,157
ONEOK, Inc. (Gas)	715	30,680
Oshkosh Truck Corp. (Auto Manufacturers)	495	26,136
OSI Restaurant Partners, Inc. (Retail)	495	19,548
Pacific Sunwear of California, Inc.* (Retail)	440	8,624
Packaging Corp. of America (Packaging & Containers)	550	12,562
Palm, Inc.* (Computers)	660	9,128

Common Stocks, continued
	Shares	Value
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	220	$5,804
Parametric Technology Corp.* (Software)	715	14,171
Patterson-UTI Energy, Inc. (Oil & Gas)	1,045	25,237
Payless ShoeSource, Inc.* (Retail)	440	14,938
PDL BioPharma, Inc.* (Biotechnology)	770	15,793
Pentair, Inc. (Miscellaneous Manufacturing)	660	20,566
Pepco Holdings, Inc. (Electric)	1,265	32,358
PepsiAmericas, Inc. (Beverages)	385	8,489
Perrigo Co. (Pharmaceuticals)	495	8,554
Petsmart, Inc. (Retail)	880	26,875
Pharmaceutical Product Development, Inc. (Commercial Services)	660	22,770
Pioneer Natural Resources Co. (Oil & Gas)	825	33,825
Plains Exploration & Production Co.* (Oil & Gas)	495	23,879
Plantronics, Inc. (Telecommunications)	275	5,418
Plexus Corp.* (Electronics)	275	4,620
PMI Group, Inc. (Insurance)	550	26,301
PNM Resources, Inc. (Electric)	495	15,088
Pogo Producing Co. (Oil & Gas)	385	19,077
Polo Ralph Lauren Corp. (Apparel)	385	31,589
Polycom, Inc.* (Telecommunications)	605	20,340
Potlatch Corp. (Forest Products & Paper)	220	10,386
Powerwave Technologies, Inc.* (Telecommunications)	880	5,139
Precision Castparts Corp. (Metal Fabricate/Hardware)	880	78,223
Pride International, Inc.* (Oil & Gas)	1,100	31,691
Protective Life Corp. (Insurance)	440	21,529
Psychiatric Solutions, Inc.* (Healthcare—Services)	330	12,850
Puget Energy, Inc. (Electric)	770	18,911
Quanta Services, Inc.* (Commercial Services)	770	15,839
Quicksilver Resources, Inc.* (Oil & Gas)	330	13,088
Radian Group, Inc. (Insurance)	550	33,121
Raymond James Financial Corp. (Diversified Financial Services)	605	19,312
Rayonier, Inc. (Forest Products & Paper)	495	21,384
Reader’s Digest Association, Inc. (Media)	605	10,218
Regency Centers Corp. (REIT)	440	38,324
Regis Corp. (Retail)	275	11,492
Reliance Steel & Aluminum Co. (Iron/Steel)	385	16,031
Rent-A-Center, Inc.* (Commercial Services)	440	12,962
Republic Services, Inc. (Environmental Control)	770	33,302
ResMed, Inc.* (Healthcare—Products)	495	26,027
RF Micro Devices, Inc.* (Telecommunications)	1,265	9,766
Rollins, Inc. (Commercial Services)	165	3,600
Roper Industries, Inc. (Miscellaneous Manufacturing)	550	28,555
Ross Stores, Inc. (Retail)	935	30,285
RPM, Inc. (Chemicals)	770	17,887
Ruby Tuesday, Inc. (Retail)	385	11,015
Ruddick Corp. (Food)	220	6,116
Saks, Inc. (Retail)	935	17,541
SCANA Corp. (Electric)	770	31,353
Scholastic Corp.* (Media)	165	5,833
Scientific Games Corp.—Class A* (Entertainment)	440	13,657
SEI Investments Co. (Software)	385	23,997
Semtech Corp.* (Semiconductors)	495	6,782
Sensient Technologies Corp. (Chemicals)	275	6,787
Sepracor, Inc.* (Pharmaceuticals)	715	40,797
Sequa Corp.—Class A* (Aerospace/Defense)	55	6,929
Sierra Pacific Resources* (Electric)	1,485	25,275

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Silicon Laboratories, Inc.* (Semiconductors)	330	$10,596
Smithfield Foods, Inc.* (Food)	660	17,332
Sonoco Products Co. (Packaging & Containers)	660	25,410
Sotheby’s (Commercial Services)	330	12,236
Southwestern Energy Co.* (Oil & Gas)	1,100	42,305
SPX Corp. (Miscellaneous Manufacturing)	385	27,023
SRA International, Inc.—Class A* (Computers)	275	6,958
StanCorp Financial Group, Inc. (Insurance)	330	15,791
Steel Dynamics, Inc. (Iron/Steel)	605	23,722
Stericycle, Inc.* (Environmental Control)	275	21,175
STERIS Corp. (Healthcare—Products)	440	11,370
Strayer Education, Inc. (Commercial Services)	55	6,257
SVB Financial Group* (Banks)	220	10,263
Swift Transportation Co., Inc.* (Transportation)	330	10,072
Sybase, Inc.* (Software)	605	15,663
Synopsys, Inc.* (Computers)	935	24,871
TCF Financial Corp. (Banks)	715	18,147
Tech Data Corp.* (Distribution/Wholesale)	330	12,256
Techne Corp.* (Healthcare—Products)	220	12,769
Teleflex, Inc. (Miscellaneous Manufacturing)	220	14,692
Telephone & Data Systems, Inc. (Telecommunications)	660	36,927
The Brink’s Co. (Miscellaneous Manufacturing)	275	17,091
The Colonial BancGroup, Inc. (Banks)	990	24,295
The Corporate Executive Board Co. (Commercial Services)	220	19,961
The Macerich Co. (REIT)	440	42,033
The Ryland Group, Inc. (Home Builders)	275	15,450
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	275	14,732
The Timberland Co.—Class A* (Apparel)	330	9,956
Thomas & Betts Corp.* (Electronics)	330	15,804
Thor Industries, Inc. (Home Builders)	220	9,297
Tidewater, Inc. (Oil & Gas Services)	385	19,854
Timken Co. (Metal Fabricate/Hardware)	605	17,309
Toll Brothers, Inc.* (Home Builders)	825	27,910
Tootsie Roll Industries, Inc. (Food)	165	5,234
Transaction Systems Architect, Inc.* (Software)	220	7,953
Triad Hospitals, Inc.* (Healthcare—Services)	550	23,375
Trinity Industries, Inc. (Miscellaneous Manufacturing)	495	18,934
TriQuint Semiconductor, Inc.* (Semiconductors)	935	4,395
Tupperware Corp. (Household Products/Wares)	385	8,982
United Dominion Realty Trust, Inc. (REIT)	880	28,855
United Rentals, Inc.* (Commercial Services)	440	11,330
Unitrin, Inc. (Insurance)	275	14,083
Universal Corp. (Agriculture)	165	7,974
Universal Health Services, Inc.—Class B (Healthcare—Services)	330	19,117
Urban Outfitters, Inc.* (Retail)	715	17,446
UTStarcom, Inc.* (Telecommunications)	715	6,313
Valassis Communications, Inc.* (Commercial Services)	275	4,227
Valeant Pharmaceuticals International (Pharmaceuticals)	605	10,666
Valspar Corp. (Chemicals)	660	18,599
ValueClick, Inc.* (Internet)	660	16,843
Varian Medical Systems, Inc.* (Healthcare—Products)	880	40,593
Varian, Inc.* (Electronics)	165	8,829

Common Stocks, continued
	Shares	Value
VCA Antech, Inc.* (Pharmaceuticals)	550	$18,491
Vectren Corp. (Gas)	495	13,919
Ventana Medical Systems, Inc.* (Healthcare—Products)	220	9,262
Vertex Pharmaceuticals, Inc.* (Biotechnology)	825	29,164
Vishay Intertechnology, Inc.* (Electronics)	1,210	15,899
W.R. Berkley Corp. (Insurance)	1,100	36,399
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	550	14,119
Washington Federal, Inc. (Savings & Loans)	550	12,755
Washington Post Co.—Class B (Media)	55	41,950
Webster Financial Corp. (Banks)	330	16,441
Weingarten Realty Investors (REIT)	495	24,507
Werner Enterprises, Inc. (Transportation)	330	6,273
Westamerica Bancorp (Banks)	165	8,225
Westar Energy, Inc. (Electric)	550	14,608
Western Digital Corp.* (Computers)	1,485	29,106
Westwood One, Inc. (Media)	440	3,049
WGL Holdings, Inc. (Gas)	330	10,438
Williams Sonoma, Inc. (Retail)	715	25,025
Wilmington Trust Corp. (Banks)	440	18,449
Wind River Systems, Inc.* (Software)	495	4,910
Wisconsin Energy Corp. (Electric)	770	35,850
Worthington Industries, Inc. (Metal Fabricate/Hardware)	495	9,494
WPS Resources Corp. (Electric)	275	14,589
YRC Worldwide, Inc.* (Transportation)	385	17,075
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	440	15,255

TOTAL COMMON STOCKS (Cost $4,536,055)		7,430,121

Repurchase Agreements (11.1%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $975,140 (Collateralized by $983,000 Federal National Mortgage Association, 3.625%, 3/15/07, market value $994,618)	$975,000	975,000

TOTAL REPURCHASE AGREEMENTS (Cost $975,000)		975,000

TOTAL INVESTMENT SECURITIES (Cost $5,511,055)—95.6%		8,405,121
Net other assets (liabilities)—4.4%		384,950

NET ASSETS—100.0%		$8,790,071

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring March 2007 (Underlying face amount at value $417,450)	1	$5,196
E-Mini S&P MidCap 400 Futures Contract expiring March 2007 (Underlying face amount at value $166,980)	2	3,015
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/07	$781,213	$9,462

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.2%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.7%
Banks	3.1%
Beverages	0.3%
Biotechnology	1.4%
Building Materials	0.5%
Chemicals	2.7%
Coal	0.3%
Commercial Services	4.0%
Computers	2.6%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.0%
Diversified Financial Services	2.0%
Electric	5.0%
Electrical Components & Equipment	0.9%

Electronics	1.8%
Engineering & Construction	0.6%
Entertainment	0.4%
Environmental Control	0.7%
Food	0.7%
Forest Products & Paper	0.8%
Gas	0.8%
Hand/Machine Tools	0.3%
Healthcare—Products	3.4%
Healthcare—Services	2.1%
Holding Companies—Diversified	0.3%
Home Builders	0.9%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	4.6%
Internet	1.2%
Iron/Steel	0.5%
Leisure Time	0.1%
Lodging	0.1%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	1.0%
Media	1.1%
Metal Fabricate/Hardware	1.4%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.4%
Oil & Gas	4.2%
Oil & Gas Services	1.5%
Packaging & Containers	0.4%
Pharmaceuticals	1.8%
Pipelines	0.6%
Real Estate Investment Trust	3.7%
Retail	7.6%
Savings & Loans	0.8%
Semiconductors	3.4%
Software	2.2%
Telecommunications	2.1%
Textiles	0.3%
Transportation	2.3%
Trucking & Leasing	0.2%
Water	0.2%
Other**	15.5%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2007

Common Stocks (73.6%)
	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Miscellaneous Manufacturing)	0.2%	880	$51,048
AK Steel Holding Corp.* (Iron/Steel)	0.2%	2,112	44,437
American Commercial Lines, Inc.* (Transportation)	0.2%	616	43,392
Apollo Investment Corp. (Investment Companies)	0.2%	1,936	42,979
BE Aerospace, Inc.* (Aerospace/Defense)	0.2%	1,496	44,551
Big Lots, Inc.* (Retail)	0.2%	2,200	57,045
Brocade Communications Systems, Inc.* (Computers)	0.2%	7,948	68,193
Cathay Bancorp, Inc. (Banks)	0.1%	1,232	42,701
CF Industries Holdings, Inc. (Chemicals)	0.2%	1,584	48,311
Charter Communications, Inc.—Class A* (Media)	0.2%	14,080	49,280
Chittenden Corp. (Banks)	0.2%	1,584	48,249
Citizens Banking Corp. (Banks)	0.2%	1,891	46,348
Compagnie Generale de Geophysique—Veritas ADR* (Oil & Gas Services)	0.2%	1,688	67,030
Equinix, Inc.* (Internet)	0.2%	528	44,388
F.N.B. Corp. (Banks)	0.2%	2,552	44,890
First Midwest Bancorp, Inc. (Banks)	0.2%	1,320	49,553
Florida East Coast Industries, Inc. (Transportation)	0.1%	704	42,663
Gaylord Entertainment Co.* (Lodging)	0.2%	792	43,765
Gulf Island Fabrication, Inc. (Oil & Gas Services)	0.2%	1,232	44,697
Healthcare Realty Trust, Inc. (REIT)	0.2%	1,056	44,752
Hercules, Inc.* (Chemicals)	0.2%	2,288	44,868
Herman Miller, Inc. (Office Furnishings)	0.2%	1,320	49,632
Hologic, Inc.* (Healthcare—Products)	0.2%	792	43,996
Hyperion Solutions Corp.* (Software)	0.2%	1,144	48,300
Immucor, Inc.* (Healthcare—Products)	0.2%	1,408	44,407
Jack in the Box, Inc.* (Retail)	0.2%	792	48,937
JetBlue Airways Corp.* (Airlines)	0.2%	3,168	43,339
Lear Corp. (Auto Parts & Equipment)	0.2%	1,320	44,695
LTC Properties, Inc. (REIT)	0.2%	1,584	44,668
Micros Systems, Inc.* (Computers)	0.2%	792	44,590
Navistar International Corp.* (Auto Manufacturers)	0.2%	1,232	54,504
NBTY, Inc.* (Pharmaceuticals)	0.2%	1,056	54,755
NewAlliance Bancshares, Inc. (Savings & Loans)	0.2%	2,904	46,463
Parametric Technology Corp.* (Software)	0.2%	2,376	47,092

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Phillips-Van Heusen Corp. (Apparel)	0.2%	1,056	$58,238
PNM Resources, Inc. (Electric)	0.2%	1,496	45,598
Polycom, Inc.* (Telecommunications)	0.2%	1,672	56,212
Preferred Bank (Banks)	0.2%	968	63,287
Ramco-Gershenson Properties Trust (REIT)	0.2%	1,408	52,743
Sybase, Inc.* (Software)	0.2%	1,672	43,288
Tanger Factory Outlet Centers, Inc. (REIT)	0.1%	1,056	42,874
UCBH Holdings, Inc. (Banks)	0.1%	2,288	42,900
Umpqua Holdings Corp. (Banks)	0.1%	1,496	42,561
ValueClick, Inc.* (Internet)	0.2%	2,024	51,651
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	0.2%	1,056	43,455
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	0.2%	1,936	49,696
Westamerica Bancorp (Banks)	0.2%	968	48,255
Westar Energy, Inc. (Electric)	0.2%	1,848	49,083
Zoll Medical Corp.* (Healthcare—Products)	0.2%	704	44,154
Other Common Stocks	65.3%	956,209	18,685,907

TOTAL COMMON STOCKS (Cost $18,440,677)			21,048,420

Repurchase Agreements (24.3%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $6,944,999 (Collateralized by $7,181,000 of various U.S. Government Agency Obligations, 3.75%-5.875%, 4/5/07-3/21/11, market value $7,087,865)	$6,944,000	6,944,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,944,000)		6,944,000

TOTAL INVESTMENT SECURITIES (Cost $25,384,677)—97.9%		27,992,420
Net other assets (liabilities)—2.1%		608,137

NET ASSETS—100.0%		$28,600,557

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Small-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2007

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $2,328,120)	29	$17,699
Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $1,605,600)	4	(18)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	$1,150,587	$10,215
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	2,626,902	19,758

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.2%
Aerospace/Defense	1.0%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.8%
Banks	5.1%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	0.7%
Chemicals	1.3%
Coal	0.1%
Commercial Services	4.4%
Computers	2.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.7%
Electric	1.5%
Electrical Components & Equipment	0.7%
Electronics	1.5%
Energy—Alternate Sources	0.2%

Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	0.2%
Healthcare—Products	2.9%
Healthcare—Services	1.3%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Insurance	1.4%
Internet	2.7%
Investment Companies	0.4%
Iron/Steel	0.5%
Leisure Time	0.6%
Lodging	0.3%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	0.9%
Media	1.3%
Metal Fabricate/Hardware	0.6%
Mining	0.5%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.4%
Packaging & Containers	0.2%
Pharmaceuticals	2.7%
Real Estate Investment Trust	4.7%
Retail	4.9%
Savings & Loans	0.9%
Semiconductors	2.5%
Software	2.7%
Storage/Warehousing	0.1%
Telecommunications	3.9%
Toys/Games/Hobbies	0.3%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.3%
Other**	26.4%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (98.4%)
	Shares	Value
Activision, Inc.* (Software)	5,720	$97,412
Adobe Systems, Inc.* (Software)	13,024	506,243
Akamai Technologies, Inc.* (Internet)	3,432	192,810
Altera Corp.* (Semiconductors)	11,616	232,901
Amazon.com, Inc.* (Internet)	6,248	235,362
American Eagle Outfitters, Inc. (Retail)	5,280	170,966
American Power Conversion Corp. (Electrical Components & Equipment)	4,400	135,256
Amgen, Inc.* (Biotechnology)	12,408	873,152
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,904	112,617
Apollo Group, Inc.—Class A* (Commercial Services)	3,960	171,864
Apple Computer, Inc.* (Computers)	27,104	2,323,626
Applied Materials, Inc. (Semiconductors)	16,368	290,205
Autodesk, Inc.* (Software)	5,456	238,536
BEA Systems, Inc.* (Software)	8,272	101,994
Bed Bath & Beyond, Inc.* (Retail)	8,712	367,559
Biogen Idec, Inc.* (Biotechnology)	8,360	404,122
Biomet, Inc. (Healthcare—Products)	7,480	316,852
Broadcom Corp.—Class A* (Semiconductors)	9,768	311,795
C.H. Robinson Worldwide, Inc. (Transportation)	3,784	200,741
Cadence Design Systems, Inc.* (Computers)	6,600	124,740
CDW Corp. (Distribution/Wholesale)	1,848	118,586
Celgene Corp.* (Biotechnology)	8,536	458,212
Check Point Software Technologies, Ltd.ADR* (Internet)	5,368	128,080
CheckFree Corp.* (Internet)	1,936	80,208
Cintas Corp. (Textiles)	4,400	181,060
Cisco Systems, Inc.* (Telecommunications)	49,456	1,315,035
Citrix Systems, Inc.* (Software)	4,928	156,070
Cognizant Technology Solutions Corp.* (Computers)	3,168	270,199
Comcast Corp.—Special Class A* (Media)	21,824	967,240
Costco Wholesale Corp. (Retail)	5,544	311,462
Dell, Inc.* (Computers)	19,096	463,078
DENTSPLY International, Inc. (Healthcare—Products)	3,344	103,129
Discovery Holding Co.—Class A* (Media)	5,456	90,406
eBay, Inc.* (Internet)	23,672	766,736
EchoStar Communications Corp.—Class A* (Media)	4,840	195,246
Electronic Arts, Inc.* (Software)	7,128	356,400
Expedia, Inc.* (Internet)	6,864	147,233
Expeditors International of Washington, Inc. (Transportation)	4,752	202,863
Express Scripts, Inc.* (Pharmaceuticals)	2,728	189,651
Fastenal Co. (Distribution/Wholesale)	3,256	121,384
Fiserv, Inc.* (Software)	4,928	259,065
Flextronics International, Ltd.ADR* (Electronics)	14,344	166,821
Garmin, Ltd.ADR (Electronics)	4,576	229,806
Genzyme Corp.* (Biotechnology)	7,480	491,661
Gilead Sciences, Inc.* (Pharmaceuticals)	10,296	662,238
Google, Inc.—Class A* (Internet)	3,080	1,544,005
IAC/InterActiveCorp* (Internet)	6,952	266,957
Infosys Technologies, Ltd.ADR (Software)	2,552	148,016
Intel Corp. (Semiconductors)	46,024	964,664
Intuit, Inc.* (Software)	10,032	315,506
Intuitive Surgical, Inc.* (Healthcare—Products)	880	86,601
Joy Global, Inc. (Machinery—Construction & Mining)	2,640	122,681

Common Stocks, continued
	Shares	Value
Juniper Networks, Inc.* (Telecommunications)	8,448	$153,078
KLA-Tencor Corp. (Semiconductors)	5,456	268,599
Lam Research Corp.* (Semiconductors)	3,344	153,189
Lamar Advertising Co.* (Advertising)	1,848	122,485
Level 3 Communications, Inc.* (Telecommunications)	26,136	162,305
Liberty Global, Inc.—Class A* (Media)	4,752	142,845
Liberty Media Holding Corp.—Interactive Series A* (Internet)	13,816	336,696
Linear Technology Corp. (Semiconductors)	9,152	283,254
Logitech International SAADR* (Computers)	3,960	115,553
Marvell Technology Group, Ltd.ADR* (Semiconductors)	12,760	233,380
Maxim Integrated Products, Inc. (Semiconductors)	10,208	314,406
MedImmune, Inc.* (Biotechnology)	5,808	201,305
Microchip Technology, Inc. (Semiconductors)	4,048	140,708
Microsoft Corp. (Software)	77,176	2,381,652
Millicom International Cellular SAADR* (Telecommunications)	2,200	146,168
Monster Worldwide, Inc.* (Internet)	2,992	147,835
Network Appliance, Inc.* (Computers)	8,888	334,189
NII Holdings, Inc.—Class B* (Telecommunications)	3,432	253,282
NTL, Inc. (Telecommunications)	8,096	220,616
NVIDIA Corp.* (Semiconductors)	7,920	242,748
Oracle Corp.* (Software)	49,368	847,155
PACCAR, Inc. (Auto Manufacturers)	6,336	423,688
Patterson Cos., Inc.* (Healthcare—Products)	3,080	115,839
Patterson-UTI Energy, Inc. (Oil & Gas)	3,696	89,258
Paychex, Inc. (Commercial Services)	8,272	330,963
Petsmart, Inc. (Retail)	3,168	96,751
Qualcomm, Inc. (Telecommunications)	45,496	1,713,378
Research In Motion, Ltd.ADR* (Computers)	4,224	539,743
Ross Stores, Inc. (Retail)	3,168	102,612
SanDisk Corp.* (Computers)	4,752	191,030
Sears Holdings Corp.* (Retail)	3,696	652,898
Sepracor, Inc.* (Pharmaceuticals)	2,464	140,596
Sigma-Aldrich Corp. (Chemicals)	2,816	106,867
Sirius Satellite Radio, Inc.* (Media)	34,760	128,264
Staples, Inc. (Retail)	11,088	285,183
Starbucks Corp.* (Retail)	23,936	836,324
Sun Microsystems, Inc.* (Computers)	34,936	231,975
Symantec Corp.* (Internet)	22,352	395,854
Telefonaktiebolaget LM EricssonADR (Telecommunications)	2,288	91,040
Tellabs, Inc.* (Telecommunications)	5,720	57,600
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	13,816	484,942
VeriSign, Inc.* (Internet)	5,192	124,089
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,992	105,767
Whole Foods Market, Inc. (Food)	3,080	133,025
Wynn Resorts, Ltd. (Lodging)	2,552	285,160
Xilinx, Inc. (Semiconductors)	10,208	248,054
XM Satellite Radio Holdings, Inc.—Class A* (Media)	7,216	102,539
Yahoo!, Inc.* (Internet)	14,872	421,026

TOTAL COMMON STOCKS (Cost $26,020,314)		34,924,965

See accompanying notes to the financial statements.

PROFUNDS OTC ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (1.7%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07, with a repurchase price of $621,089 (Collateralized by $627,000 Federal National Mortgage Association, 3.625%, 3/15/07, market value $634,410)	$621,000	$621,000

TOTAL REPURCHASE AGREEMENTS (Cost $621,000)		621,000

TOTAL INVESTMENT SECURITIES (Cost $26,641,314)—100.1%		35,545,965
Net other assets (liabilities)—(0.1%)		(20,017)

NET ASSETS—100.0%		$35,525,948

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2007 (Underlying face amount at value $541,200)	3	$8,137

OTC ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.3%
Auto Manufacturers	1.2%
Biotechnology	7.1%
Chemicals	0.3%
Commercial Services	1.4%
Computers	12.9%
Distribution/Wholesale	0.7%
Electrical Components & Equipment	0.4%
Electronics	1.1%
Food	0.4%
Healthcare—Products	1.8%
Internet	13.5%
Lodging	0.8%
Machinery—Construction & Mining	0.3%
Media	4.6%
Oil & Gas	0.3%
Pharmaceuticals	4.5%
Retail	7.9%
Semiconductors	10.4%
Software	15.3%
Telecommunications	11.6%
Textiles	0.5%
Transportation	1.1%
Other**	1.6%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (99.8%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	7,528	$559,330
Abbott Laboratories (Pharmaceuticals)	18,820	997,460
ACE, Ltd.ADR (Insurance)	9,410	543,710
ADC Telecommunications, Inc.* (Telecommunications)	3,764	60,751
Advanced Micro Devices, Inc.* (Semiconductors)	15,997	248,753
Aetna, Inc. (Healthcare—Services)	15,056	634,761
AFLAC, Inc. (Insurance)	4,705	224,005
Agilent Technologies, Inc.* (Electronics)	8,469	271,008
Air Products & Chemicals, Inc. (Chemicals)	6,587	491,785
Alcoa, Inc. (Mining)	24,466	790,253
Allegheny Energy, Inc.* (Electric)	3,764	175,101
Allegheny Technologies, Inc. (Iron/Steel)	1,882	194,768
Allied Waste Industries, Inc.* (Environmental Control)	7,528	96,283
Allstate Corp. (Insurance)	17,879	1,075,600
Alltel Corp. (Telecommunications)	10,351	634,413
Altera Corp.* (Semiconductors)	4,705	94,335
Altria Group, Inc. (Agriculture)	30,112	2,631,487
Ameren Corp. (Electric)	5,646	299,859
American Electric Power, Inc. (Electric)	11,292	491,541
American Power Conversion Corp. (Electrical Components & Equipment)	2,823	86,779
Ameriprise Financial, Inc. (Diversified Financial Services)	2,823	166,444
AmerisourceBergen Corp. (Pharmaceuticals)	5,646	295,737
Analog Devices, Inc. (Semiconductors)	5,646	184,907
AON Corp. (Insurance)	8,469	303,698
Apartment Investment and Management Co.—Class A (REIT)	2,823	176,804
Apple Computer, Inc.* (Computers)	11,292	968,063
Applied Materials, Inc. (Semiconductors)	25,407	450,466
Archer-Daniels-Midland Co. (Agriculture)	7,528	240,896
Archstone-Smith Trust (REIT)	6,587	416,364
Ashland, Inc. (Chemicals)	1,882	130,893
AT&T, Inc. (Telecommunications)	177,849	6,692,457
AutoNation, Inc.* (Retail)	4,705	105,627
Avalonbay Communities, Inc. (REIT)	1,882	279,214
Avaya, Inc.* (Telecommunications)	10,351	132,803
Avery Dennison Corp. (Household Products/Wares)	1,882	128,654
Baker Hughes, Inc. (Oil & Gas Services)	3,764	259,829
Bank of America Corp. (Banks)	127,035	6,679,499
Bank of New York Co., Inc. (Banks)	21,643	865,936
Bausch & Lomb, Inc. (Healthcare—Products)	1,882	104,790
BB&T Corp. (Banks)	15,056	636,267
Bear Stearns Cos., Inc. (Diversified Financial Services)	3,764	620,495
Bemis Co., Inc. (Packaging & Containers)	2,823	95,728
Big Lots, Inc.* (Retail)	1,882	48,800
Biogen Idec, Inc.* (Biotechnology)	4,705	227,440
BMC Software, Inc.* (Software)	3,764	129,444
Boeing Co. (Aerospace/Defense)	10,351	927,036
Boston Properties, Inc. (REIT)	3,764	474,603
Bristol-Myers Squibb Co. (Pharmaceuticals)	55,519	1,598,392
Broadcom Corp.—Class A* (Semiconductors)	6,587	210,257
Brunswick Corp. (Leisure Time)	2,823	96,293
Burlington Northern Santa Fe Corp. (Transportation)	5,646	453,713

Common Stocks, continued
	Shares	Value
CA, Inc. (Software)	9,410	$231,016
Carnival Corp.ADR (Leisure Time)	4,705	242,589
Caterpillar, Inc. (Machinery—Construction & Mining)	8,469	542,609
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	1,882	70,782
CBS Corp.—Class B (Media)	22,584	703,943
CenterPoint Energy, Inc. (Electric)	8,469	146,175
Centex Corp. (Home Builders)	1,882	101,045
CenturyTel, Inc. (Telecommunications)	2,823	126,583
ChevronTexaco Corp. (Oil & Gas)	29,171	2,125,982
Chubb Corp. (Insurance)	11,292	587,636
Ciena Corp.* (Telecommunications)	1,882	52,865
CIGNA Corp. (Insurance)	941	124,588
Cincinnati Financial Corp. (Insurance)	4,705	210,502
Circuit City Stores, Inc. (Retail)	3,764	76,823
CIT Group, Inc. (Diversified Financial Services)	5,646	332,888
Citigroup, Inc. (Diversified Financial Services)	139,268	7,677,846
Citizens Communications Co. (Telecommunications)	9,410	137,951
Clear Channel Communications, Inc. (Media)	6,587	239,240
CMS Energy Corp.* (Electric)	6,587	109,937
Coca-Cola Co. (Beverages)	23,525	1,126,376
Coca-Cola Enterprises, Inc. (Beverages)	7,528	154,475
Comcast Corp.—Special Class A* (Media)	40,463	1,793,320
Comerica, Inc. (Banks)	4,705	279,007
Compass Bancshares, Inc. (Banks)	1,882	114,614
Computer Sciences Corp.* (Computers)	4,705	246,824
Compuware Corp.* (Software)	10,351	92,848
ConAgra Foods, Inc. (Food)	14,115	362,897
ConocoPhillips (Oil & Gas)	47,050	3,124,592
CONSOL Energy, Inc. (Coal)	2,823	97,196
Consolidated Edison, Inc. (Electric)	7,528	363,452
Constellation Brands, Inc.* (Beverages)	2,823	69,841
Constellation Energy Group, Inc. (Electric)	1,882	136,539
Convergys Corp.* (Commercial Services)	1,882	49,007
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	1,882	171,996
Corning, Inc.* (Telecommunications)	31,994	666,755
Costco Wholesale Corp. (Retail)	13,174	740,116
CSX Corp. (Transportation)	12,233	450,052
Cummins, Inc. (Machinery—Diversified)	1,882	253,242
CVS Corp. (Retail)	10,351	348,311
Dean Foods Co.* (Food)	1,882	83,279
Deere & Co. (Machinery—Diversified)	3,764	377,454
Dillards, Inc.—Class A (Retail)	1,882	64,628
DIRECTV Group, Inc.* (Media)	14,115	344,265
Dollar General Corp. (Retail)	2,823	47,822
Dominion Resources, Inc. (Electric)	10,351	858,719
Dover Corp. (Miscellaneous Manufacturing)	3,764	186,694
Dow Jones & Co., Inc. (Media)	1,882	70,970
DTE Energy Co. (Electric)	4,705	218,171
Du Pont (Chemicals)	26,348	1,305,808
Duke Energy Corp. (Electric)	35,758	704,075
Dynegy, Inc.—Class A* (Pipelines)	10,351	72,975
E*TRADE Financial Corp.* (Diversified Financial Services)	5,646	137,649
Eastman Chemical Co. (Chemicals)	1,882	110,210
Eastman Kodak Co. (Miscellaneous Manufacturing)	8,469	219,008

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Eaton Corp. (Miscellaneous Manufacturing)	3,764	$294,909
Edison International (Electric)	4,705	211,631
El Paso Corp. (Pipelines)	19,761	306,691
Electronic Data Systems Corp. (Computers)	15,056	396,123
Eli Lilly & Co. (Pharmaceuticals)	14,115	763,904
Embarq Corp. (Telecommunications)	3,764	208,940
EMC Corp.* (Computers)	39,522	552,913
Emerson Electric Co. (Electrical Components & Equipment)	15,056	677,068
Ensco International, Inc. (Oil & Gas)	1,882	95,737
Entergy Corp. (Electric)	5,646	524,231
Equifax, Inc. (Commercial Services)	1,882	78,159
Equity Office Properties Trust (REIT)	10,351	574,998
Equity Residential Properties Trust (REIT)	8,469	476,635
Exelon Corp. (Electric)	9,410	564,506
Family Dollar Stores, Inc. (Retail)	1,882	60,977
Fannie Mae (Diversified Financial Services)	27,289	1,542,647
Federated Department Stores, Inc. (Retail)	15,056	624,673
FedEx Corp. (Transportation)	2,823	311,659
Fifth Third Bancorp (Banks)	15,997	638,280
First Horizon National Corp. (Banks)	3,764	164,110
FirstEnergy Corp. (Electric)	9,410	558,295
Fluor Corp. (Engineering & Construction)	1,882	155,453
Ford Motor Co. (Auto Manufacturers)	53,637	436,069
Fortune Brands, Inc. (Household Products/Wares)	1,882	157,561
FPL Group, Inc. (Electric)	11,292	639,692
Franklin Resources, Inc. (Diversified Financial Services)	1,882	224,165
Freddie Mac (Diversified Financial Services)	7,528	488,793
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	5,646	324,701
Gannett Co., Inc. (Media)	6,587	382,968
General Electric Co. (Miscellaneous Manufacturing)	175,026	6,309,687
General Mills, Inc. (Food)	5,646	323,177
General Motors Corp. (Auto Manufacturers)	15,997	525,341
Genuine Parts Co. (Distribution/Wholesale)	4,705	223,581
Genworth Financial, Inc.—Class A (Diversified Financial Services)	12,233	426,932
Goodrich Corp. (Aerospace/Defense)	3,764	184,511
Halliburton Co. (Oil & Gas Services)	12,233	361,363
Harrah’s Entertainment, Inc. (Lodging)	1,882	158,991
Hartford Financial Services Group, Inc. (Insurance)	9,410	893,103
Hasbro, Inc. (Toys/Games/Hobbies)	4,705	133,622
Heinz (H.J.) Co. (Food)	9,410	443,399
Hercules, Inc.* (Chemicals)	1,882	36,906
Hess Corp. (Oil & Gas)	7,528	406,437
Hewlett-Packard Co. (Computers)	77,162	3,339,572
Hilton Hotels Corp. (Lodging)	4,705	166,510
Honeywell International, Inc. (Miscellaneous Manufacturing)	23,525	1,074,857
Huntington Bancshares, Inc. (Banks)	6,587	153,345
IAC/InterActiveCorp* (Internet)	6,587	252,940
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	5,646	287,890
Ingersoll-Rand Co.—Class AADR (Miscellaneous Manufacturing)	8,469	363,151
Intel Corp. (Semiconductors)	89,395	1,873,720

Common Stocks, continued
	Shares	Value
International Paper Co. (Forest Products & Paper)	13,174	$443,964
Interpublic Group of Cos., Inc.* (Advertising)	9,410	123,836
J.C. Penney Co., Inc. (Holding Company) (Retail)	6,587	535,128
J.P. Morgan Chase & Co. (Diversified Financial Services)	97,864	4,984,214
Janus Capital Group, Inc. (Diversified Financial Services)	3,764	77,087
JDS Uniphase Corp.* (Telecommunications)	4,705	83,655
Johnson Controls, Inc. (Auto Parts & Equipment)	5,646	522,030
Jones Apparel Group, Inc. (Apparel)	2,823	96,434
Juniper Networks, Inc.* (Telecommunications)	9,410	170,509
KB Home (Home Builders)	941	51,021
KeyCorp (Banks)	11,292	431,016
KeySpan Corp. (Gas)	4,705	191,964
Kimberly-Clark Corp. (Household Products/Wares)	5,646	391,832
Kimco Realty Corp. (REIT)	4,705	233,368
Kinder Morgan, Inc. (Pipelines)	2,823	299,238
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,882	33,613
Kroger Co. (Food)	20,702	529,971
Legg Mason, Inc. (Diversified Financial Services)	941	98,664
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	4,705	114,049
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	9,410	773,878
Lennar Corp.—Class A (Home Builders)	1,882	102,343
Limited, Inc. (Retail)	9,410	262,915
Lincoln National Corp. (Insurance)	8,469	568,609
Linear Technology Corp. (Semiconductors)	3,764	116,496
Lockheed Martin Corp. (Aerospace/Defense)	5,646	548,735
Loews Corp. (Insurance)	13,174	572,542
LSI Logic Corp.* (Semiconductors)	7,528	70,763
M&T Bank Corp. (Banks)	941	114,153
Manor Care, Inc. (Healthcare—Services)	941	50,099
Marathon Oil Corp. (Oil & Gas)	10,351	935,109
Marriott International, Inc.—Class A (Lodging)	3,764	181,199
Marsh & McLennan Cos., Inc. (Insurance)	15,997	471,912
Marshall & Ilsley Corp. (Banks)	7,528	354,268
Masco Corp. (Building Materials)	11,292	361,231
Mattel, Inc. (Toys/Games/Hobbies)	5,646	137,537
Maxim Integrated Products, Inc. (Semiconductors)	3,764	115,931
MBIA, Inc. (Insurance)	1,882	135,184
McDonald’s Corp. (Retail)	15,997	709,467
McKesson Corp. (Commercial Services)	8,469	472,148
MeadWestvaco Corp. (Forest Products & Paper)	4,705	141,809
Medco Health Solutions, Inc.* (Pharmaceuticals)	8,469	501,449
MedImmune, Inc.* (Biotechnology)	3,764	130,460
Mellon Financial Corp. (Banks)	7,528	321,747
Merck & Co., Inc. (Pharmaceuticals)	61,165	2,737,133
Meredith Corp. (Media)	941	55,481
Merrill Lynch & Co., Inc. (Diversified Financial Services)	25,407	2,377,079
MetLife, Inc. (Insurance)	12,233	759,914
MGIC Investment Corp. (Insurance)	941	58,079
Micron Technology, Inc.* (Semiconductors)	21,643	280,277
Microsoft Corp. (Software)	108,215	3,339,514
Molex, Inc. (Electrical Components & Equipment)	2,823	82,968

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Molson Coors Brewing Co.—Class B (Beverages)	941	$76,033
Monsanto Co. (Agriculture)	8,469	466,557
Monster Worldwide, Inc.* (Internet)	1,882	92,990
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	30,112	2,492,972
Motorola, Inc. (Telecommunications)	68,693	1,363,556
National City Corp. (Banks)	17,879	676,720
NCR Corp.* (Computers)	2,823	133,782
Newell Rubbermaid, Inc. (Housewares)	7,528	222,377
News Corp.—Class A (Media)	43,286	1,006,400
NICOR, Inc. (Gas)	941	42,816
NiSource, Inc. (Electric)	7,528	179,166
Nordstrom, Inc. (Retail)	2,823	157,269
Norfolk Southern Corp. (Transportation)	7,528	373,765
Northern Trust Corp. (Banks)	2,823	171,497
Northrop Grumman Corp. (Aerospace/Defense)	9,410	667,545
Novell, Inc.* (Software)	9,410	68,223
Novellus Systems, Inc.* (Semiconductors)	1,882	58,022
Occidental Petroleum Corp. (Oil & Gas)	8,469	392,623
Office Depot, Inc.* (Retail)	3,764	140,736
OfficeMax, Inc. (Retail)	1,882	90,882
PACCAR, Inc. (Auto Manufacturers)	6,587	440,473
Pall Corp. (Miscellaneous Manufacturing)	1,882	65,418
Parker Hannifin Corp. (Miscellaneous Manufacturing)	3,764	311,509
Peabody Energy Corp. (Coal)	4,705	192,105
Peoples Energy Corp. (Gas)	941	40,981
PerkinElmer, Inc. (Electronics)	3,764	89,847
Pfizer, Inc. (Pharmaceuticals)	89,395	2,345,725
PG&E Corp. (Electric)	9,410	439,259
Phelps Dodge Corp. (Mining)	3,764	465,230
Pinnacle West Capital Corp. (Electric)	2,823	137,734
Plum Creek Timber Co., Inc. (Forest Products & Paper)	4,705	189,376
PMC-Sierra, Inc.* (Semiconductors)	3,764	23,713
PNC Financial Services Group (Banks)	8,469	624,758
PPG Industries, Inc. (Chemicals)	4,705	311,894
PPL Corp. (Electric)	10,351	368,496
Principal Financial Group, Inc. (Insurance)	4,705	289,875
Progress Energy, Inc. (Electric)	7,528	357,881
Prologis (REIT)	6,587	428,155
Prudential Financial, Inc. (Insurance)	13,174	1,174,198
Public Service Enterprise Group, Inc. (Electric)	7,528	504,602
Public Storage, Inc. (REIT)	1,882	204,686
Pulte Homes, Inc. (Home Builders)	2,823	96,942
Qwest Communications International, Inc.* (Telecommunications)	45,168	368,119
R.R. Donnelley & Sons Co. (Commercial Services)	6,587	244,378
Raytheon Co. (Aerospace/Defense)	12,233	634,893
Realogy Corp.* (Real Estate)	5,646	168,815
Regions Financial Corp. (Banks)	20,702	750,655
Reynolds American, Inc. (Agriculture)	4,705	303,473
Robert Half International, Inc. (Commercial Services)	2,823	114,896
Rockwell International Corp. (Machinery—Diversified)	2,823	172,796
Rohm & Haas Co. (Chemicals)	3,764	195,954
Rowan Cos., Inc. (Oil & Gas)	2,823	92,848

Common Stocks, continued
	Shares	Value
Ryder System, Inc. (Transportation)	1,882	$102,644
Sabre Holdings Corp. (Leisure Time)	3,764	121,615
SAFECO Corp. (Insurance)	2,823	180,700
Safeway, Inc. (Food)	12,233	440,755
Sanmina-SCI Corp.* (Electronics)	15,056	52,696
Sara Lee Corp. (Food)	20,702	355,039
Schering-Plough Corp. (Pharmaceuticals)	24,466	611,650
Schlumberger, Ltd.ADR (Oil & Gas Services)	17,879	1,135,138
Schwab (Diversified Financial Services)	16,938	320,467
Sealed Air Corp. (Packaging & Containers)	941	62,012
Sears Holdings Corp.* (Retail)	2,823	498,683
Sempra Energy (Gas)	7,528	431,956
Sherwin-Williams Co. (Chemicals)	941	65,023
Simon Property Group, Inc. (REIT)	6,587	753,487
Snap-on, Inc. (Hand/Machine Tools)	1,882	90,731
Solectron Corp.* (Electronics)	26,348	85,631
Southern Co. (Electric)	20,702	756,244
Southwest Airlines Co. (Airlines)	14,115	213,137
Sovereign Bancorp, Inc. (Savings & Loans)	6,587	162,370
Spectra Energy Corp.* (Pipelines)	14,115	368,683
Sprint Corp. (Telecommunications)	81,867	1,459,689
St. Paul Cos., Inc. (Insurance)	19,761	1,004,847
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,764	235,552
State Street Corp. (Banks)	4,705	334,290
Sun Microsystems, Inc.* (Computers)	77,162	512,356
Sunoco, Inc. (Oil & Gas)	1,882	118,811
SunTrust Banks, Inc. (Banks)	10,351	860,168
SuperValu, Inc. (Food)	5,646	214,435
Synovus Financial Corp. (Banks)	4,705	150,231
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,764	180,634
Target Corp. (Retail)	7,528	461,918
TECO Energy, Inc. (Electric)	5,646	95,756
Tektronix, Inc. (Electronics)	1,882	53,204
Tellabs, Inc.* (Telecommunications)	12,233	123,186
Temple-Inland, Inc. (Forest Products & Paper)	2,823	140,981
Tenet Healthcare Corp.* (Healthcare—Services)	13,174	93,008
Teradyne, Inc.* (Semiconductors)	5,646	84,125
Terex Corp.* (Machinery—Construction & Mining)	1,882	107,067
Texas Instruments, Inc. (Semiconductors)	25,407	792,444
Textron, Inc. (Miscellaneous Manufacturing)	3,764	350,692
The Dow Chemical Co. (Chemicals)	27,289	1,133,585
The E.W. Scripps Co.—Class A (Media)	941	45,949
The Gap, Inc. (Retail)	7,528	144,312
The Goldman Sachs Group, Inc. (Diversified Financial Services)	7,528	1,597,140
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	4,705	116,166
The New York Times Co.—Class A (Media)	3,764	86,911
The Stanley Works (Hand/Machine Tools)	1,882	107,764
Thermo Electron Corp.* (Electronics)	6,587	315,188
Time Warner, Inc. (Media)	112,920	2,469,561
Torchmark Corp. (Insurance)	941	61,156
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	4,705	364,026
Tribune Co. (Media)	5,646	172,429
TXU Corp. (Electric)	13,174	712,450
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	56,460	1,799,945
Tyson Foods, Inc.—Class A (Food)	7,528	133,622

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
U.S. Bancorp (Banks)	49,873	$1,775,479
Union Pacific Corp. (Transportation)	7,528	760,329
Unisys Corp.* (Computers)	9,410	81,114
United Parcel Service, Inc.—Class B (Transportation)	10,351	748,170
United States Steel Corp. (Iron/Steel)	3,764	314,257
Univision Communications, Inc.—Class A* (Media)	2,823	100,809
UnumProvident Corp. (Insurance)	9,410	207,020
UST, Inc. (Agriculture)	1,882	108,102
V. F. Corp. (Apparel)	1,882	142,787
Valero Energy Corp. (Oil & Gas)	6,587	357,542
VeriSign, Inc.* (Internet)	3,764	89,960
Verizon Communications, Inc. (Telecommunications)	82,808	3,189,764
Viacom, Inc.—Class B* (Media)	12,233	497,516
Vornado Realty Trust (REIT)	1,882	230,263
Vulcan Materials Co. (Building Materials)	1,882	191,663
W.W. Grainger, Inc. (Distribution/Wholesale)	941	73,069
Wachovia Corp. (Banks)	53,637	3,030,491
Walt Disney Co. (Media)	33,876	1,191,419
Washington Mutual, Inc. (Savings & Loans)	26,348	1,174,857
Waste Management, Inc. (Environmental Control)	15,056	571,827
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	941	25,614
Weatherford International, Ltd.ADR* (Oil & Gas Services)	3,764	151,990
WellPoint, Inc.* (Healthcare—Services)	10,351	811,312
Wells Fargo & Co. (Banks)	95,982	3,447,672
Wendy’s International, Inc. (Retail)	941	31,956
Western Union Co. (Commercial Services)	11,292	252,263
Weyerhaeuser Co. (Forest Products & Paper)	6,587	494,024
Whirlpool Corp. (Home Furnishings)	1,882	172,071
Whole Foods Market, Inc. (Food)	1,882	81,284
Williams Cos., Inc. (Pipelines)	11,292	304,771
Windstream Corp. (Telecommunications)	13,174	196,029
Wyndham Worldwide Corp.* (Lodging)	5,646	176,155
Xcel Energy, Inc. (Electric)	11,292	263,442
Xerox Corp.* (Office/Business Equipment)	27,289	469,371
Xilinx, Inc. (Semiconductors)	4,705	114,332
XL Capital, Ltd.—Class A (Insurance)	4,705	324,645
Zions Bancorp (Banks)	2,823	239,447

TOTAL COMMON STOCKS (Cost $159,680,860)		188,473,953

Repurchase Agreements(NM)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07, with a repurchase price of $94,014 (Collateralized by $92,000 Federal Home Loan Mortgage Corp., 5.875%, 3/21/11, market value $96,169)	$94,000	$94,000

TOTAL REPURCHASE AGREEMENTS (Cost $94,000)		94,000

TOTAL INVESTMENT SECURITIES (Cost $159,774,860)—99.8%		188,567,953
Net other assets (liabilities)—0.2%		334,888

NET ASSETS—100.0%		$188,902,841

*	Non-income producing security
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2007 (Underlying face amount at value $144,325)	2	$2,233

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.1%
Aerospace/Defense	1.6%
Agriculture	2.0%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.7%
Auto Parts & Equipment	0.3%
Banks	12.2%
Beverages	0.8%
Biotechnology	0.2%
Building Materials	0.3%
Chemicals	2.0%
Coal	0.2%
Commercial Services	0.6%
Computers	3.3%
Distribution/Wholesale	0.2%
Diversified Financial Services	13.1%
Electric	5.2%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Engineering & Construction	0.1%
Environmental Control	0.4%
Food	1.6%
Forest Products & Paper	0.7%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare—Products	0.1%
Healthcare—Services	0.8%
Home Builders	0.2%
Home Furnishings	0.1%

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Household Products/Wares	0.4%
Housewares	0.1%
Insurance	5.2%
Internet	0.2%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.5%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	0.4%
Media	4.8%
Mining	0.8%
Miscellaneous Manufacturing	6.4%
Office/Business Equipment	0.2%
Oil & Gas	4.2%
Oil & Gas Services	1.0%

Packaging & Containers	0.1%
Pharmaceuticals	5.2%
Pipelines	0.7%
Real Estate	0.1%
Real Estate Investment Trust	2.2%
Retail	2.7%
Savings & Loans	0.7%
Semiconductors	2.5%
Software	2.0%
Telecommunications	8.4%
Toys/Games/Hobbies	0.1%
Transportation	1.7%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (99.6%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,584	$117,691
Abbott Laboratories (Pharmaceuticals)	2,904	153,912
Adobe Systems, Inc.* (Software)	1,980	76,963
Affiliated Computer Services, Inc.—Class A* (Computers)	396	19,400
AFLAC, Inc. (Insurance)	1,056	50,276
Agilent Technologies, Inc.* (Electronics)	396	12,672
Allegheny Energy, Inc.* (Electric)	132	6,141
Allegheny Technologies, Inc. (Iron/Steel)	132	13,661
Allergan, Inc. (Pharmaceuticals)	528	61,623
Altera Corp.* (Semiconductors)	660	13,233
Altria Group, Inc. (Agriculture)	3,564	311,458
Amazon.com, Inc.* (Internet)	1,056	39,780
Ambac Financial Group, Inc. (Insurance)	396	34,888
American Express Co. (Diversified Financial Services)	4,092	238,236
American International Group, Inc. (Insurance)	8,844	605,371
American Power Conversion Corp. (Electrical Components & Equipment)	264	8,115
American Standard Cos. (Building Materials)	528	26,078
Ameriprise Financial, Inc. (Diversified Financial Services)	528	31,131
Amgen, Inc.* (Biotechnology)	3,960	278,665
Anadarko Petroleum Corp. (Oil & Gas)	1,584	69,300
Analog Devices, Inc. (Semiconductors)	528	17,292
Anheuser-Busch Cos., Inc. (Beverages)	2,640	134,561
Apache Corp. (Oil & Gas)	1,056	77,056
Apollo Group, Inc.—Class A* (Commercial Services)	528	22,915
Apple Computer, Inc.* (Computers)	1,452	124,480
Applera Corp.—Applied Biosystems Group (Electronics)	660	22,942
Applied Materials, Inc. (Semiconductors)	1,584	28,084
Archer-Daniels-Midland Co. (Agriculture)	1,320	42,240
Autodesk, Inc.* (Software)	792	34,626
Automatic Data Processing, Inc. (Software)	1,848	88,187
AutoZone, Inc.* (Retail)	132	16,583
Avalonbay Communities, Inc. (REIT)	132	19,584
Avaya, Inc.* (Telecommunications)	264	3,387
Avery Dennison Corp. (Household Products/Wares)	132	9,024
Avon Products, Inc. (Cosmetics/Personal Care)	1,452	49,934
Baker Hughes, Inc. (Oil & Gas Services)	660	45,560
Ball Corp. (Packaging & Containers)	396	18,343
Bard (C.R.), Inc. (Healthcare—Products)	396	32,678
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	396	21,194
Baxter International, Inc. (Healthcare—Products)	2,244	111,437
Becton, Dickinson & Co. (Healthcare—Products)	792	60,936
Bed Bath & Beyond, Inc.* (Retail)	924	38,984
Best Buy Co., Inc. (Retail)	1,320	66,528
Big Lots, Inc.* (Retail)	132	3,423
Biogen Idec, Inc.* (Biotechnology)	660	31,904
Biomet, Inc. (Healthcare—Products)	792	33,549
BJ Services Co. (Oil & Gas Services)	1,056	29,209
Black & Decker Corp. (Hand/Machine Tools)	264	23,042
BMC Software, Inc.* (Software)	264	9,079
Boeing Co. (Aerospace/Defense)	1,452	130,041
Boston Scientific Corp.* (Healthcare—Products)	3,960	73,062
Broadcom Corp.—Class A* (Semiconductors)	792	25,281
Brown-Forman Corp. (Beverages)	264	17,316

Common Stocks, continued
	Shares	Value
Burlington Northern Santa Fe Corp. (Transportation)	528	$42,430
CA, Inc. (Software)	264	6,481
Campbell Soup Co. (Food)	792	30,476
Capital One Financial Corp. (Diversified Financial Services)	1,320	106,128
Cardinal Health, Inc. (Pharmaceuticals)	1,320	94,274
Caremark Rx, Inc. (Pharmaceuticals)	1,452	88,950
Carnival Corp.ADR (Leisure Time)	924	47,641
Caterpillar, Inc. (Machinery—Construction & Mining)	1,188	76,116
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	396	14,894
Celgene Corp.* (Biotechnology)	1,320	70,858
Centex Corp. (Home Builders)	264	14,174
Chesapeake Energy Corp. (Oil & Gas)	1,452	42,994
ChevronTexaco Corp. (Oil & Gas)	3,828	278,985
Chicago Mercantile Exchange (Diversified Financial Services)	132	74,356
Ciena Corp.* (Telecommunications)	132	3,708
CIGNA Corp. (Insurance)	132	17,477
Cintas Corp. (Textiles)	396	16,295
Cisco Systems, Inc.* (Telecommunications)	20,460	544,031
Citrix Systems, Inc.* (Software)	660	20,902
Clear Channel Communications, Inc. (Media)	792	28,765
Clorox Co. (Household Products/Wares)	528	34,542
Coach, Inc.* (Apparel)	1,188	54,482
Coca-Cola Co. (Beverages)	4,092	195,925
Cognizant Technology Solutions Corp.* (Computers)	528	45,033
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,716	117,203
Comcast Corp.—Special Class A* (Media)	2,244	99,454
Commerce Bancorp, Inc. (Banks)	660	22,295
Compass Bancshares, Inc. (Banks)	132	8,039
CONSOL Energy, Inc. (Coal)	264	9,090
Constellation Brands, Inc.* (Beverages)	396	9,797
Constellation Energy Group, Inc. (Electric)	396	28,730
Convergys Corp.* (Commercial Services)	264	6,875
Cooper Industries, Ltd.—Class AADR (Miscellaneous Manufacturing)	132	12,063
Corning, Inc.* (Telecommunications)	1,452	30,260
Countrywide Credit Industries, Inc. (Diversified Financial Services)	2,112	91,830
Coventry Health Care, Inc.* (Healthcare—Services)	528	27,218
CVS Corp. (Retail)	1,584	53,302
D.R. Horton, Inc. (Home Builders)	924	26,852
Danaher Corp. (Miscellaneous Manufacturing)	792	58,656
Darden Restaurants, Inc. (Retail)	528	20,666
Dean Foods Co.* (Food)	264	11,682
Deere & Co. (Machinery—Diversified)	396	39,711
Dell, Inc.* (Computers)	7,656	185,658
Devon Energy Corp. (Oil & Gas)	1,452	101,771
DIRECTV Group, Inc.* (Media)	924	22,536
Dollar General Corp. (Retail)	660	11,180
Dover Corp. (Miscellaneous Manufacturing)	264	13,094
E*TRADE Financial Corp.* (Diversified Financial Services)	792	19,309
eBay, Inc.* (Internet)	3,960	128,264
Ecolab, Inc. (Chemicals)	660	28,974

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Edison International (Electric)	528	$23,749
Electronic Arts, Inc.* (Software)	1,056	52,800
Eli Lilly & Co. (Pharmaceuticals)	1,584	85,726
EMC Corp.* (Computers)	2,772	38,780
Emerson Electric Co. (Electrical Components & Equipment)	924	41,553
Ensco International, Inc. (Oil & Gas)	264	13,430
EOG Resources, Inc. (Oil & Gas)	792	54,751
Equifax, Inc. (Commercial Services)	264	10,964
Exelon Corp. (Electric)	1,056	63,349
Express Scripts, Inc.* (Pharmaceuticals)	396	27,530
Exxon Mobil Corp. (Oil & Gas)	19,668	1,457,398
Family Dollar Stores, Inc. (Retail)	264	8,554
Federated Investors, Inc.—Class B (Diversified Financial Services)	264	9,322
FedEx Corp. (Transportation)	660	72,864
Fidelity National Information Services, Inc. (Software)	528	22,451
First Data Corp. (Software)	2,640	65,630
Fiserv, Inc.* (Software)	528	27,757
Fluor Corp. (Engineering & Construction)	132	10,903
Forest Laboratories, Inc.* (Pharmaceuticals)	1,056	59,252
Fortune Brands, Inc. (Household Products/Wares)	264	22,102
Franklin Resources, Inc. (Diversified Financial Services)	264	31,445
Freddie Mac (Diversified Financial Services)	1,452	94,278
General Dynamics Corp. (Aerospace/Defense)	1,320	103,158
General Electric Co. (Miscellaneous Manufacturing)	13,992	504,412
General Mills, Inc. (Food)	528	30,223
Genzyme Corp.* (Biotechnology)	924	60,735
Gilead Sciences, Inc.* (Pharmaceuticals)	1,584	101,883
Google, Inc.—Class A* (Internet)	660	330,858
H & R Block, Inc. (Commercial Services)	1,056	25,978
Halliburton Co. (Oil & Gas Services)	1,848	54,590
Harley-Davidson, Inc. (Leisure Time)	924	63,082
Harman International Industries, Inc. (Home Furnishings)	264	24,966
Harrah’s Entertainment, Inc. (Lodging)	396	33,454
Health Management Associates, Inc.—Class A (Healthcare—Services)	792	15,404
Hercules, Inc.* (Chemicals)	132	2,589
Hilton Hotels Corp. (Lodging)	792	28,029
Home Depot, Inc. (Retail)	6,864	279,638
Hospira, Inc.* (Pharmaceuticals)	528	19,420
Humana, Inc.* (Healthcare—Services)	528	29,304
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	660	33,653
IMS Health, Inc. (Software)	660	19,048
Intel Corp. (Semiconductors)	8,712	182,605
International Business Machines Corp. (Computers)	5,148	510,425
International Flavors & Fragrances, Inc. (Chemicals)	264	12,799
International Game Technology (Entertainment)	1,188	51,630
Interpublic Group of Cos., Inc.* (Advertising)	396	5,211
Intuit, Inc.* (Software)	1,188	37,363
ITT Industries, Inc. (Miscellaneous Manufacturing)	660	39,369
Jabil Circuit, Inc. (Electronics)	660	15,833
Janus Capital Group, Inc. (Diversified Financial Services)	264	5,407

Common Stocks, continued
	Shares	Value
JDS Uniphase Corp.* (Telecommunications)	132	$2,347
Johnson & Johnson (Healthcare—Products)	9,768	652,502
Juniper Networks, Inc.* (Telecommunications)	792	14,351
KB Home (Home Builders)	132	7,157
Kellogg Co. (Food)	792	39,022
Kimberly—Clark Corp. (Household Products/Wares)	924	64,125
Kimco Realty Corp. (REIT)	264	13,094
King Pharmaceuticals, Inc.* (Pharmaceuticals)	528	9,430
KLA—Tencor Corp. (Semiconductors)	660	32,492
Kohls Corp.* (Retail)	1,056	74,881
L-3 Communications Holdings, Inc. (Aerospace/Defense)	396	32,607
Laboratory Corp. of America Holdings* (Healthcare—Services)	396	29,082
Legg Mason, Inc. (Diversified Financial Services)	264	27,680
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	660	54,278
Lennar Corp.—Class A (Home Builders)	264	14,356
Lexmark International, Inc.—Class A* (Computers)	396	24,960
Linear Technology Corp. (Semiconductors)	660	20,427
Liz Claiborne, Inc. (Apparel)	396	17,582
Lockheed Martin Corp. (Aerospace/Defense)	528	51,316
Lowe’s Cos., Inc. (Retail)	5,148	173,539
LSI Logic Corp.* (Semiconductors)	528	4,963
M&T Bank Corp. (Banks)	132	16,013
Manor Care, Inc. (Healthcare—Services)	132	7,028
Marriott International, Inc.—Class A (Lodging)	660	31,772
Mattel, Inc. (Toys/Games/Hobbies)	528	12,862
Maxim Integrated Products, Inc. (Semiconductors)	660	20,328
MBIA, Inc. (Insurance)	264	18,963
McCormick & Co., Inc. (Food)	396	15,460
McDonald’s Corp. (Retail)	2,244	99,521
McGraw—Hill Cos., Inc. (Media)	1,188	79,691
MedImmune, Inc.* (Biotechnology)	396	13,725
Medtronic, Inc. (Healthcare—Products)	3,828	204,607
Mellon Financial Corp. (Banks)	528	22,567
Meredith Corp. (Media)	132	7,783
MetLife, Inc. (Insurance)	1,056	65,599
MGIC Investment Corp. (Insurance)	132	8,147
Microsoft Corp. (Software)	16,368	505,116
Millipore Corp.* (Biotechnology)	132	9,039
Molex, Inc. (Electrical Components & Equipment)	132	3,879
Monsanto Co. (Agriculture)	792	43,631
Monster Worldwide, Inc.* (Internet)	132	6,522
Moody’s Corp. (Commercial Services)	792	56,675
Murphy Oil Corp. (Oil & Gas)	660	32,809
Mylan Laboratories, Inc. (Pharmaceuticals)	660	14,612
Nabors Industries, Ltd.ADR* (Oil & Gas)	1,056	31,976
National Semiconductor Corp. (Semiconductors)	924	21,372
National-Oilwell Varco, Inc.* (Oil & Gas Services)	528	32,018
NCR Corp.* (Computers)	264	12,511
Network Appliance, Inc.* (Computers)	1,320	49,632
Newmont Mining Corp. (Mining)	1,584	71,439
News Corp.—Class A (Media)	2,640	61,380
NIKE, Inc.—Class B (Apparel)	660	65,215
Noble Corp.ADR (Oil & Gas)	396	29,680
Nordstrom, Inc. (Retail)	528	29,415
Norfolk Southern Corp. (Transportation)	528	26,215
Northern Trust Corp. (Banks)	264	16,038

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Novellus Systems, Inc.* (Semiconductors)	132	$4,070
Nucor Corp. (Iron/Steel)	1,056	68,154
NVIDIA Corp.* (Semiconductors)	1,188	36,412
Occidental Petroleum Corp. (Oil & Gas)	1,848	85,673
Office Depot, Inc.* (Retail)	528	19,742
Omnicom Group, Inc. (Advertising)	528	55,546
Oracle Corp.* (Software)	13,464	231,042
Pactiv Corp.* (Packaging & Containers)	396	12,846
Pall Corp. (Miscellaneous Manufacturing)	264	9,177
Patterson Cos., Inc.* (Healthcare—Products)	528	19,858
Paychex, Inc. (Commercial Services)	1,188	47,531
Peabody Energy Corp. (Coal)	264	10,779
PepsiCo, Inc. (Beverages)	5,544	361,690
Pfizer, Inc. (Pharmaceuticals)	13,596	356,759
Phelps Dodge Corp. (Mining)	264	32,630
Pitney Bowes, Inc. (Office/Business Equipment)	792	37,913
PMC-Sierra, Inc.* (Semiconductors)	264	1,663
Praxair, Inc. (Chemicals)	1,056	66,591
Principal Financial Group, Inc. (Insurance)	396	24,398
Procter & Gamble Co. (Cosmetics/Personal Care)	10,692	693,590
Progressive Corp. (Insurance)	2,640	61,222
Public Storage, Inc. (REIT)	132	14,356
Pulte Homes, Inc. (Home Builders)	396	13,599
QLogic Corp.* (Semiconductors)	528	9,662
Qualcomm, Inc. (Telecommunications)	5,544	208,787
Quest Diagnostics, Inc. (Healthcare—Services)	528	27,709
Questar Corp. (Pipelines)	264	21,437
RadioShack Corp. (Retail)	396	8,752
Robert Half International, Inc. (Commercial Services)	264	10,745
Rockwell Collins, Inc. (Aerospace/Defense)	528	36,015
Rockwell International Corp. (Machinery—Diversified)	264	16,159
SanDisk Corp.* (Computers)	792	31,838
Schering-Plough Corp. (Pharmaceuticals)	2,112	52,800
Schlumberger, Ltd.ADR (Oil & Gas Services)	1,848	117,329
Schwab (Diversified Financial Services)	1,452	27,472
Sealed Air Corp. (Packaging & Containers)	132	8,699
Sherwin-Williams Co. (Chemicals)	264	18,242
Sigma-Aldrich Corp. (Chemicals)	528	20,038
SLM Corp. (Diversified Financial Services)	1,320	60,667
Smith International, Inc. (Oil & Gas Services)	660	26,189
Southwest Airlines Co. (Airlines)	924	13,952
Sovereign Bancorp, Inc. (Savings & Loans)	396	9,761
Spectra Energy Corp.* (Pipelines)	396	10,344
St. Jude Medical, Inc.* (Healthcare—Products)	1,188	50,799
Staples, Inc. (Retail)	2,508	64,506
Starbucks Corp.* (Retail)	2,508	87,630
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	264	16,521
State Street Corp. (Banks)	660	46,892
Stryker Corp. (Healthcare—Products)	1,056	65,409
Sun Microsystems, Inc.* (Computers)	2,772	18,406
Sunoco, Inc. (Oil & Gas)	264	16,666
Symantec Corp.* (Internet)	3,168	56,105
Synovus Financial Corp. (Banks)	528	16,859
Sysco Corp. (Food)	2,112	72,969
T. Rowe Price Group, Inc. (Diversified Financial Services)	528	25,339
Target Corp. (Retail)	1,980	121,493

Common Stocks, continued
	Shares	Value
Tektronix, Inc. (Electronics)	132	$3,732
Terex Corp.* (Machinery—Construction & Mining)	132	7,509
Texas Instruments, Inc. (Semiconductors)	1,980	61,756
The AES Corp.* (Electric)	2,244	46,653
The E.W. Scripps Co.—Class A (Media)	132	6,446
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	396	18,810
The Gap, Inc. (Retail)	924	17,713
The Goldman Sachs Group, Inc. (Diversified Financial Services)	528	112,020
The Hershey Co. (Food)	528	26,949
The Pepsi Bottling Group, Inc. (Beverages)	528	16,701
Thermo Electron Corp.* (Electronics)	660	31,581
Tiffany & Co. (Retail)	396	15,547
TJX Cos., Inc. (Retail)	1,584	46,839
Torchmark Corp. (Insurance)	264	17,157
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	396	30,639
United Parcel Service, Inc.—Class B (Transportation)	2,376	171,738
United Technologies Corp. (Aerospace/Defense)	3,432	233,445
UnitedHealth Group, Inc. (Healthcare—Services)	4,488	234,544
Univision Communications, Inc.—Class A* (Media)	528	18,855
UST, Inc. (Agriculture)	396	22,746
V. F. Corp. (Apparel)	132	10,015
Valero Energy Corp. (Oil & Gas)	1,188	64,485
VeriSign, Inc.* (Internet)	396	9,464
Viacom, Inc.—Class B* (Media)	924	37,579
Vornado Realty Trust (REIT)	132	16,150
Vulcan Materials Co. (Building Materials)	132	13,443
W.W. Grainger, Inc. (Distribution/Wholesale)	132	10,250
Wal-Mart Stores, Inc. (Retail)	8,316	396,589
Walgreen Co. (Retail)	3,432	155,470
Walt Disney Co. (Media)	2,904	102,134
Waters Corp.* (Electronics)	396	22,449
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	132	3,593
Weatherford International, Ltd.ADR* (Oil & Gas Services)	660	26,651
WellPoint, Inc.* (Healthcare—Services)	792	62,077
Wendy’s International, Inc. (Retail)	132	4,483
Western Union Co. (Commercial Services)	1,188	26,540
Whole Foods Market, Inc. (Food)	264	11,402
Williams Cos., Inc. (Pipelines)	660	17,813
Wrigley (Wm.) Jr. Co. (Food)	792	40,804
Wyeth (Pharmaceuticals)	4,488	221,752
Xilinx, Inc. (Semiconductors)	528	12,830
XTO Energy, Inc. (Oil & Gas)	1,188	59,958
Yahoo!, Inc.* (Internet)	4,092	115,845
YUM! Brands, Inc. (Retail)	924	55,449
Zimmer Holdings, Inc.* (Healthcare—Products)	792	66,702

TOTAL COMMON STOCKS (Cost $17,900,506)		21,151,305

See accompanying notes to the financial statements.

PROFUNDS Large-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (1.1%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07, with a repurchase price of $230,033 (Collateralized by $225,000 Federal Home Loan Mortgage Corp., 5.875%, 3/21/11, market value $235,196)	$230,000	$230,000

TOTAL REPURCHASE AGREEMENTS (Cost $230,000)		230,000

TOTAL INVESTMENT SECURITIES (Cost $18,130,506)—100.7%		21,381,305
Net other assets (liabilities)—(0.7%)		(145,956)

NET ASSETS—100.0%		$21,235,349

*	Non-income producing security
REIT	Real Estate Investment Trust
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2007 (Underlying face amount at value $144,325)	2	$2,233

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.3%
Aerospace/Defense	2.8%
Agriculture	2.0%
Airlines	0.1%
Apparel	0.7%
Banks	0.7%
Beverages	3.5%
Biotechnology	2.2%
Building Materials	0.2%
Chemicals	0.7%
Coal	0.1%
Commercial Services	1.0%
Computers	5.0%
Cosmetics/Personal Care	4.1%

Distribution/Wholesale	NM
Diversified Financial Services	4.8%
Electric	0.8%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	1.3%
Hand/Machine Tools	0.1%
Healthcare—Products	6.5%
Healthcare—Services	2.0%
Home Builders	0.4%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	4.3%
Internet	3.2%
Iron/Steel	0.4%
Leisure Time	0.5%
Lodging	0.5%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	0.3%
Media	2.2%
Mining	0.5%
Miscellaneous Manufacturing	3.7%
Office/Business Equipment	0.2%
Oil & Gas	11.4%
Oil & Gas Services	1.6%
Packaging & Containers	0.2%
Pharmaceuticals	6.4%
Pipelines	0.2%
Real Estate	0.1%
Real Estate Investment Trust	0.3%
Retail	8.7%
Saving & Loans	NM
Semiconductors	2.3%
Software	5.6%
Telecommunications	3.8%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	0.4%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (99.5%)
	Shares	Value
3Com Corp.* (Telecommunications)	31,605	$123,260
Acxiom Corp. (Software)	5,418	122,989
Adesa, Inc. (Commercial Services)	4,816	139,760
ADTRAN, Inc. (Telecommunications)	3,010	66,702
Advanced Medical Optics, Inc.* (Healthcare—Products)	4,816	176,988
Advent Software, Inc.* (Software)	903	32,282
AGCO Corp.* (Machinery—Diversified)	7,224	245,400
AGL Resources, Inc. (Gas)	6,321	248,415
Airgas, Inc. (Chemicals)	2,408	100,221
Alaska Air Group, Inc.* (Airlines)	3,311	141,876
Albemarle Corp. (Chemicals)	1,204	93,888
Alberto-Culver Co. (Cosmetics/Personal Care)	3,010	68,839
Alexander & Baldwin, Inc. (Transportation)	3,311	163,696
Alliant Energy Corp. (Electric)	9,331	339,182
AMB Property Corp. (REIT)	7,224	439,580
American Financial Group, Inc. (Insurance)	5,418	191,364
American Greetings Corp.—Class A (Household Products/Wares)	4,816	115,681
AmeriCredit Corp.* (Diversified Financial Services)	9,331	253,243
Andrew Corp.* (Telecommunications)	12,642	134,258
AnnTaylor Stores Corp.* (Retail)	2,408	83,076
Aqua America, Inc. (Water)	5,117	113,649
Aquila, Inc.* (Electric)	29,799	134,989
Arch Coal, Inc. (Coal)	7,525	223,643
Arrow Electronics, Inc.* (Electronics)	9,632	339,527
Arthur J. Gallagher & Co. (Insurance)	3,612	103,556
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,719	110,091
Associated Banc-Corp (Banks)	10,535	359,454
Astoria Financial Corp. (Savings & Loans)	6,923	204,853
Atmel Corp.* (Semiconductors)	24,983	149,398
Avis Budget Group, Inc. (Commercial Services)	8,127	206,913
Avnet, Inc.* (Electronics)	10,234	317,766
Avocent Corp.* (Internet)	2,408	83,172
Bandag, Inc. (Auto Parts & Equipment)	903	46,008
Bank of Hawaii Corp. (Banks)	3,913	204,846
Barnes & Noble, Inc. (Retail)	2,408	93,743
Beazer Homes USA, Inc. (Home Builders)	3,010	130,965
Beckman Coulter, Inc. (Healthcare—Products)	1,505	97,103
Belo Corp.—Class A (Media)	6,923	129,599
BJ’s Wholesale Club, Inc.* (Retail)	5,117	156,273
Black Hills Corp. (Electric)	2,709	100,423
Blyth, Inc. (Household Products/Wares)	903	18,773
Bob Evans Farms, Inc. (Retail)	3,010	102,250
Borders Group, Inc. (Retail)	4,816	101,040
BorgWarner, Inc. (Auto Parts & Equipment)	4,515	309,459
Bowater, Inc. (Forest Products & Paper)	4,515	123,576
Boyd Gaming Corp. (Lodging)	1,806	85,911
Cabot Corp. (Chemicals)	5,117	228,935
Cadence Design Systems, Inc.* (Computers)	14,749	278,757
Callaway Golf Co. (Leisure Time)	4,816	79,560
Cameron International Corp.* (Oil & Gas Services)	4,214	221,235
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,505	122,567
Carmax, Inc.* (Retail)	3,612	207,437
Cathay Bancorp, Inc. (Banks)	1,806	62,596
CBRL Group, Inc. (Retail)	903	42,342
Ceridian Corp.* (Computers)	6,321	189,440
Charles River Laboratories International, Inc.* (Biotechnology)	2,107	94,815

Common Stocks, continued
	Shares	Value
Charming Shoppes, Inc.* (Retail)	5,418	$71,084
CheckFree Corp.* (Internet)	3,913	162,116
Chemtura Corp. (Chemicals)	19,264	221,921
Cimarex Energy Co. (Oil & Gas)	2,408	90,252
Cincinnati Bell, Inc.* (Telecommunications)	11,137	54,126
City National Corp. (Banks)	1,806	129,906
Claire’s Stores, Inc. (Retail)	3,010	103,544
Coldwater Creek, Inc.* (Retail)	1,806	33,682
Commscope, Inc.* (Telecommunications)	3,311	106,978
Con-way, Inc. (Transportation)	3,612	179,661
Crane Co. (Miscellaneous Manufacturing)	2,709	105,190
Cullen/Frost Bankers, Inc. (Banks)	3,010	161,125
Cypress Semiconductor Corp.* (Semiconductors)	8,127	149,943
Cytec Industries, Inc. (Chemicals)	3,311	192,766
Deluxe Corp. (Commercial Services)	4,214	126,083
Developers Diversified Realty Corp. (REIT)	8,729	585,891
Diebold, Inc. (Computers)	2,709	125,562
DPL, Inc. (Electric)	9,030	258,980
DRS Technologies, Inc. (Aerospace/Defense)	2,107	116,728
Duquesne Light Holdings, Inc. (Electric)	6,923	138,529
Dycom Industries, Inc.* (Engineering & Construction)	3,311	74,928
Edwards (A.G.), Inc. (Diversified Financial Services)	6,020	398,584
Encore Acquisition Co.* (Oil & Gas)	1,204	31,244
Energy East Corp. (Electric)	11,739	281,971
F5 Networks, Inc.* (Internet)	1,505	107,517
Fairchild Semiconductor International, Inc.* (Semiconductors)	9,632	171,546
Federal Signal Corp. (Miscellaneous Manufacturing)	3,913	64,251
Ferro Corp. (Chemicals)	3,311	70,557
Fidelity National Title Group, Inc.—Class A (Insurance)	17,458	414,453
First American Financial Corp. (Insurance)	7,826	331,666
First Niagara Financial Group, Inc. (Savings & Loans)	8,729	126,483
FirstMerit Corp. (Banks)	6,321	142,349
Florida Rock Industries, Inc. (Building Materials)	1,505	74,422
Flowserve Corp.* (Machinery—Diversified)	2,107	111,818
FMC Corp. (Chemicals)	3,010	234,329
Foot Locker, Inc. (Retail)	12,341	276,932
Forest Oil Corp.* (Oil & Gas)	4,515	144,119
Furniture Brands International, Inc. (Home Furnishings)	3,913	65,230
Gartner Group, Inc.* (Commercial Services)	1,806	39,479
GATX Corp. (Trucking & Leasing)	4,214	192,158
Gentex Corp. (Electronics)	3,311	57,909
Glatfelter (Forest Products & Paper)	3,612	58,478
Granite Construction, Inc. (Engineering & Construction)	1,204	64,486
Grant Prideco, Inc.* (Oil & Gas Services)	4,214	165,105
Great Plains Energy, Inc. (Electric)	6,321	198,037
Greater Bay Bancorp (Banks)	4,214	117,739
Hanesbrands, Inc.* (Apparel)	4,816	123,193
Hanover Compressor Co.* (Oil & Gas Services)	8,127	157,257
Hanover Insurance Group, Inc. (Insurance)	4,214	202,483
Harris Corp. (Telecommunications)	3,612	183,561
Harsco Corp. (Miscellaneous Manufacturing)	3,311	284,350
Hawaiian Electric Industries, Inc. (Electric)	6,622	177,403
Health Net, Inc.* (Healthcare—Services)	3,010	146,617
Helmerich & Payne, Inc. (Oil & Gas)	5,418	145,365

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Herman Miller, Inc. (Office Furnishings)	2,709	$101,858
Highwoods Properties, Inc. (REIT)	4,515	197,306
Hillenbrand Industries, Inc. (Healthcare—Products)	3,311	188,760
HNI Corp. (Office Furnishings)	2,107	102,274
Horace Mann Educators Corp. (Insurance)	3,311	65,657
Hormel Foods Corp. (Food)	2,709	102,671
Hospitality Properties Trust (REIT)	6,923	337,842
Hubbell, Inc.—Class B (Electrical Components & Equipment)	4,816	232,131
IDACORP, Inc. (Electric)	3,311	122,341
Imation Corp. (Computers)	1,806	78,579
IndyMac Bancorp, Inc. (Diversified Financial Services)	2,408	93,647
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	11,137	217,283
Integrated Device Technology, Inc.* (Semiconductors)	12,341	186,719
International Rectifier Corp.* (Semiconductors)	3,010	125,607
Intersil Corp.—Class A (Semiconductors)	11,137	262,388
Intuitive Surgical, Inc.* (Healthcare—Products)	1,505	148,107
J.B. Hunt Transport Services, Inc. (Transportation)	3,913	98,334
Jefferies Group, Inc. (Diversified Financial Services)	3,612	106,410
JetBlue Airways Corp.* (Airlines)	7,826	107,060
JM Smucker Co. (Food)	4,515	214,417
Joy Global, Inc. (Machinery—Construction & Mining)	5,418	251,774
Kelly Services, Inc.—Class A (Commercial Services)	1,806	56,004
KEMET Corp.* (Electronics)	6,923	52,199
Kennametal, Inc. (Hand/Machine Tools)	3,010	186,018
Korn/Ferry International* (Commercial Services)	2,408	57,503
Lam Research Corp.* (Semiconductors)	5,418	248,199
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,806	78,994
Lattice Semiconductor Corp.* (Semiconductors)	7,224	42,333
Laureate Education, Inc.* (Commercial Services)	2,408	145,299
Lear Corp. (Auto Parts & Equipment)	5,418	183,453
Lee Enterprises, Inc. (Media)	3,612	120,027
Liberty Property Trust (REIT)	7,224	373,770
LifePoint Hospitals, Inc.* (Healthcare—Services)	1,505	51,140
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,806	109,751
Longview Fibre Co. (Forest Products & Paper)	5,117	107,355
Louisiana-Pacific Corp. (Forest Products & Paper)	8,428	193,085
Lubrizol Corp. (Chemicals)	5,418	279,135
Lyondell Chemical Co. (Chemicals)	16,856	532,987
M.D.C. Holdings, Inc. (Home Builders)	1,204	70,157
Mack-Cali Realty Corp. (REIT)	5,117	284,710
Manpower, Inc. (Commercial Services)	6,923	504,895
Martek Biosciences Corp.* (Biotechnology)	903	21,049
Martin Marietta Materials (Building Materials)	1,806	208,449
MDU Resources Group, Inc. (Electric)	9,030	233,426
Media General, Inc.—Class A (Media)	1,806	72,258
MEMC Electronic Materials, Inc.* (Semiconductors)	5,418	283,903
Mentor Graphics Corp.* (Computers)	3,612	67,183
Mercantile Bankshares Corp. (Banks)	6,622	311,962

Common Stocks, continued
	Shares	Value
Mercury General Corp. (Insurance)	2,709	$141,301
Micrel, Inc.* (Semiconductors)	2,709	27,388
Microchip Technology, Inc. (Semiconductors)	7,826	272,032
Millennium Pharmaceuticals, Inc.* (Biotechnology)	15,953	177,078
Minerals Technologies, Inc. (Chemicals)	903	52,437
Modine Manufacturing Co. (Auto Parts & Equipment)	2,709	70,867
Mohawk Industries, Inc.* (Textiles)	1,505	124,042
Moneygram International, Inc. (Software)	3,612	108,324
MPS Group, Inc.* (Commercial Services)	8,127	121,742
MSC Industrial Direct Co.—Class A (Retail)	2,107	91,001
National Fuel Gas Co. (Pipelines)	6,622	269,449
National Instruments Corp. (Computers)	2,107	60,703
Navigant Consulting Co.* (Commercial Services)	2,408	50,038
New Plan Excel Realty Trust, Inc. (REIT)	8,127	236,658
New York Community Bancorp (Savings & Loans)	9,632	162,684
Newport Corp.* (Telecommunications)	3,311	66,088
Noble Energy, Inc. (Oil & Gas)	3,612	192,917
Nordson Corp. (Machinery—Diversified)	1,806	93,406
Northeast Utilities System (Electric)	12,341	341,229
NSTAR (Electric)	8,428	281,495
OGE Energy Corp. (Electric)	7,224	279,713
Ohio Casualty Corp. (Insurance)	4,816	142,265
Old Republic International Corp. (Insurance)	18,361	409,450
Olin Corp. (Chemicals)	5,719	96,308
Omnicare, Inc. (Pharmaceuticals)	3,311	133,068
ONEOK, Inc. (Gas)	8,729	374,562
OSI Restaurant Partners, Inc. (Retail)	2,107	83,205
Overseas Shipholding Group, Inc. (Transportation)	2,408	149,609
Packaging Corp. of America (Packaging & Containers)	6,622	151,246
Palm, Inc.* (Computers)	8,428	116,559
Parametric Technology Corp.* (Software)	6,321	125,281
Payless ShoeSource, Inc.* (Retail)	3,010	102,190
PDL BioPharma, Inc.* (Biotechnology)	4,515	92,603
Pentair, Inc. (Miscellaneous Manufacturing)	7,826	243,858
Pepco Holdings, Inc. (Electric)	15,351	392,680
PepsiAmericas, Inc. (Beverages)	4,816	106,193
Perrigo Co. (Pharmaceuticals)	6,020	104,026
Plains Exploration & Production Co.* (Oil & Gas)	3,311	159,723
Plexus Corp.* (Electronics)	3,612	60,682
PMI Group, Inc. (Insurance)	3,612	172,726
PNM Resources, Inc. (Electric)	6,020	183,490
Polycom, Inc.* (Telecommunications)	3,311	111,316
Potlatch Corp. (Forest Products & Paper)	3,010	142,102
Powerwave Technologies, Inc.* (Telecommunications)	10,234	59,767
Precision Castparts Corp. (Metal Fabricate/Hardware)	4,816	428,095
Pride International, Inc.* (Oil & Gas)	9,030	260,153
Protective Life Corp. (Insurance)	5,719	279,831
Psychiatric Solutions, Inc.* (Healthcare—Services)	2,709	105,488
Puget Energy, Inc. (Electric)	9,331	229,169
Quanta Services, Inc.* (Commercial Services)	6,923	142,406
Radian Group, Inc. (Insurance)	2,107	126,884
Raymond James Financial Corp. (Diversified Financial Services)	3,913	124,903

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Rayonier, Inc. (Forest Products & Paper)	6,020	$260,064
Reader’s Digest Association, Inc. (Media)	7,525	127,097
Regency Centers Corp. (REIT)	5,418	471,908
Regis Corp. (Retail)	1,505	62,894
Reliance Steel & Aluminum Co. (Iron/Steel)	3,311	137,870
Rent-A-Center, Inc.* (Commercial Services)	2,408	70,940
Republic Services, Inc. (Environmental Control)	3,612	156,219
RF Micro Devices, Inc.* (Telecommunications)	8,428	65,064
RPM, Inc. (Chemicals)	9,632	223,751
Ruddick Corp. (Food)	3,010	83,678
Saks, Inc. (Retail)	11,137	208,930
SCANA Corp. (Electric)	9,331	379,958
Scholastic Corp.* (Media)	2,107	74,482
Semtech Corp.* (Semiconductors)	3,010	41,237
Sensient Technologies Corp. (Chemicals)	3,612	89,144
Sequa Corp.—Class A* (Aerospace/Defense)	602	75,846
Sierra Pacific Resources* (Electric)	17,759	302,258
Smithfield Foods, Inc.* (Food)	7,826	205,511
Sonoco Products Co. (Packaging & Containers)	7,826	301,301
Sotheby’s (Commercial Services)	3,010	111,611
SPX Corp. (Miscellaneous Manufacturing)	2,709	190,145
StanCorp Financial Group, Inc. (Insurance)	1,806	86,417
STERIS Corp. (Healthcare—Products)	2,107	54,445
SVB Financial Group* (Banks)	1,204	56,167
Swift Transportation Co., Inc.* (Transportation)	2,107	64,306
Sybase, Inc.* (Software)	3,913	101,308
Synopsys, Inc.* (Computers)	6,020	160,132
TCF Financial Corp. (Banks)	4,515	114,591
Tech Data Corp.* (Distribution/Wholesale)	4,214	156,508
Teleflex, Inc. (Miscellaneous Manufacturing)	1,806	120,605
Telephone & Data Systems, Inc. (Telecommunications)	8,428	471,546
The Brink’s Co. (Miscellaneous Manufacturing)	1,806	112,243
The Colonial BancGroup, Inc. (Banks)	12,341	302,848
The Macerich Co. (REIT)	5,719	546,337
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,806	96,747
Thomas & Betts Corp.* (Electronics)	3,010	144,149
Tidewater, Inc. (Oil & Gas Services)	4,515	232,839
Timken Co. (Metal Fabricate/Hardware)	7,525	215,290
Tootsie Roll Industries, Inc. (Food)	1,204	38,191
Transaction Systems Architect, Inc.* (Software)	1,204	43,525
Triad Hospitals, Inc.* (Healthcare—Services)	3,311	140,718
Trinity Industries, Inc. (Miscellaneous Manufacturing)	6,321	241,778
TriQuint Semiconductor, Inc.* (Semiconductors)	10,836	50,929
Tupperware Corp. (Household Products/Wares)	4,816	112,357
United Dominion Realty Trust, Inc. (REIT)	10,836	355,312
United Rentals, Inc.* (Commercial Services)	5,418	139,514
Unitrin, Inc. (Insurance)	3,311	169,556
Universal Corp. (Agriculture)	2,107	101,831
UTStarcom, Inc.* (Telecommunications)	3,311	29,236
Valeant Pharmaceuticals International (Pharmaceuticals)	7,525	132,666
Valspar Corp. (Chemicals)	4,214	118,751
ValueClick, Inc.* (Internet)	4,214	107,541
Varian, Inc.* (Electronics)	903	48,320
VCA Antech, Inc.* (Pharmaceuticals)	3,311	111,316
Vectren Corp. (Gas)	6,020	$169,282
Vertex Pharmaceuticals, Inc.* (Biotechnology)	6,020	212,807

Common Stocks, continued
	Shares	Value
Vishay Intertechnology, Inc.* (Electronics)	14,749	$193,802
Washington Federal, Inc. (Savings & Loans)	6,923	160,544
Washington Post Co.—Class B (Media)	301	229,572
Webster Financial Corp. (Banks)	4,515	224,937
Weingarten Realty Investors (REIT)	6,020	298,050
Werner Enterprises, Inc. (Transportation)	3,913	74,386
Westamerica Bancorp (Banks)	1,204	60,019
Westar Energy, Inc. (Electric)	6,923	183,875
Westwood One, Inc. (Media)	5,719	39,633
WGL Holdings, Inc. (Gas)	3,913	123,768
Wilmington Trust Corp. (Banks)	5,418	227,177
Wind River Systems, Inc.* (Software)	4,214	41,803
Wisconsin Energy Corp. (Electric)	9,331	434,452
Worthington Industries, Inc. (MetalFabricate/Hardware)	5,719	109,690
WPS Resources Corp. (Electric)	3,311	175,649
YRC Worldwide, Inc.* (Transportation)	4,515	200,239

TOTAL COMMON STOCKS (Cost $38,107,918)		46,029,901

Repurchase Agreements (1.1%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07, with a repurchase price of $489,070 (Collateralized by $493,000 Federal National Mortgage Association, 3.625%, 3/15/07, market value $498,827)	$489,000	489,000

TOTAL REPURCHASE AGREEMENTS (Cost $489,000)		489,000

TOTAL INVESTMENT SECURITIES (Cost $38,596,918)—100.6%		46,518,901
Net other assets (liabilities)—(0.6%)		(276,106)

NET ASSETS—100.0%		$46,242,795

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2007 (Underlying face amount at value $166,980)	2	$2,073

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Aerospace/Defense	0.4%
Agriculture	0.2%
Airlines	0.5%
Apparel	0.3%
Auto Parts & Equipment	1.6%
Banks	5.4%
Beverages	0.2%
Biotechnology	1.3%
Building Materials	0.6%
Chemicals	5.6%
Coal	0.5%
Commercial Services	4.1%
Computers	2.3%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.1%
Electric	11.3%
Electrical Components & Equipment	0.5%
Electronics	2.6%
Engineering & Construction	0.3%
Environmental Control	0.3%
Food	1.4%
Forest Products & Paper	1.9%
Gas	2.0%
Hand/Machine Tools	0.6%
Healthcare—Products	1.4%
Healthcare—Services	1.0%
Home Builders	0.4%
Home Furnishings	0.1%

Household Products/Wares	0.7%
Insurance	6.2%
Internet	1.0%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.2%
Machinery—Construction & Mining	0.5%
Machinery—Diversified	1.0%
Media	1.7%
Metal Fabricate/Hardware	1.6%
Miscellaneous Manufacturing	3.4%
Office Furnishings	0.4%
Oil & Gas	2.2%
Oil & Gas Services	1.7%
Packaging & Containers	1.0%
Pharmaceuticals	1.0%
Pipelines	0.6%
Real Estate Investment Trust	9.0%
Retail	3.9%
Savings & Loans	1.4%
Semiconductors	4.4%
Software	1.2%
Telecommunications	3.2%
Textiles	0.3%
Transportation	2.0%
Trucking & Leasing	0.4%
Water	0.2%
Other**	0.5%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (99.3%)
	Shares	Value
99 Cents Only Stores* (Retail)	3,420	$50,787
Abercrombie & Fitch Co.—Class A (Retail)	6,460	513,827
Activision, Inc.* (Software)	18,620	317,099
Adesa, Inc. (Commercial Services)	2,280	66,166
ADTRAN, Inc. (Telecommunications)	1,900	42,104
Advance Auto Parts, Inc. (Retail)	7,980	302,841
Advent Software, Inc.* (Software)	760	27,170
Aeropostale, Inc.* (Retail)	3,800	136,572
Affymetrix, Inc.* (Biotechnology)	4,940	123,302
Airgas, Inc. (Chemicals)	3,420	142,340
AirTran Holdings, Inc.* (Airlines)	6,840	75,719
Albemarle Corp. (Chemicals)	1,900	148,162
Alberto-Culver Co. (Cosmetics/Personal Care)	3,040	69,525
Alliance Data Systems Corp.* (Commercial Services)	4,940	335,573
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,280	184,680
American Eagle Outfitters, Inc. (Retail)	14,820	479,872
Ametek, Inc. (Electrical Components & Equipment)	7,980	276,587
Amphenol Corp.—Class A (Electronics)	6,460	437,471
AnnTaylor Stores Corp.* (Retail)	3,040	104,880
Applebee’s International, Inc. (Retail)	5,320	134,277
Apria Healthcare Group, Inc.* (Healthcare—Services)	3,040	84,421
Aqua America, Inc. (Water)	4,940	109,717
Arch Coal, Inc. (Coal)	3,420	101,642
Arthur J. Gallagher & Co. (Insurance)	4,180	119,841
Atmel Corp.* (Semiconductors)	8,740	52,265
Avocent Corp.* (Internet)	1,520	52,501
Barnes & Noble, Inc. (Retail)	1,520	59,174
Beckman Coulter, Inc. (Healthcare—Products)	3,420	220,658
Blyth, Inc. (Household Products/Wares)	1,140	23,701
Boyd Gaming Corp. (Lodging)	1,520	72,306
Brinker International, Inc. (Retail)	9,120	287,736
Brown & Brown, Inc. (Insurance)	8,360	236,755
C.H. Robinson Worldwide, Inc. (Transportation)	12,920	685,407
Cadence Design Systems, Inc.* (Computers)	6,840	129,276
Cameron International Corp.* (Oil & Gas Services)	4,560	239,400
Career Education Corp.* (Commercial Services)	6,840	196,103
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,140	92,842
Carmax, Inc.* (Retail)	4,560	261,881
Catalina Marketing Corp. (Advertising)	2,660	75,943
Cathay Bancorp, Inc. (Banks)	1,900	65,854
CBRL Group, Inc. (Retail)	1,520	71,273
CDW Corp. (Distribution/Wholesale)	4,560	292,615
Cephalon, Inc.* (Pharmaceuticals)	4,560	330,190
Ceridian Corp.* (Computers)	4,180	125,275
Charles River Laboratories International, Inc.* (Biotechnology)	3,040	136,800
Charming Shoppes, Inc.* (Retail)	4,180	54,842
CheckFree Corp.* (Internet)	2,660	110,204
Cheesecake Factory, Inc.* (Retail)	5,700	157,491
Chico’s FAS, Inc.* (Retail)	12,920	269,770
Choicepoint, Inc.* (Commercial Services)	6,080	234,019
Church & Dwight, Inc. (Household Products/Wares)	4,940	223,831
Cimarex Energy Co. (Oil & Gas)	3,800	142,424
Cincinnati Bell, Inc.* (Telecommunications)	7,980	38,783
City National Corp. (Banks)	1,520	109,334
Claire’s Stores, Inc. (Retail)	4,180	143,792
Coldwater Creek, Inc.* (Retail)	2,660	49,609
Commercial Metals Co. (Metal Fabricate/Hardware)	8,740	236,941

Common Stocks, continued
	Shares	Value
Commscope, Inc.* (Telecommunications)	1,140	$36,833
Community Health Systems, Inc.* (Healthcare—Services)	7,220	258,115
Copart, Inc.* (Retail)	5,320	156,621
Corinthian Colleges, Inc.* (Commercial Services)	6,460	84,368
Covance, Inc.* (Healthcare—Services)	4,560	281,124
Crane Co. (Miscellaneous Manufacturing)	1,140	44,266
Cree Research, Inc.* (Semiconductors)	5,700	87,666
CSG Systems International, Inc.* (Software)	3,420	85,774
Cullen/Frost Bankers, Inc. (Banks)	1,520	81,366
Cypress Semiconductor Corp.* (Semiconductors)	3,040	56,088
CYTYC Corp.* (Healthcare—Products)	8,360	241,771
Denbury Resources, Inc.* (Oil & Gas)	8,740	242,098
DENTSPLY International, Inc. (Healthcare—Products)	11,400	351,576
DeVry, Inc. (Commercial Services)	4,560	128,410
Dick’s Sporting Goods, Inc.* (Retail)	2,660	136,963
Diebold, Inc. (Computers)	2,660	123,291
Dollar Tree Stores, Inc.* (Retail)	7,600	239,096
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,320	187,370
DRS Technologies, Inc. (Aerospace/Defense)	1,140	63,156
DST Systems, Inc.* (Computers)	4,180	294,606
Dun & Bradstreet Corp.* (Software)	4,560	387,599
Eaton Vance Corp. (Diversified Financial Services)	9,500	325,849
Edwards Lifesciences Corp.* (Healthcare—Products)	4,180	213,849
Encore Acquisition Co.* (Oil & Gas)	2,660	69,027
Energizer Holdings, Inc.* (Electrical Components & Equipment)	4,180	356,261
Entercom Communications Corp. (Media)	1,900	53,561
Equitable Resources, Inc. (Pipelines)	9,120	394,440
Everest Re Group, Ltd. ADR (Insurance)	4,940	462,383
Expeditors International of Washington, Inc. (Transportation)	15,960	681,332
F5 Networks, Inc.* (Internet)	1,520	108,589
Fair Isaac Corp. (Software)	4,180	166,448
Fastenal Co. (Distribution/Wholesale)	9,120	339,994
Florida Rock Industries, Inc. (Building Materials)	2,280	112,746
Flowserve Corp.* (Machinery—Diversified)	2,280	121,000
FMC Technologies, Inc.* (Oil & Gas Services)	4,940	305,934
GameStop Corp.* (Retail)	5,700	304,551
Gartner Group, Inc.* (Commercial Services)	2,280	49,841
Gen-Probe, Inc.* (Healthcare—Products)	3,800	196,536
Gentex Corp. (Electronics)	7,600	132,924
Global Payments, Inc. (Software)	5,320	200,883
Graco, Inc. (Machinery—Diversified)	4,940	201,404
Granite Construction, Inc. (Engineering & Construction)	1,140	61,058
Grant Prideco, Inc.* (Oil & Gas Services)	5,320	208,438
Hanesbrands, Inc.* (Apparel)	2,660	68,043
Hansen Natural Corp.* (Beverages)	4,560	173,690
Harris Corp. (Telecommunications)	6,840	347,610
Harte-Hanks, Inc. (Advertising)	3,420	92,716
HCC Insurance Holdings, Inc. (Insurance)	8,360	260,832
Health Net, Inc.* (Healthcare—Services)	5,700	277,647
Helmerich & Payne, Inc. (Oil & Gas)	2,660	71,368
Henry Schein, Inc.* (Healthcare—Products)	6,460	327,974
Herman Miller, Inc. (Office Furnishings)	2,280	85,728
Hillenbrand Industries, Inc. (Healthcare—Products)	1,520	86,655
HNI Corp. (Office Furnishings)	1,520	73,781

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Hormel Foods Corp. (Food)	3,040	$115,216
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	2,660	88,551
Imation Corp. (Computers)	760	33,068
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,040	118,226
Integrated Device Technology, Inc.* (Semiconductors)	3,420	51,745
International Rectifier Corp.* (Semiconductors)	2,660	111,002
International Speedway Corp. (Entertainment)	2,660	138,932
Intuitive Surgical, Inc.* (Healthcare—Products)	1,520	149,583
Investors Financial Services Corp. (Banks)	4,940	231,044
Invitrogen Corp.* (Biotechnology)	3,420	209,407
ITT Educational Services, Inc.* (Commercial Services)	2,280	176,928
J.B. Hunt Transport Services, Inc. (Transportation)	4,180	105,043
Jack Henry & Associates, Inc. (Computers)	5,700	121,638
Jacobs Engineering Group, Inc.* (Engineering & Construction)	4,560	412,908
Jefferies Group, Inc. (Diversified Financial Services)	4,180	123,143
JetBlue Airways Corp.* (Airlines)	5,700	77,976
John Wiley & Sons, Inc. (Media)	3,420	127,087
Joy Global, Inc. (Machinery—Construction & Mining)	3,800	176,586
Korn/Ferry International* (Commercial Services)	760	18,149
Lam Research Corp.* (Semiconductors)	5,320	243,709
Lattice Semiconductor Corp.* (Semiconductors)	1,900	11,134
Laureate Education, Inc.* (Commercial Services)	1,520	91,717
Leucadia National Corp. (Holding Companies—Diversified)	12,160	332,698
LifePoint Hospitals, Inc.* (Healthcare—Services)	2,660	90,387
Lincare Holdings, Inc.* (Healthcare—Services)	6,840	269,154
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,520	92,370
M.D.C. Holdings, Inc. (Home Builders)	1,520	88,570
Macrovision Corp.* (Entertainment)	3,800	93,974
Martek Biosciences Corp.* (Biotechnology)	1,520	35,431
Martin Marietta Materials (Building Materials)	1,520	175,438
McAfee, Inc.* (Internet)	11,780	344,683
MDU Resources Group, Inc. (Electric)	4,940	127,699
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,180	158,547
MEMC Electronic Materials, Inc.* (Semiconductors)	7,220	378,328
Mentor Graphics Corp.* (Computers)	2,660	49,476
Mercantile Bankshares Corp. (Banks)	3,420	161,116
Micrel, Inc.* (Semiconductors)	1,520	15,367
Microchip Technology, Inc. (Semiconductors)	8,740	303,802
Millennium Pharmaceuticals, Inc.* (Biotechnology)	7,600	84,360
Mine Safety Appliances Co. (Environmental Control)	2,280	87,438
Minerals Technologies, Inc. (Chemicals)	380	22,067
Mohawk Industries, Inc.* (Textiles)	2,280	187,918
Moneygram International, Inc. (Software)	2,660	79,773
MSC Industrial Direct Co.—Class A (Retail)	2,280	98,473
National Instruments Corp. (Computers)	2,280	65,687
Navigant Consulting Co.* (Commercial Services)	1,900	39,482

Common Stocks, continued
	Shares	Value
New York Community Bancorp (Savings & Loans)	10,260	$173,291
Newfield Exploration Co.* (Oil & Gas)	9,500	406,695
Noble Energy, Inc. (Oil & Gas)	9,500	507,396
Nordson Corp. (Machinery—Diversified)	760	39,307
Nuveen Investments—Class A (Diversified Financial Services)	5,700	282,150
O’Reilly Automotive, Inc.* (Retail)	8,360	291,848
Omnicare, Inc. (Pharmaceuticals)	5,700	229,083
Oshkosh Truck Corp. (Auto Manufacturers)	5,320	280,896
OSI Restaurant Partners, Inc. (Retail)	3,420	135,056
Pacific Sunwear of California, Inc.* (Retail)	5,320	104,272
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,660	70,171
Parametric Technology Corp.* (Software)	2,280	45,190
Patterson-UTI Energy, Inc. (Oil & Gas)	11,780	284,487
Payless ShoeSource, Inc.* (Retail)	1,900	64,505
PDL BioPharma, Inc.* (Biotechnology)	4,180	85,732
Petsmart, Inc. (Retail)	9,880	301,735
Pharmaceutical Product Development, Inc. (Commercial Services)	7,600	262,200
Pioneer Natural Resources Co. (Oil & Gas)	9,120	373,920
Plains Exploration & Production Co.* (Oil & Gas)	2,660	128,318
Plantronics, Inc. (Telecommunications)	3,420	67,374
PMI Group, Inc. (Insurance)	3,040	145,373
Pogo Producing Co. (Oil & Gas)	4,180	207,119
Polo Ralph Lauren Corp. (Apparel)	4,560	374,148
Polycom, Inc.* (Telecommunications)	3,420	114,980
Precision Castparts Corp. (Metal Fabricate/Hardware)	5,700	506,673
Pride International, Inc.* (Oil & Gas)	3,800	109,478
Psychiatric Solutions, Inc.* (Healthcare—Services)	1,520	59,189
Quanta Services, Inc.* (Commercial Services)	2,280	46,900
Quicksilver Resources, Inc.* (Oil & Gas)	4,180	165,779
Radian Group, Inc. (Insurance)	3,800	228,836
Raymond James Financial Corp. (Diversified Financial Services)	3,040	97,037
Regis Corp. (Retail)	1,900	79,401
Reliance Steel & Aluminum Co. (Iron/Steel)	1,900	79,116
Rent-A-Center, Inc.* (Commercial Services)	3,040	89,558
Republic Services, Inc. (Environmental Control)	4,940	213,655
ResMed, Inc.* (Healthcare—Products)	5,700	299,706
RF Micro Devices, Inc.* (Telecommunications)	6,460	49,871
Rollins, Inc. (Commercial Services)	2,280	49,750
Roper Industries, Inc. (Miscellaneous Manufacturing)	6,460	335,404
Ross Stores, Inc. (Retail)	10,260	332,321
Ruby Tuesday, Inc. (Retail)	4,180	119,590
Scientific Games Corp.—Class A* (Entertainment)	4,940	153,337
SEI Investments Co. (Software)	4,560	284,225
Semtech Corp.* (Semiconductors)	2,660	36,442
Sepracor, Inc.* (Pharmaceuticals)	7,980	455,338
Silicon Laboratories, Inc.* (Semiconductors)	4,180	134,220
Sotheby’s (Commercial Services)	1,520	56,362
Southwestern Energy Co.* (Oil & Gas)	12,540	482,288
SPX Corp. (Miscellaneous Manufacturing)	1,900	133,361
SRA International, Inc.—Class A* (Computers)	3,040	76,912
StanCorp Financial Group, Inc. (Insurance)	2,280	109,098

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Steel Dynamics, Inc. (Iron/Steel)	6,840	$268,196
Stericycle, Inc.* (Environmental Control)	3,420	263,340
STERIS Corp. (Healthcare—Products)	3,040	78,554
Strayer Education, Inc. (Commercial Services)	1,140	129,698
SVB Financial Group* (Banks)	1,140	53,181
Swift Transportation Co., Inc.* (Transportation)	1,900	57,988
Sybase, Inc.* (Software)	3,040	78,706
Synopsys, Inc.* (Computers)	4,940	131,404
TCF Financial Corp. (Banks)	4,180	106,088
Techne Corp.* (Healthcare—Products)	3,040	176,442
Teleflex, Inc. (Miscellaneous Manufacturing)	1,140	76,129
The Brink’s Co. (Miscellaneous Manufacturing)	1,900	118,085
The Corporate Executive Board Co. (Commercial Services)	3,040	275,818
The Ryland Group, Inc. (Home Builders)	3,040	170,787
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,520	81,426
The Timberland Co.—Class A* (Apparel)	3,800	114,646
Thomas & Betts Corp.* (Electronics)	1,140	54,595
Thor Industries, Inc. (Home Builders)	2,660	112,412
Toll Brothers, Inc.* (Home Builders)	9,500	321,386
Tootsie Roll Industries, Inc. (Food)	1,140	36,161
Transaction Systems Architect, Inc.* (Software)	1,900	68,685
Triad Hospitals, Inc.* (Healthcare—Services)	3,420	145,350
Universal Health Services, Inc.—Class B (Healthcare—Services)	4,180	242,147
Urban Outfitters, Inc.* (Retail)	8,360	203,984
UTStarcom, Inc.* (Telecommunications)	4,940	43,620
Valassis Communications, Inc.* (Commercial Services)	3,420	52,565
Valspar Corp. (Chemicals)	3,800	107,084
ValueClick, Inc.* (Internet)	3,420	87,278
Varian Medical Systems, Inc.* (Healthcare—Products)	9,500	438,236
Varian, Inc.* (Electronics)	1,520	81,335
VCA Antech, Inc.* (Pharmaceuticals)	3,040	102,205
Ventana Medical Systems, Inc.* (Healthcare—Products)	2,280	95,988
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,800	134,330
W.R. Berkley Corp. (Insurance)	12,540	414,949
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	6,080	156,074
Washington Post Co.—Class B (Media)	380	289,826
Westamerica Bancorp (Banks)	1,140	56,829
Western Digital Corp.* (Computers)	16,340	320,263
Williams Sonoma, Inc. (Retail)	8,360	292,600
Wind River Systems, Inc.* (Software)	1,520	15,078
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	5,320	184,444

TOTAL COMMON STOCKS (Cost $38,669,466)		42,676,854

Repurchase Agreements (0.2%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07, with a repurchase price of $72,010 (Collateralized by $71,000 Federal Home Loan Mortgage Corp., 5.875%, 3/21/11, market value $74,217)	$72,000	$72,000

TOTAL REPURCHASE AGREEMENTS (Cost $72,000)		72,000

TOTAL INVESTMENT SECURITIES (Cost $38,741,466)—99.5%		42,748,854
Net other assets (liabilities)—0.5%		193,732

NET ASSETS—100.0%		$42,942,586

*	Non-income producing security
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2007 (Underlying face amount at value $166,980)	2	$2,073

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.4%
Aerospace/Defense	0.6%
Airlines	0.4%
Apparel	1.3%
Auto Manufacturers	0.7%
Banks	2.0%
Beverages	0.4%
Biotechnology	1.9%
Building Materials	0.7%
Chemicals	1.0%
Coal	0.2%
Commercial Services	5.5%
Computers	3.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.5%
Diversified Financial Services	2.6%
Electric	0.3%
Electrical Components & Equipment	1.5%
Electronics	1.6%
Engineering & Construction	1.1%
Entertainment	0.9%
Environmental Control	1.3%
Food	0.4%
Hand/Machine Tools	0.2%
Healthcare—Products	6.6%
Healthcare—Services	4.0%
Holding Companies—Diversified	0.8%
Home Builders	1.8%
Household Products/Wares	0.8%
Insurance	4.6%
Internet	1.6%

See accompanying notes to the financial statements.

PROFUNDS Mid-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Iron/Steel	0.8%
Lodging	0.2%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	1.3%
Media	1.1%
Metal Fabricate/Hardware	1.7%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.4%
Oil & Gas	7.3%
Oil & Gas Services	1.8%
Pharmaceuticals	3.1%
Pipelines	0.9%
Retail	13.7%
Savings & Loans	0.4%
Semiconductors	3.5%
Software	4.1%
Telecommunications	1.7%
Textiles	0.4%
Transportation	3.6%
Water	0.3%
Other**	0.7%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (99.8%)
	Shares	Value
4Kids Entertainment, Inc.* (Media)	1,296	$25,363
A.M. Castle & Co. (Metal Fabricate/Hardware)	1,134	28,350
AAR Corp.* (Aerospace/Defense)	3,564	106,171
Aaron Rents, Inc. (Commercial Services)	1,944	57,387
ABM Industries, Inc. (Commercial Services)	4,212	108,838
Acadia Realty Trust (REIT)	3,078	79,074
Actel Corp.* (Semiconductors)	1,782	31,827
Acuity Brands, Inc. (Miscellaneous Manufacturing)	2,430	140,963
Adaptec, Inc.* (Telecommunications)	11,178	40,241
Administaff, Inc. (Commercial Services)	1,458	59,691
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,402	58,957
ADVO, Inc. (Advertising)	1,296	42,483
Aeroflex, Inc.* (Telecommunications)	3,240	38,750
Agilysys, Inc. (Computers)	2,916	55,259
Albany International Corp.—Class A (Machinery—Diversified)	2,754	93,471
ALLETE, Inc. (Electric)	2,916	140,231
Alliance One International, Inc.* (Agriculture)	8,424	64,612
Allscripts Healthcare Solutions, Inc.* (Software)	2,592	79,315
Alpharma, Inc.—Class A (Pharmaceuticals)	4,050	111,578
AMCOL International Corp. (Mining)	2,106	63,306
American States Water Co. (Water)	1,620	63,488
AMERIGROUP Corp.* (Healthcare—Services)	3,078	111,608
Analogic Corp. (Electronics)	1,296	76,101
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	810	24,187
Angelica Corp. (Textiles)	972	26,059
Anixter International, Inc.* (Telecommunications)	3,240	179,074
Apogee Enterprises, Inc. (Building Materials)	2,754	52,409
Applied Industrial Technologies, Inc. (Machinery—Diversified)	3,564	87,318
Applied Signal Technology, Inc. (Telecommunications)	1,134	16,568
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,458	88,953
Arbitron, Inc. (Commercial Services)	1,296	60,096
Arch Chemicals, Inc. (Chemicals)	2,268	76,500
Arctic Cat, Inc. (Leisure Time)	1,134	20,922
Arkansas Best Corp. (Transportation)	2,430	92,875
ArQule, Inc.* (Biotechnology)	1,782	11,672
Ashworth, Inc.* (Apparel)	1,458	11,095
Astec Industries, Inc.* (Machinery—Construction & Mining)	1,296	46,669
ATMI, Inc.* (Semiconductors)	2,268	75,842
Atmos Energy Corp. (Gas)	8,262	258,105
Atwood Oceanics, Inc.* (Oil & Gas)	1,458	70,523
Audiovox Corp.—Class A* (Telecommunications)	1,782	27,478
Avid Technology, Inc.* (Software)	2,754	101,898
Avista Corp. (Electric)	5,022	126,303
Axcelis Technologies, Inc.* (Semiconductors)	9,720	62,597
Baldor Electric Co. (Hand/Machine Tools)	3,726	131,602
Bank Mutual Corp. (Banks)	5,832	68,818
BankAtlantic Bancorp, Inc.—Class A (Savings & Loans)	4,374	58,087
BankUnited Financial Corp.—Class A (Savings & Loans)	1,782	49,165
Barnes Group, Inc. (Miscellaneous Manufacturing)	3,726	79,811
Bassett Furniture Industries, Inc. (Home Furnishings)	1,134	17,963
Bel Fuse, Inc.—Class B (Electronics)	810	26,309

Common Stocks, continued
	Shares	Value
Belden, Inc. (Electrical Components & Equipment)	4,212	$182,169
Bell Microproducts, Inc.* (Distribution/Wholesale)	2,916	21,054
Benchmark Electronics, Inc.* (Electronics)	6,156	139,433
Black Box Corp. (Telecommunications)	1,620	66,550
Blue Coat Systems, Inc.* (Internet)	972	24,310
Blue Nile, Inc.* (Internet)	972	35,974
Boston Private Financial Holdings, Inc. (Banks)	1,620	46,850
Bowne & Co., Inc. (Commercial Services)	2,754	41,420
Brady Corp.—Class A (Electronics)	2,916	109,204
Briggs & Stratton Corp. (Machinery—Diversified)	4,698	139,249
Brightpoint, Inc.* (Distribution/Wholesale)	4,860	53,509
Bristow Group, Inc.* (Transportation)	1,134	42,355
Brookline Bancorp, Inc. (Savings & Loans)	5,832	77,624
Brooks Automation, Inc.* (Semiconductors)	7,128	99,221
Brown Shoe Co., Inc. (Retail)	1,782	96,852
Brush Engineered Materials, Inc.* (Mining)	1,458	48,245
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,564	42,661
Building Materials Holding Corp. (Distribution/Wholesale)	2,754	65,628
C&D Technologies, Inc. (Electrical Components & Equipment)	2,430	13,122
C-COR.net Corp.* (Telecommunications)	3,564	48,791
California Pizza Kitchen, Inc.* (Retail)	648	23,101
Cambrex Corp. (Biotechnology)	2,592	56,713
Captaris, Inc.* (Software)	1,782	15,699
Caraustar Industries, Inc.* (Forest Products & Paper)	2,754	21,922
Carpenter Technology Corp. (Iron/Steel)	1,620	189,701
Carreker Corp.* (Computers)	1,458	11,606
Cascade Natural Gas Corp. (Gas)	1,134	29,495
Casey’s General Stores, Inc. (Retail)	4,860	124,027
Cash America International, Inc. (Retail)	972	41,514
Catapult Communications Corp.* (Computers)	486	4,427
CDI Corp. (Commercial Services)	1,296	33,644
Centene Corp.* (Healthcare—Services)	2,106	52,482
Central Garden & Pet Co.* (Household Products/Wares)	2,268	101,585
Central Pacific Financial Corp. (Banks)	2,916	113,957
Central Parking Corp. (Commercial Services)	972	19,362
Central Vermont Public Service Corp. (Electric)	972	24,339
Century Aluminum Co.* (Mining)	2,268	103,375
CH Energy Group, Inc. (Electric)	1,296	66,148
Champion Enterprises, Inc.* (Home Builders)	7,290	59,851
Chattem, Inc.* (Cosmetics/Personal Care)	648	37,221
Checkpoint Systems, Inc.* (Electronics)	2,106	39,572
Chemed Corp. (Commercial Services)	2,430	88,695
Chesapeake Corp. (Packaging & Containers)	1,944	34,137
Chittenden Corp. (Banks)	4,374	133,232
Ciber, Inc.* (Computers)	5,184	35,666
CKE Restaurants, Inc. (Retail)	6,642	131,312
Clarcor, Inc. (Miscellaneous Manufacturing)	1,944	67,379
CLECO Corp. (Electric)	5,508	140,675
Coachmen Industries, Inc. (Home Builders)	1,458	15,746
Cognex Corp. (Machinery—Diversified)	4,212	91,906
Coherent, Inc.* (Electronics)	2,916	89,667
Cohu, Inc. (Semiconductors)	2,106	42,120
Colonial Properties Trust (REIT)	4,374	214,983
Commonwealth Telephone Enterprises, Inc. (Telecommunications)	1,944	82,114

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Community Bank System, Inc. (Banks)	2,916	$66,077
Concur Technologies, Inc.* (Software)	1,620	24,381
CONMED Corp.* (Healthcare—Products)	1,782	43,124
Consolidated Graphics, Inc.* (Commercial Services)	1,134	70,308
Corn Products International, Inc. (Food)	4,374	149,811
Corus Bankshares, Inc. (Banks)	2,268	48,308
Cost Plus, Inc.* (Retail)	2,106	21,692
CPI Corp. (Commercial Services)	486	26,239
Cross Country Healthcare, Inc.* (Commercial Services)	810	18,274
CryoLife, Inc.* (Biotechnology)	1,620	13,624
CT Communications, Inc. (Telecommunications)	1,458	35,619
CTS Corp. (Electronics)	3,402	52,731
Cubic Corp. (Electronics)	648	13,543
Cyberonics, Inc.* (Healthcare—Products)	810	17,067
Cymer, Inc.* (Electronics)	2,106	88,936
Datascope Corp. (Healthcare—Products)	1,134	41,890
Delphi Financial Group, Inc.—Class A (Insurance)	1,782	70,282
Delta & Pine Land Co. (Agriculture)	1,782	72,527
Deltic Timber Corp. (Forest Products & Paper)	648	34,681
Dendrite International, Inc.* (Software)	1,620	17,674
Digi International, Inc.* (Software)	2,430	30,181
Dime Community Bancshares, Inc. (Savings & Loans)	2,592	34,811
Ditech Networks, Inc.* (Telecommunications)	2,268	16,262
DJO, Inc.* (Healthcare—Products)	810	33,534
Downey Financial Corp. (Savings & Loans)	1,782	127,484
Drill-Quip, Inc.* (Oil & Gas Services)	972	36,158
DSP Group, Inc.* (Semiconductors)	972	20,393
EastGroup Properties, Inc. (REIT)	2,268	124,150
EDO Corp. (Aerospace/Defense)	648	15,047
EGL, Inc.* (Transportation)	3,078	117,303
El Paso Electric Co.* (Electric)	2,754	66,922
Electro Scientific Industries, Inc.* (Electronics)	2,754	57,806
ElkCorp (Building Materials)	810	35,122
EMCOR Group, Inc.* (Engineering & Construction)	3,078	176,739
Energen Corp. (Gas)	2,592	119,958
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	810	26,771
Entertainment Properties Trust (REIT)	2,592	168,117
Enzo Biochem, Inc.* (Biotechnology)	1,620	24,041
Epicor Software Corp.* (Software)	2,268	31,412
Essex Property Trust, Inc. (REIT)	1,296	187,065
Esterline Technologies Corp.* (Aerospace/Defense)	1,620	64,751
Ethan Allen Interiors, Inc. (Home Furnishings)	3,078	115,948
Exar Corp.* (Semiconductors)	3,564	46,688
FEI Co.* (Electronics)	1,296	32,607
Financial Federal Corp. (Diversified Financial Services)	2,592	74,131
First BanCorp. (Banks)	7,776	83,048
First Cash Financial Services, Inc.* (Retail)	648	15,215
First Commonwealth Financial Corp. (Banks)	5,994	78,821
First Financial Bancorp (Banks)	3,078	50,572
First Indiana Corp. (Banks)	1,296	30,780
First Midwest Bancorp, Inc. (Banks)	3,078	115,548
First Republic Bank (Banks)	1,782	95,729
FirstFed Financial Corp.* (Savings & Loans)	810	55,850

Common Stocks, continued
	Shares	Value
Flagstar Bancorp, Inc. (Savings & Loans)	3,726	$54,064
Fleetwood Enterprises, Inc.* (Home Builders)	6,156	56,697
Flowers Foods, Inc. (Food)	4,860	136,663
Fred’s, Inc. (Retail)	3,888	52,294
Fremont General Corp. (Banks)	6,480	88,128
Frontier Airlines Holdings, Inc.* (Airlines)	3,564	26,481
Fuller (H.B.) Co. (Chemicals)	5,670	146,683
G & K Services, Inc. (Textiles)	2,106	78,533
Gardner Denver, Inc.* (Machinery—Diversified)	2,268	87,431
GenCorp, Inc.* (Aerospace/Defense)	2,754	41,200
Genesco, Inc.* (Retail)	486	19,144
Genesis Healthcare Corp.* (Healthcare—Services)	1,944	119,011
Gentiva Health Services, Inc.* (Healthcare—Services)	2,592	51,322
Georgia Gulf Corp. (Chemicals)	3,240	67,424
Gerber Scientific, Inc.* (Machinery—Diversified)	2,268	27,964
Gevity HR, Inc. (Commercial Services)	2,430	53,630
Gibraltar Industries, Inc. (Iron/Steel)	2,754	67,556
Glacier Bancorp, Inc. (Banks)	2,106	49,428
Global Imaging Systems, Inc.* (Office/Business Equipment)	1,620	31,185
Green Mountain Power Corp. (Electric)	486	16,577
Griffon Corp.* (Miscellaneous Manufacturing)	1,134	29,212
Group 1 Automotive, Inc. (Retail)	2,268	120,204
Haemonetics Corp.* (Healthcare—Products)	972	46,889
Hancock Fabrics, Inc.* (Retail)	1,782	7,128
Hanmi Financial Corp. (Banks)	1,782	36,495
Harland (John H.) Co. (Household Products/Wares)	972	48,969
Harmonic, Inc.* (Telecommunications)	5,184	46,915
Haverty Furniture Cos., Inc. (Retail)	2,106	32,243
Healthcare Services Group, Inc. (Commercial Services)	972	28,110
Heidrick & Struggles International, Inc.* (Commercial Services)	1,296	56,596
Hooper Holmes, Inc.* (Commercial Services)	6,480	21,838
Hub Group, Inc.—Class A* (Transportation)	2,430	72,560
Hutchinson Technology, Inc.* (Computers)	1,134	25,197
Hyperion Solutions Corp.* (Software)	2,592	109,435
IDEX Corp. (Machinery—Diversified)	2,916	151,340
IHOP Corp. (Retail)	810	43,092
Independent Bank Corp.—Michigan (Banks)	972	21,452
Infospace, Inc.* (Internet)	2,916	67,768
Inland Real Estate Corp. (REIT)	6,480	131,026
Input/Output, Inc.* (Oil & Gas Services)	4,860	66,533
Insight Enterprises, Inc.* (Retail)	4,698	95,510
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	1,458	40,693
Inter-Tel, Inc. (Software)	2,106	47,659
Interface, Inc.—Class A* (Office Furnishings)	3,564	54,244
Intevac, Inc.* (Machinery—Diversified)	1,458	32,236
Invacare Corp. (Healthcare—Products)	3,078	66,454
inVentiv Health, Inc.* (Advertising)	1,944	68,215
Irwin Financial Corp. (Banks)	1,782	38,901
J & J Snack Foods Corp. (Food)	648	26,749
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,592	52,540
JDA Software Group, Inc.* (Software)	1,782	28,512
Jo-Ann Stores, Inc.* (Retail)	2,268	57,335
K2, Inc.* (Leisure Time)	4,698	56,752
Kaman Corp. (Aerospace/Defense)	2,268	51,688

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Kansas City Southern Industries, Inc.* (Transportation)	7,290	$219,136
Kaydon Corp. (Metal Fabricate/Hardware)	1,620	69,822
Keane, Inc.* (Software)	4,212	51,260
Keithley Instruments, Inc. (Electronics)	1,296	18,235
Kellwood Co. (Apparel)	2,430	79,704
Kendle International, Inc.* (Commercial Services)	648	25,168
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	648	23,231
Kilroy Realty Corp. (REIT)	2,106	182,885
Kopin Corp.* (Semiconductors)	4,374	16,884
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,508	51,114
La-Z-Boy, Inc. (Home Furnishings)	4,860	62,597
Labor Ready, Inc.* (Commercial Services)	2,754	51,720
LaBranche & Co., Inc.* (Diversified Financial Services)	5,022	47,106
Laclede Group, Inc. (Gas)	2,106	68,403
Lance, Inc. (Food)	2,916	62,023
LandAmerica Financial Group, Inc. (Insurance)	1,620	102,157
Landry’s Restaurants, Inc. (Retail)	1,620	48,519
Lawson Products, Inc. (Metal Fabricate/Hardware)	324	14,382
LCA-Vision, Inc. (Healthcare—Products)	1,134	43,908
Lennox International, Inc. (Building Materials)	5,508	167,112
Lenox Group, Inc.* (Toys/Games/Hobbies)	1,296	4,873
Lexington Corporate Properties Trust (REIT)	6,480	137,894
Libbey, Inc. (Housewares)	1,296	15,422
Lindsay Manufacturing Co. (Machinery—Diversified)	486	15,450
Littelfuse, Inc.* (Electrical Components & Equipment)	1,296	40,681
Live Nation, Inc.* (Commercial Services)	6,318	155,928
LoJack Corp.* (Electronics)	648	11,619
Lone Star Technologies, Inc.* (Oil & Gas Services)	2,916	140,989
Longs Drug Stores Corp. (Retail)	2,754	118,422
LTC Properties, Inc. (REIT)	1,944	54,821
Lufkin Industries, Inc. (Oil & Gas Services)	810	48,479
Lydall, Inc.* (Miscellaneous Manufacturing)	1,620	21,692
M/I Schottenstein Homes, Inc. (Home Builders)	1,134	40,915
Macdermid, Inc. (Chemicals)	1,620	56,198
MAF Bancorp, Inc. (Savings & Loans)	2,592	116,484
MagneTek, Inc.* (Electrical Components & Equipment)	1,782	9,302
Mannatech, Inc. (Pharmaceuticals)	810	13,065
MapInfo Corp.* (Software)	1,296	17,690
Marcus Corp. (Lodging)	2,106	50,354
MarineMax, Inc.* (Retail)	972	23,484
Massey Energy Co. (Coal)	7,614	180,376
Material Sciences Corp.* (Iron/Steel)	1,134	13,404
Matria Healthcare, Inc.* (Healthcare—Services)	1,134	31,332
Maximus, Inc. (Commercial Services)	1,134	34,190
Medical Properties Trust, Inc. (REIT)	3,888	60,769
Mercury Computer Systems, Inc.* (Computers)	810	10,465
Meridian Bioscience, Inc. (Healthcare—Products)	1,134	33,623
Mesa Air Group, Inc.* (Airlines)	3,402	25,481
Methode Electronics, Inc.—Class A (Electronics)	3,564	39,240
MGI Pharma, Inc.* (Pharmaceuticals)	3,240	62,273
Microsemi Corp.* (Semiconductors)	3,888	70,762
Mid-America Apartment Communities, Inc. (REIT)	2,268	136,352

Common Stocks, continued
	Shares	Value
Midas, Inc.* (Commercial Services)	1,134	$25,662
MIVA, Inc.* (Internet)	2,754	11,980
MKS Instruments, Inc.* (Semiconductors)	3,564	77,945
Monaco Coach Corp. (Home Builders)	2,592	39,087
Moog, Inc.—Class A* (Aerospace/Defense)	1,944	75,797
Movado Group, Inc. (Retail)	1,134	32,546
MTS Systems Corp. (Computers)	810	34,644
Mueller Industries, Inc. (Metal Fabricate/Hardware)	3,564	116,079
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,592	44,634
Napster, Inc.* (Software)	3,078	12,343
Nash Finch Co. (Food)	1,296	37,428
National Presto Industries, Inc. (Housewares)	486	30,521
National Retail Properties, Inc. (REIT)	5,670	134,663
NCI Building Systems, Inc.* (Building Materials)	1,134	64,547
Neenah Paper, Inc. (Forest Products & Paper)	1,458	49,762
Network Equipment Technologies, Inc.* (Telecommunications)	1,782	16,074
New Century Financial Corp. (REIT)	4,212	127,497
New Jersey Resources Corp. (Gas)	2,592	120,787
Northwest Natural Gas Co. (Gas)	2,592	105,468
Novatel Wireless, Inc.* (Telecommunications)	2,268	25,606
O’Charley’s, Inc.* (Retail)	2,268	48,172
Old Dominion Freight Line, Inc.* (Transportation)	1,134	31,503
OM Group, Inc.* (Chemicals)	2,754	134,560
Omnova Solutions, Inc.* (Chemicals)	4,050	24,503
On Assignment, Inc.* (Commercial Services)	2,106	27,188
Osteotech, Inc.* (Healthcare—Products)	1,620	8,878
Owens & Minor, Inc. (Distribution/Wholesale)	3,888	130,054
Oxford Industries, Inc. (Apparel)	810	38,710
Palomar Medical Technologies, Inc.* (Healthcare—Products)	972	48,367
PAREXEL International Corp.* (Commercial Services)	1,296	42,444
Park Electrochemical Corp. (Electronics)	1,944	51,885
Parkway Properties, Inc. (REIT)	1,458	79,971
Paxar Corp.* (Electronics)	2,106	46,290
PC-Tel, Inc.* (Internet)	1,620	15,309
Peet’s Coffee & Tea, Inc.* (Beverages)	486	12,563
Penford Corp. (Chemicals)	810	14,507
Pep Boys-Manny, Moe & Jack (Retail)	5,184	79,367
Performance Food Group Co.* (Food)	3,402	100,903
Pericom Semiconductor Corp.* (Semiconductors)	2,430	24,227
Phillips-Van Heusen Corp. (Apparel)	3,402	187,620
Phoenix Technologies, Ltd.* (Software)	1,458	9,171
Photon Dynamics, Inc.* (Electronics)	1,620	18,290
Photronics, Inc.* (Semiconductors)	4,050	67,473
Piedmont Natural Gas Co., Inc. (Gas)	7,128	183,974
Pinnacle Entertainment, Inc.* (Entertainment)	5,346	184,597
Piper Jaffray* (Diversified Financial Services)	1,782	122,852
Planar Systems, Inc.* (Electronics)	1,620	16,864
Polaris Industries, Inc. (Leisure Time)	1,134	53,026
PolyOne Corp.* (Chemicals)	8,910	65,310
Pope & Talbot, Inc.* (Forest Products & Paper)	1,620	11,356
Presidential Life Corp. (Insurance)	2,106	45,763
ProAssurance Corp.* (Insurance)	1,134	57,596
Progress Software Corp.* (Software)	1,620	46,024
Prosperity Bancshares, Inc. (Banks)	972	34,020
Provident Bankshares Corp. (Banks)	3,078	109,084

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
PS Business Parks, Inc. (REIT)	810	$60,920
Quaker Chemical Corp. (Chemicals)	972	21,569
Quanex Corp. (Metal Fabricate/Hardware)	3,564	139,674
Radiant Systems, Inc.* (Computers)	2,430	27,410
Radio One, Inc.—Class D* (Media)	7,290	53,581
RadiSys Corp.* (Computers)	2,106	35,402
Ralcorp Holdings, Inc.* (Food)	972	53,790
RARE Hospitality International, Inc.* (Retail)	972	30,657
RC2 Corp.* (Toys/Games/Hobbies)	648	25,602
Red Robin Gourmet Burgers, Inc.* (Retail)	810	28,958
Regal-Beloit Corp. (Hand/Machine Tools)	2,916	146,733
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,592	51,555
RehabCare Group, Inc.* (Healthcare—Services)	1,620	24,592
RLI Corp. (Insurance)	648	35,860
Robbins & Myers, Inc. (Machinery—Diversified)	972	42,263
Rock-Tenn Co. (Forest Products & Paper)	3,078	100,711
Rogers Corp.* (Electronics)	810	41,861
RTI International Metals, Inc.* (Mining)	1,296	105,949
Rudolph Technologies, Inc.* (Semiconductors)	1,458	22,789
Russ Berrie & Co., Inc.* (Household Products/Wares)	1,134	16,783
Ryerson, Inc. (Iron/Steel)	2,430	76,229
Safety Insurance Group, Inc. (Insurance)	1,296	63,297
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,754	41,117
School Specialty, Inc.* (Retail)	972	37,859
Schulman (A.), Inc. (Chemicals)	2,268	47,356
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,458	35,415
SCPIE Holdings, Inc.* (Insurance)	972	25,447
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,296	131,194
Secure Computing Corp.* (Internet)	2,754	18,342
Select Comfort Corp.* (Retail)	1,944	35,847
Selective Insurance Group, Inc. (Insurance)	2,754	141,694
Senior Housing Properties Trust (REIT)	6,480	168,350
Shaw Group, Inc.* (Engineering & Construction)	7,614	257,049
Skechers U.S.A., Inc.—Class A* (Apparel)	972	34,448
Skyline Corp. (Home Builders)	648	24,488
SkyWest, Inc. (Airlines)	6,156	167,073
Skyworks Solutions, Inc.* (Semiconductors)	15,390	101,111
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	2,106	80,765
Sonic Automotive, Inc. (Retail)	2,916	91,417
Sonic Solutions* (Electronics)	1,296	23,782
South Financial Group, Inc. (Banks)	7,128	184,188
South Jersey Industries, Inc. (Gas)	2,754	90,992
Southern Union Co. (Gas)	5,670	157,683
Southwest Gas Corp. (Gas)	3,888	152,604
Sovran Self Storage, Inc. (REIT)	1,944	116,640
Spectrum Brands, Inc.* (Household Products/Wares)	3,564	43,124
Spherion Corp.* (Commercial Services)	5,346	43,998

SPSS, Inc.* (Software)	1,296	40,202
Stamps.com, Inc.* (Internet)	972	14,220
Standard Microsystems Corp.* (Semiconductors)	1,134	31,639
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,134	17,940
Standard Pacific Corp. (Home Builders)	6,156	168,921
Standex International Corp. (Miscellaneous Manufacturing)	1,134	33,045

Common Stocks, continued
	Shares	Value
StarTek, Inc. (Commercial Services)	1,134	$11,635
Steel Technologies, Inc. (Iron/Steel)	1,134	21,036
Stein Mart, Inc. (Retail)	2,592	35,018
Sterling Bancorp (Banks)	1,782	33,145
Sterling Bancshares, Inc. (Banks)	3,888	46,850
Sterling Financial Corp.—Spokane (Savings & Loans)	1,782	59,109
Stewart Information Services Corp. (Insurance)	1,782	74,915
Sturm, Ruger & Co., Inc.* (Miscellaneous Manufacturing)	1,782	18,551
Superior Industries International, Inc. (Auto Parts & Equipment)	2,106	42,899
Supertex, Inc.* (Semiconductors)	810	30,245
Susquehanna Bancshares, Inc. (Banks)	5,022	126,755
SWS Group, Inc. (Diversified Financial Services)	2,430	61,309
Sykes Enterprises, Inc.* (Computers)	1,944	28,402
Symmetricom, Inc.* (Telecommunications)	4,374	37,354
Technitrol, Inc. (Electronics)	2,592	57,076
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,782	67,983
Tetra Tech, Inc.* (Environmental Control)	3,402	61,168
TETRA Technologies, Inc.* (Oil & Gas Services)	2,754	63,783
Texas Industries, Inc. (Building Materials)	2,268	166,517
The Cato Corp.—Class A (Retail)	1,458	32,907
The Finish Line, Inc.—Class A (Retail)	1,782	22,756
The Great Atlantic & Pacific Tea Co., Inc. (Food)	1,944	56,123
The Hain Celestial Group, Inc.* (Food)	1,944	57,154
The Men’s Wearhouse, Inc. (Retail)	2,106	90,432
The Standard Register Co. (Household Products/Wares)	1,134	14,322
The Steak n Shake Co.* (Retail)	1,134	20,004
The Stride Rite Corp. (Apparel)	3,402	58,719
Theragenics Corp.* (Pharmaceuticals)	3,240	16,038
THQ, Inc.* (Software)	2,268	68,720
Tollgrade Communications, Inc.* (Telecommunications)	1,296	13,038
TradeStation Group, Inc.* (Diversified Financial Services)	1,458	18,604
Tredegar Corp. (Miscellaneous Manufacturing)	2,592	59,538
TreeHouse Foods, Inc.* (Food)	1,296	38,634
Triad Guaranty, Inc.* (Insurance)	324	16,686
Triarc Cos., Inc. (Retail)	3,888	76,010
Triumph Group, Inc. (Aerospace/Defense)	1,620	91,044
Tronox, Inc.—Class B (Chemicals)	3,888	55,443
TrustCo Bank Corp. NY (Banks)	7,128	74,987
Tuesday Morning Corp. (Retail)	1,134	18,892
UGI Corp. (Gas)	10,044	275,306
UIL Holdings Corp. (Electric)	2,430	94,308
Ultratech Stepper, Inc.* (Semiconductors)	2,268	27,534
Umpqua Holdings Corp. (Banks)	2,916	82,960
Unisource Energy Corp. (Electric)	3,402	127,643
United Bankshares, Inc. (Banks)	3,564	130,157
United Fire & Casualty Co. (Insurance)	972	32,902
United Online, Inc. (Internet)	6,318	88,704
United Stationers, Inc.* (Distribution/Wholesale)	2,916	148,598
United Surgical Partners International, Inc.* (Healthcare—Services)	1,458	44,425
Universal Forest Products, Inc. (Building Materials)	1,782	87,140
Universal Technical Institute, Inc.* (Commercial Services)	1,458	34,482

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
URS Corp.* (Engineering & Construction)	5,022	$215,795
Valmont Industries, Inc. (Metal Fabricate/Hardware)	810	44,931
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,078	126,659
Veeco Instruments, Inc.* (Semiconductors)	2,916	55,958
Viad Corp. (Commercial Services)	2,106	88,326
ViaSat, Inc.* (Telecommunications)	1,134	37,388
Viasys Healthcare, Inc.* (Healthcare—Products)	1,620	47,677
Vicor Corp. (Electrical Components & Equipment)	1,944	20,626
ViroPharma, Inc.* (Pharmaceuticals)	3,402	57,936
Vital Signs, Inc. (Healthcare—Products)	324	16,848
Volt Information Sciences, Inc.* (Commercial Services)	1,134	40,098
Wabash National Corp. (Auto Manufacturers)	2,916	46,481
Watsco, Inc. (Distribution/Wholesale)	1,458	74,387
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,134	50,225
Watts Industries, Inc.—Class A (Electronics)	1,458	64,108
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	4,212	59,979
WD-40 Co. (Household Products/Wares)	810	26,673
Wellman, Inc. (Chemicals)	3,078	8,772
Whitney Holding Corp. (Banks)	6,318	199,903
Wintrust Financial Corp. (Banks)	810	37,090
WMS Industries, Inc.* (Leisure Time)	1,296	51,399
Wolverine World Wide, Inc. (Apparel)	1,944	59,817
Woodward Governor Co. (Electronics)	1,782	74,559
World Fuel Services Corp. (Retail)	972	44,566
X-Rite, Inc. (Electronics)	1,782	20,012
Zale Corp.* (Retail)	2,106	57,957
Zenith National Insurance Corp. (Insurance)	1,458	66,631

TOTAL COMMON STOCKS (Cost $23,790,646)		28,874,995

Repurchase Agreements (1.3%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07, with a repurchase price of $385,055 (Collateralized by $376,000 Federal Home Loan Mortgage Corp., 5.875%, 3/21/11, market value $393,039)	$385,000	385,000

TOTAL REPURCHASE AGREEMENTS (Cost $385,000)		385,000

TOTAL INVESTMENT SECURITIES (Cost $24,175,646)—101.1%		29,259,995

Net other assets (liabilities)—(1.1%)		(314,316)

NET ASSETS—100.0%		$28,945,679

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $160,560)	2	$623

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.4%
Aerospace/Defense	1.8%
Agriculture	0.5%
Airlines	0.8%
Apparel	1.6%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.3%
Banks	7.6%
Beverages	NM
Biotechnology	0.7%
Building Materials	2.0%
Chemicals	2.5%
Coal	0.6%
Commercial Services	4.8%
Computers	0.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.1%
Electric	2.8%
Electrical Components & Equipment	1.1%
Electronics	4.2%
Engineering & Construction	2.4%
Entertainment	0.6%
Environmental Control	0.2%
Food	2.5%
Forest Products & Paper	1.2%
Gas	5.4%
Hand/Machine Tools	1.0%
Healthcare—Products	1.5%
Healthcare—Services	1.5%
Home Builders	1.4%
Home Furnishings	0.7%
Household Products/Wares	0.9%
Housewares	0.2%
Insurance	2.5%
Internet	1.0%
Iron/Steel	1.3%
Leisure Time	0.6%
Lodging	0.2%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	2.7%
Media	0.3%
Metal Fabricate/Hardware	1.4%
Mining	1.1%
Miscellaneous Manufacturing	2.4%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	0.2%
Oil & Gas Services	1.7%
Packaging & Containers	0.1%
Pharmaceuticals	0.9%
Real Estate Investment Trust	7.4%
Retail	6.4%

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Value ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Saving & Loans	2.3%
Semiconductors	3.7%
Software	2.5%
Telecommunications	2.5%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.0%
Water	0.2%
Other**	0.2%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (99.3%)
	Shares	Value
A.S.V., Inc.* (Auto Manufacturers)	1,098	$18,611
Aaron Rents, Inc. (Commercial Services)	1,464	43,217
Actel Corp.* (Semiconductors)	366	6,537
Acuity Brands, Inc. (Miscellaneous Manufacturing)	976	56,618
Administaff, Inc. (Commercial Services)	366	14,984
ADVO, Inc. (Advertising)	854	27,994
Aeroflex, Inc.* (Telecommunications)	2,074	24,805
Allscripts Healthcare Solutions, Inc.* (Software)	1,098	33,599
Altiris, Inc.* (Software)	1,220	39,931
Amedisys, Inc.* (Healthcare—Services)	1,342	43,373
American Medical Systems Holdings, Inc.* (Healthcare—Products)	3,660	72,834
AMERIGROUP Corp.* (Healthcare—Services)	976	35,390
AMN Healthcare Services, Inc.* (Commercial Services)	1,708	44,203
AmSurg Corp.* (Healthcare—Services)	1,586	34,892
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	488	14,572
ANSYS, Inc.* (Software)	1,952	97,385
AptarGroup, Inc. (Miscellaneous Manufacturing)	976	59,546
Arbitron, Inc. (Commercial Services)	854	39,600
Armor Holdings, Inc.* (Aerospace/Defense)	1,586	95,954
ArQule, Inc.* (Biotechnology)	488	3,196
ArthroCare Corp.* (Healthcare—Products)	1,342	49,520
Astec Industries, Inc.* (Machinery—Construction & Mining)	244	8,786
ATMI, Inc.* (Semiconductors)	610	20,398
Atwood Oceanics, Inc.* (Oil & Gas)	610	29,506
Avid Technology, Inc.* (Software)	610	22,570
Bankrate, Inc.* (Commercial Services)	610	24,101
BankUnited Financial Corp.—Class A (Savings & Loans)	732	20,196
Bel Fuse, Inc.—Class B (Electronics)	244	7,925
Biolase Technology, Inc.* (Healthcare—Products)	1,220	10,492
Biosite Diagnostics, Inc.* (Healthcare—Products)	854	46,014
Blue Coat Systems, Inc.* (Internet)	244	6,102
Blue Nile, Inc.* (Internet)	244	9,030
Boston Private Financial Holdings, Inc. (Banks)	976	28,226
Bradley Pharmaceuticals, Inc.* (Pharmaceuticals)	854	17,174
Brady Corp.—Class A (Electronics)	1,220	45,689
Bright Horizons Family Solutions, Inc.* (Commercial Services)	1,342	52,566
Bristow Group, Inc.* (Transportation)	610	22,784
Brown Shoe Co., Inc. (Retail)	610	33,154
Brush Engineered Materials, Inc.* (Mining)	244	8,074
C-COR.net Corp.* (Telecommunications)	610	8,351
Cabot Microelectronics Corp.* (Chemicals)	1,220	36,832
Cabot Oil & Gas Corp. (Oil & Gas)	2,440	158,258
CACI International, Inc.—Class A* (Computers)	1,586	74,590
California Pizza Kitchen, Inc.* (Retail)	610	21,747
Captaris, Inc.* (Software)	366	3,224
CARBO Ceramics, Inc. (Oil & Gas Services)	1,098	40,494
Carpenter Technology Corp. (Iron/Steel)	366	42,859
Carreker Corp.* (Computers)	244	1,942
Cascade Bancorp (Banks)	1,464	38,547
Cash America International, Inc. (Retail)	976	41,685
Catapult Communications Corp.* (Computers)	244	2,223
CEC Entertainment, Inc.* (Retail)	1,708	72,231
Centene Corp.* (Healthcare—Services)	1,098	27,362
Central Parking Corp. (Commercial Services)	366	7,291

Common Stocks, continued
	Shares	Value
Ceradyne, Inc.* (Miscellaneous Manufacturing)	1,342	$72,574
Cerner Corp.* (Software)	3,416	153,481
Chaparral Steel Co. (Iron/Steel)	2,440	125,123
Chattem, Inc.* (Cosmetics/Personal Care)	610	35,038
Checkpoint Systems, Inc.* (Electronics)	854	16,047
Christopher & Banks Corp. (Retail)	1,952	34,707
Clarcor, Inc. (Miscellaneous Manufacturing)	1,586	54,971
Cleveland-Cliffs, Inc. (Iron/Steel)	2,074	113,365
Coinstar, Inc.* (Commercial Services)	1,464	44,271
Comtech Telecommunications Corp.* (Telecommunications)	1,220	43,920
Concur Technologies, Inc.* (Software)	1,220	18,361
CONMED Corp.* (Healthcare—Products)	488	11,810
Cooper Cos., Inc. (Healthcare—Products)	2,318	110,569
Corn Products International, Inc. (Food)	1,464	50,142
Corus Bankshares, Inc. (Banks)	366	7,796
Crocs, Inc.* (Apparel)	1,708	85,981
Cross Country Healthcare, Inc.* (Commercial Services)	610	13,762
CryoLife, Inc.* (Biotechnology)	366	3,078
CT Communications, Inc. (Telecommunications)	244	5,961
Cubic Corp. (Electronics)	488	10,199
Curtiss-Wright Corp. (Aerospace/Defense)	2,318	88,501
Cyberonics, Inc.* (Healthcare—Products)	610	12,853
Cymer, Inc.* (Electronics)	732	30,912
Daktronics, Inc. (Electronics)	1,586	54,828
Deckers Outdoor Corp.* (Apparel)	610	35,569
Delphi Financial Group, Inc.—Class A (Insurance)	1,342	52,928
Delta & Pine Land Co. (Agriculture)	854	34,758
Deltic Timber Corp. (Forest Products & Paper)	244	13,059
Dendrite International, Inc.* (Software)	1,342	14,641
Digene Corp.* (Biotechnology)	1,220	62,770
Digital Insight Corp.* (Internet)	1,708	66,424
Diodes, Inc.* (Semiconductors)	976	35,791
Dionex Corp.* (Electronics)	976	57,994
Ditech Networks, Inc.* (Telecommunications)	366	2,624
DJO, Inc.* (Healthcare—Products)	732	30,305
Dress Barn, Inc.* (Retail)	2,440	54,827
Drew Industries, Inc.* (Building Materials)	976	27,025
Drill-Quip, Inc.* (Oil & Gas Services)	610	22,692
DSP Group, Inc.* (Semiconductors)	976	20,476
East-West Bancorp, Inc. (Banks)	3,172	121,804
EDO Corp. (Aerospace/Defense)	488	11,331
eFunds Corp.* (Software)	2,440	65,197
El Paso Electric Co.* (Electric)	854	20,752
ElkCorp (Building Materials)	610	26,450
Energen Corp. (Gas)	2,318	107,277
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	610	20,161
Enzo Biochem, Inc.* (Biotechnology)	610	9,052
Epicor Software Corp.* (Software)	1,830	25,346
EPIQ Systems, Inc.* (Software)	732	13,227
Essex Property Trust, Inc. (REIT)	488	70,438
Esterline Technologies Corp.* (Aerospace/Defense)	488	19,505
FactSet Research Systems, Inc. (Computers)	1,952	113,372
FEI Co.* (Electronics)	610	15,348
First Cash Financial Services, Inc.* (Retail)	1,098	25,781
First Midwest Bancorp, Inc. (Banks)	976	36,639

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
First Republic Bank (Banks)	610	$32,769
FirstFed Financial Corp.* (Savings & Loans)	488	33,648
FLIR Systems, Inc.* (Electronics)	3,416	105,589
Forward Air Corp. (Transportation)	1,586	49,769
Fossil, Inc.* (Household Products/Wares)	2,318	52,178
Franklin Bank Corp. Houston* (Savings & Loans)	1,220	23,180
Frontier Oil Corp. (Oil & Gas)	5,734	162,904
Gardner Denver, Inc.* (Machinery—Diversified)	1,464	56,437
GenCorp, Inc.* (Aerospace/Defense)	1,342	20,076
General Communication, Inc.—Class A* (Telecommunications)	2,318	35,836
Genesco, Inc.* (Retail)	854	33,639
Glacier Bancorp, Inc. (Banks)	1,464	34,360
Global Imaging Systems, Inc.* (Office/Business Equipment)	1,830	35,228
Greatbatch, Inc.* (Electrical Components & Equipment)	1,098	32,271
Griffon Corp.* (Miscellaneous Manufacturing)	732	18,856
Guitar Center, Inc.* (Retail)	1,464	66,978
Haemonetics Corp.* (Healthcare—Products)	854	41,197
Hanmi Financial Corp. (Banks)	1,220	24,986
Harland (John H.) Co. (Household Products/Wares)	732	36,878
Harmonic, Inc.* (Telecommunications)	1,098	9,937
Headwaters, Inc.* (Energy—Alternate Sources)	2,196	49,893
Healthcare Services Group, Inc. (Commercial Services)	854	24,698
Healthways, Inc.* (Healthcare—Services)	1,830	83,100
Heartland Express, Inc. (Transportation)	3,050	51,637
Heidrick & Struggles International, Inc.* (Commercial Services)	244	10,655
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,880	156,989
Hibbett Sporting Goods, Inc.* (Retail)	1,586	50,926
Hilb, Rogal, & Hobbs Co. (Insurance)	1,830	77,318
Hologic, Inc.* (Healthcare—Products)	2,684	149,095
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	488	13,430
Hot Topic, Inc.* (Retail)	2,318	24,130
Hub Group, Inc.—Class A* (Transportation)	732	21,858
Hutchinson Technology, Inc.* (Computers)	732	16,265
Hydril* (Oil & Gas Services)	976	77,202
Hyperion Solutions Corp.* (Software)	1,586	66,961
ICU Medical, Inc.* (Healthcare—Products)	732	28,877
IDEX Corp. (Machinery—Diversified)	1,220	63,318
IDEXX Laboratories, Inc.* (Healthcare—Products)	1,586	136,095
IHOP Corp. (Retail)	366	19,471
Immucor, Inc.* (Healthcare—Products)	3,538	111,589
Independent Bank Corp.—Michigan (Banks)	610	13,463
Infinity Property & Casualty Corp. (Insurance)	976	46,692
Input/Output, Inc.* (Oil & Gas Services)	976	13,361
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	610	17,025
Integra LifeSciences Holdings* (Biotechnology)	976	42,017
Interface, Inc.—Class A* (Office Furnishings)	732	11,141
Intevac, Inc.* (Machinery—Diversified)	366	8,092
inVentiv Health, Inc.* (Advertising)	488	17,124
Investment Technology Group, Inc.* (Diversified Financial Services)	2,318	101,065
Itron, Inc.* (Electronics)	1,342	77,353
J & J Snack Foods Corp. (Food)	366	15,108

Common Stocks, continued
	Shares	Value
j2 Global Communications, Inc.* (Internet)	2,562	$67,842
Jack in the Box, Inc.* (Retail)	1,830	113,075
JDA Software Group, Inc.* (Software)	488	7,808
Jos. A. Bank Clothiers, Inc.* (Retail)	976	30,217
K-Swiss, Inc.—Class A (Apparel)	1,342	42,434
Kaydon Corp. (Metal Fabricate/Hardware)	610	26,291
Kendle International, Inc.* (Commercial Services)	244	9,477
Kensey Nash Corp.* (Healthcare—Products)	610	19,325
Keystone Automotive Industries, Inc.* (Auto Parts & Equipment)	488	17,495
Kilroy Realty Corp. (REIT)	488	42,378
Kirby Corp.* (Transportation)	2,684	95,309
Knight Transportation, Inc. (Transportation)	2,928	55,046
Komag, Inc.* (Computers)	1,586	54,114
Kopin Corp.* (Semiconductors)	1,220	4,709
Kronos, Inc.* (Computers)	1,708	64,904
Labor Ready, Inc.* (Commercial Services)	1,220	22,912
Landstar System, Inc. (Transportation)	2,928	123,824
LCA-Vision, Inc. (Healthcare—Products)	488	18,895
Lindsay Manufacturing Co. (Machinery—Diversified)	366	11,635
Littelfuse, Inc.* (Electrical Components & Equipment)	488	15,318
LKQ Corp.* (Distribution/Wholesale)	2,318	49,652
LoJack Corp.* (Electronics)	610	10,937
Lufkin Industries, Inc. (Oil & Gas Services)	366	21,905
Macdermid, Inc. (Chemicals)	488	16,929
MagneTek, Inc.* (Electrical Components & Equipment)	488	2,547
Manhattan Associates, Inc.* (Computers)	1,464	41,094
Manitowoc Co. (Machinery—Diversified)	3,172	164,500
Mannatech, Inc. (Pharmaceuticals)	366	5,904
ManTech International Corp.—Class A* (Software)	976	33,301
MapInfo Corp.* (Software)	366	4,996
MarineMax, Inc.* (Retail)	488	11,790
Matria Healthcare, Inc.* (Healthcare—Services)	488	13,483
Maximus, Inc. (Commercial Services)	488	14,713
Mentor Corp. (Healthcare—Products)	2,196	111,974
Mercury Computer Systems, Inc.* (Computers)	732	9,457
Meridian Bioscience, Inc. (Healthcare—Products)	488	14,469
Merit Medical Systems, Inc.* (Healthcare—Products)	1,464	23,073
Meritage Homes Corp.* (Home Builders)	1,098	48,806
MGI Pharma, Inc.* (Pharmaceuticals)	2,318	44,552
Micros Systems, Inc.* (Computers)	2,074	116,766
Microsemi Corp.* (Semiconductors)	1,586	28,865
Mobile Mini, Inc.* (Storage/Warehousing)	1,830	48,660
Moog, Inc.—Class A* (Aerospace/Defense)	1,098	42,811
Movado Group, Inc. (Retail)	366	10,504
MTS Systems Corp. (Computers)	488	20,872
Multimedia Games, Inc.* (Leisure Time)	1,464	15,182
Napster, Inc.* (Software)	732	2,935
Nara Bancorp, Inc. (Banks)	1,098	21,554
NBTY, Inc.* (Pharmaceuticals)	2,928	151,817
NCI Building Systems, Inc.* (Building Materials)	366	20,833
Neoware, Inc.* (Software)	976	11,527
NETGEAR, Inc.* (Telecommunications)	1,708	43,982
Network Equipment Technologies, Inc.* (Telecommunications)	366	3,301
Novatel Wireless, Inc.* (Telecommunications)	366	4,132
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	1,220	33,379

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
NVR, Inc.* (Home Builders)	244	$168,975
Oceaneering International, Inc.* (Oil & Gas Services)	2,806	110,753
Odyssey Healthcare, Inc.* (Healthcare—Services)	1,830	22,710
Old Dominion Freight Line, Inc.* (Transportation)	854	23,724
On Assignment, Inc.* (Commercial Services)	610	7,875
Oxford Industries, Inc. (Apparel)	366	17,491
P.F. Chang’s China Bistro, Inc.* (Retail)	1,342	53,157
Palomar Medical Technologies, Inc.* (Healthcare—Products)	366	18,212
Panera Bread Co.—Class A* (Retail)	1,586	93,510
Papa John’s International, Inc.* (Retail)	1,220	33,696
PAREXEL International Corp.* (Commercial Services)	732	23,973
Paxar Corp.* (Electronics)	976	21,452
PC-Tel, Inc.* (Internet)	244	2,306
Pediatrix Medical Group, Inc.* (Healthcare—Services)	2,562	134,608
Peet’s Coffee & Tea, Inc.* (Beverages)	488	12,615
Penn Virginia Corp. (Oil & Gas)	976	71,521
PetMed Express, Inc.* (Pharmaceuticals)	1,220	14,420
Petroleum Development* (Oil & Gas)	732	37,500
Pharmanet Development Group, Inc.* (Commercial Services)	976	19,374
Philadelphia Consolidated Holding Corp.* (Insurance)	2,928	131,935
Phillips-Van Heusen Corp. (Apparel)	976	53,826
Phoenix Technologies, Ltd.* (Software)	488	3,070
Playtex Products, Inc.* (Household Products/Wares)	2,928	41,226
Polaris Industries, Inc. (Leisure Time)	1,464	68,456
PolyMedica Corp. (Healthcare—Products)	1,220	48,849
Pool Corp. (Distribution/Wholesale)	2,684	98,234
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	854	37,123
Possis Medical, Inc.* (Healthcare—Products)	854	11,512
Pre-Paid Legal Services, Inc. (Commercial Services)	488	18,973
PrivateBancorp, Inc. (Banks)	976	36,493
ProAssurance Corp.* (Insurance)	1,098	55,767
Progress Software Corp.* (Software)	1,220	34,660
Prosperity Bancshares, Inc. (Banks)	1,098	38,430
PS Business Parks, Inc. (REIT)	366	27,527
Quality Systems, Inc. (Software)	854	36,235
Quiksilver, Inc.* (Apparel)	6,222	88,415
Ralcorp Holdings, Inc.* (Food)	854	47,260
RARE Hospitality International, Inc.* (Retail)	1,220	38,479
RC2 Corp.* (Toys/Games/Hobbies)	732	28,921
Red Robin Gourmet Burgers, Inc.* (Retail)	366	13,085
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,952	38,825
Respironics, Inc.* (Healthcare—Products)	3,782	161,112
Rewards Network, Inc.* (Commercial Services)	1,342	8,736
RLI Corp. (Insurance)	732	40,509
Robbins & Myers, Inc. (Machinery—Diversified)	366	15,914
Rogers Corp.* (Electronics)	488	25,220
RTI International Metals, Inc.* (Mining)	488	39,894
Rudolph Technologies, Inc.* (Semiconductors)	488	7,627
Sanderson Farms, Inc. (Food)	854	27,003
Savient Pharmaceuticals, Inc.* (Biotechnology)	854	12,750

Common Stocks, continued
	Shares	Value
ScanSource, Inc.* (Distribution/Wholesale)	1,342	$39,374
School Specialty, Inc.* (Retail)	366	14,256
Sciele Pharma, Inc.* (Pharmaceuticals)	1,464	34,770
SEACOR SMIT, Inc.* (Oil & Gas Services)	366	37,050
Secure Computing Corp.* (Internet)	1,830	12,188
Select Comfort Corp.* (Retail)	1,708	31,496
Shuffle Master, Inc.* (Entertainment)	1,830	48,696
Sierra Health Services, Inc.* (Healthcare—Services)	2,928	117,706
Simpson Manufacturing Co., Inc. (Building Materials)	1,952	63,850
Skechers U.S.A., Inc.—Class A* (Apparel)	732	25,942
Sonic Corp.* (Retail)	3,660	81,289
Sonic Solutions* (Electronics)	610	11,194
Southern Union Co. (Gas)	2,562	71,249
SPSS, Inc.* (Software)	366	11,353
St. Mary Land & Exploration Co. (Oil & Gas)	2,806	100,988
Stage Stores, Inc. (Retail)	1,464	46,980
Stamps.com, Inc.* (Internet)	488	7,139
Standard Microsystems Corp.* (Semiconductors)	488	13,615
Sterling Bancshares, Inc. (Banks)	1,464	17,641
Sterling Financial Corp.—Spokane (Savings & Loans)	1,220	40,467
Stone Energy Corp.* (Oil & Gas)	1,464	49,761
Sunrise Assisted Living, Inc.* (Healthcare—Services)	2,318	82,892
Supertex, Inc.* (Semiconductors)	244	9,111
SurModics, Inc.* (Healthcare—Products)	854	30,710
Swift Energy Co.* (Oil & Gas)	1,586	70,323
Sykes Enterprises, Inc.* (Computers)	488	7,130
Synaptics, Inc.* (Computers)	1,342	36,315
Take-Two Interactive Software, Inc.* (Software)	3,782	65,731
TALX Corp. (Computers)	1,586	50,530
Technitrol, Inc. (Electronics)	732	16,119
Teledyne Technologies, Inc.* (Aerospace/Defense)	854	32,580
Tetra Tech, Inc.* (Environmental Control)	1,098	19,742
TETRA Technologies, Inc.* (Oil & Gas Services)	2,318	53,685
The Cato Corp.—Class A (Retail)	854	19,275
The Children’s Place Retail Stores, Inc.* (Retail)	1,220	66,136
The Finish Line, Inc.—Class A (Retail)	1,220	15,579
The Gymboree Corp.* (Apparel)	1,586	68,658
The Hain Celestial Group, Inc.* (Food)	976	28,694
The Men’s Wearhouse, Inc. (Retail)	1,586	68,103
The Nautilus Group, Inc. (Leisure Time)	1,586	25,868
The Steak n Shake Co.* (Retail)	854	15,065
THQ, Inc.* (Software)	2,074	62,842
Toro Co. (Housewares)	2,074	106,334
Tractor Supply Co.* (Retail)	1,830	92,103
TradeStation Group, Inc.* (Diversified Financial Services)	488	6,227
TreeHouse Foods, Inc.* (Food)	854	25,458
Triad Guaranty, Inc.* (Insurance)	488	25,132
Triarc Cos., Inc. (Retail)	1,098	21,466
Trimble Navigation, Ltd.* (Electronics)	2,928	165,666
Tuesday Morning Corp. (Retail)	976	16,260
Tween Brands, Inc.* (Retail)	1,708	58,397
UCBH Holdings, Inc. (Banks)	4,880	91,499
Umpqua Holdings Corp. (Banks)	1,464	41,651
Unit Corp.* (Oil & Gas)	2,440	118,291
United Fire & Casualty Co. (Insurance)	610	20,649

See accompanying notes to the financial statements.

PROFUNDS Small-Cap Growth ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
United Natural Foods, Inc.* (Food)	2,196	$72,557
United Surgical Partners International, Inc.* (Healthcare—Services)	1,464	44,608
Universal Technical Institute, Inc.* (Commercial Services)	366	8,656
USANA Health Sciences, Inc.* (Pharmaceuticals)	488	25,903
Valmont Industries, Inc. (Metal Fabricate/Hardware)	488	27,069
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,220	50,204
Vertrue, Inc.* (Commercial Services)	488	22,687
ViaSat, Inc.* (Telecommunications)	732	24,134
Viasys Healthcare, Inc.* (Healthcare—Products)	732	21,543
ViroPharma, Inc.* (Pharmaceuticals)	1,708	29,087
Vital Signs, Inc. (Healthcare—Products)	244	12,688
W-H Energy Services, Inc.* (Oil & Gas Services)	1,586	71,973
Waste Connections, Inc.* (Environmental Control)	2,318	100,995
Watsco, Inc. (Distribution/Wholesale)	488	24,898
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	1,586	70,245
Watts Industries, Inc.—Class A (Electronics)	732	32,186
WD-40 Co. (Household Products/Wares)	488	16,070
WebEx Communications, Inc.* (Internet)	2,196	81,428
Websense, Inc.* (Internet)	2,318	50,185
Wilshire Bancorp, Inc. (Banks)	854	15,586
Winnebago Industries, Inc. (Home Builders)	1,586	53,194
Wintrust Financial Corp. (Banks)	854	39,105
WMS Industries, Inc.* (Leisure Time)	610	24,193
Wolverine World Wide, Inc. (Apparel)	1,830	56,309
Woodward Governor Co. (Electronics)	610	25,522
World Acceptance Corp.* (Diversified Financial Services)	854	37,585
World Fuel Services Corp. (Retail)	976	44,750
X-Rite, Inc. (Electronics)	488	5,480
Zale Corp.* (Retail)	1,342	36,932
Zenith National Insurance Corp. (Insurance)	1,098	50,179

TOTAL COMMON STOCKS (Cost $10,170,084)		14,756,985

Repurchase Agreements (1.6%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07, with a repurchase price of $236,034 (Collateralized by $231,000 Federal Home Loan Mortgage Corp., 5.875%, 3/21/11, market value $241,468)	$236,000	236,000

TOTAL REPURCHASE AGREEMENTS (Cost $236,000)		236,000

TOTAL INVESTMENT SECURITIES (Cost $10,406,084)—100.9%		14,992,985
Net other assets (liabilities)—(0.9%)		(136,639)

NET ASSETS—100.0%		$14,856,346

*	Non-income producing security
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $160,560)	2	$623

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.3%
Aerospace/Defense	2.1%
Agriculture	0.2%
Apparel	3.2%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	4.3%
Beverages	0.1%
Biotechnology	1.2%
Building Materials	0.9%
Chemicals	0.4%
Commercial Services	3.7%
Computers	4.1%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.4%
Diversified Financial Services	1.2%
Electric	0.1%
Electrical Components & Equipment	0.3%
Electronics	5.0%
Energy—Alternate Sources	0.3%
Engineering & Construction	0.1%
Entertainment	0.3%
Environmental Control	0.8%
Food	1.8%
Forest Products & Paper	0.1%
Gas	1.2%
Healthcare—Products	8.8%
Healthcare—Services	4.3%
Home Builders	1.8%
Household Products/Wares	1.0%
Housewares	0.7%
Insurance	3.4%
Internet	2.0%
Iron/Steel	1.9%
Leisure Time	0.9%
Machinery—Construction & Mining	0.1%
Machinery—Diversified	2.2%
Metal Fabricate/Hardware	0.4%
Mining	0.3%
Miscellaneous Manufacturing	1.9%
Office Furnishings	0.1%
Office/Business Equipment	0.2%
Oil & Gas	5.4%
Oil & Gas Services	4.2%
Pharmaceuticals	2.4%
Real Estate Investment Trust	0.9%
Retail	10.2%
Savings & Loans	0.9%
Semiconductors	1.3%
Software	5.6%
Storage/Warehousing	0.3%
Telecommunications	1.4%
Toys/Games/Hobbies	0.2%
Transportation	3.0%
Other**	0.7%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Europe 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (99.8%)
	Shares	Value
Alcatel SA (Telecommunications)	24,178	$314,314
Alcon, Inc. (Healthcare—Products)	3,768	443,720
Anglo American PLC (Mining)	17,270	403,255
Arcelor Mittal—Class A (Iron/Steel)	9,263	440,641
ASM Lithography Holding NV* (Semiconductors)	13,973	356,591
AstraZeneca PLC (Pharmaceuticals)	10,676	597,322
Autoliv, Inc. (Auto Parts & Equipment)	5,024	303,148
BP Amoco PLC (Oil & Gas)	15,700	997,107
Business Objects SA* (Software)	8,635	325,021
DaimlerChrysler AG (Auto Manufacturers)	8,478	529,790
Diageo PLC (Beverages)	6,437	506,785
Elan Corp. PLC* (Pharmaceuticals)	20,096	250,195
GlaxoSmithKline PLC (Pharmaceuticals)	15,229	824,346
HSBC Holdings PLC (Banks)	10,990	1,009,212
Koninklijke (Royal) Phillips Electronics NV (Electronics)	12,717	497,871
Nokia OYJ (Telecommunications)	26,219	579,440
Novartis AG (Pharmaceuticals)	14,601	842,331
Rio Tinto PLC (Mining)	2,041	441,284
Royal Dutch Shell PLC—Class A (Oil & Gas)	10,990	750,068
Sanofi-Aventis (Pharmaceuticals)	15,543	685,135
SAP AG (Software)	9,420	436,523
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	6,437	408,621
Siemens AG (Miscellaneous Manufacturing)	6,123	678,000
Telefonaktiebolaget LM Ericsson (Telecommunications)	13,502	537,245
Tenaris SA (Iron/Steel)	8,478	402,451
Total Fina SA (Oil & Gas)	12,560	854,708
UBS AG (Diversified Financial Services)	12,246	771,620
Unilever NV (Food)	17,427	465,127
Vodafone Group PLC (Telecommunications)	29,120	855,836
Willis Group Holdings, Ltd. (Insurance)	8,635	352,826

TOTAL COMMON STOCKS (Cost $12,297,421)		16,860,533

Repurchase Agreements (0.3%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07, with a repurchase price of $56,008 (Collateralized by $55,000 Federal Home Loan Mortgage Corp., 5.875%, 3/21/11, market value $57,492)	$56,000	56,000

TOTAL REPURCHASE AGREEMENTS (Cost $56,000)		56,000

TOTAL INVESTMENT SECURITIES (Cost $12,353,421)—100.1%		16,916,533
Net other assets (liabilities)—(0.1%)		(10,147)

NET ASSETS—100.0%		$16,906,386

As of January 31, 2007, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Auto Manufacturers	3.1%
Auto Parts & Equipment	1.8%
Banks	6.0%
Beverages	3.0%
Diversified Financial Services	4.6%
Electronics	2.9%
Food	2.8%
Healthcare—Products	2.6%
Insurance	2.1%
Iron/Steel	5.0%
Mining	5.0%
Miscellaneous Manufacturing	4.0%
Oil & Gas	15.4%
Pharmaceuticals	21.4%
Semiconductors	2.1%
Software	4.5%
Telecommunications	13.5%
Other**	0.2%

Europe 30 ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of January 31, 2007:

Finland	3.4%
France	12.9%
Germany	9.7%
Ireland	1.5%
Luxembourg	2.4%
Netherlands	10.4%
Sweden	5.0%
Switzerland	12.2%
United Kingdom	42.3%
United States**	0.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2007

Common Stocks (85.5%)
	Percentage of Net Assets	Shares	Value
Abbott Laboratories (Pharmaceuticals)	0.5%	23,838	$1,263,414
Altria Group, Inc. (Agriculture)	1.2%	32,538	2,843,495
American Express Co. (Diversified Financial Services)	0.5%	18,183	1,058,614
American International Group, Inc. (Insurance)	1.2%	40,020	2,739,368
Amgen, Inc.* (Biotechnology)	0.5%	18,096	1,273,415
Apple Computer, Inc.* (Computers)	0.5%	13,311	1,141,152
AT&T, Inc. (Telecommunications)	1.6%	97,266	3,660,119
Bank of America Corp. (Banks)	1.6%	69,861	3,673,292
Boeing Co. (Aerospace/Defense)	0.5%	12,267	1,098,633
Bristol-Myers Squibb Co. (Pharmaceuticals)	0.4%	30,537	879,160
ChevronTexaco Corp. (Oil & Gas)	1.0%	33,234	2,422,093
Cisco Systems, Inc.* (Telecommunications)	1.1%	94,395	2,509,963
Citigroup, Inc. (Diversified Financial Services)	1.8%	75,429	4,158,401
Coca-Cola Co. (Beverages)	0.7%	31,668	1,516,264
Comcast Corp.—Special Class A* (Media)	0.6%	32,364	1,434,372
ConocoPhillips (Oil & Gas)	0.7%	24,882	1,652,414
Exxon Mobil Corp. (Oil & Gas)	2.8%	89,262	6,614,313
General Electric Co. (Miscellaneous Manufacturing)	2.4%	157,470	5,676,794
Google, Inc.—Class A* (Internet)	0.7%	3,306	1,657,298
Hewlett-Packard Co. (Computers)	0.8%	42,369	1,833,730
Home Depot, Inc. (Retail)	0.5%	31,146	1,268,887
Intel Corp. (Semiconductors)	0.8%	89,523	1,876,402
International Business Machines Corp. (Computers)	1.0%	23,316	2,311,782
J.P. Morgan Chase & Co. (Diversified Financial Services)	1.2%	53,679	2,733,871
Johnson & Johnson (Healthcare—Products)	1.3%	44,631	2,981,351
Medtronic, Inc. (Healthcare—Products)	0.4%	18,009	962,581
Merck & Co., Inc. (Pharmaceuticals)	0.6%	33,582	1,502,795
Merrill Lynch & Co., Inc. (Diversified Financial Services)	0.4%	10,850	1,015,126
Microsoft Corp. (Software)	1.8%	132,414	4,086,297

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	0.6%	16,356	$1,354,113
Oracle Corp.* (Software)	0.5%	62,292	1,068,931
PepsiCo, Inc. (Beverages)	0.7%	25,665	1,674,385
Pfizer, Inc. (Pharmaceuticals)	1.3%	111,534	2,926,651
Procter & Gamble Co. (Cosmetics/Personal Care)	1.4%	49,416	3,205,616
Qualcomm, Inc. (Telecommunications)	0.4%	25,143	946,885
Schlumberger, Ltd.ADR (Oil & Gas Services)	0.5%	18,009	1,143,391
The Goldman Sachs Group, Inc. (Diversified Financial Services)	0.5%	5,250	1,113,840
Time Warner, Inc. (Media)	0.6%	61,422	1,343,299
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	0.4%	30,711	979,067
U.S. Bancorp (Banks)	0.4%	27,144	966,326
United Parcel Service, Inc.—Class B (Transportation)	0.5%	16,617	1,201,077
United Technologies Corp. (Aerospace/Defense)	0.5%	16,182	1,100,699
UnitedHealth Group, Inc. (Healthcare—Services)	0.5%	20,967	1,095,736
Verizon Communications, Inc. (Telecommunications)	0.7%	45,240	1,742,645
Wachovia Corp. (Banks)	0.7%	29,493	1,666,355
Wal-Mart Stores, Inc. (Retail)	0.8%	37,758	1,800,678
Walt Disney Co. (Media)	0.5%	31,929	1,122,943
Wells Fargo & Co. (Banks)	0.8%	52,287	1,878,149
Wyeth (Pharmaceuticals)	0.4%	20,706	1,023,083
Other Common Stocks	43.7%	2,547,084	101,700,657

TOTAL COMMON STOCKS
(Cost $142,170,756)			198,899,922

Repurchase Agreements (11.5%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $26,707,842 (Collateralized by $27,378,000 of various U.S. Government Agency Obligations, 3.00%-3.625%, 2/15/07-4/15/09, market value $27,240,548)	$26,704,000	26,704,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,704,000)		26,704,000

See accompanying notes to the financial statements.

PROFUNDS UltraBull ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2007

Rights/Warrants(NM)
	Shares	Value
Other Securities	14,324	$2,722

TOTAL RIGHTS/WARRANTS (Cost $0)		2,722

TOTAL INVESTMENT SECURITIES (Cost $168,874,756)—97.0%		225,606,644
Net other assets (liabilities)—3.0%		7,087,084

NET ASSETS—100.0%		$232,693,728

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2007 (Underlying face amount at value $31,029,875)	430	$272,870
S&P 500 Futures Contract expiring March 2007 (Underlying face amount at value $109,307,250)	303	1,292,641

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/07	$130,498,974	$1,577,004

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.2%
Aerospace/Defense	1.9%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.6%
Beverages	1.8%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Coal	0.1%

Commercial Services	0.7%
Computers	3.5%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.5%
Electric	2.7%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.2%
Forest Products & Paper	0.3%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare—Products	2.7%
Healthcare—Services	1.3%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.1%
Internet	1.5%
Iron/Steel	0.3%
Leisure Time	0.3%
Lodging	0.4%
Machinery—Construction & Mining	0.3%
Machinery—Diversified	0.3%
Media	3.1%
Mining	0.6%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.2%
Oil & Gas	6.6%
Oil & Gas Services	1.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.1%
Pipelines	0.4%
Real Estate	0.1%
Real Estate Investment Trust	1.1%
Retail	4.8%
Savings & Loans	0.3%
Semiconductors	2.1%
Software	3.2%
Telecommunications	5.3%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	14.5%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (84.7%)
	Shares	Value
3Com Corp.* (Telecommunications)	35,084	$136,828
99 Cents Only Stores* (Retail)	3,580	53,163
Abercrombie & Fitch Co.—Class A (Retail)	7,160	569,507
Activision, Inc.* (Software)	21,480	365,804
Acxiom Corp. (Software)	5,728	130,026
Adesa, Inc. (Commercial Services)	7,876	228,562
ADTRAN, Inc. (Telecommunications)	5,012	111,066
Advance Auto Parts, Inc. (Retail)	9,308	353,239
Advanced Medical Optics, Inc.* (Healthcare—Products)	5,012	184,191
Advent Software, Inc.* (Software)	1,432	51,194
Aeropostale, Inc.* (Retail)	4,296	154,398
Affymetrix, Inc.* (Biotechnology)	5,728	142,971
AGCO Corp.* (Machinery—Diversified)	7,876	267,547
AGL Resources, Inc. (Gas)	6,444	253,249
Airgas, Inc. (Chemicals)	6,444	268,199
AirTran Holdings, Inc.* (Airlines)	7,876	87,187
Alaska Air Group, Inc.* (Airlines)	2,864	122,722
Albemarle Corp. (Chemicals)	2,864	223,335
Alberto-Culver Co. (Cosmetics/Personal Care)	6,444	147,374
Alexander & Baldwin, Inc. (Transportation)	3,580	176,995
Alliance Data Systems Corp.* (Commercial Services)	5,728	389,103
Alliant Energy Corp. (Electric)	10,024	364,372
Alliant Techsystems, Inc.* (Aerospace/Defense)	2,864	231,983
AMB Property Corp. (REIT)	7,876	479,255
American Eagle Outfitters, Inc. (Retail)	17,184	556,418
American Financial Group, Inc. (Insurance)	5,012	177,024
American Greetings Corp.—Class A (Household Products/Wares)	5,012	120,388
AmeriCredit Corp.* (Diversified Financial Services)	10,024	272,051
Ametek, Inc. (Electrical Components & Equipment)	9,308	322,615
Amphenol Corp.—Class A (Electronics)	7,160	484,876
Andrew Corp.* (Telecommunications)	13,604	144,474
AnnTaylor Stores Corp.* (Retail)	5,728	197,616
Applebee’s International, Inc. (Retail)	6,444	162,647
Apria Healthcare Group, Inc.* (Healthcare—Services)	3,580	99,417
Aqua America, Inc. (Water)	11,456	254,438
Aquila, Inc.* (Electric)	32,936	149,200
Arch Coal, Inc. (Coal)	12,172	361,752
Arrow Electronics, Inc.* (Electronics)	10,740	378,586
Arthur J. Gallagher & Co. (Insurance)	8,592	246,333
ArvinMeritor, Inc. (Auto Parts & Equipment)	5,728	110,264
Associated Banc-Corp (Banks)	11,456	390,878
Astoria Financial Corp. (Savings & Loans)	7,160	211,864
Atmel Corp.* (Semiconductors)	37,948	226,929
Avis Budget Group, Inc. (Commercial Services)	8,592	218,752
Avnet, Inc.* (Electronics)	10,740	333,477
Avocent Corp.* (Internet)	4,296	148,384
Bandag, Inc. (Auto Parts & Equipment)	716	36,480
Bank of Hawaii Corp. (Banks)	4,296	224,896
Barnes & Noble, Inc. (Retail)	4,296	167,243
Beazer Homes USA, Inc. (Home Builders)	2,864	124,613
Beckman Coulter, Inc. (Healthcare—Products)	5,012	323,374
Belo Corp.—Class A (Media)	7,160	134,035
BJ’s Wholesale Club, Inc.* (Retail)	5,012	153,066
Black Hills Corp. (Electric)	2,864	106,168
Blyth, Inc. (Household Products/Wares)	2,148	44,657
Bob Evans Farms, Inc. (Retail)	2,864	97,290

Common Stocks, continued
	Shares	Value
Borders Group, Inc. (Retail)	5,012	$105,152
BorgWarner, Inc. (Auto Parts & Equipment)	5,012	343,523
Bowater, Inc. (Forest Products & Paper)	4,296	117,582
Boyd Gaming Corp. (Lodging)	3,580	170,301
Brinker International, Inc. (Retail)	10,740	338,847
Brocade Communications Systems, Inc.* (Computers)	8,340	71,557
Brown & Brown, Inc. (Insurance)	10,024	283,880
C.H. Robinson Worldwide, Inc. (Transportation)	15,036	797,660
Cabot Corp. (Chemicals)	5,012	224,237
Cadence Design Systems, Inc.* (Computers)	24,344	460,102
Callaway Golf Co. (Leisure Time)	5,012	82,798
Cameron International Corp.* (Oil & Gas Services)	9,308	488,670
Career Education Corp.* (Commercial Services)	7,876	225,805
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,148	174,933
Carmax, Inc.* (Retail)	9,308	534,558
Catalina Marketing Corp. (Advertising)	2,864	81,767
Cathay Bancorp, Inc. (Banks)	4,296	148,899
CBRL Group, Inc. (Retail)	2,148	100,720
CDW Corp. (Distribution/Wholesale)	5,012	321,620
Cephalon, Inc.* (Pharmaceuticals)	5,012	362,919
Ceridian Corp.* (Computers)	12,172	364,795
Charles River Laboratories International, Inc.* (Biotechnology)	5,728	257,760
Charming Shoppes, Inc.* (Retail)	10,740	140,909
CheckFree Corp.* (Internet)	7,160	296,639
Cheesecake Factory, Inc.* (Retail)	6,444	178,048
Chemtura Corp. (Chemicals)	20,764	239,201
Chico’s FAS, Inc.* (Retail)	15,036	313,952
Choicepoint, Inc.* (Commercial Services)	6,444	248,030
Church & Dwight, Inc. (Household Products/Wares)	5,728	259,535
Cimarex Energy Co. (Oil & Gas)	7,160	268,357
Cincinnati Bell, Inc.* (Telecommunications)	21,480	104,393
City National Corp. (Banks)	2,864	206,008
Claire’s Stores, Inc. (Retail)	7,876	270,934
Coldwater Creek, Inc.* (Retail)	5,012	93,474
Commercial Metals Co. (Metal Fabricate/Hardware)	10,024	271,751
Commscope, Inc.* (Telecommunications)	5,012	161,938
Community Health Systems, Inc.* (Healthcare—Services)	7,876	281,567
Con-way, Inc. (Transportation)	3,580	178,069
Copart, Inc.* (Retail)	5,728	168,632
Corinthian Colleges, Inc.* (Commercial Services)	7,160	93,510
Covance, Inc.* (Healthcare—Services)	5,012	308,990
Crane Co. (Miscellaneous Manufacturing)	4,296	166,814
Cree Research, Inc.* (Semiconductors)	6,444	99,109
CSG Systems International, Inc.* (Software)	3,580	89,786
Cullen/Frost Bankers, Inc. (Banks)	5,012	268,292
Cypress Semiconductor Corp.* (Semiconductors)	12,172	224,573
Cytec Industries, Inc. (Chemicals)	3,580	208,428
CYTYC Corp.* (Healthcare—Products)	9,308	269,187
Deluxe Corp. (Commercial Services)	4,296	128,536
Denbury Resources, Inc.* (Oil & Gas)	10,024	277,665
DENTSPLY International, Inc. (Healthcare—Products)	12,888	397,466
Developers Diversified Realty Corp. (REIT)	9,308	624,753
DeVry, Inc. (Commercial Services)	5,012	141,138

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Dick’s Sporting Goods, Inc.* (Retail)	2,864	$147,467
Diebold, Inc. (Computers)	5,728	265,493
Dollar Tree Stores, Inc.* (Retail)	8,592	270,304
Donaldson Co., Inc. (Miscellaneous Manufacturing)	5,728	201,740
DPL, Inc. (Electric)	10,024	287,488
DRS Technologies, Inc. (Aerospace/Defense)	2,864	158,666
DST Systems, Inc.* (Computers)	4,296	302,782
Dun & Bradstreet Corp.* (Software)	5,012	426,020
Duquesne Light Holdings, Inc. (Electric)	7,160	143,272
Dycom Industries, Inc.* (Engineering & Construction)	3,580	81,015
Eaton Vance Corp. (Diversified Financial Services)	10,740	368,382
Edwards (A.G.), Inc. (Diversified Financial Services)	6,444	426,658
Edwards Lifesciences Corp.* (Healthcare—Products)	5,012	256,414
Encore Acquisition Co.* (Oil & Gas)	4,296	111,481
Energizer Holdings, Inc.* (Electrical Components & Equipment)	5,012	427,173
Energy East Corp. (Electric)	12,888	309,570
Entercom Communications Corp. (Media)	2,148	60,552
Equitable Resources, Inc. (Pipelines)	10,024	433,538
Everest Re Group, Ltd. ADR (Insurance)	5,728	536,141
Expeditors International of Washington, Inc. (Transportation)	18,616	794,717
F5 Networks, Inc.* (Internet)	3,580	255,755
Fair Isaac Corp. (Software)	5,012	199,578
Fairchild Semiconductor International, Inc.* (Semiconductors)	10,740	191,279
Fastenal Co. (Distribution/Wholesale)	10,740	400,387
Federal Signal Corp. (Miscellaneous Manufacturing)	3,580	58,784
Ferro Corp. (Chemicals)	3,580	76,290
Fidelity National Title Group, Inc.—Class A (Insurance)	19,332	458,942
First American Financial Corp. (Insurance)	8,592	364,129
First Niagara Financial Group, Inc. (Savings & Loans)	9,308	134,873
FirstMerit Corp. (Banks)	6,444	145,119
Florida Rock Industries, Inc. (Building Materials)	4,296	212,437
Flowserve Corp.* (Machinery—Diversified)	5,012	265,987
FMC Corp. (Chemicals)	2,864	222,962
FMC Technologies, Inc.* (Oil & Gas Services)	5,728	354,735
Foot Locker, Inc. (Retail)	13,604	305,274
Forest Oil Corp.* (Oil & Gas)	4,296	137,128
Furniture Brands International, Inc. (Home Furnishings)	4,296	71,614
GameStop Corp.* (Retail)	6,444	344,303
Gartner Group, Inc.* (Commercial Services)	5,012	109,562
GATX Corp. (Trucking & Leasing)	4,296	195,898
Gen-Probe, Inc.* (Healthcare—Products)	4,296	222,189
Gentex Corp. (Electronics)	12,172	212,888
Glatfelter (Forest Products & Paper)	3,580	57,960
Global Payments, Inc. (Software)	5,728	216,289
Graco, Inc. (Machinery—Diversified)	5,728	233,531
Granite Construction, Inc. (Engineering & Construction)	2,864	153,396
Grant Prideco, Inc.* (Oil & Gas Services)	10,740	420,793
Great Plains Energy, Inc. (Electric)	6,444	201,891

Common Stocks, continued
	Shares	Value
Greater Bay Bancorp (Banks)	4,296	$120,030
Hanesbrands, Inc.* (Apparel)	7,876	201,468
Hanover Compressor Co.* (Oil & Gas Services)	8,592	166,255
Hanover Insurance Group, Inc. (Insurance)	4,296	206,423
Hansen Natural Corp.* (Beverages)	5,012	190,907
Harris Corp. (Telecommunications)	11,456	582,193
Harsco Corp. (Miscellaneous Manufacturing)	3,580	307,450
Harte-Hanks, Inc. (Advertising)	4,296	116,465
Hawaiian Electric Industries, Inc. (Electric)	7,160	191,816
HCC Insurance Holdings, Inc. (Insurance)	9,308	290,410
Health Net, Inc.* (Healthcare—Services)	10,024	488,268
Helmerich & Payne, Inc. (Oil & Gas)	9,308	249,734
Henry Schein, Inc.* (Healthcare—Products)	7,160	363,513
Herman Miller, Inc. (Office Furnishings)	5,728	215,373
Highwoods Properties, Inc. (REIT)	4,296	187,735
Hillenbrand Industries, Inc. (Healthcare—Products)	5,012	285,734
HNI Corp. (Office Furnishings)	4,296	208,528
Horace Mann Educators Corp. (Insurance)	3,580	70,991
Hormel Foods Corp. (Food)	6,444	244,227
Hospitality Properties Trust (REIT)	6,444	314,467
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	2,864	95,343
Hubbell, Inc.—Class B (Electrical Components & Equipment)	5,012	241,578
IDACORP, Inc. (Electric)	3,580	132,281
Imation Corp. (Computers)	2,864	124,613
IndyMac Bancorp, Inc. (Diversified Financial Services)	5,728	222,762
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	12,172	237,476
Integrated Device Technology, Inc.* (Semiconductors)	17,184	259,994
International Rectifier Corp.* (Semiconductors)	5,728	239,029
International Speedway Corp. (Entertainment)	2,864	149,587
Intersil Corp.—Class A (Semiconductors)	12,172	286,772
Intuitive Surgical, Inc.* (Healthcare—Products)	2,864	281,846
Investors Financial Services Corp. (Banks)	5,728	267,899
Invitrogen Corp.* (Biotechnology)	3,580	219,203
ITT Educational Services, Inc.* (Commercial Services)	2,864	222,246
J.B. Hunt Transport Services, Inc. (Transportation)	8,592	215,917
Jack Henry & Associates, Inc. (Computers)	6,444	137,515
Jacobs Engineering Group, Inc.* (Engineering & Construction)	5,012	453,837
Jefferies Group, Inc. (Diversified Financial Services)	8,592	253,120
JetBlue Airways Corp.* (Airlines)	15,036	205,693
JM Smucker Co. (Food)	5,012	238,020
John Wiley & Sons, Inc. (Media)	3,580	133,033
Joy Global, Inc. (Machinery—Construction & Mining)	10,024	465,815
Kelly Services, Inc.—Class A (Commercial Services)	1,432	44,406
KEMET Corp.* (Electronics)	7,160	53,986
Kennametal, Inc. (Hand/Machine Tools)	2,864	176,995
Korn/Ferry International* (Commercial Services)	3,580	85,490
Lam Research Corp.* (Semiconductors)	12,172	557,599

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,432	$62,636
Lattice Semiconductor Corp.* (Semiconductors)	10,024	58,741
Laureate Education, Inc.* (Commercial Services)	4,296	259,221
Lear Corp. (Auto Parts & Equipment)	5,728	193,950
Lee Enterprises, Inc. (Media)	3,580	118,963
Leucadia National Corp. (Holding Companies—Diversified)	14,320	391,795
Liberty Property Trust (REIT)	7,876	407,504
LifePoint Hospitals, Inc.* (Healthcare—Services)	5,012	170,308
Lincare Holdings, Inc.* (Healthcare—Services)	7,876	309,921
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,580	217,557
Longview Fibre Co. (Forest Products & Paper)	5,728	120,173
Louisiana-Pacific Corp. (Forest Products & Paper)	8,592	196,843
Lubrizol Corp. (Chemicals)	5,728	295,107
Lyondell Chemical Co. (Chemicals)	18,616	588,637
M.D.C. Holdings, Inc. (Home Builders)	2,864	166,885
Mack-Cali Realty Corp. (REIT)	5,012	278,868
Macrovision Corp.* (Entertainment)	4,296	106,240
Manpower, Inc. (Commercial Services)	7,160	522,178
Martek Biosciences Corp.* (Biotechnology)	2,148	50,070
Martin Marietta Materials (Building Materials)	3,580	413,204
McAfee, Inc.* (Internet)	13,604	398,053
MDU Resources Group, Inc. (Electric)	15,752	407,189
Media General, Inc.—Class A (Media)	1,432	57,294
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	4,296	162,947
MEMC Electronic Materials, Inc.* (Semiconductors)	14,320	750,369
Mentor Graphics Corp.* (Computers)	7,160	133,176
Mercantile Bankshares Corp. (Banks)	10,740	505,960
Mercury General Corp. (Insurance)	2,864	149,386
Micrel, Inc.* (Semiconductors)	5,012	50,671
Microchip Technology, Inc. (Semiconductors)	18,616	647,092
Millennium Pharmaceuticals, Inc.* (Biotechnology)	26,492	294,061
Mine Safety Appliances Co. (Environmental Control)	2,148	82,376
Minerals Technologies, Inc. (Chemicals)	1,432	83,156
Modine Manufacturing Co. (Auto Parts & Equipment)	2,864	74,922
Mohawk Industries, Inc.* (Textiles)	4,296	354,076
Moneygram International, Inc. (Software)	7,160	214,728
MPS Group, Inc.* (Commercial Services)	8,592	128,708
MSC Industrial Direct Co.—Class A (Retail)	4,296	185,544
National Fuel Gas Co. (Pipelines)	7,160	291,340
National Instruments Corp. (Computers)	5,012	144,396
Navigant Consulting Co.* (Commercial Services)	4,296	89,271
New Plan Excel Realty Trust, Inc. (REIT)	8,592	250,199
New York Community Bancorp (Savings & Loans)	22,912	386,984
Newfield Exploration Co.* (Oil & Gas)	11,456	490,431
Newport Corp.* (Telecommunications)	3,580	71,457
Noble Energy, Inc. (Oil & Gas)	15,036	803,073
Nordson Corp. (Machinery—Diversified)	2,864	148,126
Northeast Utilities System (Electric)	13,604	376,151
NSTAR (Electric)	9,308	310,887
Nuveen Investments—Class A (Diversified Financial Services)	6,444	318,978
O’Reilly Automotive, Inc.* (Retail)	10,024	349,938
OGE Energy Corp. (Electric)	7,876	304,959

Common Stocks, continued
	Shares	Value
Ohio Casualty Corp. (Insurance)	5,012	$148,054
Old Republic International Corp. (Insurance)	20,048	447,070
Olin Corp. (Chemicals)	6,444	108,517
Omnicare, Inc. (Pharmaceuticals)	10,740	431,641
ONEOK, Inc. (Gas)	9,308	399,407
Oshkosh Truck Corp. (Auto Manufacturers)	6,444	340,243
OSI Restaurant Partners, Inc. (Retail)	6,444	254,474
Pacific Sunwear of California, Inc.* (Retail)	5,728	112,269
Packaging Corp. of America (Packaging & Containers)	7,160	163,534
Palm, Inc.* (Computers)	8,592	118,827
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	2,864	75,552
Parametric Technology Corp.* (Software)	9,308	184,485
Patterson-UTI Energy, Inc. (Oil & Gas)	13,604	328,537
Payless ShoeSource, Inc.* (Retail)	5,728	194,466
PDL BioPharma, Inc.* (Biotechnology)	10,024	205,592
Pentair, Inc. (Miscellaneous Manufacturing)	8,592	267,727
Pepco Holdings, Inc. (Electric)	16,468	421,252
PepsiAmericas, Inc. (Beverages)	5,012	110,515
Perrigo Co. (Pharmaceuticals)	6,444	111,352
Petsmart, Inc. (Retail)	11,456	349,866
Pharmaceutical Product Development, Inc. (Commercial Services)	8,592	296,424
Pioneer Natural Resources Co. (Oil & Gas)	10,740	440,340
Plains Exploration & Production Co.* (Oil & Gas)	6,444	310,859
Plantronics, Inc. (Telecommunications)	3,580	70,526
Plexus Corp.* (Electronics)	3,580	60,144
PMI Group, Inc. (Insurance)	7,160	342,391
PNM Resources, Inc. (Electric)	6,444	196,413
Pogo Producing Co. (Oil & Gas)	5,012	248,345
Polo Ralph Lauren Corp. (Apparel)	5,012	411,235
Polycom, Inc.* (Telecommunications)	7,876	264,791
Potlatch Corp. (Forest Products & Paper)	2,864	135,209
Powerwave Technologies, Inc.* (Telecommunications)	11,456	66,903
Precision Castparts Corp. (Metal Fabricate/Hardware)	11,456	1,018,324
Pride International, Inc.* (Oil & Gas)	14,320	412,559
Protective Life Corp. (Insurance)	5,728	280,271
Psychiatric Solutions, Inc.* (Healthcare—Services)	4,296	167,286
Puget Energy, Inc. (Electric)	10,024	246,189
Quanta Services, Inc.* (Commercial Services)	10,024	206,194
Quicksilver Resources, Inc.* (Oil & Gas)	4,296	170,379
Radian Group, Inc. (Insurance)	7,160	431,175
Raymond James Financial Corp. (Diversified Financial Services)	7,876	251,402
Rayonier, Inc. (Forest Products & Paper)	6,444	278,381
Reader’s Digest Association, Inc. (Media)	7,876	133,026
Regency Centers Corp. (REIT)	5,728	498,909
Regis Corp. (Retail)	3,580	149,608
Reliance Steel & Aluminum Co. (Iron/Steel)	5,012	208,700
Rent-A-Center, Inc.* (Commercial Services)	5,728	168,747
Republic Services, Inc. (Environmental Control)	10,024	433,538
ResMed, Inc.* (Healthcare—Products)	6,444	338,826
RF Micro Devices, Inc.* (Telecommunications)	16,468	127,133
Rollins, Inc. (Commercial Services)	2,148	46,869

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Roper Industries, Inc. (Miscellaneous Manufacturing)	7,160	$371,747
Ross Stores, Inc. (Retail)	12,172	394,251
RPM, Inc. (Chemicals)	10,024	232,858
Ruby Tuesday, Inc. (Retail)	5,012	143,393
Ruddick Corp. (Food)	2,864	79,619
Saks, Inc. (Retail)	12,172	228,347
SCANA Corp. (Electric)	10,024	408,177
Scholastic Corp.* (Media)	2,148	75,932
Scientific Games Corp.—Class A* (Entertainment)	5,728	177,797
SEI Investments Co. (Software)	5,012	312,398
Semtech Corp.* (Semiconductors)	6,444	88,283
Sensient Technologies Corp. (Chemicals)	3,580	88,354
Sepracor, Inc.* (Pharmaceuticals)	9,308	531,115
Sequa Corp.—Class A* (Aerospace/Defense)	716	90,209
Sierra Pacific Resources* (Electric)	19,332	329,031
Silicon Laboratories, Inc.* (Semiconductors)	4,296	137,945
Smithfield Foods, Inc.* (Food)	8,592	225,626
Sonoco Products Co. (Packaging & Containers)	8,592	330,792
Sotheby’s (Commercial Services)	4,296	159,296
Southwestern Energy Co.* (Oil & Gas)	14,320	550,747
SPX Corp. (Miscellaneous Manufacturing)	5,012	351,792
SRA International, Inc.—Class A* (Computers)	3,580	90,574
StanCorp Financial Group, Inc. (Insurance)	4,296	205,564
Steel Dynamics, Inc. (Iron/Steel)	7,876	308,818
Stericycle, Inc.* (Environmental Control)	3,580	275,660
STERIS Corp. (Healthcare—Products)	5,728	148,012
Strayer Education, Inc. (Commercial Services)	716	81,459
SVB Financial Group* (Banks)	2,864	133,606
Swift Transportation Co., Inc.* (Transportation)	4,296	131,114
Sybase, Inc.* (Software)	7,876	203,910
Synopsys, Inc.* (Computers)	12,172	323,775
TCF Financial Corp. (Banks)	9,308	236,237
Tech Data Corp.* (Distribution/Wholesale)	4,296	159,553
Techne Corp.* (Healthcare—Products)	2,864	166,227
Teleflex, Inc. (Miscellaneous Manufacturing)	2,864	191,258
Telephone & Data Systems, Inc. (Telecommunications)	8,592	480,722
The Brink’s Co. (Miscellaneous Manufacturing)	3,580	222,497
The Colonial BancGroup, Inc. (Banks)	12,888	316,272
The Corporate Executive Board Co. (Commercial Services)	2,864	259,851
The Macerich Co. (REIT)	5,728	547,196
The Ryland Group, Inc. (Home Builders)	3,580	201,124
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	3,580	191,781
The Timberland Co.—Class A* (Apparel)	4,296	129,610
Thomas & Betts Corp.* (Electronics)	4,296	205,735
Thor Industries, Inc. (Home Builders)	2,864	121,033
Tidewater, Inc. (Oil & Gas Services)	5,012	258,469
Timken Co. (Metal Fabricate/Hardware)	7,876	225,332
Toll Brothers, Inc.* (Home Builders)	10,740	363,334
Tootsie Roll Industries, Inc. (Food)	2,148	68,135
Transaction Systems Architect, Inc.* (Software)	2,864	103,534

Common Stocks, continued
	Shares	Value
Triad Hospitals, Inc.* (Healthcare—Services)	7,160	$304,300
Trinity Industries, Inc. (Miscellaneous Manufacturing)	6,444	246,483
TriQuint Semiconductor, Inc.* (Semiconductors)	12,172	57,208
Tupperware Corp. (Household Products/Wares)	5,012	116,930
United Dominion Realty Trust, Inc. (REIT)	11,456	375,642
United Rentals, Inc.* (Commercial Services)	5,728	147,496
Unitrin, Inc. (Insurance)	3,580	183,332
Universal Corp. (Agriculture)	2,148	103,813
Universal Health Services, Inc.—Class B (Healthcare—Services)	4,296	248,867
Urban Outfitters, Inc.* (Retail)	9,308	227,115
UTStarcom, Inc.* (Telecommunications)	9,308	82,190
Valassis Communications, Inc.* (Commercial Services)	3,580	55,025
Valeant Pharmaceuticals International (Pharmaceuticals)	7,876	138,854
Valspar Corp. (Chemicals)	8,592	242,123
ValueClick, Inc.* (Internet)	8,592	219,268
Varian Medical Systems, Inc.* (Healthcare—Products)	11,456	528,465
Varian, Inc.* (Electronics)	2,148	114,939
VCA Antech, Inc.* (Pharmaceuticals)	7,160	240,719
Vectren Corp. (Gas)	6,444	181,205
Ventana Medical Systems, Inc.* (Healthcare—Products)	2,864	120,574
Vertex Pharmaceuticals, Inc.* (Biotechnology)	10,740	379,660
Vishay Intertechnology, Inc.* (Electronics)	15,752	206,981
W.R. Berkley Corp. (Insurance)	14,320	473,849
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	7,160	183,797
Washington Federal, Inc. (Savings & Loans)	7,160	166,040
Washington Post Co.—Class B (Media)	716	546,094
Webster Financial Corp. (Banks)	4,296	214,027
Weingarten Realty Investors (REIT)	6,444	319,042
Werner Enterprises, Inc. (Transportation)	4,296	81,667
Westamerica Bancorp (Banks)	2,148	107,078
Westar Energy, Inc. (Electric)	7,160	190,170
Western Digital Corp.* (Computers)	19,332	378,907
Westwood One, Inc. (Media)	5,728	39,695
WGL Holdings, Inc. (Gas)	4,296	135,882
Williams Sonoma, Inc. (Retail)	9,308	325,780
Wilmington Trust Corp. (Banks)	5,728	240,175
Wind River Systems, Inc.* (Software)	6,444	63,924
Wisconsin Energy Corp. (Electric)	10,024	466,718
Worthington Industries, Inc. (Metal Fabricate/Hardware)	6,444	123,596
WPS Resources Corp. (Electric)	3,580	189,919
YRC Worldwide, Inc.* (Transportation)	5,012	222,282
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	5,728	198,590

TOTAL COMMON STOCKS (Cost $74,827,207)		96,722,829

See accompanying notes to the financial statements.

PROFUNDS UltraMid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (16.3%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $18,633,681 (Collateralized by $19,160,000 of various Federal Home Loan Bank Securities, 3.00%-5.375%, 2/15/08-8/19/11, market value $19,010,885)	$18,631,000	$18,631,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,631,000)		18,631,000

TOTAL INVESTMENT SECURITIES (Cost $93,458,207)—101.0%		115,353,829
Net other assets (liabilities)—(1.0%)		(1,136,700)

NET ASSETS—100.0%		$114,217,129

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring March 2007 (Underlying face amount at value $48,006,750)	115	$597,483
E-Mini MidCap 400 Futures Contract expiring March 2007 (Underlying face amount at value $14,777,730)	177	95,165
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/07	$48,851,270	$591,908
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/07	19,454,830	235,832

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.2%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.4%
Apparel	0.6%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.7%

Banks	3.1%
Beverages	0.3%
Biotechnology	1.4%
Building Materials	0.5%
Chemicals	2.7%
Coal	0.3%
Commercial Services	4.0%
Computers	2.6%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.0%
Diversified Financial Services	2.0%
Electric	5.0%
Electrical Components & Equipment	0.9%
Electronics	1.8%
Engineering & Construction	0.6%
Entertainment	0.4%
Environmental Control	0.7%
Food	0.7%
Forest Products & Paper	0.8%
Gas	0.8%
Hand/Machine Tools	0.3%
Healthcare—Products	3.4%
Healthcare—Services	2.1%
Holding Companies—Diversified	0.3%
Home Builders	0.9%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	4.6%
Internet	1.2%
Iron/Steel	0.5%
Leisure Time	0.1%
Lodging	0.1%
Machinery—Construction & Mining	0.4%
Machinery—Diversified	1.0%
Media	1.1%
Metal Fabricate/Hardware	1.4%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.4%
Oil & Gas	4.2%
Oil & Gas Services	1.5%
Packaging & Containers	0.4%
Pharmaceuticals	1.8%
Pipelines	0.6%
Real Estate Investment Trust	3.8%
Retail	7.7%
Savings & Loans	0.8%
Semiconductors	3.4%
Software	2.2%
Telecommunications	2.1%
Textiles	0.3%
Transportation	2.3%
Trucking & Leasing	0.2%
Water	0.2%
Other**	15.3%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2007

Common Stocks (84.7%)
	Percentage of Net Assets	Shares	Value
Acuity Brands, Inc. (Miscellaneous Manufacturing)	0.2%	6,700	$388,666
AK Steel Holding Corp.* (Iron/Steel)	0.2%	16,080	338,323
American Commercial Lines, Inc.* (Transportation)	0.2%	4,690	330,363
Apollo Investment Corp. (Investment Companies)	0.2%	14,740	327,228
BE Aerospace, Inc.* (Aerospace/Defense)	0.2%	11,390	339,195
Big Lots, Inc.* (Retail)	0.2%	16,750	434,327
Brocade Communications Systems, Inc.* (Computers)	0.3%	59,373	509,419
Cathay Bancorp, Inc. (Banks)	0.2%	9,380	325,111
CF Industries Holdings, Inc. (Chemicals)	0.2%	12,060	367,830
Charter Communications, Inc.—Class A* (Media)	0.2%	107,200	375,200
Chittenden Corp. (Banks)	0.2%	12,060	367,347
Citizens Banking Corp. (Banks)	0.2%	14,967	366,840
Compagnie Generale de Geophysique—Veritas ADR* (Oil & Gas Services)	0.3%	13,360	530,526
Equinix, Inc.* (Internet)	0.2%	4,020	337,961
F.N.B. Corp. (Banks)	0.2%	19,430	341,774
First Midwest Bancorp, Inc. (Banks)	0.2%	10,050	377,276
Florida East Coast Industries, Inc. (Transportation)	0.2%	5,360	324,815
Gaylord Entertainment Co.* (Lodging)	0.2%	6,030	333,218
Gulf Island Fabrication, Inc. (Oil & Gas Services)	0.2%	9,380	340,306
Healthcare Realty Trust, Inc. (REIT)	0.2%	8,040	340,734
Hercules, Inc.* (Chemicals)	0.2%	17,420	341,606
Herman Miller, Inc. (Office Furnishings)	0.2%	10,050	377,880
Hologic, Inc.* (Healthcare—Products)	0.2%	6,030	334,967
Hyperion Solutions Corp.* (Software)	0.2%	8,710	367,735
Immucor, Inc.* (Healthcare—Products)	0.2%	10,720	338,108
Jack in the Box, Inc.* (Retail)	0.2%	6,030	372,593
JetBlue Airways Corp.* (Airlines)	0.2%	24,120	329,962
Lear Corp. (Auto Parts & Equipment)	0.2%	10,050	340,292
LTC Properties, Inc. (REIT)	0.2%	12,060	340,092
Micros Systems, Inc.* (Computers)	0.2%	6,030	339,489
Navistar International Corp.* (Auto Manufacturers)	0.2%	9,380	414,971
NBTY, Inc.* (Pharmaceuticals)	0.2%	8,040	416,874
NewAlliance Bancshares, Inc. (Savings & Loans)	0.2%	22,110	353,759
Parametric Technology Corp.* (Software)	0.2%	18,090	358,543

Common Stocks, continued
	Percentage of Net Assets	Shares	Value
Phillips-Van Heusen Corp. (Apparel)	0.2%	8,040	$443,405
PNM Resources, Inc. (Electric)	0.2%	11,390	347,167
Polycom, Inc.* (Telecommunications)	0.2%	12,730	427,982
Preferred Bank (Banks)	0.3%	7,370	481,850
Ramco-Gershenson Properties Trust (REIT)	0.2%	10,720	401,570
Sybase, Inc.* (Software)	0.2%	12,730	329,580
Tanger Factory Outlet Centers, Inc. (REIT)	0.2%	8,040	326,424
UCBH Holdings, Inc. (Banks)	0.2%	17,420	326,625
Umpqua Holdings Corp. (Banks)	0.2%	11,390	324,046
ValueClick, Inc.* (Internet)	0.2%	15,410	393,263
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	0.2%	8,040	330,847
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	0.2%	14,740	378,375
Westamerica Bancorp (Banks)	0.2%	7,370	367,394
Westar Energy, Inc. (Electric)	0.2%	14,070	373,699
Zoll Medical Corp.* (Healthcare—Products)	0.2%	5,360	336,179
Other Common Stocks	75.2%	7,281,040	142,272,840

TOTAL COMMON STOCKS
(Cost $138,053,674)			160,284,576

Repurchase Agreements (12.9%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $24,386,508 (Collateralized by $24,569,000 of various U.S. Government Agency Obligations, 3.375%-4.875%, 2/15/07-2/18/11, market value $24,872,959)	$24,383,000	24,383,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,383,000)		24,383,000

See accompanying notes to the financial statements.

PROFUNDS UltraSmall-Cap ProFund (unaudited)	Summary Schedule of Portfolio Investments January 31, 2007

Rights/Warrants(NM)
	Shares	Value
Other Securities	275	$17

TOTAL RIGHTS/WARRANTS (Cost $0)		17

TOTAL INVESTMENT SECURITIES (Cost $162,436,674)—97.6%		184,667,593
Net other assets (liabilities)—2.4%		4,467,063

NET ASSETS—100.0%		$189,134,656

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
REIT	Real Estate Investment Trust
NM	Not meaningful, amount is less than 0.05%.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $126,842,400)	316	$(1,422)

Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $240,840)	3	(1,447)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	$74,044,350	$657,606
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	22,632,565	200,943

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.2%
Aerospace/Defense	1.2%
Aerospace/Defense Equipment	0.1%
Agriculture	0.3%
Airlines	0.5%
Apparel	1.6%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.9%
Banks	5.7%
Beverages	0.2%

Biotechnology	1.7%
Building Materials	0.8%
Chemicals	1.5%
Coal	0.1%
Commercial Services	5.1%
Computers	2.6%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.0%
Electric	1.7%
Electrical Components & Equipment	0.8%
Electronics	1.8%
Energy—Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.7%
Environmental Control	0.4%
Food	1.0%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.2%
Healthcare—Products	3.3%
Healthcare—Services	1.5%
Home Builders	0.6%
Home Furnishings	0.5%
Household Products/Wares	0.8%
Insurance	1.6%
Internet	3.1%
Investment Companies	0.4%
Iron/Steel	0.6%
Leisure Time	0.7%
Lodging	0.3%
Machinery—Construction & Mining	0.2%
Machinery—Diversified	1.0%
Media	1.5%
Metal Fabricate/Hardware	0.7%
Mining	0.6%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.4%
Oil & Gas Services	1.6%
Packaging & Containers	0.3%
Pharmaceuticals	3.1%
Real Estate Investment Trust	5.4%
Retail	5.6%
Savings & Loans	1.0%
Semiconductors	2.9%
Software	3.1%
Storage/Warehousing	0.1%
Telecommunications	4.5%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.3%
Other**	15.3%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraDow 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (89.0%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	30,016	$2,230,189
Alcoa, Inc. (Mining)	30,016	969,517
Altria Group, Inc. (Agriculture)	30,016	2,623,098
American Express Co. (Diversified Financial Services)	30,016	1,747,532
American International Group, Inc. (Insurance)	30,016	2,054,595
AT&T, Inc. (Telecommunications)	30,016	1,129,502
Boeing Co. (Aerospace/Defense)	30,016	2,688,233
Caterpillar, Inc. (Machinery—Construction & Mining)	30,016	1,923,125
Citigroup, Inc. (Diversified Financial Services)	30,016	1,654,782
Coca-Cola Co. (Beverages)	30,016	1,437,166
Du Pont (Chemicals)	30,016	1,487,593
Exxon Mobil Corp. (Oil & Gas)	30,016	2,224,186
General Electric Co. (Miscellaneous Manufacturing)	30,016	1,082,077
General Motors Corp. (Auto Manufacturers)	30,016	985,725
Hewlett-Packard Co. (Computers)	30,016	1,299,092
Home Depot, Inc. (Retail)	30,016	1,222,852
Honeywell International, Inc. (Miscellaneous Manufacturing)	30,016	1,371,431
Intel Corp. (Semiconductors)	30,016	629,135
International Business Machines Corp. (Computers)	30,016	2,976,087
J.P. Morgan Chase & Co. (Diversified Financial Services)	30,016	1,528,715
Johnson & Johnson (Healthcare—Products)	30,016	2,005,069
McDonald’s Corp. (Retail)	30,016	1,331,210
Merck & Co., Inc. (Pharmaceuticals)	30,016	1,343,216
Microsoft Corp. (Software)	30,016	926,294
Pfizer, Inc. (Pharmaceuticals)	30,016	787,620
Procter & Gamble Co. (Cosmetics/Personal Care)	30,016	1,947,138
United Technologies Corp. (Aerospace/Defense)	30,016	2,041,688
Verizon Communications, Inc. (Telecommunications)	30,016	1,156,216
Wal-Mart Stores, Inc. (Retail)	30,016	1,431,462
Walt Disney Co. (Media)	30,016	1,055,663

TOTAL COMMON STOCKS (Cost $39,415,431)		47,290,208

Repurchase Agreements (18.0%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $9,586,379 (Collateralized by $9,653,000 of various U.S. Government Agency Obligations, 4.25%-4.875%, 4/5/07-2/18/11, market value $9,777,219)	$9,585,000	9,585,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,585,000)		9,585,000

Options Purchased(NM)
	Contracts	Value
Dow Jones Futures Put Option 8000 expiring February 2007	800	$1,968

TOTAL OPTIONS PURCHASED (Cost $10,800)		1,968

TOTAL INVESTMENT SECURITIES (Cost $49,011,231)—107.0%		56,877,176
Net other assets (liabilities)—(7.0%)		(3,712,928)

NET ASSETS—100.0%		$53,164,248

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring March 2007 (Underlying face amount at value $46,659,470)	737	$786,516
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 2/28/07	$12,488,237	$143,396

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Aerospace/Defense	8.9%
Agriculture	4.9%
Auto Manufacturers	1.9%
Beverages	2.7%
Chemicals	2.8%
Computers	8.0%
Cosmetics/Personal Care	3.7%
Diversified Financial Services	9.3%
Healthcare—Products	3.8%
Insurance	3.9%
Machinery—Construction & Mining	3.6%
Media	2.0%
Mining	1.8%
Miscellaneous Manufacturing	8.8%
Oil & Gas	4.2%
Pharmaceuticals	4.0%
Retail	7.5%
Semiconductors	1.2%
Software	1.7%
Telecommunications	4.3%
Other*	11.0%

*	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (88.8%)
	Shares	Value
Activision, Inc.* (Software)	44,005	$749,405
Adobe Systems, Inc.* (Software)	100,196	3,894,619
Akamai Technologies, Inc.* (Internet)	26,403	1,483,321
Altera Corp.* (Semiconductors)	89,364	1,791,748
Amazon.com, Inc.* (Internet)	48,067	1,810,684
American Eagle Outfitters, Inc. (Retail)	40,620	1,315,276
American Power Conversion Corp. (Electrical Components & Equipment)	33,850	1,040,549
Amgen, Inc.* (Biotechnology)	95,457	6,717,309
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	22,341	866,384
Apollo Group, Inc.—Class A* (Commercial Services)	30,465	1,322,181
Apple Computer, Inc.* (Computers)	208,516	17,876,076
Applied Materials, Inc. (Semiconductors)	125,922	2,232,597
Autodesk, Inc.* (Software)	41,974	1,835,103
BEA Systems, Inc.* (Software)	63,638	784,657
Bed Bath & Beyond, Inc.* (Retail)	67,023	2,827,700
Biogen Idec, Inc.* (Biotechnology)	64,315	3,108,987
Biomet, Inc. (Healthcare—Products)	57,545	2,437,606
Broadcom Corp.—Class A* (Semiconductors)	75,147	2,398,692
C.H. Robinson Worldwide, Inc. (Transportation)	29,111	1,544,339
Cadence Design Systems, Inc.* (Computers)	50,775	959,648
CDW Corp. (Distribution/Wholesale)	14,217	912,305
Celgene Corp.* (Biotechnology)	65,669	3,525,112
Check Point Software Technologies, Ltd.ADR* (Internet)	41,297	985,346
CheckFree Corp.* (Internet)	14,894	617,058
Cintas Corp. (Textiles)	33,850	1,392,928
Cisco Systems, Inc.* (Telecommunications)	380,474	10,116,804
Citrix Systems, Inc.* (Software)	37,912	1,200,673
Cognizant Technology Solutions Corp.* (Computers)	24,372	2,078,688
Comcast Corp.—Special Class A* (Media)	167,896	7,441,152
Costco Wholesale Corp. (Retail)	42,651	2,396,133
Dell, Inc.* (Computers)	146,909	3,562,543
DENTSPLY International, Inc. (Healthcare—Products)	25,726	793,390
Discovery Holding Co.—Class A* (Media)	41,974	695,509
eBay, Inc.* (Internet)	182,113	5,898,640
EchoStar Communications Corp.—Class A* (Media)	37,235	1,502,060
Electronic Arts, Inc.* (Software)	54,837	2,741,850
Expedia, Inc.* (Internet)	52,806	1,132,689
Expeditors International of Washington, Inc. (Transportation)	36,558	1,560,661
Express Scripts, Inc.* (Pharmaceuticals)	20,987	1,459,016
Fastenal Co. (Distribution/Wholesale)	25,049	933,827
Fiserv, Inc.* (Software)	37,912	1,993,034
Flextronics International, Ltd.ADR* (Electronics)	110,351	1,283,382
Garmin, Ltd.ADR (Electronics)	35,204	1,767,945
Genzyme Corp.* (Biotechnology)	57,545	3,782,433
Gilead Sciences, Inc.* (Pharmaceuticals)	79,209	5,094,723
Google, Inc.—Class A* (Internet)	23,695	11,878,304
IAC/InterActiveCorp* (Internet)	53,483	2,053,747
Infosys Technologies, Ltd.ADR (Software)	19,633	1,138,714
Intel Corp. (Semiconductors)	354,071	7,421,327

Common Stocks, continued
	Shares	Value
Intuit, Inc.* (Software)	77,178	$2,427,248
Intuitive Surgical, Inc.* (Healthcare—Products)	6,770	666,236
Joy Global, Inc. (Machinery—Construction & Mining)	20,310	943,806
Juniper Networks, Inc.* (Telecommunications)	64,992	1,177,655
KLA -Tencor Corp. (Semiconductors)	41,974	2,066,380
Lam Research Corp.* (Semiconductors)	25,726	1,178,508
Lamar Advertising Co.* (Advertising)	14,217	942,303
Level 3 Communications, Inc.* (Telecommunications)	201,069	1,248,638
Liberty Global, Inc.—Class A* (Media)	36,558	1,098,933
Liberty Media Holding Corp.—Interactive Series A* (Internet)	106,289	2,590,263
Linear Technology Corp. (Semiconductors)	70,408	2,179,128
Logitech International SAADR* (Computers)	30,465	888,969
Marvell Technology Group, Ltd.ADR* (Semiconductors)	98,165	1,795,438
Maxim Integrated Products, Inc. (Semiconductors)	78,532	2,418,786
MedImmune, Inc.* (Biotechnology)	44,682	1,548,678
Microchip Technology, Inc. (Semiconductors)	31,142	1,082,496
Microsoft Corp. (Software)	593,729	18,322,476
Millicom International Cellular SAADR* (Telecommunications)	16,925	1,124,497
Monster Worldwide, Inc.* (Internet)	23,018	1,137,319
Network Appliance, Inc.* (Computers)	68,377	2,570,975
NII Holdings, Inc.—Class B* (Telecommunications)	26,403	1,948,541
NTL, Inc. (Telecommunications)	62,284	1,697,239
NVIDIA Corp.* (Semiconductors)	60,930	1,867,505
Oracle Corp.* (Software)	379,797	6,517,316
PACCAR, Inc. (Auto Manufacturers)	48,744	3,259,511
Patterson Cos., Inc.* (Healthcare—Products)	23,695	891,169
Patterson-UTI Energy, Inc. (Oil & Gas)	28,434	686,681
Paychex, Inc. (Commercial Services)	63,638	2,546,156
Petsmart, Inc. (Retail)	24,372	744,321
Qualcomm, Inc. (Telecommunications)	350,009	13,181,339
Research In Motion, Ltd. ADR* (Computers)	32,496	4,152,339
Ross Stores, Inc. (Retail)	24,372	789,409
SanDisk Corp.* (Computers)	36,558	1,469,632
Sears Holdings Corp.* (Retail)	28,434	5,022,866
Sepracor, Inc.* (Pharmaceuticals)	18,956	1,081,629
Sigma-Aldrich Corp. (Chemicals)	21,664	822,149
Sirius Satellite Radio, Inc.* (Media)	267,415	986,761
Staples, Inc. (Retail)	85,302	2,193,967
Starbucks Corp.* (Retail)	184,144	6,433,992
Sun Microsystems, Inc.* (Computers)	268,769	1,784,626
Symantec Corp.* (Internet)	171,958	3,045,376
Telefonaktiebolaget LM EricssonADR (Telecommunications)	17,602	700,384
Tellabs, Inc.* (Telecommunications)	44,005	443,130
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	106,289	3,730,744
VeriSign, Inc.* (Internet)	39,943	954,638
Vertex Pharmaceuticals, Inc.* (Biotechnology)	23,018	813,686
Whole Foods Market, Inc. (Food)	23,695	1,023,387
Wynn Resorts, Ltd. (Lodging)	19,633	2,193,791
Xilinx, Inc. (Semiconductors)	78,532	1,908,328

See accompanying notes to the financial statements.

PROFUNDS UltraOTC ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
XM Satellite Radio Holdings, Inc.—Class A* (Media)	55,514	$788,854
Yahoo!, Inc.* (Internet)	114,413	3,239,032

TOTAL COMMON STOCKS (Cost $138,203,762)		268,684,104

Repurchase Agreements (9.1%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $27,399,942 (Collateralized by $27,513,000 Federal Home Loan Mortgage Corp., 3.625%, 2/15/07, market value $27,945,067)	$27,396,000	27,396,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,396,000)		27,396,000

TOTAL INVESTMENT SECURITIES (Cost $165,599,762)—97.9%		296,080,104
Net other assets (liabilities)—2.1%		6,504,321

NET ASSETS—100.0%		$302,584,425

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2007 (Underlying face amount at value $100,482,800)	557	$(157,510)
Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/07	$111,167,655	$1,039,294
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/07	125,316,018	1,160,193

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.3%
Auto Manufacturers	1.1%
Biotechnology	6.4%
Chemicals	0.3%
Commercial Services	1.3%
Computers	11.7%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.3%
Electronics	1.0%
Food	0.3%
Healthcare—Products	1.6%
Internet	12.2%
Lodging	0.7%
Machinery—Construction & Mining	0.3%
Media	4.1%
Oil & Gas	0.2%
Pharmaceuticals	4.0%
Retail	7.2%
Semiconductors	9.4%
Software	13.8%
Telecommunications	10.5%
Textiles	0.5%
Transportation	1.0%
Other**	11.2%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS UltraInternational ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (96.8%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $49,298,092 (Collateralized by $50,765,000 of various U.S. Government Agency Obligations, 3.625%-5.75%,(a) 2/15/07-1/15/12, market value $50,278,122)	$49,291,000	$49,291,000

TOTAL REPURCHASE AGREEMENTS (Cost $49,291,000)		49,291,000

TOTAL INVESTMENT SECURITIES (Cost $49,291,000)—96.8%		49,291,000
Net other assets (liabilities)—3.2%		1,605,053

NET ASSETS—100.0%		$50,896,053

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Represents the effective yield or interest rate in effect at January 31, 2007.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 2/28/07	$101,979,770	$851,006

See accompanying notes to the financial statements.

PROFUNDS UltraEmerging Markets ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (113.0%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $138,234,888 (Collateralized by $139,317,000 of various Federal National Mortgage Association Securities, 5.26%-6.375%,(a) 2/15/08-6/15/09, market value $140,980,697)	$138,215,000	$138,215,000

TOTAL REPURCHASE AGREEMENTS (Cost $138,215,000)		138,215,000

TOTAL INVESTMENT SECURITIES (Cost $138,215,000)—113.0%		138,215,000
Net other assets (liabilities)—(13.0%)		(15,874,035)

NET ASSETS—100.0%		$122,340,965

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Represents the effective yield or interest rate in effect at January 31, 2007.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 2/28/07	$245,365,807	$5,955,860

See accompanying notes to the financial statements.

PROFUNDS UltraJapan ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (102.3%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $197,778,454 (Collateralized by $199,100,000 of various U.S. Government Agency Obligations, 5.125%-5.375%, 10/24/07-8/19/11, market value $201,709,969)	$197,750,000	$197,750,000

TOTAL REPURCHASE AGREEMENTS (Cost $197,750,000)		197,750,000

Options Purchased(NM)
	Contracts
Nikkei 225 Futures Put Option 9500 expiring March 2007	5,200	57,746

TOTAL OPTIONS PURCHASED (Cost $149,550)		57,746

TOTAL INVESTMENT SECURITIES (Cost $197,899,550)—102.3%		197,807,746
Net other assets (liabilities)—(2.3%)		(4,377,804)

NET ASSETS—100.0%		$193,429,942

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring March 2007 (Underlying face amount at value $301,194,425)	3,463	$15,064,413
Japanese Yen Denominated Nikkei 225 Futures Contract expiring March 2007 (Underlying face amount at value in U.S. Dollars $34,950,066)	485	2,132,676

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 2/28/07	$55,060,668	$(435,041)

See accompanying notes to the financial statements.

PROFUNDS Bear ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (101.1%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $27,396,942 (Collateralized by $28,124,000 of various U.S. Government Agency Obligations, 3.625%-4.375%, 3/15/07-9/17/10, market value $27,944,581)	$27,393,000	$27,393,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,393,000)		27,393,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option 1750 expiring March 2007	100	600

TOTAL OPTIONS PURCHASED (Cost $1,700)		600

TOTAL INVESTMENT SECURITIES (Cost $27,394,700)—101.1%		27,393,600
Net other assets (liabilities)—(1.1%)		(299,501)

NET ASSETS—100.0%		$27,094,099

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2007 (Underlying face amount at value $11,183,250)	31	$(110,477)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/07	$(12,553,358)	$(151,838)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/07	(3,357,261)	(40,607)

See accompanying notes to the financial statements.

PROFUNDS Short Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (99.5%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $30,867,441 (Collateralized by $31,752,000 of various U.S. Government Agency Obligations, 2.75%-4.375%, 4/5/07-9/17/10, market value $31,484,618)	$30,863,000	$30,863,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,863,000)		30,863,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option 1100 expiring February 2007	90	585

TOTAL OPTIONS PURCHASED (Cost $2,654)		585

TOTAL INVESTMENT SECURITIES (Cost $30,865,654)—99.5%		30,863,585
Net other assets (liabilities)—0.5%		159,718

NET ASSETS—100.0%		$31,023,303

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $4,415,400)	11	$(50)
E-Mini Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $8,911,080)	111	(200,047)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	$($4,590,217)	$(40,893)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	(13,017,521)	(120,412)

See accompanying notes to the financial statements.

PROFUNDS Short OTC ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (103.9%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $26,981,882 (Collateralized by $27,687,000 of various U.S. Government Agency Obligations, 3.375%-4.375%, 4/5/07-9/17/10, market value $27,523,464)	$26,978,000	$26,978,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,978,000)		26,978,000

Options Purchased(NM)
	Contracts
NASDAQ Futures Call Option 2600 expiring March 2007	200	780

TOTAL OPTIONS PURCHASED (Cost $1,900)		780

TOTAL INVESTMENT SECURITIES (Cost $26,979,900)—103.9%		26,978,780
Net other assets (liabilities)—(3.9%)		(1,000,444)

NET ASSETS—100.0%		$25,978,336

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2007 (Underlying face amount at value $ 5,772,800)	32	$38,670

Swap Agreements
	Notional Amount at value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/07	$(6,062,366)	$(56,793)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/07	(14,144,743)	(147,968)

See accompanying notes to the financial statements.

PROFUNDS UltraBear ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (93.9%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $101,187,558 (Collateralized by $101,286,000 of various U.S. Government Agency Obligations, 3.00%-7.125%, 3/15/07-6/15/10, market value $103,200,521)	$101,173,000	$101,173,000

TOTAL REPURCHASE AGREEMENTS (Cost $101,173,000)		101,173,000

Options Purchased(NM)
	Contracts
S&P 500 Futures Call Option 1750 expiring March 2007	500	3,000

TOTAL OPTIONS PURCHASED (Cost $8,500)		3,000

TOTAL INVESTMENT SECURITIES (Cost $101,181,500)—93.9%		101,176,000
Net other assets (liabilities)—6.1%		6,610,461

NET ASSETS—100.0%		$107,786,461

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2007 (Underlying face amount at value $161,616,000)	448	$(1,793,216)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/07	$(45,822,364)	$(554,239)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/07	(8,715,943)	(105,423)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Mid-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (105.4%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $9,012,297 (Collateralized by $9,305,000 of various U.S. Government Agency Obligations, 3.75%-4.25%, 4/5/07-4/1/10, market value $9,196,499)	$9,011,000	$9,011,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,011,000)		9,011,000

Options Purchased(NM)
	Contracts
S&P MidCap 400 Futures Call Option 1100 expiring February 2007	85	553

TOTAL OPTIONS PURCHASED (Cost $2,507)		553

TOTAL INVESTMENT SECURITIES (Cost $9,013,507)—105.4%		9,011,553
Net other assets (liabilities)—(5.4%)		(461,699)

NET ASSETS—100.0%		$8,549,854

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring March 2007 (Underlying face amount at value $333,960)	4	$5,447

Futures Contracts Sold
S&P MidCap 400 Futures Contract expiring March 2007 (Underlying face amount at value $417,450)	1	(5,205)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/07	$(5,481,158)	$(78,446)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 2/28/07	(11,496,464)	(139,644)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Small-Cap ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (100.6%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $180,343,946 (Collateralized by $178,808,000 of various U.S. Government Agency Obligations, 2.75%-5.625%, 2/15/07-3/15/11, market value $183,930,403)	$180,318,000	$180,318,000

TOTAL REPURCHASE AGREEMENTS (Cost $180,318,000)		180,318,000

Options Purchased(NM)
	Contracts
Russell 2000 Futures Call Option 1100 expiring February 2007	200	1,300
Russell 2000 Futures Call Option 1100 expiring March 2007	600	11,700

TOTAL OPTIONS PURCHASED (Cost $23,599)		13,000

TOTAL INVESTMENT SECURITIES (Cost $180,341,599)—100.6%		180,331,000
Net other assets (liabilities)—(0.6%)		(1,141,682)

NET ASSETS—100.0%		$179,189,318

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $65,026,800)	162	$(729)
E-Mini Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $48,328,560)	602	(902,018)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	$(23,958,344)	$(213,439)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	(219,386,952)	(2,043,505)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Dow 30 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreement (98.1%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $18,831,709 (Collateralized by $18,971,000 of various U.S. Government Agency Obligations, 3.375%-3.625%, 2/15/07-2/15/08, market value $19,207,484)	$18,829,000	$18,829,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,829,000)		18,829,000

Options Purchased(NM)
	Contracts
Dow Jones Futures Call Option 16000 expiring February 2007	590	1,451

TOTAL OPTIONS PURCHASED (Cost $7,964)		1,451

TOTAL INVESTMENT SECURITIES (Cost $18,836,964)—98.1%		18,830,451
Net other assets (liabilities)—1.9%		362,061

NET ASSETS—100.0%		$19,192,512

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring March 2007 (Underlying face amount at value $22,601,670)	357	$(313,590)

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 2/28/07	$(15,748,157)	$(174,941)

See accompanying notes to the financial statements.

PROFUNDS UltraShort OTC ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (92.4%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $168,234,204 (Collateralized by $167,672,000 of various U.S. Government Agency Obligations, 3.00%-5.625%, 2/15/07-3/15/11, market value $171,582,611)	$168,210,000	$168,210,000

TOTAL REPURCHASE AGREEMENTS (Cost $168,210,000)		168,210,000

Options Purchased(NM)
	Contracts
NASDAQ Futures Call Option 2600 expiring March 2007	1,195	4,661

TOTAL OPTIONS PURCHASED (Cost $11,353)		4,661

TOTAL INVESTMENT SECURITIES (Cost $168,221,353)—92.4%		168,214,661
Net other assets (liabilities)—7.6%		13,930,045

NET ASSETS—100.0%		$182,144,706

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring March 2007 (Underlying face amount at value $171,199,600)	949	$1,821,450

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/07	$(85,924,333)	$(804,952)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 2/28/07	(106,731,472)	(1,064,942)

See accompanying notes to the financial statements.

PROFUNDS UltraShort International ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (101.7%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $114,642,493 (Collateralized by $117,267,000 of various U.S. Government Agency Obligations, 2.75%-5.26%, 2/15/08-5/21/09, market value $116,922,297)	$114,626,000	$114,626,000

TOTAL REPURCHASE AGREEMENTS (Cost $114,626,000)		114,626,000

TOTAL INVESTMENT SECURITIES (Cost $114,626,000)—101.7%		114,626,000
Net other assets (liabilities)—(1.7%)		(1,912,328)

NET ASSETS—100.0%		$112,713,672

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Represents the effective yield or interest rate in effect at January 31, 2007.

Swap Agreements
	Notional Amount At Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 2/28/07	$(224,922,413)	$(1,979,150)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Emerging Markets ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (107.7%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $34,466,959 (Collateralized by $35,745,000 of various Federal Home Loan Bank Securities, 3.00%-4.375%, 4/15/09-9/17/10, market value $35,158,267)	$34,462,000	$34,462,000

TOTAL REPURCHASE AGREEMENTS (Cost $34,462,000)		34,462,000

TOTAL INVESTMENT SECURITIES (Cost $34,462,000)—107.7%		34,462,000
Net other assets (liabilities)—(7.7%)		(2,473,259)

NET ASSETS—100.0%		$31,988,741

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 2/28/07	$(64,131,736)	$(1,401,789)

See accompanying notes to the financial statements.

PROFUNDS UltraShort Japan ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (25.1%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $8,888,279 (Collateralized by $8,949,000 of various U.S. Government Agency Obligations, 4.25%-4.875%, 4/5/07-2/18/11, market value $9,065,389)	$8,887,000	$8,887,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,887,000)		8,887,000

Options Purchased(NM)
	Contracts
Nikkei 225 Futures Call Option 23000 expiring March 2007	700	13,790

TOTAL OPTIONS PURCHASED (Cost $20,300)		13,790

TOTAL INVESTMENT SECURITIES (Cost $8,907,300)—25.1%		8,900,790
Net other assets (liabilities)—74.9%		26,469,932

NET ASSETS—100.0%		$35,370,722

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring March 2007 (Underlying face amount at value $54,359,375)	625	$233,633

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 2/28/07	$(16,763,369)	$(8,539)

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.3%)
	Shares	Value
Alabama National BanCorp (Banks)	56	$3,938
Amcore Financial, Inc. (Banks)	56	1,891
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	56	1,672
Associated Banc-Corp (Banks)	336	11,464
Astoria Financial Corp. (Savings & Loans)	252	7,457
BancorpSouth, Inc. (Banks)	196	4,965
Bank of America Corp. (Banks)	12,572	661,037
Bank of Hawaii Corp. (Banks)	140	7,329
Bank of New York Co., Inc. (Banks)	2,100	84,021
BB&T Corp. (Banks)	1,512	63,897
BOK Financial Corp. (Banks)	56	2,978
Cathay Bancorp, Inc. (Banks)	112	3,882
Chittenden Corp. (Banks)	140	4,264
Citigroup, Inc. (Diversified Financial Services)	13,888	765,646
Citizens Banking Corp. (Banks)	196	4,804
City National Corp. (Banks)	112	8,056
Comerica, Inc. (Banks)	448	26,566
Commerce Bancorp, Inc. (Banks)	532	17,971
Commerce Bancshares, Inc. (Banks)	196	9,628
Compass Bancshares, Inc. (Banks)	364	22,168
Cullen/Frost Bankers, Inc. (Banks)	168	8,993
Dime Community Bancshares, Inc. (Savings & Loans)	84	1,128
Doral Financial Corp. (Diversified Financial Services)	252	653
Downey Financial Corp. (Savings & Loans)	56	4,006
East-West Bancorp, Inc. (Banks)	168	6,451
F.N.B. Corp. (Banks)	168	2,955
Fifth Third Bancorp (Banks)	1,316	52,508
First BanCorp. (Banks)	196	2,093
First Community Bancorp—Class A (Banks)	84	4,477
First Horizon National Corp. (Banks)	336	14,650
First Midwest Bancorp, Inc. (Banks)	140	5,256
First Niagara Financial Group, Inc. (Savings & Loans)	308	4,463
FirstFed Financial Corp.* (Savings & Loans)	56	3,861
FirstMerit Corp. (Banks)	196	4,414
Frontier Financial Corp. (Banks)	140	3,812
Fulton Financial Corp. (Banks)	476	7,616
Greater Bay Bancorp (Banks)	140	3,912
Hancock Holding Co. (Banks)	84	3,947
Hudson City Bancorp, Inc. (Savings & Loans)	1,456	20,049
Huntington Bancshares, Inc. (Banks)	644	14,992
IndyMac Bancorp, Inc. (Diversified Financial Services)	196	7,622
International Bancshares Corp. (Banks)	140	4,103
J.P. Morgan Chase & Co. (Diversified Financial Services)	9,716	494,836
KeyCorp (Banks)	1,120	42,750
Lazard, Ltd.—Class AADR (Diversified Financial Services)	140	7,106
M&T Bank Corp. (Banks)	224	27,173

Common Stocks, continued
	Shares	Value
MAF Bancorp, Inc. (Savings & Loans)	84	$3,775
Marshall & Ilsley Corp. (Banks)	672	31,624
Mercantile Bankshares Corp. (Banks)	364	17,148
National City Corp. (Banks)	1,680	63,588
New York Community Bancorp (Savings & Loans)	756	12,769
NewAlliance Bancshares, Inc. (Savings & Loans)	280	4,480
Northern Trust Corp. (Banks)	532	32,319
Old National Bancorp (Banks)	168	3,148
Pacific Capital Bancorp (Banks)	140	4,474
Park National Corp. (Banks)	28	2,759
People’s Bank (Savings & Loans)	168	7,558
PFF Bancorp, Inc. (Savings & Loans)	56	1,897
PNC Financial Services Group (Banks)	812	59,901
Popular, Inc. (Banks)	700	12,782
Provident Bankshares Corp. (Banks)	84	2,977
Provident Financial Services, Inc. (Savings & Loans)	168	3,058
Regions Financial Corp. (Banks)	2,044	74,115
Sky Financial Group, Inc. (Banks)	308	8,732
South Financial Group, Inc. (Banks)	196	5,065
Sovereign Bancorp, Inc. (Savings & Loans)	924	22,777
Sterling Bancshares, Inc. (Banks)	224	2,699
SunTrust Banks, Inc. (Banks)	980	81,438
Susquehanna Bancshares, Inc. (Banks)	140	3,534
SVB Financial Group* (Banks)	84	3,919
Synovus Financial Corp. (Banks)	756	24,139
TCF Financial Corp. (Banks)	336	8,528
TD Banknorth, Inc. (Banks)	280	9,030
The Colonial BancGroup, Inc. (Banks)	420	10,307
TrustCo Bank Corp. NY (Banks)	196	2,062
Trustmark Corp. (Banks)	140	4,124
U.S. Bancorp (Banks)	4,900	174,440
UCBH Holdings, Inc. (Banks)	252	4,725
Umpqua Holdings Corp. (Banks)	168	4,780
UnionBanCal Corp. (Banks)	140	9,047
United Bankshares, Inc. (Banks)	112	4,090
United Community Banks, Inc. (Banks)	112	3,658
Valley National Bancorp (Banks)	336	8,605
W Holding Co., Inc. (Banks)	364	1,915
Wachovia Corp. (Banks)	5,348	302,162
Washington Federal, Inc. (Savings & Loans)	252	5,844
Washington Mutual, Inc. (Savings & Loans)	2,632	117,360
Webster Financial Corp. (Banks)	168	8,370
Wells Fargo & Co. (Banks)	8,820	316,815
Westamerica Bancorp (Banks)	84	4,187
Whitney Holding Corp. (Banks)	196	6,201
Wilmington Trust Corp. (Banks)	196	8,218
Wintrust Financial Corp. (Banks)	84	3,846
Zions Bancorp (Banks)	308	26,125

TOTAL COMMON STOCKS (Cost $3,173,821)		4,002,574

See accompanying notes to the financial statements.

PROFUNDS Banks UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (25.2%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $1,338,193 (Collateralized by $1,350,000 Federal National Mortgage Association, 3.625%, 3/15/07, market value $1,365,955)	$1,338,000	$1,338,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,338,000)		1,338,000

TOTAL INVESTMENT SECURITIES (Cost $4,511,821)—100.5%		5,340,574
Net other assets (liabilities)—(0.5%)		(28,242)

NET ASSETS—100.0%		$5,312,332

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 2/26/07	$4,074,709	$18,128

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Banks	47.1%
Diversified Financial Services	24.0%
Savings & Loans	4.2%
Other**	24.7%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (76.3%)
	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	7,616	$568,611
Airgas, Inc. (Chemicals)	2,499	104,008
AK Steel Holding Corp.* (Iron/Steel)	4,046	85,128
Albemarle Corp. (Chemicals)	1,428	111,355
Alcoa, Inc. (Mining)	31,773	1,026,268
Allegheny Technologies, Inc. (Iron/Steel)	3,451	357,144
Alpha Natural Resources, Inc.* (Coal)	1,904	25,666
Arch Coal, Inc. (Coal)	5,236	155,614
Ashland, Inc. (Chemicals)	2,023	140,700
Avery Dennison Corp. (Household Products/Wares)	3,570	244,045
Bowater, Inc. (Forest Products & Paper)	2,023	55,370
Cabot Corp. (Chemicals)	2,023	90,509
Cambrex Corp. (Biotechnology)	952	20,830
Carpenter Technology Corp. (Iron/Steel)	952	111,479
Celanese Corp.—Series A (Chemicals)	4,998	131,198
Chaparral Steel Co. (Iron/Steel)	1,547	79,330
Chemtura Corp. (Chemicals)	8,806	101,445
Cleveland-Cliffs, Inc. (Iron/Steel)	1,547	84,559
Coeur d’Alene Mines Corp.* (Mining)	10,115	44,304
Commercial Metals Co. (Metal Fabricate/Hardware)	4,403	119,366
CONSOL Energy, Inc. (Coal)	6,664	229,442
Cytec Industries, Inc. (Chemicals)	1,428	83,138
Du Pont (Chemicals)	33,558	1,663,133
Eastman Chemical Co. (Chemicals)	2,975	174,216
Ecolab, Inc. (Chemicals)	6,664	292,550
Ferro Corp. (Chemicals)	1,547	32,967
FMC Corp. (Chemicals)	1,309	101,906
Foundation Coal Holdings, Inc. (Coal)	1,666	55,444
Freeport-McMoRan Copper & Gold, Inc.—Class B (Mining)	7,140	410,621
Fuller (H.B.) Co. (Chemicals)	2,142	55,414
Georgia Gulf Corp. (Chemicals)	1,190	24,764
Headwaters, Inc.* (Energy—Alternate Sources)	1,547	35,148
Hercules, Inc.* (Chemicals)	4,165	81,676
Huntsman Corp.* (Chemicals)	3,332	69,672
International Coal Group, Inc.* (Coal)	4,403	21,046
International Flavors & Fragrances, Inc. (Chemicals)	2,975	144,228
International Paper Co. (Forest Products & Paper)	16,541	557,432
Kaiser Aluminum Corp.* (Mining)	476	31,440
Lubrizol Corp. (Chemicals)	2,499	128,748
Lyondell Chemical Co. (Chemicals)	8,211	259,632
Macdermid, Inc. (Chemicals)	952	33,025
Massey Energy Co. (Coal)	2,737	64,840
Meridian Gold, Inc.ADR* (Mining)	3,689	107,793
Minerals Technologies, Inc. (Chemicals)	714	41,462
Monsanto Co. (Agriculture)	19,754	1,088,248
Neenah Paper, Inc. (Forest Products & Paper)	595	20,307
Newmont Mining Corp. (Mining)	16,422	740,632
Nucor Corp. (Iron/Steel)	9,996	645,142
Olin Corp. (Chemicals)	2,618	44,087
OM Group, Inc.* (Chemicals)	1,071	52,329
Peabody Energy Corp. (Coal)	9,639	393,560
Phelps Dodge Corp. (Mining)	7,378	911,921
PPG Industries, Inc. (Chemicals)	6,069	402,314

Common Stocks, continued
	Shares	Value
Praxair, Inc. (Chemicals)	11,900	$750,414
Reliance Steel & Aluminum Co. (Iron/Steel)	2,261	94,148
Rohm & Haas Co. (Chemicals)	5,117	266,391
RPM, Inc. (Chemicals)	4,284	99,517
RTI International Metals, Inc.* (Mining)	833	68,098
Ryerson, Inc. (Iron/Steel)	833	26,131
Schulman (A.), Inc. (Chemicals)	833	17,393
Sensient Technologies Corp. (Chemicals)	1,666	41,117
Sigma-Aldrich Corp. (Chemicals)	4,046	153,546
Southern Copper Corp. (Mining)	2,618	163,625
Steel Dynamics, Inc. (Iron/Steel)	3,332	130,648
Stillwater Mining Co.* (Mining)	1,666	21,591
The Dow Chemical Co. (Chemicals)	35,224	1,463,204
The Mosaic Co.* (Chemicals)	5,355	106,672
Titanium Metals Corp.* (Mining)	2,975	91,749
Tredegar Corp. (Miscellaneous Manufacturing)	952	21,867
United States Steel Corp. (Iron/Steel)	4,284	357,671
USEC, Inc.* (Mining)	3,213	43,568
Valspar Corp. (Chemicals)	3,451	97,249
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	1,785	25,418
Weyerhaeuser Co. (Forest Products & Paper)	8,568	642,600
Worthington Industries, Inc. (Metal Fabricate/Hardware)	2,618	50,213

TOTAL COMMON STOCKS (Cost $13,395,093)		17,388,036

Repurchase Agreements (23.6%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $5,385,775 (Collateralized by $5,489,000 of various U.S. Government Agency Obligations, 3.375%-4.375%, 4/5/07-3/17/10, market value $5,495,473)	$5,385,000	5,385,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,385,000)		5,385,000

TOTAL INVESTMENT SECURITIES (Cost $18,780,093)—99.9%		22,773,036
Net other assets (liabilities)—0.1%		13,645

NET ASSETS—100.0%		$22,786,681

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index expiring 2/26/07	$17,508,726	$393,445

See accompanying notes to the financial statements.

PROFUNDS Basic Materials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Agriculture	4.8%
Biotechnology	0.1%
Chemicals	34.7%
Coal	4.1%
Energy—Alternative Sources	0.2%
Forest Products & Paper	5.7%
Household Products/Wares	1.1%
Iron/Steel	8.7%
Metal Fabricate/Hardware	0.7%
Mining	16.1%
Miscellaneous Manufacturing	0.1%
Other**	23.7%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Biotechnology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.2%)
	Shares	Value
Affymetrix, Inc.* (Biotechnology)	4,056	$101,238
Alexion Pharmaceuticals, Inc.* (Biotechnology)	2,028	84,304
Amgen, Inc.* (Biotechnology)	69,264	4,874,107
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	7,020	272,236
Applera Corp.—Celera Genomics Group* (Biotechnology)	4,680	74,225
Biogen Idec, Inc.* (Biotechnology)	19,968	965,253
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	5,460	103,412
Biosite Diagnostics, Inc.* (Healthcare—Products)	1,092	58,837
Celgene Corp.* (Biotechnology)	22,152	1,189,119
Charles River Laboratories International, Inc.* (Biotechnology)	3,900	175,500
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	3,276	60,278
CV Therapeutics, Inc.* (Pharmaceuticals)	3,276	44,193
Delta & Pine Land Co. (Agriculture)	2,184	88,889
Enzo Biochem, Inc.* (Biotechnology)	1,716	25,465
Enzon, Inc.* (Biotechnology)	2,652	23,656
Gen-Probe, Inc.* (Healthcare—Products)	3,120	161,367
Genentech, Inc.* (Biotechnology)	27,456	2,398,831
Genzyme Corp.* (Biotechnology)	15,444	1,015,134
Gilead Sciences, Inc.* (Pharmaceuticals)	27,144	1,745,903
Human Genome Sciences, Inc.* (Biotechnology)	7,800	91,884
Illumina, Inc.* (Biotechnology)	3,120	127,452
ImClone Systems, Inc.* (Pharmaceuticals)	3,588	105,702
Incyte Genomics, Inc.* (Biotechnology)	4,524	33,613
InterMune, Inc.* (Biotechnology)	1,560	54,600
Invitrogen Corp.* (Biotechnology)	2,808	171,934
Medarex, Inc.* (Pharmaceuticals)	7,176	96,661
MedImmune, Inc.* (Biotechnology)	14,196	492,033
Millennium Pharmaceuticals, Inc.* (Biotechnology)	18,720	207,792
Myriad Genetics, Inc.* (Biotechnology)	2,340	83,632
Nabi Biopharmaceuticals* (Pharmaceuticals)	3,588	20,810
Nektar Therapeutics* (Biotechnology)	5,304	67,361
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	2,184	30,532
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,652	31,426
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	3,432	116,757
PDL BioPharma, Inc.* (Biotechnology)	6,864	140,781
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,744	74,468
Savient Pharmaceuticals, Inc.* (Biotechnology)	3,120	46,582
Techne Corp.* (Healthcare—Products)	2,184	126,759
Telik, Inc.* (Biotechnology)	3,120	20,935

Common Stocks, continued
	Shares	Value
United Therapeutics Corp.* (Pharmaceuticals)	1,248	$66,893
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,488	264,701

TOTAL COMMON STOCKS (Cost $9,839,903)		15,935,255

Repurchase Agreements (26.4%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $5,592,805 (Collateralized by $5,698,000 of various U.S. Government Agency Obligations, 4.25%-4.375%, 4/5/07-3/17/10, market value $5,707,897)	$5,592,000	5,592,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,592,000)		5,592,000

TOTAL INVESTMENT SECURITIES (Cost $15,431,903)—101.6%		21,527,255
Net other assets (liabilities)—(1.6%)		(335,847)

NET ASSETS—100.0%		$21,191,408

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 2/26/07	$16,058,773	$(368,167)

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January, 31 2007:

Agriculture	0.4%
Biotechnology	60.5%
Healthcare—Products	1.6%
Pharmaceuticals	12.7%
Other**	24.8%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.0%)
	Shares	Value
Acco Brands Corp.* (Household Products/Wares)	220	$5,309
Activision, Inc.* (Software)	1,232	20,981
Alberto-Culver Co. (Cosmetics/Personal Care)	352	8,050
Altria Group, Inc. (Agriculture)	9,152	799,793
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	176	3,657
Anheuser-Busch Cos., Inc. (Beverages)	3,212	163,716
Archer-Daniels-Midland Co. (Agriculture)	2,640	84,480
ArvinMeritor, Inc. (Auto Parts & Equipment)	308	5,929
Avon Products, Inc. (Cosmetics/Personal Care)	1,980	68,092
Beazer Homes USA, Inc. (Home Builders)	176	7,658
Black & Decker Corp. (Hand/Machine Tools)	308	26,882
Blyth, Inc. (Household Products/Wares)	132	2,744
BorgWarner, Inc. (Auto Parts & Equipment)	264	18,095
Briggs & Stratton Corp. (Machinery—Diversified)	220	6,521
Brown-Forman Corp. (Beverages)	220	14,430
Brunswick Corp. (Leisure Time)	396	13,508
Bunge, Ltd.ADR (Agriculture)	528	40,630
Callaway Golf Co. (Leisure Time)	308	5,088
Campbell Soup Co. (Food)	1,056	40,635
Carter’s, Inc.* (Apparel)	220	5,588
Centex Corp. (Home Builders)	528	28,348
Champion Enterprises, Inc.* (Home Builders)	352	2,890
Chiquita Brands International, Inc. (Food)	176	2,793
Church & Dwight, Inc. (Household Products/Wares)	264	11,962
Cintas Corp. (Textiles)	616	25,348
Clorox Co. (Household Products/Wares)	660	43,177
Coach, Inc.* (Apparel)	1,628	74,661
Coca-Cola Co. (Beverages)	9,504	455,052
Coca-Cola Enterprises, Inc. (Beverages)	1,232	25,281
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,288	156,270
ConAgra Foods, Inc. (Food)	2,244	57,693
Constellation Brands, Inc.* (Beverages)	924	22,860
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	264	4,221
Corn Products International, Inc. (Food)	308	10,549
Crocs, Inc.* (Apparel)	176	8,860
D.R. Horton, Inc. (Home Builders)	1,188	34,523
Dean Foods Co.* (Food)	572	25,311
Del Monte Foods Co. (Food)	880	10,085
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,276	32,997
Electronic Arts, Inc.* (Software)	1,320	66,000
Energizer Holdings, Inc.* (Electrical Components & Equipment)	220	18,751
Ethan Allen Interiors, Inc. (Home Furnishings)	132	4,972
Fleetwood Enterprises, Inc.* (Home Builders)	264	2,431
Flowers Foods, Inc. (Food)	264	7,424
Ford Motor Co. (Auto Manufacturers)	8,008	65,105
Fossil, Inc.* (Household Products/Wares)	220	4,952
Furniture Brands International, Inc. (Home Furnishings)	176	2,934
G & K Services, Inc. (Textiles)	88	3,282
Garmin, Ltd.ADR (Electronics)	528	26,516
General Mills, Inc. (Food)	1,496	85,632
General Motors Corp. (Auto Manufacturers)	2,156	70,803
Gentex Corp. (Electronics)	616	10,774
Genuine Parts Co. (Distribution/Wholesale)	748	35,545

Common Stocks, continued
	Shares	Value
Hanesbrands, Inc.* (Apparel)	440	$11,255
Hansen Natural Corp.* (Beverages)	308	11,732
Harley-Davidson, Inc. (Leisure Time)	1,144	78,100
Harman International Industries, Inc. (Home Furnishings)	308	29,128
Hasbro, Inc. (Toys/Games/Hobbies)	616	17,494
Heinz (H.J.) Co. (Food)	1,364	64,272
Herbalife, Ltd.ADR* (Pharmaceuticals)	176	5,773
Herman Miller, Inc. (Office Furnishings)	308	11,581
HNI Corp. (Office Furnishings)	176	8,543
Hormel Foods Corp. (Food)	308	11,673
Hovnanian Enterprises, Inc.—Class A* (Home Builders)	132	4,394
Interface, Inc.—Class A* (Office Furnishings)	220	3,348
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	132	2,676
Jarden Corp.* (Household Products/Wares)	264	9,681
JM Smucker Co. (Food)	264	12,537
Johnson Controls, Inc. (Auto Parts & Equipment)	836	77,296
Jones Apparel Group, Inc. (Apparel)	484	16,533
KB Home (Home Builders)	352	19,085
Kellogg Co. (Food)	1,100	54,197
Kellwood Co. (Apparel)	88	2,886
Kimberly-Clark Corp. (Household Products/Wares)	2,024	140,465
Kraft Foods, Inc. (Food)	924	32,266
La-Z-Boy, Inc. (Home Furnishings)	220	2,834
Lancaster Colony Corp. (Miscellaneous Manufacturing)	132	5,774
Lear Corp. (Auto Parts & Equipment)	308	10,429
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	792	19,198
Lennar Corp.—Class A (Home Builders)	572	31,105
Lennar Corp.—Class B (Home Builders)	44	2,225
Liz Claiborne, Inc. (Apparel)	440	19,536
Loews Corp.—Carolina Group (Agriculture)	484	33,173
M.D.C. Holdings, Inc. (Home Builders)	132	7,692
Martek Biosciences Corp.* (Biotechnology)	132	3,077
Marvel Entertainment, Inc.* (Toys/Games/Hobbies)	264	7,371
Mattel, Inc. (Toys/Games/Hobbies)	1,672	40,730
McCormick & Co., Inc. (Food)	484	18,895
Meritage Homes Corp.* (Home Builders)	88	3,912
Modine Manufacturing Co. (Auto Parts & Equipment)	132	3,453
Mohawk Industries, Inc.* (Textiles)	220	18,132
Molson Coors Brewing Co.—Class B (Beverages)	308	24,886
Monaco Coach Corp. (Home Builders)	132	1,991
NBTY, Inc.* (Pharmaceuticals)	264	13,688
Newell Rubbermaid, Inc. (Housewares)	1,232	36,393
NIKE, Inc.—Class B (Apparel)	748	73,910
Nu Skin Enterprises, Inc. (Retail)	220	4,059
Nutri/System, Inc.* (Commercial Services)	132	5,815
NVR, Inc.* (Home Builders)	44	30,471
Oakley, Inc. (Healthcare—Products)	132	3,057
PepsiAmericas, Inc. (Beverages)	264	5,821
PepsiCo, Inc. (Beverages)	7,304	476,513
Phillips-Van Heusen Corp. (Apparel)	264	14,560
Polaris Industries, Inc. (Leisure Time)	176	8,230
Polo Ralph Lauren Corp. (Apparel)	264	21,661
Pool Corp. (Distribution/Wholesale)	220	8,052

See accompanying notes to the financial statements.

PROFUNDS Consumer Goods UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Procter & Gamble Co. (Cosmetics/Personal Care)	13,992	$907,662
Pulte Homes, Inc. (Home Builders)	924	31,730
Quiksilver, Inc.* (Apparel)	528	7,503
Ralcorp Holdings, Inc.* (Food)	132	7,305
Reynolds American, Inc. (Agriculture)	748	48,246
Sara Lee Corp. (Food)	3,300	56,595
Select Comfort Corp.* (Retail)	220	4,057
Smithfield Foods, Inc.* (Food)	484	12,710
Snap-on, Inc. (Hand/Machine Tools)	220	10,606
Spectrum Brands, Inc.* (Household Products/Wares)	176	2,130
Standard Pacific Corp. (Home Builders)	264	7,244
Steelcase, Inc.—Class A (Office Furnishings)	264	5,172
Superior Industries International, Inc. (Auto Parts & Equipment)	88	1,793
Take-Two Interactive Software, Inc.* (Software)	308	5,353
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	528	25,080
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	704	17,382
The Hain Celestial Group, Inc.* (Food)	176	5,174
The Hershey Co. (Food)	704	35,932
The Nautilus Group, Inc. (Leisure Time)	132	2,153
The Pepsi Bottling Group, Inc. (Beverages)	572	18,092
The Ryland Group, Inc. (Home Builders)	176	9,888
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	220	11,785
The Stanley Works (Hand/Machine Tools)	352	20,156
The Stride Rite Corp. (Apparel)	132	2,278
The Timberland Co.—Class A* (Apparel)	220	6,637
Thor Industries, Inc. (Home Builders)	176	7,438
THQ, Inc.* (Software)	264	7,999
Toll Brothers, Inc.* (Home Builders)	528	17,862
Tootsie Roll Industries, Inc. (Food)	88	2,791
TreeHouse Foods, Inc.* (Food)	132	3,935
Tupperware Corp. (Household Products/Wares)	264	6,159
Tyson Foods, Inc.—Class A (Food)	1,100	19,525
Under Armour, Inc.—Class A* (Retail)	132	6,705
Universal Corp. (Agriculture)	132	6,380
UST, Inc. (Agriculture)	704	40,438
V. F. Corp. (Apparel)	396	30,045
Visteon Corp.* (Auto Parts & Equipment)	572	4,576
WCI Communities, Inc.* (Home Builders)	132	2,858
WD-40 Co. (Household Products/Wares)	88	2,898
Weight Watchers International, Inc. (Commercial Services)	176	9,509
Whirlpool Corp. (Home Furnishings)	352	32,183
Winnebago Industries, Inc. (Home Builders)	132	4,427
Wolverine World Wide, Inc. (Apparel)	264	8,123
Wrigley (Wm.) Jr. Co. (Food)	968	49,871
Yankee Candle Co., Inc. (Household Products/Wares)	176	6,095

TOTAL COMMON STOCKS (Cost $5,233,771)		5,893,826

Repurchase Agreements (20.3%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $1,592,229 (Collateralized by $1,606,000 Federal National Mortgage Association, 3.625%, 3/15/07, market value $1,624,981)	$1,592,000	$1,592,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,592,000)		1,592,000

TOTAL INVESTMENT SECURITIES (Cost $6,825,771)—95.3%		7,485,826
Net other assets (liabilities)—4.7%		367,955

NET ASSETS—100.0%		$7,853,781

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)

Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Goods Index expiring 2/26/07	$5,869,023	$(11,936)

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Agriculture	13.4%
Apparel	3.9%
Auto Manufacturers	1.7%
Auto Parts & Equipment	1.9%
Beverages	15.5%
Biotechnology	NM
Commercial Services	0.2%
Cosmetics/Personal Care	14.8%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Food	8.0%
Hand/Machine Tools	0.7%
Healthcare—Products	NM
Home Builders	3.3%
Home Furnishings	0.9%
Household Products/Wares	3.1%
Housewares	0.5%
Leisure Time	1.4%
Machinery—Diversified	0.1%
Miscellaneous Manufacturing	0.7%
Office Furnishings	0.4%
Pharmaceuticals	0.2%
Retail	0.2%
Software	1.3%
Textiles	0.6%
Toys/Games/Hobbies	0.9%
Other**	25.0%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.3%)
	Shares	Value
Abercrombie & Fitch Co.—Class A (Retail)	545	$43,349
Adesa, Inc. (Commercial Services)	545	15,816
Advance Auto Parts, Inc. (Retail)	654	24,819
ADVO, Inc. (Advertising)	218	7,146
Aeropostale, Inc.* (Retail)	327	11,752
AirTran Holdings, Inc.* (Airlines)	545	6,033
Alaska Air Group, Inc.* (Airlines)	218	9,341
Amazon.com, Inc.* (Internet)	1,962	73,909
American Eagle Outfitters, Inc. (Retail)	1,308	42,353
American Greetings Corp.—Class A (Household Products/Wares)	327	7,855
AmerisourceBergen Corp. (Pharmaceuticals)	1,308	68,513
AMR Corp.* (Airlines)	1,308	48,462
AnnTaylor Stores Corp.* (Retail)	436	15,042
Apollo Group, Inc.—Class A* (Commercial Services)	981	42,575
Applebee’s International, Inc. (Retail)	436	11,005
aQuantive, Inc.* (Internet)	436	11,685
Arbitron, Inc. (Commercial Services)	218	10,109
AutoNation, Inc.* (Retail)	981	22,023
AutoZone, Inc.* (Retail)	327	41,081
Avid Technology, Inc.* (Software)	327	12,099
Avis Budget Group, Inc. (Commercial Services)	654	16,651
Bally Technologies, Inc.* (Entertainment)	327	6,275
Barnes & Noble, Inc. (Retail)	327	12,730
Bed Bath & Beyond, Inc.* (Retail)	1,853	78,178
Belo Corp.—Class A (Media)	545	10,202
Best Buy Co., Inc. (Retail)	2,616	131,846
Big Lots, Inc.* (Retail)	763	19,785
BJ’s Wholesale Club, Inc.* (Retail)	436	13,315
Bob Evans Farms, Inc. (Retail)	218	7,405
Borders Group, Inc. (Retail)	436	9,147
Boyd Gaming Corp. (Lodging)	327	15,555
Brinker International, Inc. (Retail)	763	24,073
Cablevision Systems Corp.—Class A (Media)	1,526	46,223
Cardinal Health, Inc. (Pharmaceuticals)	2,616	186,835
Career Education Corp.* (Commercial Services)	654	18,750
Carmax, Inc.* (Retail)	654	37,559
Carnival Corp.ADR (Leisure Time)	2,725	140,501
Casey’s General Stores, Inc. (Retail)	327	8,345
Catalina Marketing Corp. (Advertising)	218	6,224
CBRL Group, Inc. (Retail)	218	10,222
CBS Corp.—Class B (Media)	4,469	139,299
CEC Entertainment, Inc.* (Retail)	218	9,219
Charming Shoppes, Inc.* (Retail)	763	10,011
Charter Communications, Inc.—Class A* (Media)	2,943	10,301
Cheesecake Factory, Inc.* (Retail)	545	15,058
Chemed Corp. (Commercial Services)	218	7,957
Chico’s FAS, Inc.* (Retail)	1,199	25,035
Choice Hotels International, Inc. (Lodging)	218	9,219
Circuit City Stores, Inc. (Retail)	1,090	22,247
Claire’s Stores, Inc. (Retail)	545	18,748
Clear Channel Communications, Inc. (Media)	2,943	106,890
CNET Networks, Inc.* (Internet)	872	7,979
Coldwater Creek, Inc.* (Retail)	436	8,131
Comcast Corp.—Special Class A* (Media)	12,862	570,044
Continental Airlines, Inc.—Class B* (Airlines)	545	22,612
Copart, Inc.* (Retail)	436	12,836

Common Stocks, continued
	Shares	Value
Corinthian Colleges, Inc.* (Commercial Services)	545	$7,118
Costco Wholesale Corp. (Retail)	3,052	171,461
CVS Corp. (Retail)	5,341	179,725
Darden Restaurants, Inc. (Retail)	872	34,130
DeVry, Inc. (Commercial Services)	436	12,278
Dick’s Sporting Goods, Inc.* (Retail)	218	11,225
Dillards, Inc.—Class A (Retail)	436	14,972
DIRECTV Group, Inc.* (Media)	5,341	130,267
Discovery Holding Co.—Class A* (Media)	1,744	28,898
Dollar General Corp. (Retail)	2,071	35,083
Dollar Tree Stores, Inc.* (Retail)	654	20,575
Dow Jones & Co., Inc. (Media)	327	12,331
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	327	9,215
Dress Barn, Inc.* (Retail)	327	7,348
Dun & Bradstreet Corp.* (Software)	436	37,060
eBay, Inc.* (Internet)	6,867	222,421
EchoStar Communications Corp.—Class A* (Media)	1,308	52,765
Expedia, Inc.* (Internet)	1,635	35,071
FactSet Research Systems, Inc. (Computers)	218	12,661
Family Dollar Stores, Inc. (Retail)	981	31,784
Federated Department Stores, Inc. (Retail)	3,597	149,240
Foot Locker, Inc. (Retail)	981	22,014
GameStop Corp. (New)—Class B* (Retail)	109	5,827
GameStop Corp.* (Retail)	218	11,648
Gannett Co., Inc. (Media)	1,526	88,722
Gaylord Entertainment Co.* (Lodging)	218	12,047
Getty Images, Inc.* (Advertising)	327	16,101
Group 1 Automotive, Inc. (Retail)	109	5,777
GUESS?, Inc.* (Apparel)	218	15,720
Guitar Center, Inc.* (Retail)	218	9,974
H & R Block, Inc. (Commercial Services)	1,962	48,265
Harrah’s Entertainment, Inc. (Lodging)	1,199	101,292
Harte-Hanks, Inc. (Advertising)	327	8,865
Hilton Hotels Corp. (Lodging)	2,398	84,865
Home Depot, Inc. (Retail)	13,625	555,083
IAC/InterActiveCorp* (Internet)	1,308	50,227
Idearc, Inc.* (Media)	981	31,804
International Game Technology (Entertainment)	2,180	94,743
International Speedway Corp. (Entertainment)	218	11,386
Interpublic Group of Cos., Inc.* (Advertising)	2,943	38,730
ITT Educational Services, Inc.* (Commercial Services)	218	16,917
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,308	106,262
Jack in the Box, Inc.* (Retail)	218	13,470
JetBlue Airways Corp.* (Airlines)	1,090	14,911
John Wiley & Sons, Inc. (Media)	218	8,101
Kohls Corp.* (Retail)	1,962	139,125
Kroger Co. (Food)	4,469	114,406
Laidlaw International (Transportation)	545	16,192
Lamar Advertising Co.* (Advertising)	436	28,898
Las Vegas Sands Corp.* (Lodging)	654	68,062
Laureate Education, Inc.* (Commercial Services)	327	19,731
Lee Enterprises, Inc. (Media)	218	7,244
Liberty Global, Inc.—Class A* (Media)	1,308	39,318
Liberty Global, Inc.—Series C* (Media)	1,308	36,925
Liberty Media Holding Corp.—Capital Series A* (Media)	872	89,206

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Liberty Media Holding Corp.—Interactive Series A* (Internet)	4,142	$100,941
LIFE TIME FITNESS, Inc.* (Leisure Time)	218	11,816
Limited, Inc. (Retail)	2,180	60,909
Live Nation, Inc.* (Commercial Services)	436	10,760
Longs Drug Stores Corp. (Retail)	218	9,374
Lowe’s Cos., Inc. (Retail)	10,028	338,044
Marriott International, Inc.—Class A (Lodging)	2,289	110,192
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	218	8,840
McDonald’s Corp. (Retail)	8,066	357,727
McGraw-Hill Cos., Inc. (Media)	2,289	153,546
McKesson Corp. (Commercial Services)	1,962	109,381
Meredith Corp. (Media)	218	12,853
MGM Grand, Inc.* (Commercial Services)	763	53,387
NAVTEQ* (Software)	654	23,204
Netflix, Inc.* (Internet)	436	9,941
News Corp.—Class A (Media)	15,587	362,398
Nordstrom, Inc. (Retail)	1,417	78,941
O’Reilly Automotive, Inc.* (Retail)	763	26,636
Office Depot, Inc.* (Retail)	1,853	69,284
OfficeMax, Inc. (Retail)	436	21,054
Omnicare, Inc. (Pharmaceuticals)	763	30,665
Omnicom Group, Inc. (Advertising)	1,090	114,668
Orient-Express Hotels, Ltd.—Class A (Lodging)	327	15,582
OSI Restaurant Partners, Inc. (Retail)	436	17,218
P.F. Chang’s China Bistro, Inc.* (Retail)	218	8,635
Pacific Sunwear of California, Inc.* (Retail)	436	8,546
Panera Bread Co.—Class A* (Retail)	218	12,853
Payless ShoeSource, Inc.* (Retail)	436	14,802
Penn National Gaming* (Entertainment)	436	19,106
Petsmart, Inc. (Retail)	872	26,631
Pinnacle Entertainment, Inc.* (Entertainment)	327	11,291
Priceline.com, Inc.* (Internet)	218	9,291
R.H. Donnelley Corp. (Advertising)	436	29,029
RadioShack Corp. (Retail)	872	19,271
Reader’s Digest Association, Inc. (Media)	654	11,046
Regis Corp. (Retail)	327	13,665
Rent-A-Center, Inc.* (Commercial Services)	436	12,845
Rite Aid Corp.* (Retail)	3,488	21,486
Ross Stores, Inc. (Retail)	981	31,775
Royal Caribbean Cruises, Ltd.ADR (Leisure Time)	872	39,179
Ruby Tuesday, Inc. (Retail)	436	12,474
Sabre Holdings Corp. (Leisure Time)	872	28,174
Safeway, Inc. (Food)	2,943	106,036
Saks, Inc. (Retail)	763	14,314
Scholastic Corp.* (Media)	218	7,706
Scientific Games Corp.—Class A* (Entertainment)	436	13,533
Sears Holdings Corp.* (Retail)	654	115,529
Service Corp. International (Commercial Services)	1,962	20,895
Sirius Satellite Radio, Inc.* (Media)	8,393	30,970
SkyWest, Inc. (Airlines)	436	11,833
Sonic Corp.* (Retail)	436	9,684

Common Stocks, continued
	Shares	Value
Sotheby’s (Commercial Services)	436	$16,167
Southwest Airlines Co. (Airlines)	5,123	77,358
Staples, Inc. (Retail)	4,796	123,353
Starbucks Corp.* (Retail)	5,014	175,189
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,417	88,676
Station Casinos, Inc. (Lodging)	327	27,206
Strayer Education, Inc. (Commercial Services)	109	12,401
SuperValu, Inc. (Food)	1,308	49,678
Sysco Corp. (Food)	4,033	139,340
Target Corp. (Retail)	5,123	314,347
The Children’s Place Retail Stores, Inc.* (Retail)	109	5,909
The E.W. Scripps Co.—Class A (Media)	545	26,612
The Gap, Inc. (Retail)	3,924	75,223
The Gymboree Corp.* (Apparel)	218	9,437
The McClatchy Co.—Class A (Media)	327	12,648
The Men’s Wearhouse, Inc. (Retail)	327	14,041
The New York Times Co.—Class A (Media)	981	22,651
The Pantry, Inc.* (Retail)	109	5,320
The ServiceMaster Co. (Commercial Services)	1,853	24,182
Tiffany & Co. (Retail)	872	34,235
Time Warner, Inc. (Media)	26,160	572,119
TJX Cos., Inc. (Retail)	2,943	87,025
Tractor Supply Co.* (Retail)	218	10,972
Tribune Co. (Media)	981	29,960
Tween Brands, Inc.* (Retail)	218	7,453
UAL Corp.* (Airlines)	654	28,253
United Natural Foods, Inc.* (Food)	218	7,203
Univision Communications, Inc.—Class A* (Media)	1,526	54,493
Urban Outfitters, Inc.* (Retail)	763	18,617
US Airways Group, Inc.* (Airlines)	436	24,407
Vail Resorts, Inc.* (Entertainment)	218	10,083
ValueClick, Inc.* (Internet)	654	16,690
VCA Antech, Inc.* (Pharmaceuticals)	545	18,323
Viacom, Inc.—Class B* (Media)	4,033	164,022
Wal-Mart Stores, Inc. (Retail)	17,004	810,922
Walgreen Co. (Retail)	6,649	301,200
Walt Disney Co. (Media)	12,753	448,523
Warner Music Group Corp. (Entertainment)	327	7,011
Washington Post Co.—Class B (Media)	109	83,134
Wendy’s International, Inc. (Retail)	654	22,210
Whole Foods Market, Inc. (Food)	872	37,662
Williams Sonoma, Inc. (Retail)	654	22,890
WMS Industries, Inc.* (Leisure Time)	218	8,646
Wyndham Worldwide Corp.* (Lodging)	1,308	40,810
Wynn Resorts, Ltd. (Lodging)	545	60,898
XM Satellite Radio Holdings, Inc.—Class A* (Media)	1,962	27,880
YUM! Brands, Inc. (Retail)	1,744	104,657
Zale Corp.* (Retail)	327	8,999

TOTAL COMMON STOCKS (Cost $12,009,607)		12,524,855

See accompanying notes to the financial statements.

PROFUNDS Consumer Services UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (24.7%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $4,099,590 (Collateralized by $4,177,000 of various U.S. Government Agency Obligations, 3.375%-4.25%, 4/5/07-2/15/08, market value $4,181,936)	$4,099,000	$4,099,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,099,000)		4,099,000

TOTAL INVESTMENT SECURITIES (Cost $16,108,607)—100.0%		16,623,855
Net other assets (liabilities)NM		794

NET ASSETS—100.0%		$16,624,649

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 2/26/07	$12,548,656	$24,418

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	1.5%
Airlines	1.5%
Apparel	0.2%
Commercial Services	2.9%
Computers	0.1%
Entertainment	1.1%
Food	2.7%
Household Products/Wares	NM
Internet	3.2%
Leisure Time	1.4%
Lodging	3.8%
Media	20.6%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.8%
Retail	33.9%
Software	0.4%
Transportation	0.1%
Other**	24.7%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.5%)
	Shares	Value
ACE, Ltd.ADR (Insurance)	4,056	$234,356
Affiliated Managers Group, Inc* (Diversified Financial Services)	338	37,653
AFLAC, Inc. (Insurance)	6,422	305,751
Alexandria Real Estate Equities, Inc. (REIT)	338	36,626
Allstate Corp. (Insurance)	7,774	467,683
AMB Property Corp. (REIT)	1,014	61,702
Ambac Financial Group, Inc. (Insurance)	1,352	119,111
American Express Co. (Diversified Financial Services)	13,520	787,134
American Financial Group, Inc. (Insurance)	1,014	35,814
American International Group, Inc. (Insurance)	28,730	1,966,568
AmeriCredit Corp.* (Diversified Financial Services)	1,352	36,693
Ameriprise Financial, Inc. (Diversified Financial Services)	2,704	159,428
Annaly Mortgage Management, Inc. (REIT)	2,366	32,603
AON Corp. (Insurance)	3,380	121,207
Apartment Investment and Management Co.—Class A (REIT)	1,352	84,676
Arch Capital Group, Ltd.ADR* (Insurance)	676	43,663
Archstone-Smith Trust (REIT)	2,704	170,920
Arthur J. Gallagher & Co. (Insurance)	1,352	38,762
Associated Banc-Corp (Banks)	1,690	57,663
Assurant, Inc. (Insurance)	1,352	75,144
Astoria Financial Corp. (Savings & Loans)	1,014	30,004
Avalonbay Communities, Inc. (REIT)	1,014	150,437
Axis Capital Holdings, Ltd.ADR (Insurance)	1,690	55,686
Bank of America Corp. (Banks)	56,446	2,967,930
Bank of Hawaii Corp. (Banks)	676	35,389
Bank of New York Co., Inc. (Banks)	9,464	378,655
BB&T Corp. (Banks)	6,760	285,678
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,352	222,877
BlackRock, Inc.—Class A (Diversified Financial Services)	338	56,703
Boston Properties, Inc. (REIT)	1,352	170,474
Brandywine Realty Trust (REIT)	1,014	35,348
BRE Properties, Inc.—Class A (REIT)	676	46,921
Brookfield Properties Corp.ADR (Real Estate)	1,352	62,922
Brown & Brown, Inc. (Insurance)	1,352	38,289
Camden Property Trust (REIT)	676	52,998
Capital One Financial Corp. (Diversified Financial Services)	5,070	407,628
CapitalSource, Inc. (Diversified Financial Services)	1,690	46,965
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,366	88,985
CBL & Associates Properties, Inc. (REIT)	676	31,725
Chicago Mercantile Exchange (Diversified Financial Services)	338	190,395
Chubb Corp. (Insurance)	5,070	263,843
Cincinnati Financial Corp. (Insurance)	2,028	90,733
CIT Group, Inc. (Diversified Financial Services)	2,366	139,499
Citigroup, Inc. (Diversified Financial Services)	62,530	3,447,280
City National Corp. (Banks)	676	48,625
Colonial Properties Trust (REIT)	676	33,225
Comerica, Inc. (Banks)	2,028	120,260
Commerce Bancorp, Inc. (Banks)	2,366	79,923

Common Stocks, continued
	Shares	Value
Commerce Bancshares, Inc. (Banks)	1,014	$49,808
Compass Bancshares, Inc. (Banks)	1,690	102,921
Conseco, Inc.* (Insurance)	2,028	40,256
Corporate Office Properties Trust (REIT)	676	36,017
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,774	338,014
Cullen/Frost Bankers, Inc. (Banks)	676	36,186
Developers Diversified Realty Corp. (REIT)	1,352	90,746
Duke-Weeks Realty Corp. (REIT)	1,690	74,563
E*TRADE Financial Corp.* (Diversified Financial Services)	5,408	131,847
East-West Bancorp, Inc. (Banks)	676	25,958
Eaton Vance Corp. (Diversified Financial Services)	1,690	57,967
Edwards (A.G.), Inc. (Diversified Financial Services)	1,014	67,137
Endurance Specialty Holdings, Ltd.ADR (Insurance)	676	22,984
Equifax, Inc. (Commercial Services)	1,690	70,186
Equity Office Properties Trust (REIT)	4,394	244,087
Equity Residential Properties Trust (REIT)	3,718	209,249
Erie Indemnity Co.—Class A (Insurance)	676	37,363
Essex Property Trust, Inc. (REIT)	338	48,787
Everest Re Group, Ltd.ADR (Insurance)	676	63,274
Fannie Mae (Diversified Financial Services)	12,168	687,857
Federal Realty Investment Trust (REIT)	676	63,152
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,352	47,739
Fifth Third Bancorp (Banks)	6,084	242,752
First American Financial Corp. (Insurance)	1,014	42,973
First Horizon National Corp. (Banks)	1,690	73,684
First Industrial Realty Trust, Inc. (REIT)	676	31,948
Forest City Enterprises, Inc.—Class A (Real Estate)	676	40,864
Franklin Resources, Inc. (Diversified Financial Services)	2,028	241,555
Freddie Mac (Diversified Financial Services)	8,788	570,605
Fulton Financial Corp. (Banks)	2,028	32,448
General Growth Properties, Inc. (REIT)	2,704	166,350
Genworth Financial, Inc.—Class A (Diversified Financial Services)	5,746	200,535
Hanover Insurance Group, Inc. (Insurance)	676	32,482
Hartford Financial Services Group, Inc. (Insurance)	4,056	384,955
HCC Insurance Holdings, Inc. (Insurance)	1,352	42,182
Health Care Property Investors, Inc. (REIT)	2,366	97,598
Health Care REIT, Inc. (REIT)	676	31,644
Highwoods Properties, Inc. (REIT)	676	29,541
Home Properties, Inc. (REIT)	338	21,730
Hospitality Properties Trust (REIT)	1,014	49,483
Host Marriott Corp. (REIT)	6,422	169,990
HRPT Properties Trust (REIT)	2,704	35,206
Hudson City Bancorp, Inc. (Savings & Loans)	6,422	88,431
Huntington Bancshares, Inc. (Banks)	2,704	62,949
IndyMac Bancorp, Inc. (Diversified Financial Services)	1,014	39,434
IntercontinentalExchange, Inc.* (Diversified Financial Services)	676	88,252
Investors Financial Services Corp. (Banks)	676	31,617
iStar Financial, Inc. (REIT)	1,690	84,754

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
J.P. Morgan Chase & Co. (Diversified Financial Services)	43,602	$2,220,651
Janus Capital Group, Inc. (Diversified Financial Services)	2,366	48,456
Jefferies Group, Inc. (Diversified Financial Services)	1,352	39,830
Jones Lang LaSalle, Inc. (Real Estate)	338	35,321
KeyCorp (Banks)	5,070	193,522
Kilroy Realty Corp. (REIT)	338	29,352
Kimco Realty Corp. (REIT)	2,704	134,118
KKR Financial Corp. (REIT)	1,014	27,439
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	1,352	24,431
Lazard, Ltd.—Class AADR (Diversified Financial Services)	676	34,314
Legg Mason, Inc. (Diversified Financial Services)	1,690	177,197
Liberty Property Trust (REIT)	1,014	52,464
Lincoln National Corp. (Insurance)	3,380	226,933
Loews Corp. (Insurance)	5,746	249,721
M&T Bank Corp. (Banks)	1,014	123,008
Mack-Cali Realty Corp. (REIT)	676	37,613
Marsh & McLennan Cos., Inc. (Insurance)	6,760	199,420
Marshall & Ilsley Corp. (Banks)	3,042	143,157
MasterCard, Inc.—Class A (Software)	676	75,407
MBIA, Inc. (Insurance)	1,690	121,393
Mellon Financial Corp. (Banks)	5,070	216,692
Mercantile Bankshares Corp. (Banks)	1,690	79,616
Merrill Lynch & Co., Inc. (Diversified Financial Services)	11,154	1,043,569
MetLife, Inc. (Insurance)	5,746	356,942
MGIC Investment Corp. (Insurance)	1,014	62,584
Moneygram International, Inc. (Software)	1,014	30,410
Moody’s Corp. (Commercial Services)	3,042	217,685
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	12,168	1,007,389
Nasdaq Stock Market, Inc.* (Diversified Financial Services)	1,352	46,076
National City Corp. (Banks)	7,436	281,453
Nationwide Financial Services (Insurance)	676	36,943
Nationwide Health Properties, Inc. (REIT)	1,014	33,786
New Plan Excel Realty Trust, Inc. (REIT)	1,352	39,370
New York Community Bancorp (Savings & Loans)	3,380	57,088
Northern Trust Corp. (Banks)	2,366	143,735
Nuveen Investments—Class A (Diversified Financial Services)	1,014	50,193
NYSE Group, Inc.* (Diversified Financial Services)	676	67,586
Old Republic International Corp. (Insurance)	2,704	60,299
PartnerRe, Ltd.ADR (Insurance)	676	45,968
People’s Bank (Savings & Loans)	676	30,413
Philadelphia Consolidated Holding Corp.* (Insurance)	676	30,461
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,366	95,231
PMI Group, Inc. (Insurance)	1,014	48,489
PNC Financial Services Group (Banks)	3,718	274,277
Popular, Inc. (Banks)	3,042	55,547
Post Properties, Inc. (REIT)	676	32,786
Principal Financial Group, Inc. (Insurance)	3,380	208,242

Common Stocks, continued
	Shares	Value
Progressive Corp. (Insurance)	8,788	$203,794
Prologis (REIT)	3,042	197,730
Protective Life Corp. (Insurance)	676	33,077
Prudential Financial, Inc. (Insurance)	6,084	542,266
Public Storage, Inc. (REIT)	1,690	183,804
Radian Group, Inc. (Insurance)	1,014	61,063
Raymond James Financial Corp. (Diversified Financial Services)	1,014	32,367
Rayonier, Inc. (Forest Products & Paper)	1,014	43,805
Realogy Corp.* (Real Estate)	2,704	80,850
Realty Income Corp. (REIT)	1,352	38,911
Regency Centers Corp. (REIT)	1,014	88,319
Regions Financial Corp. (Banks)	9,126	330,909
RenaissanceRe HoldingsADR (Insurance)	676	36,011
SAFECO Corp. (Insurance)	1,352	86,542
Schwab (Diversified Financial Services)	12,844	243,008
SEI Investments Co. (Software)	1,014	63,203
Simon Property Group, Inc. (REIT)	2,704	309,311
Sky Financial Group, Inc. (Banks)	1,352	38,329
SL Green Realty Corp. (REIT)	676	99,088
SLM Corp. (Diversified Financial Services)	5,070	233,017
Sovereign Bancorp, Inc. (Savings & Loans)	4,056	99,980
St. Joe Co. (Real Estate)	1,014	58,711
St. Paul Cos., Inc. (Insurance)	8,788	446,869
StanCorp Financial Group, Inc. (Insurance)	676	32,347
State Street Corp. (Banks)	4,056	288,179
SunTrust Banks, Inc. (Banks)	4,394	365,141
Synovus Financial Corp. (Banks)	3,380	107,923
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,380	162,206
Taubman Centers, Inc. (REIT)	676	39,391
TCF Financial Corp. (Banks)	1,690	42,892
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,042	53,813
TD Banknorth, Inc. (Banks)	1,352	43,602
The Colonial BancGroup, Inc. (Banks)	2,028	49,767
The First Marblehead Corp. (Diversified Financial Services)	676	36,774
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,732	1,003,941
The Macerich Co. (REIT)	1,014	96,867
Thornburg Mortgage Asset Corp. (REIT)	1,352	36,369
Torchmark Corp. (Insurance)	1,352	87,866
U.S. Bancorp (Banks)	21,970	782,132
UnionBanCal Corp. (Banks)	676	43,683
United Dominion Realty Trust, Inc. (REIT)	1,690	55,415
Unitrin, Inc. (Insurance)	676	34,618
UnumProvident Corp. (Insurance)	4,394	96,668
Valley National Bancorp (Banks)	1,352	34,625
Ventas, Inc. (REIT)	1,352	62,530
Vornado Realty Trust (REIT)	1,690	206,772
W.R. Berkley Corp. (Insurance)	2,366	78,291
Wachovia Corp. (Banks)	23,998	1,355,886
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,014	26,029
Washington Federal, Inc. (Savings & Loans)	1,014	23,515
Washington Mutual, Inc. (Savings & Loans)	11,830	527,500
Webster Financial Corp. (Banks)	676	33,678
Weingarten Realty Investors (REIT)	1,014	50,203
Wells Fargo & Co. (Banks)	39,546	1,420,491

See accompanying notes to the financial statements.

PROFUNDS Financials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Whitney Holding Corp. (Banks)	676	$21,389
Willis Group Holdings, Ltd.ADR (Insurance)	1,352	55,243
Wilmington Trust Corp. (Banks)	1,014	42,517
XL Capital, Ltd.—Class A (Insurance)	2,366	163,254
Zions Bancorp (Banks)	1,352	114,677

TOTAL COMMON STOCKS (Cost $36,480,218)		40,006,349

Repurchase Agreements (24.5%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $13,004,871 (Collateralized by $13,290,000 of various U.S. Government Agency Obligations, 3.75%-4.875, 4/1/10-2/18/11, market value $13,263,644)	$13,003,000	13,003,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,003,000)		13,003,000

TOTAL INVESTMENT SECURITIES (Cost $49,483,218)—100.0%		53,009,349
Net other assets (liabilities)NM		17,434

NET ASSETS—100.0%		$53,026,783

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 2/26/07	$40,431,639	$231,174

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Banks	21.3%
Commercial Services	0.5%
Diversified Financial Services	27.5%
Forest Products & Paper	0.3%
Insurance	15.3%
Real Estate	0.7%
Real Estate Investment Trust	8.0%
Savings & Loans	1.6%
Software	0.3%
Other**	24.5%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.0%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	12,103	$641,458
Abraxis Bioscience, Inc.* (Pharmaceuticals)	133	3,477
Advanced Medical Optics, Inc.* (Healthcare—Products)	532	19,551
Aetna, Inc. (Healthcare—Services)	4,123	173,826
Affymetrix, Inc.* (Biotechnology)	532	13,279
Alcon, Inc.ADR (Healthcare—Products)	665	78,310
Alexion Pharmaceuticals, Inc.* (Biotechnology)	266	11,058
Alkermes, Inc.* (Pharmaceuticals)	798	11,906
Allergan, Inc. (Pharmaceuticals)	1,197	139,702
Alpharma, Inc.—Class A (Pharmaceuticals)	399	10,992
American Medical Systems Holdings, Inc.* (Healthcare—Products)	532	10,587
AMERIGROUP Corp.* (Healthcare—Services)	399	14,468
Amgen, Inc.* (Biotechnology)	9,177	645,784
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	931	36,104
Applera Corp.—Applied Biosystems Group (Electronics)	1,463	50,854
Applera Corp.—Celera Genomics Group* (Biotechnology)	665	10,547
Apria Healthcare Group, Inc.* (Healthcare—Services)	399	11,080
ArthroCare Corp.* (Healthcare—Products)	266	9,815
Bard (C.R.), Inc. (Healthcare—Products)	798	65,851
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	798	42,709
Bausch & Lomb, Inc. (Healthcare—Products)	399	22,216
Baxter International, Inc. (Healthcare—Products)	5,187	257,587
Beckman Coulter, Inc. (Healthcare—Products)	532	34,325
Becton, Dickinson & Co. (Healthcare—Products)	1,862	143,262
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	133	11,443
Biogen Idec, Inc.* (Biotechnology)	2,660	128,584
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	665	12,595
Biomet, Inc. (Healthcare—Products)	1,729	73,240
Biosite Diagnostics, Inc.* (Healthcare—Products)	133	7,166
Boston Scientific Corp.* (Healthcare—Products)	10,640	196,308
Bristol-Myers Squibb Co. (Pharmaceuticals)	15,295	440,343
Brookdale Senior Living, Inc. (Healthcare—Services)	399	19,152
Caremark Rx, Inc. (Pharmaceuticals)	3,325	203,690
Celgene Corp.* (Biotechnology)	2,926	157,068
Centene Corp.* (Healthcare—Services)	399	9,943
Cephalon, Inc.* (Pharmaceuticals)	532	38,522
Charles River Laboratories International, Inc.* (Biotechnology)	532	23,940
CIGNA Corp. (Insurance)	798	105,655
Community Health Systems, Inc.* (Healthcare—Services)	798	28,529
Cooper Cos., Inc. (Healthcare—Products)	399	19,032
Covance, Inc.* (Healthcare—Services)	532	32,798
Coventry Health Care, Inc.* (Healthcare—Services)	1,197	61,705
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	399	7,342
CV Therapeutics, Inc.* (Pharmaceuticals)	399	5,383
Cyberonics, Inc.* (Healthcare—Products)	133	2,802
CYTYC Corp.* (Healthcare—Products)	931	26,925
Dade Behring Holdings, Inc. (Healthcare—Products)	665	27,983

Common Stocks, continued
	Shares	Value
Datascope Corp. (Healthcare—Products)	133	$4,913
DaVita, Inc.* (Healthcare—Services)	798	43,571
Delta & Pine Land Co. (Agriculture)	266	10,826
DENTSPLY International, Inc. (Healthcare—Products)	1,064	32,814
Edwards Lifesciences Corp.* (Healthcare—Products)	399	20,413
Eli Lilly & Co. (Pharmaceuticals)	7,581	410,284
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	1,064	32,686
Enzo Biochem, Inc.* (Biotechnology)	266	3,947
Enzon, Inc.* (Biotechnology)	399	3,559
eResearch Technology, Inc.* (Internet)	266	1,862
Express Scripts, Inc.* (Pharmaceuticals)	931	64,723
Forest Laboratories, Inc.* (Pharmaceuticals)	2,527	141,790
Gen-Probe, Inc.* (Healthcare—Products)	399	20,636
Genentech, Inc.* (Biotechnology)	3,591	313,746
Genzyme Corp.* (Biotechnology)	1,995	131,131
Gilead Sciences, Inc.* (Pharmaceuticals)	3,591	230,973
Haemonetics Corp.* (Healthcare—Products)	266	12,832
Health Management Associates, Inc.—Class A (Healthcare—Services)	1,862	36,216
Health Net, Inc.* (Healthcare—Services)	931	45,349
HEALTHSOUTH Corp.* (Healthcare—Services)	665	15,554
Healthways, Inc.* (Healthcare—Services)	266	12,079
Henry Schein, Inc.* (Healthcare—Products)	665	33,762
Hillenbrand Industries, Inc. (Healthcare—Products)	399	22,747
Hologic, Inc.* (Healthcare—Products)	399	22,164
Hospira, Inc.* (Pharmaceuticals)	1,197	44,026
Human Genome Sciences, Inc.* (Biotechnology)	1,064	12,534
Humana, Inc.* (Healthcare—Services)	1,330	73,815
IDEXX Laboratories, Inc.* (Healthcare— Products)	266	22,825
Illumina, Inc.* (Biotechnology)	399	16,299
ImClone Systems, Inc.* (Pharmaceuticals)	532	15,673
Immucor, Inc.* (Healthcare—Products)	532	16,779
Incyte Genomics, Inc.* (Biotechnology)	665	4,941
InterMune, Inc.* (Biotechnology)	266	9,310
Intuitive Surgical, Inc.* (Healthcare—Products)	266	26,177
Invacare Corp. (Healthcare—Products)	266	5,743
Invitrogen Corp.* (Biotechnology)	399	24,431
Johnson & Johnson (Healthcare—Products)	22,743	1,519,233
Kinetic Concepts, Inc.* (Healthcare—Products)	399	19,627
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,862	33,255
Kyphon, Inc.* (Healthcare—Products)	399	18,669
Laboratory Corp. of America Holdings* (Healthcare—Services)	931	68,373
LifePoint Hospitals, Inc.* (Healthcare—Services)	399	13,558
Lincare Holdings, Inc.* (Healthcare—Services)	665	26,168
Magellan Health Services, Inc.* (Healthcare—Services)	266	10,855
Manor Care, Inc. (Healthcare—Services)	532	28,324
Medarex, Inc.* (Pharmaceuticals)	931	12,541
Medco Health Solutions, Inc.* (Pharmaceuticals)	2,261	133,874
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	399	15,134
MedImmune, Inc.* (Biotechnology)	1,862	64,537
Medtronic, Inc. (Healthcare—Products)	9,044	483,403

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Mentor Corp. (Healthcare—Products)	266	$13,563
Merck & Co., Inc. (Pharmaceuticals)	17,157	767,775
MGI Pharma, Inc.* (Pharmaceuticals)	665	12,781
Millennium Pharmaceuticals, Inc.* (Biotechnology)	2,527	28,050
Millipore Corp.* (Biotechnology)	399	27,324
Molecular Devices Corp.* (Electronics)	133	4,679
Mylan Laboratories, Inc. (Pharmaceuticals)	1,596	35,335
Myriad Genetics, Inc.* (Biotechnology)	266	9,507
Nabi Biopharmaceuticals* (Pharmaceuticals)	532	3,086
Nektar Therapeutics* (Biotechnology)	665	8,446
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	266	3,719
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	133	3,639
Odyssey Healthcare, Inc.* (Healthcare—Services)	266	3,301
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	399	4,728
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	399	13,574
Owens & Minor, Inc. (Distribution/Wholesale)	266	8,898
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	266	7,017
PAREXEL International Corp.* (Commercial Services)	266	8,712
Patterson Cos., Inc.* (Healthcare—Products)	1,064	40,017
PDL BioPharma, Inc.* (Biotechnology)	931	19,095
Pediatrix Medical Group, Inc.* (Healthcare—Services)	399	20,963
Perrigo Co. (Pharmaceuticals)	665	11,491
Pfizer, Inc. (Pharmaceuticals)	56,658	1,486,705
Pharmaceutical Product Development, Inc. (Commercial Services)	798	27,531
PolyMedica Corp. (Healthcare—Products)	133	5,325
PSS World Medical, Inc.* (Healthcare—Products)	532	10,651
Psychiatric Solutions, Inc.* (Healthcare—Services)	399	15,537
Quest Diagnostics, Inc. (Healthcare—Services)	1,197	62,819
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	532	10,581
ResMed, Inc.* (Healthcare—Products)	665	34,966
Respironics, Inc.* (Healthcare—Products)	532	22,663
Savient Pharmaceuticals, Inc.* (Biotechnology)	399	5,957
Schering-Plough Corp. (Pharmaceuticals)	11,571	289,275
Sepracor, Inc.* (Pharmaceuticals)	798	45,534
Sierra Health Services, Inc.* (Healthcare—Services)	399	16,040
St. Jude Medical, Inc.* (Healthcare—Products)	2,793	119,429
STERIS Corp. (Healthcare—Products)	532	13,747
Stryker Corp. (Healthcare—Products)	2,128	131,808
Sunrise Assisted Living, Inc.* (Healthcare—Services)	399	14,268
Techne Corp.* (Healthcare—Products)	266	15,439
Telik, Inc.* (Biotechnology)	399	2,677
Tenet Healthcare Corp.* (Healthcare—Services)	3,724	26,291
The Medicines Co.* (Pharmaceuticals)	399	12,217
Theravance, Inc.* (Pharmaceuticals)	399	13,694
Thermo Electron Corp.* (Electronics)	3,192	152,736
Triad Hospitals, Inc.* (Healthcare—Services)	665	28,263
United Surgical Partners International, Inc.* (Healthcare—Services)	399	12,158
United Therapeutics Corp.* (Pharmaceuticals)	133	7,129

Common Stocks, continued
	Shares	Value
UnitedHealth Group, Inc. (Healthcare—Services)	10,640	$556,045
Universal Health Services, Inc.—Class B (Healthcare—Services)	399	23,114
Valeant Pharmaceuticals International (Pharmaceuticals)	665	11,724
Varian Medical Systems, Inc.* (Healthcare—Products)	1,064	49,082
Varian, Inc.* (Electronics)	266	14,234
Ventana Medical Systems, Inc.* (Healthcare—Products)	266	11,199
Vertex Pharmaceuticals, Inc.* (Biotechnology)	931	32,911
Viasys Healthcare, Inc.* (Healthcare—Products)	266	7,828
Waters Corp.* (Electronics)	798	45,239
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	798	21,722
WellCare Health Plans, Inc.* (Healthcare—Services)	266	20,610
WellPoint, Inc.* (Healthcare—Services)	4,921	385,708
Wyeth (Pharmaceuticals)	10,507	519,151
Zimmer Holdings, Inc.* (Healthcare—Products)	1,862	156,818

TOTAL COMMON STOCKS (Cost $11,156,097)		13,982,102

Repurchase Agreements (24.1%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $4,502,648 (Collateralized by $4,586,000 of various U.S. Government Agency Obligations, 3.375%-4.25%, 4/5/07-2/15/08, market value $4,594,095)	$4,502,000	4,502,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,502,000)		4,502,000

TOTAL INVESTMENT SECURITIES (Cost $15,658,097)—99.1%		18,484,102
Net other assets (liabilities)—0.9%		159,847

NET ASSETS—100.0%		$18,643,949

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR American Depositary Receipt

See accompanying notes to the financial statements.

PROFUNDS Health Care UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 2/26/07	$14,111,197	$100,767

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Agriculture	0.1%
Biotechnology	9.3%
Commercial Services	0.2%
Distribution/Wholesale	NM
Electronics	1.4%
Healthcare-Products	21.0%
Healthcare-Services	10.2%
Insurance	0.6%
Internet	NM
Pharmaceuticals	32.2%
Other**	25.0%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.1%)
	Shares	Value
3M Co. (Miscellaneous Manufacturing)	741	$55,056
AAR Corp.* (Aerospace/Defense)	38	1,132
Accenture, Ltd. ADR—Class A (Commercial Services)	646	24,386
Actuant Corp.—Class A (Miscellaneous Manufacturing)	38	1,892
Acuity Brands, Inc. (Miscellaneous Manufacturing)	38	2,204
Acxiom Corp. (Software)	76	1,725
Administaff, Inc. (Commercial Services)	19	778
Affiliated Computer Services, Inc.—Class A* (Computers)	114	5,585
AGCO Corp.* (Machinery—Diversified)	95	3,227
Agilent Technologies, Inc.* (Electronics)	437	13,983
Alexander & Baldwin, Inc. (Transportation)	38	1,879
Alliance Data Systems Corp.* (Commercial Services)	76	5,163
Alliant Techsystems, Inc.* (Aerospace/Defense)	38	3,078
Allied Waste Industries, Inc.* (Environmental Control)	304	3,888
American Commercial Lines, Inc.* (Transportation)	19	1,338
American Standard Cos. (Building Materials)	190	9,384
Ametek, Inc. (Electrical Components & Equipment)	114	3,951
Amphenol Corp.—Class A (Electronics)	95	6,433
Anixter International, Inc.* (Telecommunications)	38	2,100
AptarGroup, Inc. (Miscellaneous Manufacturing)	38	2,318
Armor Holdings, Inc.* (Aerospace/Defense)	38	2,299
Arrow Electronics, Inc.* (Electronics)	133	4,688
Automatic Data Processing, Inc. (Software)	608	29,014
Avnet, Inc.* (Electronics)	152	4,720
Ball Corp. (Packaging & Containers)	114	5,280
BE Aerospace, Inc.* (Aerospace/Defense)	76	2,263
BearingPoint, Inc.* (Commercial Services)	209	1,674
Belden, Inc. (Electrical Components & Equipment)	57	2,465
Bemis Co., Inc. (Packaging & Containers)	114	3,866
Benchmark Electronics, Inc.* (Electronics)	76	1,721
Boeing Co. (Aerospace/Defense)	779	69,767
Brady Corp.—Class A (Electronics)	57	2,135
Bucyrus International, Inc.—Class A (Machinery—Construction & Mining)	38	1,764
Burlington Northern Santa Fe Corp. (Transportation)	399	32,064
C.H. Robinson Worldwide, Inc. (Transportation)	190	10,080
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	38	3,095
Caterpillar, Inc. (Machinery—Construction & Mining)	722	46,258
Ceradyne, Inc.* (Miscellaneous Manufacturing)	19	1,028
Ceridian Corp.* (Computers)	152	4,555
CheckFree Corp.* (Internet)	76	3,149
Choicepoint, Inc.* (Commercial Services)	95	3,657
Clarcor, Inc. (Miscellaneous Manufacturing)	57	1,976
Coherent, Inc.* (Electronics)	38	1,169
Commscope, Inc.* (Telecommunications)	57	1,842
Con-way, Inc. (Transportation)	57	2,835
Convergys Corp.* (Commercial Services)	152	3,958
Cooper Industries, Ltd.ADR—Class A (Miscellaneous Manufacturing)	114	10,418
Corrections Corp. of America* (Commercial Services)	57	2,777
Crane Co. (Miscellaneous Manufacturing)	57	2,213
Crown Holdings, Inc.* (Packaging & Containers)	171	3,774

Common Stocks, continued
	Shares	Value
CSX Corp. (Transportation)	475	$17,475
Cummins, Inc. (Machinery—Diversified)	57	7,670
Curtiss-Wright Corp. (Aerospace/Defense)	57	2,176
Danaher Corp. (Miscellaneous Manufacturing)	266	19,700
Deere & Co. (Machinery—Diversified)	247	24,770
Deluxe Corp. (Commercial Services)	57	1,705
Dionex Corp.* (Electronics)	19	1,129
Donaldson Co., Inc. (Miscellaneous Manufacturing)	76	2,677
Dover Corp. (Miscellaneous Manufacturing)	228	11,309
DRS Technologies, Inc. (Aerospace/Defense)	38	2,105
Eagle Materials, Inc.—Class A (Building Materials)	57	2,815
Eaton Corp. (Miscellaneous Manufacturing)	171	13,398
eFunds Corp.* (Software)	57	1,523
EGL, Inc.* (Transportation)	38	1,448
EMCOR Group, Inc.* (Engineering & Construction)	38	2,182
Emdeon Corp.* (Internet)	171	2,438
Emerson Electric Co. (Electrical Components & Equipment)	874	39,305
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	38	1,309
ESCO Technologies, Inc.* (Miscellaneous Manufacturing)	19	908
Esterline Technologies Corp.* (Aerospace/Defense)	19	759
Expeditors International of Washington, Inc. (Transportation)	228	9,733
Fastenal Co. (Distribution/Wholesale)	152	5,667
FedEx Corp. (Transportation)	304	33,561
Fidelity National Information Services, Inc. (Software)	304	12,926
First Data Corp. (Software)	836	20,783
Fiserv, Inc.* (Software)	190	9,988
Flextronics International, Ltd.ADR* (Electronics)	627	7,291
FLIR Systems, Inc.* (Electronics)	76	2,349
Florida Rock Industries, Inc. (Building Materials)	57	2,819
Flowserve Corp.* (Machinery-Diversified)	57	3,025
Fluor Corp. (Engineering & Construction)	95	7,847
Fortune Brands, Inc. (Household Products/Wares)	171	14,316
Forward Air Corp. (Transportation)	38	1,192
Foster Wheeler, Ltd.ADR* (Engineering & Construction)	76	4,064
FTI Consulting, Inc.* (Commercial Services)	38	1,042
Gardner Denver, Inc.* (Machinery—Diversified)	57	2,197
GATX Corp. (Trucking & Leasing)	57	2,599
General Cable Corp.* (Electrical Components & Equipment)	57	2,458
General Dynamics Corp. (Aerospace/Defense)	361	28,212
General Electric Co. (Miscellaneous Manufacturing)	11,362	409,600
General Maritime Corp.ADR (Transportation)	38	1,387
Genesee & Wyoming, Inc.—Class A* (Transportation)	38	1,071
Global Payments, Inc. (Software)	95	3,587
Goodrich Corp. (Aerospace/Defense)	133	6,520
Graco, Inc. (Machinery—Diversified)	76	3,099
Granite Construction, Inc. (Engineering & Construction)	38	2,035
Harland (John H.) Co. (Household Products/Wares)	19	957
Harsco Corp. (Miscellaneous Manufacturing)	38	3,263
Hewitt Associates, Inc.* (Commercial Services)	114	3,071
Hexcel Corp.* (Aerospace/Defense Equipment)	95	1,828

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Honeywell International, Inc. (Miscellaneous Manufacturing)	817	$37,329
Hubbell, Inc.—Class B (Electrical Components & Equipment)	57	2,747
IDEX Corp. (Machinery—Diversified)	57	2,958
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	532	27,127
IMS Health, Inc. (Software)	209	6,032
Ingersoll-Rand Co.—Class A ADR (Miscellaneous Manufacturing)	342	14,665
Iron Mountain, Inc.* (Commercial Services)	190	5,316
Itron, Inc.* (Electronics)	19	1,095
ITT Industries, Inc. (Miscellaneous Manufacturing)	209	12,467
J.B. Hunt Transport Services, Inc. (Transportation)	114	2,865
Jabil Circuit, Inc. (Electronics)	209	5,014
Jacobs Engineering Group, Inc.* (Engineering & Construction)	57	5,161
Jacuzzi Brands, Inc.* (Miscellaneous Manufacturing)	76	945
Joy Global, Inc. (Machinery—Construction & Mining)	133	6,181
Kansas City Southern Industries, Inc.* (Transportation)	76	2,285
Kaydon Corp. (Metal Fabricate/Hardware)	38	1,638
Kennametal, Inc. (Hand/Machine Tools)	38	2,349
Kirby Corp.* (Transportation)	57	2,024
L-3 Communications Holdings, Inc. (Aerospace/Defense)	133	10,951
Labor Ready, Inc.* (Commercial Services)	57	1,070
Landstar System, Inc. (Transportation)	57	2,411
Lennox International, Inc. (Building Materials)	76	2,306
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	38	2,309
Lockheed Martin Corp. (Aerospace/Defense)	361	35,086
Louisiana-Pacific Corp. (Forest Products & Paper)	114	2,612
Manitowoc Co. (Machinery—Diversified)	76	3,941
Manpower, Inc. (Commercial Services)	95	6,928
Martin Marietta Materials (Building Materials)	57	6,579
Masco Corp. (Building Materials)	437	13,979
McDermott International, Inc.ADR* (Engineering & Construction)	114	5,887
MDU Resources Group, Inc. (Electric)	190	4,912
MeadWestvaco Corp. (Forest Products & Paper)	190	5,727
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	38	3,146
Mine Safety Appliances Co. (Environmental Control)	38	1,457
Molex, Inc. (Electrical Components & Equipment)	76	2,234
Molex, Inc.,—Class A (Electrical Components & Equipment)	76	1,998
Monster Worldwide, Inc.* (Internet)	133	6,572
Moog, Inc.—Class A* (Aerospace/Defense)	38	1,482
MPS Group, Inc.* (Commercial Services)	114	1,708
MSC Industrial Direct Co.—Class A (Retail)	57	2,462
Mueller Industries, Inc. (Metal Fabricate/Hardware)	38	1,238
Mueller Water Products, Inc.—Class B* (Metal Fabricate/Hardware)	95	1,290
National Instruments Corp. (Computers)	57	1,642
Navigant Consulting Co.* (Commercial Services)	57	1,184
Navistar International Corp.* (Auto Manufacturers)	76	3,362
NCI Building Systems, Inc.* (Building Materials)	19	1,081
NeuStar, Inc.* (Telecommunications)	76	2,348

Common Stocks, continued
	Shares	Value
Nordson Corp. (Machinery—Diversified)	38	$1,965
Norfolk Southern Corp. (Transportation)	437	21,697
Northrop Grumman Corp. (Aerospace/Defense)	342	24,261
OMI Corp. ADR (Transportation)	76	1,677
Orbital Sciences Corp.* (Aerospace/Defense)	57	972
Oshkosh Truck Corp. (Auto Manufacturers)	76	4,013
Overseas Shipholding Group, Inc. (Transportation)	38	2,361
Owens-Illinois, Inc.* (Packaging & Containers)	152	3,384
PACCAR, Inc. (Auto Manufacturers)	266	17,787
Pacer International, Inc. (Transportation)	38	1,184
Packaging Corp. of America (Packaging & Containers)	95	2,170
Pactiv Corp.* (Packaging & Containers)	152	4,931
Pall Corp. (Miscellaneous Manufacturing)	133	4,623
Parker Hannifin Corp. (Miscellaneous Manufacturing)	133	11,007
Paychex, Inc. (Commercial Services)	361	14,444
Pentair, Inc. (Miscellaneous Manufacturing)	114	3,552
PerkinElmer, Inc. (Electronics)	133	3,175
PHH Corp.* (Commercial Services)	57	1,668
Plexus Corp.* (Electronics)	57	958
Precision Castparts Corp. (Metal Fabricate/Hardware)	152	13,511
Quanex Corp. (Metal Fabricate/Hardware)	38	1,489
Quanta Services, Inc.* (Commercial Services)	114	2,345
R.R. Donnelley & Sons Co. (Commercial Services)	228	8,459
Raytheon Co. (Aerospace/Defense)	494	25,639
Regal-Beloit Corp. (Hand/Machine Tools)	38	1,912
Republic Services, Inc. (Environmental Control)	133	5,752
Resources Connection, Inc.* (Commercial Services)	57	1,790
Robert Half International, Inc. (Commercial Services)	190	7,733
Rockwell Collins, Inc. (Aerospace/Defense)	190	12,960
Rockwell International Corp. (Machinery—Diversified)	171	10,467
Roper Industries, Inc. (Miscellaneous Manufacturing)	95	4,932
Ryder System, Inc. (Transportation)	57	3,109
Sanmina-SCI Corp.* (Electronics)	589	2,062
Sealed Air Corp. (Packaging & Containers)	95	6,260
Shaw Group, Inc.* (Engineering & Construction)	76	2,566
Sherwin-Williams Co. (Chemicals)	133	9,190
Simpson Manufacturing Co., Inc. (Building Materials)	38	1,243
Smurfit-Stone Container Corp.* (Packaging & Containers)	285	3,078
Solectron Corp.* (Electronics)	988	3,211
Sonoco Products Co. (Packaging & Containers)	114	4,389
SPX Corp. (Miscellaneous Manufacturing)	57	4,001
Stericycle, Inc.* (Environmental Control)	57	4,389
Swift Transportation Co., Inc.* (Transportation)	57	1,740
Technitrol, Inc. (Electronics)	38	837
Teekay Shipping Corp. ADR (Transportation)	38	1,908
Tektronix, Inc. (Electronics)	95	2,686
Teledyne Technologies, Inc.* (Aerospace/Defense)	38	1,450
Teleflex, Inc. (Miscellaneous Manufacturing)	38	2,538
Temple-Inland, Inc. (Forest Products & Paper)	114	5,693
Terex Corp.* (Machinery—Construction & Mining)	114	6,485
Tetra Tech, Inc.* (Environmental Control)	57	1,025
Texas Industries, Inc. (Building Materials)	19	1,395
Textron, Inc. (Miscellaneous Manufacturing)	114	10,621
The Brink’s Co. (Miscellaneous Manufacturing)	57	3,543
The Corporate Executive Board Co. (Commercial Services)	38	3,448

See accompanying notes to the financial statements.

PROFUNDS Industrials UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
The Genlyte Group, Inc.* (Building Materials)	19	$1,440
Thomas & Betts Corp.* (Electronics)	57	2,730
Timken Co. (Metal Fabricate/Hardware)	95	2,718
Toro Co. (Housewares)	38	1,948
Trimble Navigation, Ltd.* (Electronics)	57	3,225
Trinity Industries, Inc. (Miscellaneous Manufacturing)	95	3,634
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	2,204	70,264
Union Pacific Corp. (Transportation)	285	28,785
United Parcel Service, Inc.—Class B (Transportation)	722	52,185
United Rentals, Inc.* (Commercial Services)	76	1,957
United Technologies Corp. (Aerospace/Defense)	1,026	69,789
URS Corp.* (Engineering & Construction)	57	2,449
USG CORP.* (Building Materials)	76	4,074
UTI Worldwide, Inc.ADR (Transportation)	95	2,888
Vishay Intertechnology, Inc.* (Electronics)	190	2,497
Vulcan Materials Co. (Building Materials)	95	9,675
W.W. Grainger, Inc. (Distribution/Wholesale)	76	5,901
Wabtec Corp. (Machinery—Diversified)	57	1,825
Walter Industries, Inc. (Holding Companies—Diversified)	57	1,606
Washington Group International, Inc.* (Engineering & Construction)	38	2,171
Waste Connections, Inc.* (Environmental Control)	57	2,483
Waste Management, Inc. (Environmental Control)	589	22,371
Watsco, Inc. (Distribution/Wholesale)	19	969
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	38	1,683
Werner Enterprises, Inc. (Transportation)	57	1,084
WESCO International, Inc.* (Distribution/Wholesale)	57	3,461
West Pharmaceutical Services, Inc. (Healthcare—Products)	38	1,844
Western Union Co. (Commercial Services)	836	18,676
World Fuel Services Corp. (Retail)	38	1,742
YRC Worldwide, Inc.* (Transportation)	57	2,528
Zebra Technologies Corp.—Class A* (Machinery—Diversified)	76	2,635

TOTAL COMMON STOCKS (Cost $1,750,115)		2,098,314

Repurchase Agreements (20.5%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $574,083 (Collateralized by $561,000 Federal Home Loan Mortgage Corp., 5.875%, 3/21/11, market value $586,422)	$574,000	574,000

TOTAL REPURCHASE AGREEMENTS (Cost $574,000)		574,000

TOTAL INVESTMENT SECURITIES (Cost $2,324,115)—95.6%		2,672,314
Net other assets (liabilities)—4.4%		123,006

NET ASSETS—100.0%		$2,795,320

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap based on the Dow Jones U.S. Industrials Index expiring 2/26/07	$2,120,553	$(6,047)

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Aerospace/Defense	10.8%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	0.9%
Building Materials	2.0%
Chemicals	0.3%
Commercial Services	4.5%
Computers	0.4%
Distribution/Wholesale	0.6%
Electric	0.2%
Electrical Components & Equipment	2.1%
Electronics	2.6%
Engineering & Construction	1.2%
Environmental Control	1.5%
Forest Products & Paper	0.5%
Hand/Machine Tools	0.2%
Healthcare—Products	0.1%
Holding Companies—Diversified	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Internet	0.4%
Machinery—Construction & Mining	2.2%
Machinery—Diversified	2.4%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	26.9%
Packaging & Containers	1.3%
Retail	0.2%
Software	3.1%
Telecommunications	0.2%
Transportation	8.8%
Trucking & Leasing	0.1%
Other**	24.9%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Internet UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.3%)
	Shares	Value
Agile Software Corp.* (Internet)	8,510	$53,273
Akamai Technologies, Inc.* (Internet)	24,840	1,395,511
Allscripts Healthcare Solutions, Inc.* (Software)	7,130	218,178
Amazon.com, Inc.* (Internet)	47,380	1,784,805
aQuantive, Inc.* (Internet)	11,270	302,036
Ariba, Inc.* (Internet)	11,960	111,228
Audible, Inc.* (Internet)	2,990	21,379
Autobytel, Inc.* (Internet)	6,210	23,039
BEA Systems, Inc.* (Software)	61,870	762,857
Check Point Software Technologies, Ltd.ADR* (Internet)	27,370	653,048
CheckFree Corp.* (Internet)	11,730	485,974
CMGI, Inc.* (Internet)	73,370	93,180
CNET Networks, Inc.* (Internet)	21,850	199,928
Digital Insight Corp.* (Internet)	4,830	187,839
Digital River, Inc.* (Internet)	6,210	317,828
E*TRADE Financial Corp.* (Diversified Financial Services)	67,850	1,654,183
EarthLink, Inc.* (Internet)	17,940	131,141
eBay, Inc.* (Internet)	63,020	2,041,218
Emdeon Corp.* (Internet)	23,690	337,819
Google, Inc.—Class A* (Internet)	4,370	2,190,680
IAC/InterActiveCorp* (Internet)	32,660	1,254,144
Infospace, Inc.* (Internet)	4,830	112,249
Interwoven, Inc.* (Internet)	6,210	97,497
j2 Global Communications, Inc.* (Internet)	7,820	207,074
Jupitermedia Corp.* (Internet)	3,450	25,668
Monster Worldwide, Inc.* (Internet)	18,170	897,780
Priceline.com, Inc.* (Internet)	5,750	245,065
Quest Software, Inc.* (Software)	8,740	130,488
RealNetworks, Inc.* (Internet)	16,790	179,149
Sapient Corp.* (Internet)	12,880	80,886
TD Ameritrade Holding Corp.* (Diversified Financial Services)	39,100	691,679
Tibco Software, Inc.* (Internet)	33,350	309,488
United Online, Inc. (Internet)	10,350	145,314
ValueClick, Inc.* (Internet)	15,640	399,133
VeriSign, Inc.* (Internet)	38,870	928,993
Vignette Corp.* (Internet)	4,830	86,554
webMethods, Inc.* (Internet)	8,740	65,812
Websense, Inc.* (Internet)	7,590	164,324
Yahoo!, Inc.* (Internet)	77,280	2,187,796

TOTAL COMMON STOCKS (Cost $10,855,033)		21,174,237

Repurchase Agreements (22.2%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $6,233,897 (Collateralized by $6,351,000 of various U.S. Government Agency Obligations, 4.25%-4.375%, 4/5/07-3/17/10, market value $6,362,402)	$6,233,000	$6,233,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,233,000)		6,233,000

TOTAL INVESTMENT SECURITIES (Cost $17,088,033)—97.5%		27,407,237
Net other assets (liabilities)—2.5%		696,158

NET ASSETS—100.0%		$28,103,395

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 2/26/07	$21,364,193	$760,172

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Diversified Financial Services	8.3%
Internet	63.0%
Software	4.0%
Other**	24.7%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Mobile Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (58.0%)
	Shares	Value
Alltel Corp. (Telecommunications)	25,830	$1,583,120
Dobson Communications Corp.—Class A* (Telecommunications)	10,250	99,323
Leap Wireless International, Inc.* (Telecommunications)	3,280	215,463
NII Holdings, Inc.—Class B* (Telecommunications)	9,635	711,063
Sprint Corp. (Telecommunications)	112,390	2,003,913
TeleCorp PCS, Inc.—Class A*(a) (Telecommunications)	1,885	0
Telephone & Data Systems, Inc. (Telecommunications)	3,485	194,986
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	3,485	177,561
US Cellular Corp.* (Telecommunications)	1,025	73,903

TOTAL COMMON STOCKS (Cost $3,191,961)		5,059,332

Repurchase Agreements (28.0%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $2,450,353 (Collateralized by $2,471,000 Federal Home Loan Mortgage Corp., 4.25%, 4/5/07, market value $2,500,327)	$2,450,000	2,450,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,450,000)		2,450,000

TOTAL INVESTMENT SECURITIES (Cost $5,641,961)—86.0%		7,509,332
Net other assets (liabilities)—14.0%		1,226,344

NET ASSETS—100.0%		$8,735,676

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 2/26/07	$8,043,779	$150,825

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of January 31, 2007:

Telecommunications	58.0%
Other**	42.0%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (74.9%)
	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	37,170	$1,626,188
Apache Corp. (Oil & Gas)	26,460	1,930,786
Atwood Oceanics, Inc.* (Oil & Gas)	1,890	91,419
Baker Hughes, Inc. (Oil & Gas Services)	25,830	1,783,045
Berry Petroleum Co.—Class A (Oil & Gas)	3,150	97,776
BJ Services Co. (Oil & Gas Services)	23,940	662,180
Bristow Group, Inc.* (Transportation)	1,890	70,592
Cabot Oil & Gas Corp. (Oil & Gas)	3,780	245,171
Cameron International Corp.* (Oil & Gas Services)	8,820	463,050
Cheniere Energy, Inc.* (Oil & Gas)	4,410	122,069
Chesapeake Energy Corp. (Oil & Gas)	33,390	988,678
ChevronTexaco Corp. (Oil & Gas)	177,660	12,947,860
Cimarex Energy Co. (Oil & Gas)	6,930	259,736
Comstock Resources, Inc.* (Oil & Gas)	3,780	120,771
ConocoPhillips (Oil & Gas)	124,110	8,242,144
Core Laboratories NV ADR* (Oil & Gas Services)	1,890	155,736
Delta Petroleum Corp.* (Oil & Gas)	4,410	96,800
Denbury Resources, Inc.* (Oil & Gas)	9,450	261,765
Devon Energy Corp. (Oil & Gas)	34,020	2,384,462
Diamond Offshore Drilling, Inc. (Oil & Gas)	5,040	425,578
Dynegy, Inc.—Class A* (Pipelines)	32,130	226,517
El Paso Corp. (Pipelines)	56,700	879,984
Encore Acquisition Co.* (Oil & Gas)	3,780	98,091
Ensco International, Inc. (Oil & Gas)	11,970	608,914
EOG Resources, Inc. (Oil & Gas)	19,530	1,350,109
Exxon Mobil Corp. (Oil & Gas)	470,610	34,872,200
FMC Technologies, Inc.* (Oil & Gas Services)	5,670	351,143
Forest Oil Corp.* (Oil & Gas)	4,410	140,767
Frontier Oil Corp. (Oil & Gas)	8,820	250,576
Global Industries, Ltd.* (Oil & Gas Services)	6,930	93,347
GlobalSantaFe Corp.ADR (Oil & Gas)	18,900	1,096,389
Grant Prideco, Inc.* (Oil & Gas Services)	10,080	394,934
Grey Wolf, Inc.* (Oil & Gas)	15,750	107,573
Halliburton Co. (Oil & Gas Services)	81,270	2,400,715
Hanover Compressor Co.* (Oil & Gas Services)	6,930	134,096
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,930	222,938
Helmerich & Payne, Inc. (Oil & Gas)	7,560	202,835
Hess Corp. (Oil & Gas)	20,160	1,088,438
Holly Corp. (Oil & Gas)	3,780	199,168
Houston Exploration Co.* (Oil & Gas)	2,520	131,846
Hydril* (Oil & Gas Services)	1,260	99,666
Input/Output, Inc.* (Oil & Gas Services)	5,670	77,622
Kinder Morgan, Inc. (Pipelines)	8,820	934,920
Lone Star Technologies, Inc.* (Oil & Gas Services)	2,520	121,842
Marathon Oil Corp. (Oil & Gas)	28,350	2,561,139
Mariner Energy, Inc.* (Oil & Gas)	6,300	126,693
Murphy Oil Corp. (Oil & Gas)	14,490	720,298
Nabors Industries, Ltd.ADR* (Oil & Gas)	23,940	724,903
National-Oilwell Varco, Inc.* (Oil & Gas Services)	13,860	840,470

Common Stocks, continued
	Shares	Value
Newfield Exploration Co.* (Oil & Gas)	10,710	$458,495
Newpark Resources, Inc.* (Oil & Gas Services)	6,930	43,798
Noble Corp.ADR (Oil & Gas)	10,710	802,715
Noble Energy, Inc. (Oil & Gas)	13,860	740,263
Occidental Petroleum Corp. (Oil & Gas)	68,670	3,183,541
Oceaneering International, Inc.* (Oil & Gas Services)	4,410	174,063
OGE Energy Corp. (Electric)	7,560	292,723
Oil States International, Inc.* (Oil & Gas Services)	3,780	108,940
Parker Drilling Co.* (Oil & Gas)	8,820	81,673
Patterson-UTI Energy, Inc. (Oil & Gas)	12,600	304,290
Penn Virginia Corp. (Oil & Gas)	1,260	92,333
Petrohawk Energy Corp.* (Oil & Gas)	13,230	152,674
Pioneer Natural Resources Co. (Oil & Gas)	10,080	413,280
Plains Exploration & Production Co.* (Oil & Gas)	6,300	303,912
Pogo Producing Co. (Oil & Gas)	4,410	218,516
Pride International, Inc.* (Oil & Gas)	13,230	381,156
Quicksilver Resources, Inc.* (Oil & Gas)	4,410	174,901
Range Resources Corp. (Oil & Gas)	11,340	348,025
Rowan Cos., Inc. (Oil & Gas)	8,820	290,090
Schlumberger, Ltd.ADR (Oil & Gas Services)	95,130	6,039,803
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,890	191,325
Smith International, Inc. (Oil & Gas Services)	17,010	674,957
Southwestern Energy Co.* (Oil & Gas)	13,230	508,826
St. Mary Land & Exploration Co. (Oil & Gas)	4,410	158,716
Stone Energy Corp.* (Oil & Gas)	1,890	64,241
Sunoco, Inc. (Oil & Gas)	10,080	636,350
Superior Energy Services, Inc.* (Oil & Gas Services)	6,300	191,016
Swift Energy Co.* (Oil & Gas)	2,520	111,737
Tesoro Petroleum Corp. (Oil & Gas)	5,670	467,151
TETRA Technologies, Inc.* (Oil & Gas Services)	5,670	131,317
Tidewater, Inc. (Oil & Gas Services)	4,410	227,424
Todco—Class A* (Oil & Gas)	4,410	152,718
Transocean Sedco Forex, Inc.ADR* (Oil & Gas)	23,310	1,803,495
Ultra Petroleum Corp.* (Oil & Gas)	11,970	624,834
Unit Corp.* (Oil & Gas)	3,780	183,254
Universal Compression Holdings, Inc.* (Oil & Gas Services)	2,520	152,309
Valero Energy Corp. (Oil & Gas)	48,510	2,633,123
W-H Energy Services, Inc.* (Oil & Gas Services)	2,520	114,358
Weatherford International, Ltd.ADR* (Oil & Gas Services)	27,720	1,119,334
Whiting Petroleum Corp.* (Oil & Gas)	3,150	143,546
Williams Cos., Inc. (Pipelines)	47,880	1,292,281
XTO Energy, Inc. (Oil & Gas)	29,610	1,494,417

TOTAL COMMON STOCKS (Cost $71,700,590)		111,715,859

See accompanying notes to the financial statements.

PROFUNDS Oil & Gas UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (24.6%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $36,749,287 (Collateralized by $38,330,000 of various Federal Home Loan Bank Securities, 2.75%-3.00%, 3/14/08-4/15/09, market value $37,484,034)	$36,744,000	$36,744,000

TOTAL REPURCHASE AGREEMENTS (Cost $36,744,000)		36,744,000

TOTAL INVESTMENT SECURITIES (Cost $108,444,590)—99.5%		148,459,859
Net other assets (liabilities)—0.5%		759,147

NET ASSETS—100.0%		$149,219,006

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 2/26/07	$112,145,485	$625,674

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Electric	0.2%
Oil & Gas	61.1%
Oil & Gas Services	11.4%
Pipelines	2.2%
Transportation	NM
Other**	25.1%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Oil Equipment, Services & Distribution UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.3%)
	Shares	Value
Atwood Oceanics, Inc.* (Oil & Gas)	714	$34,536
Baker Hughes, Inc. (Oil & Gas Services)	8,568	591,449
BJ Services Co. (Oil & Gas Services)	8,058	222,884
Bristow Group, Inc.* (Transportation)	612	22,858
Cameron International Corp.* (Oil & Gas Services)	2,958	155,295
Core Laboratories NVADR* (Oil & Gas Services)	714	58,834
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,632	137,806
El Paso Corp. (Pipelines)	18,870	292,862
Ensco International, Inc. (Oil & Gas)	4,080	207,550
FMC Technologies, Inc.* (Oil & Gas Services)	1,836	113,703
Global Industries, Ltd.* (Oil & Gas Services)	2,244	30,227
GlobalSantaFe Corp.ADR (Oil & Gas)	6,222	360,937
Grant Prideco, Inc.* (Oil & Gas Services)	3,468	135,876
Grey Wolf, Inc.* (Oil & Gas)	5,202	35,530
Halliburton Co. (Oil & Gas Services)	26,928	795,453
Hanover Compressor Co.* (Oil & Gas Services)	2,346	45,395
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,244	72,189
Helmerich & Payne, Inc. (Oil & Gas)	2,550	68,417
Hydril* (Oil & Gas Services)	510	40,341
Input/Output, Inc.* (Oil & Gas Services)	1,836	25,135
Kinder Morgan, Inc. (Pipelines)	2,958	313,548
Lone Star Technologies, Inc.* (Oil & Gas Services)	816	39,454
Nabors Industries, Ltd. ADR* (Oil & Gas)	7,956	240,908
National-Oilwell Varco, Inc.* (Oil & Gas Services)	4,692	284,523
Newpark Resources, Inc.* (Oil & Gas Services)	2,346	14,827
Noble Corp.ADR (Oil & Gas)	3,672	275,216
Oceaneering International, Inc.* (Oil & Gas Services)	1,428	56,363
OGE Energy Corp. (Electric)	2,448	94,787
Oil States International, Inc.* (Oil & Gas Services)	1,224	35,276
Parker Drilling Co.* (Oil & Gas)	2,958	27,391
Patterson-UTI Energy, Inc. (Oil & Gas)	4,284	103,459
Pride International, Inc.* (Oil & Gas)	4,386	126,361
Rowan Cos., Inc. (Oil & Gas)	2,958	97,289
Schlumberger, Ltd.ADR (Oil & Gas Services)	31,518	2,001,078
SEACOR SMIT, Inc.* (Oil & Gas Services)	612	61,953
Smith International, Inc. (Oil & Gas Services)	5,712	226,652
Superior Energy Services, Inc.* (Oil & Gas Services)	2,142	64,945
TETRA Technologies, Inc.* (Oil & Gas Services)	1,938	44,884
Tidewater, Inc. (Oil & Gas Services)	1,530	78,902
Todco—Class A* (Oil & Gas)	1,530	52,984
Transocean Sedco Forex, Inc. ADR* (Oil & Gas)	7,854	607,663
Unit Corp.* (Oil & Gas)	1,224	59,340

Common Stocks, continued
	Shares	Value
Universal Compression Holdings, Inc.* (Oil & Gas Services)	816	$49,319
W-H Energy Services, Inc.* (Oil & Gas Services)	816	37,030
Weatherford International, Ltd.ADR* (Oil & Gas Services)	9,078	366,570
Williams Cos., Inc. (Pipelines)	15,912	429,465

TOTAL COMMON STOCKS (Cost $8,436,645)		9,237,464

Repurchase Agreements (25.2%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $3,094,445 (Collateralized by $3,120,000 Federal Home Loan Mortgage Corp., 4.25%, 4/5/07, market value $3,157,030)	$3,094,000	3,094,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,094,000)		3,094,000

TOTAL INVESTMENT SECURITIES (Cost $11,530,645)—100.5%		12,331,464
Net other assets (liabilities)—(0.5%)		(57,983)

NET ASSETS—100.0%		$12,273,481

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index expiring 2/26/07	$9,304,821	$(312)

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Electric	0.8%
Oil & Gas	19.8%
Oil & Gas Services	46.1%
Pipelines	8.4%
Transportation	0.2%
Other**	24.7%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Pharmaceuticals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (73.5%)
	Shares	Value
Abbott Laboratories (Pharmaceuticals)	32,387	$1,716,511
Abraxis Bioscience, Inc.* (Pharmaceuticals)	466	12,181
Alkermes, Inc.* (Pharmaceuticals)	2,097	31,287
Allergan, Inc. (Pharmaceuticals)	3,262	380,708
Alpharma, Inc.—Class A (Pharmaceuticals)	932	25,677
Barr Pharmaceuticals, Inc.* (Pharmaceuticals)	2,330	124,702
Bristol-Myers Squibb Co. (Pharmaceuticals)	41,241	1,187,328
Cephalon, Inc.* (Pharmaceuticals)	1,398	101,229
Eli Lilly & Co. (Pharmaceuticals)	20,504	1,109,676
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,796	85,893
Forest Laboratories, Inc.* (Pharmaceuticals)	6,757	379,135
Hospira, Inc.* (Pharmaceuticals)	3,262	119,976
Johnson & Johnson (Healthcare— Products)	61,279	4,093,437
King Pharmaceuticals, Inc.* (Pharmaceuticals)	5,126	91,550
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,165	44,188
Merck & Co., Inc. (Pharmaceuticals)	45,901	2,054,071
MGI Pharma, Inc.* (Pharmaceuticals)	1,631	31,348
Mylan Laboratories, Inc. (Pharmaceuticals)	4,427	98,014
Noven Pharmaceuticals, Inc.* (Pharmaceuticals)	466	12,750
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	699	18,440
Perrigo Co. (Pharmaceuticals)	1,631	28,184
Pfizer, Inc. (Pharmaceuticals)	152,382	3,998,505
Schering-Plough Corp. (Pharmaceuticals)	31,222	780,550
Sepracor, Inc.* (Pharmaceuticals)	2,330	132,950
The Medicines Co.* (Pharmaceuticals)	1,165	35,672
Theravance, Inc.* (Pharmaceuticals)	932	31,986
Valeant Pharmaceuticals International (Pharmaceuticals)	1,864	32,862
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,097	57,080
Wyeth (Pharmaceuticals)	23,493	1,160,789

TOTAL COMMON STOCKS (Cost $14,993,057)		17,976,679

Repurchase Agreements (24.7%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $6,030,868 (Collateralized by $6,180,000 of various Federal Home Loan Bank Securities, 3.375%-4.375%, 2/15/08-3/17/10, market value $6,157,033)	$6,030,000	6,030,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,030,000)		6,030,000

Rights/Warrants(NM)
	Shares	Value
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	$1

TOTAL RIGHTS/WARRANTS (Cost $0)		1

TOTAL INVESTMENT SECURITIES (Cost $21,023,057)—98.2%		24,006,680
Net other assets (liabilities)—1.8%		439,930

NET ASSETS—100.0%		$24,446,610

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 2/26/07	$18,241,898	$54,213

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Healthcare—Products	16.7%
Pharmaceuticals	56.8%
Other**	26.5%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Precious Metals UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (92.7%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $134,441,342 (Collateralized by $135,435,000 of various Federal Home Loan Bank Securities, 4.375%-5.00%, 9/18/09-9/17/10, market value $137,115,296)	$134,422,000	$134,422,000

TOTAL REPURCHASE AGREEMENTS (Cost $134,422,000)		134,422,000

TOTAL INVESTMENT SECURITIES (Cost $134,422,000)—92.7%		134,422,000
Net other assets (liabilities)—7.3%		10,513,640

NET ASSETS—100.0%		$144,935,640

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 2/26/07	$217,741,347	$2,547,808

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.0%)
	Shares	Value
Alexandria Real Estate Equities, Inc. (REIT)	7,225	$782,901
AMB Property Corp. (REIT)	21,675	1,318,924
American Financial Realty Trust (REIT)	31,450	351,611
American Home Mortgage Investment Corp. (REIT)	11,050	386,087
Annaly Mortgage Management, Inc. (REIT)	48,875	673,498
Apartment Investment and Management Co.—Class A (REIT)	23,800	1,490,594
Archstone-Smith Trust (REIT)	53,550	3,384,895
Avalonbay Communities, Inc. (REIT)	18,275	2,711,278
BioMed Realty Trust, Inc. (REIT)	16,150	481,755
Boston Properties, Inc. (REIT)	28,475	3,590,412
Brandywine Realty Trust (REIT)	22,100	770,406
BRE Properties, Inc.—Class A (REIT)	12,325	855,478
Brookfield Properties Corp.ADR (Real Estate)	33,575	1,562,580
Camden Property Trust (REIT)	13,600	1,066,240
CapitalSource, Inc. (Diversified Financial Services)	31,875	885,806
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	48,875	1,838,188
CBL & Associates Properties, Inc. (REIT)	15,725	737,974
Colonial Properties Trust (REIT)	11,050	543,108
Corporate Office Properties Trust (REIT)	10,200	543,456
Cousins Properties, Inc. (REIT)	9,775	382,594
Crescent Real Estate Equities Co. (REIT)	23,375	468,903
Developers Diversified Realty Corp. (REIT)	26,775	1,797,138
Douglas Emmett, Inc. (REIT)	16,150	441,864
Duke-Weeks Realty Corp. (REIT)	33,150	1,462,578
Entertainment Properties Trust (REIT)	6,375	413,483
Equity Inns, Inc. (REIT)	13,175	217,388
Equity Lifestyle Properties, Inc. (REIT)	5,100	281,673
Equity Office Properties Trust (REIT)	85,425	4,745,358
Equity Residential Properties Trust (REIT)	71,400	4,018,391
Essex Property Trust, Inc. (REIT)	5,525	797,479
Federal Realty Investment Trust (REIT)	13,600	1,270,512
FelCor Lodging Trust, Inc. (REIT)	15,300	337,671
First Industrial Realty Trust, Inc. (REIT)	11,050	522,223
Forest City Enterprises, Inc.—Class A (Real Estate)	14,450	873,503
Franklin Street Properties Corp. (REIT)	15,725	323,149
Friedman, Billings, Ramsey Group, Inc.—Class A (Diversified Financial Services)	36,975	290,624
General Growth Properties, Inc. (REIT)	55,250	3,398,979
Health Care Property Investors, Inc. (REIT)	47,600	1,963,500
Health Care REIT, Inc. (REIT)	17,425	815,664
Healthcare Realty Trust, Inc. (REIT)	11,475	486,311
Highwoods Properties, Inc. (REIT)	13,600	594,320
Home Properties, Inc. (REIT)	8,075	519,142
Hospitality Properties Trust (REIT)	19,550	954,040
Host Marriott Corp. (REIT)	127,500	3,374,924
HRPT Properties Trust (REIT)	51,425	669,554
IMPAC Mortgage Holdings, Inc. (REIT)	17,425	150,204
iStar Financial, Inc. (REIT)	31,025	1,555,904
Jones Lang LaSalle, Inc. (Real Estate)	8,925	932,663
Kilroy Realty Corp. (REIT)	8,075	701,233
Kimco Realty Corp. (REIT)	53,125	2,635,000
KKR Financial Corp. (REIT)	19,550	529,023
LaSalle Hotel Properties (REIT)	9,775	465,388
Lexington Corporate Properties Trust (REIT)	15,725	334,628
Liberty Property Trust (REIT)	22,100	1,143,454

Common Stocks, continued
	Shares	Value
Longview Fibre Co. (Forest Products & Paper)	16,150	$338,827
Mack-Cali Realty Corp. (REIT)	15,300	851,292
Maguire Properties, Inc. (REIT)	8,925	387,791
Mid-America Apartment Communities, Inc. (REIT)	5,950	357,714
National Retail Properties, Inc. (REIT)	14,450	343,188
Nationwide Health Properties, Inc. (REIT)	20,825	693,889
New Century Financial Corp. (REIT)	12,325	373,078
New Plan Excel Realty Trust, Inc. (REIT)	25,500	742,560
Newcastle Investment Corp. (REIT)	11,050	358,241
Novastar Financial, Inc. (REIT)	8,925	189,567
Pennsylvania REIT	8,925	381,098
Plum Creek Timber Co., Inc. (Forest Products & Paper)	43,350	1,744,837
Post Properties, Inc. (REIT)	10,625	515,313
Potlatch Corp. (Forest Products & Paper)	9,350	441,414
Prologis (REIT)	60,350	3,922,749
Public Storage, Inc. (REIT)	31,450	3,420,501
Rayonier, Inc. (Forest Products & Paper)	18,700	807,840
Realogy Corp.* (Real Estate)	52,275	1,563,022
Realty Income Corp. (REIT)	24,225	697,196
Redwood Trust, Inc. (REIT)	5,950	378,182
Regency Centers Corp. (REIT)	16,575	1,443,683
Senior Housing Properties Trust (REIT)	18,700	485,826
Simon Property Group, Inc. (REIT)	53,975	6,174,199
SL Green Realty Corp. (REIT)	13,175	1,931,192
St. Joe Co. (Real Estate)	18,275	1,058,123
Strategic Hotels & Resorts, Inc. (REIT)	18,275	393,278
Sunstone Hotel Investors, Inc. (REIT)	14,025	396,767
Taubman Centers, Inc. (REIT)	12,750	742,943
The Macerich Co. (REIT)	17,425	1,664,610
The Mills Corp. (REIT)	12,325	266,836
Thornburg Mortgage Asset Corp. (REIT)	27,625	743,113
United Dominion Realty Trust, Inc. (REIT)	32,725	1,073,053
Ventas, Inc. (REIT)	25,500	1,179,375
Vornado Realty Trust (REIT)	32,300	3,951,904
Washington REIT	11,050	472,388
Weingarten Realty Investors (REIT)	19,550	967,921

TOTAL COMMON STOCKS (Cost $84,901,994)		105,297,163

Repurchase Agreements (22.7%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $31,804,576 (Collateralized by $32,970,000 of various Federal Home Loan Bank Securities, 3.00%-4.375%, 4/15/09-9/17/10, market value $32,438,576)	$31,800,000	31,800,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,800,000)		31,800,000

TOTAL INVESTMENT SECURITIES (Cost $116,701,994)—97.7%		137,097,163
Net other assets (liabilities)—2.3%		3,229,997

NET ASSETS—100.0%		$140,327,160

See accompanying notes to the financial statements.

PROFUNDS Real Estate UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 2/26/07	$106,154,594	$3,239,266

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Diversified Financial Services	0.8%
Forest Products & Paper	2.4%
Real Estate	5.6%
Real Estate Investment Trust	66.2%
Other**	25.0%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.6%)
	Shares	Value
Actel Corp.* (Semiconductors)	672	$12,002
Advanced Micro Devices, Inc.* (Semiconductors)	15,120	235,116
Agere Systems, Inc.* (Semiconductors)	4,704	94,739
Altera Corp.* (Semiconductors)	9,744	195,367
Amkor Technology, Inc.* (Semiconductors)	2,688	28,305
Analog Devices, Inc. (Semiconductors)	9,408	308,111
Applied Materials, Inc. (Semiconductors)	37,632	667,214
Applied Micro Circuits Corp.* (Semiconductors)	8,064	27,740
Asyst Technologies, Inc.* (Semiconductors)	1,344	8,723
Atmel Corp.* (Semiconductors)	12,096	72,334
ATMI, Inc.* (Semiconductors)	1,008	33,708
Axcelis Technologies, Inc.* (Semiconductors)	2,688	17,311
Broadcom Corp.—Class A* (Semiconductors)	12,768	407,554
Brooks Automation, Inc.* (Semiconductors)	2,016	28,063
Cabot Microelectronics Corp.* (Chemicals)	672	20,288
Cirrus Logic, Inc.* (Semiconductors)	2,016	14,959
Cohu, Inc. (Semiconductors)	672	13,440
Conexant Systems, Inc.* (Semiconductors)	13,104	24,373
Cree Research, Inc.* (Semiconductors)	2,016	31,006
Cymer, Inc.* (Electronics)	1,008	42,568
Cypress Semiconductor Corp.* (Semiconductors)	4,032	74,390
DSP Group, Inc.* (Semiconductors)	672	14,099
Entegris, Inc.* (Semiconductors)	3,360	36,053
Exar Corp.* (Semiconductors)	1,008	13,205
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,360	59,842
FormFactor, Inc.* (Semiconductors)	1,008	40,975
Integrated Device Technology, Inc.* (Semiconductors)	5,376	81,339
Intel Corp. (Semiconductors)	158,928	3,331,130
Interdigital Communications Corp.* (Telecommunications)	1,344	46,623
International Rectifier Corp.* (Semiconductors)	2,016	84,128
Intersil Corp.—Class A (Semiconductors)	3,696	87,078
KLA -Tencor Corp. (Semiconductors)	5,376	264,660
Kulicke & Soffa Industries, Inc.* (Semiconductors)	1,680	15,590
Lam Research Corp.* (Semiconductors)	4,032	184,706
Lattice Semiconductor Corp.* (Semiconductors)	3,024	17,721
Linear Technology Corp. (Semiconductors)	8,064	249,581
LSI Logic Corp.* (Semiconductors)	10,752	101,069
LTX Corp.* (Semiconductors)	1,680	8,870
Marvell Technology Group, Ltd.ADR* (Semiconductors)	12,432	227,381
Maxim Integrated Products, Inc. (Semiconductors)	8,736	269,068
MEMC Electronic Materials, Inc.* (Semiconductors)	4,704	246,490
Micrel, Inc.* (Semiconductors)	1,680	16,985
Microchip Technology, Inc. (Semiconductors)	5,712	198,549
Micron Technology, Inc.* (Semiconductors)	20,496	265,423
Microsemi Corp.* (Semiconductors)	2,016	36,691
National Semiconductor Corp. (Semiconductors)	8,736	202,064
Novellus Systems, Inc.* (Semiconductors)	3,360	103,589
NVIDIA Corp.* (Semiconductors)	9,744	298,653
OmniVision Technologies, Inc.* (Semiconductors)	1,344	15,510

Common Stocks, continued
	Shares	Value
Photronics, Inc.* (Semiconductors)	1,008	$16,793
PMC-Sierra, Inc.* (Semiconductors)	5,712	35,986
QLogic Corp.* (Semiconductors)	4,368	79,934
Rambus, Inc.* (Semiconductors)	2,688	49,970
RF Micro Devices, Inc.* (Telecommunications)	5,376	41,503
SanDisk Corp.* (Computers)	6,048	243,130
Semtech Corp.* (Semiconductors)	2,016	27,619
Silicon Image, Inc.* (Semiconductors)	2,352	28,436
Silicon Laboratories, Inc.* (Semiconductors)	1,344	43,156
Silicon Storage Technology, Inc.* (Computers)	2,352	11,713
SiRF Technology Holdings, Inc.* (Semiconductors)	1,344	39,460
Skyworks Solutions, Inc.* (Semiconductors)	4,368	28,698
Teradyne, Inc.* (Semiconductors)	5,040	75,096
Tessera Technologies, Inc.* (Semiconductors)	1,344	51,395
Texas Instruments, Inc. (Semiconductors)	40,656	1,268,060
Trident Microsystems, Inc.* (Software)	1,680	35,062
TriQuint Semiconductor, Inc.* (Semiconductors)	3,696	17,371
Ultratech Stepper, Inc.* (Semiconductors)	672	8,158
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,344	55,306
Xilinx, Inc. (Semiconductors)	9,072	220,450
Zoran Corp.* (Semiconductors)	1,344	18,776

TOTAL COMMON STOCKS (Cost $7,314,142)		11,270,455

Repurchase Agreements (23.5%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $3,492,502 (Collateralized by $3,521,000 Federal Home Loan Mortgage Corp., 4.25%, 4/5/07, market value $3,562,789)	$3,492,000	3,492,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,492,000)		3,492,000

TOTAL INVESTMENT SECURITIES (Cost $10,806,142)—99.1%		14,762,455
Net other assets (liabilities)—0.9%		127,088

NET ASSETS—100.0%		$14,889,543

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index expiring 2/26/07	$11,290,758	$221,348

See accompanying notes to the financial statements.

PROFUNDS Semiconductor UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Chemicals	0.1%
Computers	1.7%
Electronics	0.3%
Semiconductors	72.7%
Software	0.2%
Telecommunications	0.6%
Other**	24.4%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (74.8%)
	Shares	Value
3Com Corp.* (Telecommunications)	4,368	$17,035
ADC Telecommunications, Inc.* (Telecommunications)	1,092	17,625
Adobe Systems, Inc.* (Software)	6,552	254,676
ADTRAN, Inc. (Telecommunications)	546	12,099
Advanced Micro Devices, Inc.* (Semiconductors)	6,006	93,393
Agere Systems, Inc.* (Semiconductors)	1,638	32,989
Akamai Technologies, Inc.* (Internet)	1,638	92,023
Altera Corp.* (Semiconductors)	3,822	76,631
Amdocs, Ltd.ADR* (Telecommunications)	2,184	75,741
American Power Conversion Corp. (Electrical Components & Equipment)	2,184	67,136
American Tower Corp.* (Telecommunications)	4,368	173,977
Amkor Technology, Inc.* (Semiconductors)	1,092	11,499
Analog Devices, Inc. (Semiconductors)	3,822	125,171
Andrew Corp.* (Telecommunications)	1,638	17,396
ANSYS, Inc.* (Software)	546	27,240
Apple Computer, Inc.* (Computers)	9,282	795,746
Applied Materials, Inc. (Semiconductors)	14,742	261,376
Applied Micro Circuits Corp.* (Semiconductors)	3,276	11,269
Arris Group, Inc.* (Telecommunications)	1,092	15,528
Atmel Corp.* (Semiconductors)	4,914	29,386
ATMI, Inc.* (Semiconductors)	546	18,258
Autodesk, Inc.* (Software)	2,730	119,356
Avaya, Inc.* (Telecommunications)	4,914	63,047
Avocent Corp.* (Internet)	546	18,859
BEA Systems, Inc.* (Software)	4,368	53,857
BMC Software, Inc.* (Software)	2,184	75,108
Broadcom Corp.—Class A* (Semiconductors)	4,914	156,855
Brocade Communications Systems, Inc.* (Computers)	2,730	23,423
Brooks Automation, Inc.* (Semiconductors)	546	7,600
CA, Inc. (Software)	4,368	107,234
CACI International, Inc.—Class A* (Computers)	546	25,678
Cadence Design Systems, Inc.* (Computers)	3,276	61,916
CDW Corp. (Distribution/Wholesale)	546	35,038
Cerner Corp.* (Software)	546	24,532
Check Point Software Technologies, Ltd. ADR* (Internet)	1,638	39,083
Ciena Corp.* (Telecommunications)	1,092	30,674
Cisco Systems, Inc.* (Telecommunications)	66,066	1,756,696
Citrix Systems, Inc.* (Software)	2,184	69,167
Cognizant Technology Solutions Corp.* (Computers)	1,638	139,705
Computer Sciences Corp.* (Computers)	1,638	85,929
Compuware Corp.* (Software)	3,822	34,283
Conexant Systems, Inc.* (Semiconductors)	5,460	10,156
Corning, Inc.* (Telecommunications)	16,926	352,738
Cree Research, Inc.* (Semiconductors)	1,092	16,795
Crown Castle International Corp.* (Telecommunications)	2,184	76,789
CSG Systems International, Inc.* (Software)	546	13,694
Cymer, Inc.* (Electronics)	546	23,058
Cypress Semiconductor Corp.* (Semiconductors)	1,638	30,221
Dell, Inc.* (Computers)	21,840	529,620
Diebold, Inc. (Computers)	546	25,307
Digital River, Inc.* (Internet)	546	27,944
DST Systems, Inc.* (Computers)	546	38,482

Common Stocks, continued
	Shares	Value
Dycom Industries, Inc.* (Engineering & Construction)	546	$12,356
Electronic Data Systems Corp. (Computers)	5,460	143,653
Electronics for Imaging, Inc.* (Computers)	546	12,585
EMC Corp.* (Computers)	24,024	336,096
Emulex Corp.* (Semiconductors)	1,092	19,383
Entegris, Inc.* (Semiconductors)	1,092	11,717
F5 Networks, Inc.* (Internet)	546	39,006
Fair Isaac Corp. (Software)	546	21,742
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,092	19,449
Finisar Corp.* (Telecommunications)	2,730	8,845
FormFactor, Inc.* (Semiconductors)	546	22,195
Foundry Networks, Inc.* (Telecommunications)	1,638	23,702
Gartner Group, Inc.* (Commercial Services)	546	11,936
Google, Inc.—Class A* (Internet)	2,184	1,094,838
Harris Corp. (Telecommunications)	1,638	83,243
Hewlett-Packard Co. (Computers)	29,484	1,276,068
Hyperion Solutions Corp.* (Software)	546	23,052
IKON Office Solutions, Inc. (Office/Business Equipment)	1,092	16,271
Imation Corp. (Computers)	546	23,756
Informatica Corp.* (Software)	1,092	13,716
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,638	31,957
Insight Enterprises, Inc.* (Retail)	546	11,100
Integrated Device Technology, Inc.* (Semiconductors)	2,184	33,044
Intel Corp. (Semiconductors)	63,336	1,327,523
Interdigital Communications Corp.* (Telecommunications)	546	18,941
Intermec, Inc.* (Machinery-Diversified)	546	13,120
International Business Machines Corp. (Computers)	16,380	1,624,076
International Rectifier Corp.* (Semiconductors)	546	22,785
Intersil Corp.—Class A (Semiconductors)	1,638	38,591
Intuit, Inc.* (Software)	3,276	103,030
j2 Global Communications, Inc.* (Internet)	546	14,458
Jack Henry & Associates, Inc. (Computers)	1,092	23,303
JDS Uniphase Corp.* (Telecommunications)	2,184	38,832
Juniper Networks, Inc.* (Telecommunications)	6,006	108,829
KLA -Tencor Corp. (Semiconductors)	2,184	107,518
Komag, Inc.* (Computers)	546	18,630
Kronos, Inc.* (Computers)	546	20,748
Lam Research Corp.* (Semiconductors)	1,638	75,037
Lexmark International, Inc.—Class A* (Computers)	1,092	68,829
Linear Technology Corp. (Semiconductors)	3,276	101,392
LSI Logic Corp.* (Semiconductors)	4,368	41,059
Macrovision Corp.* (Entertainment)	546	13,503
Marvell Technology Group, Ltd. ADR* (Semiconductors)	4,914	89,877
Maxim Integrated Products, Inc. (Semiconductors)	3,276	100,901
McAfee, Inc.* (Internet)	1,638	47,928
MEMC Electronic Materials, Inc.* (Semiconductors)	1,638	85,831
Mentor Graphics Corp.* (Computers)	1,092	20,311
Microchip Technology, Inc. (Semiconductors)	2,184	75,916
Micron Technology, Inc.* (Semiconductors)	8,190	106,061

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks, continued
	Shares	Value
Micros Systems, Inc.* (Computers)	546	$30,740
Microsemi Corp.* (Semiconductors)	546	9,937
Microsoft Corp. (Software)	95,004	2,931,823
Motorola, Inc. (Telecommunications)	26,208	520,229
National Semiconductor Corp. (Semiconductors)	3,276	75,774
NCR Corp.* (Computers)	2,184	103,500
Network Appliance, Inc.* (Computers)	3,822	143,707
Novell, Inc.* (Software)	3,822	27,710
Novellus Systems, Inc.* (Semiconductors)	1,092	33,666
Nuance Communications, Inc.* (Software)	1,638	18,870
NVIDIA Corp.* (Semiconductors)	3,822	117,144
Openwave Systems, Inc.* (Internet)	1,092	9,631
Oracle Corp.* (Software)	43,680	749,549
Palm, Inc.* (Computers)	1,092	15,102
Parametric Technology Corp.* (Software)	1,092	21,643
Perot Systems Corp.—Class A* (Computers)	1,092	17,843
Pitney Bowes, Inc. (Office/Business Equipment)	2,184	104,548
Plantronics, Inc. (Telecommunications)	546	10,756
PMC-Sierra, Inc.* (Semiconductors)	2,184	13,759
Polycom, Inc.* (Telecommunications)	1,092	36,713
Progress Software Corp.* (Software)	546	15,512
QLogic Corp.* (Semiconductors)	1,638	29,975
Qualcomm, Inc. (Telecommunications)	18,018	678,559
Rambus, Inc.* (Semiconductors)	1,092	20,300
RealNetworks, Inc.* (Internet)	1,092	11,652
Red Hat, Inc.* (Software)	2,184	49,642
RF Micro Devices, Inc.* (Telecommunications)	2,184	16,860
SAIC, Inc.* (Commercial Services)	1,092	20,256
Salesforce.com, Inc.* (Software)	1,092	47,862
SanDisk Corp.* (Computers)	2,184	87,797
SBA Communications Corp.—Class A* (Telecommunications)	1,092	32,443
Seagate TechnologyADR (Computers)	6,552	177,494
Seagate Technology, Inc.*(a) (Computers)	126	0
Semtech Corp.* (Semiconductors)	546	7,480
Silicon Image, Inc.* (Semiconductors)	1,092	13,202
Silicon Laboratories, Inc.* (Semiconductors)	546	17,532
SiRF Technology Holdings, Inc.* (Semiconductors)	546	16,031
Skyworks Solutions, Inc.* (Semiconductors)	1,638	10,762
Sonus Networks, Inc.* (Telecommunications)	2,730	19,765
SRA International, Inc.—Class A* (Computers)	546	13,814
Sun Microsystems, Inc.* (Computers)	38,220	253,781
Sybase, Inc.* (Software)	1,092	28,272
Symantec Corp.* (Internet)	10,374	183,724
Synopsys, Inc.* (Computers)	1,638	43,571
Tech Data Corp.* (Distribution/Wholesale)	546	20,278
Tekelec* (Telecommunications)	546	8,408
Tellabs, Inc.* (Telecommunications)	4,368	43,986
Teradyne, Inc.* (Semiconductors)	2,184	32,542
Tessera Technologies, Inc.* (Semiconductors)	546	20,879
Texas Instruments, Inc. (Semiconductors)	15,834	493,862
Tibco Software, Inc.* (Internet)	2,184	20,268
Transaction Systems Architect, Inc.* (Software)	546	19,738
Trident Microsystems, Inc.* (Software)	546	11,395
Unisys Corp.* (Computers)	3,822	32,946
United Online, Inc. (Internet)	546	7,666
United Stationers, Inc.* (Distribution/Wholesale)	546	27,824
UTStarcom, Inc.* (Telecommunications)	1,092	9,642

Common Stocks, continued
	Shares	Value
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	546	$22,468
VeriFone Holdings, Inc.* (Software)	546	21,824
VeriSign, Inc.* (Internet)	2,730	65,247
WebEx Communications, Inc.* (Internet)	546	20,246
Websense, Inc.* (Internet)	546	11,821
Western Digital Corp.* (Computers)	2,184	42,806
Wind River Systems, Inc.* (Software)	1,092	10,833
Xerox Corp.* (Office/Business Equipment)	10,374	178,433
Xilinx, Inc. (Semiconductors)	3,822	92,875
Yahoo!, Inc.* (Internet)	13,650	386,431

TOTAL COMMON STOCKS (Cost $19,553,062)		22,287,125

Repurchase Agreements (21.3%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $6,340,912 (Collateralized by $6,477,000 of various U.S. Government Agency Obligations, 3.75%-4.375%, 4/5/07-4/1/10, market value $6,469,041)	$6,340,000	6,340,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,340,000)		6,340,000

TOTAL INVESTMENT SECURITIES (Cost $25,893,062)—96.1%		28,627,125
Net other assets (liabilities)—3.9%		1,171,990

NET ASSETS—100.0%		$29,799,115

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed Security
ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index expiring 2/26/07	$22,461,698	$303,506

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Commercial Services	0.1%
Computers	21.1%
Distribution/Wholesale	0.4%
Electrical Components & Equipment	0.2%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	NM
Internet	7.0%
Machinery—Diversified	NM
Office/Business Equipment	1.0%

See accompanying notes to the financial statements.

PROFUNDS Technology UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Retail	NM
Semiconductors	14.1%
Software	16.5%
Telecommunications	14.3%
Other**	25.2%

**	Includes any non-equity securities and net other assets (liabilities).
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS Telecommunications UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (64.5%)
	Shares	Value
Alltel Corp. (Telecommunications)	28,000	$1,716,120
AT&T, Inc. (Telecommunications)	333,375	12,544,900
CenturyTel, Inc. (Telecommunications)	7,875	353,115
Cincinnati Bell, Inc.* (Telecommunications)	18,375	89,303
Citizens Communications Co. (Telecommunications)	24,500	359,170
Dobson Communications Corp.—Class A* (Telecommunications)	11,375	110,224
Embarq Corp. (Telecommunications)	11,375	631,426
IDT Corp.—Class B* (Telecommunications)	3,500	47,075
Leap Wireless International, Inc.* (Telecommunications)	3,500	229,915
Leucadia National Corp. (Holding Companies—Diversified)	12,250	335,160
Level 3 Communications, Inc.* (Telecommunications)	82,250	510,773
NII Holdings, Inc.—Class B* (Telecommunications)	10,500	774,900
NTL, Inc. (Telecommunications)	20,125	548,406
Qwest Communications International, Inc.* (Telecommunications)	117,250	955,588
RCN Corp.* (Telecommunications)	2,625	77,936
Sprint Corp. (Telecommunications)	215,250	3,837,908
TeleCorp PCS, Inc.—Class A*(a) (Telecommunications)	140	0
Telephone & Data Systems, Inc. (Telecommunications)	3,500	195,825
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	3,500	178,325
Time Warner Telecom, Inc.—Class A* (Telecommunications)	9,625	224,070
US Cellular Corp.* (Telecommunications)	875	63,088
Verizon Communications, Inc. (Telecommunications)	218,750	8,426,249
Windstream Corp. (Telecommunications)	35,875	533,820

TOTAL COMMON STOCKS (Cost $27,672,469)		32,743,296

Repurchase Agreements (21.4%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $10,887,566 (Collateralized by $10,997,000 of various U.S. Government Agency Obligations, 4.375%-5.375%, 3/17/10-8/19/11, market value $11,107,835)	$10,886,000	$10,886,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,886,000)		10,886,000

TOTAL INVESTMENT SECURITIES (Cost $38,558,469)—85.9%		43,629,296
Net other assets (liabilities)—14.1%		7,150,329

NET ASSETS—100.0%		$50,779,625

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
(a)	Escrowed security

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 2/26/07	$43,524,757	$1,345,846

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Holding Companies-Diversified	0.7%
Telecommunications	63.8%
Other**	35.5%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Utilities UltraSector ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Common Stocks (75.1%)
	Shares	Value
AGL Resources, Inc. (Gas)	6,048	$237,686
Allegheny Energy, Inc.* (Electric)	13,230	615,460
ALLETE, Inc. (Electric)	1,890	90,890
Alliant Energy Corp. (Electric)	9,072	329,767
Ameren Corp. (Electric)	16,254	863,250
American Electric Power, Inc. (Electric)	31,374	1,365,710
Aqua America, Inc. (Water)	10,584	235,071
Aquila, Inc.* (Electric)	29,862	135,275
Atmos Energy Corp. (Gas)	6,426	200,748
Avista Corp. (Electric)	3,780	95,067
Black Hills Corp. (Electric)	2,646	98,087
CenterPoint Energy, Inc. (Electric)	21,924	378,408
CLECO Corp. (Electric)	4,536	115,849
CMS Energy Corp.* (Electric)	17,766	296,515
Consolidated Edison, Inc. (Electric)	20,412	985,491
Constellation Energy Group, Inc. (Electric)	14,364	1,042,108
Dominion Resources, Inc. (Electric)	27,972	2,320,557
DPL, Inc. (Electric)	9,072	260,185
DTE Energy Co. (Electric)	13,986	648,531
Duke Energy Corp. (Electric)	99,792	1,964,904
Duquesne Light Holdings, Inc. (Electric)	6,804	136,148
Edison International (Electric)	23,814	1,071,154
El Paso Electric Co.* (Electric)	3,780	91,854
Energen Corp. (Gas)	5,292	244,914
Energy East Corp. (Electric)	11,718	281,466
Entergy Corp. (Electric)	16,632	1,544,281
Equitable Resources, Inc. (Pipelines)	9,072	392,364
Exelon Corp. (Electric)	53,298	3,197,347
FirstEnergy Corp. (Electric)	25,326	1,502,592
FPL Group, Inc. (Electric)	29,484	1,670,269
Great Plains Energy, Inc. (Electric)	6,426	201,327
Hawaiian Electric Industries, Inc. (Electric)	6,426	172,153
IDACORP, Inc. (Electric)	3,402	125,704
KeySpan Corp. (Gas)	13,986	570,629
Mirant Corp.* (Electric)	20,412	697,682
Nalco Holding Co.* (Environmental Control)	7,560	173,804
National Fuel Gas Co. (Pipelines)	6,426	261,474
New Jersey Resources Corp. (Gas)	2,268	105,689
NICOR, Inc. (Gas)	3,402	154,791
NiSource, Inc. (Electric)	21,546	512,795
Northeast Utilities System (Electric)	12,096	334,454
Northwest Natural Gas Co. (Gas)	2,268	92,285
NorthWestern Corp. (Electric)	3,024	108,441
NRG Energy, Inc.* (Electric)	10,206	611,646
NSTAR (Electric)	8,316	277,754
ONEOK, Inc. (Gas)	8,316	356,840
Peoples Energy Corp. (Gas)	3,024	131,695
Pepco Holdings, Inc. (Electric)	15,120	386,770
PG&E Corp. (Electric)	27,594	1,288,088
Piedmont Natural Gas Co., Inc. (Gas)	5,670	146,343
Pinnacle West Capital Corp. (Electric)	7,938	387,295
PNM Resources, Inc. (Electric)	4,914	149,779
PPL Corp. (Electric)	30,240	1,076,544
Progress Energy, Inc. (Electric)	20,034	952,416
Public Service Enterprise Group, Inc. (Electric)	20,034	1,342,879
Puget Energy, Inc. (Electric)	9,072	222,808
Questar Corp. (Pipelines)	6,804	552,485
Reliant Resources, Inc.* (Electric)	24,570	365,602
SCANA Corp. (Electric)	8,316	338,628
Sempra Energy (Gas)	18,144	1,041,102

Common Stocks, continued
	Shares	Value
Sierra Pacific Resources* (Electric)	17,766	$302,377
Southern Co. (Electric)	59,346	2,167,909
Southern Union Co. (Gas)	9,072	252,292
Southwest Gas Corp. (Gas)	3,402	133,529
Spectra Energy Corp.* (Pipelines)	49,896	1,303,283
TECO Energy, Inc. (Electric)	16,632	282,079
The AES Corp.* (Electric)	52,164	1,084,490
TXU Corp. (Electric)	36,666	1,982,897
UGI Corp. (Gas)	8,316	227,942
Unisource Energy Corp. (Electric)	2,646	99,278
Vectren Corp. (Gas)	6,048	170,070
Westar Energy, Inc. (Electric)	6,804	180,714
WGL Holdings, Inc. (Gas)	3,780	119,561
Wisconsin Energy Corp. (Electric)	9,450	439,992
WPS Resources Corp. (Electric)	3,402	180,476
Xcel Energy, Inc. (Electric)	31,752	740,774

TOTAL COMMON STOCKS (Cost $37,205,256)		45,219,513

Repurchase Agreements (25.5%)
	Principal Amount
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $15,322,204 (Collateralized by $15,465,000 of various U.S. Government Agency Obligations, 3.00%-5.375%, 4/15/09-8/19/11, market value $15,631,354)	$15,320,000	15,320,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,320,000)		15,320,000

TOTAL INVESTMENT SECURITIES (Cost $52,525,256)—100.6%		60,539,513
Net other assets (liabilities)—(0.6%)		(365,732)

NET ASSETS—100.0%		$60,173,781

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index expiring 2/26/07	$45,412,752	$315,702

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Electric	63.2%
Environmental Control	0.3%
Gas	7.0%
Pipelines	4.2%
Water	0.4%
Other**	24.9%

**	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROFUNDS Short Oil & Gas ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (112.8%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $8,853,274 (Collateralized by $8,781,000 of various U.S. Government Agency Obligations, 3.375%-5.375%, 4/5/07-8/19/11, market value $9,029,768)	$8,852,000	$8,852,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,852,000)		8,852,000

TOTAL INVESTMENT SECURITIES (Cost $8,852,000)—112.8%		8,852,000
Net other assets (liabilities)—(12.8%)		(1,003,915)

NET ASSETS—100.0%		$7,848,085

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 2/26/07	$(7,814,792)	$(72,189)

See accompanying notes to the financial statements.

PROFUNDS Short Precious Metals ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (153.9%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $27,091,898 (Collateralized by $27,544,000 of various U.S. Government Agency Obligations, 3.625%-5.375%, 2/15/07-8/19/11, market value $27,631,028)	$27,088,000	$27,088,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,088,000)		27,088,000

TOTAL INVESTMENT SECURITIES (Cost $27,088,000)—153.9%		27,088,000
Net other assets (liabilities)—(53.9%)		(9,484,861)

NET ASSETS—100.0%		$17,603,139

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 2/26/07	$(17,669,286)	$(404,078)

See accompanying notes to the financial statements.

PROFUNDS Short Real Estate ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (103.6%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $85,653,323 (Collateralized by $86,060,000 of various U.S. Government Agency Obligations, 5.00%-5.25%, 9/14/07-5/21/09, market value $87,354,405)	$85,641,000	$85,641,000

TOTAL REPURCHASE AGREEMENTS (Cost $85,641,000)		85,641,000

TOTAL INVESTMENT SECURITIES (Cost $85,641,000)—103.6%		85,641,000
Net other assets (liabilities)—(3.6%)		(2,939,808)

NET ASSETS—100.0%		$82,701,192

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 2/26/07	$(82,247,545)	$(2,963,535)

See accompanying notes to the financial statements.

PROFUNDS U.S. Government Plus ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

U.S. Treasury Obligations (89.6%)
	Principal Amount	Value
U.S. Treasury Bonds, 4.50%, 2/15/36	$23,650,000	$22,142,313

TOTAL U.S. TREASURY OBLIGATIONS (Cost $21,080,022)		22,142,313

Repurchase Agreements (10.0%)
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $2,467,355 (Collateralized by $2,488,000 Federal Home Loan Mortgage Corp., 4.25%, 4/5/07, market value $2,517,529)	2,467,000	2,467,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,467,000)		2,467,000

TOTAL INVESTMENT SECURITIES (Cost $23,547,022)—99.6%		24,609,313
Net other assets (liabilities)—0.4%		108,715

NET ASSETS—100.0%		$24,718,028

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.50% due 2/15/36) expiring 1/31/07	$8,707,125	$128,844

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity 10 ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (101.2%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $13,461,937 (Collateralized by $14,161,000 of various U.S. Government Agency Obligations, 3.00%-4.25%, 4/5/07-4/15/09, market value $13,733,701)	$13,460,000	$13,460,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,460,000)		13,460,000

Options Purchased(NM)
	Contracts
10-Year U.S. Treasury Note Call Option 118 expiring June 2007	50	469

TOTAL OPTIONS PURCHASED (Cost $857)		469

TOTAL INVESTMENT SECURITIES (Cost $13,460,857)—101.2%		13,460,469
Net other assets (liabilities)—(1.2%)		(160,599)

NET ASSETS—100.0%		$13,299,870

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring March 2007 (Underlying face amount at value $2,029,438)	19	$3,675

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note (4.625% due 11/15/16) expiring 1/31/07	$(11,825,625)	$(60,464)

See accompanying notes to the financial statements.

PROFUNDS Rising Rates Opportunity ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (94.1%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $215,192,959 (Collateralized by $215,415,000 of various U.S. Government Agency Obligations, 2.75%-5.375%, 2/15/07-3/14/08, market value $219,469,583)	$215,162,000	$215,162,000

TOTAL REPURCHASE AGREEMENTS (Cost $215,162,000)		215,162,000

Options Purchased(NM)
	Contracts
30-year U.S. Treasury Bond Call Option 126 expiring March 2007	125	168
30-year U.S. Treasury Bond Call Option 128 expiring March 2007	475	667

TOTAL OPTIONS PURCHASED (Cost $10,275)		835

TOTAL INVESTMENT SECURITIES (Cost $215,172,275)—94.1%		215,162,835
Net other assets (liabilities)—5.9%		13,428,612

NET ASSETS—100.0%		$228,591,447

†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring March 2007 (Underlying face amount at value $10,914,750)	99	$247,664

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.50% due 2/15/36) expiring 1/31/07	$(278,253,500)	$(2,563,193)

See accompanying notes to the financial statements.

PROFUNDS Rising U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (97.7%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $12,121,744 (Collateralized by $12,721,000 of various U.S. Government Agency Obligations, 3.00%-3.625%, 3/15/07-4/15/09, market value $12,364,322)	$12,120,000	$12,120,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,120,000)		12,120,000

TOTAL INVESTMENT SECURITIES (Cost $12,120,000)—97.7%		12,120,000
Net other assets (liabilities)—2.3%		280,200

NET ASSETS—100.0%		$12,400,200

†	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At January 31, 2007 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	2/23/07	821,567	$1,615,210	$1,613,929	$1,281
Canadian Dollar vs. U.S. Dollar	2/23/07	1,383,268	1,170,922	1,176,500	(5,578)
Euro vs. U.S. Dollar	2/23/07	5,819,027	7,548,750	7,590,961	(42,211)
Japanese Yen vs. U.S. Dollar	2/23/07	210,797,259	1,750,140	1,752,189	(2,049)
Swedish Krona vs. U.S. Dollar	2/23/07	3,770,466	539,423	543,405	(3,982)
Swiss Franc vs. U.S. Dollar	2/23/07	576,946	463,085	464,924	(1,839)

Total Short Contracts			$13,087,530	$13,141,908	$(54,378)

Long
British Sterling Pound vs. U.S. Dollar	2/23/07	92,789	$181,850	$182,279	$429
Canadian Dollar vs. U.S. Dollar	2/23/07	96,753	82,000	82,291	291
Euro vs. U.S. Dollar	2/23/07	5,345,307	613,800	617,971	4,171
Japanese Yen vs. U.S. Dollar	2/23/07	197,606,644	108,800	109,643	843
Swedish Krona vs. U.S. Dollar	2/23/07	235,156	33,600	33,891	291
Swiss Franc vs. U.S. Dollar	2/23/07	36,014	28,800	29,021	221

Total Long Contracts			$1,048,850	$1,055,096	$6,246

See accompanying notes to the financial statements.

PROFUNDS Falling U.S. Dollar ProFund (unaudited)	Schedule of Portfolio Investments January 31, 2007

Repurchase Agreements (99.0%)
	Principal Amount	Value
UBS, 5.18%, 2/1/07, dated 1/31/07,† with a repurchase price of $58,748,452 (Collateralized by $58,362,000 of various U.S. Government Agency Obligations, 3.625%-5.75%, 3/15/07-1/15/12, market value $59,916,086)	$58,740,000	$58,740,000

TOTAL REPURCHASE AGREEMENTS (Cost $58,740,000)		58,740,000

TOTAL INVESTMENT SECURITIES (Cost $58,740,000)—99.0%		58,740,000
Net other assets (liabilities)—1.0%		620,635

NET ASSETS—100.0%		$59,360,635

†	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At January 31, 2007 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	2/23/07	54,528	$107,100	$107,117	$(17)
Canadian Dollar vs. U.S. Dollar	2/23/07	96,809	81,900	82,338	(438)
Euro vs. U.S. Dollar	2/23/07	400,274	518,400	522,161	(3,761)
Japanese Yen vs. U.S. Dollar	2/23/07	14,781,000	122,400	122,863	(463)
Swedish Krona vs. U.S. Dollar	2/23/07	265,023	37,800	38,195	(395)
Swiss Franc vs. U.S. Dollar	2/23/07	40,354	32,400	32,519	(119)

Total Short Contracts			$900,000	$905,193	$(5,193)

Long
British Sterling Pound vs. U.S. Dollar	2/23/07	3,634,121	$7,144,793	$7,139,059	$(5,734)
Canadian Dollar vs. U.S. Dollar	2/23/07	6,322,357	5,350,604	5,377,304	26,700
Euro vs. U.S. Dollar	2/23/07	26,145,696	33,919,278	34,107,244	187,965
Japanese Yen vs. U.S. Dollar	2/23/07	952,738,674	7,909,685	7,919,354	9,669
Swedish Krona vs. U.S. Dollar	2/23/07	17,353,902	2,482,236	2,501,072	18,836
Swiss Franc vs. U.S. Dollar	2/23/07	2,628,687	2,109,874	2,118,294	8,420

Total Long Contracts			$58,916,470	$59,162,327	$245,856

See accompanying notes to the financial statements.

This Page Intentionally Left Blank

PROFUNDS

January 31, 2007

(unaudited)

Statements of Assets and Liabilities

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Assets:
Securities, at cost	$59,968,784	$4,536,055	$18,440,677	$26,020,314

Securities, at value	82,705,784	7,430,121	21,048,420	34,924,965
Repurchase agreements, at cost	2,911,000	975,000	6,944,000	621,000

Total Investment Securities	85,616,784	8,405,121	27,992,420	35,545,965
Cash	—	—	22,103	—
Segregated cash balances with brokers for futures contracts	256,750	34,135	170,765	53,175
Segregated cash balances with custodian for swap agreements	—	500,000	19	—
Dividends and interest receivable	82,283	3,186	10,880	5,407
Receivable for investments sold	25,634	—	113,841	—
Receivable for capital shares issued	1,814,143	788,246	1,516,054	1,903,062
Unrealized gain on swap agreements	—	9,462	29,973	—
Variation margin on futures contracts	30,875	3,310	6,370	4,800
Prepaid expenses	32,493	20,785	26,731	18,803

Total Assets	87,858,962	9,764,245	29,889,156	37,531,212

Liabilities:
Cash overdraft	30,653	2,712	—	2,930
Payable for investments purchased	—	—	—	1,610,007
Payable for capital shares redeemed	1,842,762	944,534	1,196,479	303,730
Advisory fees payable	58,756	5,039	19,572	26,735
Management services fees payable	11,751	1,008	3,915	5,729
Administration fees payable	2,384	205	794	1,161
Distribution and service fees payable—Service Class	13,062	910	2,369	2,756
Trustee fees payable	9	1	3	3
Transfer agency fees payable	25,041	2,461	6,339	9,098
Fund accounting fees payable	3,724	508	1,559	1,738
Compliance services fees payable	976	121	305	435
Service fees payable	1,588	136	529	774
Other accrued expenses	62,486	16,539	56,735	40,168

Total Liabilities	2,053,192	974,174	1,288,599	2,005,264

Net Assets	$85,805,770	$8,790,071	$28,600,557	$35,525,948

Net Assets consist of:
Capital	$101,527,220	$6,607,784	$26,325,225	$33,425,022
Accumulated net investment income (loss)	(20,524)	(97,155)	(148,050)	(42,309)
Accumulated net realized gains (losses) on investments	(38,494,320)	(632,297)	(232,015)	(6,769,553)
Net unrealized appreciation (depreciation) on investments	22,793,394	2,911,739	2,655,397	8,912,788

Net Assets	$85,805,770	$8,790,071	$28,600,557	$35,525,948

Investor Class:
Net Assets	$71,462,062	$7,506,661	$26,459,762	$32,870,346
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,102,920	163,537	580,689	492,320
Net Asset Value (offering and redemption price per share)	$64.79	$45.90	$45.57	$66.77

Service Class:
Net Assets	$14,343,708	$1,283,410	$2,140,795	$2,655,602
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	238,676	29,214	49,654	42,342
Net Asset Value (offering and redemption price per share)	$60.10	$43.93	$43.11	$62.72

See accompanying notes to the financial statements.

Large- Cap Value ProFund	Large- Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small- Cap Value ProFund	Small- Cap Growth ProFund

$159,680,860	$17,900,506	$38,107,918	$38,669,466	$23,790,646	$10,170,084

188,473,953	21,151,305	46,029,901	42,676,854	28,874,995	14,756,985
94,000	230,000	489,000	72,000	385,000	236,000

188,567,953	21,381,305	46,518,901	42,748,854	29,259,995	14,992,985
—	—	—	135	186	356
7,952	7,952	7,577	7,577	6,997	6,997
—	—	—	—	—	—
313,574	16,597	35,273	4,110	18,270	2,201
55,422	5,183	—	—	537,150	—
2,736,916	—	1,021,476	338,914	23,611	3,416
—	—	—	—	—	—
975	975	700	700	260	260
18,782	16,523	15,233	16,010	14,460	13,084

191,701,574	21,428,535	47,599,160	43,116,300	29,860,929	15,019,299

557	529	337	—	—	—
—	—	1,070,989	—	—	8,410
2,429,556	115,020	184,380	112,645	869,574	105,482
131,019	19,552	28,416	12,802	15,772	10,165
26,204	3,910	5,683	2,560	3,154	2,033
5,317	794	1,154	520	640	413
13,862	3,008	8,327	4,155	6,118	2,745
16	2	3	3	2	2
27,015	7,434	11,205	7,555	5,319	5,865
7,899	1,315	1,823	886	1,166	783
2,099	353	395	199	286	169
3,541	529	769	346	426	275
151,648	40,740	42,884	32,043	12,793	26,611

2,798,733	193,186	1,356,365	173,714	915,250	162,953

$188,902,841	$21,235,349	$46,242,795	$42,942,586	$28,945,679	$14,856,346

$165,044,870	$18,139,388	$41,573,766	$39,290,413	$27,520,170	$10,709,986
140,879	21,462	(141,315)	(84,805)	(95,198)	(76,373)
(5,078,234)	(178,533)	(3,113,712)	(272,483)	(3,564,265)	(364,791)
28,795,326	3,253,032	7,924,056	4,009,461	5,084,972	4,587,524

$188,902,841	$21,235,349	$46,242,795	$42,942,586	$28,945,679	$14,856,346

$171,359,233	$17,385,575	$36,321,715	$38,008,996	$21,586,376	$11,897,922
3,130,271	429,453	769,029	940,544	437,817	274,721
$54.74	$40.48	$47.23	$40.41	$49.30	$43.31

$17,543,608	$3,849,774	$9,921,080	$4,933,590	$7,359,303	$2,958,424
330,236	99,043	220,947	128,876	157,637	71,808
$53.12	$38.87	$44.90	$38.28	$46.69	$41.20

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2007

(unaudited)

Statements of Assets and Liabilities, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Assets:
Securities, at cost	$12,297,421	$142,170,756	$74,827,207	$138,053,674

Securities, at value	16,860,533	198,902,644	96,722,829	160,284,593
Repurchase agreements, at cost	56,000	26,704,000	18,631,000	24,383,000

Total Investment Securities	16,916,533	225,606,644	115,353,829	184,667,593
Cash	2,457	—	—	16,941
Segregated cash balances with brokers for futures contracts	—	7,437,523	2,838,800	5,495,845
Segregated foreign currency balances with brokers for futures contracts (cost $2,691,591)	—	—	—	—
Dividends and interest receivable	34,936	210,009	36,494	78,155
Receivable for investments sold	—	61,949	—	890,394
Receivable for capital shares issued	1,147,500	4,760,009	5,496,988	4,587,039
Unrealized gain on swap agreements	—	1,577,004	827,740	858,549
Variation margin on futures contracts	—	929,250	265,825	205,010
Prepaid expenses	18,472	27,966	29,387	30,106

Total Assets	18,119,898	240,610,354	124,849,063	196,829,632

Liabilities:
Cash overdraft	—	951,704	258,279	—
Payable for investments purchased	751,813	—	8,100,924	—
Payable for capital shares redeemed	384,531	6,524,773	2,092,866	7,321,931
Unrealized loss on swap agreements	—	—	—	—
Variation margin on futures contracts	—	—	—	—
Advisory fees payable	23,884	144,464	56,428	123,825
Management services fees payable	4,777	28,893	11,285	24,765
Administration fees payable	968	5,865	2,294	5,027
Distribution and service fees payable—Service Class	9,483	17,775	6,542	12,466
Trustee fees payable	3	18	8	17
Transfer agency fees payable	11,779	34,738	17,490	37,202
Fund accounting fees payable	1,420	8,773	3,538	7,698
Compliance services fees payable	298	2,055	886	2,247
Service fees payable	645	3,906	1,528	3,348
Other accrued expenses	23,911	193,662	79,866	156,450

Total Liabilities	1,213,512	7,916,626	10,631,934	7,694,976

Net Assets	$16,906,386	$232,693,728	$114,217,129	$189,134,656

Net Assets consist of:
Capital	$16,955,652	$281,377,279	$114,016,257	$164,310,830
Accumulated net investment income (loss)	605,154	1,388,471	(81,971)	(428,761)
Accumulated net realized gains (losses) on investments	(5,217,532)	(109,946,425)	(23,133,167)	2,165,988
Net unrealized appreciation (depreciation) on investments	4,563,112	59,874,403	23,416,010	23,086,599

Net Assets	$16,906,386	$232,693,728	$114,217,129	$189,134,656

Investor Class:
Net Assets	$13,164,851	$211,870,298	$107,398,319	$178,860,697
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	702,804	2,920,173	2,087,809	5,449,211
Net Asset Value (offering and redemption price per share)	$18.73	$72.55	$51.44	$32.82

Service Class:
Net Assets	$3,741,535	$20,823,430	$6,818,810	$10,273,959
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	197,825	310,224	140,738	333,194
Net Asset Value (offering and redemption price per share)	$18.91	$67.12	$48.45	$30.83

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraJapan ProFund	Bear ProFund

$39,426,231	$138,203,762	$—	$—	$149,550	$1,700

47,292,176	268,684,104	—	—	57,746	600
9,585,000	27,396,000	49,291,000	138,215,000	197,750,000	27,393,000

56,877,176	296,080,104	49,291,000	138,215,000	197,807,746	27,393,600
—	—	863	340	4,114,588	81,164
2,420,216	9,872,825	—	—	14,171,135	515,587
—	—	—	—	2,711,640	—
53,513	31,244	7,092	19,888	89,821	3,942
5,276,825	—	—	—	—	—
2,109,830	16,507,141	1,070,472	6,596,938	6,963,578	213,333
143,396	2,199,487	851,006	5,955,860	—	—
498,017	893,700	—	—	—	—
13,825	34,616	18,067	18,091	29,950	28,888

67,392,798	325,619,117	51,238,500	150,806,117	225,888,458	28,236,514

503,426	855,295	—	—	—	—
—	8,113,543	—	—	—	—
13,628,837	13,463,942	264,038	28,208,549	27,034,367	828,251
—	—	—	—	435,041	192,445
—	—	—	—	4,607,155	80,539
32,003	208,830	32,882	103,210	144,179	16,655
6,400	41,766	6,576	20,642	24,030	3,331
1,299	8,481	1,334	4,180	4,875	675
5,722	19,087	4,645	5,989	10,386	871
4	27	4	11	15	2
9,825	64,103	8,443	37,812	29,686	3,733
1,901	12,357	1,935	6,064	7,073	980
462	3,301	452	1,162	2,103	311
865	5,648	888	2,784	3,247	450
37,806	238,312	21,250	74,749	156,359	14,172

14,228,550	23,034,692	342,447	28,465,152	32,458,516	1,142,415

$53,164,248	$302,584,425	$50,896,053	$122,340,965	$193,429,942	$27,094,099

$45,970,136	$1,932,480,802	$46,780,401	$102,682,561	$221,511,788	$61,253,872
31,293	(194,353)	169,882	636,976	747,340	81,772
(1,633,038)	(1,762,224,343)	3,094,764	13,065,568	(45,519,479)	(33,937,523)
8,795,857	132,522,319	851,006	5,955,860	16,690,293	(304,022)

$53,164,248	$302,584,425	$50,896,053	$122,340,965	$193,429,942	$27,094,099

$46,125,019	$281,271,149	$45,508,916	$115,279,018	$182,157,591	$25,675,060
1,107,136	10,579,251	1,327,732	3,360,316	3,681,189	989,904
$41.66	$26.59	$34.28	$34.31	$49.48	$25.94

$7,039,229	$21,313,276	$5,387,137	$7,061,947	$11,272,351	$1,419,039
174,015	865,448	158,077	207,276	243,500	53,939
$40.45	$24.63	$34.08	$34.07	$46.29	$26.31

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2007

(unaudited)

Statements of Assets and Liabilities, continued

	Short Small-Cap ProFund	Short OTC ProFund	UltraBear ProFund	UltraShort Mid-Cap ProFund
Assets:
Securities, at cost	$2,654	$1,900	$8,500	$2,507

Securities, at value	585	780	3,000	553
Repurchase agreements, at cost	30,863,000	26,978,000	101,173,000	9,011,000

Total Investment Securities	30,863,585	26,978,780	101,176,000	9,011,553
Cash	22,003	51,968	1,129,477	964
Segregated cash balances with brokers for futures contracts	541,990	472,800	7,030,862	2,975
Interest receivable	4,441	3,882	14,558	1,297
Receivable for capital shares issued	92,388	220,729	1,275,576	123,045
Variation margin on futures contracts	—	—	—	—
Prepaid expenses	11,270	—	23,260	20,344

Total Assets	31,535,677	27,728,159	110,649,733	9,160,178

Liabilities:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	272,382	1,467,781	922,706	377,818
Unrealized loss on swap agreements	161,305	204,761	659,662	218,090
Variation margin on futures contracts	21,580	51,223	1,096,263	350
Advisory fees payable	18,147	13,739	67,226	7,055
Management services fees payable	3,629	2,748	13,445	1,411
Administration fees payable	736	557	2,725	286
Distribution and service fees payable—Service Class	2,724	1,920	10,039	1,051
Trustee fees payable	2	2	8	1
Transfer agency fees payable	3,699	4,740	18,381	1,984
Fund accounting fees payable	1,067	808	3,954	414
Compliance services fees payable	319	225	1,088	126
Service fees payable	490	371	1,815	190
Other accrued expenses	26,294	948	65,960	1,548

Total Liabilities	512,374	1,749,823	2,863,272	610,324

Net Assets	$31,023,303	$25,978,336	$107,786,461	$8,549,854

Net Assets consist of:
Capital	$86,648,728	$56,529,853	$283,072,200	$18,453,502
Accumulated net investment income (loss)	60,367	95,892	333,237	34,300
Accumulated net realized gains (losses) on investments	(55,322,321)	(30,480,198)	(173,160,598)	(9,718,146)
Net unrealized appreciation (depreciation) on investments	(363,471)	(167,211)	(2,458,378)	(219,802)

Net Assets	$31,023,303	$25,978,336	$107,786,461	$8,549,854

Investor Class:
Net Assets	$26,792,425	$23,289,321	$95,349,490	$7,641,200
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,710,214	1,372,591	7,024,947	562,671
Net Asset Value (offering and redemption price per share)	$15.67	$16.97	$13.57	$13.58

Service Class:
Net Assets	$4,230,878	$2,689,015	$12,436,971	$908,654
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	256,524	160,505	915,174	67,649
Net Asset Value (offering and redemption price per share)	$16.49	$16.75	$13.59	$13.43

See accompanying notes to the financial statements.

UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort OTC ProFund	UltraShort International ProFund	UltraShort Emerging Markets ProFund	UltraShort Japan ProFund

$23,599	$7,964	$11,353	$—	$—	$20,300

13,000	1,451	4,661	—	—	13,790
180,318,000	18,829,000	168,210,000	114,626,000	34,462,000	8,887,000

180,331,000	18,830,451	168,214,661	114,626,000	34,462,000	8,900,790
183,845	184,799	1,581,095	446	265	—
4,610,180	634,809	14,021,475	—	—	1,107,860
25,946	5,595	24,204	16,493	4,959	1,279
5,903,527	352,035	5,437,358	360,770	1,181,091	26,410,683
—	—	—	—	—	280,953
60,820	19,141	19,856	11,721	15,071	15,433

191,115,318	20,026,830	189,298,649	115,015,430	35,663,386	36,716,998

—	—	—	—	—	201,110
—	—	—	—	—	13,050
9,200,684	431,194	3,482,979	112,196	2,225,949	1,112,182
2,256,944	174,941	1,869,894	1,979,150	1,401,789	8,539
183,560	187,376	1,518,405	—	—	—
104,117	12,032	107,383	72,001	19,764	5,064
20,824	2,407	21,477	14,400	3,953	844
4,218	488	4,351	2,919	800	171
8,639	2,975	7,058	41	894	48
11	1	12	8	2	1
24,858	4,651	28,876	6,496	3,995	1,824
6,120	708	6,313	4,235	1,160	249
1,697	195	1,672	1,177	331	64
2,809	325	2,898	1,944	533	114
111,519	17,025	102,625	107,191	15,475	3,016

11,926,000	834,318	7,153,943	2,301,758	3,674,645	1,346,276

$179,189,318	$19,192,512	$182,144,706	$112,713,672	$31,988,741	$35,370,722

$328,979,719	$27,779,234	$530,372,220	$144,380,919	$59,091,772	$36,843,086
505,111	53,927	661,863	342,184	96,270	15,449
(147,125,222)	(8,145,605)	(348,834,241)	(30,030,281)	(25,797,512)	(1,706,397)
(3,170,290)	(495,044)	(55,136)	(1,979,150)	(1,401,789)	218,584

$179,189,318	$19,192,512	$182,144,706	$112,713,672	$31,988,741	$35,370,722

$168,026,222	$15,776,570	$172,914,489	$112,655,758	$31,004,547	$35,360,889
12,889,856	866,868	13,238,331	4,716,471	1,540,671	1,337,775
$13.04	$18.20	$13.06	$23.89	$20.12	$26.43

$11,163,096	$3,415,942	$9,230,217	$57,914	$984,194	$9,833
850,598	190,242	676,864	2,401	48,628	364
$13.12	$17.96	$13.64	$24.12	$20.24	$27.01

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2007

(unaudited)

Statements of Assets and Liabilities, continued

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund
Assets:
Securities, at cost	$3,173,821	$13,395,093	$9,839,903	$5,233,771

Securities, at value	4,002,574	17,388,036	15,935,255	5,893,826
Repurchase agreements, at amortized cost	1,338,000	5,385,000	5,592,000	1,592,000

Total Investment Securities	5,340,574	22,773,036	21,527,255	7,485,826
Cash	27	84	230	88
Dividends and interest receivable	7,629	23,257	805	6,738
Receivable for investments sold	—	—	104,975	—
Receivable for capital shares issued	107,636	320,863	487,230	1,583,273
Unrealized gain on swap agreements	18,128	393,445	—	—
Prepaid and other expenses	13,879	16,483	13,488	28,970

Total Assets	5,487,873	23,527,168	22,133,983	9,104,895

Liabilities:
Payable for investments purchased	142,980	326,437	—	1,205,799
Payable for capital shares redeemed	22,424	354,889	525,956	26,173
Unrealized loss on swap agreements	—	—	368,167	11,936
Advisory fees payable	5,518	14,985	14,504	3,921
Management services fees payable	1,104	2,997	2,901	784
Administration fees payable	344	609	589	159
Distribution and service fees payable—Service Class	1,034	2,329	1,491	521
Trustee fees payable	1	2	2	—
Transfer agency fees payable	1,549	4,306	3,681	1,279
Fund accounting fees payable	374	923	876	311
Compliance services fees payable	64	147	180	43
Service fees payable	149	406	392	188
Other accrued expenses	—	32,457	23,836	—

Total Liabilities	175,541	740,487	942,575	1,251,114

Net Assets	$5,312,332	$22,786,681	$21,191,408	$7,853,781

Net Assets consist of:
Capital	$4,683,112	$25,820,325	$32,051,522	$7,418,306
Accumulated net investment income (loss)	27,134	8,391	(33,993)	3,093
Accumulated net realized gains (losses) on investments	(244,795)	(7,428,423)	(16,553,306)	(215,737)
Net unrealized appreciation (depreciation) on investments	846,881	4,386,388	5,727,185	648,119

Net Assets	$5,312,332	$22,786,681	$21,191,408	$7,853,781

Investor Class:
Net Assets	$4,460,843	$19,789,519	$19,504,047	$7,221,138
Shares of Beneficial Interest Outstanding	98,082	410,279	351,272	185,622
Net Asset Value (offering and redemption (unlimited number of shares authorized, no par value) price per share)	$45.48	$48.23	$55.52	$38.90

Service Class:
Net Assets	$851,489	$2,997,162	$1,687,361	$632,643
Shares of Beneficial Interest Outstanding	18,277	62,900	32,386	16,340
Net Asset Value (offering and redemption (unlimited number of shares authorized, no par value) price per share)	$46.59	$47.65	$52.10	$38.72

See accompanying notes to the financial statements.

Consumer Services UltraSector ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund

$12,009,607	$36,480,218	$11,156,097	$1,750,115	$10,855,033	$3,191,961

12,524,855	40,006,349	13,982,102	2,098,314	21,174,237	5,059,332
4,099,000	13,003,000	4,502,000	574,000	6,233,000	2,450,000

16,623,855	53,009,349	18,484,102	2,672,314	27,407,237	7,509,332
882	560	517	607	394	767
2,301	44,482	11,097	1,729	897	353
—	15,408	18,088	—	—	2,583,930
301,611	90,203	691,576	359,559	2,028,089	14,170
24,418	231,174	100,767	—	760,172	150,825
28,356	12,675	11,355	29,078	15,928	13,018

16,981,423	53,403,851	19,317,502	3,063,287	30,212,717	10,272,395

222,651	—	—	220,921	460,310	—
123,305	287,340	627,861	36,499	1,590,384	1,511,417
—	—	—	6,047	—	—
6,935	33,545	15,287	2,732	16,633	6,512
1,387	6,709	3,058	546	3,327	1,302
282	1,361	621	111	676	264
499	2,334	4,261	75	1,548	1,297
—	3	2	—	3	1
1,024	6,479	4,514	609	5,265	2,406
520	2,082	985	284	1,002	387
65	302	160	69	184	80
106	907	414	74	450	176
—	36,006	16,390	—	29,540	12,877

356,774	377,068	673,553	267,967	2,109,322	1,536,719

$16,624,649	$53,026,783	$18,643,949	$2,795,320	$28,103,395	$8,735,676

$16,160,229	$55,258,281	$23,751,768	$5,910,393	$29,051,663	$8,530,715
(732)	(28,273)	1,018	197	(56,596)	(25,084)
(74,514)	(5,960,530)	(8,035,609)	(3,457,422)	(11,971,048)	(1,788,151)
539,666	3,757,305	2,926,772	342,152	11,079,376	2,018,196

$16,624,649	$53,026,783	$18,643,949	$2,795,320	$28,103,395	$8,735,676

$15,680,779	$50,803,974	$15,861,695	$2,701,826	$26,662,655	$7,330,306
436,004	1,495,067	955,547	63,515	293,065	385,942
$35.96	$33.98	$16.60	$42.54	$90.98	$18.99

$943,870	$2,222,809	$2,782,254	$93,494	$1,440,740	$1,405,370
26,965	68,935	177,553	2,250	16,917	79,691
$35.00	$32.24	$15.67	$41.55	$85.17	$17.64

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2007

(unaudited)

Statements of Assets and Liabilities, continued

	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
Assets:
Securities, at cost	$71,700,590	$8,436,645	$14,993,057	$—

Securities, at value	111,715,859	9,237,464	17,976,680	—
Repurchase agreements, at cost	36,744,000	3,094,000	6,030,000	134,422,000

Total Investment Securities	148,459,859	12,331,464	24,006,680	134,422,000
Cash	827	129	16	297
Dividends and interest receivable	16,432	3,439	24,920	19,342
Receivable for investments sold	—	271,618	232,173	—
Receivable for capital shares issued	2,009,886	402,633	381,512	10,856,115
Unrealized gain on swap agreements	625,674	—	54,213	2,547,808
Prepaid and other expenses	28,352	18,847	16,143	24,329

Total Assets	151,141,030	13,028,130	24,715,657	147,869,891

Liabilities:
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	1,649,308	733,552	195,964	2,643,428
Unrealized loss on swap agreements	—	312	—	—
Advisory fees payable	84,273	6,918	18,356	82,592
Management services fees payable	16,855	1,384	3,671	16,518
Administration fees payable	3,415	280	746	3,344
Distribution and service fees payable—Service Class	12,885	1,375	2,203	29,771
Trustee fees payable	12	1	2	12
Transfer agency fees payable	23,336	3,946	3,672	32,629
Fund accounting fees payable	5,002	431	1,097	4,851
Compliance services fees payable	877	79	309	1,032
Service fees payable	2,274	187	497	2,227
Other accrued expenses	123,787	6,184	42,530	117,847

Total Liabilities	1,922,024	754,649	269,047	2,934,251

Net Assets	$149,219,006	$12,273,481	$24,446,610	$144,935,640

Net Assets consist of:
Capital	$114,963,797	$13,155,087	$29,093,064	$146,281,618
Accumulated net investment income (loss)	11,836	(3,356)	60,117	385,880
Accumulated net realized gains (losses) on investments	(6,397,570)	(1,678,757)	(7,744,407)	(4,279,666)
Net unrealized appreciation (depreciation) on investments	40,640,943	800,507	3,037,836	2,547,808

Net Assets	$149,219,006	$12,273,481	$24,446,610	$144,935,640

Investor Class:
Net Assets	$132,008,041	$10,380,459	$23,538,659	$108,190,729
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,255,274	392,029	2,199,980	2,770,620
Net Asset Value (offering and redemption price per share)	$40.55	$26.48	$10.70	$39.05

Service Class:
Net Assets	$17,210,965	$1,893,022	$907,951	$36,744,911
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	452,144	71,822	88,350	972,316
Net Asset Value (offering and redemption price per share)	$38.07	$26.36	$10.28	$37.79

See accompanying notes to the financial statements.

Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund

$84,901,994	$7,314,142	$19,553,062	$27,672,469	$37,205,256	$—

105,297,163	11,270,455	22,287,125	32,743,296	45,219,513	—
31,800,000	3,492,000	6,340,000	10,886,000	15,320,000	8,852,000

137,097,163	14,762,455	28,627,125	43,629,296	60,539,513	8,852,000
268	779	453	591	628	669
76,511	3,917	2,237	256,448	51,108	1,274
—	—	—	3,876,073	1,195,929	—
4,718,730	291,900	3,667,207	1,901,231	360,314	93,491
3,239,266	221,348	303,506	1,345,846	315,702	—
29,116	15,604	11,451	14,323	21,991	30,894

145,161,054	15,296,003	32,611,979	51,023,808	62,485,185	8,978,328

2,974,596	—	2,607,492	—	—	—
1,659,176	360,464	160,718	156,801	2,176,756	1,041,540
—	—	—	—	—	72,189
67,321	13,713	14,652	29,957	38,625	9,088
13,464	2,743	2,930	5,992	7,725	1,818
2,741	557	595	1,217	1,566	369
4,672	1,642	1,349	2,833	5,919	2,011
7	1	3	4	7	1
13,227	3,582	3,928	8,189	10,511	2,337
4,025	845	952	1,778	2,312	535
671	161	175	346	448	109
1,826	371	396	811	1,043	246
92,168	22,381	19,674	36,255	66,492	—

4,833,894	406,460	2,812,864	244,183	2,311,404	1,130,243

$140,327,160	$14,889,543	$29,799,115	$50,779,625	$60,173,781	$7,848,085

$121,651,613	$45,648,649	$38,006,411	$46,543,286	$51,711,301	$13,483,682
(694,419)	(12,197)	8,932	179,721	180	39,701
(4,264,469)	(34,924,570)	(11,253,797)	(2,360,055)	132,341	(5,603,109)
23,634,435	4,177,661	3,037,569	6,416,673	8,329,959	(72,189)

$140,327,160	$14,889,543	$29,799,115	$50,779,625	$60,173,781	$7,848,085

$131,798,047	$14,269,190	$27,652,664	$47,718,753	$52,948,498	$6,231,909
2,097,103	800,662	934,807	1,672,892	2,212,542	273,789
$62.85	$17.82	$29.58	$28.52	$23.93	$22.76

$8,529,113	$620,353	$2,146,451	$3,060,872	$7,225,283	$1,616,176
133,462	37,184	76,058	112,856	315,299	70,563
$63.91	$16.68	$28.22	$27.12	$22.92	$22.90

See accompanying notes to the financial statements.

PROFUNDS

January 31, 2007

(unaudited)

Statements of Assets and Liabilities, continued

	Short Precious Metals ProFund	Short Real Estate ProFund
Assets:
Securities, at cost	$—	$—

Securities, at value	—	—
Repurchase agreements, at cost	27,088,000	85,641,000

Total Investment Securities	27,088,000	85,641,000
Cash	425	190
Segregated cash balances with brokers for futures contracts	—	—
Dividends and interest receivable	3,898	12,323
Receivable for investments sold	—	—
Receivable for capital shares issued	1,045,551	850,357
Unrealized appreciation on currency contracts	—	—
Unrealized gain on swap agreements	—	—
Prepaid and other expenses	26,810	17,205

Total Assets	28,164,684	86,521,075

Liabilities:
Dividends payable	—	—
Payable for capital shares redeemed	10,078,533	701,241
Unrealized depreciation on currency contracts	—	—
Unrealized loss on swap agreements	404,078	2,963,535
Variation margin on futures contracts	—	—
Advisory fees payable	17,536	52,270
Management services fees payable	3,507	10,454
Administration fees payable	711	2,115
Distribution and service fees payable—Service Class	4,094	5,861
Trustee fees payable	2	7
Transfer agency fees payable	5,765	10,925
Fund accounting fees payable	1,032	3,068
Compliance services fees payable	187	595
Service fees payable	474	1,409
Other accrued expenses	45,626	68,403

Total Liabilities	10,561,545	3,819,883

Net Assets	$17,603,139	$82,701,192

Net Assets consist of:
Capital	$21,145,756	$118,482,603
Accumulated net investment income (loss)	87,950	256,257
Accumulated net realized gains (losses) on investments	(3,226,489)	(33,074,133)
Net unrealized appreciation (depreciation) on investments	(404,078)	(2,963,535)

Net Assets	$17,603,139	$82,701,192

Investor Class:
Net Assets	$12,067,377	$75,369,184
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	425,884	3,602,207
Net Asset Value (offering and redemption price per share)	$28.33	$20.92

Service Class:
Net Assets	$5,535,762	$7,332,008
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	194,822	350,185
Net Asset Value (offering and redemption price per share)	$28.41	$20.94

See accompanying notes to the financial statements.

U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund	Falling U.S. Dollar ProFund

$21,080,022	$857	$10,275	$—	$—

22,142,313	469	835	—	—
2,467,000	13,460,000	215,162,000	12,120,000	58,740,000

24,609,313	13,460,469	215,162,835	12,120,000	58,740,000
932	7,582	72,062	769	309
—	9,495	50,832	—	—
834,968	1,937	30,959	1,744	8,452
15,443,840	—	—	—	—
1,225,564	7,500	17,498,823	368,801	924,200
—	—	—	—	240,663
128,844	—	—	—	—
25,999	34,740	23,645	31,455	19,730

42,269,460	13,521,723	232,839,156	12,522,769	59,933,354

88,684	—	—	—	—
17,389,983	113,548	1,150,637	51,455	457,071
—	—	—	48,132	—
—	60,464	2,563,193	—	—
—	6,828	71,156	—	—
15,112	14,437	139,958	13,546	39,577
4,534	2,887	27,992	2,709	7,916
919	586	5,681	550	1,605
2,676	1,696	22,232	2,408	5,312
5	3	18	1	5
10,747	8,597	36,723	2,512	12,550
1,333	850	8,242	798	2,328
438	270	2,481	92	214
612	390	3,784	366	1,069
36,389	11,297	215,612	—	45,072

17,551,432	221,853	4,247,709	122,569	572,719

$24,718,028	$13,299,870	$228,591,447	$12,400,200	$59,360,635

$25,348,946	$13,213,456	$341,668,979	$14,058,332	$61,162,482
57,401	70,950	(2,738,622)	72,714	187,387
(1,879,454)	72,641	(108,013,941)	(1,682,714)	(2,229,897)
1,191,135	(57,177)	(2,324,969)	(48,132)	240,663

$24,718,028	$13,299,870	$228,591,447	$12,400,200	$59,360,635

$20,920,623	$12,621,688	$204,205,392	$9,700,442	$52,703,526
691,374	401,916	10,123,237	313,843	1,838,110
$30.26	$31.40	$20.17	$30.91	$28.67

$3,797,405	$678,182	$24,386,055	$2,699,758	$6,657,109
126,011	21,720	1,234,059	87,531	232,711
$30.14	$31.22	$19.76	$30.84	$28.61

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2007

(unaudited)

Statements of Operations

	Bull ProFund	Mid-Cap ProFund	Small-Cap ProFund	OTC ProFund
Investment Income:
Dividends	$873,263	$60,579	$63,715	$113,727
Interest	150,261	94,161	378,535	68,525

Total Investment Income	1,023,524	154,740	442,250	182,252

Expenses:
Advisory fees	363,617	64,686	122,130	160,304
Management services fees	72,724	12,937	24,426	34,351
Administration fees	14,595	3,165	5,423	6,102
Distribution and service fees—Service Class	64,167	6,907	21,327	15,682
Transfer agency fees	64,591	8,619	20,769	28,933
Administrative service fees	73,408	13,816	29,146	49,746
Registration and filing fees	27,500	22,500	25,000	17,000
Custody fees	15,332	7,599	20,706	9,465
Fund accounting fees	21,580	4,050	11,831	10,865
Trustee fees	483	68	206	220
Compliance services fees	1,256	252	591	700
Service fees	8,985	1,399	4,047	4,683
Other fees	27,214	12,061	11,661	12,294
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Expenses	755,452	158,059	297,263	350,345

Net Investment Income (Loss)	268,072	(3,319)	144,987	(168,093)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,888,295	1,375,729	1,955,203	3,405,720
Net realized gains (losses) on futures contracts	893,631	278,398	(354,272)	(300,920)
Net realized gains (losses) on swap agreements	—	4,341	(243,672)	—
Change in net unrealized appreciation/depreciation on investments	9,172,418	53,102	(336,818)	2,242,299

Net Realized and Unrealized Gains (Losses) on Investments	11,954,344	1,711,570	1,020,441	5,347,099

Change in Net Assets Resulting from Operations	$12,222,416	$1,708,251	$1,165,428	$5,179,006

See accompanying notes to the financial statements.

Large-Cap Value ProFund	Large-Cap Growth ProFund	Mid-Cap Value ProFund	Mid-Cap Growth ProFund	Small-Cap Value ProFund	Small-Cap Growth ProFund

$2,524,375	$258,639	$333,348	$75,718	$135,468	$42,815
10,713	4,198	5,926	5,166	4,068	3,805

2,535,088	262,837	339,274	80,884	139,536	46,620

774,519	132,880	145,818	87,986	91,080	73,275
154,905	26,576	29,164	17,597	18,216	14,655
30,797	3,983	13,829	5,313	3,187	3,753
64,112	29,501	35,757	38,264	30,496	26,475
68,125	28,306	31,870	21,887	11,309	13,827
267,897	34,488	26,924	15,357	16,555	15,975
18,118	16,500	15,986	17,500	16,495	16,000
34,051	20,376	7,590	8,950	25,953	14,006
41,594	9,728	9,956	6,951	5,137	5,580
882	181	194	124	112	98
2,731	589	719	431	254	305
18,191	3,619	4,409	2,885	1,726	2,087
51,074	9,781	11,502	8,521	4,214	5,078
—	1,105	—	—	—	—

1,526,996	317,613	333,718	231,766	224,734	191,114

1,008,092	(54,776)	5,556	(150,882)	(85,198)	(144,494)

3,277,079	2,273,135	193,573	799,827	1,075,175	754,122
13,567	13,568	11,483	11,483	16,402	16,402
—	—	—	—	—	—
19,678,773	2,517,067	4,011,467	2,005,438	1,841,117	880,370

22,969,419	4,803,770	4,216,523	2,816,748	2,932,694	1,650,894

$23,977,511	$4,748,994	$4,222,079	$2,665,866	$2,847,496	$1,506,400

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2007

(unaudited)

Statements of Operations, continued

	Europe 30 ProFund	UltraBull ProFund	UltraMid- Cap ProFund	UltraSmall- Cap ProFund
Investment Income:
Dividends	$315,383	$1,565,750	$423,353	$900,146
Interest	2,378	705,029	515,679	1,485,845
Foreign tax withholding	(19,503)	—	—	—

Total Investment Income	298,258	2,270,779	939,032	2,385,991

Expenses:
Advisory fees	101,034	715,835	343,513	891,986
Management services fees	20,207	143,168	68,703	178,398
Administration fees	5,484	30,178	16,849	32,948
Distribution and service fees—Service Class	27,144	83,348	32,510	85,075
Transfer agency fees	24,098	81,848	46,573	102,382
Administrative services fees	9,997	221,025	96,038	228,328
Registration and filing fees	16,000	26,500	25,000	24,444
Custody fees	5,310	30,704	19,333	40,589
Fund accounting fees	6,409	42,931	21,123	49,085
Trustee fees	132	918	470	1,113
Compliance services fees	419	2,698	1,293	2,887
Service fees	2,873	18,699	9,119	20,867
Other fees	6,891	54,552	26,429	53,238
Recoupment of prior expenses reimbursed by the Advisor	—	—	—	—

Total Gross Expenses before reductions	225,998	1,452,404	706,953	1,711,340
Less fees paid indirectly	(1,583)	—	—	—

Total Net Expenses	224,415	1,452,404	706,953	1,711,340

Net Investment Income (Loss)	73,843	818,375	232,079	674,651

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(961,343)	608,724	3,163,059	5,755,311
Net realized gains (losses) on futures contracts	1,782	10,174,560	3,051,239	11,935,828
Net realized gains (losses) on swap agreements	—	9,698,798	4,803,354	22,285,125
Change in net unrealized appreciation/depreciation on investments	1,498,633	17,562,188	4,486,621	11,879,819

Net Realized and Unrealized Gains (Losses) on Investments	539,072	38,044,270	15,504,273	51,856,083

Change in Net Assets Resulting from Operations	$612,915	$38,862,645	$15,736,352	$52,530,734

See accompanying notes to the financial statements.

UltraDow 30 ProFund	UltraOTC ProFund	UltraInternational ProFund	UltraEmerging Markets ProFund	UltraJapan ProFund	Bear ProFund

$381,377	$873,735	$—	$—	$—	$—
245,472	916,854	858,191	2,462,144	4,950,333	1,001,676
—	—	—	—	—	—

626,849	1,790,589	858,191	2,462,144	4,950,333	1,001,676

156,231	1,250,136	123,445	348,469	931,911	142,291
31,246	250,029	24,689	69,694	155,319	28,458
6,623	48,056	9,810	16,828	35,539	4,807
33,295	113,838	14,653	17,605	48,496	17,848
22,781	169,188	14,022	64,326	85,647	12,777
34,891	307,496	25,086	51,584	233,071	41,521
16,402	29,500	22,481	24,437	23,500	26,834
5,919	29,594	2,867	8,131	14,381	6,059
9,025	71,403	5,556	19,456	43,519	6,748
202	1,682	116	400	1,087	190
586	4,394	446	1,419	2,831	326
4,048	31,915	2,628	9,268	19,741	2,984
16,017	80,897	7,658	25,325	50,323	7,914
—	—	8,350	—	—	—

337,266	2,388,128	261,807	656,942	1,645,365	298,757
—	—	—	—	—	—

337,266	2,388,128	261,807	656,942	1,645,365	298,757

289,583	(597,539)	596,384	1,805,202	3,304,968	702,919

(148,513)	14,779,216	—	—	(47,533,443)	(4,250)
3,372,643	8,647,120	—	—	99,342,709	(2,392,227)
844,471	42,495,585	5,603,385	18,374,993	6,042,641	(2,687,682)
3,852,316	27,424,188	674,194	3,592,798	(14,967,238)	566,271

7,920,917	93,346,109	6,277,579	21,967,791	42,884,669	(4,517,888)

$8,210,500	$92,748,570	$6,873,963	$23,772,993	$46,189,637	$(3,814,969)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2007

(unaudited)

Statements of Operations, continued

	Short Small-Cap ProFund	Short OTC ProFund	UltraBear ProFund	UltraShort Mid-Cap ProFund
Investment Income:
Interest	$970,671	$886,410	$3,405,826	$437,537

Expenses:
Advisory fees	137,476	122,424	479,246	61,847
Management services fees	27,495	24,485	95,850	12,369
Administration fees	4,576	4,005	18,288	1,940
Distribution and service fees—Service Class	6,695	16,127	52,796	8,672
Transfer agency fees	11,385	16,565	57,353	5,778
Administrative services fees	46,461	33,229	122,945	13,200
Registration and filing fees	18,693	20,131	20,098	17,345
Custody fees	6,866	6,810	11,590	4,711
Fund accounting fees	7,311	6,618	25,878	2,590
Trustee fees	200	261	637	84
Compliance services fees	348	147	1,550	93
Service fees	3,250	2,957	11,662	1,145
Other fees	7,815	5,741	33,116	3,089

Total Expenses	278,571	259,500	931,009	132,863

Net Investment Income (Loss)	692,100	626,910	2,474,817	304,674

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,782)	(8,841)	(29,750)	(8,025)
Net realized gains (losses) on futures contracts	(1,255,514)	(1,809,105)	(20,155,596)	(1,366,054)
Net realized gains (losses) on swap agreements	(5,396,587)	(6,642,403)	(8,605,531)	(2,277,200)
Change in net unrealized appreciation/depreciation on investments	579,503	737,453	378,046	461,494

Net Realized and Unrealized Gains (Losses) on Investments	(6,079,380)	(7,722,896)	(28,412,831)	(3,189,785)

Change in Net Assets Resulting from Operations	$(5,387,280)	$(7,095,986)	$(25,938,014)	$(2,885,111)

See accompanying notes to the financial statements.

UltraShort Small-Cap ProFund	UltraShort Dow 30 ProFund	UltraShort OTC ProFund	UltraShort International ProFund	UltraShort Emerging Markets ProFund	UltraShort Japan ProFund

$5,272,194	$508,386	$4,876,538	$2,697,751	$1,019,923	$237,690

737,981	72,210	674,783	376,908	137,918	40,894
147,597	14,442	134,957	75,382	27,584	6,816
25,634	3,302	27,788	7,299	5,274	1,015
86,331	13,409	39,874	325	5,944	7,929
79,968	14,073	82,786	12,971	12,270	5,862
201,764	11,210	167,523	168,752	41,947	5,010
44,441	18,500	24,813	19,583	22,033	20,454
16,674	3,912	14,038	11,338	4,695	3,820
41,377	4,408	36,342	18,241	6,183	1,661
1,156	104	901	476	181	33
2,190	283	2,218	1,344	441	88
18,576	2,001	16,417	8,753	3,139	776
40,642	7,677	40,135	25,308	8,630	2,143

1,444,331	165,531	1,262,575	726,680	276,239	96,501

3,827,863	342,855	3,613,963	1,971,071	743,684	141,189

(70,800)	(24,033)	(39,075)	—	—	(20,075)
(13,189,395)	(1,949,793)	(25,059,172)	—	—	(1,877,695)
(48,042,738)	(1,751,248)	(38,976,470)	(27,507,002)	(18,002,470)	(412,386)
4,549,857	(420,247)	2,752,678	(1,047,959)	772,234	217,210

(56,753,076)	(4,145,321)	(61,322,039)	(28,554,961)	(17,230,236)	(2,092,946)

$(52,925,213)	$(3,802,466)	$(57,708,076)	$(26,583,890)	$(16,486,552)	$(1,951,757)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2007

(unaudited)

Statements of Operations, continued

	Banks UltraSector ProFund	Basic Materials UltraSector ProFund	Biotechnology UltraSector ProFund	Consumer Goods UltraSector ProFund
Investment Income:
Dividends	$137,927	$239,166	$780	$56,721
Interest	71,394	144,767	160,849	37,975

Total Investment Income	209,321	383,933	161,629	94,696

Expenses:
Advisory fees	41,465	85,018	94,438	22,630
Management services fees	8,293	17,004	18,888	4,526
Administration fees	1,262	5,488	3,424	1,630
Distribution and services fees—Service Class	12,450	13,015	12,108	4,349
Transfer agency fees	3,209	9,106	11,530	1,039
Administrative services fees	7,144	27,753	31,073	1,061
Registration and filing fees	13,503	17,750	15,000	13,498
Custody fees	7,418	5,469	7,260	1,890
Fund accounting fees	1,690	4,637	5,655	406
Trustee fees	30	93	148	7
Compliance services fees	36	142	27	16
Services fees	628	2,047	2,441	154
Other fees	2,235	5,680	7,895	532

Total Expenses	99,363	193,202	209,887	51,738

Net Investment Income (Loss)	109,958	190,731	(48,258)	42,958

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	155,174	396,250	813,231	5,752
Net realized gains (losses) on swap agreements	301,844	1,729,841	1,064,634	376,514
Change in net unrealized appreciation/depreciation on investments	173,963	1,952,194	(687,169)	405,027

Net Realized and Unrealized Gains (Losses) on Investments	630,981	4,078,285	1,190,696	787,293

Change in Net Assets Resulting from Operations	$740,939	$4,269,016	$1,142,438	$830,251

See accompanying notes to the financial statements.

Consumer Services UltraSector ProFund	Financials UltraSector ProFund	Health Care UltraSector ProFund	Industrials UltraSector ProFund	Internet UltraSector ProFund	Mobile Telecommunications UltraSector ProFund

$19,142	$250,344	$105,335	$31,645	$3,897	$30,440
36,571	196,431	140,122	40,284	177,465	91,624

55,713	446,775	245,457	71,929	181,362	122,064

21,466	113,779	81,213	23,777	104,322	51,444
4,293	22,756	16,243	4,755	20,865	10,289
1,674	5,347	2,800	1,031	4,524	1,815
5,571	12,488	21,122	3,879	9,861	12,473
319	11,696	9,868	498	14,445	7,926
1,479	34,605	19,449	2,000	26,407	12,353
13,499	14,250	13,500	13,500	16,000	13,486
1,363	13,844	14,076	3,187	6,804	4,685
278	6,767	4,576	436	6,488	3,132
4	124	96	9	141	74
13	318	83	13	172	35
99	2,829	1,789	127	2,854	1,376
374	11,631	6,253	532	9,719	4,983

50,432	250,434	191,068	53,744	222,602	124,071

5,281	196,341	54,389	18,185	(41,240)	(2,007)

162,716	(219,696)	366,545	217,162	(179,829)	(369,210)
503,654	1,519,487	772,612	356,038	1,838,566	(255,491)
521,021	2,496,819	735,605	253,441	4,503,122	441,871

1,187,391	3,796,610	1,874,762	826,641	6,161,859	(182,830)

$1,192,672	$3,992,951	$1,929,151	$844,826	$6,120,619	$(184,837)

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2007

(unaudited)

Statements of Operations, continued

	Oil & Gas UltraSector ProFund	Oil Equipment, Services & Distribution UltraSector ProFund	Pharmaceuticals UltraSector ProFund	Precious Metals UltraSector ProFund
Investment Income:
Dividends	$784,225	$27,123	$450,312	$—
Interest	918,315	69,169	307,071	4,965,190

Total Investment Income	1,702,540	96,292	757,383	4,965,190

Expenses:
Advisory fees	537,636	39,703	176,758	674,912
Management services fees	107,528	7,941	35,352	134,983
Administration fees	21,869	1,532	5,100	24,880
Distribution and service fees—Service Class	77,244	7,873	26,525	279,915
Transfer agency fees	60,883	6,082	20,102	121,107
Administrative services fees	155,968	4,845	66,002	99,221
Registration and filing fees	24,724	19,998	15,731	22,809
Custody fees	15,513	4,614	9,994	13,973
Fund accounting fees	29,742	1,558	11,290	39,782
Trustee fees	696	38	275	1,025
Compliance services fees	358	71	500	124
Service fees	13,236	792	4,854	17,685
Other fees	41,712	2,423	15,142	50,215
Recoupment of prior expenses reimbursed by the Advisor	—	—	8,215	—

Total Expenses	1,087,109	97,470	395,840	1,480,631

Net Investment Income (Loss)	615,431	(1,178)	361,543	3,484,559

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(148,541)	(968,282)	1,038,456	—
Net realized gains (losses) on swap agreements	363,105	(330,751)	1,812,831	(33,487,996)
Change in net unrealized appreciation/depreciation on investments	(6,184,351)	399,317	670,788	1,706,861

Net Realized and Unrealized Gains (Losses) on Investments	(5,969,787)	(899,716)	3,522,075	(31,781,135)

Change in Net Assets Resulting from Operations	$(5,354,356)	$(900,894)	$3,883,618	$(28,296,576)

See accompanying notes to the financial statements.

Real Estate UltraSector ProFund	Semiconductor UltraSector ProFund	Technology UltraSector ProFund	Telecommunications UltraSector ProFund	Utilities UltraSector ProFund	Short Oil & Gas ProFund

$631,371	$65,372	$51,501	$528,806	$1,089,467	$—
574,106	138,998	162,614	281,222	550,606	525,025

1,205,477	204,370	214,115	810,028	1,640,073	525,025

341,106	81,797	94,600	163,156	319,772	73,824
68,222	16,359	18,920	32,631	63,955	14,765
20,143	2,860	3,160	7,323	11,667	2,285
35,419	10,371	10,674	23,954	52,090	12,366
32,568	10,999	8,068	20,085	34,103	7,775
123,078	21,448	23,210	46,868	108,246	22,579
28,522	15,500	14,000	12,966	21,878	17,688
10,200	10,365	14,644	5,981	12,924	5,189
19,353	4,997	4,811	9,039	18,496	3,307
424	120	91	190	376	97
722	94	153	462	524	280
8,792	2,088	1,899	4,066	8,105	1,698
27,609	7,080	7,118	14,252	25,479	9,236
25,759	—	7,206	15,706	—	—

741,917	184,078	208,554	356,679	677,615	171,089

463,560	20,292	5,561	453,349	962,458	353,936

261,737	341,994	(87,430)	65,378	1,170,280	—
10,556,540	979,542	1,337,490	2,905,825	2,751,420	362,871
16,479,399	420,965	2,317,849	5,557,933	2,630,834	1,430,890

27,297,676	1,742,501	3,567,909	8,529,136	6,552,534	1,793,761

$27,761,236	$1,762,793	$3,573,470	$8,982,485	$7,514,992	$2,147,697

See accompanying notes to the financial statements.

PROFUNDS

For the six months ended January 31, 2007

(unaudited)

Statements of Operations, continued

	Short Precious Metals ProFund	Short Real Estate ProFund
Investment Income:
Interest	$776,978	$2,517,307

Expenses:
Advisory fees	108,269	355,794
Management services fees	21,654	71,159
Administration fees	3,736	14,168
Distribution and service fees-Service Class	50,197	36,731
Transfer agency fees	18,707	32,119
Administrative services fees	23,286	128,535
Registration and filing fees	19,512	17,351
Custody fees	5,018	8,693
Fund accounting fees	7,668	19,247
Trustee fees	180	471
Compliance services fees	—	663
Service fees	3,171	8,934
Other fees	3,364	31,967

Total Expenses	264,762	725,832

Net Investment Income (Loss)	512,216	1,791,475

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	—	—
Net realized gains (losses) on futures contracts	—	—
Net realized gains (losses) on swap agreements	(5,289,603)	(18,219,464)
Net realized gains (losses) on foreign currency transactions	—	—
Change in net unrealized appreciation/depreciation on investments	1,914,878	(1,594,230)

Net Realized and Unrealized Gains (Losses) on Investments	(3,374,725)	(19,813,694)

Change in Net Assets Resulting from Operations	$(2,862,509)	$(18,022,219)

See accompanying notes to the financial statements.

U.S. Government Plus ProFund	Rising Rates Opportunity 10 ProFund	Rising Rates Opportunity ProFund	Rising U.S. Dollar ProFund	Falling U.S. Dollar ProFund

$1,683,266	$639,346	$7,378,085	$595,101	$1,850,456

172,031	91,671	1,051,974	85,340	265,047
51,609	18,334	210,396	17,068	53,010
8,258	6,003	40,324	2,536	10,871
39,742	12,624	150,910	14,806	28,124
37,972	16,098	118,062	5,630	31,353
67,825	9,146	378,552	25,026	67,512
27,414	29,500	29,000	15,500	16,096
5,415	2,891	19,616	3,633	5,984
14,571	4,478	58,841	3,224	13,535
367	103	1,596	101	320
699	322	3,267	200	777
6,458	2,062	26,425	1,455	6,058
15,611	3,263	62,258	4,546	14,139

447,972	196,495	2,151,221	179,065	512,826

1,235,294	442,851	5,226,864	416,036	1,337,630

2,323,086	(857)	722	—	—
881,405	(10,883)	(288,727)	—	—
1,556,164	9,028	(13,444,245)	—	—
—	—	—	(65,687)	(401,895)
(300,006)	(10,637)	(222,312)	326,241	(760,610)

4,460,649	(13,349)	(13,954,562)	260,554	(1,162,505)

$5,695,943	$429,502	$(8,727,698)	$676,590	$175,125

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets

	Bull ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$268,072	$134,285	$331,879
Net realized gains (losses) on investments	2,781,926	149,428	4,101,456
Change in net unrealized appreciation/depreciation on investments	9,172,418	1,427,173	(5,701,001)

Change in net assets resulting from operations	12,222,416	1,710,886	(1,267,666)

Distributions to Shareholders From:
Net investment income
Investor Class	(445,110)	—	(336,264)
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(445,110)	—	(336,264)

Capital Transactions:
Proceeds from shares issued
Investor Class	293,860,476	464,034,680	802,497,336
Service Class	46,832,866	117,631,155	243,633,348
Dividends reinvested
Investor Class	371,049	—	324,360
Service Class	—	—	—
Value of shares redeemed
Investor Class	(295,546,439)	(488,039,222)	(823,913,144)
Service Class	(40,951,455)	(133,297,771)	(270,875,380)

Change in net assets resulting from capital transactions	4,566,497	(39,671,158)	(48,333,480)

Change in net assets	16,343,803	(37,960,272)	(49,937,410)
Net Assets:
Beginning of period	69,461,967	107,422,239	157,359,649

End of period	$85,805,770	$69,461,967	$107,422,239

Accumulated net investment income (loss)	$(20,524)	$142,283	$7,998

Share Transactions:
Issued
Investor Class	4,764,470	8,107,120	14,689,850
Service Class	830,320	2,193,498	4,792,304
Reinvested
Investor Class	5,780	—	5,730
Service Class	—	—	—
Redeemed
Investor Class	(4,749,416)	(8,529,365)	(15,162,069)
Service Class	(725,390)	(2,491,501)	(5,315,132)

Change in shares	125,764	(720,248)	(989,317)

See accompanying notes to the financial statements.

Mid-Cap ProFund			Small-Cap ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$(3,319)	$204,523	$159,322	$144,987	$222,258	$442,040
1,658,468	10,039,726	7,072,540	1,357,259	3,637,279	7,806,393
53,102	(8,088,572)	(7,717,382)	(336,818)	2,415,077	(12,655,808)

1,708,251	2,155,677	(485,520)	1,165,428	6,274,614	(4,407,375)

(43,716)	—	(135,980)	(75,238)	—	—

—	—	(763,503)	(230,977)	—	—
—	—	(74,717)	(35,173)	—	—

(43,716)	—	(974,200)	(341,388)	—	—

114,335,823	429,772,484	708,648,774	264,226,516	334,219,232	708,188,377
6,651,211	65,687,596	195,600,449	33,048,033	94,420,550	240,251,705

39,748	—	889,227	272,331	—	—
—	—	66,080	27,749	—	—

(117,207,988)	(531,227,917)	(730,576,544)	(255,554,610)	(459,200,134)	(724,009,888)
(8,009,254)	(72,797,466)	(190,557,579)	(36,654,375)	(109,900,304)	(271,944,720)

(4,190,460)	(108,565,303)	(15,929,593)	5,365,644	(140,460,656)	(47,514,526)

(2,525,925)	(106,409,626)	(17,389,313)	6,189,684	(134,186,042)	(51,921,901)

11,315,996	117,725,622	135,114,935	22,410,873	156,596,915	208,518,816

$8,790,071	$11,315,996	$117,725,622	$28,600,557	$22,410,873	$156,596,915

$(97,155)	$141,458	$(63,065)	$(148,050)	$524,845	$302,587

2,687,115	9,920,987	18,290,321	6,166,002	7,968,068	19,050,938
163,243	1,567,285	5,291,775	806,962	2,338,960	6,734,353

889	—	21,443	6,022	—	—
—	—	1,652	648	—	—

(2,737,222)	(12,330,692)	(19,214,161)	(6,011,868)	(11,060,399)	(19,618,873)
(198,417)	(1,743,815)	(5,128,115)	(895,520)	(2,727,039)	(7,660,072)

(84,392)	(2,586,235)	(737,085)	72,246	(3,480,410)	(1,493,654)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	OTC ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$(168,093)	$(245,325)	$(524,435)
Net realized gains (losses) on investments	3,104,800	1,465,457	3,002,582
Change in net unrealized appreciation/depreciation on investments	2,242,299	(5,236,477)	(7,898,842)

Change in net assets resulting from operations	5,179,006	(4,016,345)	(5,420,695)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	(189,487)
Net realized gains on investments
Investor Class	(289,215)	—	—
Service Class	(35,177)	—	—

Change in net assets resulting from distributions	(324,392)	—	(189,487)

Capital Transactions:
Proceeds from shares issued
Investor Class	308,396,104	331,054,562	729,363,875
Service Class	12,622,906	47,315,834	107,751,146
Dividends reinvested
Investor Class	263,150	—	177,570
Service Class	30,079	—	—
Value of shares redeemed
Investor Class	(297,104,190)	(358,609,269)	(772,648,979)
Service Class	(11,827,262)	(57,605,825)	(144,219,532)

Change in net assets resulting from capital transactions	12,380,787	(37,844,698)	(79,575,920)

Change in net assets	17,235,401	(41,861,043)	(85,186,102)
Net Assets:
Beginning of period	18,290,547	60,151,590	145,337,692

End of period	$35,525,948	$18,290,547	$60,151,590

Accumulated net investment income (loss)	$(42,309)	$(336,337)	$(91,012)

Share Transactions:
Issued
Investor Class	4,864,500	5,313,654	12,226,680
Service Class	211,406	783,458	1,883,548
Reinvested
Investor Class	4,011	—	2,815
Service Class	488	—	—
Redeemed
Investor Class	(4,670,063)	(5,781,682)	(12,981,114)
Service Class	(197,139)	(963,739)	(2,522,429)

Change in shares	213,203	(648,309)	(1,390,500)

See accompanying notes to the financial statements.

Large-Cap Value ProFund			Large-Cap Growth ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$1,008,092	$190,069	$143,204	$(54,776)	$(55,883)	$(108,483)
3,290,646	(2,305,412)	3,011,840	2,286,703	499,708	(917,334)
19,678,773	4,507,250	(2,712,511)	2,517,067	(535,800)	(103,309)

23,977,511	2,391,907	442,533	4,748,994	(91,975)	(1,129,126)

(1,043,009)	—	(156,944)	—	—	—

—	—	—	(704,768)	—	—
—	—	—	(149,532)	—	—

(1,043,009)	—	(156,944)	(854,300)	—	—

327,799,910	360,913,265	181,157,652	155,213,448	35,750,292	155,382,227
21,592,152	28,117,528	72,788,002	9,855,178	11,445,538	109,478,769

884,979	—	150,611	701,422	—	—
—	—	—	139,850	—	—

(346,251,560)	(228,720,125)	(185,798,575)	(152,627,658)	(37,854,690)	(147,637,339)
(19,179,459)	(18,678,738)	(84,943,680)	(8,929,162)	(17,675,234)	(115,743,872)

(15,153,978)	141,631,930	(16,645,990)	4,353,078	(8,334,094)	1,479,785

7,780,524	144,023,837	(16,360,401)	8,247,772	(8,426,069)	350,659

181,122,317	37,098,480	53,458,881	12,987,577	21,413,646	21,062,987

$188,902,841	$181,122,317	$37,098,480	$21,235,349	$12,987,577	$21,413,646

$140,879	$175,796	$(14,273)	$21,462	$(54,416)	$1,467

6,393,909	7,506,796	4,119,323	3,937,527	940,268	4,148,702
426,138	608,620	1,700,708	259,807	308,621	3,005,760

16,355	—	3,293	17,440	—	—
—	—	—	3,618	—	—

(6,733,391)	(4,781,142)	(4,236,901)	(3,811,736)	(993,362)	(3,953,040)
(388,606)	(405,363)	(1,987,154)	(227,162)	(473,056)	(3,202,955)

(285,595)	2,928,911	(400,731)	179,494	(217,529)	(1,533)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Mid-Cap Value ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$5,556	$34,449	$69,300
Net realized gains (losses) on investments	205,056	2,291,698	12,750,082
Change in net unrealized appreciation/depreciation on investments	4,011,467	(1,359,011)	(5,608,061)

Change in net assets resulting from operations	4,222,079	967,136	7,211,321

Distributions to Shareholders From:
Net investment income
Investor Class	(58,262)	—	(39,583)
Net realized gains on investments
Investor Class	(258,611)	—	(1,280,712)
Service Class	(76,471)	—	(200,123)

Change in net assets resulting from distributions	(393,344)	—	(1,520,418)

Capital Transactions:
Proceeds from shares issued
Investor Class	74,553,397	133,379,694	520,557,446
Service Class	8,404,128	17,106,428	108,184,488
Dividends reinvested
Investor Class	263,797	—	1,281,363
Service Class	63,940	—	168,722
Value of shares redeemed
Investor Class	(55,187,079)	(153,192,811)	(549,114,453)
Service Class	(8,264,550)	(12,905,243)	(136,883,616)

Change in net assets resulting from capital transactions	19,833,633	(15,611,932)	(55,806,050)

Change in net assets	23,662,368	(14,644,796)	(50,115,147)
Net Assets:
Beginning of period	22,580,427	37,225,223	87,340,370

End of period	$46,242,795	$22,580,427	$37,225,223

Accumulated net investment income (loss)	$(141,315)	$(51,007)	$(85,456)

Share Transactions:
Issued
Investor Class	1,700,438	3,071,569	13,102,073
Service Class	193,312	408,139	2,840,039
Reinvested
Investor Class	5,721	—	31,063
Service Class	1,457	—	4,262
Redeemed
Investor Class	(1,254,601)	(3,539,927)	(13,717,802)
Service Class	(198,864)	(310,781)	(3,618,099)

Change in shares	447,463	(371,000)	(1,358,464)

See accompanying notes to the financial statements.

Mid-Cap Growth ProFund			Small-Cap Value ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$(150,882)	$(219,086)	$(435,927)	$(85,198)	$(56,976)	$(347,335)
811,310	3,725,865	208,841	1,091,577	(534,771)	12,706,105
2,005,438	(2,783,855)	1,866,852	1,841,117	495,190	(22,362,972)

2,665,866	722,924	1,639,766	2,847,496	(96,557)	(10,004,202)

—	—	—	—	—	—

(6,644)	—	—	—	—	—
(2,797)	—	—	—	—	—

(9,441)	—	—	—	—	—

90,916,305	142,691,509	215,209,165	111,868,292	216,311,240	263,393,803
9,308,139	15,088,408	151,801,130	17,969,973	35,151,455	163,961,094

6,536	—	—	—	—	—
2,237	—	—	—	—	—

(58,047,462)	(177,810,782)	(200,977,000)	(98,331,023)	(224,987,349)	(394,900,305)
(9,741,425)	(25,603,989)	(146,668,105)	(18,869,382)	(39,371,851)	(183,917,658)

32,444,330	(45,634,854)	19,365,190	12,637,860	(12,896,505)	(151,463,066)

35,100,755	(44,911,930)	21,004,956	15,485,356	(12,993,062)	(161,467,268)

7,841,831	52,753,761	31,748,805	13,460,323	26,453,385	187,920,653

$42,942,586	$7,841,831	$52,753,761	$28,945,679	$13,460,323	$26,453,385

$(84,805)	$(317,309)	$(98,223)	$(95,198)	$(130,739)	$(73,763)

2,342,668	3,632,043	6,133,950	2,402,299	4,751,124	6,618,196
263,941	407,974	4,567,771	405,833	820,913	4,266,941

167	—	—	—	—	—
60	—	—	—	—	—

(1,493,890)	(4,549,355)	(5,793,952)	(2,102,896)	(4,978,308)	(10,165,028)
(265,460)	(694,164)	(4,435,608)	(429,480)	(926,230)	(4,812,216)

847,486	(1,203,502)	472,161	275,756	(332,501)	(4,092,107)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Small-Cap Growth ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$(144,494)	$(244,600)	$(485,527)
Net realized gains (losses) on investments	770,524	3,031,802	4,689,448
Change in net unrealized appreciation/depreciation on investments	880,370	(2,344,612)	(10,117,426)

Change in net assets resulting from operations	1,506,400	442,590	(5,913,505)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—

Change in net assets resulting from distributions	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	74,609,637	123,526,261	327,519,625
Service Class	8,782,900	8,287,820	81,728,439
Dividends reinvested
Investor Class	—	—	—
Value of shares redeemed
Investor Class	(71,947,260)	(136,209,267)	(405,514,012)
Service Class	(9,388,506)	(15,063,801)	(114,061,830)

Change in net assets resulting from capital transactions	2,056,771	(19,458,987)	(110,327,778)

Change in net assets	3,563,171	(19,016,397)	(116,241,283)
Net Assets:
Beginning of period	11,293,175	30,309,572	146,550,855

End of period	$14,856,346	$11,293,175	$30,309,572

Accumulated net investment income (loss)	$(76,373)	$(323,683)	$(79,083)

Share Transactions:
Issued
Investor Class	1,812,918	2,923,285	8,811,532
Service Class	226,986	207,066	2,289,986
Reinvested
Investor Class	—	—	—
Redeemed
Investor Class	(1,748,354)	(3,246,926)	(11,119,805)
Service Class	(235,435)	(380,503)	(3,268,837)

Change in shares	56,115	(497,078)	(3,287,124)

See accompanying notes to the financial statements.

Europe 30 ProFund			UltraBull ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$73,843	$531,311	$37,900	$818,375	$567,408	$520,298
(959,561)	(73,042)	(358,523)	20,482,082	(4,309,349)	8,625,981
1,498,633	690,786	(2,959,708)	17,562,188	6,635,354	(6,878,934)

612,915	1,149,055	(3,280,331)	38,862,645	2,893,413	2,267,345

(758)	—	(37,142)	(139,985)	—	(378,511)

(758)	—	(37,142)	(139,985)	—	(378,511)

175,230,719	266,279,187	269,498,482	797,197,721	1,358,676,615	2,365,930,132
35,655,963	26,601,200	57,648,915	71,812,235	38,212,479	95,290,261

685	—	32,263	122,921	—	341,668

(177,991,565)	(301,616,808)	(260,710,484)	(768,675,205)	(1,350,057,131)	(2,394,935,620)
(34,109,583)	(27,441,645)	(66,863,220)	(68,137,729)	(49,698,858)	(88,295,803)

(1,213,781)	(36,178,066)	(394,044)	32,319,943	(2,866,895)	(21,669,362)

(601,624)	(35,029,011)	(3,711,517)	71,042,603	26,518	(19,780,528)

17,508,010	52,537,021	56,248,538	161,651,125	161,624,607	181,405,135

$16,906,386	$17,508,010	$52,537,021	$232,693,728	$161,651,125	$161,624,607

$605,154	$532,069	$758	$1,388,471	$710,081	$142,673

9,639,137	15,538,698	17,514,824	11,966,547	23,041,844	43,862,591
1,912,534	1,545,438	3,718,638	1,170,326	693,997	1,859,838

37	—	2,008	1,720	—	5,903

(9,826,563)	(17,747,587)	(17,323,852)	(11,585,322)	(22,888,441)	(44,413,506)
(1,840,155)	(1,601,028)	(4,386,234)	(1,120,689)	(903,145)	(1,731,338)

(115,010)	(2,264,479)	(474,616)	432,582	(55,745)	(416,512)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	UltraMid-Cap ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$232,079	$490,225	$68,043
Net realized gains (losses) on investments	11,017,652	(4,822,905)	12,225,208
Change in net unrealized appreciation/depreciation on investments	4,486,621	(1,551,826)	4,834,208

Change in net assets resulting from operations	15,736,352	(5,884,506)	17,127,459

Distributions to Shareholders From:
Net investment income
Investor Class	(786,457)	—	(15,371)
Service Class	—	—	—
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(786,457)	—	(15,371)

Capital Transactions:
Proceeds from shares issued
Investor Class	486,815,297	651,024,080	1,063,912,218
Service Class	39,280,131	46,697,716	180,241,162
Dividends reinvested
Investor Class	721,748	—	12,706
Service Class	—	—	—
Value of shares redeemed
Investor Class	(476,275,169)	(685,871,619)	(1,043,910,227)
Service Class	(38,385,393)	(49,680,025)	(184,179,604)

Change in net assets resulting from capital transactions	12,156,614	(37,829,848)	16,076,255

Change in net assets	27,106,509	(43,714,354)	33,188,343
Net Assets:
Beginning of period	87,110,620	130,824,974	97,636,631

End of period	$114,217,129	$87,110,620	$130,824,974

Accumulated net investment income (loss)	$(81,971)	$472,407	$(17,818)

Share Transactions:
Issued
Investor Class	10,460,734	13,844,644	27,399,693
Service Class	895,674	1,043,089	4,795,229
Reinvested
Investor Class	14,721	—	288
Service Class	—	—	—
Redeemed
Investor Class	(10,321,616)	(14,714,316)	(26,941,639)
Service Class	(877,292)	(1,124,463)	(4,911,265)

Change in shares	172,221	(951,046)	342,306

See accompanying notes to the financial statements.

UltraSmall-Cap ProFund			UltraDow 30 ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$674,651	$638,516	$922,823	$289,583	$242,849	$255,301
39,976,264	(23,825,761)	(1,474,007)	4,068,601	1,035,444	(2,402,551)
11,879,819	11,013,886	(23,171,874)	3,852,316	630,509	23,484

52,530,734	(12,173,359)	(23,723,058)	8,210,500	1,908,802	(2,123,766)

(303,744)	—	(880,880)	(161,287)	—	(252,062)
—	—	—	—	—	(10,797)

—	—	—	(173,246)	—	—
—	—	—	(28,593)	—	—

(303,744)	—	(880,880)	(363,126)	—	(262,859)

1,226,019,269	1,580,856,767	2,504,902,407	346,180,078	795,746,746	439,576,119
90,874,702	103,309,153	175,220,867	10,823,562	23,471,451	57,897,447

274,890	—	702,897	298,708	—	204,358
—	—	—	22,239	—	9,840

(1,258,932,344)	(1,554,476,060)	(2,666,613,550)	(327,299,519)	(802,679,394)	(458,945,985)
(92,784,786)	(109,278,989)	(187,953,096)	(9,905,786)	(25,495,253)	(58,492,927)

(34,548,269)	20,410,871	(173,740,475)	20,119,282	(8,956,450)	(19,751,148)

17,678,721	8,237,512	(198,344,413)	27,966,656	(7,047,648)	(22,137,773)

171,455,935	163,218,423	361,562,836	25,197,592	32,245,240	54,383,013

$189,134,656	$171,455,935	$163,218,423	$53,164,248	$25,197,592	$32,245,240

$(428,761)	$725,231	$86,715	$31,293	$244,787	$1,938

41,211,173	54,535,861	104,321,582	9,003,166	23,641,649	13,942,768
3,261,328	3,735,192	7,650,031	293,785	723,410	1,904,499

8,448	—	27,265	7,286	—	6,366
—	—	—	558	—	313

(41,964,883)	(54,160,821)	(111,526,093)	(8,513,621)	(23,844,235)	(14,563,331)
(3,296,918)	(4,017,338)	(8,261,542)	(267,744)	(785,567)	(1,920,218)

(780,852)	92,894	(7,788,757)	523,430	(264,743)	(629,603)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	UltraOTC ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$(597,539)	$(1,229,260)	$(2,195,126)
Net realized gains (losses) on investments	65,921,921	(50,000,440)	1,944,671
Change in net unrealized appreciation/depreciation on investments	27,424,188	(21,175,375)	(31,174,430)

Change in net assets resulting from operations	92,748,570	(72,405,075)	(31,424,885)

Distributions to Shareholders From:
Net investment income
Investor Class	—	—	—
Service Class	—	—	—
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	—	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	1,194,379,394	1,740,109,881	2,699,534,491
Service Class	56,436,454	48,969,061	163,182,697
Dividends reinvested
Investor Class	—	—	—
Service Class	—	—	—
Value of shares redeemed
Investor Class	(1,253,891,884)	(1,788,810,570)	(2,829,234,277)
Service Class	(63,004,601)	(56,189,144)	(162,589,246)

Change in net assets resulting from capital transactions	(66,080,637)	(55,920,772)	(129,106,335)

Change in net assets	26,667,933	(128,325,847)	(160,531,220)
Net Assets:
Beginning of period	275,916,492	404,242,339	564,773,559

End of period	$302,584,425	$275,916,492	$404,242,339

Accumulated net investment income (loss)	$(194,353)	$(1,229,260)	$—

Share Transactions:
Issued
Investor Class	48,784,890	73,570,782	120,384,806
Service Class	2,506,126	2,250,327	7,866,745
Reinvested
Investor Class	—	—	—
Service Class	—	—	—
Redeemed
Investor Class	(51,176,242)	(75,773,334)	(126,253,231)
Service Class	(2,834,779)	(2,516,180)	(7,856,023)

Change in shares	(2,720,005)	(2,468,405)	(5,857,703)

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraInternational ProFund		UltraEmerging Markets ProFund		UltraJapan ProFund
August 1, 2006 through January 31, 2007 (unaudited)	April 19, 2006(a) through July 31, 2006	August 1, 2006 through January 31, 2007 (unaudited)	April 19, 2006(a) through July 31, 2006	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$596,384	$65,434	$1,805,202	$425,443	$3,304,968	$3,389,114	$(356,179)
5,603,385	(2,115,816)	18,374,993	(5,309,425)	57,851,907	(72,043,294)	88,320,389
674,194	176,812	3,592,798	2,363,062	(14,967,238)	711,519	25,660,296

6,873,963	(1,873,570)	23,772,993	(2,520,920)	46,189,637	(67,942,661)	113,624,506

(475,527)	—	(1,591,932)	—	(4,746,718)	—	—
(39,016)	—	(53,733)	—	(302,477)	—	—

(338,483)	—	—	—	(61,513,247)	—	—
(35,785)	—	—	—	(5,640,376)	—	—

(888,811)	—	(1,645,665)	—	(72,202,818)	—	—

164,486,230	56,710,177	539,733,305	243,449,667	535,916,332	1,350,798,677	1,010,016,602
14,965,417	7,803,200	28,014,421	20,214,166	32,852,665	97,645,803	111,515,209

796,573	—	1,504,647	—	60,124,996	—	—
65,348	—	48,762	—	5,465,053	—	—

(133,302,852)	(47,190,459)	(526,479,418)	(163,189,257)	(587,843,209)	(1,506,179,279)	(746,207,537)
(11,242,815)	(6,306,348)	(23,054,083)	(17,507,653)	(30,290,454)	(118,666,545)	(91,376,533)

35,767,901	11,016,570	19,767,634	82,966,923	16,225,383	(176,401,344)	283,947,741

41,753,053	9,143,000	41,894,962	80,446,003	(9,787,798)	(244,344,005)	397,572,247

9,143,000	—	80,446,003	—	203,217,740	447,561,745	49,989,498

$50,896,053	$9,143,000	$122,340,965	$80,446,003	$193,429,942	$203,217,740	$447,561,745

$169,882	$65,434	$636,976	$425,443	$747,340	$2,137,082	$(1,252,032)

5,344,993	2,040,151	18,273,002	10,419,207	8,819,022	20,814,223	21,339,257
495,432	269,777	952,158	838,974	547,896	1,592,023	2,602,720

23,553	—	43,562	—	1,227,542	—	—
1,941	—	1,420	—	119,168	—	—

(4,330,920)	(1,750,045)	(18,241,637)	(7,133,818)	(9,718,722)	(23,898,404)	(16,331,851)
(381,142)	(227,931)	(800,845)	(784,431)	(547,802)	(1,973,961)	(2,141,482)

1,153,857	331,952	227,660	3,339,932	447,104	(3,466,119)	5,468,644

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Bear ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$702,919	$826,134	$560,268
Net realized gains (losses) on investments	(5,084,159)	(405,259)	(2,747,857)
Change in net unrealized appreciation/depreciation on investments	566,271	(1,135,785)	617,675

Change in net assets resulting from operations	(3,814,969)	(714,910)	(1,569,914)

Distributions to Shareholders From:
Net investment income
Investor Class	(1,448,089)	—	(560,268)
Service Class	—	—	—
Return of capital
Investor Class	—	—	(20,207)

Change in net assets resulting from distributions	(1,448,089)	—	(580,475)

Capital Transactions:
Proceeds from shares issued
Investor Class	88,357,380	268,809,597	291,851,252
Service Class	41,082,990	138,944,826	155,213,458
Dividends reinvested
Investor Class	1,199,981	—	488,744
Service Class	—	—	—
Value of shares redeemed
Investor Class	(111,660,495)	(245,974,303)	(287,205,432)
Service Class	(51,595,058)	(129,494,386)	(152,685,868)

Change in net assets resulting from capital transactions	(32,615,202)	32,285,734	7,662,154

Change in net assets	(37,878,260)	31,570,824	5,511,765
Net Assets:
Beginning of period	64,972,359	33,401,535	27,889,770

End of period	$27,094,099	$64,972,359	$33,401,535

Accumulated net investment income (loss)	$81,772	$826,134	$—

Share Transactions:
Issued
Investor Class	3,094,222	9,033,012	9,317,029
Service Class	1,467,492	4,865,284	5,203,161
Reinvested
Investor Class	46,135	—	16,467
Service Class	—	—	—
Redeemed
Investor Class	(3,902,975)	(8,285,714)	(9,192,076)
Service Class	(1,846,158)	(4,550,439)	(5,128,342)

Change in shares	(1,141,284)	1,062,143	216,239

See accompanying notes to the financial statements.

Short Small-Cap ProFund			Short OTC ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$692,100	$751,616	$498,845	$626,910	$921,631	$354,913
(6,658,883)	(4,012,253)	(5,824,945)	(8,460,349)	6,175,840	(1,866,805)
579,503	(1,093,759)	418,400	737,453	(1,550,565)	680,432

(5,387,280)	(4,354,396)	(4,907,700)	(7,095,986)	5,546,906	(831,460)

(1,375,557)	—	(507,677)	(1,381,410)	—	(366,726)
—	—	—	(104,268)	—	—

—	—	—	—	—	—

(1,375,557)	—	(507,677)	(1,485,678)	—	(366,726)

164,387,239	352,182,321	467,359,061	128,065,460	355,670,577	552,538,066
15,679,748	54,176,828	129,877,474	12,207,334	54,410,559	112,746,630

696,681	—	442,318	1,123,152	—	346,371
—	—	—	102,363	—	—

(182,794,999)	(315,465,180)	(454,335,626)	(201,990,363)	(288,439,635)	(527,385,176)
(13,249,997)	(52,143,403)	(130,108,055)	(18,549,702)	(49,315,005)	(109,029,755)

(15,281,328)	38,750,566	13,235,172	(79,041,756)	72,326,496	29,216,136

(22,044,165)	34,396,170	7,819,795	(87,623,420)	77,873,402	28,017,950

53,067,468	18,671,298	10,851,503	113,601,756	35,728,354	7,710,404

$31,023,303	$53,067,468	$18,671,298	$25,978,336	$113,601,756	$35,728,354

$60,367	$743,824	$(7,792)	$95,892	$954,659	$33,028

9,320,715	19,291,196	22,209,608	6,680,452	18,206,254	28,002,175
899,574	3,019,979	6,465,363	670,179	2,888,061	5,845,556

44,431	—	23,403	65,338	—	18,672
—	—	—	6,025	—	—

(10,399,530)	(17,511,528)	(21,778,126)	(10,343,751)	(14,933,217)	(26,676,504)
(755,692)	(2,922,360)	(6,477,304)	(990,698)	(2,632,364)	(5,686,982)

(890,502)	1,877,287	442,944	(3,912,455)	3,528,734	1,502,917

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	UltraBear ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$2,474,817	$2,461,349	$2,014,007
Net realized gains (losses) on investments	(28,790,877)	302,759	(19,844,262)
Change in net unrealized appreciation/depreciation on investments	378,046	(4,599,972)	3,698,438

Change in net assets resulting from operations	(25,938,014)	(1,835,864)	(14,131,817)

Distributions to Shareholders From:
Net investment income
Investor Class	(4,198,243)	—	(1,961,368)
Service Class	(415,084)	—	(52,639)
Return of capital
Investor Class	—	—	(33,286)
Service Class	—	—	(893)

Change in net assets resulting from distributions	(4,613,327)	—	(2,048,186)

Capital Transactions:
Proceeds from shares issued
Investor Class	359,756,450	768,508,373	1,413,706,080
Service Class	25,148,544	36,002,435	65,054,190
Dividends reinvested
Investor Class	3,678,172	—	1,765,853
Service Class	390,306	—	47,290
Value of shares redeemed
Investor Class	(375,332,457)	(721,515,131)	(1,389,040,629)
Service Class	(24,620,166)	(28,774,466)	(63,183,321)

Change in net assets resulting from capital transactions	(10,979,151)	54,221,211	28,349,463

Change in net assets	(41,530,492)	52,385,347	12,169,460
Net Assets:
Beginning of period	149,316,953	96,931,606	84,762,146

End of period	$107,786,461	$149,316,953	$96,931,606

Accumulated net investment income (loss)	$333,237	$2,461,349	$—

Share Transactions:
Issued
Investor Class	22,770,363	45,250,641	74,372,104
Service Class	1,656,488	2,102,836	3,328,140
Reinvested
Investor Class	268,284	—	101,544
Service Class	28,407	—	2,716
Redeemed
Investor Class	(23,844,649)	(42,546,066)	(73,485,007)
Service Class	(1,582,035)	(1,672,899)	(3,316,289)

Change in shares	(703,142)	3,134,512	1,003,208

See accompanying notes to the financial statements.

UltraShort Mid-Cap ProFund			UltraShort Small-Cap ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$304,674	$460,108	$144,789	$3,827,863	$3,943,590	$2,268,983
(3,651,279)	1,186,122	(3,781,363)	(61,302,933)	(2,569,676)	(50,349,231)
461,494	(752,934)	207,370	4,549,857	(10,110,443)	2,942,348

(2,885,111)	893,296	(3,429,204)	(52,925,213)	(8,736,529)	(45,137,900)

(667,015)	—	(148,470)	(6,600,036)	—	(2,451,249)
(44,297)	—	(18,759)	(506,098)	—	—

—	—	—	—	—	—
—	—	—	—	—	—

(711,312)	—	(167,229)	(7,106,134)	—	(2,451,249)

120,394,792	163,304,993	232,924,847	892,734,154	1,271,299,281	1,964,130,226
16,290,191	28,242,260	29,283,483	45,366,888	101,036,975	163,100,224

620,317	—	112,908	5,823,651	—	2,170,388
29,625	—	8,803	152,466	—	—

(139,937,287)	(147,233,950)	(221,655,398)	(939,881,261)	(1,131,203,335)	(1,806,288,039)
(17,339,613)	(26,685,833)	(27,506,996)	(57,860,985)	(74,591,272)	(157,442,752)

(19,941,975)	17,627,470	13,167,647	(53,665,087)	166,541,649	165,670,047

(23,538,398)	18,520,766	9,571,214	(113,696,434)	157,805,120	118,080,898

32,088,252	13,567,486	3,996,272	292,885,752	135,080,632	16,999,734

$8,549,854	$32,088,252	$13,567,486	$179,189,318	$292,885,752	$135,080,632

$34,300	$440,938	$(19,170)	$505,111	$3,783,382	$(160,208)

7,281,394	9,972,281	11,309,513	58,116,239	75,317,711	86,617,858
1,004,213	1,679,091	1,375,297	2,977,556	5,851,822	7,078,992

43,592	—	6,584	443,200	—	113,991
2,103	—	520	11,516	—	—

(8,469,695)	(8,952,815)	(10,789,117)	(60,554,716)	(67,255,164)	(80,635,339)
(1,082,745)	(1,630,293)	(1,301,874)	(3,747,547)	(4,411,766)	(6,964,951)

(1,221,138)	1,068,264	600,923	(2,753,752)	9,502,603	6,210,551

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	UltraShort Dow 30 ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$342,855	$417,307	$214,096
Net realized gains (losses) on investments	(3,725,074)	(934,759)	(2,725,535)
Change in net unrealized appreciation/depreciation on investments	(420,247)	(301,112)	230,716

Change in net assets resulting from operations	(3,802,466)	(818,564)	(2,280,723)

Distributions to Shareholders From:
Net investment income
Investor Class	(569,014)	—	(224,972)
Service Class	(119,999)	—	(6,301)
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(689,013)	—	(231,273)

Capital Transactions:
Proceeds from shares issued
Investor Class	102,121,167	516,307,255	301,195,825
Service Class	4,702,536	8,944,343	24,074,489
Dividends reinvested
Investor Class	418,803	—	211,297
Service Class	106,185	—	5,965
Value of shares redeemed
Investor Class	(98,213,871)	(516,777,334)	(285,122,562)
Service Class	(1,548,077)	(9,168,405)	(23,309,038)

Change in net assets resulting from capital transactions	7,586,743	(694,141)	17,055,976

Change in net assets	3,095,264	(1,512,705)	14,543,980
Net Assets:
Beginning of period	16,097,248	17,609,953	3,065,973

End of period	$19,192,512	$16,097,248	$17,609,953

Accumulated net investment income (loss)	$53,927	$400,085	$(17,222)

Share Transactions:
Issued
Investor Class	4,887,146	22,107,308	11,452,244
Service Class	225,569	377,075	900,182
Reinvested
Investor Class	22,761	—	8,551
Service Class	5,844	—	243
Redeemed
Investor Class	(4,701,386)	(22,107,706)	(10,902,058)
Service Class	(76,133)	(386,822)	(877,471)

Change in shares	363,801	(10,145)	581,691

(a)	Commencement of operations

See accompanying notes to the financial statements.

UltraShort OTC ProFund			UltraShort International ProFund		UltraShort Emerging Markets ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	April 19, 2006(a) through July 31, 2006	August 1, 2006 through January 31, 2007 (unaudited)	April 19, 2006(a) through July 31, 2006

$3,613,963	$3,762,716	$3,350,594	$1,971,071	$279,283	$743,684	$387,727
(64,074,717)	38,045,124	(20,370,832)	(27,507,002)	(2,523,279)	(18,002,470)	(7,795,042)
2,752,678	(8,728,039)	7,821,379	(1,047,959)	(931,191)	772,234	(2,174,023)

(57,708,076)	33,079,801	(9,198,859)	(26,583,890)	(3,175,187)	(16,486,552)	(9,581,338)

(6,518,586)	—	(3,296,562)	(1,944,564)	—	(1,052,832)	—
(196,230)	—	(54,031)	—	—	(21,938)	—

—	—	(584,898)	—	—	—	—
—	—	(9,587)	—	—	—	—

(6,714,816)	—	(3,945,078)	(1,944,564)	—	(1,074,770)	—

815,086,408	1,367,865,832	2,089,085,290	182,884,326	105,117,600	197,226,914	359,618,215
34,453,636	55,132,447	92,028,111	461,094	4,358,154	5,139,951	11,841,598

5,701,210	—	3,376,103	1,940,065	—	988,817	—
186,748	—	60,543	—	—	6,330	—

(809,095,432)	(1,356,238,527)	(2,019,172,235)	(68,285,906)	(77,286,847)	(186,879,753)	(313,902,863)
(32,760,069)	(54,377,831)	(88,665,736)	(433,944)	(4,337,229)	(5,603,370)	(9,304,438)

13,572,501	12,381,921	76,712,076	116,565,635	27,851,678	10,878,889	48,252,512

(50,850,391)	45,461,722	63,568,139	88,037,181	24,676,491	(6,682,433)	38,671,174

232,995,097	187,533,375	123,965,236	24,676,491	—	38,671,174	—

$182,144,706	$232,995,097	$187,533,375	$112,713,672	$24,676,491	$31,988,741	$38,671,174

$661,863	$3,762,716	$—	$342,184	$279,283	$96,270	$387,727

54,920,799	87,065,111	119,741,979	6,261,772	3,186,716	7,582,948	9,518,157
2,180,900	3,263,333	4,990,544	16,925	131,770	196,561	311,478

422,938	—	223,731	80,168	—	48,782	—
13,263	—	3,856	—	—	310	—

(54,126,193)	(86,857,291)	(115,712,839)	(2,430,895)	(2,381,290)	(7,244,375)	(8,364,841)
(2,044,588)	(3,166,454)	(4,824,536)	(16,069)	(130,225)	(209,310)	(250,411)

1,367,119	304,699	4,422,735	3,911,901	806,971	374,916	1,214,383

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	UltraShort Japan ProFund		Banks UltraSector ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	March 29, 2006(a) through July 31, 2006	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$141,189	$49,027	$109,958	$62,432	$71,998
Net realized gains (losses) on investments	(2,310,156)	603,759	457,018	(695,972)	166,204
Change in net unrealized appreciation/depreciation on investments	217,210	1,374	173,963	323,843	(256,090)

Change in net assets resulting from operations	(1,951,757)	654,160	740,939	(309,697)	(17,888)

Distributions to Shareholders From:
Net investment income
Investor Class	(214,231)	—	(157,929)	—	(55,190)
Service Class	—	—	(1,886)	—	(2,124)

Change in net assets resulting from distributions	(214,231)	—	(159,815)	—	(57,314)

Capital Transactions:
Proceeds from shares issued
Investor Class	201,294,342	107,807,423	41,211,916	64,519,547	64,110,452
Service Class	17,638,377	11,394,994	8,965,705	14,907,177	9,214,674
Dividends reinvested
Investor Class	106,548	—	147,279	—	45,331
Service Class	—	—	1,731	—	1,978
Value of shares redeemed
Investor Class	(169,084,499)	(103,700,001)	(43,134,636)	(64,480,294)	(62,912,657)
Service Class	(17,618,467)	(10,956,167)	(10,147,918)	(14,170,692)	(10,429,427)

Change in net assets resulting from capital transactions	32,336,301	4,546,249	(2,955,923)	775,738	30,351

Change in net assets	30,170,313	5,200,409	(2,374,799)	466,041	(44,851)
Net Assets:
Beginning of period	5,200,409	—	7,687,131	7,221,090	7,265,941

End of period	$35,370,722	$5,200,409	$5,312,332	$7,687,131	$7,221,090

Accumulated net investment income (loss)	$15,449	$49,027	$27,134	$76,991	$14,559

Share Transactions:
Issued
Investor Class	6,807,718	3,204,081	940,246	1,589,506	1,749,437
Service Class	545,095	317,712	203,895	367,956	244,524
Reinvested
Investor Class	3,988	—	3,191	—	1,176
Service Class	—	—	37	—	50
Redeemed
Investor Class	(5,613,131)	(3,064,881)	(984,691)	(1,611,254)	(1,718,087)
Service Class	(554,362)	(308,081)	(228,632)	(351,676)	(272,424)

Change in shares	1,189,308	148,831	(65,954)	(5,468)	4,676

(a)	Commencement of operations

See accompanying notes to the financial statements.

Basic Materials UltraSector ProFund			Biotechnology UltraSector ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$190,731	$392,226	$105,319	$(48,258)	$(94,675)	$(299,008)
2,126,091	(2,396,961)	(2,766,822)	1,877,865	(4,018,161)	1,985,224
1,952,194	639,352	213,412	(687,169)	(1,373,994)	4,520,333

4,269,016	(1,365,383)	(2,448,091)	1,142,438	(5,486,830)	6,206,549

(627,483)	—	(50,078)	—	—	—
(12,006)	—	—	—	—	—

(639,489)	—	(50,078)	—	—	—

95,136,754	124,722,757	177,556,263	69,623,234	131,217,359	322,435,049
17,830,026	35,967,331	35,182,851	9,087,683	26,575,426	98,298,270

421,323	—	48,025	—	—	—
4,000	—	—	—	—	—

(92,488,815)	(155,901,280)	(141,252,367)	(72,168,423)	(151,575,521)	(306,889,011)
(16,967,986)	(34,479,258)	(34,764,253)	(13,526,336)	(26,969,737)	(98,163,210)

3,935,302	(29,690,450)	36,770,519	(6,983,842)	(20,752,473)	15,681,098

7,564,829	(31,055,833)	34,272,350	(5,841,404)	(26,239,303)	21,887,647

15,221,852	46,277,685	12,005,335	27,032,812	53,272,115	31,384,468

$22,786,681	$15,221,852	$46,277,685	$21,191,408	$27,032,812	$53,272,115

$8,391	$457,149	$64,923	$(33,993)	$(155,260)	$(60,585)

2,162,127	2,849,512	4,733,731	1,254,779	2,399,309	6,249,242
417,899	824,641	952,443	170,848	507,704	2,023,291

9,246	—	1,230	—	—	—
89	—	—	—	—	—

(2,095,813)	(3,682,613)	(3,849,354)	(1,303,872)	(2,785,137)	(6,033,810)
(403,240)	(808,828)	(954,171)	(263,313)	(508,324)	(2,010,603)

90,308	(817,288)	883,879	(141,558)	(386,448)	228,120

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Consumer Goods UltraSector ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$42,958	$23,269	$19,570
Net realized gains (losses) on investments	382,266	(213,697)	(216,233)
Change in net unrealized appreciation/depreciation on investments	405,027	156,080	(56,311)

Change in net assets resulting from operations	830,251	(34,348)	(252,974)

Distributions to Shareholders From:
Net investment income
Investor Class	(64,018)	—	(20,773)
Service Class	—	—	—
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(64,018)	—	(20,773)

Capital Transactions:
Proceeds from shares issued
Investor Class	31,698,794	30,874,813	39,506,564
Service Class	8,925,002	6,249,049	9,988,502
Dividends reinvested
Investor Class	62,038	—	18,349
Service Class	—	—	—
Value of shares redeemed
Investor Class	(27,590,299)	(29,905,394)	(44,052,364)
Service Class	(9,244,159)	(5,511,050)	(10,160,407)

Change in net assets resulting from capital transactions	3,851,376	1,707,418	(4,699,356)

Change in net assets	4,617,609	1,673,070	(4,973,103)
Net Assets:
Beginning of period	3,236,172	1,563,102	6,536,205

End of period	$7,853,781	$3,236,172	$1,563,102

Accumulated net investment income (loss)	$3,093	$24,153	$884

Share Transactions:
Issued
Investor Class	861,749	929,104	1,171,173
Service Class	248,113	190,936	300,874
Reinvested
Investor Class	1,627	—	551
Service Class	—	—	—
Redeemed
Investor Class	(749,474)	(902,432)	(1,311,092)
Service Class	(257,167)	(167,955)	(306,897)

Change in shares	104,848	49,653	(145,391)

See accompanying notes to the financial statements.

Consumer Services UltraSector ProFund			Financials UltraSector ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$5,281	$487	$(7,329)	$196,341	$243,524	$172,823
666,370	(195,081)	(180,991)	1,299,791	1,956,690	1,228,050
521,021	(6,471)	(50,660)	2,496,819	(243,391)	355,829

1,192,672	(201,065)	(238,980)	3,992,951	1,956,823	1,756,702

(7,521)	—	—	(492,172)	—	(121,380)
—	—	—	(10,921)	—	—

(169,498)	—	—	—	—	—
(55,960)	—	—	—	—	—

(232,979)	—	—	(503,093)	—	(121,380)

45,551,257	14,046,010	20,796,823	95,020,380	36,320,529	127,304,015
8,764,862	4,297,854	7,296,941	13,617,053	9,940,588	23,268,159

169,691	—	—	457,873	—	118,572
17,258	—	—	9,338	—	—

(31,266,721)	(13,761,593)	(22,583,951)	(53,911,952)	(82,267,703)	(84,789,441)
(8,732,357)	(3,619,436)	(7,378,310)	(12,742,943)	(13,132,475)	(20,542,448)

14,503,990	962,835	(1,868,497)	42,449,749	(49,139,061)	45,358,857

15,463,683	761,770	(2,107,477)	45,939,607	(47,182,238)	46,994,179

1,160,966	399,196	2,506,673	7,087,176	54,269,414	7,275,235

$16,624,649	$1,160,966	$399,196	$53,026,783	$7,087,176	$54,269,414

$(732)	$905	$418	$(28,273)	$278,479	$34,955

1,343,691	445,616	656,795	2,949,149	1,268,957	4,887,256
269,396	138,697	225,820	455,125	363,999	928,593

4,919	—	—	13,559	—	4,324
514	—	—	291	—	—

(928,640)	(441,095)	(714,086)	(1,677,363)	(2,892,332)	(3,275,379)
(267,620)	(115,410)	(229,623)	(423,731)	(492,582)	(827,300)

422,260	27,808	(61,094)	1,317,030	(1,751,958)	1,717,494

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Health Care UltraSector ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$54,389	$32,026	$(5,672)
Net realized gains (losses) on investments	1,139,157	(939,215)	711,154
Change in net unrealized appreciation/depreciation on investments	735,605	857,979	398,723

Change in net assets resulting from operations	1,929,151	(49,210)	1,104,205

Distributions to Shareholders From:
Net investment income
Investor Class	(80,830)	—	—
Service Class	(3,594)	—	—

Change in net assets resulting from distributions	(84,424)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	62,343,639	51,617,661	167,433,903
Service Class	16,601,246	9,806,643	54,183,656
Dividends reinvested
Investor Class	76,261	—	—
Service Class	3,255	—	—
Value of shares redeemed
Investor Class	(63,585,719)	(47,386,391)	(168,478,745)
Service Class	(17,581,160)	(14,362,257)	(47,909,619)

Change in net assets resulting from capital transactions	(2,142,478)	(324,344)	5,229,195

Change in net assets	(297,751)	(373,554)	6,333,400
Net Assets:
Beginning of period	18,941,700	19,315,254	12,981,854

End of period	$18,643,949	$18,941,700	$19,315,254

Accumulated net investment income (loss)	$1,018	$31,053	$(973)

Share Transactions:
Issued
Investor Class	3,906,498	3,437,281	11,368,561
Service Class	1,105,568	672,157	3,841,982
Reinvested
Investor Class	4,757	—	—
Service Class	215	—	—
Redeemed
Investor Class	(3,997,618)	(3,149,323)	(11,427,665)
Service Class	(1,163,069)	(976,054)	(3,410,500)

Change in shares	(143,649)	(15,939)	372,378

See accompanying notes to the financial statements.

Industrials UltraSector ProFund			Internet UltraSector ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$18,185	$12,428	$1,077	$(41,240)	$430,493	$(339,081)
573,200	(146,189)	(272,521)	1,658,737	(4,508,826)	3,485,262
253,441	48,429	56,302	4,503,122	(4,556,175)	(10,816,270)

844,826	(85,332)	(215,142)	6,120,619	(8,634,508)	(7,670,089)

(31,298)	—	(1,021)	(334,192)	—	—
—	—	—	(7,055)	—	—

(31,298)	—	(1,021)	(341,247)	—	—

34,128,258	36,853,730	21,041,836	103,674,187	126,828,150	392,861,771
8,930,491	12,079,917	3,547,070	4,958,526	8,041,026	48,387,914

29,650	—	1,005	305,290	—	—
—	—	—	6,222	—	—

(33,977,410)	(37,222,139)	(21,277,104)	(99,597,894)	(156,979,538)	(431,050,079)
(9,601,823)	(11,500,968)	(3,531,972)	(5,116,180)	(10,912,239)	(64,085,058)

(490,834)	210,540	(219,165)	4,230,151	(33,022,601)	(53,885,452)

322,694	125,208	(435,328)	10,009,523	(41,657,109)	(61,555,541)

2,472,626	2,347,418	2,782,746	18,093,872	59,750,981	121,306,522

$2,795,320	$2,472,626	$2,347,418	$28,103,395	$18,093,872	$59,750,981

$197	$13,310	$882	$(56,596)	$325,891	$(104,602)

860,561	918,769	606,756	1,247,807	1,446,365	5,314,446
228,231	309,707	104,572	63,264	95,963	665,502

709	—	27	3,558	—	—
—	—	—	77	—	—

(847,183)	(931,035)	(620,889)	(1,205,307)	(1,827,435)	(5,931,087)
(245,825)	(292,626)	(103,784)	(65,126)	(133,399)	(890,523)

(3,507)	4,815	(13,318)	44,273	(418,506)	(841,662)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Mobile Telecommunications UltraSector ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$(2,007)	$1,548	$37,074
Net realized gains (losses) on investments	(624,701)	(303,981)	6,275,379
Change in net unrealized appreciation/depreciation on investments	441,871	(1,034)	(6,015,840)

Change in net assets resulting from operations	(184,837)	(303,467)	296,613

Distributions to Shareholders From:
Net investment income
Investor Class	(4,522)	—	—
Net realized gains on investments
Investor Class	—	—	(395,347)
Service Class	—	—	(51,391)

Change in net assets resulting from distributions	(4,522)	—	(446,738)

Capital Transactions:
Proceeds from shares issued
Investor Class	73,175,788	70,841,022	159,796,626
Service Class	4,628,343	9,944,878	8,197,792
Dividends reinvested
Investor Class	3,926	—	356,993
Service Class	—	—	41,827
Value of shares redeemed
Investor Class	(78,139,658)	(78,364,773)	(206,930,470)
Service Class	(5,344,504)	(10,804,191)	(17,804,517)

Change in net assets resulting from capital transactions	(5,676,105)	(8,383,064)	(56,341,749)

Change in net assets	(5,865,464)	(8,686,531)	(56,491,874)
Net Assets:
Beginning of period	14,601,140	23,287,671	79,779,545

End of period	$8,735,676	$14,601,140	$23,287,671

Accumulated net investment income (loss)	$(25,084)	$(18,555)	$(20,103)

Share Transactions:
Issued
Investor Class	4,035,557	3,420,194	7,974,319
Service Class	277,529	500,664	432,234
Reinvested
Investor Class	203	—	17,985
Service Class	—	—	2,245
Redeemed
Investor Class	(4,316,802)	(3,791,896)	(10,676,957)
Service Class	(312,261)	(545,890)	(1,003,530)

Change in shares	(315,774)	(416,928)	(3,253,704)

(a)	Commencement of operations

See accompanying notes to the financial statements.

Oil & Gas UltraSector ProFund			Oil Equipment, Services & Distribution UltraSector ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	June 5, 2006(a) through July 31, 2006

$615,431	$642,140	$467,692	$(1,178)	$(2,317)
214,564	2,050,062	6,547,158	(1,299,033)	(379,724)
(6,184,351)	19,423,930	19,119,377	399,317	401,190

(5,354,356)	22,116,132	26,134,227	(900,894)	19,149

(229,543)	—	—	(34,404)	—

—	—	—	—	—
—	—	—	—	—

(229,543)	—	—	(34,404)	—

376,494,458	606,487,429	796,670,198	124,948,494	15,141,474
28,039,395	89,943,377	166,149,440	7,322,800	1,949,353

187,047	—	—	22,582	—
—	—	—	—	—

(385,424,967)	(596,171,436)	(748,854,960)	(118,212,292)	(10,479,390)
(30,358,261)	(85,623,255)	(166,448,247)	(6,495,587)	(1,007,804)

(11,062,328)	14,636,115	47,516,431	7,585,997	5,603,633

(16,646,227)	36,752,247	73,650,658	6,650,699	5,622,782

165,865,233	129,112,986	55,462,328	5,622,782	—

$149,219,006	$165,865,233	$129,112,986	$12,273,481	$5,622,782

$11,836	$819,115	$176,975	$(3,356)	$(2,317)

9,667,791	16,011,390	26,665,043	4,716,544	525,835
760,684	2,528,976	5,696,716	287,042	68,120

4,431	—	—	819	—
—	—	—	—	—

(9,999,747)	(15,947,775)	(25,133,259)	(4,482,650)	(368,519)
(829,714)	(2,456,087)	(5,758,493)	(247,602)	(35,738)

(396,555)	136,504	1,470,007	274,153	189,698

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Pharmaceuticals UltraSector ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$361,543	$145,312	$161,626
Net realized gains (losses) on investments	2,851,287	(184,695)	(821,083)
Change in net unrealized appreciation/depreciation on investments	670,788	1,486,052	(38,852)

Change in net assets resulting from operations	3,883,618	1,446,669	(698,309)

Distributions to Shareholders From:
Net investment income
Investor Class	(503,327)	—	(102,808)
Service Class	(19,555)	—	—

Change in net assets resulting from distributions	(522,882)	—	(102,808)

Capital Transactions:
Proceeds from shares issued
Investor Class	134,000,395	91,063,613	117,833,531
Service Class	23,434,452	14,244,566	18,406,217
Dividends reinvested
Investor Class	471,908	—	83,067
Service Class	16,093	—	—
Value of shares redeemed
Investor Class	(138,181,667)	(82,145,387)	(117,516,535)
Service Class	(27,768,694)	(11,488,630)	(17,146,888)

Change in net assets resulting from capital transactions	(8,027,513)	11,674,162	1,659,392

Change in net assets	(4,666,777)	13,120,831	858,275
Net Assets:
Beginning of period	29,113,387	15,992,556	15,134,281

End of period	$24,446,610	$29,113,387	$15,992,556

Accumulated net investment income (loss)	$60,117	$221,456	$76,144

Share Transactions:
Issued
Investor Class	12,870,557	9,640,650	12,465,413
Service Class	2,357,602	1,574,101	2,026,443
Reinvested
Investor Class	45,639	—	9,098
Service Class	1,617	—	—
Redeemed
Investor Class	(13,166,940)	(8,760,641)	(12,384,523)
Service Class	(2,768,810)	(1,286,578)	(1,887,883)

Change in shares	(660,335)	1,167,532	228,548

See accompanying notes to the financial statements.

Precious Metals UltraSector ProFund			Real Estate UltraSector ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$3,484,559	$3,818,014	$1,610,154	$463,560	$1,030,066	$117,389
(33,487,996)	4,629,134	34,823,994	10,818,277	(3,485,282)	1,312,903
1,706,861	(3,522,544)	4,294,917	16,479,399	3,967,346	(3,411,934)

(28,296,576)	4,924,604	40,729,065	27,761,236	1,512,130	(1,981,642)

(5,779,959)	—	—	(1,395,074)	—	(251,243)
(1,639,264)	—	—	(55,247)	—	(39,979)

(7,419,223)	—	—	(1,450,321)	—	(291,222)

597,503,019	872,322,255	627,609,744	325,726,338	403,075,676	421,773,369
70,425,520	172,797,078	138,289,719	57,591,949	82,134,185	172,140,324

5,139,913	—	—	1,301,558	—	202,059
1,504,637	—	—	47,352	—	10,616

(602,986,597)	(854,087,170)	(595,963,146)	(300,325,051)	(332,309,561)	(457,824,757)
(94,716,713)	(132,562,458)	(122,111,981)	(58,804,905)	(76,759,133)	(176,855,369)

(23,130,221)	58,469,705	47,824,336	25,537,241	76,141,167	(40,553,758)

(58,846,020)	63,394,309	88,553,401	51,848,156	77,653,297	(42,826,622)

203,781,660	140,387,351	51,833,950	88,479,004	10,825,707	53,652,329

$144,935,640	$203,781,660	$140,387,351	$140,327,160	$88,479,004	$10,825,707

$385,880	$4,320,544	$502,530	$(694,419)	$292,344	$(737,722)

14,559,717	18,588,175	20,791,404	6,116,169	9,087,940	11,486,701
1,722,135	3,966,249	4,833,026	1,066,385	1,836,122	4,517,829

124,755	—	—	24,079	—	5,240
37,701	—	—	876	—	270

(14,843,859)	(18,382,198)	(19,629,864)	(5,773,437)	(7,587,417)	(12,557,022)
(2,439,532)	(2,997,717)	(4,319,351)	(1,095,215)	(1,726,650)	(4,641,362)

(839,083)	1,174,509	1,675,215	338,857	1,609,995	(1,188,344)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Semiconductor UltraSector ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$20,292	$23,073	$(153,237)
Net realized gains (losses) on investments	1,321,536	(7,408,226)	(27,447)
Change in net unrealized appreciation/depreciation on investments	420,965	(1,914,790)	(42,781)

Change in net assets resulting from operations	1,762,793	(9,299,943)	(223,465)

Distributions to Shareholders From:
Net investment income
Investor Class	(28,794)	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(28,794)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	116,302,163	192,817,416	341,818,138
Service Class	12,296,632	23,648,910	60,226,091
Dividends reinvested
Investor Class	23,839	—	—
Service Class	—	—	—
Value of shares redeemed
Investor Class	(116,488,091)	(201,694,637)	(344,458,586)
Service Class	(13,472,567)	(23,482,579)	(61,117,739)

Change in net assets resulting from capital transactions	(1,338,024)	(8,710,890)	(3,532,096)

Change in net assets	395,975	(18,010,833)	(3,755,561)
Net Assets:
Beginning of period	14,493,568	32,504,401	36,259,962

End of period	$14,889,543	$14,493,568	$32,504,401

Accumulated net investment income (loss)	$(12,197)	$(3,695)	$(26,768)

Share Transactions:
Issued
Investor Class	6,455,525	10,017,826	17,366,693
Service Class	738,479	1,193,452	3,082,533
Reinvested
Investor Class	1,328	—	—
Service Class	—	—	—
Redeemed
Investor Class	(6,485,771)	(10,645,476)	(17,649,346)
Service Class	(805,241)	(1,200,940)	(3,178,516)

Change in shares	(95,680)	(635,138)	(378,636)

See accompanying notes to the financial statements.

Technology UltraSector ProFund			Telecommunications UltraSector ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005

$5,561	$(4,725)	$(65,202)	$453,349	$215,061	$53,552
1,250,060	(2,038,780)	(1,323,003)	2,971,203	(253,365)	(368,257)
2,317,849	(433,595)	1,089,016	5,557,933	649,586	(454,589)

3,573,470	(2,477,100)	(299,189)	8,982,485	611,282	(769,294)

—	—	(50,743)	(378,243)	—	(79,903)
—	—	—	(33,701)	—	(17,503)

—	—	(50,743)	(411,944)	—	(97,406)

100,068,352	33,311,405	110,224,576	181,288,682	103,310,770	59,791,744
11,260,216	7,999,691	10,602,239	30,329,917	18,971,926	6,087,279

—	—	48,492	361,528	—	72,654
—	—	—	27,571	—	17,217

(81,644,862)	(42,863,581)	(102,876,965)	(150,505,077)	(97,291,135)	(64,830,913)
(10,085,689)	(7,811,913)	(13,409,327)	(29,933,727)	(17,380,389)	(7,588,978)

19,598,017	(9,364,398)	4,589,015	31,568,894	7,611,172	(6,450,997)

23,171,487	(11,841,498)	4,239,083	40,139,435	8,222,454	(7,317,697)

6,627,628	18,469,126	14,230,043	10,640,190	2,417,736	9,735,433

$29,799,115	$6,627,628	$18,469,126	$50,779,625	$10,640,190	$2,417,736

$8,932	$(19,414)	$(14,689)	$179,721	$138,316	$(76,745)

3,551,767	1,200,625	4,277,724	7,260,008	4,943,346	3,144,310
424,840	295,350	420,643	1,276,295	939,548	329,862

—	—	1,807	13,475	—	4,005
—	—	—	1,080	—	992

(2,884,816)	(1,608,190)	(4,009,119)	(5,986,985)	(4,675,520)	(3,400,494)
(372,718)	(291,464)	(533,850)	(1,255,286)	(865,449)	(414,294)

719,073	(403,679)	157,205	1,308,587	341,925	(335,619)

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Utilities UltraSector ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$962,458	$280,407	$718,071
Net realized gains (losses) on investments	3,921,700	2,181,180	608,927
Change in net unrealized appreciation/depreciation on investments	2,630,834	1,150,092	2,095,504

Change in net assets resulting from operations	7,514,992	3,611,679	3,422,502

Distributions to Shareholders From:
Net investment income
Investor Class	(890,619)	—	—
Service Class	(12,237)	—	—
Net realized gains on investments
Investor Class	(2,053,502)	—	—
Service Class	(218,788)	—	—

Change in net assets resulting from distributions	(3,175,146)	—	—

Capital Transactions:
Proceeds from shares issued
Investor Class	182,568,070	191,781,142	401,945,996
Service Class	31,658,367	40,366,531	136,689,220
Dividends reinvested
Investor Class	2,819,266	—	—
Service Class	187,103	—	—
Value of shares redeemed
Investor Class	(217,402,653)	(145,535,703)	(386,379,532)
Service Class	(37,518,812)	(37,389,827)	(135,059,176)

Change in net assets resulting from capital transactions	(37,688,659)	49,222,143	17,196,508

Change in net assets	(33,348,813)	52,833,822	20,619,010
Net Assets:
Beginning of period	93,522,594	40,688,772	20,069,762

End of period	$60,173,781	$93,522,594	$40,688,772

Accumulated net investment income (loss)	$180	$405,191	$124,784

Share Transactions:
Issued
Investor Class	7,795,337	9,182,970	20,719,235
Service Class	1,439,124	2,035,049	7,179,432
Reinvested
Investor Class	116,402	—	—
Service Class	8,061	—	—
Redeemed
Investor Class	(9,356,408)	(7,127,022)	(19,967,574)
Service Class	(1,712,274)	(1,921,404)	(7,064,872)

Change in shares	(1,709,758)	2,169,593	866,221

(a)	Commencement of operations

See accompanying notes to the financial statements.

Short Oil & Gas ProFund			Short Precious Metals ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	September 12, 2005(a) through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 9, 2006(a) through July 31, 2006

$353,936	$402,609	$62,177	$512,216	$323,747
362,871	(4,250,743)	(1,183,164)	(5,289,603)	2,315,954
1,430,890	(1,604,983)	101,904	1,914,878	(2,318,956)

2,147,697	(5,453,117)	(1,019,083)	(2,862,509)	320,745

(594,361)	—	(69,286)	(185,143)	—
(104,132)	—	(8,599)	—	—

—	—	(355,089)	—	—
—	—	(63,390)	—	—

(698,493)	—	(496,364)	(185,143)	—

107,233,176	192,240,114	69,182,612	198,820,238	319,365,897
8,728,233	24,748,093	7,820,338	49,520,856	37,213,721

472,536	—	350,086	169,694	—
91,124	—	59,310	—	—

(128,970,637)	(167,969,574)	(61,799,328)	(211,641,425)	(293,430,572)
(13,001,659)	(19,557,676)	(6,259,303)	(46,151,774)	(33,536,589)

(25,447,227)	29,460,957	9,353,715	(9,282,411)	29,612,457

(23,998,023)	24,007,840	7,838,268	(12,330,063)	29,933,202

31,846,108	7,838,268	—	29,933,202	—

$7,848,085	$31,846,108	$7,838,268	$17,603,139	$29,933,202

$39,701	$384,258	$(18,351)	$87,950	$323,747

4,311,958	7,225,373	2,210,151	6,827,318	11,059,751
349,147	925,746	250,817	1,680,225	1,288,811

21,266	—	12,164	6,180	—
4,072	—	2,060	—	—

(5,134,626)	(6,375,212)	(1,997,285)	(7,309,028)	(10,158,337)
(514,875)	(741,613)	(204,791)	(1,650,353)	(1,123,861)

(963,058)	1,034,294	273,116	(445,658)	1,066,364

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Short Real Estate ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	September 12, 2005(a) through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$1,791,475	$1,401,294	$261,450
Net realized gains (losses) on investments	(18,219,464)	(10,028,528)	(4,826,141)
Change in net unrealized appreciation/depreciation on investments	(1,594,230)	(2,227,588)	858,283

Change in net assets resulting from operations	(18,022,219)	(10,854,822)	(3,706,408)

Distributions to Shareholders From:
Net investment income
Investor Class	(2,761,711)	—	(258,163)
Service Class	(182,899)	—	(7,431)

Change in net assets resulting from distributions	(2,944,610)	—	(265,594)

Capital Transactions:
Proceeds from shares issued
Investor Class	129,747,403	247,963,756	138,903,511
Service Class	8,554,593	24,773,815	31,021,205
Dividends reinvested
Investor Class	2,124,616	—	220,562
Service Class	158,522	—	6,738
Value of shares redeemed
Investor Class	(135,968,551)	(196,215,981)	(78,983,188)
Service Class	(7,274,921)	(21,371,367)	(25,165,868)

Change in net assets resulting from capital transactions	(2,658,338)	55,150,223	66,002,960

Change in net assets	(23,625,167)	44,295,401	62,030,958
Net Assets:
Beginning of period	106,326,359	62,030,958	—

End of period	$82,701,192	$106,326,359	$62,030,958

Accumulated net investment income (loss)	$256,257	$1,409,392	$8,098

Share Transactions:
Issued
Investor Class	5,365,572	8,956,630	4,449,437
Service Class	361,310	885,817	986,624
Reinvested
Investor Class	94,051	—	7,379
Service Class	7,005	—	225
Redeemed
Investor Class	(5,605,890)	(7,104,636)	(2,560,336)
Service Class	(303,737)	(770,118)	(816,941)

Change in shares	(81,689)	1,967,693	2,066,388

(a)	Commencement of operations

See accompanying notes to the financial statements.

U.S. Government Plus ProFund			Rising Rates Opportunity 10 ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 10, 2005(a) through December 31, 2005

$1,235,294	$1,413,906	$1,119,927	$442,851	$444,724	$224,155
4,760,655	(6,652,035)	641,891	(2,712)	1,444,964	167,754
(300,006)	1,392,951	(539,552)	(10,637)	(69,062)	22,522

5,695,943	(3,845,178)	1,222,266	429,502	1,820,626	414,431

(1,124,858)	(1,281,992)	(969,421)	(339,894)	—	(128,366)
(107,503)	(131,914)	(173,480)	(24,734)	—	—

(1,232,361)	(1,413,906)	(1,142,901)	(364,628)	—	(128,366)

810,787,206	1,268,444,369	1,958,887,158	86,142,303	77,642,000	119,213,526
42,251,154	52,936,566	205,804,081	10,663,707	9,091,194	23,512,170

1,111,796	1,270,313	943,960	269,664	—	111,253
106,961	127,936	163,578	23,072	—	—

(855,883,839)	(1,265,215,769)	(1,923,935,859)	(85,810,712)	(79,681,258)	(107,366,612)
(47,943,187)	(61,869,855)	(191,879,414)	(10,866,943)	(9,578,015)	(22,237,044)

(49,569,909)	(4,306,440)	49,983,504	421,091	(2,526,079)	13,233,293

(45,106,327)	(9,565,524)	50,062,869	485,965	(705,453)	13,519,358

69,824,355	79,389,879	29,327,010	12,813,905	13,519,358	—

$24,718,028	$69,824,355	$79,389,879	$13,299,870	$12,813,905	$13,519,358

$57,401	$(57,441)	$(57,441)	$70,950	$417,108	$(27,616)

26,327,563	41,546,591	58,911,052	2,775,138	2,528,061	4,010,307
1,377,580	1,745,640	6,150,556	346,388	295,788	787,234

35,682	42,572	28,332	8,685	—	3,750
3,445	4,310	4,941	747	—	—

(27,738,466)	(41,334,277)	(57,889,152)	(2,761,066)	(2,563,036)	(3,599,923)
(1,560,466)	(2,000,456)	(5,765,746)	(352,082)	(309,606)	(746,749)

(1,554,664)	4,380	1,439,983	17,810	(48,793)	454,619

See accompanying notes to the financial statements.

PROFUNDS

For the Periods Indicated

Statements of Changes in Net Assets, continued

	Rising Rates Opportunity ProFund
	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	January 1, 2005 through December 31, 2005
From Investment Activities:
Operations:
Net investment income (loss)	$5,226,864	$7,851,350	$8,972,739
Net realized gains (losses) on investments	(13,732,250)	53,565,482	(80,893,522)
Change in net unrealized appreciation/depreciation on investments	(222,312)	(2,893,858)	14,372,256

Change in net assets resulting from operations	(8,727,698)	58,522,974	(57,548,527)

Distributions to Shareholders From:
Net investment income
Investor Class	(13,823,030)	—	(7,779,885)
Service Class	(1,644,986)	—	(269,531)
Net realized gains on investments
Investor Class	—	—	—
Service Class	—	—	—

Change in net assets resulting from distributions	(15,468,016)	—	(8,049,416)

Capital Transactions:
Proceeds from shares issued
Investor Class	571,615,322	868,293,554	1,438,652,485
Service Class	50,175,629	71,070,314	178,975,828
Dividends reinvested
Investor Class	10,889,276	—	5,805,465
Service Class	1,369,499	—	197,718
Value of shares redeemed
Investor Class	(710,288,757)	(938,854,663)	(1,637,129,062)
Service Class	(63,465,316)	(70,711,076)	(199,086,557)

Change in net assets resulting from capital transactions	(139,704,347)	(70,201,871)	(212,584,123)

Change in net assets	(163,900,061)	(11,678,897)	(278,182,066)
Net Assets:
Beginning of period	392,491,508	404,170,405	682,352,471

End of period	$228,591,447	$392,491,508	$404,170,405

Accumulated net investment income (loss)	$(2,738,622)	$9,157,713	$1,306,363

Share Transactions:
Issued
Investor Class	27,637,946	40,625,786	72,425,539
Service Class	2,469,656	3,440,423	9,271,507
Reinvested
Investor Class	551,915	—	305,069
Service Class	70,775	—	10,596
Redeemed
Investor Class	(34,195,829)	(43,837,077)	(82,928,003)
Service Class	(3,126,457)	(3,451,283)	(10,327,686)

Change in shares	(6,591,994)	(3,222,151)	(11,242,978)

(a)	Commencement of operations

See accompanying notes to the financial statements.

Rising U.S. Dollar ProFund			Falling U.S. Dollar ProFund
August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	February 17, 2005(a) through December 31, 2005	August 1, 2006 through January 31, 2007 (unaudited)	January 1, 2006 through July 31, 2006	February 17, 2005(a) through December 31, 2005

$416,036	$454,974	$957,258	$1,337,630	$1,172,175	$166,533
(65,687)	(1,695,134)	2,268,419	(401,895)	(8,683)	(1,819,319)
326,241	(534,354)	159,981	(760,610)	1,058,503	(57,230)

676,590	(1,774,514)	3,385,658	175,125	2,221,995	(1,710,016)

(723,428)	—	(462,627)	(2,194,727)	—	(207,231)
(80,183)	—	—	(131,292)	—	(23,775)

—	—	(358,738)	—	—	—
—	—	(5,538)	—	—	—

(803,611)	—	(826,903)	(2,326,019)	—	(231,006)

52,721,798	142,603,837	317,398,589	138,126,229	235,098,893	122,513,345
2,252,240	17,254,610	44,572,105	14,139,171	32,112,747	15,255,616

713,887	—	768,622	1,811,436	—	140,364
69,563	—	3,965	102,408	—	22,246

(68,675,799)	(174,984,332)	(261,302,941)	(169,306,713)	(169,349,700)	(104,399,644)
(2,160,320)	(15,084,060)	(44,408,784)	(11,080,598)	(32,616,709)	(11,338,535)

(15,078,631)	(30,209,945)	57,031,556	(26,208,067)	65,245,231	22,193,392

(15,205,652)	(31,984,459)	59,590,311	(28,358,961)	67,467,226	20,252,370

27,605,852	59,590,311	—	87,719,596	20,252,370	—

$12,400,200	$27,605,852	$59,590,311	$59,360,635	$87,719,596	$20,252,370

$72,714	$460,289	$5,315	$187,387	$1,175,776	$3,601

1,671,930	4,480,721	10,008,681	4,693,914	8,194,341	4,278,124
71,911	542,905	1,415,070	487,035	1,135,273	527,826

23,414	—	23,498	62,701	—	5,157
2,285	—	121	3,550	—	819

(2,176,970)	(5,492,091)	(8,225,340)	(5,805,218)	(5,919,317)	(3,671,592)
(68,883)	(474,233)	(1,401,645)	(378,363)	(1,147,645)	(395,784)

(476,313)	(942,698)	1,820,385	(936,381)	2,262,652	744,550

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund
Six Months Ended January 31, 2007 (unaudited)	$57.59	0.21	7.33		7.54	(0.34)	—	(0.34)	$64.79	13.11	%(d)	1.42%	1.42%	0.68%	$71,462	119	%(d)
January 1, 2006 through July 31, 2006	$56.33	0.16	1.10		1.26	—	—	—	$57.59	2.24	%(d)	1.47%	1.47%	0.47%	$62,320	252	%(d)
Year Ended December 31, 2005	$54.88	0.29	1.35	(e)	1.64	(0.19)	—	(0.19)	$56.33	2.98%		1.45%	1.45%	0.54%	$84,743	358%
Year Ended December 31, 2004	$50.43	0.24	4.31		4.55	(0.10)	—	(0.10)	$54.88	9.03%		1.44%	1.44%	0.48%	$108,162	463%
Year Ended December 31, 2003	$39.97	(0.01)	10.47		10.46	—	—	—	$50.43	26.17%		1.72%	1.71%	(0.03)%	$123,319	490%
Year Ended December 31, 2002	$53.44	(0.04)	(13.43)		(13.47)	—	—	—	$39.97	(25.21)%		1.85%	1.85%	(0.08)%	$116,616	1,676%
Year Ended December 31, 2001	$63.09	(0.04)	(9.61)		(9.65)	—	—	—	$53.44	(15.30)%		2.03%	1.89%	(0.08)%	$9,848	3,058%
Mid-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$41.22	0.01 (e)	4.80		4.81	(0.13)	—	(0.13)	$45.90	11.67	%(d)	1.75%	1.75%	0.04%	$7,507	494	%(d)
January 1, 2006 through July 31, 2006	$41.24	0.14	(0.16	)(e)	(0.02)	—	—	—	$41.22	(0.05	)%(d)	1.54%	1.45%	0.56%	$8,770	349	%(d)
Year Ended December 31, 2005	$37.55	0.12	3.90	(e)	4.02	(0.05)	(0.28)	(0.33)	$41.24	10.69%		1.47%	1.47%	0.31%	$108,143	500%
Year Ended December 31, 2004	$32.87	(0.12)	4.90		4.78	—	(0.10)	(0.10)	$37.55	14.60%		1.55%	1.55%	(0.34)%	$132,350	199%
Year Ended December 31, 2003	$24.70	(0.16)	8.33		8.17	—	—	—	$32.87	33.08%		1.70%	1.69%	(0.53)%	$99,766	253%
Year Ended December 31, 2002	$30.50	(0.20)	(5.60)		(5.80)	—	—	—	$24.70	(19.02)%		2.08%	1.95%	(0.72)%	$16,284	3,727%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	0.68		0.63	—	(0.13)	(0.13)	$30.50	2.12	%(d)	7.49%	1.95%	(0.53)%	$2,904	1,907	%(d)
Small-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$40.66	0.22	5.11		5.33	(0.10)	(0.32)	(0.42)	$45.57	13.11	%(d)	1.69%	1.69%	1.02%	$26,460	129	%(d)
January 1, 2006 through July 31, 2006	$39.00	0.17	1.49		1.66	—	—	—	$40.66	4.23	%(d)	1.38%	1.38%	0.69%	$17,100	63	%(d)
Year Ended December 31, 2005	$38.05	0.23	0.72	(e)	0.95	—	—	—	$39.00	2.52%		1.37%	1.37%	0.60%	$137,016	475%
Year Ended December 31, 2004	$32.72	(0.06)	5.65		5.59	—	(0.26)	(0.26)	$38.05	17.08%		1.40%	1.40%	(0.18)%	$155,284	385%
Year Ended December 31, 2003	$23.81	(0.13)	10.24		10.11	—	(1.20)	(1.20)	$32.72	42.41%		1.62%	1.62%	(0.42)%	$165,048	254%
Year Ended December 31, 2002	$30.98	(0.17)	(7.00)		(7.17)	—	—	—	$23.81	(23.14)%		1.98%	1.95%	(0.65)%	$40,591	865%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.02)	1.01		0.99	—	(0.01)	(0.01)	$30.98	3.32	%(d)	1.95%	1.95%	(0.19)%	$28,222	95	%(d)
OTC ProFund(g)
Six Months Ended January 31, 2007 (unaudited)	$57.17	(0.21)	10.60		10.39	—	(0.79)	(0.79)	$66.77	18.18	%(d)	1.46%	1.46%	(0.67)%	$32,870	435	%(d)
January 1, 2006 through July 31, 2006	$62.70	(0.30)	(5.23)		(5.53)	—	—	—	$57.17	(8.82	)%(d)	1.44%	1.44%	(0.83)%	$16,800	364	%(d)
Year Ended December 31, 2005	$62.52	(0.46)	0.82	(e)	0.36	(0.18)	—	(0.18)	$62.70	0.57%		1.40%	1.40%	(0.76)%	$47,767	671%
Year Ended December 31, 2004	$57.01	(0.05)	5.56		5.51	—	—	—	$62.52	9.67%		1.37%	1.37%	(0.08)%	$94,630	1,147%
Year Ended December 31, 2003	$40.01	(0.62)	19.50		18.88	—	(1.88)	(1.88)	$57.01	47.17%		1.59%	1.59%	(1.30)%	$90,699	868%
Year Ended December 31, 2002	$65.13	(0.67)	(24.45)		(25.12)	—	—	—	$40.01	(38.57)%		1.75%	1.75%	(1.56)%	$83,980	620%
Year Ended December 31, 2001	$94.85	(1.06)	(28.66)		(29.72)	—	—	—	$65.13	(31.33)%		2.40%	1.91%	(1.48)%	$5,524	5,388%
Large-Cap Value ProFund
Six Months Ended January 31, 2007 (unaudited)	$48.46	0.27	6.24		6.51	(0.23)	—	(0.23)	$54.74	13.44	%(d)	1.42%	1.42%	1.04%	$171,359	135	%(d)
January 1, 2006 through July 31, 2006	$45.51	0.20	2.75		2.95	—	—	—	$48.46	6.46	%(d)	1.47%	1.47%	0.72%	$167,346	270	%(d)
Year Ended December 31, 2005	$44.14	0.28	1.31		1.59	(0.22)	—	(0.22)	$45.51	3.61%		1.57%	1.57%	0.65%	$33,121	644%
Year Ended December 31, 2004	$39.12	0.19	4.87		5.06	(0.04)	—	(0.04)	$44.14	12.94%		1.57%	1.57%	0.48%	$37,163	715%
Year Ended December 31, 2003	$30.82	0.09	8.27		8.36	(0.06)	—	(0.06)	$39.12	27.11%		1.98%	1.86%	0.27%	$28,709	1,359%
October 1, 2002 through December 31, 2002(f)	$30.00	0.07	1.09		1.16	(0.04)	(0.30)	(0.34)	$30.82	3.88	%(d)	1.53%	1.53%	0.83%	$51,255	396	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Growth ProFund
Six Months Ended January 31, 2007 (unaudited)	$37.44	(0.03)	4.55		4.52	—	(1.48)	(1.48)	$40.48	12.11	%(d)	1.63%	1.63%	(0.14)%	$17,386	483	%(d)
January 1, 2006 through July 31, 2006	$38.24	(0.15)	(0.65)		(0.80)	—	—	—	$37.44	(2.09	)%(d)	1.97%	1.95%	(0.69)%	$10,717	342	%(d)
Year Ended December 31, 2005	$37.62	(0.02)	0.64	(e)	0.62	—	—	—	$38.24	1.65%		1.55%	1.55%	(0.04)%	$12,975	1,287%
Year Ended December 31, 2004	$36.38	(0.02)	1.26	(e)	1.24	—	—	—	$37.62	3.41%		1.78%	1.78%	(0.07)%	$5,404	1,288%
Year Ended December 31, 2003	$30.48	(0.16)	7.03		6.87	—	(0.97)	(0.97)	$36.38	22.54%		1.80%	1.80%	(0.50)%	$3,674	438%
October 1, 2002 through December 31, 2002(f)	$30.00	0.01	0.48		0.49	—	(0.01)	(0.01)	$30.48	1.62	%(d)	1.52%	1.52%	0.18%	$28,630	180	%(d)
Mid-Cap Value ProFund
Six Months Ended January 31, 2007 (unaudited)	$42.42	0.05	5.15		5.20	(0.07)	(0.32)	(0.39)	$47.23	12.27	%(d)	1.53%	1.53%	0.21%	$36,322	127	%(d)
January 1, 2006 through July 31, 2006	$40.98	0.08	1.36		1.44	—	—	—	$42.42	3.51	%(d)	1.52%	1.52%	0.32%	$13,469	247	%(d)
Year Ended December 31, 2005	$38.92	0.08	3.66		3.74	(0.05)	(1.63)	(1.68)	$40.98	9.58%		1.50%	1.50%	0.19%	$32,204	520%
Year Ended December 31, 2004	$33.39	0.06	5.47		5.53	—	—	—	$38.92	16.56%		1.40%	1.40%	0.17%	$53,337	631%
Year Ended December 31, 2003	$24.78	0.02	8.59		8.61	— (g)	—	— (g)	$33.39	34.76%		1.80%	1.80%	0.05%	$101,345	600%
Year Ended December 31, 2002	$28.81	(0.12)	(3.91)		(4.03)	—	—	—	$24.78	(13.99)%		2.08%	1.95%	(0.42)%	$3,925	1,899%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	(0.23)		(0.28)	—	(0.91)	(0.91)	$28.81	(0.88	)%(d)	2.61%	1.95%	(0.51)%	$3,576	1,400	%(d)
Mid-Cap Growth ProFund
Six Months Ended January 31, 2007 (unaudited)	$36.36	(0.18)	4.25		4.07	—	(0.02)	(0.02)	$40.41	11.19	%(d)	1.65%	1.65%	(0.96)%	$38,009	269	%(d)
January 1, 2006 through July 31, 2006	$37.47	(0.22)	(0.89	)(e)	(1.11)	—	—	—	$36.36	(2.96	)%(d)	1.53%	1.53%	(0.97)%	$3,330	384	%(d)
Year Ended December 31, 2005	$33.63	(0.25)	4.09		3.84	—	—	—	$37.47	11.42%		1.59%	1.59%	(0.71)%	$37,804	918%
Year Ended December 31, 2004	$30.25	(0.32)	3.70		3.38	—	—	—	$33.63	11.17%		1.78%	1.78%	(1.03)%	$22,494	1,293%
Year Ended December 31, 2003	$23.87	(0.35)	6.73		6.38	—	—	—	$30.25	26.73%		2.12%	1.95%	(1.28)%	$5,462	2,235%
Year Ended December 31, 2002	$30.88	(0.37)	(6.64)		(7.01)	—	—	—	$23.87	(22.70)%		2.88%	1.95%	(1.38)%	$1,324	3,616%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15)	1.22		1.07	—	(0.19)	(0.19)	$30.88	3.56	%(d)	1.95%	1.95%	(1.54)%	$6,086	1,062	%(d)
Small-Cap Value ProFund
Six Months Ended January 31, 2007 (unaudited)	$43.28	(0.10)	6.12		6.02	—	—	—	$49.30	13.91	%(d)	1.60%	1.60%	(0.45)%	$21,586	414	%(d)
January 1, 2006 through July 31, 2006	$41.33	(0.02)	1.97	(e)	1.95	—	—	—	$43.28	4.69	%(d)	1.59%	1.58%	(0.06)%	$5,991	443	%(d)
Year Ended December 31, 2005	$39.85	(0.16)	1.64	(e)	1.48	—	—	—	$41.33	3.74%		1.59%	1.59%	(0.41)%	$15,112	761%
Year Ended December 31, 2004	$33.16	(0.03)	6.87		6.84	—	(0.15)	(0.15)	$39.85	20.62%		1.46%	1.46%	(0.09)%	$155,891	525%
Year Ended December 31, 2003	$24.61	(0.17)	8.77		8.60	—	(0.05)	(0.05)	$33.16	34.95%		1.73%	1.73%	(0.59)%	$123,119	652%
Year Ended December 31, 2002	$30.17	(0.29)	(5.27)		(5.56)	—	—	—	$24.61	(18.43)%		1.98%	1.95%	(0.96)%	$7,554	1,650%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.05)	0.39		0.34	—	(0.17)	(0.17)	$30.17	1.15	%(d)	2.00%	1.95%	(0.52)%	$13,284	962	%(d)
Small-Cap Growth ProFund
Six Months Ended January 31, 2007 (unaudited)	$39.36	(0.25)	4.20		3.95	—	—	—	$43.31	10.04	%(d)	1.68%	1.68%	(1.21)%	$11,898	457	%(d)
January 1, 2006 through July 31, 2006	$38.96	(0.30)	0.70		0.40	—	—	—	$39.36	1.00	%(d)	1.61%	1.61%	(1.24)%	$8,272	369	%(d)
Year Ended December 31, 2005	$36.28	(0.29)	2.97	(e)	2.68	—	—	—	$38.96	7.41%		1.55%	1.55%	(0.79)%	$20,799	628%
Year Ended December 31, 2004	$30.20	(0.33)	6.41		6.08	—	—	—	$36.28	20.13%		1.59%	1.59%	(1.00)%	$103,113	854%
Year Ended December 31, 2003	$22.47	(0.29)	8.07		7.78	—	(0.05)	(0.05)	$30.20	34.64%		1.80%	1.80%	(1.16)%	$16,890	1,184%
Year Ended December 31, 2002	$30.80	(0.39)	(5.66)		(6.05)	—	(2.28)	(2.28)	$22.47	(19.64)%		2.68%	1.95%	(1.50)%	$7,934	4,550%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.15)	1.30		1.15	—	(0.35)	(0.35)	$30.80	3.87	%(d)	2.94%	1.92%	(1.57)%	$9,605	1,020	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations
(g)	Amount is less than $0.005.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From						Ratios to Average Net Assets				Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)		Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
Six Months Ended January 31, 2007 (unaudited)	$17.21	0.07	1.45	1.52	— (d)	—	— (d)	$18.73	8.83	%(e)	1.48%	1.48	%(f)	0.75%	$13,165	510	%(e)
January 1, 2006 through July 31, 2006	$16.00	0.25	0.96	1.21	—	—	—	$17.21	7.56	%(e)	1.44%	1.43%		2.49%	$15,318	533	%(e)
Year Ended December 31, 2005	$14.88	0.06	1.07 (g)	1.13	(0.01)	—	(0.01)	$16.00	7.60%		1.51%	1.51%		0.38%	$49,583	800%
Year Ended December 31, 2004	$12.97	0.02	1.89	1.91	— (d)	—	— (d)	$14.88	14.76%		1.56%	1.56%		0.12%	$43,254	742%
Year Ended December 31, 2003	$9.43	0.06	3.51	3.57	(0.03)	—	(0.03)	$12.97	37.81%		1.79%	1.78%		0.52%	$23,377	1,593%
Year Ended December 31, 2002	$12.62	0.10	(3.29)	(3.19)	—	—	—	$9.43	(25.28)%		2.34%	1.95%		0.93%	$8,184	2,892%
Year Ended December 31, 2001	$22.65	— (d)	(10.03)	(10.03)	—	—	—	$12.62	(44.28)%		4.17%	2.75%		0.02%	$5,923	11,239%
UltraBull ProFund(h)
Six Months Ended January 31, 2007 (unaudited)	$58.16	0.32	14.12	14.44	(0.05)	—	(0.05)	$72.55	24.82	%(e)	1.43%	1.43%		0.94%	$211,870	111	%(e)
January 1, 2006 through July 31, 2006	$57.26	0.25	0.65	0.90	—	—	—	$58.16	1.59	%(e)	1.45%	1.45%		0.73%	$147,570	418	%(e)
Year Ended December 31, 2005	$55.82	0.22	1.36	1.58	(0.14)	—	(0.14)	$57.26	2.84%		1.44%	1.44%		0.41%	$136,495	648%
Year Ended December 31, 2004	$47.52	0.22	8.23	8.45	(0.15)	—	(0.15)	$55.82	17.75%		1.44%	1.44%		0.44%	$163,474	447%
Year Ended December 31, 2003	$30.64	(0.07)	16.95	16.88	—	—	—	$47.52	55.09%		1.70%	1.70%		(0.18)%	$123,782	723%
Year Ended December 31, 2002	$57.22	(0.19)	(26.39)	(26.58)	—	—	—	$30.64	(46.45)%		1.95%	1.95%		(0.47)%	$65,467	1,770%
Year Ended December 31, 2001	$84.30	(0.28)	(26.80)	(27.08)	—	—	—	$57.22	(32.12)%		1.93%	1.93%		(0.43)%	$60,956	1,377%
UltraMid-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$42.52	0.13	9.17	9.30	(0.38)	—	(0.38)	$51.44	21.91	%(e)	1.47%	1.47%		0.58%	$107,398	209	%(e)
January 1, 2006 through July 31, 2006	$43.66	0.17	(1.31)	(1.14)	—	—	—	$42.52	(2.61	)%(e)	1.47%	1.47%		0.64%	$82,224	219	%(e)
Year Ended December 31, 2005	$36.84	0.06	6.76	6.82	— (d)	—	— (d)	$43.66	18.52%		1.49%	1.49%		0.16%	$122,419	402%
Year Ended December 31, 2004	$28.67	(0.10)	8.27	8.17	—	—	—	$36.84	28.50%		1.51%	1.51%		(0.33)%	$86,392	395%
Year Ended December 31, 2003	$16.95	(0.16)	11.88	11.72	—	—	—	$28.67	69.14%		1.87%	1.86%		(0.75)%	$55,368	684%
Year Ended December 31, 2002	$27.42	(0.18)	(10.29)	(10.47)	—	—	—	$16.95	(38.18)%		2.08%	1.95%		(0.78)%	$15,358	2,174%
Year Ended December 31, 2001	$33.00	(0.15)	(5.43)	(5.58)	—	—	—	$27.42	(16.91)%		2.07%	1.95%		(0.52)%	$33,812	2,125%
UltraSmall-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$26.21	0.10	6.56	6.66	(0.05)	—	(0.05)	$32.82	25.40	%(e)	1.37%	1.37%		0.64%	$178,861	105	%(e)
January 1, 2006 through July 31, 2006	$25.36	0.11	0.74 (g)	0.85	—	—	—	$26.21	3.35	%(e)	1.39%	1.39%		0.64%	$162,346	27	%(e)
Year Ended December 31, 2005	$25.46	0.14	(0.12)	0.02	(0.12)	—	(0.12)	$25.36	0.07%		1.41%	1.41%		0.60%	$147,564	481%
Year Ended December 31, 2004	$19.29	(0.04)	6.21	6.17	—	—	—	$25.46	31.99%		1.40%	1.40%		(0.17)%	$330,905	339%
Year Ended December 31, 2003	$9.62	(0.07)	9.74	9.67	—	—	—	$19.29	100.52%		1.76%	1.76%		(0.49)%	$133,404	387%
Year Ended December 31, 2002	$17.27	(0.07)	(7.58)	(7.65)	—	—	—	$9.62	(44.30)%		1.95%	1.95%		(0.54)%	$26,286	2,196%
Year Ended December 31, 2001	$20.77	(0.01)	(3.49)	(3.50)	—	—	—	$17.27	(16.85)%		2.15%	1.95%		(0.05)%	$73,105	3,221%
UltraDow 30 ProFund
Six Months Ended January 31, 2007 (unaudited)	$33.43	0.30	8.20	8.50	(0.13)	(0.14)	(0.27)	$41.66	25.45	%(e)	1.46%	1.46%		1.55%	$46,125	155	%(e)
January 1, 2006 through July 31, 2006	$31.67	0.24	1.52	1.76	—	—	—	$33.43	5.56	%(e)	1.49%	1.49%		1.26%	$20,403	995	%(e)
Year Ended December 31, 2005	$33.00	0.32	(1.36)	(1.04)	(0.29)	—	(0.29)	$31.67	(3.16)%		1.51%	1.51%		1.03%	$25,747	458%
Year Ended December 31, 2004	$31.29	0.14	1.60 (g)	1.74	(0.03)	—	(0.03)	$33.00	5.57%		1.49%	1.49%		0.45%	$47,100	825%
Year Ended December 31, 2003	$20.73	(0.02)	10.60	10.58	—	(0.02)	(0.02)	$31.29	51.02%		1.88%	1.88%		(0.08)%	$31,023	1,798%
June 3, 2002 through December 31, 2002(i)	$30.00	0.05	(9.28)	(9.23)	(0.04)	—	(0.04)	$20.73	(30.76	)%(e)	2.47%	1.95%		0.37%	$3,963	844	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.46% for the six months ended January 31, 2007.

(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(h)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(i)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraOTC ProFund(d)
Six Months Ended January 31, 2007 (unaudited)	$19.59	(0.04)	7.04	7.00	—	—	—	—	$26.59	35.68	%(e)	1.36%	1.36%	(0.29)%	$281,271	106	%(e)
January 1, 2006 through July 31, 2006	$24.44	(0.07)	(4.78)	(4.85)	—	—	—	—	$19.59	(19.84	)%(e)	1.37%	1.37%	(0.51)%	$254,137	131	%(e)
Year Ended December 31, 2005	$25.20	(0.11)	(0.65)	(0.76)	—	—	—	—	$24.44	(3.02)%		1.38%	1.38%	(0.47)%	$370,835	157%
Year Ended December 31, 2004	$21.84	(0.03)	3.39	3.36	—	—	—	—	$25.20	15.38%		1.37%	1.37%	(0.14)%	$530,240	159%
Year Ended December 31, 2003	$10.79	(0.20)	11.25	11.05	—	—	—	—	$21.84	102.41%		1.56%	1.56%	(1.23)%	$449,308	231%
Year Ended December 31, 2002	$35.29	(0.25)	(24.25)	(24.50)	—	—	—	—	$10.79	(69.42)%		1.78%	1.78%	(1.49)%	$187,841	522%
Year Ended December 31, 2001	$114.10	(0.50)	(78.31)	(78.81)	—	—	—	—	$35.29	(69.07)%		1.80%	1.80%	(1.06)%	$353,565	622%
UltraInternational ProFund
Six Months Ended January 31, 2007 (unaudited)	$27.55	0.59	6.68	7.27	(0.32)	(0.22)	—	(0.54)	$34.28	26.42	%(e)	1.50%	1.50%	3.71%	$45,509	—	(e)
April 19, 2006 through July 31, 2006(f)	$30.00	0.26	(2.71)	(2.45)	—	—	—	—	$27.55	(8.17	)%(e)	2.34%	1.93%	3.33%	$7,994	—	(e)
UltraEmerging Markets ProFund
Six Months Ended January 31, 2007 (unaudited)	$24.09	0.59	9.93	10.52	(0.30)	—	—	(0.30)	$34.31	43.65	%(e)	1.37%	1.37%	3.92%	$115,279	—	(e)
April 19, 2006 through July 31, 2006(f)	$30.00	0.26	(6.17)	(5.91)	—	—	—	—	$24.09	(19.70	)%(e)	1.51%	1.51%	3.97%	$79,136	—	(e)
UltraJapan ProFund(d)
Six Months Ended January 31, 2007 (unaudited)	$58.53	1.00	14.89	15.89	(1.79)	(23.15)	—	(24.94)	$49.48	27.56	%(e)	1.54%	1.54%	3.24%	$182,158	—	(e)
January 1, 2006 through July 31, 2006	$64.64	0.63	(6.74)	(6.11)	—	—	—	—	$58.53	(9.45	)%(e)	1.54%	1.54%	1.67%	$196,279	—	(e)
Year Ended December 31, 2005	$33.92	(0.12)	30.84	30.72	—	—	—	—	$64.64	90.57%		1.55%	1.55%	(0.26)%	$416,150	—
Year Ended December 31, 2004	$30.91	(0.41)	3.42 (g)	3.01	—	—	—	—	$33.92	9.74%		1.65%	1.65%	(1.24)%	$48,512	—
Year Ended December 31, 2003	$20.93	(0.47)	10.45	9.98	—	—	—	—	$30.91	47.68%		1.95%	1.95%	(1.70)%	$42,203	—
Year Ended December 31, 2002	$34.77	(0.49)	(13.35)	(13.84)	—	—	—	—	$20.93	(39.80)%		2.37%	1.93%	(1.48)%	$2,799	—	(h)
Year Ended December 31, 2001	$65.75	0.19	(31.16)	(30.97)	(0.01)	—	—	(0.01)	$34.77	(47.10)%		2.46%	1.95%	0.39%	$2,697	1,299%
Bear ProFund
Six Months Ended January 31, 2007 (unaudited)	$29.96	0.54	(3.01)	(2.47)	(1.55)	—	—	(1.55)	$25.94	(8.25	)%(e)	1.48%	1.48%	3.80%	$25,675	—	(e)
January 1, 2006 through July 31, 2006	$29.85	0.55	(0.44)	0.11	—	—	—	—	$29.96	0.40	%(e)	1.57%	1.57%	3.20%	$52,504	—	(e)
Year Ended December 31, 2005	$30.82	0.50	(0.84)	(0.34)	(0.61)	—	(0.02)	(0.63)	$29.85	(1.11)%		1.56%	1.56%	1.60%	$30,002	—
Year Ended December 31, 2004	$34.19	(0.09)	(3.28)	(3.37)	—	—	—	—	$30.82	(9.86)%		1.51%	1.51%	(0.26)%	$26,624	—
Year Ended December 31, 2003	$45.26	(0.28)	(10.79)	(11.07)	—	—	—	—	$34.19	(24.46)%		1.73%	1.72%	(0.67)%	$23,150	—
Year Ended December 31, 2002	$37.43	(0.24)	8.07	7.83	—	—	—	—	$45.26	20.92%		1.95%	1.95%	(0.56)%	$72,473	—	(h)
Year Ended December 31, 2001	$32.75	0.52	4.16	4.68	—	—	—	—	$37.43	14.29%		1.96%	1.88%	1.41%	$8,498	1,299%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(e)	Not annualized for periods less than one year.
(f)	Commencement of operations
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Small-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$18.58	0.34	(2.26)		(1.92)	(0.99)	—	(0.99)	$15.67	(10.35	)%(d)	1.48%	1.48%	3.82%	$26,792	—	(d)
January 1, 2006 through July 31, 2006	$19.05	0.35	(0.82)		(0.47)	—	—	—	$18.58	(2.47	)%(d)	1.52%	1.52%	3.37%	$50,983	—	(d)
Year Ended December 31, 2005	$20.23	0.32	(0.83)		(0.51)	(0.67)	—	(0.67)	$19.05	(2.52)%		1.51%	1.51%	1.54%	$18,384	—
Year Ended December 31, 2004	$24.35	(0.08)	(4.04)		(4.12)	—	—	—	$20.23	(16.92)%		1.51%	1.51%	(0.36)%	$10,318	—
Year Ended December 31, 2003	$37.31	(0.23)	(12.73)		(12.96)	—	—	—	$24.35	(34.74)%		1.77%	1.76%	(0.68)%	$32,575	—
May 1, 2002 through December 31, 2002(e)	$30.00	0.01	7.30		7.31	—	—	—	$37.31	24.37	%(d)	1.49%	1.49%	0.02%	$110,733	—	(d)
Short OTC ProFund
Six Months Ended January 31, 2007 (unaudited)	$20.91	0.38	(3.08)		(2.70)	(1.24)	—	(1.24)	$16.97	(12.99	)%(d)	1.49%	1.49%	3.95%	$23,289	—	(d)
January 1, 2006 through July 31, 2006	$18.69	0.38	1.84		2.22	—	—	—	$20.91	11.88	%(d)	1.50%	1.50%	3.34%	$103,936	—	(d)
Year Ended December 31, 2005	$18.70	0.30	(0.06)		0.24	(0.25)	—	(0.25)	$18.69	1.27%		1.52%	1.52%	1.54%	$31,722	—
Year Ended December 31, 2004	$21.10	(0.05)	(2.35)		(2.40)	—	—	—	$18.70	(11.33)%		1.51%	1.51%	(0.22)%	$6,604	—
Year Ended December 31, 2003	$33.69	(0.23)	(12.36)		(12.59)	—	—	—	$21.10	(37.37)%		1.88%	1.87%	(0.79)%	$12,538	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.10)	3.88		3.78	(0.09)	—	(0.09)	$33.69	12.60	%(d)	2.00%	1.82%	(0.46)%	$9,826	—	(d)
UltraBear ProFund
Six Months Ended January 31, 2007 (unaudited)	$17.28	0.31	(3.34)		(3.03)	(0.68)	—	(0.68)	$13.57	(17.58	)%(d)	1.38%	1.38%	3.96%	$95,349	—	(d)
January 1, 2006 through July 31, 2006	$17.59	0.32	(0.63)		(0.31)	—	—	—	$17.28	(1.76	)%(d)	1.40%	1.40%	3.27%	$135,333	—	(d)
Year Ended December 31, 2005	$18.82	0.34	(1.18)		(0.84)	(0.38)	(0.01)	(0.39)	$17.59	(4.43)%		1.41%	1.41%	1.77%	$90,197	—
Year Ended December 31, 2004	$23.42	(0.04)	(4.56)		(4.60)	—	—	—	$18.82	(19.64)%		1.43%	1.43%	(0.19)%	$77,863	—
Year Ended December 31, 2003	$41.64	(0.26)	(17.96)		(18.22)	—	—	—	$23.42	(43.76)%		1.65%	1.64%	(0.78)%	$93,826	—
Year Ended December 31, 2002	$30.15	(0.20)	11.69		11.49	— (f)	—	— (f)	$41.64	38.11%		1.80%	1.80%	(0.52)%	$119,520	—	(g)
Year Ended December 31, 2001	$24.84	0.34	5.29		5.63	(0.32)	—	(0.32)	$30.15	22.65%		1.79%	1.79%	1.12%	$61,019	1,299%
UltraShort Mid-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$17.36	0.31	(3.36)		(3.05)	(0.73)	—	(0.73)	$13.58	(17.78	)%(d)	1.51%	1.51%	3.80%	$7,641	—	(d)
January 1, 2006 through July 31, 2006	$17.35	0.31	(0.30	)(h)	0.01	—	—	—	$17.36	0.06	%(d)	1.59%	1.58%	3.24%	$29,637	—	(d)
Year Ended December 31, 2005	$21.95	0.33	(4.59)		(4.26)	(0.34)	—	(0.34)	$17.35	(19.37)%		1.74%	1.68%	1.62%	$11,936	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.13)	(7.92)		(8.05)	—	—	—	$21.95	(26.83	)%(d)	1.82%	1.82%	(0.49)%	$3,533	—	(d)
UltraShort Small-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$17.76	0.31	(4.22)		(3.91)	(0.81)	—	(0.81)	$13.04	(22.05	)%(d)	1.38%	1.38%	3.98%	$168,026	—	(d)
January 1, 2006 through July 31, 2006	$19.32	0.34	(1.90)		(1.56)	—	—	—	$17.76	(8.07	)%(d)	1.43%	1.43%	3.41%	$264,378	—	(d)
Year Ended December 31, 2005	$21.78	0.41	(2.42)		(2.01)	(0.45)	—	(0.45)	$19.32	(9.21)%		1.43%	1.43%	1.83%	$131,805	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.02)	(8.20)		(8.22)	—	—	—	$21.78	(27.40	)%(d)	1.35%	1.35%	(0.06)%	$15,813	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity less than one year from acquisition on derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)	Amount is less than $0.005.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities			Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets			Supplemental Data
Investor Class		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Dow 30 ProFund
Six Months Ended January 31, 2007 (unaudited)	$23.23	0.38	(4.67)	(4.29)	(0.74)	—	(0.74)	$18.20	(18.50	)%(d)	1.58%	1.58%	3.71%	$15,777	—	(d)
January 1, 2006 through July 31, 2006	$25.04	0.43	(2.24)	(1.81)	—	—	—	$23.23	(7.23	)%(d)	1.52%	1.52%	3.17%	$15,295	—	(d)
Year Ended December 31, 2005	$25.20	0.44	(0.24)	0.20	(0.36)	—	(0.36)	$25.04	0.82%		1.65%	1.65%	1.68%	$16,498	—
July 22, 2004 through December 31, 2004(e)	$30.00	(0.04)	(4.76)	(4.80)	—	—	—	$25.20	(16.00	)%(d)	2.26%	1.95%	(0.30)%	$2,520	—	(d)
UltraShort OTC ProFund
Six Months Ended January 31, 2007 (unaudited)	$18.54	0.31	(5.21)	(4.90)	(0.58)	—	(0.58)	$13.06	(26.54	)%(d)	1.36%	1.36%	4.07%	$172,914	—	(d)
January 1, 2006 through July 31, 2006	$15.30	0.30	2.94	3.24	—	—	—	$18.54	21.18	%(d)	1.38%	1.38%	3.25%	$222,887	—	(d)
Year Ended December 31, 2005	$15.83	0.31	(0.50)	(0.19)	(0.28)	(0.06)	(0.34)	$15.30	(1.18)%		1.39%	1.39%	1.75%	$180,687	—
Year Ended December 31, 2004	$20.92	(0.03)	(5.06)	(5.09)	—	—	—	$15.83	(24.33)%		1.41%	1.41%	(0.13)%	$119,685	—
Year Ended December 31, 2003	$56.25	(0.18)	(35.15)	(35.33)	— (f)	—	— (f)	$20.92	(62.80)%		1.65%	1.65%	(0.57)%	$118,811	—
Year Ended December 31, 2002	$39.15	(0.11)	19.07	18.96	(1.86)	—	(1.86)	$56.25	48.56%		1.84%	1.84%	(0.19)%	$110,437	—	(g)
Year Ended December 31, 2001	$45.64	0.94	(4.47)	(3.53)	(2.96)	—	(2.96)	$39.15	(7.36)%		1.78%	1.78%	1.95%	$92,457	1,257%
UltraShort International ProFund
Six Months Ended January 31, 2007 (unaudited)	$30.58	0.53	(6.77)	(6.24)	(0.45)	—	(0.45)	$23.89	(20.42	)%(d)	1.45%	1.45%	3.93%	$112,656	—	(d)
April 19, 2006 through July 31, 2006(e)	$30.00	0.37	0.21 (h)	0.58	—	—	—	$30.58	1.93	%(d)	1.50%	1.50%	3.96%	$24,629	—	(d)
UltraShort Emerging Markets ProFund
Six Months Ended January 31, 2007 (unaudited)	$31.85	0.56	(11.32)	(10.76)	(0.97)	—	(0.97)	$20.12	(33.80	)%(d)	1.47%	1.47%	4.09%	$31,005	—	(d)
April 19, 2006 through July 31, 2006(e)	$30.00	0.43	1.42 (h)	1.85	—	—	—	$31.85	6.17	%(d)	1.50%	1.50%	4.15%	$36,733	—	(d)
UltraShort Japan ProFund
Six Months Ended January 31, 2007 (unaudited)	$34.95	0.51	(8.27)	(7.76)	(0.76)	—	(0.76)	$26.43	(22.31	)%(d)	1.95%	1.95%	3.29%	$35,361	—	(d)
March 29, 2006 through July 31, 2006(e)	$30.00	0.33	4.62	4.95	—	—	—	$34.95	16.50	%(d)	2.60%	1.95%	2.83%	$4,865	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)	Amount is less than $0.005.
(g)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets			Supplemental Data
Investor Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$42.01	0.49	3.66	4.15	(0.68)	—	(0.68)	$45.48	9.87	%(d)	1.57%	1.57%	2.21%	$4,461	322	%(d)
January 1, 2006 through July 31, 2006	$38.34	0.45	3.22 (e)	3.67	—	—	—	$42.01	9.57	%(d)	2.10%	1.58%	1.95%	$5,853	879	%(d)
Year Ended December 31, 2005	$39.39	0.74	(1.47)	(0.73)	(0.32)	—	(0.32)	$38.34	(1.85)%		2.40%	1.68%	1.97%	$6,176	1,038%
Year Ended December 31, 2004	$33.91	0.36	5.53	5.89	(0.41)	—	(0.41)	$39.39	17.36%		1.95%	1.95%	1.01%	$5,063	819%
Year Ended December 31, 2003	$24.57	0.17	10.66	10.83	(0.12)	(1.37)	(1.49)	$33.91	46.23%		4.63%	1.95%	0.59%	$1,417	1,869%
Year Ended December 31, 2002	$28.75	0.13	(3.18)	(3.05)	(1.13)	—	(1.13)	$24.57	(10.56)%		3.03%	1.95%	0.44%	$685	2,674%
September 4, 2001 through December 31, 2001(f)	$30.00	0.11	(1.29)	(1.18)	(0.07)	—	(0.07)	$28.75	(3.92	)%(d)	3.20%	1.95%	1.19%	$3,189	350	%(d)
Basic Materials UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$39.89	0.40	9.14	9.54	(1.20)	—	(1.20)	$48.23	24.10	%(d)	1.59%	1.59%	1.80%	$19,790	350	%(d)
January 1, 2006 through July 31, 2006	$38.58	0.45	0.86 (e)	1.31	—	—	—	$39.89	3.40	%(d)	1.49%	1.49%	1.81%	$13,351	282	%(d)
Year Ended December 31, 2005	$38.01	0.29	0.32 (e)	0.61	(0.04)	—	(0.04)	$38.58	1.61%		1.68%	1.68%	0.79%	$45,056	677%
Year Ended December 31, 2004	$33.21	(0.06)	4.86 (e)	4.80	—	—	—	$38.01	14.45%		1.87%	1.87%	(0.18)%	$10,727	723%
Year Ended December 31, 2003	$22.53	0.11	10.59	10.70	(0.02)	—	(0.02)	$33.21	47.49%		2.24%	1.95%	0.40%	$35,985	1,521%
Year Ended December 31, 2002	$28.58	0.07	(6.12)	(6.05)	—	—	—	$22.53	(21.17)%		3.61%	1.94%	0.25%	$759	10,105%
September 4, 2001 through December 31, 2001(f)	$30.00	0.13	(1.49)	(1.36)	(0.06)	—	(0.06)	$28.58	(4.54	)%(d)	3.51%	1.27%	1.38%	$2,467	913	%(d)
Biotechnology UltraSector ProFund(g)
Six Months Ended January 31, 2007 (unaudited)	$52.17	(0.08)	3.43	3.35	—	—	—	$55.52	6.42	%(d)	1.57%	1.57%	(0.29)%	$19,504	175	%(d)
January 1, 2006 through July 31, 2006	$58.85	(0.13)	(6.55)	(6.68)	—	—	—	$52.17	(11.35	)%(d)	1.58%	1.58%	(0.40)%	$20,889	255	%(d)
Year Ended December 31, 2005	$46.23	(0.38)	13.00	12.62	—	—	—	$58.85	27.30%		1.58%	1.58%	(0.73)%	$46,266	724%
Year Ended December 31, 2004	$39.75	(0.62)	7.10	6.48	—	—	—	$46.23	16.30%		1.88%	1.88%	(1.49)%	$26,386	562%
Year Ended December 31, 2003	$24.58	(0.56)	15.73	15.17	—	—	—	$39.75	61.72%		1.93%	1.92%	(1.59)%	$8,175	2,288%
Year Ended December 31, 2002	$53.06	(0.44)	(28.04)	(28.48)	—	—	—	$24.58	(53.68)%		2.65%	1.95%	(1.48)%	$3,134	2,527%
Year Ended December 31, 2001	$83.20	(0.62)	(29.52)	(30.14)	—	—	—	$53.06	(36.23)%		2.59%	1.95%	(1.10)%	$14,931	1,266%
Consumer Goods UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$33.45	0.29	5.72	6.01	(0.56)	—	(0.56)	$38.90	18.01	%(d)	1.57%	1.57%	1.57%	$7,221	299	%(d)
January 1, 2006 through July 31, 2006	$32.95	0.27	0.23 (e)	0.50	—	—	—	$33.45	1.52	%(d)	2.68%	1.58%	1.39%	$2,399	662	%(d)
Year Ended December 31, 2005	$33.91	0.23	(0.84)	(0.61)	(0.35)	—	(0.35)	$32.95	(1.80)%		2.61%	1.68%	0.68%	$1,484	754%
January 30, 2004 through December 31, 2004(f)	$30.00	0.18	3.85 (e)	4.03	(0.12)	—	(0.12)	$33.91	13.42	%(d)	2.48%	1.95%	0.62%	$6,253	1,505	%(d)
Consumer Services UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$28.91	0.06	8.38	8.44	(0.06)	(1.33)	(1.39)	$35.96	29.41	%(d)	1.57%	1.57%	0.38%	$15,681	401	%(d)
January 1, 2006 through July 31, 2006	$31.00	0.05	(2.14)	(2.09)	—	—	—	$28.91	(6.74	)%(d)	5.32%	1.58%	0.29%	$464	861	%(d)
Year Ended December 31, 2005	$33.90	(0.16)	(2.74)	(2.90)	—	—	—	$31.00	(8.55)%		6.20%	1.68%	(0.49)%	$357	1,642%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.24)	4.14	3.90	—	—	—	$33.90	13.00	%(d)	5.86%	1.95%	(0.83)%	$2,332	2,929	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities.
(f)	Commencement of operations
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities			Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratio to Average Net Assets			Supplemental Data
Investor Class		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Financials UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$28.93	0.22	5.19	5.41	(0.36)	—	(0.36)	$33.98	18.69	%(d)	1.57%	1.57%	1.38%	$50,804	106	%(d)
January 1, 2006 through July 31, 2006	$27.26	0.25	1.42	1.67	—	—	—	$28.93	6.13	%(d)	1.53%	1.53%	1.53%	$6,066	91	%(d)
Year Ended December 31, 2005	$26.09	0.35	0.88	1.23	(0.06)	—	(0.06)	$27.26	4.72%		1.78%	1.68%	1.33%	$49,964	652%
Year Ended December 31, 2004	$22.73	0.06	3.32 (e)	3.38	(0.02)	—	(0.02)	$26.09	14.86%		1.94%	1.94%	0.26%	$5,658	914%
Year Ended December 31, 2003	$15.84	0.05	6.84	6.89	—	—	—	$22.73	43.50%		2.27%	1.95%	0.25%	$3,122	2,340%
Year Ended December 31, 2002	$21.10	0.03	(5.28)	(5.25)	(0.01)	—	(0.01)	$15.84	(24.88)%		2.65%	1.95%	0.15%	$2,288	2,267%
Year Ended December 31, 2001	$25.39	0.14	(4.43)	(4.29)	—	—	—	$21.10	(16.90)%		2.51%	1.95%	0.61%	$6,553	1,060%
Health Care UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$14.99	0.06	1.62	1.68	(0.07)	—	(0.07)	$16.60	11.23	%(d)	1.57%	1.57%	0.70%	$15,862	262	%(d)
January 1, 2006 through July 31, 2006	$15.26	0.05	(0.32)	(0.27)	—	—	—	$14.99	(1.77	)%(d)	1.75%	1.58%	0.57%	$15,616	201	%(d)
Year Ended December 31, 2005	$14.18	0.02	1.06	1.08	—	—	—	$15.26	7.62%		1.68%	1.68%	0.15%	$11,504	636%
Year Ended December 31, 2004	$13.90	(0.09)	0.37 (e)	0.28	—	—	—	$14.18	2.01%		1.97%	1.95%	(0.61)%	$11,525	1,198%
Year Ended December 31, 2003	$11.09	(0.09)	2.90	2.81	—	—	—	$13.90	25.34%		3.54%	1.95%	(0.77)%	$5,120	1,904%
Year Ended December 31, 2002	$17.17	(0.07)	(6.01)	(6.08)	—	—	—	$11.09	(35.41)%		3.23%	1.95%	(0.59)%	$2,113	1,884%
Year Ended December 31, 2001	$22.67	(0.07)	(5.43)	(5.50)	—	—	—	$17.17	(24.26)%		2.58%	1.95%	(0.40)%	$10,583	1,143%
Industrials UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$35.96	0.14	6.73	6.87	(0.29)	—	(0.29)	$42.54	19.12	%(d)	1.57%	1.57%	0.70%	$2,702	630	%(d)
January 1, 2006 through July 31, 2006	$36.45	0.16	(0.65)	(0.49)	—	—	—	$35.96	(1.34	)%(d)	2.44%	1.58%	0.71%	$1,777	665	%(d)
Year Ended December 31, 2005	$35.79	0.06	0.62 (e)	0.68	(0.02)	—	(0.02)	$36.45	1.89%		5.43%	1.68%	0.19%	$2,249	974%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.12)	5.91 (e)	5.79	—	—	—	$35.79	19.30	%(d)	1.83%	1.83%	(0.43)%	$2,713	1,419	%(d)
Internet UltraSector ProFund(g)
Six Months Ended January 31, 2007 (unaudited)	$68.43	(0.09)	23.78	23.69	(1.14)	—	(1.14)	$90.98	34.72	%(d)	1.53%	1.53%	(0.23)%	$26,663	238	%(d)
January 1, 2006 through July 31, 2006	$87.78	1.02	(20.37)	(19.35)	—	—	—	$68.43	(22.04	)%(d)	1.51%	1.51%	2.06%	$16,902	215	%(d)
Year Ended December 31, 2005	$80.29	(0.51)	8.00 (e)	7.49	—	—	—	$87.78	9.33%		1.52%	1.52%	(0.70)%	$55,133	568%
Year Ended December 31, 2004	$61.44	(0.79)	19.64	18.85	—	—	—	$80.29	30.68%		1.54%	1.54%	(1.21)%	$99,944	614%
Year Ended December 31, 2003	$26.84	(0.74)	35.34	34.60	—	—	—	$61.44	128.91%		1.74%	1.73%	(1.50)%	$31,165	932%
Year Ended December 31, 2002	$64.32	(0.46)	(37.02)	(37.48)	—	—	—	$26.84	(58.27)%		2.24%	1.95%	(1.54)%	$5,357	1,867%
Year Ended December 31, 2001	$272.00	(0.85)	(206.83)	(207.68)	—	—	—	$64.32	(76.35)%		3.59%	1.95%	(1.13)%	$6,550	1,742%
Mobile Telecommunications UltraSector ProFund(h)
Six Months Ended January 31, 2007 (unaudited)	$18.87	0.01 (e)	0.12 (e)	0.13	(0.01)	—	(0.01)	$18.99	0.69	%(d)	1.63%	1.63%	0.15%	$7,330	455	%(d)
January 1, 2006 through July 31, 2006	$19.59	0.02	(0.74)	(0.72)	—	—	—	$18.87	(3.72	)%(d)	1.56%	1.56%	0.19%	$12,587	317	%(d)
Year Ended December 31, 2005	$18.07	0.04	1.81	1.85	—	(0.33)	(0.33)	$19.59	10.26%		1.50%	1.50%	0.23%	$20,352	520%
Year Ended December 31, 2004	$10.83	(0.12)	7.36	7.24	—	—	—	$18.07	66.85%		1.64%	1.64%	(0.80)%	$67,289	645%
Year Ended December 31, 2003	$6.54	(0.09)	4.38	4.29	—	—	—	$10.83	65.60%		2.15%	1.94%	(1.16)%	$9,170	2,818%
Year Ended December 31, 2002	$33.32	(0.06)	(26.72)	(26.78)	—	—	—	$6.54	(80.37)%		2.30%	1.95%	(0.75)%	$3,448	3,129%
Year Ended December 31, 2001	$57.10	(0.32)	(23.46)	(23.78)	—	—	—	$33.32	(41.65)%		3.34%	1.95%	(0.62)%	$1,770	2,512%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Adjusted for 1:10 reverse stock split that occurred April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From				Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets			Supplemental Data
Investor Class		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$40.72	0.19	(0.29)		(0.10)	(0.07)	—	—	(0.07)	$40.55	(0.25	)%(d)	1.41%	1.41%	0.97%	$132,008	149	%(d)
January 1, 2006 through July 31, 2006	$32.74	0.17	7.81		7.98	—	—	—	—	$40.72	24.37	%(d)	1.42%	1.42%	0.80%	$145,885	230	%(d)
Year Ended December 31, 2005	$22.41	0.14	10.19		10.33	—	—	—	—	$32.74	46.10%		1.43%	1.43%	0.45%	$115,214	352%
Year Ended December 31, 2004	$15.66	— (e)	7.20		7.20	—	(0.45)	—	(0.45)	$22.41	45.98%		1.64%	1.64%	(0.03)%	$44,530	634%
Year Ended December 31, 2003	$11.80	(0.02)	3.88		3.86	—	—	—	—	$15.66	32.71%		2.09%	1.94%	(0.12)%	$37,753	2,032%
Year Ended December 31, 2002	$15.90	(0.03)	(4.07)		(4.10)	—	—	—	—	$11.80	(25.79)%		2.66%	1.95%	(0.21)%	$3,330	2,399%
Year Ended December 31, 2001	$20.82	0.11	(5.03)		(4.92)	—	—	—	—	$15.90	(23.63)%		2.75%	1.95%	0.59%	$5,243	1,610%
Oil Equipment, Services & Distribution UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$29.65	0.02 (f)	(3.12)		(3.10)	(0.07)	—	—	(0.07)	$26.48	(10.47	)%(d)	1.69%	1.69%	0.13%	$10,380	824	%(d)
June 5, 2006 through July 31, 2006(g)	$30.00	(0.01)	(0.34	)(f)	(0.35)	—	—	—	—	$29.65	(1.17	)%(d)	2.85%	1.95%	(0.31)%	$4,664	160	%(d)
Pharmaceuticals UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$9.95	0.09	0.87		0.96	(0.21)	—	—	(0.21)	$10.70	9.66	%(d)	1.57%	1.57%	1.65%	$23,539	259	%(d)
January 1, 2006 through July 31, 2006	$9.02	0.09	0.84		0.93	—	—	—	—	$9.95	10.30	%(d)	1.61%	1.49%	1.58%	$24,395	339	%(d)
Year Ended December 31, 2005	$9.77	0.11	(0.81)		(0.70)	(0.05)	—	—	(0.05)	$9.02	(7.06)%		1.68%	1.68%	1.27%	$14,175	576%
Year Ended December 31, 2004	$11.61	— (e)	(1.84)		(1.84)	—	—	—	—	$9.77	(15.85)%		1.90%	1.90%	0.02%	$14,459	607%
Year Ended December 31, 2003	$10.77	(0.05)	0.89		0.84	—	—	—	—	$11.61	7.80%		2.20%	1.95%	(0.50)%	$8,229	4,437%
Year Ended December 31, 2002	$16.54	(0.02)	(5.75)		(5.77)	—	—	—	—	$10.77	(34.89)%		3.11%	1.95%	(0.18)%	$2,342	2,548%
Year Ended December 31, 2001	$23.23	(0.07)	(6.62)		(6.69)	—	—	—	—	$16.54	(28.80)%		2.33%	1.95%	(0.38)%	$15,290	1,469%
Precious Metals UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$45.10	0.86	(4.62)		(3.76)	(2.29)	—	—	(2.29)	$39.05	(8.59	)%(d)	1.34%	1.34%	4.19%	$108,191	—	(d)
January 1, 2006 through July 31, 2006	$41.47	0.96	2.67		3.63	—	—	—	—	$45.10	8.75	%(d)	1.36%	1.36%	3.59%	$132,144	—	(d)
Year Ended December 31, 2005	$29.99	0.57	10.91		11.48	—	—	—	—	$41.47	38.28%		1.44%	1.44%	1.90%	$112,978	—
Year Ended December 31, 2004	$36.13	(0.02)	(6.12)		(6.14)	—	—	—	—	$29.99	(16.99)%		1.46%	1.46%	(0.08)%	$46,862	—
Year Ended December 31, 2003	$22.77	(0.18)	13.54		13.36	—	—	—	—	$36.13	58.67%		1.69%	1.68%	(0.67)%	$54,157	—
June 3, 2002 through December 31, 2002(g)	$30.00	(0.06)	(7.17)		(7.23)	—	—	—	—	$22.77	(24.10	)%(d)	2.56%	1.93%	(0.51)%	$22,686	—	(d)
Real Estate UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$46.71	0.29	16.73		17.02	(0.88)	—	—	(0.88)	$62.85	36.75	%(d)	1.55%	1.55%	1.10%	$131,798	194	%(d)
January 1, 2006 through July 31, 2006	$38.28	1.17	7.26		8.43	—	—	—	—	$46.71	21.99	%(d)	1.70%	1.58%	4.54%	$80,827	678	%(d)
Year Ended December 31, 2005	$36.39	0.23	2.61	(f)	2.84	(0.95)	—	—	(0.95)	$38.28	7.82%		1.73%	1.73%	0.62%	$8,797	1,411%
Year Ended December 31, 2004	$25.79	0.66	10.38	(f)	11.04	(0.28)	—	(0.16)	(0.44)	$36.39	42.95%		1.55%	1.55%	2.23%	$47,120	1,303%
Year Ended December 31, 2003	$18.42	0.62	8.15		8.77	(1.40)	—	—	(1.40)	$25.79	49.87%		1.84%	1.84%	2.82%	$15,800	2,478%
Year Ended December 31, 2002	$21.92	0.90	(2.22)		(1.32)	(1.87)	—	(0.31)	(2.18)	$18.42	(6.82)%		2.31%	1.95%	4.01%	$6,603	4,862%
Year Ended December 31, 2001	$21.81	1.04	0.92		1.96	(1.44)	—	(0.41)	(1.85)	$21.92	9.11%		1.99%	1.95%	4.52%	$6,345	2,461%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets			Supplemental Data
Investor Class		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Semiconductor UltraSector ProFund(d)
Six Months Ended January 31, 2007 (unaudited)	$15.63	0.03	2.19		2.22	(0.03)	—	(0.03)	$17.82	14.22	%(e)	1.59%	1.59%	0.28%	$14,269	348	%(e)
January 1, 2006 through July 31, 2006	$20.80	0.03	(5.20)		(5.17)	—	—	—	$15.63	(24.86	)%(e)	1.58%	1.58%	0.23%	$12,967	504	%(e)
Year Ended December 31, 2005	$18.71	(0.06)	2.15	(f)	2.09	—	—	—	$20.80	11.17%		1.58%	1.58%	(0.30)%	$30,313	681%
Year Ended December 31, 2004	$28.70	(0.23)	(9.76)		(9.99)	—	—	—	$18.71	(34.81)%		1.65%	1.65%	(1.06)%	$32,555	468%
Year Ended December 31, 2003	$11.64	(0.31)	17.37		17.06	—	—	—	$28.70	146.56%		1.76%	1.76%	(1.38)%	$43,859	1,116%
Year Ended December 31, 2002	$38.89	(0.27)	(26.98)		(27.25)	—	—	—	$11.64	(70.07)%		2.38%	1.95%	(1.26)%	$3,643	1,926%
Year Ended December 31, 2001	$58.40	(0.36)	(19.15)		(19.51)	—	—	—	$38.89	(33.41)%		2.89%	1.95%	(0.82)%	$6,431	1,439%
Technology UltraSector ProFund(d)
Six Months Ended January 31, 2007 (unaudited)	$22.79	0.02	6.77		6.79	—	—	—	$29.58	29.79	%(e)	1.57%	1.57%	0.13%	$27,653	233	%(e)
January 1, 2006 through July 31, 2006	$26.58	— (g)	(3.79)		(3.79)	—	—	—	$22.79	(14.26	)%(e)	1.66%	1.58%	— (h)	$6,105	170	%(e)
Year Ended December 31, 2005	$26.62	(0.12)	0.15	(f)	0.03	(0.07)	—	(0.07)	$26.58	0.12%		1.76%	1.68%	(0.45)%	$17,955	634%
Year Ended December 31, 2004	$27.36	0.18	(0.81)		(0.63)	(0.11)	—	(0.11)	$26.62	(2.31)%		1.95%	1.95%	0.73%	$10,781	743%
Year Ended December 31, 2003	$15.97	(0.29)	11.68		11.39	—	—	—	$27.36	71.32%		2.19%	1.95%	(1.35)%	$6,649	1,689%
Year Ended December 31, 2002	$37.19	(0.28)	(20.94)		(21.22)	—	—	—	$15.97	(57.06)%		2.51%	1.95%	(1.23)%	$2,647	1,491%
Year Ended December 31, 2001	$76.60	(0.35)	(39.06)		(39.41)	—	—	—	$37.19	(51.45)%		2.88%	1.95%	(0.71)%	$8,472	1,177%
Telecommunications UltraSector ProFund(i)
Six Months Ended January 31, 2007 (unaudited)	$22.50	0.28	5.95		6.23	(0.21)	—	(0.21)	$28.52	27.73	%(e)	1.53%	1.53%	2.19%	$47,719	282	%(e)
January 1, 2006 through July 31, 2006	$17.97	0.38	4.15		4.53	—	—	—	$22.50	25.14	%(e)	1.63%	1.58%	3.08%	$8,695	593	%(e)
Year Ended December 31, 2005	$20.84	0.38	(2.66)		(2.28)	(0.59)	—	(0.59)	$17.97	(10.93)%		2.68%	1.68%	1.99%	$2,131	1,212%
Year Ended December 31, 2004	$17.04	0.22	3.71		3.93	(0.13)	—	(0.13)	$20.84	23.06%		1.92%	1.92%	1.15%	$7,727	1,252%
Year Ended December 31, 2003	$17.13	0.45	(0.39)		0.06	(0.15)	—	(0.15)	$17.04	0.39%		3.22%	1.95%	2.78%	$4,752	3,034%
Year Ended December 31, 2002	$37.59	(0.11)	(20.35)		(20.46)	—	—	—	$17.13	(54.43)%		2.58%	1.94%	(0.63)%	$5,438	3,606%
Year Ended December 31, 2001	$51.05	0.02	(13.48)		(13.46)	—	—	—	$37.59	(26.37)%		3.71%	1.95%	0.05%	$3,457	2,713%
Utilities UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$22.21	0.28	2.44		2.72	(0.30)	(0.70)	(1.00)	$23.93	12.21	%(e)	1.47%	1.47%	2.38%	$52,948	139	%(e)
January 1, 2006 through July 31, 2006	$19.86	0.21	2.14		2.35	—	—	—	$22.21	11.83	%(e)	1.61%	1.61%	1.74%	$81,230	261	%(e)
Year Ended December 31, 2005	$16.85	0.35	2.66		3.01	—	—	—	$19.86	17.86%		1.48%	1.48%	1.81%	$31,795	615%
Year Ended December 31, 2004	$12.87	0.19	3.91		4.10	(0.12)	—	(0.12)	$16.85	31.85%		1.89%	1.89%	1.30%	$14,316	1,001%
Year Ended December 31, 2003	$9.97	0.12	2.84		2.96	(0.06)	—	(0.06)	$12.87	29.69%		2.17%	1.95%	1.09%	$12,526	2,402%
Year Ended December 31, 2002	$16.07	0.24	(6.19)		(5.95)	(0.15)	—	(0.15)	$9.97	(37.00)%		2.40%	1.93%	1.89%	$6,134	2,370%
Year Ended December 31, 2001	$28.10	0.41	(12.39)		(11.98)	(0.05)	—	(0.05)	$16.07	(42.65)%		5.52%	1.95%	1.87%	$5,016	3,101%
Short Oil & Gas ProFund
Six Months Ended January 31, 2007 (unaudited)	$24.38	0.47	(0.57	)(f)	(0.10)	(1.52)	—	(1.52)	$22.76	(0.25	)%(e)	1.61%	1.61%	3.72%	$6,232	—	(e)
January 1, 2006 through July 31, 2006	$28.70	0.55	(4.87)		(4.32)	—	—	—	$24.38	(15.05	)%(e)	1.38%	1.38%	3.57%	$26,214	—	(e)
September 12, 2005 through December 31, 2005(j)	$30.00	0.19	0.63	(f)	0.82	(0.35)	(1.77)	(2.12)	$28.70	2.71	%(e)	1.92%	1.92%	2.00%	$6,458	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(e)	Not annualized for periods less than one year.
(f)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(g)	Amount is less than $0.005.
(h)	Amount is less than 0.005%.
(i)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(j)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From				Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets			Supplemental Data
Investor Class		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Precious Metals ProFund
Six Months Ended January 31, 2007 (unaudited)	$28.10	0.57	0.03	(d)	0.60	(0.37)	—	—	(0.37)	$28.33	2.22	%(e)	1.49%	1.49%	3.90%	$12,067	—	(e)
Janurary 9, 2006 through July 31, 2006(f)	$30.00	0.52	(2.42)		(1.90)	—	—	—	—	$28.10	(6.33	)%(e)	1.81%	1.81%	3.23%	$25,326	—	(e)
Short Real Estate ProFund
Six Months Ended January 31, 2007 (unaudited)	$26.37	0.47	(5.02)		(4.55)	(0.90)	—	—	(0.90)	$20.92	(17.50	)%(e)	1.45%	1.45%	3.86%	$75,369	—	(e)
January 1, 2006 through July 31, 2006	$30.02	0.56	(4.21)		(3.65)	—	—	—	—	$26.37	(12.16	)%(e)	1.39%	1.39%	3.48%	$98,834	—	(e)
September 12, 2005 through December 31, 2005(f)	$30.00	0.23	(0.06)		0.17	(0.15)	—	—	(0.15)	$30.02	0.55	%(e)	1.63%	1.63%	2.37%	$56,929	—	(e)
U.S. Government Plus ProFund
Six Months Ended January 31, 2007 (unaudited)	$29.45	0.58	0.80		1.38	(0.57)	—	—	(0.57)	$30.26	4.66	%(e)	1.19%	1.19%	3.70%	$20,921	499	%(e)
January 1, 2006 through July 31, 2006	$33.56	0.65	(4.12)		(3.47)	(0.64)	—	—	(0.64)	$29.45	(10.35	)%(e)	1.21%	1.19%	3.69%	$60,862	924	%(e)
Year Ended December 31, 2005	$31.63	0.93	1.94		2.87	(0.94)	—	—	(0.94)	$33.56	9.12%		1.23%	1.23%	2.79%	$60,810	3,724%
Year Ended December 31, 2004	$31.33	0.86	1.82		2.68	(0.92)	(1.46)	—	(2.38)	$31.63	8.78%		1.20%	1.20%	2.72%	$24,088	4,947%
Year Ended December 31, 2003	$33.73	0.21	(1.24)		(1.03)	(0.18)	—	(1.19)	(1.37)	$31.33	(3.13)%		1.57%	1.57%	0.63%	$6,610	3,932%
May 1, 2002 through December 31, 2002(f)	$30.00	0.09	5.00		5.09	(0.90)	(0.46)	—	(1.36)	$33.73	17.15	%(e)	2.12%	1.69%	0.40%	$8,891	836	%(e)
Rising Rates Opportunity 10 ProFund
Six Months Ended January 31, 2007 (unaudited)	$31.58	0.58	(0.53)		0.05	(0.23)	—	—	(0.23)	$31.40	0.16	%(e)	1.50%	1.50%	3.73%	$12,622	—	(e)
January 1, 2006 through July 31, 2006	$29.73	0.57	1.28		1.85	—	—	—	—	$31.58	6.22	%(e)	1.46%	1.46%	3.18%	$11,975	—	(e)
January 10, 2005 through December 31, 2005(f)	$30.00	0.43	(0.38	)(d)	0.05	(0.32)	—	—	(0.32)	$29.73	0.16	%(e)	1.74%	1.74%	1.49%	$12,314	—	(e)
Rising Rates Opportunity ProFund
Six Months Ended January 31, 2007 (unaudited)	$21.92	0.40	(0.79)		(0.39)	(1.36)	—	—	(1.36)	$20.17	(1.62	)%(e)	1.43%	1.43%	3.84%	$204,205	—	(e)
January 1, 2006 through July 31, 2006	$19.12	0.40	2.40		2.80	—	—	—	—	$21.92	14.64	%(e)	1.43%	1.43%	3.26%	$353,592	—	(e)
Year Ended December 31, 2005	$21.09	0.32	(1.91)		(1.59)	(0.38)	—	—	(0.38)	$19.12	(7.53)%		1.43%	1.43%	1.64%	$369,835	—
Year Ended December 31, 2004	$23.65	(0.02)	(2.54)		(2.56)	—	—	—	—	$21.09	(10.82)%		1.42%	1.42%	(0.09)%	$623,000	—
Year Ended December 31, 2003	$24.56	(0.15)	(0.76)		(0.91)	—	—	—	—	$23.65	(3.71)%		1.57%	1.57%	(0.61)%	$240,555	—
May 1, 2002 through December 31, 2002(f)	$30.00	(0.09)	(5.35)		(5.44)	—	—	—	—	$24.56	(18.13	)%(e)	1.94%	1.94%	(0.54)%	$9,220	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets			Supplemental Data
Investor Class		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Rising U.S. Dollar ProFund
Six Months Ended January 31, 2007 (unaudited)	$31.47	0.60	(0.01	)(d)	0.59	(1.15)	—	(1.15)	$30.91	1.91	%(e)	1.44%	1.44%	3.79%	$9,700	—	(e)
January 1, 2006 through July 31, 2006	$32.74	0.57	(1.84)		(1.27)	—	—	—	$31.47	(3.85	)%(e)	1.68%	1.68%	3.07%	$25,034	—	(e)
February 17, 2005 through December 31, 2005(f)	$30.00	0.57	2.62		3.19	(0.25)	(0.20)	(0.45)	$32.74	10.60	%(e)	1.44%	1.37%	2.05%	$59,147	—	(e)
Falling U.S. Dollar ProFund
Six Months Ended January 31, 2007 (unaudited)	$29.18	0.57	(0.09)		0.48	(0.99)	—	(0.99)	$28.67	1.60	%(e)	1.37%	1.37%	3.87%	$52,704	—	(e)
January 1, 2006 through July 31, 2006	$27.21	0.55	1.42		1.97	—	—	—	$29.18	7.24	%(e)	1.50%	1.50%	3.29%	$84,232	—	(e)
February 17, 2005 through December 31, 2005(f)	$30.00	0.39	(2.83)		(2.44)	(0.35)	—	(0.35)	$27.21	(8.14	)%(e)	2.13%	1.88%	1.59%	$16,645	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Bull ProFund
Six Months Ended January 31, 2007 (unaudited)	$53.40	(0.08	)(d)	6.78		6.70	—	—	—	$60.10	12.55	%(e)	2.42%	2.42%	(0.32)%	$14,344	119	%(e)
January 1, 2006 through July 31, 2006	$52.53	(0.16)		1.03		0.87	—	—	—	$53.40	1.66	%(e)	2.47%	2.47%	(0.53)%	$7,141	252	%(e)
Year Ended December 31, 2005	$51.54	(0.22)		1.21	(d)	0.99	—	—	—	$52.53	1.92%		2.45%	2.45%	(0.46)%	$22,680	358%
Year Ended December 31, 2004	$47.85	(0.23)		4.02		3.79	(0.10)	—	(0.10)	$51.54	7.92%		2.40%	2.40%	(0.48)%	$49,198	463%
Year Ended December 31, 2003	$38.31	(0.43)		9.97		9.54	—	—	—	$47.85	24.90%		2.72%	2.71%	(1.03)%	$13,603	490%
Year Ended December 31, 2002	$51.62	(0.59)		(12.72)		(13.31)	—	—	—	$38.31	(25.78)%		2.94%	2.94%	(1.36)%	$9,154	1,676%
Year Ended December 31, 2001	$61.52	(0.58)		(9.32)		(9.90)	—	—	—	$51.62	(16.09)%		3.08%	2.95%	(1.06)%	$42,861	3,058%
Mid-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$39.54	(0.20	)(d)	4.59		4.39	—	—	—	$43.93	11.10	%(e)	2.75%	2.75%	(0.96)%	$1,283	494	%(e)
January 1, 2006 through July 31, 2006	$39.77	(0.10)		(0.13	)(d)	(0.23)	—	—	—	$39.54	(0.60	)%(e)	2.54%	2.45%	(0.44)%	$2,546	349	%(e)
Year Ended December 31, 2005	$36.56	(0.26)		3.75	(d)	3.49	—	(0.28)	(0.28)	$39.77	9.56%		2.47%	2.47%	(0.69)%	$9,582	500%
Year Ended December 31, 2004	$32.33	(0.45)		4.78		4.33	—	(0.10)	(0.10)	$36.56	13.45%		2.55%	2.55%	(1.34)%	$2,764	199%
Year Ended December 31, 2003	$24.54	(0.42)		8.21		7.79	—	—	—	$32.33	31.74%		2.70%	2.69%	(1.53)%	$5,528	253%
Year Ended December 31, 2002	$30.57	(0.48)		(5.55)		(6.03)	—	—	—	$24.54	(19.73)%		3.97%	2.95%	(1.78)%	$814	3,727%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.17)		0.87		0.70	—	(0.13)	(0.13)	$30.57	2.35	%(e)	8.33%	2.79%	(1.79)%	$1,095	1,907	%(e)
Small-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$38.60	0.01		4.82		4.83	—	(0.32)	(0.32)	$43.11	12.51	%(e)	2.69%	2.69%	0.02%	$2,141	129	%(e)
January 1, 2006 through July 31, 2006	$37.25	(0.07)		1.42		1.35	—	—	—	$38.60	3.62	%(e)	2.38%	2.38%	(0.31)%	$5,310	63	%(e)
Year Ended December 31, 2005	$36.68	(0.13)		0.70	(d)	0.57	—	—	—	$37.25	1.55%		2.37%	2.37%	(0.40)%	$19,581	475%
Year Ended December 31, 2004	$31.88	(0.40)		5.46		5.06	—	(0.26)	(0.26)	$36.68	15.87%		2.40%	2.40%	(1.18)%	$53,235	385%
Year Ended December 31, 2003	$23.50	(0.40)		9.98		9.58	—	(1.20)	(1.20)	$31.88	40.71%		2.62%	2.62%	(1.42)%	$109,792	254%
Year Ended December 31, 2002	$30.95	(0.42)		(7.03)		(7.45)	—	—	—	$23.50	(24.07)%		2.99%	2.95%	(1.55)%	$10,642	865%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.08)		1.04		0.96	—	(0.01)	(0.01)	$30.95	3.22	%(e)	2.76%	2.76%	(0.89)%	$15,392	95	%(e)
OTC ProFund(g)
Six Months Ended January 31, 2007 (unaudited)	$54.01	(0.52)		10.02		9.50	—	(0.79)	(0.79)	$62.72	17.60	%(e)	2.46%	2.46%	(1.67)%	$2,656	435	%(e)
January 1, 2006 through July 31, 2006	$59.58	(0.65)		(4.92)		(5.57)	—	—	—	$54.01	(9.35	)%(e)	2.44%	2.44%	(1.83)%	$1,490	364	%(e)
Year Ended December 31, 2005	$59.89	(1.04)		0.73	(d)	(0.31)	—	—	—	$59.58	(0.52)%		2.40%	2.40%	(1.76)%	$12,384	671%
Year Ended December 31, 2004	$55.13	(0.60)		5.36		4.76	—	—	—	$59.89	8.63%		2.37%	2.37%	(1.08)%	$50,708	1,147%
Year Ended December 31, 2003	$39.11	(1.09)		18.99		17.90	—	(1.88)	(1.88)	$55.13	45.75%		2.59%	2.59%	(2.30)%	$7,324	868%
Year Ended December 31, 2002	$64.33	(1.13)		(24.09)		(25.22)	—	—	—	$39.11	(39.20)%		2.94%	2.94%	(2.73)%	$22,478	620%
Year Ended December 31, 2001	$94.80	(2.08)		(28.39)		(30.47)	—	—	—	$64.33	(32.14)%		3.45%	2.95%	(2.25)%	$990	5,388%
Large-Cap Value ProFund
Six Months Ended January 31, 2007 (unaudited)	$47.07	0.02		6.03		6.05	—	—	—	$53.12	12.85	%(e)	2.42%	2.42%	0.04%	$17,544	135	%(e)
January 1, 2006 through July 31, 2006	$44.46	(0.07)		2.68		2.61	—	—	—	$47.07	5.85	%(e)	2.47%	2.47%	(0.28)%	$13,777	270	%(e)
Year Ended December 31, 2005	$43.35	(0.15)		1.26		1.11	—	—	—	$44.46	2.58%		2.57%	2.57%	(0.35)%	$3,977	644%
Year Ended December 31, 2004	$38.83	(0.21)		4.77		4.56	(0.04)	—	(0.04)	$43.35	11.75%		2.57%	2.57%	(0.52)%	$16,296	715%
Year Ended December 31, 2003	$30.81	(0.24)		8.26		8.02	—	—	—	$38.83	26.03%		2.98%	2.86%	(0.73)%	$1,909	1,359%
October 1, 2002 through December 31, 2002(f)	$30.00	(0.03)		1.14		1.11	—	(0.30)	(0.30)	$30.81	3.72	%(e)	2.63%	2.63%	(0.36)%	$2,780	396	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities					Distributions to Shareholders From		Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets			Supplemental Data
Service Class		Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Realized Gains on Investments	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Large-Cap Growth ProFund
Six Months Ended January 31, 2007 (unaudited)	$36.17	(0.22)		4.40		4.18	(1.48)	(1.48)	$38.87	11.59	%(d)	2.63%	2.63%	(1.14)%	$3,850	483	%(d)
January 1, 2006 through July 31, 2006	$37.14	(0.37)		(0.60)		(0.97)	—	—	$36.17	(2.61	)%(d)	2.97%	2.95%	(1.69)%	$2,271	342	%(d)
Year Ended December 31, 2005	$36.90	(0.38)		0.62	(e)	0.24	—	—	$37.14	0.65%		2.55%	2.55%	(1.04)%	$8,439	1,287%
Year Ended December 31, 2004	$36.05	(0.39)		1.24	(e)	0.85	—	—	$36.90	2.36%		2.78%	2.78%	(1.07)%	$15,659	1,288%
Year Ended December 31, 2003	$30.46	(0.49)		7.05		6.56	(0.97)	(0.97)	$36.05	21.54%		2.80%	2.80%	(1.50)%	$2,525	438%
October 1, 2002 through December 31, 2002(f)	$30.00	(0.09)		0.56		0.47	(0.01)	(0.01)	$30.46	1.55	%(d)	2.62%	2.62%	(1.12)%	$1,800	180	%(d)
Mid-Cap Value ProFund
Six Months Ended January 31, 2007 (unaudited)	$40.49	(0.17	)(e)	4.90		4.73	(0.32)	(0.32)	$44.90	11.69	%(d)	2.53%	2.53%	(0.79)%	$9,921	127	%(d)
January 1, 2006 through July 31, 2006	$39.33	(0.16	)(e)	1.32		1.16	—	—	$40.49	2.95	%(d)	2.52%	2.52%	(0.68)%	$9,112	247	%(d)
Year Ended December 31, 2005	$37.72	(0.31)		3.55		3.24	(1.63)	(1.63)	$39.33	8.56%		2.50%	2.50%	(0.81)%	$5,021	520%
Year Ended December 31, 2004	$32.70	(0.29)		5.31		5.02	—	—	$37.72	15.35%		2.40%	2.40%	(0.83)%	$34,003	631%
Year Ended December 31, 2003	$24.49	(0.27)		8.48		8.21	—	—	$32.70	33.52%		2.80%	2.80%	(0.95)%	$11,151	600%
Year Ended December 31, 2002	$28.73	(0.42)		(3.82)		(4.24)	—	—	$24.49	(14.76)%		3.04%	2.95%	(1.45)%	$6,316	1,899%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.07)		(0.29)		(0.36)	(0.91)	(0.91)	$28.73	(1.14	)%(d)	3.43%	2.77%	(0.72)%	$6,178	1,400	%(d)
Mid-Cap Growth ProFund
Six Months Ended January 31, 2007 (unaudited)	$34.61	(0.37)		4.06		3.69	(0.02)	(0.02)	$38.28	10.66	%(d)	2.65%	2.65%	(1.96)%	$4,934	269	%(d)
January 1, 2006 through July 31, 2006	$35.89	(0.43)		(0.85	)(e)	(1.28)	—	—	$34.61	(3.57	)%(d)	2.53%	2.53%	(1.97)%	$4,512	384	%(d)
Year Ended December 31, 2005	$32.54	(0.58)		3.93		3.35	—	—	$35.89	10.29%		2.59%	2.59%	(1.71)%	$14,950	918%
Year Ended December 31, 2004	$29.58	(0.62)		3.58		2.96	—	—	$32.54	10.01%		2.78%	2.78%	(2.03)%	$9,254	1,293%
Year Ended December 31, 2003	$23.59	(0.61)		6.60		5.99	—	—	$29.58	25.39%		3.12%	2.95%	(2.28)%	$991	2,235%
Year Ended December 31, 2002	$30.82	(0.63)		(6.60)		(7.23)	—	—	$23.59	(23.46)%		3.56%	2.94%	(2.43)%	$2,164	3,616%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.25)		1.26		1.01	(0.19)	(0.19)	$30.82	3.36	%(d)	2.94%	2.94%	(2.48)%	$3,460	1,062	%(d)
Small-Cap Value ProFund
Six Months Ended January 31, 2007 (unaudited)	$41.20	(0.33)		5.82		5.49	—	—	$46.69	13.33	%(d)	2.60%	2.60%	(1.45)%	$7,359	414	%(d)
January 1, 2006 through July 31, 2006	$39.57	(0.26)		1.89	(e)	1.63	—	—	$41.20	4.09	%(d)	2.59%	2.58%	(1.06)%	$7,470	443	%(d)
Year Ended December 31, 2005	$38.50	(0.54)		1.61	(e)	1.07	—	—	$39.57	2.81%		2.59%	2.59%	(1.41)%	$11,342	761%
Year Ended December 31, 2004	$32.38	(0.38)		6.65		6.27	(0.15)	(0.15)	$38.50	19.36%		2.46%	2.46%	(1.09)%	$32,029	525%
Year Ended December 31, 2003	$24.29	(0.45)		8.59		8.14	(0.05)	(0.05)	$32.38	33.52%		2.73%	2.73%	(1.59)%	$14,444	652%
Year Ended December 31, 2002	$30.11	(0.62)		(5.20)		(5.82)	—	—	$24.29	(19.33)%		2.97%	2.94%	(2.03)%	$10,979	1,650%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.14)		0.42		0.28	(0.17)	(0.17)	$30.11	0.95	%(d)	2.90%	2.85%	(1.41)%	$36,458	962	%(d)
Small-Cap Growth ProFund
Six Months Ended January 31, 2007 (unaudited)	$37.65	(0.45)		4.00		3.55	—	—	$41.20	9.43	%(d)	2.68%	2.68%	(2.21)%	$2,958	457	%(d)
January 1, 2006 through July 31, 2006	$37.49	(0.53)		0.69		0.16	—	—	$37.65	0.43	%(d)	2.61%	2.61%	(2.24)%	$3,022	369	%(d)
Year Ended December 31, 2005	$35.24	(0.65)		2.90	(e)	2.25	—	—	$37.49	6.38%		2.55%	2.55%	(1.79)%	$9,510	628%
Year Ended December 31, 2004	$29.64	(0.66)		6.26		5.60	—	—	$35.24	18.89%		2.59%	2.59%	(2.00)%	$43,438	854%
Year Ended December 31, 2003	$22.27	(0.55)		7.97		7.42	(0.05)	(0.05)	$29.64	33.33%		2.80%	2.80%	(2.16)%	$8,423	1,184%
Year Ended December 31, 2002	$30.87	(0.66)		(5.66)		(6.32)	(2.28)	(2.28)	$22.27	(20.47)%		3.25%	2.95%	(2.45)%	$1,465	4,550%
September 4, 2001 through December 31, 2001(f)	$30.00	(0.26)		1.48		1.22	(0.35)	(0.35)	$30.87	4.10	%(d)	3.96%	2.95%	(2.65)%	$638	1,020	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets						Supplemental Data
Service Class		Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Europe 30 ProFund
Six Months Ended January 31, 2007 (unaudited)	$17.45	(0.02	)(d)	1.48	1.46	—	—	—	$18.91	8.37	%(e)	2.48%		2.48	%(f)	(0.25)%		$3,742	510	%(e)
January 1, 2006 through July 31, 2006	$16.32	0.15		0.98	1.13	—	—	—	$17.45	6.92	%(e)	2.44%		2.43%		1.49%		$2,190	533	%(e)
Year Ended December 31, 2005	$15.31	(0.09)		1.10 (d)	1.01	—	—	—	$16.32	6.60%		2.51%		2.51%		(0.62)%		$2,954	800%
Year Ended December 31, 2004	$13.46	(0.12)		1.97	1.85	— (g)	—	— (g)	$15.31	13.78%		2.54%		2.54%		(0.86)%		$12,995	742%
Year Ended December 31, 2003	$9.85	(0.05)		3.66	3.61	—	—	—	$13.46	36.65%		2.79%		2.78%		(0.48)%		$11,105	1,593%
Year Ended December 31, 2002	$12.25	0.12	(h)	(2.52)	(2.40)	—	—	—	$9.85	(19.59	)%(h)	2.14	%(h)	1.58	%(h)	1.15	%(h)	$2,667	2,892%
Year Ended December 31, 2001	$22.28	0.04		(10.07)	(10.03)	—	—	—	$12.25	(45.02)%		4.78%		3.36%		0.22%		$116	11,239%
UltraBull ProFund(i)
Six Months Ended January 31, 2007 (unaudited)	$54.03	—	(g)	13.09	13.09	—	—	—	$67.12	24.23	%(e)	2.43%		2.43%		(0.06)%		$20,823	111	%(e)
January 1, 2006 through July 31, 2006	$53.50	(0.07)		0.60	0.53	—	—	—	$54.03	1.01	%(e)	2.45%		2.45%		(0.27)%		$14,081	418	%(e)
Year Ended December 31, 2005	$52.55	(0.29)		1.24	0.95	—	—	—	$53.50	1.81%		2.44%		2.44%		(0.59)%		$25,129	648%
Year Ended December 31, 2004	$45.09	(0.15	)(j)	7.76	7.61	(0.15)	—	(0.15)	$52.55	16.84	%(j)	2.23	%(j)	2.23	%(j)	(0.35	)%(j)	$17,931	447%
Year Ended December 31, 2003	$29.40	(0.41)		16.10	15.69	—	—	—	$45.09	53.37%		2.70%		2.70%		(1.18)%		$13,068	723%
Year Ended December 31, 2002	$55.17	(0.58)		(25.19)	(25.77)	—	—	—	$29.40	(46.71)%		2.81%		2.81%		(1.40)%		$7,828	1,770%
Year Ended December 31, 2001	$82.15	(0.88)		(26.10)	(26.98)	—	—	—	$55.17	(32.84)%		2.87%		2.87%		(1.35)%		$7,629	1,377%
UltraMid-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$39.93	(0.09	)(d)	8.61	8.52	—	—	—	$48.45	21.34	%(e)	2.47%		2.47%		(0.42)%		$6,819	209	%(e)
January 1, 2006 through July 31, 2006	$41.26	(0.08)		(1.25)	(1.33)	—	—	—	$39.93	(3.20	)%(e)	2.47%		2.47%		(0.36)%		$4,886	219	%(e)
Year Ended December 31, 2005	$35.17	(0.31)		6.40	6.09	—	—	—	$41.26	17.29%		2.49%		2.49%		(0.84)%		$8,406	402%
Year Ended December 31, 2004	$27.65	(0.39)		7.91	7.52	—	—	—	$35.17	27.20%		2.49%		2.49%		(1.31)%		$11,245	395%
Year Ended December 31, 2003	$16.48	(0.37)		11.54	11.17	—	—	—	$27.65	67.78%		2.87%		2.86%		(1.75)%		$6,814	684%
Year Ended December 31, 2002	$26.85	(0.41)		(9.96)	(10.37)	—	—	—	$16.48	(38.62)%		3.06%		2.95%		(1.87)%		$7,279	2,174%
Year Ended December 31, 2001	$32.66	(0.44)		(5.37)	(5.81)	—	—	—	$26.85	(17.79)%		3.07%		2.95%		(1.49)%		$2,517	2,125%
UltraSmall-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$24.70	(0.05	)(d)	6.18	6.13	—	—	—	$30.83	24.82	%(e)	2.37%		2.37%		(0.36)%		$10,274	105	%(e)
January 1, 2006 through July 31, 2006	$24.05	(0.05)		0.70	0.65	—	—	—	$24.70	2.70	%(e)	2.39%		2.39%		(0.36)%		$9,110	27	%(e)
Year Ended December 31, 2005	$24.28	(0.09)		(0.14)	(0.23)	—	—	—	$24.05	(0.95)%		2.41%		2.41%		(0.40)%		$15,655	481%
Year Ended December 31, 2004	$18.57	(0.23)		5.94	5.71	—	—	—	$24.28	30.75%		2.38%		2.38%		(1.15)%		$30,658	339%
Year Ended December 31, 2003	$9.37	(0.21)		9.41	9.20	—	—	—	$18.57	98.19%		2.76%		2.76%		(1.49)%		$17,036	387%
Year Ended December 31, 2002	$16.96	(0.21)		(7.38)	(7.59)	—	—	—	$9.37	(44.75)%		2.87%		2.87%		(1.49)%		$2,526	2,196%
Year Ended December 31, 2001	$20.59	(0.17)		(3.46)	(3.63)	—	—	—	$16.96	(17.63)%		3.12%		2.92%		(0.97)%		$7,497	3,221%
UltraDow 30 ProFund
Six Months Ended January 31, 2007 (unaudited)	$32.52	0.11		7.96	8.07	—	(0.14)	(0.14)	$40.45	24.83	%(e)	2.46%		2.46%		0.55%		$7,039	155	%(e)
January 1, 2006 through July 31, 2006	$31.01	0.06		1.45	1.51	—	—	—	$32.52	4.90	%(e)	2.49%		2.49%		0.26%		$4,794	995	%(e)
Year Ended December 31, 2005	$32.37	0.01		(1.32)	(1.31)	(0.05)	—	(0.05)	$31.01	(4.08)%		2.51%		2.51%		0.03%		$6,498	458%
Year Ended December 31, 2004	$30.97	(0.16)		1.59 (d)	1.43	(0.03)	—	(0.03)	$32.37	4.62%		2.49%		2.49%		(0.55)%		$7,283	825%
Year Ended December 31, 2003	$20.68	(0.26)		10.57	10.31	—	(0.02)	(0.02)	$30.97	49.84%		2.88%		2.88%		(1.08)%		$9,959	1,798%
June 3, 2002 through December 31, 2002(k)	$30.00	(0.06)		(9.26)	(9.32)	— (g)	—	— (g)	$20.68	(31.06	)%(e)	3.42%		2.95%		(0.44)%		$11,696	844	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 2.46% for the six months ended January 31, 2007.

(g)	Amount is less than $0.005.
(h)

The net investment income (loss) per share, total returns and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets.

(i)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(j)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBull ProFund Service Class expense ratio was a reduction of .21%.

(k)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities			Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets						Supplemental Data
Service Class		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraOTC ProFund(d)
Six Months Ended January 31, 2007 (unaudited)	$18.24	(0.15)	6.54	6.39	—	—	—	$24.63	34.98	%(e)	2.36%		2.36%		(1.29)%		$21,313	106	%(e)
January 1, 2006 through July 31, 2006	$22.88	(0.20)	(4.44)	(4.64)	—	—	—	$18.24	(20.28	)%(e)	2.37%		2.37%		(1.51)%		$21,779	131	%(e)
Year Ended December 31, 2005	$23.83	(0.32)	(0.63)	(0.95)	—	—	—	$22.88	(3.99)%		2.38%		2.38%		(1.47)%		$33,407	157%
Year Ended December 31, 2004	$20.59	0.02 (f)	3.22	3.24	—	—	—	$23.83	15.74	%(f)	1.11	%(f)	1.11	%(f)	0.12	%(f)	$34,534	159%
Year Ended December 31, 2003	$10.28	(0.35)	10.66	10.31	—	—	—	$20.59	100.29%		2.56%		2.56%		(2.23)%		$30,497	231%
Year Ended December 31, 2002	$33.88	(0.39)	(23.21)	(23.60)	—	—	—	$10.28	(69.66)%		2.53%		2.53%		(2.25)%		$13,844	522%
Year Ended December 31, 2001	$110.90	(0.94)	(76.08)	(77.02)	—	—	—	$33.88	(69.45)%		2.80%		2.80%		(2.03)%		$32,712	622%
UltraInternational ProFund
Six Months Ended January 31, 2007 (unaudited)	$27.47	0.43	6.65	7.08	(0.25)	(0.22)	(0.47)	$34.08	25.79	%(e)	2.50%		2.50%		2.71%		$5,387	—	(e)
April 19, 2006 through July 31, 2006(g)	$30.00	0.18	(2.71)	(2.53)	—	—	—	$27.47	(8.43	)%(e)	3.34%		2.93%		2.33%		$1,149	—	(e)
UltraEmerging Markets ProFund
Six Months Ended January 31, 2007 (unaudited)	$24.02	0.44	9.84	10.28	(0.23)	—	(0.23)	$34.07	42.80	%(e)	2.37%		2.37%		2.92%		$7,062	—	(e)
April 19, 2006 through July 31, 2006(g)	$30.00	0.19	(6.17)	(5.98)	—	—	—	$24.02	(19.93	)%(e)	2.51%		2.51%		2.97%		$1,310	—	(e)
UltraJapan ProFund(d)
Six Months Ended January 31, 2007 (unaudited)	$55.85	0.71	14.13	14.84	(1.25)	(23.15)	(24.40)	$46.29	26.95	%(e)	2.54%		2.54%		2.24%		$11,272	—	(e)
January 1, 2006 through July 31, 2006	$62.06	0.27	(6.48)	(6.21)	—	—	—	$55.85	(10.01	)%(e)	2.54%		2.54%		0.67%		$6,939	—	(e)
Year Ended December 31, 2005	$32.88	(0.58)	29.76	29.18	—	—	—	$62.06	88.75%		2.55%		2.55%		(1.26)%		$31,412	—
Year Ended December 31, 2004	$30.27	(0.74)	3.35 (h)	2.61	—	—	—	$32.88	8.62%		2.63%		2.63%		(2.22)%		$1,478	—
Year Ended December 31, 2003	$20.69	(0.75)	10.33	9.58	—	—	—	$30.27	46.30%		2.95%		2.95%		(2.70)%		$932	—
Year Ended December 31, 2002	$34.70	(0.89)	(13.12)	(14.01)	—	—	—	$20.69	(40.37)%		3.22%		2.95%		(2.45)%		$143	—	(i)
Year Ended December 31, 2001	$66.35	(0.28)	(31.37)	(31.65)	—	—	—	$34.70	(47.70)%		3.29%		2.78%		(0.60)%		$140	1,299%
Bear ProFund
Six Months Ended January 31, 2007 (unaudited)	$28.82	0.40	(2.91)	(2.51)	—	—	—	$26.31	(8.71	)%(e)	2.48%		2.48%		2.80%		$1,419	—	(e)
January 1, 2006 through July 31, 2006	$28.87	0.38	(0.43)	(0.05)	—	—	—	$28.82	(0.17	)%(e)	2.57%		2.57%		2.20%		$12,469	—	(e)
Year Ended December 31, 2005	$29.48	0.20	(0.81)	(0.61)	—	—	—	$28.87	(2.07)%		2.56%		2.56%		0.60%		$3,400	—
Year Ended December 31, 2004	$33.02	(0.41)	(3.13)	(3.54)	—	—	—	$29.48	(10.72)%		2.50%		2.50%		(1.25)%		$1,266	—
Year Ended December 31, 2003	$44.15	(0.67)	(10.46)	(11.13)	—	—	—	$33.02	(25.21)%		2.73%		2.72%		(1.67)%		$4,613	—
Year Ended December 31, 2002	$36.92	(0.59)	7.82	7.23	—	—	—	$44.15	19.58%		2.91%		2.91%		(1.44)%		$5,510	—	(i)
Year Ended December 31, 2001	$32.62	(0.12)	4.42	4.30	—	—	—	$36.92	13.18%		3.03%		2.95%		(0.32)%		$2,756	1,299%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(e)	Not annualized for periods less than one year.
(f)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraOTC ProFund Service Class expense ratio was a reduction of 1.26%.

(g)	Commencement of operations
(h)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(i)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term instruments versus long-term instruments.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From							Ratios to Average Net Assets						Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Return of Capital		Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)		Net Expenses(b)		Net Investment Income (Loss)(b)		Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Small-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$18.50	0.25		(2.26)		(2.01)	—	—		—	$16.49	(10.86	)%(d)	2.48%		2.48%		2.82%		$4,231	—	(d)
January 1, 2006 through July 31, 2006	$19.10	0.25		(0.85)		(0.60)	—	—		—	$18.50	(3.14	)%(d)	2.52%		2.52%		2.37%		$2,084	—	(d)
Year Ended December 31, 2005	$19.78	0.12		(0.80)		(0.68)	—	—		—	$19.10	(3.44)%		2.51%		2.51%		0.54%		$287	—
Year Ended December 31, 2004	$24.02	(0.31)		(3.93)		(4.24)	—	—		—	$19.78	(17.65)%		2.51%		2.51%		(1.36)%		$533	—
Year Ended December 31, 2003	$37.06	(0.54)		(12.50)		(13.04)	—	—		—	$24.02	(35.19)%		2.77%		2.76%		(1.68)%		$7,761	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.23)		7.29		7.06	—	—		—	$37.06	23.53	%(d)	2.51%		2.51%		(0.92)%		$3,628	—	(d)
Short OTC ProFund
Six Months Ended January 31, 2007 (unaudited)	$20.35	0.29		(3.03)		(2.74)	(0.86)	—		(0.86)	$16.75	(13.51	)%(d)	2.49%		2.49%		2.95%		$2,689	—	(d)
January 1, 2006 through July 31, 2006	$18.27	0.27		1.81		2.08	—	—		—	$20.35	11.38	%(d)	2.50%		2.50%		2.34%		$9,666	—	(d)
Year Ended December 31, 2005	$18.22	0.11		(0.06)		0.05	—	—		—	$18.27	0.27%		2.52%		2.52%		0.54%		$4,006	—
Year Ended December 31, 2004	$20.79	(0.26)		(2.31)		(2.57)	—	—		—	$18.22	(12.36)%		2.51%		2.51%		(1.22)%		$1,106	—
Year Ended December 31, 2003	$33.52	(0.50)		(12.23)		(12.73)	—	—		—	$20.79	(37.98)%		2.88%		2.87%		(1.79)%		$2,125	—
May 1, 2002 through December 31, 2002(e)	$30.00	(0.29)		3.81		3.52	—	—		—	$33.52	11.73	%(d)	2.97%		2.79%		(1.23)%		$3,305	—	(d)
UltraBear ProFund
Six Months Ended January 31, 2007 (unaudited)	$17.21	0.23		(3.32)		(3.09)	(0.53)	—		(0.53)	$13.59	(17.97	)%(d)	2.38%		2.38%		2.96%		$12,437	—	(d)
January 1, 2006 through July 31, 2006	$17.61	0.22		(0.62)		(0.40)	—	—		—	$17.21	(2.27	)%(d)	2.40%		2.40%		2.27%		$13,984	—	(d)
Year Ended December 31, 2005	$18.76	0.15		(1.16)		(1.01)	(0.14)	—	(f)	(0.14)	$17.61	(5.36)%		2.41%		2.41%		0.77%		$6,735	—
Year Ended December 31, 2004	$23.53	(0.21	)(g)	(4.56)		(4.77)	—	—		—	$18.76	(20.27	)%(g)	2.20	%(g)	2.20	%(g)	(0.96	)%(g)	$6,899	—
Year Ended December 31, 2003	$42.26	(0.58)		(18.15)		(18.73)	—	—		—	$23.53	(44.32)%		2.65%		2.64%		(1.78)%		$6,941	—
Year Ended December 31, 2002	$30.84	(0.56)		11.98		11.42	—	—		—	$42.26	37.03%		2.68%		2.68%		(1.40)%		$9,934	—	(h)
Year Ended December 31, 2001	$25.46	0.07		5.37		5.44	(0.06)	—		(0.06)	$30.84	21.39%		2.80%		2.80%		0.25%		$4,708	1,299%
UltraShort Mid-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$17.02	0.23		(3.32)		(3.09)	(0.50)	—		(0.50)	$13.43	(18.27	)%(d)	2.51%		2.51%		2.80%		$909	—	(d)
January 1, 2006 through July 31, 2006	$17.12	0.21		(0.31	)(i)	(0.10)	—	—		—	$17.02	(0.58	)%(d)	2.59%		2.58%		2.24%		$2,452	—	(d)
Year Ended December 31, 2005	$21.71	0.13		(4.52)		(4.39)	(0.20)	—		(0.20)	$17.12	(20.21)%		2.74%		2.68%		0.62%		$1,632	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.39)		(7.90)		(8.29)	—	—		—	$21.71	(27.63	)%(d)	2.82%		2.82%		(1.49)%		$463	—	(d)
UltraShort Small-Cap ProFund
Six Months Ended January 31, 2007 (unaudited)	$17.72	0.23		(4.21)		(3.98)	(0.62)	—		(0.62)	$13.12	(22.49	)%(d)	2.38%		2.38%		2.98%		$11,163	—	(d)
January 1, 2006 through July 31, 2006	$19.38	0.24		(1.90)		(1.66)	—	—		—	$17.72	(8.57	)%(d)	2.43%		2.43%		2.41%		$28,507	—	(d)
Year Ended December 31, 2005	$21.59	0.18		(2.39)		(2.21)	—	—		—	$19.38	(10.24)%		2.43%		2.43%		0.83%		$3,275	—
January 30, 2004 through December 31, 2004(e)	$30.00	(0.31)		(8.10)		(8.41)	—	—		—	$21.59	(28.03	)%(d)	2.35%		2.35%		(1.06)%		$1,187	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)	Amount is less than $0.005.
(g)

The per share and ratios shown do not correlate to the ratios of the Investor Class due to the timing of class-specific expenses incurred in relation to fluctuating net assets and reduction in service fees in 2004. The impact to the UltraBear ProFund Service Class expense ratio was a reduction of 0.23%.

(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(i)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities			Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets			Supplemental Data
Service Class		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
UltraShort Dow 30 ProFund
Six Months Ended January 31, 2007 (unaudited)	$22.94	0.28	(4.62)	(4.34)	(0.64)	—	(0.64)	$17.96	(18.98	)%(d)	2.58%	2.58%	2.71%	$3,416	.—	(d)
January 1, 2006 through July 31, 2006	$24.88	0.30	(2.24)	(1.94)	—	—	—	$22.94	(7.76	)%(d)	2.52%	2.52%	2.17%	$802	—	(d)
Year Ended December 31, 2005	$25.09	0.18	(0.24)	(0.06)	(0.15)	—	(0.15)	$24.88	(0.29)%		2.65%	2.65%	0.68%	$1,112	—
November 22, 2004 through December 31, 2004(e)	$30.00	(0.17)	(4.74)	(4.91)	—	—	—	$25.09	(16.37	)%(d)	3.26%	2.95%	(1.30)%	$546	—	(d)
UltraShort OTC ProFund
Six Months Ended January 31, 2007 (unaudited)	$19.17	0.23	(5.37)	(5.14)	(0.39)	—	(0.39)	$13.64	(26.91	)%(d)	2.36%	2.36%	3.07%	$9,230	—	(d)
January 1, 2006 through July 31, 2006	$15.91	0.20	3.06	3.26	—	—	—	$19.17	20.49	%(d)	2.38%	2.38%	2.25%	$10,108	—	(d)
Year Ended December 31, 2005	$16.43	0.12	(0.48)	(0.36)	(0.13)	(0.03)	(0.16)	$15.91	(2.19)%		2.39%	2.39%	0.75%	$6,847	—
Year Ended December 31, 2004	$21.92	(0.24)	(5.25)	(5.49)	—	—	—	$16.43	(25.05)%		2.39%	2.39%	(1.11)%	$4,280	—
Year Ended December 31, 2003	$59.49	(0.50)	(37.07)	(37.57)	—	—	—	$21.92	(63.15)%		2.65%	2.65%	(1.57)%	$9,590	—
Year Ended December 31, 2002	$41.04	(0.66)	20.09	19.43	(0.98)	—	(0.98)	$59.49	47.41%		2.76%	2.76%	(1.10)%	$5,290	—	(f)
Year Ended December 31, 2001	$47.50	0.33	(4.37)	(4.04)	(2.42)	—	(2.42)	$41.04	(8.21)%		2.92%	2.92%	0.66%	$3,675	1,257%
UltraShort International ProFund
Six Months Ended January 31, 2007 (unaudited)	$30.46	0.40	(6.74)	(6.34)	—	—	—	$24.12	(20.81	)%(d)	2.45%	2.45%	2.93%	$58	—	(d)
April 19, 2006 through July 31, 2006(e)	$30.00	0.27	0.19 (g)	0.46	—	—	—	$30.46	1.53	%(d)	2.50%	2.50%	2.96%	$47	—	(d)
UltraShort Emerging Markets ProFund
Six Months Ended January 31, 2007 (unaudited)	$31.74	0.42	(11.25)	(10.83)	(0.67)	—	(0.67)	$20.24	(34.14	)%(d)	2.47%	2.47%	3.09%	$984	—	(d)
April 19, 2006 through July 31, 2006(e)	$30.00	0.32	1.42 (g)	1.74	—	—	—	$31.74	5.80	%(d)	2.50%	2.50%	3.15%	$1,938	—	(d)
UltraShort Japan ProFund
Six Months Ended January 31, 2007 (unaudited)	$34.84	0.35	(8.18)	(7.83)	—	—	—	$27.01	(22.76	)%(d)	2.95%	2.95%	2.29%	$10	—	(d)
March 29, 2006 through July 31, 2006(e)	$30.00	0.21	4.63	4.84	—	—	—	$34.84	16.13	%(d)	3.60%	2.95%	1.83%	$336	—	(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinquishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)	Commencement of operations
(f)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that include the purchase of short-term versus long-term instruments.
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Banks UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$42.67	0.27		3.71	3.98	(0.06)	—	(0.06)	$46.59	9.32	%(d)	2.57%	2.57%	1.21%	$851	322	%(d)
January 1, 2006 through July 31, 2006	$39.16	0.22		3.29 (e)	3.51	—	—	—	$42.67	8.96	%(d)	3.10%	2.58%	0.95%	$1,834	879	%(d)
Year Ended December 31, 2005	$40.38	0.36		(1.52)	(1.16)	(0.06)	—	(0.06)	$39.16	(2.87)%		3.40%	2.68%	0.97%	$1,046	1,038%
Year Ended December 31, 2004	$35.12	(0.01)		5.68	5.67	(0.41)	—	(0.41)	$40.38	16.14%		2.95%	2.95%	0.01%	$2,203	819%
Year Ended December 31, 2003	$25.52	(0.14)		11.12	10.98	(0.01)	(1.37)	(1.38)	$35.12	45.04%		5.63%	2.95%	(0.41)%	$1,097	1,869%
Year Ended December 31, 2002	$28.76	(0.21)		(3.03)	(3.24)	—	—	—	$25.52	(11.27)%		5.94%	2.93%	(0.73)%	$39	2,674%
September 4, 2001 through December 31, 2001(f)	$30.00	0.18		(1.42)	(1.24)	—	—	—	$28.76	(4.13	)%(d)	4.05%	2.80%	2.06%	$24	350	%(d)
Basic Materials UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$38.84	0.18		8.93	9.11	(0.30)	—	(0.30)	$47.65	23.50	%(d)	2.59%	2.59%	0.80%	$2,997	350	%(d)
January 1, 2006 through July 31, 2006	$37.78	0.20		0.86 (e)	1.06	—	—	—	$38.84	2.81	%(d)	2.49%	2.49%	0.81%	$1,870	282	%(d)
Year Ended December 31, 2005	$37.52	(0.08)		0.34 (e)	0.26	—	—	—	$37.78	0.69%		2.68%	2.68%	(0.21)%	$1,222	677%
Year Ended December 31, 2004	$33.11	(0.39)		4.80 (e)	4.41	—	—	—	$37.52	13.32%		2.87%	2.87%	(1.18)%	$1,278	723%
Year Ended December 31, 2003	$22.63	(0.16)		10.64	10.48	—	—	—	$33.11	46.31%		3.24%	2.95%	(0.60)%	$8,210	1,521%
Year Ended December 31, 2002	$28.95	(0.40)		(5.92)	(6.32)	—	—	—	$22.63	(21.83)%		4.48%	2.95%	(1.45)%	$15	10,105%
September 4, 2001 through December 31, 2001(f)	$30.00	—	(g)	(1.05)	(1.05)	—	—	—	$28.95	(3.50	)%(d)	5.20%	2.95%	— (h)	$19	913	%(d)
Biotechnology UltraSector ProFund(i)
Six Months Ended January 31, 2007 (unaudited)	$49.21	(0.34)		3.23	2.89	—	—	—	$52.10	5.87	%(d)	2.57%	2.57%	(1.29)%	$1,687	175	%(d)
January 1, 2006 through July 31, 2006	$55.84	(0.43)		(6.20)	(6.63)	—	—	—	$49.21	(11.87	)%(d)	2.58%	2.58%	(1.40)%	$6,144	255	%(d)
Year Ended December 31, 2005	$44.32	(0.88)		12.40	11.52	—	—	—	$55.84	25.99%		2.58%	2.58%	(1.73)%	$7,006	724%
Year Ended December 31, 2004	$38.46	(1.02)		6.88	5.86	—	—	—	$44.32	15.24%		2.86%	2.86%	(2.47)%	$4,999	562%
Year Ended December 31, 2003	$24.01	(0.90)		15.35	14.45	—	—	—	$38.46	60.18%		2.93%	2.92%	(2.59)%	$1,484	2,288%
Year Ended December 31, 2002	$52.39	(0.74)		(27.64)	(28.38)	—	—	—	$24.01	(54.17)%		3.89%	2.92%	(2.42)%	$405	2,527%
Year Ended December 31, 2001	$82.70	(1.10)		(29.21)	(30.31)	—	—	—	$52.39	(36.65)%		3.59%	2.95%	(1.99)%	$1,238	1,266%
Consumer Goods UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$32.98	0.11		5.63	5.74	—	—	—	$38.72	17.40	%(d)	2.57%	2.57%	0.57%	$633	299	%(d)
January 1, 2006 through July 31, 2006	$32.66	0.08		0.24 (e)	0.32	—	—	—	$32.98	0.98	%(d)	3.68%	2.58%	0.39%	$837	662	%(d)
Year Ended December 31, 2005	$33.61	(0.11)		(0.84)	(0.95)	—	—	—	$32.66	(2.83)%		3.61%	2.68%	(0.32)%	$79	754%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.11)		3.84	3.73	(0.12)	—	(0.12)	$33.61	12.42	%(d)	3.48%	2.95%	(0.38)%	$283	1,505	%(d)
Consumer Services UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$28.26	(0.10	)(e)	8.17	8.07	—	(1.33)	(1.33)	$35.00	28.77	%(d)	2.57%	2.57%	(0.62)%	$944	401	%(d)
January 1, 2006 through July 31, 2006	$30.46	(0.13)		(2.07)	(2.20)	—	—	—	$28.26	(7.22	)%(d)	6.32%	2.58%	(0.71)%	$697	861	%(d)
Year Ended December 31, 2005	$33.62	(0.47)		(2.69)	(3.16)	—	—	—	$30.46	(9.40)%		7.20%	2.68%	(1.49)%	$42	1,642%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.52)		4.14	3.62	—	—	—	$33.62	12.07	%(d)	6.86%	2.95%	(1.83)%	$175	2,929	%(d)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations
(g)	Amount is less than $0.005.
(h)	Amount is less than 0.005%.
(i)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From			Net Asset Value, End of Period	Total Return		Ratio to Average Net Assets			Supplemental Data
Service Class		Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Financials UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$27.40	0.07		4.89	4.96	(0.12)	—	(0.12)	$32.24	18.15	%(d)	2.57%	2.57%	0.38%	$2,223	106	%(d)
January 1, 2006 through July 31, 2006	$25.97	0.09		1.34	1.43	—	—	—	$27.40	5.51	%(d)	2.53%	2.53%	0.53%	$1,021	91	%(d)
Year Ended December 31, 2005	$25.05	0.10		0.82	0.92	—	—	—	$25.97	3.67%		2.78%	2.68%	0.33%	$4,306	652%
Year Ended December 31, 2004	$22.04	(0.16)		3.19 (e)	3.03	(0.02)	—	(0.02)	$25.05	13.74%		2.90%	2.90%	(0.70)%	$1,617	914%
Year Ended December 31, 2003	$15.50	(0.14)		6.68	6.54	—	—	—	$22.04	42.19%		3.27%	2.95%	(0.75)%	$2,646	2,340%
Year Ended December 31, 2002	$20.82	(0.21)		(5.11)	(5.32)	—	—	—	$15.50	(25.55)%		3.40%	2.89%	(1.11)%	$205	2,267%
Year Ended December 31, 2001	$25.32	(0.08)		(4.42)	(4.50)	—	—	—	$20.82	(17.77)%		3.51%	2.95%	(0.37)%	$425	1,060%
Health Care UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$14.16	(0.02	)(e)	1.54	1.52	(0.01)	—	(0.01)	$15.67	10.71	%(d)	2.57%	2.57%	(0.30)%	$2,782	262	%(d)
January 1, 2006 through July 31, 2006	$14.50	(0.03)		(0.31)	(0.34)	—	—	—	$14.16	(2.34	)%(d)	2.75%	2.58%	(0.43)%	$3,326	201	%(d)
Year Ended December 31, 2005	$13.58	(0.12)		1.04	0.92	—	—	—	$14.50	6.77%		2.68%	2.68%	(0.85)%	$7,811	636%
Year Ended December 31, 2004	$13.44	(0.23)		0.37 (e)	0.14	—	—	—	$13.58	1.04%		2.97%	2.95%	(1.61)%	$1,457	1,198%
Year Ended December 31, 2003	$10.81	(0.21)		2.84	2.63	—	—	—	$13.44	24.33%		4.54%	2.95%	(1.77)%	$424	1,904%
Year Ended December 31, 2002	$16.93	(0.20)		(5.92)	(6.12)	—	—	—	$10.81	(36.15)%		4.83%	2.95%	(1.52)%	$105	1,884%
Year Ended December 31, 2001	$22.56	(0.18)		(5.45)	(5.63)	—	—	—	$16.93	(24.96)%		3.58%	2.95%	(1.02)%	$468	1,143%
Industrials UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$35.04	(0.05	)(e)	6.56	6.51	—	—	—	$41.55	18.58	%(d)	2.57%	2.57%	(0.30)%	$93	630	%(d)
January 1, 2006 through July 31, 2006	$35.74	(0.07)		(0.63)	(0.70)	—	—	—	$35.04	(1.96	)%(d)	3.44%	2.58%	(0.29)%	$695	665	%(d)
Year Ended December 31, 2005	$35.46	(0.27)		0.55 (e)	0.28	—	—	—	$35.74	0.79%		6.43%	2.68%	(0.81)%	$99	974%
January 30, 2004 through December 31, 2004(f)	$30.00	(0.41)		5.87 (e)	5.46	—	—	—	$35.46	18.20	%(d)	2.83%	2.83%	(1.43)%	$70	1,419	%(d)
Internet UltraSector ProFund(g)
Six Months Ended January 31, 2007 (unaudited)	$63.75	(0.48)		22.16	21.68	(0.26)	—	(0.26)	$85.17	34.03	%(d)	2.53%	2.53%	(1.23)%	$1,441	238	%(d)
January 1, 2006 through July 31, 2006	$82.26	0.55		(19.06)	(18.51)	—	—	—	$63.75	(22.50	)%(d)	2.51%	2.51%	1.06%	$1,192	215	%(d)
Year Ended December 31, 2005	$75.98	(1.23)		7.51 (e)	6.28	—	—	—	$82.26	8.27%		2.52%	2.52%	(1.70)%	$4,618	568%
Year Ended December 31, 2004	$58.72	(1.43)		18.69	17.26	—	—	—	$75.98	29.39%		2.54%	2.54%	(2.21)%	$21,363	614%
Year Ended December 31, 2003	$25.90	(1.21)		34.03	32.82	—	—	—	$58.72	126.72%		2.74%	2.73%	(2.50)%	$3,741	932%
Year Ended December 31, 2002	$62.37	(0.80)		(35.67)	(36.47)	—	—	—	$25.90	(58.47)%		3.04%	2.90%	(2.47)%	$765	1,867%
Year Ended December 31, 2001	$270.50	(1.53)		(206.60)	(208.13)	—	—	—	$62.37	(76.94)%		4.59%	2.95%	(2.24)%	$1,014	1,742%
Mobile Telecommunications UltraSector ProFund(h)
Six Months Ended January 31, 2007 (unaudited)	$17.61	(0.07)		0.10 (e)	0.03	—	—	—	$17.64	0.17	%(d)	2.63%	2.63%	(0.85)%	$1,405	455	%(d)
January 1, 2006 through July 31, 2006	$18.39	(0.09)		(0.69)	(0.78)	—	—	—	$17.61	(4.24	)%(d)	2.56%	2.56%	(0.81)%	$2,015	317	%(d)
Year Ended December 31, 2005	$17.14	(0.14)		1.72	1.58	—	(0.33)	(0.33)	$18.39	9.18%		2.50%	2.50%	(0.77)%	$2,935	520%
Year Ended December 31, 2004	$10.38	(0.26)		7.02	6.76	—	—	—	$17.14	65.13%		2.63%	2.63%	(1.79)%	$12,491	645%
Year Ended December 31, 2003	$6.37	(0.17)		4.18	4.01	—	—	—	$10.38	62.95%		3.15%	2.94%	(2.16)%	$566	2,818%
Year Ended December 31, 2002	$32.69	(0.11)		(26.21)	(26.32)	—	—	—	$6.37	(80.51)%		3.26%	2.90%	(1.34)%	$250	3,129%
Year Ended December 31, 2001	$56.80	(0.78)		(23.33)	(24.11)	—	—	—	$32.69	(42.45)%		4.34%	2.95%	(1.37)%	$101	2,512%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Not annualized for periods less than one year.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Commencement of operations
(g)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001. Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Net Asset Value, Beginning of Period	Investment Activities				Distributions to Shareholders From				Net Asset Value, End of Period	Total Return		Ratios to Average Net Assets			Supplemental Data
Service Class		Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions				Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Oil & Gas UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$38.34	— (d)	(0.27)		(0.27)	—	—	—	—	$38.07	(0.70	)%(e)	2.41%	2.41%	(0.03)%	$17,211	149	%(e)
January 1, 2006 through July 31, 2006	$31.01	(0.03)	7.36		7.33	—	—	—	—	$38.34	23.64	%(e)	2.42%	2.42%	(0.20)%	$19,980	230	%(e)
Year Ended December 31, 2005	$21.43	(0.15)	9.73		9.58	—	—	—	—	$31.01	44.70%		2.43%	2.43%	(0.55)%	$13,899	352%
Year Ended December 31, 2004	$15.13	(0.18)	6.93		6.75	—	(0.45)	—	(0.45)	$21.43	44.61%		2.64%	2.64%	(1.03)%	$10,932	634%
Year Ended December 31, 2003	$11.52	(0.14)	3.75		3.61	—	—	—	—	$15.13	31.34%		3.09%	2.94%	(1.12)%	$3,956	2,032%
Year Ended December 31, 2002	$15.65	(0.21)	(3.92)		(4.13)	—	—	—	—	$11.52	(26.39)%		3.26%	2.93%	(1.37)%	$263	2,399%
Year Ended December 31, 2001	$20.72	(0.09)	(4.98)		(5.07)	—	—	—	—	$15.65	(24.47)%		3.75%	2.95%	(0.47)%	$335	1,610%
Oil Equipment, Services & Distribution UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$29.61	(0.11)	(3.14)		(3.25)	—	—	—	—	$26.36	(10.98	)%(e)	2.69%	2.69%	(0.87)%	$1,893	824	%(e)
June 5, 2006 through July 31, 2006(f)	$30.00	(0.06)	(0.33	)(g)	(0.39)	—	—	—	—	$29.61	(1.30	)%(e)	3.85%	2.95%	(1.31)%	$959	160	%(e)
Pharmaceuticals UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$9.48	0.04	0.84		0.88	(0.08)	—	—	(0.08)	$10.28	9.26	%(e)	2.57%	2.57%	0.65%	$908	259	%(e)
January 1, 2006 through July 31, 2006	$8.64	0.03	0.81		0.84	—	—	—	—	$9.48	9.72	%(e)	2.61%	2.49%	0.58%	$4,720	339	%(e)
Year Ended December 31, 2005	$9.39	0.03	(0.78)		(0.75)	—	—	—	—	$8.64	(8.09)%		2.68%	2.68%	0.27%	$1,817	576%
Year Ended December 31, 2004	$11.28	(0.11)	(1.78)		(1.89)	—	—	—	—	$9.39	(16.67)%		2.90%	2.90%	(0.98)%	$675	607%
Year Ended December 31, 2003	$10.54	(0.16)	0.90		0.74	—	—	—	—	$11.28	7.02%		3.20%	2.95%	(1.50)%	$892	4,437%
Year Ended December 31, 2002	$16.29	(0.05)	(5.70)		(5.75)	—	—	—	—	$10.54	(35.30)%		3.38%	2.91%	(0.44)%	$221	2,548%
Year Ended December 31, 2001	$23.13	(0.07)	(6.77)		(6.84)	—	—	—	—	$16.29	(29.57)%		3.33%	2.95%	(0.40)%	$440	1,469%
Precious Metals UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$43.36	0.66	(4.49)		(3.83)	(1.74)	—	—	(1.74)	$37.79	(9.05	)%(e)	2.34%	2.34%	3.19%	$36,745	—	(e)
January 1, 2006 through July 31, 2006	$40.10	0.70	2.56		3.26	—	—	—	—	$43.36	8.13	%(e)	2.36%	2.36%	2.59%	$71,638	—	(e)
Year Ended December 31, 2005	$29.28	0.26	10.56		10.82	—	—	—	—	$40.10	36.95%		2.44%	2.44%	0.90%	$27,410	—
Year Ended December 31, 2004	$35.63	(0.31)	(6.04)		(6.35)	—	—	—	—	$29.28	(17.82)%		2.46%	2.46%	(1.08)%	$4,972	—
Year Ended December 31, 2003	$22.67	(0.43)	13.39		12.96	—	—	—	—	$35.63	57.17%		2.69%	2.68%	(1.67)%	$5,584	—
June 3, 2002 through December 31, 2002(f)	$30.00	(0.18)	(7.15)		(7.33)	—	—	—	—	$22.67	(24.43	)%(e)	3.25%	2.94%	(1.44)%	$1,790	—	(e)
Real Estate UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$47.41	0.03	16.96		16.99	(0.49)	—	—	(0.49)	$63.91	35.98	%(e)	2.55%	2.55%	0.10%	$8,529	194	%(e)
January 1, 2006 through July 31, 2006	$39.06	0.91	7.44		8.35	—	—	—	—	$47.41	21.38	%(e)	2.70%	2.58%	3.54%	$7,652	678	%(e)
Year Ended December 31, 2005	$37.28	(0.15)	2.69	(g)	2.54	(0.76)	—	—	(0.76)	$39.06	6.76%		2.73%	2.73%	(0.38)%	$2,029	1,411%
Year Ended December 31, 2004	$26.64	0.36	10.68	(g)	11.04	(0.24)	—	(0.16)	(0.40)	$37.28	41.60%		2.55%	2.55%	1.23%	$6,532	1,303%
Year Ended December 31, 2003	$19.09	0.40	8.35		8.75	(1.20)	—	—	(1.20)	$26.64	47.80%		2.84%	2.84%	1.82%	$8,557	2,478%
Year Ended December 31, 2002	$21.75	(0.03)	(1.44)		(1.47)	(0.88)	—	(0.31)	(1.19)	$19.09	(7.42)%		3.04%	2.93%	(0.11)%	$72	4,862%
Year Ended December 31, 2001	$21.73	0.42	1.25		1.67	(1.28)	—	(0.37)	(1.65)	$21.75	7.79%		2.99%	2.95%	1.81%	$788	2,461%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Commencement of operations
(g)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities					Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Semiconductor UltraSector ProFund(d)
Six Months Ended January 31, 2007 (unaudited)	$14.68	(0.06	)(e)	2.06		2.00	—	—	—	$16.68	13.62	%(f)	2.59%	2.59%	(0.72)%	$620	348	%(f)
January 1, 2006 through July 31, 2006	$19.66	(0.08)		(4.90)		(4.98)	—	—	—	$14.68	(25.37	)%(f)	2.58%	2.58%	(0.77)%	$1,526	504	%(f)
Year Ended December 31, 2005	$17.86	(0.25)		2.05	(e)	1.80	—	—	—	$19.66	10.13%		2.58%	2.58%	(1.30)%	$2,191	681%
Year Ended December 31, 2004	$27.65	(0.43)		(9.36)		(9.79)	—	—	—	$17.86	(35.41)%		2.65%	2.65%	(2.06)%	$3,705	468%
Year Ended December 31, 2003	$11.33	(0.52)		16.84		16.32	—	—	—	$27.65	144.04%		2.76%	2.76%	(2.38)%	$4,975	1,116%
Year Ended December 31, 2002	$38.28	(0.57)		(26.38)		(26.95)	—	—	—	$11.33	(70.40)%		3.34%	2.91%	(2.33)%	$418	1,926%
Year Ended December 31, 2001	$58.00	(0.87)		(18.85)		(19.72)	—	—	—	$38.28	(34.00)%		3.89%	2.95%	(2.01)%	$999	1,439%
Technology UltraSector ProFund(d)
Six Months Ended January 31, 2007 (unaudited)	$21.85	(0.12	)(e)	6.49		6.37	—	—	—	$28.22	29.15	%(f)	2.57%	2.57%	(0.87)%	$2,146	233	%(f)
January 1, 2006 through July 31, 2006	$25.64	(0.15)		(3.64)		(3.79)	—	—	—	$21.85	(14.78	)%(f)	2.66%	2.58%	(1.00)%	$523	170	%(f)
Year Ended December 31, 2005	$25.88	(0.36)		0.12	(e)	(0.24)	—	—	—	$25.64	(0.93)%		2.76%	2.68%	(1.45)%	$514	634%
Year Ended December 31, 2004	$26.85	(0.06)		(0.80)		(0.86)	(0.11)	—	(0.11)	$25.88	(3.21)%		2.91%	2.91%	(0.23)%	$3,449	743%
Year Ended December 31, 2003	$15.80	(0.51)		11.56		11.05	—	—	—	$26.85	69.94%		3.19%	2.95%	(2.35)%	$727	1,689%
Year Ended December 31, 2002	$36.93	(0.50)		(20.63)		(21.13)	—	—	—	$15.80	(57.22)%		2.97%	2.49%	(1.96)%	$160	1,491%
Year Ended December 31, 2001	$76.50	(0.86)		(38.71)		(39.57)	—	—	—	$36.93	(51.73)%		3.88%	2.95%	(1.87)%	$575	1,177%
Telecommunications UltraSector ProFund(g)
Six Months Ended January 31, 2007 (unaudited)	$21.43	0.16		5.64		5.80	(0.11)	—	(0.11)	$27.12	27.08	%(f)	2.53%	2.53%	1.19%	$3,061	282	%(f)
January 1, 2006 through July 31, 2006	$17.21	0.26		3.96		4.22	—	—	—	$21.43	24.52	%(f)	2.63%	2.58%	2.08%	$1,945	593	%(f)
Year Ended December 31, 2005	$20.07	0.20		(2.59)		(2.39)	(0.47)	—	(0.47)	$17.21	(11.94)%		3.68%	2.68%	0.99%	$287	1,212%
Year Ended December 31, 2004	$16.58	0.04		3.58		3.62	(0.13)	—	(0.13)	$20.07	21.83%		2.92%	2.92%	0.15%	$2,009	1,252%
Year Ended December 31, 2003	$16.75	0.30		(0.36)		(0.06)	(0.11)	—	(0.11)	$16.58	(0.33)%		4.22%	2.95%	1.78%	$1,469	3,034%
Year Ended December 31, 2002	$37.09	(0.26)		(20.08)		(20.34)	—	—	—	$16.75	(54.84)%		3.99%	2.93%	(1.41)%	$340	3,606%
Year Ended December 31, 2001	$50.80	2.06		(15.77)		(13.71)	—	—	—	$37.09	(26.99)%		4.71%	2.95%	4.13%	$165	2,713%
Utilities UltraSector ProFund
Six Months Ended January 31, 2007 (unaudited)	$21.18	0.17		2.31		2.48	(0.04)	(0.70)	(0.74)	$22.92	11.66	%(f)	2.47%	2.47%	1.38%	$7,225	139	%(f)
January 1, 2006 through July 31, 2006	$19.05	0.09		2.04		2.13	—	—	—	$21.18	11.12	%(f)	2.61%	2.61%	0.74%	$12,292	261	%(f)
Year Ended December 31, 2005	$16.34	0.16		2.55		2.71	—	—	—	$19.05	16.65%		2.48%	2.48%	0.81%	$8,894	615%
Year Ended December 31, 2004	$12.62	0.05		3.79		3.84	(0.12)	—	(0.12)	$16.34	30.42%		2.89%	2.89%	0.30%	$5,754	1,001%
Year Ended December 31, 2003	$9.83	0.01		2.78		2.79	—	—	—	$12.62	28.38%		3.17%	2.95%	0.09%	$2,353	2,402%
Year Ended December 31, 2002	$15.95	—	(h)	(5.99)		(5.99)	(0.13)	—	(0.13)	$9.83	(37.53)%		3.65%	2.95%	(0.03)%	$3,247	2,370%
Year Ended December 31, 2001	$28.02	0.10		(12.17)		(12.07)	—	—	—	$15.95	(43.08)%		6.52%	2.95%	0.44%	$664	3,101%
Short Oil & Gas ProFund
Six Months Ended January 31, 2007 (unaudited)	$24.25	0.34		(0.54	)(e)	(0.20)	(1.15)	—	(1.15)	$22.90	(0.73	)%(f)	2.61%	2.61%	2.72%	$1,616	—	(f)
January 1, 2006 through July 31, 2006	$28.71	0.39		(4.85)		(4.46)	—	—	—	$24.25	(15.53	)%(f)	2.38%	2.38%	2.57%	$5,632	—	(f)
September 12, 2005 through December 31, 2005(i)	$30.00	0.10		0.62	(e)	0.72	(0.24)	(1.77)	(2.01)	$28.71	2.39	%(f)	2.92%	2.92%	1.00%	$1,380	—	(f)

(a)	Per share net investment income (loss) has been calculated using the daily average shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)	Adjusted for 1:10 reverse stock split that occurred on April 27, 2001.
(e)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)	Not annualized for periods less than one year.
(g)	Adjusted for 1:5 reverse stock split that occurred on October 12, 2001.
(h)	Amount is less than $0.005.
(i)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From							Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Short Precious Metals ProFund
Six Months Ended January 31, 2007 (unaudited)	$27.93	0.42	0.06	(d)	0.48	—	—	—	—	$28.41	1.72	%(e)	2.49%	2.49%	2.90%	$5,536	—	(e)
January 9, 2006 through July 31, 2006(f)	$30.00	0.36	(2.43)		(2.07)	—	—	—	—	$27.93	(6.90	)%(e)	2.81%	2.81%	2.23%	$4,607	—	(e)
Short Real Estate ProFund
Six Months Ended January 31, 2007 (unaudited)	$26.23	0.35	(4.99)		(4.64)	(0.65)	—	—	(0.65)	$20.94	(17.86	)%(e)	2.45%	2.45%	2.86%	$7,332	—	(e)
January 1, 2006 through July 31, 2006	$30.03	0.40	(4.20)		(3.80)	—	—	—	—	$26.23	(12.65	)%(e)	2.39%	2.39%	2.48%	$7,493	—	(e)
September 12, 2005 through December 31, 2005(f)	$30.00	0.13	(0.05)		0.08	(0.05)	—	—	(0.05)	$30.03	0.26	%(e)	2.63%	2.63%	1.37%	$5,102	—	(e)
U.S. Government Plus ProFund
Six Months Ended January 31, 2007 (unaudited)	$29.34	0.42	0.80		1.22	(0.42)	—	—	(0.42)	$30.14	4.11	%(e)	2.19%	2.19%	2.70%	$3,797	499	%(e)
January 1, 2006 through July 31, 2006	$33.42	0.47	(4.09)		(3.62)	(0.46)	—	—	(0.46)	$29.34	(10.85	)%(e)	2.21%	2.19%	2.69%	$8,963	924	%(e)
Year Ended December 31, 2005	$31.52	0.60	1.93		2.53	(0.63)	—	—	(0.63)	$33.42	8.06%		2.23%	2.23%	1.79%	$18,580	3,724%
Year Ended December 31, 2004	$31.33	0.54	1.81		2.35	(0.70)	(1.46)	—	(2.16)	$31.52	7.67%		2.20%	2.20%	1.72%	$5,239	4,947%
Year Ended December 31, 2003	$33.76	(0.12)	(1.26)		(1.38)	(0.14)	—	(0.91)	(1.05)	$31.33	(4.17)%		2.57%	2.57%	(0.37)%	$1,430	3,932%
May 1, 2002 through December 31, 2002(f)	$30.00	(0.14)	4.99		4.85	(0.63)	(0.46)	—	(1.09)	$33.76	16.27	%(e)	2.92%	2.69%	(0.61)%	$9,215	836	%(e)
Rising Rates Opportunity 10 ProFund
Six Months Ended January 31, 2007 (unaudited)	$31.45	0.43	(0.54)		(0.11)	(0.12)	—	—	(0.12)	$31.22	(0.35	)%(e)	2.50%	2.50%	2.73%	$678	—	(e)
January 1, 2006 through July 31, 2006	$29.77	0.39	1.29		1.68	—	—	—	—	$31.45	5.64	%(e)	2.46%	2.46%	2.18%	$839	—	(e)
January 10, 2005 through December 31, 2005(f)	$30.00	0.14	(0.37	)(d)	(0.23)	—	—	—	—	$29.77	(0.77	)%(e)	2.74%	2.74%	0.49%	$1,205	—	(e)
Rising Rates Opportunity ProFund
Six Months Ended January 31, 2007 (unaudited)	$21.37	0.30	(0.78)		(0.48)	(1.13)	—	—	(1.13)	$19.76	(2.13	)%(e)	2.43%	2.43%	2.84%	$24,386	—	(e)
January 1, 2006 through July 31, 2006	$18.75	0.28	2.34		2.62	—	—	—	—	$21.37	13.97	%(e)	2.43%	2.43%	2.26%	$38,900	—	(e)
Year Ended December 31, 2005	$20.63	0.13	(1.87)		(1.74)	(0.14)	—	—	(0.14)	$18.75	(8.44)%		2.43%	2.43%	0.64%	$34,335	—
Year Ended December 31, 2004	$23.37	(0.24)	(2.50)		(2.74)	—	—	—	—	$20.63	(11.72)%		2.42%	2.42%	(1.09)%	$59,352	—
Year Ended December 31, 2003	$24.50	(0.39)	(0.74)		(1.13)	—	—	—	—	$23.37	(4.61)%		2.57%	2.57%	(1.61)%	$20,423	—
May 1, 2002 through December 31, 2002(f)	$30.00	(0.27)	(5.23)		(5.50)	—	—	—	—	$24.50	(18.33	)%(e)	2.94%	2.94%	(1.56)%	$1,956	—	(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights, continued

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distributions to Shareholders From						Ratios to Average Net Assets			Supplemental Data
Service Class	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments		Total from Investment Activities	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(b)	Net Expenses(b)	Net Investment Income (Loss)(b)	Net Assets, End of Period (000’s)	Portfolio Turnover Rate(c)
Rising U.S. Dollar ProFund
Six Months Ended January 31, 2007 (unaudited)	$31.28	0.44	(0.01	)(d)	0.43	(0.87)	—	(0.87)	$30.84	1.42	%(e)	2.44%	2.44%	2.79%	$2,700	—	(e)
January 1, 2006 through July 31, 2006	$32.71	0.38	(1.81)		(1.43)	—	—	—	$31.28	(4.37	)%(e)	2.68%	2.68%	2.07%	$2,572	—	(e)
February 17, 2005 through December 31, 2005(f)	$30.00	0.30	2.61		2.91	—	(0.20)	(0.20)	$32.71	9.69	%(e)	2.44%	2.37%	1.05%	$443	—	(e)
Falling U.S. Dollar ProFund
Six Months Ended January 31, 2007 (unaudited)	$28.94	0.42	(0.09)		0.33	(0.66)	—	(0.66)	$28.61	1.12	%(e)	2.37%	2.37%	2.87%	$6,657	—	(e)
January 1, 2006 through July 31, 2006	$27.15	0.38	1.41		1.79	—	—	—	$28.94	6.59	%(e)	2.50%	2.50%	2.29%	$3,487	—	(e)
February 17, 2005 through December 31, 2005(f)	$30.00	0.16	(2.83)		(2.67)	(0.18)	—	(0.18)	$27.15	(8.90	)%(e)	3.13%	2.88%	0.59%	$3,607	—	(e)

(a)	Per share net investment income (loss) has been calculated using the daily average shares method.
(b)	Annualized for periods less than one year.
(c)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(e)	Not annualized for periods less than one year.
(f)	Commencement of operations

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

January 31, 2007

(unaudited)

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund offers two classes of shares: the Investor Class and the Service Class.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust and ProFunds’ enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds. However, based on experience, the ProFunds expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

For the ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counterparty to a repurchase agreement with the ProFunds will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no open short positions on securities.

When-Issued and Delayed-Delivery Securities

Each ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of January 31, 2007, the ProFunds did not hold any when-issued or delayed-delivery securities.

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statements of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of January 31, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not write options during the period.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. During the period, there were no foreign currency transactions.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A ProFund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedules of Portfolio Investments of each particular ProFund.

Investment Transactions and Related Income

During the period, investment transactions were accounted for no later than one business day following the trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

In addition to the 57 active ProFunds included in this report, ProFund Advisors LLC serves as the investment advisor for each of the additional 45 active ProFunds in the ProFunds Trust not included in this report and each of the three active Funds in the Access One Trust.

Expenses directly attributable to a ProFund are charged to that ProFund, while expenses which are attributable to more than one ProFund are allocated among the respective ProFunds based upon relative net assets or another reasonable basis. Expenses which are attributable to funds of the ProFunds and Access One Trust are allocated across the ProFunds and Access One Trust based upon relative net assets or another reasonable basis.

The investment income and expenses of a ProFund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders

Each of the ProFunds (except Real Estate UltraSector ProFund and U.S. Government Plus ProFund) intends to declare and distribute net investment income at least annually. Real Estate UltraSector ProFund declares and pays dividends from net investment income quarterly. U.S. Government Plus ProFund declares dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds intend to make timely distributions in order to avoid tax liability.

The Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap, UltraShort Dow 30 ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFunds, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund have a tax year end of October 31st. The remaining ProFunds have a calendar tax year end.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations as “Fees paid indirectly.”

New Accounting Standards

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the ProFunds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

In July 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each ProFund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the period of determination. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements once adopted.

3.	Fees and Transactions with Affiliates

The ProFunds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds (excluding OTC ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund. The OTC ProFund, UltraJapan ProFund, UltraShort Japan ProFund and U.S. Government Plus ProFund pay the Advisor a fee at an annualized rate of 0.70%, 0.90%, 0.90% and 0.50% of the average daily net assets of each respective ProFund.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

BISYS Fund Services Limited Partnership (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays BISYS an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for each Form N-Q filing. Administration fees include additional fees paid to BISYS by the Trust for support of the ProFunds’ Compliance Service Program. ProFunds Distributors, Inc. (the “Distributor”), an affiliate of BISYS, serves as the Trust’s distributor. Under the Amended and Restated Distribution Agreement dated July 1, 2006, for providing the distribution entity and infrastructure related platform the Distributor receives an annual fee of $150,000 in aggregate from the ProFunds and Access One Trusts. To the extent the Trusts cannot pay the Distributor such compensation and expense reimbursements in full pursuant to the Distribution and Shareholder Services Plan, it is contemplated that the Advisor, or an affiliate of the Advisor will pay any unpaid portion of such compensation and expense reimbursements to the Distributor. BISYS Fund Services Ohio, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, BISYS Fund Services Ohio, Inc. receives a base fee, account and service charges and reimbursement of certain expenses. As fund accounting agent for the ProFunds, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds. For these services, each ProFund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly fee as reflected on the Statements of Operations as “Service fees.”

Under a Distribution and Service Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund may pay financial intermediaries such as broker-dealers, investment advisers (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Plan, the Trust or the Distributor may enter into agreements (“Distribution and Service Agreements”) with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable ProFund attributable to, or held in the name of the Authorized Firm for, its clients. The ProFunds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended January 31, 2007, the Advisor, as an Authorized Firm, was reimbursed $425,945 for expenses incurred under the Plan in aggregate relating to the Trust. Deutsche Asset Management, Inc. (“DeAM”) is the investment advisor to the Cash Management Portfolio in which the Money Market ProFund, another portfolio in the Trust, invests its assets. DeAM has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the Money Market ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the Money Market ProFund.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. Prior to January 1, 2007, each of the two Independent Trustees were compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trust. Effective January 1, 2007, the Trust, together with Access One Trust and ProShares Trust (other trusts in the Fund Complex advised by the Advisor or an affiliate) will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $65,000. Independent Trustees will also receive $3,000 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $1,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $23,500 ($47,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trust for the period ended January 31, 2007. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as “Compliance services fees.”

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds for the period listed below in order to limit the annual operating expenses as follows:

	For the Period December 1, 2006 through November 30, 2007		For the Period July 31, 2006 through December 31, 2006
	Investor Class	Service Class	Investor Class	Service Class
Bull ProFund	1.95%	2.95%	1.95%	2.95%
Mid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Small-Cap ProFund	1.95%	2.95%	1.95%	2.95%
OTC ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Value ProFund	1.95%	2.95%	1.95%	2.95%
Large-Cap Growth ProFund	1.48%	2.48%	1.95%	2.95%
Mid-Cap Value ProFund	1.48%	2.48%	1.95%	2.95%
Mid-Cap Growth ProFund	1.48%	2.48%	1.95%	2.95%
Small-Cap Value ProFund	1.48%	2.48%	1.95%	2.95%
Small-Cap Growth ProFund	1.48%	2.48%	1.95%	2.95%
Europe 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraBull ProFund	1.95%	2.95%	1.95%	2.95%
UltraMid-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraSmall-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraDow 30 ProFund	1.95%	2.95%	1.95%	2.95%
UltraOTC ProFund	1.95%	2.95%	1.95%	2.95%
UltraInternational ProFund	1.95%	2.95%	1.95%	2.95%
UltraEmerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraJapan ProFund	1.95%	2.95%	1.95%	2.95%
Bear ProFund	1.48%	2.48%	1.95%	2.95%
Short Small-Cap ProFund	1.95%	2.95%	1.95%	2.95%
Short OTC ProFund	1.48%	2.48%	1.95%	2.95%
UltraBear ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Mid-Cap ProFund	1.55%	2.55%	1.58%	2.58%
UltraShort Small-Cap ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Dow 30 ProFund	1.95%	2.95%	1.58%	2.58%
UltraShort OTC ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort International ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Emerging Markets ProFund	1.95%	2.95%	1.95%	2.95%
UltraShort Japan ProFund	1.95%	2.95%	1.95%	2.95%
Banks UltraSector ProFund	1.55%	2.55%	1.58%	2.58%
Basic Materials UltraSector ProFund	1.95%	2.95%	1.58%	2.58%
Biotechnology UltraSector ProFund	1.55%	2.55%	1.58%	2.58%
Consumer Goods UltraSector ProFund	1.55%	2.55%	1.58%	2.58%
Consumer Services UltraSector ProFund	1.55%	2.55%	1.58%	2.58%
Financials UltraSector ProFund	1.95%	2.95%	1.58%	2.58%
Health Care UltraSector ProFund	1.55%	2.55%	1.58%	2.58%
Industrials UltraSector ProFund	1.55%	2.55%	1.58%	2.58%
Internet UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Mobile Telecommunications UltraSector ProFund	1.55%	2.55%	1.95%	2.95%
Oil & Gas UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Oil Equipment, Services & Distribution UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Pharmaceuticals UltraSector ProFund	1.55%	2.55%	1.58%	2.58%
Precious Metals UltraSector ProFund	1.95%	2.95%	1.95%	2.95%
Real Estate UltraSector ProFund	1.55%	2.55%	1.58%	2.58%
Semiconductor UltraSector ProFund	1.55%	2.55%	1.95%	2.95%
Technology UltraSector ProFund	1.55%	2.55%	1.58%	2.58%

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

	For the Period December 1, 2006 through November 30, 2007		For the Period July 31, 2006 through December 31, 2006
	Investor Class	Service Class	Investor Class	Service Class
Telecommunications UltraSector ProFund	1.55%	2.55%	1.58%	2.58%
Utilities UltraSector ProFund	1.55%	2.55%	1.95%	2.95%
Short Oil & Gas ProFund	1.95%	2.95%	1.95%	2.95%
Short Precious Metals ProFund	1.55%	2.55%	1.95%	2.95%
Short Real Estate ProFund	1.95%	2.95%	1.95%	2.95%
U.S. Government Plus ProFund	1.70%	2.70%	1.70%	2.70%
Rising Rates Opportunity 10 ProFund	1.95%	2.95%	1.58%	2.58%
Rising Rates Opportunity ProFund	1.95%	2.95%	1.95%	2.95%
Rising U.S. Dollar ProFund	1.55%	2.55%	1.95%	2.95%
Falling U.S. Dollar ProFund	1.95%	2.95%	1.95%	2.95%

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund to exceed the expense limit for the applicable period. As of January 31, 2007, the recoupments that may potentially be made to the Advisor are as follows:

	Expires 12/31/07	Expires 12/31/08	Expires 12/31/09
UltraShort Mid-Cap ProFund	$—	$5,959	$2,226
UltraShort Dow 30 ProFund	5,287	—	—
UltraShort Japan ProFund	—	—	11,527
Banks UltraSector ProFund	—	29,580	18,806
Consumer Goods UltraSector ProFund	22,830	38,102	20,511
Consumer Services UltraSector ProFund	37,439	47,195	23,838
Financials UltraSector ProFund	—	14,841	—
Health Care UltraSector ProFund	1,924	—	15,785
Industrials UltraSector ProFund	—	50,970	24,286
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	4,427
Pharmaceuticals UltraSector ProFund	—	—	11,859
Real Estate UltraSector ProFund	—	—	1,162
Technology UltraSector ProFund	—	10,526	7,297
Telecommunications UltraSector ProFund	—	29,278	3,663

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2007 were as follows:

	Purchases	Sales
Bull ProFund	$112,553,983	$107,716,325
Mid-Cap ProFund	53,931,681	55,797,963
Small-Cap ProFund	27,890,015	24,528,990
OTC ProFund	194,273,093	182,104,528
Large-Cap Value ProFund	278,525,000	275,202,897
Large-Cap Growth ProFund	145,768,365	142,237,051
Mid-Cap Value ProFund	71,943,353	52,350,801
Mid-Cap Growth ProFund	99,796,172	67,844,619
Small-Cap Value ProFund	101,473,269	88,841,316
Small-Cap Growth ProFund	79,162,908	77,220,316
Europe 30 ProFund	141,716,227	141,787,458
UltraBull ProFund	260,678,892	185,107,896
UltraMid-Cap ProFund	181,021,818	167,165,507

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

	Purchases	Sales
UltraSmall-Cap ProFund	$205,137,855	$186,421,014
UltraDow 30 ProFund	74,019,175	50,800,288
UltraOTC ProFund	302,031,994	329,048,574
Banks UltraSector ProFund	23,509,269	25,525,512
Basic Materials UltraSector ProFund	59,735,226	55,972,295
Biotechnology UltraSector ProFund	34,614,117	39,884,204
Consumer Goods UltraSector ProFund	17,340,928	14,287,527
Consumer Services UltraSector ProFund	28,446,359	17,446,176
Financials UltraSector ProFund	59,253,670	26,700,712
Health Care UltraSector ProFund	41,539,646	43,005,901
Industrials UltraSector ProFund	23,648,382	23,874,770
Internet UltraSector ProFund	53,171,839	48,950,502
Mobile Telecommunications UltraSector ProFund	39,024,737	41,946,182
Oil & Gas UltraSector ProFund	164,397,276	168,348,178
Oil Equipment, Services & Distribution UltraSector ProFund	64,810,433	59,455,678
Pharmaceuticals UltraSector ProFund	83,999,674	89,173,754
Real Estate UltraSector ProFund	167,894,965	142,413,510
Semiconductor UltraSector ProFund	52,071,496	52,773,288
Technology UltraSector ProFund	57,942,879	42,663,457
Telecommunications UltraSector ProFund	103,418,321	82,460,690
Utilities UltraSector ProFund	88,650,073	115,294,579

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended January 31, 2007 were as follows:

	Purchases	Sales
U.S. Government Plus ProFund	$242,423,373	$298,150,451

5.	Concentration Risk

Each UltraSector ProFund, each Inverse Sector ProFund, UltraDow 30 ProFund and UltraShort Dow 30 ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund and UltraShort Japan ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, UltraShort Japan ProFund, Precious Metals UltraSector ProFund, Short Precious Metals ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investment.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

6.	Federal Income Tax Information

As of the latest tax year end for each ProFund, as noted below, the following ProFunds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Total
December 31 tax year end ProFunds
Bull ProFund	$—	$—	$2,059,887	$1,992,681	$16,069,051	$5,754,932	$—	$—	$25,876,551
Europe 30 ProFund	—	—	1,109,276	367,681	150,951	—	186,926	—	1,814,834
UltraBull ProFund	—	—	17,148,880	40,128,771	—	—	—	—	57,277,651
UltraOTC ProFund	—	46,352,706	816,164,498	463,333,932	100,222,717	—	26,502,881	46,825,810	1,499,402,544
UltraJapan ProFund	—	—	—	—	—	—	—	29,811,994	29,811,994
Bear ProFund	—	—	—	—	17,600,174	5,859,240	2,519,310	7,208,444	33,187,168
UltraBear ProFund	—	9,179,616	—	—	71,819,337	30,366,959	20,852,796	35,057,746	167,276,454
UltraShort OTC ProFund	41,464,281	58,870,280	—	—	121,462,348	54,766,192	21,312,254	40,417,926	338,293,281

October 31 tax year end ProFunds
Large-Cap Value ProFund	—	—	—	—	656,164	—	—	—	656,164
Small-Cap Value ProFund	—	—	—	—	—	—	—	822,574	822,574
UltraMid-Cap ProFund	—	—	—	8,865,328	4,387,266	2,891,942	—	—	16,144,536
UltraEmerging Markets ProFund	—	—	—	—	—	—	—	233,931	233,931
Short Small-Cap ProFund	—	—	—	—	23,029,868	13,609,742	5,119,102	12,406,054	54,164,766
Short OTC ProFund	—	—	—	202,576	12,957,772	11,685,825	2,037,409	2,959,743	29,843,325
UltraShort Mid-Cap ProFund	—	—	—	—	—	2,198,641	2,995,645	3,423,001	8,617,287
UltraShort Small-Cap ProFund	—	—	—	—	—	27,408,893	27,792,042	80,499,872	135,700,807
UltraShort Dow 30 ProFund	—	—	—	—	—	324,693	1,295,907	5,477,878	7,098,478
UltraShort International ProFund	—	—	—	—	—	—	—	16,423,264	16,423,264
UltraShort Emerging Markets ProFund	—	—	—	—	—	—	—	17,046,827	17,046,827
UltraShort Japan ProFund	—	—	—	—	—	—	—	963,716	963,716
Banks UltraSector ProFund	—	—	—	—	—	140,374	—	—	140,374
Basic Materials UltraSector ProFund	—	—	43,782	3,176,290	201,408	239,714	3,325,467	456,160	7,442,821
Biotechnology UltraSector ProFund	—	—	3,994,061	5,470,800	663,988	1,378,292	—	2,533,950	14,041,091
Consumer Goods UltraSector ProFund	—	—	—	—	—	30,815	—	—	30,815
Financials UltraSector ProFund	—	—	3,365,405	404,797	868,632	1,141,098	246,857	—	6,026,789
Health Care UltraSector ProFund	—	—	—	5,176,897	577,068	938,752	—	—	6,692,717
Industrials UltraSector ProFund	—	—	—	—	—	3,358,655	—	—	3,358,655
Internet UltraSector ProFund	—	—	—	1,881,473	—	6,572,961	—	144,969	8,599,403
Mobile Telecommunications UltraSector ProFund	—	—	—	—	—	—	—	273,931	273,931
Oil Equipment, Services & Distribution UltraSector ProFund	—	—	—	—	—	—	—	889,733	889,733
Pharmaceuticals UltraSector ProFund	—	—	—	650,749	2,203,059	1,307,698	481,679	—	4,643,185
Precious Metals UltraSector ProFund	—	—	—	—	—	—	—	8,271,162	8,271,162
Real Estate UltraSector ProFund	—	—	—	—	—	3,933,165	—	—	3,933,165

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

	Expires 2007	Expires 2008	Expires 2009	Expires 2010	Expires 2011	Expires 2012	Expires 2013	Expires 2014	Total
Semiconductor UltraSector ProFund	$—	$—	$1,714,066	$3,163,744	$—	$12,540,443	$3,424,745	$8,625,195	$29,468,193
Technology UltraSector ProFund	—	—	4,614,661	3,453,943	—	1,316,092	—	503,224	9,887,920
Telecommunications UltraSector ProFund	—	—	—	113,857	1,612,185	—	—	—	1,726,042
Short Oil & Gas ProFund	—	—	—	—	—	—	—	4,913,506	4,913,506
Short Real Estate ProFund	—	—	—	—	—	—	588,969	24,920,201	25,509,170
U.S. Government Plus ProFund	—	—	—	—	—	—	—	468,227	468,227
Rising Rates Opportunity ProFund	—	—	—	—	—	33,930,240	71,359,904	—	105,290,144
Rising U.S. Dollar ProFund	—	—	—	—	—	—	—	1,787,323	1,787,323
Falling U.S. Dollar ProFund	—	—	—	—	—	—	1,459,798	294,799	1,754,597

Under current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first business day of the following tax fiscal year. The following ProFunds had deferred losses, which will be treated as arising on the first day of the tax fiscal year ended December 31, 2007:

Post-October Losses
December 31, 2006
UltraOTC ProFund	$31,427,163
Bear ProFund	861,435
UltraBear ProFund	6,102,084
UltraShort OTC ProFund	5,176,629

The tax character of dividends paid to shareholders during the applicable tax year ended in 2006, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid
December 31, 2006
Bull ProFund	$445,110	$—	$445,110	$445,110
Europe 30 ProFund	758	—	758	758
UltraBull ProFund	139,985	—	139,985	139,985
UltraJapan ProFund	21,474,387	50,728,431	72,202,818	72,202,818
Bear ProFund	1,448,089	—	1,448,089	1,448,089
UltraBear ProFund	4,613,327	—	4,613,327	4,613,327
UltraShort OTC ProFund	6,714,816	—	6,714,816	6,714,816

October 31, 2006
Mid-Cap ProFund	202,981	771,219	974,200	974,200
OTC ProFund	189,487	—	189,487	189,487
Large-Cap Value ProFund	156,944	—	156,944	156,944
Mid-Cap Value ProFund	1,282,767	237,651	1,520,418	1,520,418
UltraMid-Cap ProFund	15,371	—	15,371	15,371
UltraSmall-Cap ProFund	880,880	—	880,880	880,880
UltraDow 30 ProFund	262,859	—	262,859	262,859
Short Small-Cap ProFund	507,677	—	507,677	507,677
Short OTC ProFund	366,726	—	366,726	366,726
UltraShort Mid-Cap ProFund	167,229	—	167,229	167,229
UltraShort Small-Cap ProFund	2,451,249	—	2,451,249	2,451,249
UltraShort Dow 30 ProFund	231,273	—	231,273	231,273
Banks UltraSector ProFund	57,314	—	57,314	57,314

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Total Distributions Paid
Basic Materials UltraSector ProFund	$50,078	$—	$50,078	$50,078
Consumer Goods UltraSector ProFund	20,773	—	20,773	20,773
Financials UltraSector ProFund	121,380	—	121,380	121,380
Industrials UltraSector ProFund	1,021	—	1,021	1,021
Mobile Telecommunications UltraSector ProFund	339,541	107,197	446,738	446,738
Pharmaceuticals UltraSector ProFund	102,808	—	102,808	102,808
Real Estate UltraSector ProFund	657,872	—	657,872	657,872
Technology UltraSector ProFund	50,743	—	50,743	50,743
Telecommunications UltraSector ProFund	97,406	—	97,406	97,406
Short Oil & Gas ProFund	496,364	—	496,364	496,364
Short Real Estate ProFund	265,594	—	265,594	265,594
U.S. Government Plus ProFund	2,410,531	—	2,410,531	2,410,531
Rising Rates Opportunity 10 ProFund	128,366	—	128,366	128,366
Rising Rates Opportunity ProFund	8,049,416	—	8,049,416	8,049,416
Rising U.S. Dollar ProFund	795,791	31,112	826,903	826,903
Falling U.S. Dollar ProFund	231,006	—	231,006	231,006

The tax character of dividends paid to shareholders during the applicable tax year ended in 2005, as noted below, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
December 31, 2005
Bull ProFund	$336,264	$—	$336,264	$—	$336,264
Europe 30 ProFund	37,142	—	37,142	—	37,142
UltraBull ProFund	378,511	—	378,511	—	378,511
Bear ProFund	560,268	—	560,268	20,207	580,475
UltraBear ProFund	2,014,007	—	2,014,007	34,179	2,048,186
UltraShort OTC ProFund	3,350,593	—	3,350,593	594,485	3,945,078

October 31, 2005
Small-Cap ProFund	1,170,701	268,425	1,439,126	—	1,439,126
Large-Cap Value ProFund	55,256	—	55,256	—	55,256
Small-Cap Value ProFund	501,168	201,499	702,667	—	702,667
UltraDow 30 ProFund	61,879	—	61,879	—	61,879
Banks UltraSector ProFund	67,636	—	67,636	—	67,636
Consumer Goods UltraSector ProFund	21,733	—	21,733	—	21,733
Financials UltraSector ProFund	5,823	—	5,823	—	5,823
Oil & Gas UltraSector ProFund	1,132,443	4,434	1,136,877	—	1,136,877
Real Estate UltraSector ProFund	390,461	—	390,461	—	390,461
Technology UltraSector ProFund	60,017	—	60,017	—	60,017
Telecommunications UltraSector ProFund	62,836	—	62,836	—	62,836
Utilities UltraSector ProFund	137,668	—	137,668	—	137,668
U.S. Government Plus ProFund	2,914,897	—	2,914,897	—	2,914,897

As of the latest tax year end, as noted below, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
December 31, 2006
Bull ProFund	$—	$—	$—	$(25,876,551)	$8,952,617	$(16,923,934)
Europe 30 ProFund	641,273	—	—	(1,814,834)	2,120,907	947,346
UltraBull ProFund	1,333,523	—	—	(57,277,651)	1,963,208	(53,980,920)
UltraOTC ProFund	—	—	—	(1,530,829,707)	(110,512,459)	(1,641,342,166)

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
UltraJapan ProFund	$47,614	$—	$—	$(29,811,994)	$(18,686)	$(29,783,066)
Bear ProFund	—	—	—	(34,048,603)	98,196	(33,950,407)
UltraBear ProFund	—	—	—	(173,378,538)	251,947	(173,126,591)
UltraShort OTC ProFund	45,759	—	—	(343,469,910)	632,695	(342,791,456)

October 31, 2006
Mid-Cap ProFund	—	—	—	—	1,644,872	1,644,872
Small-Cap ProFund	189,850	106,955	—	—	1,208,200	1,505,005
OTC ProFund	—	324,392	—	—	2,278,163	2,602,555
Large-Cap Value ProFund	593,874	—	—	(656,164)	14,153,007	14,090,717
Large-Cap Growth ProFund	593,556	238,399	—	—	1,664,159	2,496,114
Mid-Cap Value ProFund	129,731	205,351	—	—	2,191,008	2,526,090
Mid-Cap Growth ProFund	—	—	—	—	1,770,928	1,770,928
Small-Cap Value ProFund	—	—	—	(822,574)	1,136,872	314,298
Small-Cap Growth ProFund	—	—	—	—	3,090,845	3,090,845
UltraMid-Cap ProFund	624,391	—	—	(16,144,536)	7,460,991	(8,059,154)
UltraSmall-Cap ProFund	—	—	—	—	8,939,315	8,939,315
UltraDow 30 ProFund	41,701	160,137	—	—	3,280,244	3,482,082
UltraInternational ProFund	651,344	—	—	—	(31,629)	619,715
UltraEmerging Markets ProFund	988,285	—	—	(233,931)	413,749	1,168,103
Short Small-Cap ProFund	1,185,532	—	—	(54,164,766)	(28,373)	(53,007,607)
Short OTC ProFund	1,360,322	—	—	(29,843,325)	(156,573)	(28,639,576)
UltraShort Mid-Cap ProFund	641,013	—	—	(8,617,287)	68,621	(7,907,653)
UltraShort Small-Cap ProFund	6,118,122	—	—	(135,700,807)	(359,641)	(129,942,326)
UltraShort Dow 30 ProFund	569,862	—	—	(7,098,478)	20,748	(6,507,868)
UltraShort International ProFund	1,173,744	—	—	(16,423,264)	97,758	(15,151,762)
UltraShort Emerging Markets ProFund	883,099	—	—	(17,046,827)	(270,918)	(16,434,646)
UltraShort Japan ProFund	146,599	—	—	(963,716)	12,006	(805,111)
Banks UltraSector ProFund	131,986	—	—	(140,374)	459,824	451,436
Basic Materials UltraSector ProFund	529,417	—	—	(7,442,821)	1,567,341	(5,346,063)
Biotechnology UltraSector ProFund	—	—	—	(14,041,091)	5,034,250	(9,006,841)
Consumer Goods UltraSector ProFund	43,319	—	—	(30,815)	199,507	212,011
Consumer Services UltraSector ProFund	223,187	2,325	—	—	133,836	359,348
Financials UltraSector ProFund	376,932	—	—	(6,026,789)	1,352,161	(4,297,696)
Health Care UltraSector ProFund	60,380	—	—	(6,692,717)	904,536	(5,727,801)
Industrials UltraSector ProFund	18,231	—	—	(3,358,655)	115,134	(3,225,290)
Internet UltraSector ProFund	341,247	—	—	(8,599,403)	6,176,923	(2,081,233)
Mobile Telecommunications UltraSector ProFund	3,341	—	—	(273,931)	149,584	(121,006)
Oil & Gas UltraSector ProFund	—	—	—	—	28,395,614	28,395,614
Oil Equipment, Services & Distribution UltraSector ProFund	34,404	—	—	(889,733)	(259,364)	(1,114,693)
Pharmaceuticals UltraSector ProFund	385,844	—	—	(4,643,185)	316,583	(3,940,758)
Precious Metals UltraSector ProFund	6,331,632	—	—	(8,271,162)	10,764,178	8,824,648
Real Estate UltraSector ProFund	417,654	—	—	(3,933,165)	8,694,736	5,179,225
Semiconductor UltraSector ProFund	6,668	—	—	(29,468,193)	(1,292,816)	(30,754,341)
Technology UltraSector ProFund	—	—	—	(9,887,920)	768,102	(9,119,818)
Telecommunications UltraSector ProFund	411,526	—	—	(1,726,042)	1,630,052	315,536
Utilities UltraSector ProFund	2,257,152	559,075	—	—	5,689,009	8,505,236
Short Oil & Gas ProFund	637,309	—	—	(4,913,506)	(214,108)	(4,490,305)
Short Precious Metals ProFund	—	—	—	—	(1,551,782)	(1,551,782)
Short Real Estate ProFund	2,389,286	—	—	(25,509,170)	(1,272,945)	(24,392,829)
U.S. Government Plus ProFund	610	—	(108,951)	(468,227)	2,193,545	1,616,977
Rising Rates Opportunity 10 ProFund	183,629	—	—	—	(668,105)	(484,476)
Rising Rates Opportunity ProFund	12,229,265	—	—	(105,290,144)	(12,528,498)	(105,589,377)
Rising U.S. Dollar ProFund	715,791	—	—	(1,787,323)	254,676	(816,856)
Falling U.S. Dollar ProFund	1,923,608	—	—	(1,754,597)	—	169,011

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax years.

PROFUNDS

Notes to Financial Statements (continued)

January 31, 2007

(unaudited)

At January 31, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$62,879,784	$22,792,472	$(55,472)	$22,737,000
Mid-Cap ProFund	6,097,458	2,315,511	(7,848)	2,307,663
Small-Cap ProFund	26,138,885	2,262,229	(408,694)	1,853,535
OTC ProFund	32,287,679	3,282,079	(23,793)	3,258,286
Large-Cap Value ProFund	169,075,136	19,857,072	(364,255)	19,492,817
Large-Cap Growth ProFund	19,323,827	2,073,485	(16,007)	2,057,478
Mid-Cap Value ProFund	42,209,163	4,541,199	(231,461)	4,309,738
Mid-Cap Growth ProFund	39,893,520	3,013,058	(157,724)	2,855,334
Small-Cap Value ProFund	27,676,100	1,696,795	(112,900)	1,583,895
Small-Cap Growth ProFund	11,701,910	3,370,139	(79,064)	3,291,075
Europe 30 ProFund	12,353,421	4,568,482	(5,370)	4,563,112
UltraBull ProFund	168,874,756	56,985,172	(253,284)	56,731,888
UltraMid-Cap ProFund	103,760,676	11,744,749	(151,596)	11,593,153
UltraSmall-Cap ProFund	168,025,740	19,358,985	(2,717,132)	16,641,853
UltraDow 30 ProFund	51,759,621	5,157,060	(39,505)	5,117,555
UltraOTC ProFund	165,599,762	131,060,320	(579,978)	130,480,342
UltraInternational ProFund	49,291,000	—	—	—
UltraEmerging Markets ProFund	138,215,000	—	—	—
UltraJapan ProFund	197,899,550	155,344	(247,148)	(91,804)
Bear ProFund	27,394,700	—	(1,100)	(1,100)
Short Small-Cap ProFund	30,865,654	—	(2,069)	(2,069)
Short OTC ProFund	26,979,900	8,023	(9,143)	(1,120)
UltraBear ProFund	101,181,500	—	(5,500)	(5,500)
UltraShort Mid-Cap ProFund	9,013,507	—	(1,954)	(1,954)
UltraShort Small-Cap ProFund	180,341,599	—	(10,599)	(10,599)
UltraShort Dow 30 ProFund	18,836,964	—	(6,513)	(6,513)
UltraShort OTC ProFund	168,221,353	15,695	(22,387)	(6,692)
UltraShort International ProFund	114,626,000	—	—	—
UltraShort Emerging Markets ProFund	34,462,000	—	—	—
UltraShort Japan ProFund	8,907,300	—	(6,510)	(6,510)
Banks UltraSector ProFund	4,755,155	586,539	(1,120)	585,419
Basic Materials UltraSector ProFund	20,651,900	2,135,081	(13,945)	2,121,136
Biotechnology UltraSector ProFund	18,085,709	3,480,653	(39,107)	3,441,546
Consumer Goods UltraSector ProFund	7,193,531	297,577	(5,282)	292,295
Consumer Services UltraSector ProFund	16,359,882	368,738	(104,765)	263,973
Financials UltraSector ProFund	50,492,829	2,725,233	(208,713)	2,516,520
Health Care UltraSector ProFund	17,058,473	1,449,149	(23,520)	1,425,629
Industrials UltraSector ProFund	2,506,827	166,209	(722)	165,487
Internet UltraSector ProFund	20,670,224	6,745,801	(8,788)	6,737,013
Mobile Telecommunications UltraSector ProFund	7,422,170	87,162	—	87,162
Oil & Gas UltraSector ProFund	117,698,841	30,841,682	(80,664)	30,761,018
Oil Equipment, Services & Distribution UltraSector ProFund	12,804,496	—	(473,032)	(473,032)
Pharmaceuticals UltraSector ProFund	23,367,138	645,783	(6,241)	639,542
Precious Metals UltraSector ProFund	134,422,000	—	—	—
Real Estate UltraSector ProFund	122,422,695	14,804,494	(130,026)	14,674,468
Semiconductor UltraSector ProFund	16,265,944	—	(1,503,489)	(1,503,489)
Technology UltraSector ProFund	27,839,481	830,971	(43,327)	787,644
Telecommunications UltraSector ProFund	40,146,179	3,555,161	(72,044)	3,483,117
Utilities UltraSector ProFund	54,620,346	5,990,783	(71,616)	5,919,167
Short Oil & Gas ProFund	8,852,000	—	—	—
Short Precious Metals ProFund	27,088,000	—	—	—
Short Real Estate ProFund	85,641,000	—	—	—
U.S. Government Plus ProFund	23,547,022	1,062,291	—	1,062,291
Rising Rates Opportunity 10 ProFund	13,460,857	—	(388)	(388)
Rising Rates Opportunity ProFund	215,172,275	5,358	(14,798)	(9,440)
Rising U.S. Dollar ProFund	12,120,000	—	—	—
Falling U.S. Dollar ProFund	58,740,000	—	—	—

Board Approval of Investment Advisory Agreements

At a meeting held on September 20, 2006, the Board of Trustees (the “Board”), including the Independent Trustees, unanimously approved the investment advisory agreement (the “Advisory Agreement”) with ProFund Advisors LLC (the “Advisor”) on behalf of the Funds. In determining whether it was appropriate to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) copies of the Advisory Agreement; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) detailed comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; and (ix) information regarding brokerage allocation and best execution, including a summary of the Advisor’s review of trade execution for the past four calendar quarters. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board carefully evaluated this information, and was advised by fund counsel with respect to its deliberations. The Independent Trustees were advised by their independent legal counsel.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Board, including the Independent Trustees, determined that the terms of the Advisory Agreements were fair and reasonable, in the best interests of shareholders and should be approved. The Board took note of all of the information that had been provided and considered all of the relevant factors, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflected these economies of scale, if any, for the benefit of Fund shareholders.

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which may not be present at other investment advisory organizations. The Board took note of the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding how brokerage for the Funds was allocated. Finally, the Board reviewed the Advisor’s compliance program. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. Based upon its review, the Board concluded that the investment advisory services provided by the Advisor were of high quality, that the Advisor was reasonably successful in achieving the investment goals of each Fund, and that the Advisor’s services benefited the Fund shareholders, particularly in light of the nature of the Funds and the services required to support them.

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trusts. The Board noted the difficulty in obtaining precise information comparing the fees charged by other investment advisers because there were few fund complexes with substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found that the comparative information provided by the Adviser to be useful in its evaluation of the reasonableness of the Advisor’s fees. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve the objectives of the Funds on their own, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor’s non-advisory services, including those performed under a Management Services Agreement. The Board considered indirect or “fall-out” benefits that the Advisor derived from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it will not obtain research or other non-brokerage services in return for allocating brokerage.

The Board also considered the financial condition of the Advisor, which they found to be sound based upon its review of financial statements and discussions with officers of the Advisor. The Board also discussed with representatives of the Advisor the potential economies of scale, how and when shareholders may benefit from economies of scale. The Board considered the fact that the Advisor waived its fees and/or reimbursed expenses with respect to specific Funds.

The Board, including the Independent Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of each Fund. It was the sense of the Board to consider and evaluate on an ongoing basis potential economies of scale and how shareholders could benefit from those economies of scale.

ProFunds™

Post Office Mailing Address for Investments
P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers
For Financial Professionals:	(888) PRO-5717	(888) 776-5717
For All Others:	(888) PRO-FNDS	(888) 776-3637
Or:	(614) 470-8122
Fax Number:	(800) 782-4797

Website Address
www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The complete Schedule of Portfolio Investments is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500,” “500”, and “S&P MidCap 400,” “Standard & Poor’s MidCap 400,” “S&P SmallCap 600,” “Standard & Poor’s SmallCap 600,” “S&P MidCap 400/Barra Growth Index,” “S&P MidCap 400/BarraValue Index,” “S&P SmallCap 600/Barra Growth Index,” and “S&P SmallCap 600/Barra Value Index” are trademarks of The McGraw-Hill Companies, Inc. and Barra, Inc. and have been licensed for use by ProFunds. “Dow Jones,” “Dow 30,” “Dow Jones Industrial Average™,” and the name of each Dow Jones sector index are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProFunds. “Russell 2000® Index” is a trademark of the Russell Investment Group. “NASDAQ-100® Index” is a trademark of The NASDAQ Stock Market, Inc. The “Nikkei 225 Stock Average” is a trademark of Nihon Keizai Shimbun, Inc. “Philadelphia Stock Exchange®”, “PHLX®”, “PHLX Gold/Silver SectorSM” and “XAUSM” are trademarks or service marks of the Philadelphia Stock Exchange, Inc. ProFunds are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProFunds.

01/07

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Bull ProFund

Schedule of Portfolio Investments

January 31, 2007

(unaudited)

	Shares	Value
Common Stocks (96.4%)
3M Co. (Miscellaneous Manufacturing)	4,788	$355,748
Abbott Laboratories (Pharmaceuticals)	9,864	522,792
ACE, Ltd. ADR (Insurance)	2,088	120,645
ADC Telecommunications, Inc. * (Telecommunications)	720	11,621
Adobe Systems, Inc. * (Software)	3,708	144,130
Advanced Micro Devices, Inc. * (Semiconductors)	3,132	48,703
Aetna, Inc. (Healthcare - Services)	3,384	142,669
Affiliated Computer Services, Inc. - Class A * (Computers)	756	37,036
AFLAC, Inc. (Insurance)	3,168	150,828
Agilent Technologies, Inc. * (Electronics)	2,628	84,096
Air Products & Chemicals, Inc. (Chemicals)	1,404	104,823
Alcoa, Inc. (Mining)	5,544	179,070
Allegheny Energy, Inc. * (Electric)	1,044	48,567
Allegheny Technologies, Inc. (Iron/Steel)	648	67,062
Allergan, Inc. (Pharmaceuticals)	972	113,442
Allied Waste Industries, Inc. * (Environmental Control)	1,620	20,720
Allstate Corp. (Insurance)	3,996	240,399
Alltel Corp. (Telecommunications)	2,412	147,831
Altera Corp. * (Semiconductors)	2,268	45,473
Altria Group, Inc. (Agriculture)	13,464	1,176,620
Amazon.com, Inc. * (Internet)	1,980	74,587
Ambac Financial Group, Inc. (Insurance)	684	60,260
Ameren Corp. (Electric)	1,332	70,743
American Electric Power, Inc. (Electric)	2,556	111,263
American Express Co. (Diversified Financial Services)	7,524	438,047
American International Group, Inc. (Insurance)	16,560	1,133,532
American Power Conversion Corp. (Electrical Components & Equipment)	1,080	33,199
American Standard Cos. (Building Materials)	1,116	55,119
Ameriprise Financial, Inc. (Diversified Financial Services)	1,548	91,270
AmerisourceBergen Corp. (Pharmaceuticals)	1,260	65,999
Amgen, Inc. * (Biotechnology)	7,488	526,930
Anadarko Petroleum Corp. (Oil & Gas)	2,952	129,150
Analog Devices, Inc. (Semiconductors)	2,196	71,919
Anheuser-Busch Cos., Inc. (Beverages)	4,932	251,384
AON Corp. (Insurance)	2,016	72,294

Apache Corp. (Oil & Gas)	2,088	152,361
Apartment Investment and Management Co. - Class A (REIT)	612	38,330
Apollo Group, Inc. - Class A * (Commercial Services)	864	37,498
Apple Computer, Inc. * (Computers)	5,508	472,201
Applera Corp. - Applied Biosystems Group (Electronics)	1,152	40,044
Applied Materials, Inc. (Semiconductors)	8,820	156,379
Archer-Daniels-Midland Co. (Agriculture)	4,248	135,936
Archstone-Smith Trust (REIT)	1,404	88,747
Ashland, Inc. (Chemicals)	360	25,038
AT&T, Inc. (Telecommunications)	40,248	1,514,533
Autodesk, Inc. * (Software)	1,476	64,531
Automatic Data Processing, Inc. (Software)	3,528	168,356
AutoNation, Inc. * (Retail)	972	21,821
AutoZone, Inc. * (Retail)	324	40,704
Avalonbay Communities, Inc. (REIT)	468	69,432
Avaya, Inc. * (Telecommunications)	2,880	36,950
Avery Dennison Corp. (Household Products/Wares)	612	41,836
Avon Products, Inc. (Cosmetics/Personal Care)	2,880	99,043
Baker Hughes, Inc. (Oil & Gas Services)	1,980	136,679
Ball Corp. (Packaging & Containers)	684	31,683
Bank of America Corp. (Banks)	28,908	1,519,983
Bank of New York Co., Inc. (Banks)	4,896	195,889
Bard (C.R.), Inc. (Healthcare - Products)	648	53,473
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	684	36,608
Bausch & Lomb, Inc. (Healthcare - Products)	360	20,045
Baxter International, Inc. (Healthcare - Products)	4,104	203,805
BB&T Corp. (Banks)	3,456	146,051
Bear Stearns Cos., Inc. (Diversified Financial Services)	720	118,692
Becton, Dickinson & Co. (Healthcare - Products)	1,584	121,873
Bed Bath & Beyond, Inc. * (Retail)	1,800	75,942
Bemis Co., Inc. (Packaging & Containers)	684	23,194
Best Buy Co., Inc. (Retail)	2,556	128,822
Big Lots, Inc. * (Retail)	684	17,736
Biogen Idec, Inc. * (Biotechnology)	2,124	102,674
Biomet, Inc. (Healthcare - Products)	1,584	67,098
BJ Services Co. (Oil & Gas Services)	1,872	51,780
Black & Decker Corp. (Hand/Machine Tools)	432	37,705
BMC Software, Inc. * (Software)	1,332	45,807
Boeing Co. (Aerospace/Defense)	5,076	454,607
Boston Properties, Inc. (REIT)	756	95,324
Boston Scientific Corp. * (Healthcare - Products)	7,524	138,818
Bristol-Myers Squibb Co. (Pharmaceuticals)	12,636	363,790

Broadcom Corp. - Class A * (Semiconductors)	3,024	96,526
Brown-Forman Corp. (Beverages)	504	33,057
Brunswick Corp. (Leisure Time)	576	19,647
Burlington Northern Santa Fe Corp. (Transportation)	2,268	182,256
CA, Inc. (Software)	2,592	63,634
Campbell Soup Co. (Food)	1,404	54,026
Capital One Financial Corp. (Diversified Financial Services)	2,628	211,291
Cardinal Health, Inc. (Pharmaceuticals)	2,628	187,692
Caremark Rx, Inc. (Pharmaceuticals)	2,700	165,402
Carnival Corp. ADR (Leisure Time)	2,880	148,493
Caterpillar, Inc. (Machinery - Construction & Mining)	4,140	265,250
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	1,152	43,327
CBS Corp. - Class B (Media)	5,004	155,975
Celgene Corp. * (Biotechnology)	2,376	127,544
CenterPoint Energy, Inc. (Electric)	1,980	34,175
Centex Corp. (Home Builders)	756	40,590
CenturyTel, Inc. (Telecommunications)	756	33,899
Chesapeake Energy Corp. (Oil & Gas)	2,664	78,881
ChevronTexaco Corp. (Oil & Gas)	13,752	1,002,245
Chicago Mercantile Exchange (Diversified Financial Services)	216	121,673
Chubb Corp. (Insurance)	2,664	138,635
Ciena Corp. * (Telecommunications)	504	14,157
CIGNA Corp. (Insurance)	648	85,795
Cincinnati Financial Corp. (Insurance)	1,116	49,930
Cintas Corp. (Textiles)	864	35,554
Circuit City Stores, Inc. (Retail)	900	18,369
Cisco Systems, Inc. * (Telecommunications)	39,060	1,038,605
CIT Group, Inc. (Diversified Financial Services)	1,296	76,412
Citigroup, Inc. (Diversified Financial Services)	31,212	1,720,717
Citizens Communications Co. (Telecommunications)	2,052	30,082
Citrix Systems, Inc. * (Software)	1,152	36,484
Clear Channel Communications, Inc. (Media)	3,168	115,062
Clorox Co. (Household Products/Wares)	972	63,588
CMS Energy Corp. * (Electric)	1,404	23,433
Coach, Inc. * (Apparel)	2,340	107,312
Coca-Cola Co. (Beverages)	13,104	627,420
Coca-Cola Enterprises, Inc. (Beverages)	1,800	36,936
Cognizant Technology Solutions Corp. * (Computers)	900	76,761
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,312	226,210
Comcast Corp. - Special Class A * (Media)	13,392	593,533
Comerica, Inc. (Banks)	1,008	59,774

Commerce Bancorp, Inc. (Banks)	1,188	40,131
Compass Bancshares, Inc. (Banks)	828	50,425
Computer Sciences Corp. * (Computers)	1,080	56,657
Compuware Corp. * (Software)	2,232	20,021
ConAgra Foods, Inc. (Food)	3,312	85,152
ConocoPhillips (Oil & Gas)	10,296	683,757
CONSOL Energy, Inc. (Coal)	1,188	40,903
Consolidated Edison, Inc. (Electric)	1,620	78,214
Constellation Brands, Inc. * (Beverages)	1,368	33,844
Constellation Energy Group, Inc. (Electric)	1,152	83,578
Convergys Corp. * (Commercial Services)	864	22,499
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	576	52,641
Corning, Inc. * (Telecommunications)	9,972	207,816
Costco Wholesale Corp. (Retail)	2,916	163,821
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,960	172,181
Coventry Health Care, Inc. * (Healthcare - Services)	1,044	53,818
CSX Corp. (Transportation)	2,700	99,333
Cummins, Inc. (Machinery-Diversified)	324	43,597
CVS Corp. (Retail)	5,220	175,653
D.R. Horton, Inc. (Home Builders)	1,800	52,308
Danaher Corp. (Miscellaneous Manufacturing)	1,512	111,979
Darden Restaurants, Inc. (Retail)	936	36,635
Dean Foods Co. * (Food)	864	38,232
Deere & Co. (Machinery-Diversified)	1,476	148,014
Dell, Inc. * (Computers)	14,220	344,835
Devon Energy Corp. (Oil & Gas)	2,808	196,813
Dillards, Inc. - Class A (Retail)	396	13,599
DIRECTV Group, Inc. * (Media)	5,004	122,048
Dollar General Corp. (Retail)	1,980	33,541
Dominion Resources, Inc. (Electric)	2,268	188,152
Dover Corp. (Miscellaneous Manufacturing)	1,296	64,282
Dow Jones & Co., Inc. (Media)	432	16,291
DTE Energy Co. (Electric)	1,152	53,418
Du Pont (Chemicals)	5,760	285,465
Duke Energy Corp. (Electric)	8,136	160,198
Dynegy, Inc. - Class A * (Pipelines)	2,376	16,751
E*TRADE Financial Corp. * (Diversified Financial Services)	2,700	65,826
Eastman Chemical Co. (Chemicals)	540	31,622
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,836	47,479
Eaton Corp. (Miscellaneous Manufacturing)	936	73,336
eBay, Inc. * (Internet)	7,452	241,370
Ecolab, Inc. (Chemicals)	1,152	50,573
Edison International (Electric)	2,160	97,157
El Paso Corp. (Pipelines)	4,572	70,957
Electronic Arts, Inc. * (Software)	1,944	97,200
Electronic Data Systems Corp. (Computers)	3,276	86,192
Eli Lilly & Co. (Pharmaceuticals)	6,300	340,956
Embarq Corp. (Telecommunications)	936	51,957

EMC Corp. * (Computers)	13,968	195,412
Emerson Electric Co. (Electrical Components & Equipment)	5,184	233,125
Ensco International, Inc. (Oil & Gas)	972	49,446
Entergy Corp. (Electric)	1,332	123,676
EOG Resources, Inc. (Oil & Gas)	1,548	107,013
Equifax, Inc. (Commercial Services)	792	32,892
Equity Office Properties Trust (REIT)	2,268	125,987
Equity Residential Properties Trust (REIT)	1,872	105,356
Exelon Corp. (Electric)	4,320	259,156
Express Scripts, Inc. * (Pharmaceuticals)	864	60,065
Exxon Mobil Corp. (Oil & Gas)	36,936	2,736,957
Family Dollar Stores, Inc. (Retail)	972	31,493
Fannie Mae (Diversified Financial Services)	6,264	354,104
Federated Department Stores, Inc. (Retail)	3,312	137,415
Federated Investors, Inc. - Class B (Diversified Financial Services)	576	20,339
FedEx Corp. (Transportation)	1,944	214,618
Fidelity National Information Services, Inc. (Software)	1,044	44,391
Fifth Third Bancorp (Banks)	3,564	142,204
First Data Corp. (Software)	5,004	124,399
First Horizon National Corp. (Banks)	792	34,531
FirstEnergy Corp. (Electric)	2,052	121,745
Fiserv, Inc. * (Software)	1,116	58,668
Fluor Corp. (Engineering & Construction)	576	47,578
Ford Motor Co. (Auto Manufacturers)	11,772	95,706
Forest Laboratories, Inc. * (Pharmaceuticals)	2,052	115,138
Fortune Brands, Inc. (Household Products/Wares)	972	81,376
FPL Group, Inc. (Electric)	2,592	146,837
Franklin Resources, Inc. (Diversified Financial Services)	1,044	124,351
Freddie Mac (Diversified Financial Services)	4,464	289,848
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	1,260	72,463
Gannett Co., Inc. (Media)	1,512	87,908
General Dynamics Corp. (Aerospace/Defense)	2,592	202,565
General Electric Co. (Miscellaneous Manufacturing)	65,160	2,349,017
General Mills, Inc. (Food)	2,232	127,760
General Motors Corp. (Auto Manufacturers)	3,600	118,225
Genuine Parts Co. (Distribution/Wholesale)	1,080	51,322
Genworth Financial, Inc. - Class A (Diversified Financial Services)	2,844	99,256
Genzyme Corp. * (Biotechnology)	1,656	108,849
Gilead Sciences, Inc. * (Pharmaceuticals)	2,988	192,188
Goodrich Corp. (Aerospace/Defense)	792	38,824
Google, Inc. - Class A * (Internet)	1,368	685,777

H & R Block, Inc. (Commercial Services)	2,088	51,365
Halliburton Co. (Oil & Gas Services)	6,372	188,229
Harley-Davidson, Inc. (Leisure Time)	1,656	113,055
Harman International Industries, Inc. (Home Furnishings)	432	40,854
Harrah’s Entertainment, Inc. (Lodging)	1,188	100,362
Hartford Financial Services Group, Inc. (Insurance)	2,016	191,339
Hasbro, Inc. (Toys/Games/Hobbies)	1,008	28,627
Health Management Associates, Inc. - Class A (Healthcare - Services)	1,548	30,109
Heinz (H.J.) Co. (Food)	2,124	100,083
Hercules, Inc. * (Chemicals)	720	14,119
Hess Corp. (Oil & Gas)	1,692	91,351
Hewlett-Packard Co. (Computers)	17,532	758,785
Hilton Hotels Corp. (Lodging)	2,412	85,361
Home Depot, Inc. (Retail)	12,888	525,057
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,148	235,212
Hospira, Inc. * (Pharmaceuticals)	1,008	37,074
Humana, Inc. * (Healthcare - Services)	1,044	57,942
Huntington Bancshares, Inc. (Banks)	1,512	35,199
IAC/InterActiveCorp * (Internet)	1,404	53,914
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,628	134,002
IMS Health, Inc. (Software)	1,296	37,403
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	1,944	83,359
Intel Corp. (Semiconductors)	37,044	776,442
International Business Machines Corp. (Computers)	9,648	956,600
International Flavors & Fragrances, Inc. (Chemicals)	504	24,434
International Game Technology (Entertainment)	2,160	93,874
International Paper Co. (Forest Products & Paper)	2,916	98,269
Interpublic Group of Cos., Inc. * (Advertising)	2,844	37,427
Intuit, Inc. * (Software)	2,232	70,196
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,188	70,864
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,404	114,061
J.P. Morgan Chase & Co. (Diversified Financial Services)	22,212	1,131,256
Jabil Circuit, Inc. (Electronics)	1,188	28,500
Janus Capital Group, Inc. (Diversified Financial Services)	1,296	26,542
JDS Uniphase Corp. * (Telecommunications)	1,260	22,403
Johnson & Johnson (Healthcare - Products)	18,468	1,233,662
Johnson Controls, Inc. (Auto Parts & Equipment)	1,260	116,500
Jones Apparel Group, Inc. (Apparel)	684	23,365
Juniper Networks, Inc. * (Telecommunications)	3,528	63,927
KB Home (Home Builders)	504	27,327

Kellogg Co. (Food)	1,620	79,817
KeyCorp (Banks)	2,556	97,563
KeySpan Corp. (Gas)	1,116	45,533
Kimberly-Clark Corp. (Household Products/Wares)	2,952	204,869
Kimco Realty Corp. (REIT)	1,440	71,424
Kinder Morgan, Inc. (Pipelines)	684	72,504
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,584	28,290
KLA -Tencor Corp. (Semiconductors)	1,260	62,030
Kohls Corp. * (Retail)	2,052	145,507
Kroger Co. (Food)	4,572	117,043
L-3 Communications Holdings, Inc. (Aerospace/Defense)	792	65,213
Laboratory Corp. of America Holdings * (Healthcare - Services)	792	58,164
Legg Mason, Inc. (Diversified Financial Services)	864	90,590
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,152	27,924
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	3,420	281,261
Lennar Corp. - Class A (Home Builders)	864	46,984
Lexmark International, Inc. - Class A * (Computers)	612	38,574
Limited, Inc. (Retail)	2,196	61,356
Lincoln National Corp. (Insurance)	1,836	123,269
Linear Technology Corp. (Semiconductors)	1,872	57,938
Liz Claiborne, Inc. (Apparel)	648	28,771
Lockheed Martin Corp. (Aerospace/Defense)	2,304	223,926
Loews Corp. (Insurance)	2,952	128,294
Lowe’s Cos., Inc. (Retail)	9,540	321,593
LSI Logic Corp. * (Semiconductors)	2,520	23,688
M&T Bank Corp. (Banks)	504	61,140
Manor Care, Inc. (Healthcare - Services)	468	24,916
Marathon Oil Corp. (Oil & Gas)	2,196	198,387
Marriott International, Inc. - Class A (Lodging)	2,160	103,983
Marsh & McLennan Cos., Inc. (Insurance)	3,492	103,014
Marshall & Ilsley Corp. (Banks)	1,620	76,237
Masco Corp. (Building Materials)	2,520	80,615
Mattel, Inc. (Toys/Games/Hobbies)	2,448	59,633
Maxim Integrated Products, Inc. (Semiconductors)	2,052	63,202
MBIA, Inc. (Insurance)	864	62,061
McCormick & Co., Inc. (Food)	864	33,731
McDonald’s Corp. (Retail)	7,956	352,849
McGraw-Hill Cos., Inc. (Media)	2,268	152,137
McKesson Corp. (Commercial Services)	1,908	106,371
MeadWestvaco Corp. (Forest Products & Paper)	1,152	34,721
Medco Health Solutions, Inc. * (Pharmaceuticals)	1,872	110,841
MedImmune, Inc. * (Biotechnology)	1,548	53,654

Medtronic, Inc. (Healthcare - Products)	7,452	398,309
Mellon Financial Corp. (Banks)	2,664	113,859
Merck & Co., Inc. (Pharmaceuticals)	13,896	621,846
Meredith Corp. (Media)	252	14,858
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,630	620,303
MetLife, Inc. (Insurance)	4,860	301,903
MGIC Investment Corp. (Insurance)	540	33,329
Micron Technology, Inc. * (Semiconductors)	4,824	62,471
Microsoft Corp. (Software)	54,792	1,690,881
Millipore Corp. * (Biotechnology)	360	24,653
Molex, Inc. (Electrical Components & Equipment)	900	26,451
Molson Coors Brewing Co. - Class B (Beverages)	288	23,270
Monsanto Co. (Agriculture)	3,492	192,374
Monster Worldwide, Inc. * (Internet)	792	39,133
Moody’s Corp. (Commercial Services)	1,512	108,199
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	6,768	560,323
Motorola, Inc. (Telecommunications)	15,552	308,707
Murphy Oil Corp. (Oil & Gas)	1,188	59,055
Mylan Laboratories, Inc. (Pharmaceuticals)	1,368	30,288
Nabors Industries, Ltd. ADR * (Oil & Gas)	1,908	57,774
National City Corp. (Banks)	4,068	153,974
National Semiconductor Corp. (Semiconductors)	1,836	42,467
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,116	67,674
NCR Corp. * (Computers)	1,152	54,593
Network Appliance, Inc. * (Computers)	2,340	87,984
Newell Rubbermaid, Inc. (Housewares)	1,764	52,109
Newmont Mining Corp. (Mining)	2,880	129,888
News Corp. - Class A (Media)	15,192	353,214
NICOR, Inc. (Gas)	288	13,104
NIKE, Inc. - Class B (Apparel)	1,188	117,387
NiSource, Inc. (Electric)	1,764	41,983
Noble Corp. ADR (Oil & Gas)	864	64,757
Nordstrom, Inc. (Retail)	1,440	80,222
Norfolk Southern Corp. (Transportation)	2,484	123,331
Northern Trust Corp. (Banks)	1,188	72,171
Northrop Grumman Corp. (Aerospace/Defense)	2,232	158,338
Novell, Inc. * (Software)	2,124	15,399
Novellus Systems, Inc. * (Semiconductors)	756	23,307
Nucor Corp. (Iron/Steel)	1,980	127,789
NVIDIA Corp. * (Semiconductors)	2,268	69,514
Occidental Petroleum Corp. (Oil & Gas)	5,364	248,675
Office Depot, Inc. * (Retail)	1,800	67,302
OfficeMax, Inc. (Retail)	468	22,600
Omnicom Group, Inc. (Advertising)	1,116	117,403
Oracle Corp. * (Software)	25,776	442,316
PACCAR, Inc. (Auto Manufacturers)	1,620	108,329

Pactiv Corp. * (Packaging & Containers)	864	28,028
Pall Corp. (Miscellaneous Manufacturing)	792	27,530
Parker Hannifin Corp. (Miscellaneous Manufacturing)	756	62,567
Patterson Cos., Inc. * (Healthcare - Products)	900	33,849
Paychex, Inc. (Commercial Services)	2,124	84,981
Peabody Energy Corp. (Coal)	1,764	72,024
Peoples Energy Corp. (Gas)	252	10,975
PepsiCo, Inc. (Beverages)	10,620	692,850
PerkinElmer, Inc. (Electronics)	792	18,905
Pfizer, Inc. (Pharmaceuticals)	46,152	1,211,028
PG&E Corp. (Electric)	2,232	104,190
Phelps Dodge Corp. (Mining)	1,296	160,186
Pinnacle West Capital Corp. (Electric)	648	31,616
Pitney Bowes, Inc. (Office/Business Equipment)	1,440	68,933
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,116	44,919
PMC-Sierra, Inc. * (Semiconductors)	1,332	8,392
PNC Financial Services Group (Banks)	1,872	138,097
PPG Industries, Inc. (Chemicals)	1,044	69,207
PPL Corp. (Electric)	2,448	87,149
Praxair, Inc. (Chemicals)	2,052	129,399
Principal Financial Group, Inc. (Insurance)	1,728	106,462
Procter & Gamble Co. (Cosmetics/Personal Care)	20,448	1,326,462
Progress Energy, Inc. (Electric)	1,620	77,015
Progress Energy, Inc. CVO (Electric)	189	0
Progressive Corp. (Insurance)	4,860	112,703
Prologis (REIT)	1,584	102,960
Prudential Financial, Inc. (Insurance)	3,060	272,738
Public Service Enterprise Group, Inc. (Electric)	1,620	108,589
Public Storage, Inc. (REIT)	792	86,138
Pulte Homes, Inc. (Home Builders)	1,368	46,977
QLogic Corp. * (Semiconductors)	972	17,788
Qualcomm, Inc. (Telecommunications)	10,404	391,815
Quest Diagnostics, Inc. (Healthcare - Services)	1,044	54,789
Questar Corp. (Pipelines)	540	43,848
Qwest Communications International, Inc. * (Telecommunications)	10,404	84,793
R.R. Donnelley & Sons Co. (Commercial Services)	1,404	52,088
RadioShack Corp. (Retail)	864	19,094
Raytheon Co. (Aerospace/Defense)	2,844	147,604
Realogy Corp. * (Real Estate)	1,368	40,903
Regions Financial Corp. (Banks)	4,644	168,391
Reynolds American, Inc. (Agriculture)	1,116	71,982
Robert Half International, Inc. (Commercial Services)	1,080	43,956
Rockwell Collins, Inc. (Aerospace/Defense)	1,080	73,667
Rockwell International Corp. (Machinery-Diversified)	1,080	66,107

Rohm & Haas Co. (Chemicals)	900	46,854
Rowan Cos., Inc. (Oil & Gas)	684	22,497
Ryder System, Inc. (Transportation)	396	21,598
Sabre Holdings Corp. (Leisure Time)	864	27,916
SAFECO Corp. (Insurance)	684	43,783
Safeway, Inc. (Food)	2,844	102,469
SanDisk Corp. * (Computers)	1,440	57,888
Sanmina-SCI Corp. * (Electronics)	3,384	11,844
Sara Lee Corp. (Food)	4,824	82,732
Schering-Plough Corp. (Pharmaceuticals)	9,432	235,800
Schlumberger, Ltd. ADR (Oil & Gas Services)	7,452	473,128
Schwab (Diversified Financial Services)	6,552	123,964
Seagate Technology, Inc. * (a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	504	33,214
Sears Holdings Corp. * (Retail)	540	95,391
Sempra Energy (Gas)	1,692	97,086
Sherwin-Williams Co. (Chemicals)	720	49,752
Sigma-Aldrich Corp. (Chemicals)	864	32,789
Simon Property Group, Inc. (REIT)	1,440	164,722
SLM Corp. (Diversified Financial Services)	2,592	119,128
Smith International, Inc. (Oil & Gas Services)	1,260	49,997
Snap-on, Inc. (Hand/Machine Tools)	360	17,356
Solectron Corp. * (Electronics)	5,760	18,720
Southern Co. (Electric)	4,752	173,591
Southwest Airlines Co. (Airlines)	5,148	77,735
Sovereign Bancorp, Inc. (Savings & Loans)	2,304	56,794
Spectra Energy Corp. * (Pipelines)	4,068	106,257
Sprint Corp. (Telecommunications)	19,008	338,913
St. Jude Medical, Inc. * (Healthcare - Products)	2,268	96,980
St. Paul Cos., Inc. (Insurance)	4,392	223,333
Staples, Inc. (Retail)	4,500	115,740
Starbucks Corp. * (Retail)	4,788	167,293
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,368	85,609
State Street Corp. (Banks)	2,124	150,910
Stryker Corp. (Healthcare - Products)	1,944	120,411
Sun Microsystems, Inc. * (Computers)	22,536	149,639
Sunoco, Inc. (Oil & Gas)	792	49,999
SunTrust Banks, Inc. (Banks)	2,268	188,471
SuperValu, Inc. (Food)	1,296	49,222
Symantec Corp. * (Internet)	5,976	105,835
Synovus Financial Corp. (Banks)	2,088	66,670
Sysco Corp. (Food)	3,960	136,817
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,692	81,199
Target Corp. (Retail)	5,436	333,553
TECO Energy, Inc. (Electric)	1,368	23,201
Tektronix, Inc. (Electronics)	540	15,266
Tellabs, Inc. * (Telecommunications)	2,772	27,914
Temple-Inland, Inc. (Forest Products & Paper)	684	34,159
Tenet Healthcare Corp. * (Healthcare - Services)	3,096	21,858

Teradyne, Inc. * (Semiconductors)	1,188	17,701
Terex Corp. * (Machinery - Construction & Mining)	648	36,865
Texas Instruments, Inc. (Semiconductors)	9,396	293,061
Textron, Inc. (Miscellaneous Manufacturing)	828	77,145
The AES Corp. * (Electric)	4,284	89,064
The Dow Chemical Co. (Chemicals)	6,120	254,225
The E.W. Scripps Co. - Class A (Media)	540	26,368
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	828	39,330
The Gap, Inc. (Retail)	3,276	62,801
The Goldman Sachs Group, Inc. (Diversified Financial Services)	3,120	661,939
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,116	27,554
The Hershey Co. (Food)	1,116	56,961
The New York Times Co. - Class A (Media)	936	21,612
The Pepsi Bottling Group, Inc. (Beverages)	864	27,328
The Stanley Works (Hand/Machine Tools)	504	28,859
Thermo Electron Corp. * (Electronics)	2,556	122,304
Tiffany & Co. (Retail)	864	33,921
Time Warner, Inc. (Media)	25,416	555,848
TJX Cos., Inc. (Retail)	2,808	83,033
Torchmark Corp. (Insurance)	648	42,114
Transocean Sedco Forex, Inc. ADR * (Oil & Gas)	1,836	142,051
Tribune Co. (Media)	1,260	38,480
TXU Corp. (Electric)	2,952	159,644
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	12,708	405,130
Tyson Foods, Inc. - Class A (Food)	1,584	28,116
U.S. Bancorp (Banks)	11,232	399,859
Union Pacific Corp. (Transportation)	1,692	170,892
Unisys Corp. * (Computers)	2,232	19,240
United Parcel Service, Inc. - Class B (Transportation)	6,876	496,997
United States Steel Corp. (Iron/Steel)	792	66,124
United Technologies Corp. (Aerospace/Defense)	6,696	455,461
UnitedHealth Group, Inc. (Healthcare - Services)	8,676	453,409
Univision Communications, Inc. - Class A * (Media)	1,620	57,850
UnumProvident Corp. (Insurance)	2,232	49,104
UST, Inc. (Agriculture)	1,044	59,967
V. F. Corp. (Apparel)	576	43,701
Valero Energy Corp. (Oil & Gas)	3,852	209,087
VeriSign, Inc. * (Internet)	1,584	37,858
Verizon Communications, Inc. (Telecommunications)	18,720	721,094
Viacom, Inc. - Class B * (Media)	4,500	183,015
Vornado Realty Trust (REIT)	828	101,306
Vulcan Materials Co. (Building Materials)	612	62,326

W.W. Grainger, Inc. (Distribution/Wholesale)	468	36,340
Wachovia Corp. (Banks)	12,204	689,526
Wal-Mart Stores, Inc. (Retail)	15,624	745,109
Walgreen Co. (Retail)	6,408	290,282
Walt Disney Co. (Media)	13,212	464,666
Washington Mutual, Inc. (Savings & Loans)	6,084	271,285
Waste Management, Inc. (Environmental Control)	3,456	131,259
Waters Corp. * (Electronics)	648	36,735
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	648	17,639
Weatherford International, Ltd. ADR * (Oil & Gas Services)	2,196	88,674
WellPoint, Inc. * (Healthcare - Services)	3,996	313,206
Wells Fargo & Co. (Banks)	21,636	777,165
Wendy’s International, Inc. (Retail)	612	20,784
Western Union Co. (Commercial Services)	4,968	110,984
Weyerhaeuser Co. (Forest Products & Paper)	1,440	108,000
Whirlpool Corp. (Home Furnishings)	504	46,081
Whole Foods Market, Inc. (Food)	900	38,871
Williams Cos., Inc. (Pipelines)	3,852	103,965
Windstream Corp. (Telecommunications)	3,060	45,533
Wrigley (Wm.) Jr. Co. (Food)	1,404	72,334
Wyeth (Pharmaceuticals)	8,568	423,345
Wyndham Worldwide Corp. * (Lodging)	1,296	40,435
Xcel Energy, Inc. (Electric)	2,592	60,471
Xerox Corp. * (Office/Business Equipment)	6,156	105,883
Xilinx, Inc. (Semiconductors)	2,124	51,613
XL Capital, Ltd. - Class A (Insurance)	1,152	79,488
XTO Energy, Inc. (Oil & Gas)	2,304	116,283
Yahoo!, Inc. * (Internet)	7,812	221,158
YUM! Brands, Inc. (Retail)	1,692	101,537
Zimmer Holdings, Inc. * (Healthcare - Products)	1,548	130,373
Zions Bancorp (Banks)	684	58,017

TOTAL COMMON STOCKS (Cost $59,968,784)		82,704,707

	Principal Amount
Repurchase Agreements (3.4%)
UBS, 5.18%, 2/1/07, dated 1/31/07, with a repurchase price of $2,911,419 (Collateralized by $2,985,000 Federal Home Loan Bank, 3.375%, 2/15/08, market value $2,972,237)	$2,911,000	2,911,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,911,000)		2,911,000

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	5,670	1,077

TOTAL RIGHTS/WARRANTS (Cost $0)		1,077

TOTAL INVESTMENT SECURITIES (Cost $62,879,784) - 99.8%		85,616,784
Net other assets (liabilities) - 0.2%		188,986

NET ASSETS - 100.0%		$85,805,770

*	Non-income producing security

(a)	Escrowed Security

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring March 2007 (Underlying face amount at value $4,689,750)	13	$56,394

Bull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.2%
Aerospace/Defense	2.1%
Agriculture	1.9%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	6.3%
Beverages	2.0%
Biotechnology	1.1%
Building Materials	0.2%
Chemicals	1.3%
Coal	0.1%
Commercial Services	0.8%
Computers	4.0%
Cosmetics/Personal Care	2.0%
Distribution/Wholesale	0.1%
Diversified Financial Services	8.8%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.4%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	3.1%
Healthcare-Services	1.4%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Insurance	4.6%
Internet	1.7%
Iron/Steel	0.3%
Leisure Time	0.4%
Lodging	0.5%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	3.4%
Mining	0.6%

Miscellaneous Manufacturing	4.9%
Office/Business Equipment	0.2%
Oil & Gas	7.5%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	5.7%
Pipelines	0.5%
Real Estate	0.1%
Real Estate Investment Trust	1.2%
Retail	5.4%
Savings & Loans	0.4%
Semiconductors	2.3%
Software	3.6%
Telecommunications	5.9%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	3.6%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

Small-Cap ProFund

Schedule of Portfolio Investments

January 31, 2007

(unaudited)

	Shares	Value
Common Stocks (73.6%)
3Com Corp. * (Telecommunications)	7,568	$29,515
AAR Corp. * (Aerospace/Defense)	880	26,215
Aaron Rents, Inc. (Commercial Services)	968	28,575
ABM Industries, Inc. (Commercial Services)	1,320	34,109
Acadia Realty Trust (REIT)	1,584	40,693
Acco Brands Corp. * (Household Products/Wares)	1,056	25,481
Accredited Home Lenders * (Diversified Financial Services)	352	9,775
Actel Corp. * (Semiconductors)	1,320	23,575
Actuant Corp. - Class A (Miscellaneous Manufacturing)	528	26,289
Acuity Brands, Inc. (Miscellaneous Manufacturing)	880	51,048
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	616	27,628
Administaff, Inc. (Commercial Services)	528	21,616
Adolor Corp. * (Pharmaceuticals)	1,056	7,381
ADTRAN, Inc. (Telecommunications)	1,320	29,251
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,584	22,113
Advanta Corp. - Class B (Diversified Financial Services)	616	28,589
Advent Software, Inc. * (Software)	528	18,876
Advisory Board Co. * (Commercial Services)	528	29,732
Aeroflex, Inc. * (Telecommunications)	1,936	23,155
Aeropostale, Inc. * (Retail)	1,056	37,953
Affordable Residential Communities * (REIT)	1,848	20,254
Affymetrix, Inc. * (Biotechnology)	1,320	32,947
Aftermarket Technology Corp. * (Auto Parts & Equipment)	792	17,076
Agile Software Corp. * (Internet)	2,728	17,077
Agilysys, Inc. (Computers)	968	18,344
Agree Realty Corp. (REIT)	1,144	41,127
AirTran Holdings, Inc. * (Airlines)	1,848	20,457
AK Steel Holding Corp. * (Iron/Steel)	2,112	44,437
Alaska Air Group, Inc. * (Airlines)	704	30,166
Alaska Communications Systems Group, Inc. (Telecommunications)	1,936	31,286
Albany International Corp. - Class A (Machinery-Diversified)	616	20,907
Alexion Pharmaceuticals, Inc. * (Biotechnology)	704	29,265
Alkermes, Inc. * (Pharmaceuticals)	1,760	26,259
Allscripts Healthcare Solutions, Inc. * (Software)	1,144	35,006
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	1,056	22,366

Alpha Natural Resources, Inc. * (Coal)	1,144	15,421
Alpharma, Inc. - Class A (Pharmaceuticals)	880	24,244
AMERCO * (Trucking & Leasing)	264	22,121
America’s Car-Mart, Inc. * (Retail)	968	10,077
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	1,232	25,601
American Campus Communities, Inc. (REIT)	1,232	39,264
American Commercial Lines, Inc. * (Transportation)	616	43,392
American Financial Realty Trust (REIT)	2,992	33,451
American Greetings Corp. - Class A (Household Products/Wares)	1,056	25,365
American Home Mortgage Investment Corp. (REIT)	792	27,672
American Medical Systems Holdings, Inc. * (Healthcare - Products)	1,584	31,522
American Physicians Capital, Inc. * (Insurance)	792	30,650
American Reprographics Co. * (Software)	616	19,293
American States Water Co. (Water)	792	31,038
AMERIGROUP Corp. * (Healthcare - Services)	968	35,099
Amkor Technology, Inc. * (Semiconductors)	2,112	22,239
AMN Healthcare Services, Inc. * (Commercial Services)	968	25,052
AmSurg Corp. * (Healthcare - Services)	792	17,424
Anaren, Inc. * (Telecommunications)	880	14,520
Andrew Corp. * (Telecommunications)	3,080	32,710
Anixter International, Inc. * (Telecommunications)	616	34,046
ANSYS, Inc. * (Software)	616	30,732
Apogee Enterprises, Inc. (Building Materials)	1,320	25,120
Apollo Investment Corp. (Investment Companies)	1,936	42,979
Applebee’s International, Inc. (Retail)	1,672	42,201
Applera Corp. - Celera Genomics Group * (Biotechnology)	2,024	32,101
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,056	25,872
Applied Micro Circuits Corp. * (Semiconductors)	6,864	23,612
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,056	29,325
aQuantive, Inc. * (Internet)	1,408	37,734
Aquila, Inc. * (Electric)	8,536	38,668
Arbitron, Inc. (Commercial Services)	616	28,564
Arch Chemicals, Inc. (Chemicals)	704	23,746
Arena Pharmaceuticals, Inc. * (Biotechnology)	1,408	17,980
Ares Capital Corp. (Investment Companies)	1,760	34,918

Ariba, Inc. * (Internet)	1,936	18,005
Arkansas Best Corp. (Transportation)	528	20,180
Array BioPharma, Inc. * (Pharmaceuticals)	2,024	27,850
Arris Group, Inc. * (Telecommunications)	2,112	30,033
ArthroCare Corp. * (Healthcare-Products)	616	22,730
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,496	28,798
Aspen Technology, Inc. * (Software)	1,320	13,530
Astec Industries, Inc. * (Machinery - Construction & Mining)	528	19,013
Atheros Communications * (Telecommunications)	1,056	25,091
Atlas America, Inc. * (Oil & Gas)	528	28,264
ATMI, Inc. * (Semiconductors)	968	32,370
ATP Oil & Gas Corp. * (Oil & Gas)	528	21,954
Atwood Oceanics, Inc. * (Oil & Gas)	528	25,539
Avid Technology, Inc. * (Software)	792	29,304
Avista Corp. (Electric)	1,408	35,411
Avocent Corp. * (Internet)	968	33,435
Axcelis Technologies, Inc. * (Semiconductors)	2,904	18,702
Baldor Electric Co. (Hand/Machine Tools)	880	31,082
Bally Technologies, Inc. * (Entertainment)	1,320	25,331
BE Aerospace, Inc. * (Aerospace/Defense)	1,496	44,551
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	1,056	22,007
BearingPoint, Inc. * (Commercial Services)	3,784	30,310
Belden, Inc. (Electrical Components & Equipment)	880	38,060
Belo Corp. - Class A (Media)	1,936	36,242
Benchmark Electronics, Inc. * (Electronics)	1,232	27,905
Berry Petroleum Co. - Class A (Oil & Gas)	704	21,852
Big 5 Sporting Goods Corp. (Retail)	880	21,375
Big Lots, Inc. * (Retail)	2,200	57,045
Bill Barrett Corp. * (Oil & Gas)	704	21,754
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	352	30,286
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	1,936	36,668
BioMed Realty Trust, Inc. (REIT)	1,232	36,751
Biosite Diagnostics, Inc. * (Healthcare - Products)	352	18,966
Black Hills Corp. (Electric)	880	32,622
Blackbaud, Inc. (Software)	1,144	27,422
Blackboard, Inc. * (Software)	704	20,557
Blockbuster, Inc. - Class A * (Retail)	4,576	29,698
Blue Nile, Inc. * (Internet)	528	19,541
Bob Evans Farms, Inc. (Retail)	968	32,883
Books-A-Million, Inc. (Retail)	968	18,489
Borders Group, Inc. (Retail)	1,320	27,694
Boston Private Financial Holdings, Inc. (Banks)	1,144	33,084

Bowater, Inc. (Forest Products & Paper)	1,056	28,903
Bowne & Co., Inc. (Commercial Services)	1,672	25,147
Brady Corp. - Class A (Electronics)	880	32,956
Briggs & Stratton Corp. (Machinery-Diversified)	968	28,692
Bright Horizons Family Solutions, Inc. * (Commercial Services)	704	27,576
Brightpoint, Inc. * (Distribution/Wholesale)	1,144	12,595
Bristow Group, Inc. * (Transportation)	616	23,008
Brocade Communications Systems, Inc. * (Computers)	7,948	68,193
Brookline Bancorp, Inc. (Savings & Loans)	2,728	36,310
Brooks Automation, Inc. * (Semiconductors)	1,848	25,724
Brown Shoe Co., Inc. (Retail)	704	38,262
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	616	28,589
Building Materials Holding Corp. (Distribution/Wholesale)	704	16,776
CACI International, Inc. - Class A * (Computers)	528	24,832
Calamos Asset Management, Inc. (Diversified Financial Services)	704	19,283
California Water Service Group (Water)	792	31,491
Callaway Golf Co. (Leisure Time)	1,848	30,529
Cambrex Corp. (Biotechnology)	968	21,180
Capital Bancorp Ltd. (Banks)	704	30,202
Capital Lease Funding, Inc. (REIT)	1,936	21,703
Capital Senior Living Corp. * (Healthcare - Services)	1,848	19,663
Carrizo Oil & Gas, Inc. * (Oil & Gas)	704	20,205
Carter’s, Inc. * (Apparel)	968	24,587
Casey’s General Stores, Inc. (Retail)	1,144	29,195
Cash America International, Inc. (Retail)	704	30,068
Catalina Marketing Corp. (Advertising)	968	27,637
Cathay Bancorp, Inc. (Banks)	1,232	42,701
Cavco Industries, Inc. * (Home Builders)	440	14,243
Cedar Shopping Centers, Inc. (REIT)	2,024	33,902
Celadon Group, Inc. * (Transportation)	792	13,298
Centene Corp. * (Healthcare - Services)	880	21,930
Center Financial Corp. (Banks)	1,232	28,964
Central European Distribution Corp. * (Distribution/Wholesale)	704	20,761
Central Garden & Pet Co. * (Household Products/Wares)	528	23,649
Central Pacific Financial Corp. (Banks)	1,056	41,268
Century Aluminum Co. * (Mining)	528	24,066
Cenveo, Inc. * (Commercial Services)	1,320	30,862

Cepheid, Inc. * (Healthcare - Products)	1,584	13,100
Ceradyne, Inc. * (Miscellaneous Manufacturing)	528	28,554
CF Industries Holdings, Inc. (Chemicals)	1,584	48,311
Champion Enterprises, Inc. * (Home Builders)	1,760	14,450
Chaparral Steel Co. (Iron/Steel)	440	22,563
Charming Shoppes, Inc. * (Retail)	2,376	31,173
Charter Communications, Inc. - Class A * (Media)	14,080	49,280
CharterMac (Diversified Financial Services)	1,672	35,313
Checkpoint Systems, Inc. * (Electronics)	968	18,189
Chemed Corp. (Commercial Services)	528	19,272
Chesapeake Corp. (Packaging & Containers)	1,320	23,179
Chittenden Corp. (Banks)	1,584	48,249
Christopher & Banks Corp. (Retail)	792	14,082
Cincinnati Bell, Inc. * (Telecommunications)	5,984	29,082
CIRCOR International, Inc. (Metal Fabricate/Hardware)	968	34,936
Cirrus Logic, Inc. * (Semiconductors)	2,288	16,977
Citizens Banking Corp. (Banks)	1,891	46,348
CKE Restaurants, Inc. (Retail)	1,408	27,836
Clarcor, Inc. (Miscellaneous Manufacturing)	1,056	36,601
CLECO Corp. (Electric)	1,496	38,208
Cleveland-Cliffs, Inc. (Iron/Steel)	440	24,050
CMGI, Inc. * (Internet)	13,376	16,988
CNET Networks, Inc. * (Internet)	3,080	28,182
Coeur d’Alene Mines Corp. * (Mining)	5,544	24,283
Cogent, Inc. * (Electronics)	968	10,212
Cognex Corp. (Machinery-Diversified)	1,056	23,042
Coherent, Inc. * (Electronics)	704	21,648
Coinmatch Service Corp. - Class A (Commercial Services)	2,112	23,654
Coinstar, Inc. * (Commercial Services)	792	23,950
Comfort Systems USA, Inc. (Building Materials)	1,232	15,055
Commscope, Inc. * (Telecommunications)	1,056	34,119
Community Bank System, Inc. (Banks)	1,584	35,893
Compagnie Generale de Geophysique - Veritas ADR * (Oil & Gas Services)	1,688	67,030
Compass Minerals International, Inc. (Mining)	1,144	35,498
Comstock Resources, Inc. * (Oil & Gas)	880	28,116
Comtech Telecommunications Corp. * (Telecommunications)	528	19,008
Conexant Systems, Inc. * (Semiconductors)	9,768	18,168
Conor Medsystems, Inc. * (Pharmaceuticals)	704	23,387

Consolidated Communications Holdings, Inc. (Telecommunications)	1,144	25,225
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,672	26,735
Corinthian Colleges, Inc. * (Commercial Services)	1,936	25,284
Cornell Companies, Inc. * (Commercial Services)	1,232	23,383
Corus Bankshares, Inc. (Banks)	968	20,618
CoStar Group, Inc. * (Commercial Services)	440	20,887
Covad Communications Group, Inc. * (Internet)	6,688	9,096
Cox Radio, Inc. - Class A * (Media)	1,848	28,940
Cross Country Healthcare, Inc. * (Commercial Services)	1,144	25,809
Crosstex Energy, Inc. (Oil & Gas)	792	25,962
CSG Systems International, Inc. * (Software)	1,056	26,484
CT Communications, Inc. (Telecommunications)	1,144	27,948
CTS Corp. (Electronics)	1,496	23,188
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,232	22,669
Cumulus Media, Inc. - Class A * (Media)	1,848	19,108
Curtiss-Wright Corp. (Aerospace/Defense)	880	33,598
CV Therapeutics, Inc. * (Pharmaceuticals)	1,232	16,620
Cymer, Inc. * (Electronics)	792	33,446
Daktronics, Inc. (Electronics)	880	30,422
Delta & Pine Land Co. (Agriculture)	880	35,816
Delta Petroleum Corp. * (Oil & Gas)	1,320	28,974
Deluxe Corp. (Commercial Services)	1,232	36,861
DepoMed, Inc. * (Pharmaceuticals)	2,640	9,346
DeVry, Inc. (Commercial Services)	1,232	34,693
DiamondRock Hospitality Co. (REIT)	2,200	41,470
Digene Corp. * (Biotechnology)	440	22,638
Digital Insight Corp. * (Internet)	792	30,801
Digital River, Inc. * (Internet)	704	36,031
Digitas, Inc. * (Internet)	2,112	28,470
Dime Community Bancshares, Inc. (Savings & Loans)	2,376	31,910
Diodes, Inc. * (Semiconductors)	528	19,362
Direct General Corp. (Insurance)	1,320	27,456
DJO, Inc. * (Healthcare - Products)	528	21,859
Dobson Communications Corp. - Class A * (Telecommunications)	3,168	30,698
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	616	29,032
Dover Downs Gaming & Entertainment, Inc. (Entertainment)	880	11,519
Dress Barn, Inc. * (Retail)	968	21,751
Drill-Quip, Inc. * (Oil & Gas Services)	528	19,642
DSW, Inc. - Class A * (Retail)	528	21,168
DTS, Inc. * (Home Furnishings)	968	23,745
Duquesne Light Holdings, Inc. (Electric)	2,024	40,500
Dycom Industries, Inc. * (Engineering & Construction)	968	21,906

EarthLink, Inc. * (Internet)	2,992	21,872
Eclipsys Corp. * (Software)	1,056	20,698
Education Realty Trust, Inc. (REIT)	1,584	23,808
eFunds Corp. * (Software)	1,056	28,216
EGL, Inc. * (Transportation)	704	26,829
El Paso Electric Co. * (Electric)	1,496	36,353
Electronics for Imaging, Inc. * (Computers)	1,232	28,398
EMCOR Group, Inc. * (Engineering & Construction)	616	35,371
Emmis Communications Corp. (Media)	968	8,364
Empire District Electric Co. (Electric)	1,760	41,906
EMS Technologies, Inc. * (Telecommunications)	968	20,057
Emulex Corp. * (Semiconductors)	1,672	29,678
Encompass Services Corp. *(a) (Commercial Services)	1	0
Encore Acquisition Co. * (Oil & Gas)	1,144	29,687
Encore Wire Corp. * (Electrical Components & Equipment)	528	12,545
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	792	27,284
Energy Partners, Ltd. * (Oil & Gas)	880	19,061
EnerSys * (Electrical Components & Equipment)	1,320	21,463
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	528	17,450
Entegris, Inc. * (Semiconductors)	3,168	33,993
Entravision Communications Corp. * (Media)	2,200	17,600
Enzo Biochem, Inc. * (Biotechnology)	1,144	16,977
Epicor Software Corp. * (Software)	1,584	21,938
Equinix, Inc. * (Internet)	528	44,388
Equity Inns, Inc. (REIT)	2,024	33,396
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	528	25,223
eSPEED, Inc. - Class A * (Diversified Financial Services)	2,288	18,304
Esterline Technologies Corp. * (Aerospace/Defense)	616	24,622
Ethan Allen Interiors, Inc. (Home Furnishings)	616	23,205
Euronet Worldwide, Inc. * (Commercial Services)	792	22,857
Evergreen Energy, Inc. * (Energy - Alternate Sources)	1,496	13,449
Evergreen Solar, Inc. * (Energy - Alternate Sources)	1,496	12,551
Exelixis, Inc. * (Biotechnology)	2,200	21,560
Extra Space Storage, Inc. (REIT)	1,672	33,005
F.N.B. Corp. (Banks)	2,552	44,890
FairPoint Communications, Inc. (Telecommunications)	1,320	26,743
Federal Signal Corp. (Miscellaneous Manufacturing)	1,320	21,674
FelCor Lodging Trust, Inc. (REIT)	1,672	36,901
FiberTower Corp. * (Telecommunications)	1,408	7,364

Fieldstone Investment Corp. (REIT)	2,200	7,722
Financial Federal Corp. (Diversified Financial Services)	792	22,651
Finisar Corp. * (Telecommunications)	5,016	16,252
First BanCorp. (Banks)	2,288	24,436
First Commonwealth Financial Corp. (Banks)	2,816	37,030
First Community Bancorp - Class A (Banks)	616	32,833
First Indiana Corp. (Banks)	1,408	33,440
First Midwest Bancorp, Inc. (Banks)	1,320	49,553
First Niagara Financial Group, Inc. (Savings & Loans)	2,728	39,529
First Potomac Realty Trust (REIT)	1,056	31,712
First Republic Bank (Banks)	704	37,819
First State Bancorporation (Banks)	1,496	34,588
Fleetwood Enterprises, Inc. * (Home Builders)	2,024	18,641
FLIR Systems, Inc. * (Electronics)	1,320	40,802
Florida East Coast Industries, Inc. (Transportation)	704	42,663
Flow International Corp. * (Machinery-Diversified)	1,232	14,390
Flowers Foods, Inc. (Food)	1,056	29,695
FormFactor, Inc. * (Semiconductors)	880	35,772
Forward Air Corp. (Transportation)	704	22,092
Fossil, Inc. * (Household Products/Wares)	1,144	25,751
Foundry Networks, Inc. * (Telecommunications)	2,816	40,747
FPIC Insurance Group, Inc. * (Insurance)	616	27,036
Franklin Bank Corp. Houston * (Savings & Loans)	1,496	28,424
Freightcar America, Inc. (Miscellaneous Manufacturing)	352	20,455
Fremont General Corp. (Banks)	1,320	17,952
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	2,904	22,825
FTI Consulting, Inc. * (Commercial Services)	880	24,121
FuelCell Energy, Inc. * (Energy - Alternate Sources)	1,672	11,052
Fuller (H.B.) Co. (Chemicals)	616	15,936
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	616	23,919
Gaylord Entertainment Co. * (Lodging)	792	43,765
Gemstar-TV Guide International, Inc. * (Media)	6,600	26,664
GenCorp, Inc. * (Aerospace/Defense)	1,408	21,064
General Cable Corp. * (Electrical Components & Equipment)	968	41,751
General Communication, Inc. - Class A * (Telecommunications)	1,936	29,931
Genesco, Inc. * (Retail)	528	20,798
Genesee & Wyoming, Inc. - Class A * (Transportation)	792	22,326
Genesis Healthcare Corp. * (Healthcare - Services)	440	26,937

Gevity HR, Inc. (Commercial Services)	704	15,537
Giant Industries, Inc. * (Oil & Gas)	352	26,354
Gibraltar Industries, Inc. (Iron/Steel)	704	17,269
GMH Communities Trust (REIT)	1,760	17,266
Graftech International, Ltd. * (Electrical Components & Equipment)	2,728	22,151
Granite Construction, Inc. (Engineering & Construction)	704	37,705
Great Wolf Resorts, Inc. * (Entertainment)	1,496	21,124
Greater Bay Bancorp (Banks)	1,408	39,340
Green Mountain Coffee Roasters, Inc. * (Beverages)	528	31,210
Greenhill & Co., Inc. (Diversified Financial Services)	352	26,375
Greif Brothers Corp. - Class A (Packaging & Containers)	352	40,237
Grey Wolf, Inc. * (Oil & Gas)	3,872	26,446
Group 1 Automotive, Inc. (Retail)	440	23,320
GSI Commerce, Inc. * (Internet)	1,232	20,069
GUESS?, Inc. * (Apparel)	440	31,728
Guitar Center, Inc. * (Retail)	528	24,156
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,232	44,697
Haemonetics Corp. * (Healthcare - Products)	528	25,471
Hancock Holding Co. (Banks)	704	33,081
Hanmi Financial Corp. (Banks)	1,584	32,440
Hanover Compressor Co. * (Oil & Gas Services)	1,936	37,462
Haverty Furniture Cos., Inc. (Retail)	1,320	20,209
Headwaters, Inc. * (Energy - Alternate Sources)	880	19,994
Healthcare Realty Trust, Inc. (REIT)	1,056	44,752
Healthcare Services Group, Inc. (Commercial Services)	1,232	35,629
HealthExtras, Inc. * (Pharmaceuticals)	616	15,745
Healthways, Inc. * (Healthcare - Services)	704	31,969
Heartland Express, Inc. (Transportation)	1,408	23,837
HEICO Corp. (Aerospace/Defense)	792	29,019
Heidrick & Struggles International, Inc. * (Commercial Services)	616	26,901
Hercules, Inc. * (Chemicals)	2,288	44,868
Herman Miller, Inc. (Office Furnishings)	1,320	49,632
Hexcel Corp. * (Aerospace/Defense Equipment)	1,936	37,249
Hibbett Sporting Goods, Inc. * (Retail)	880	28,257
Highland Hospitality Corp. (REIT)	2,200	34,936
Hologic, Inc. * (Healthcare - Products)	792	43,996
HomeBanc Corp. (REIT)	3,608	11,942
Horace Mann Educators Corp. (Insurance)	1,760	34,901
Horizon Health Corp. * (Healthcare - Services)	880	17,318
Houston Exploration Co. * (Oil & Gas)	528	27,625

Hovnanian Enterprises, Inc. - Class A * (Home Builders)	968	32,224
Hub Group, Inc. - Class A * (Transportation)	1,056	31,532
Human Genome Sciences, Inc. * (Biotechnology)	2,728	32,136
Huron Consulting Group, Inc. * (Commercial Services)	528	27,377
Hutchinson Technology, Inc. * (Computers)	704	15,643
Hydril * (Oil & Gas Services)	352	27,843
Hyperion Solutions Corp. * (Software)	1,144	48,300
Iconix Brand Group, Inc. * (Apparel)	1,056	21,025
ICU Medical, Inc. * (Healthcare - Products)	440	17,358
IDACORP, Inc. (Electric)	1,056	39,019
IDT Corp. - Class B * (Telecommunications)	1,408	18,938
IKON Office Solutions, Inc. (Office/Business Equipment)	2,112	31,469
Illumina, Inc. * (Biotechnology)	880	35,949
Imation Corp. (Computers)	704	30,631
Immucor, Inc. * (Healthcare - Products)	1,408	44,407
IMPAC Mortgage Holdings, Inc. (REIT)	1,760	15,171
Informatica Corp. * (Software)	1,760	22,106
Infospace, Inc. * (Internet)	704	16,361
InnKeepers USA Trust (REIT)	1,672	27,404
Input/Output, Inc. * (Oil & Gas Services)	1,760	24,094
Insight Enterprises, Inc. * (Retail)	1,232	25,047
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	792	22,105
Interdigital Communications Corp. * (Telecommunications)	1,056	36,633
Interline Brands, Inc. * (Building Materials)	792	18,002
Intermec, Inc. * (Machinery-Diversified)	968	23,261
International Coal Group, Inc. * (Coal)	2,640	12,619
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	792	32,813
Intervest Bancshares Corp. * (Banks)	616	18,696
Invacare Corp. (Healthcare - Products)	792	17,099
inVentiv Health, Inc. * (Advertising)	704	24,703
Inverness Medical Innovations, Inc. * (Healthcare - Products)	704	29,019
Iowa Telecommunications Services, Inc. (Telecommunications)	1,496	30,070
iPCS, Inc. * (Telecommunications)	440	23,456
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	2,464	25,601
Itron, Inc. * (Electronics)	440	25,362
j2 Global Communications, Inc. * (Internet)	968	25,633
Jack Henry & Associates, Inc. (Computers)	1,672	35,680

Jack in the Box, Inc. * (Retail)	792	48,937
Jackson Hewitt Tax Service, Inc. (Commercial Services)	792	28,963
Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	2,464	30,628
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	880	17,838
Jer Investors Trust, Inc. (REIT)	1,584	32,440
JetBlue Airways Corp. * (Airlines)	3,168	43,339
Journal Communications, Inc. - Class A (Media)	2,024	27,263
K-V Pharmaceutical Co. * (Pharmaceuticals)	1,056	26,643
K2, Inc. * (Leisure Time)	1,848	22,324
Kadant, Inc. * (Machinery-Diversified)	880	24,068
Kaman Corp. (Aerospace/Defense)	968	22,061
Kanbay International, Inc. * (Computers)	1,144	33,107
KEMET Corp. * (Electronics)	2,112	15,924
Kensey Nash Corp. * (Healthcare - Products)	616	19,515
Keryx Biopharmaceuticals, Inc. * (Biotechnology)	1,320	15,061
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	528	18,929
Kimball International, Inc. - Class B (Home Furnishings)	1,496	36,861
Kindred Healthcare, Inc. * (Healthcare - Services)	704	20,205
KKR Financial Corp. (REIT)	1,496	40,482
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	2,112	38,164
Knight Transportation, Inc. (Transportation)	1,320	24,816
Komag, Inc. * (Computers)	616	21,018
Korn/Ferry International * (Commercial Services)	1,144	27,319
Kronos, Inc. * (Computers)	616	23,408
Kyphon, Inc. * (Healthcare - Products)	880	41,175
Labor Ready, Inc. * (Commercial Services)	1,144	21,484
LaBranche & Co., Inc. * (Diversified Financial Services)	1,320	12,382
Laclede Group, Inc. (Gas)	1,232	40,015
Lance, Inc. (Food)	968	20,589
Landauer, Inc. (Commercial Services)	528	27,123
LaSalle Hotel Properties (REIT)	792	37,707
Lattice Semiconductor Corp. * (Semiconductors)	3,080	18,049
Lawson Software, Inc. * (Software)	2,992	22,470
LCA-Vision, Inc. (Healthcare - Products)	440	17,037
Lear Corp. (Auto Parts & Equipment)	1,320	44,695
Lee Enterprises, Inc. (Media)	1,144	38,015
Level 3 Communications, Inc. * (Telecommunications)	2,676	16,618
LIFE TIME FITNESS, Inc. * (Leisure Time)	704	38,157
Lifecell Corp. * (Biotechnology)	792	18,937

Lightbridge, Inc. * (Telecommunications)	1,144	18,361
Lindsay Manufacturing Co. (Machinery-Diversified)	704	22,380
Littelfuse, Inc. * (Electrical Components & Equipment)	616	19,336
Live Nation, Inc. * (Commercial Services)	1,320	32,578
LKQ Corp. * (Distribution/Wholesale)	1,144	24,504
Lodgian, Inc. * (Lodging)	1,320	17,411
Lone Star Technologies, Inc. * (Oil & Gas Services)	616	29,784
Longs Drug Stores Corp. (Retail)	616	26,488
Longview Fibre Co. (Forest Products & Paper)	1,232	25,847
LTC Properties, Inc. (REIT)	1,584	44,668
Lufkin Industries, Inc. (Oil & Gas Services)	352	21,067
Luminent Mortgage Capital, Inc. (REIT)	2,200	20,372
Luminex Corp. * (Healthcare - Products)	1,144	14,540
Macrovision Corp. * (Entertainment)	1,144	28,291
Magellan Health Services, Inc. * (Healthcare - Services)	704	28,730
Maguire Properties, Inc. (REIT)	880	38,236
Manhattan Associates, Inc. * (Computers)	1,056	29,642
Mariner Energy, Inc. * (Oil & Gas)	1,496	30,085
Martek Biosciences Corp. * (Biotechnology)	704	16,410
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	1,056	29,483
MasTec, Inc. * (Telecommunications)	1,144	12,870
Mattson Technology, Inc. * (Semiconductors)	1,760	15,330
Maxwell Technologies, Inc. * (Computers)	880	10,754
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	880	22,132
MCG Capital Corp. (Investment Companies)	1,584	31,316
McMoRan Exploration Co. * (Oil & Gas)	968	11,945
Meadowbrook Insurance Group, Inc. * (Insurance)	2,464	24,739
Medarex, Inc. * (Pharmaceuticals)	2,728	36,746
Media General, Inc. - Class A (Media)	616	24,646
Medical Action Industries, Inc. * (Healthcare - Products)	792	24,988
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,056	40,054
Mentor Corp. (Healthcare - Products)	704	35,897
Mentor Graphics Corp. * (Computers)	1,760	32,736
Meridian Bioscience, Inc. (Healthcare - Products)	704	20,874
Merit Medical Systems, Inc. * (Healthcare - Products)	1,320	20,803
Meritage Homes Corp. * (Home Builders)	440	19,558

Metal Management, Inc. (Environmental Control)	616	25,281
MGI Pharma, Inc. * (Pharmaceuticals)	1,584	30,444
Micrel, Inc. * (Semiconductors)	1,936	19,573
Micros Systems, Inc. * (Computers)	792	44,590
Microsemi Corp. * (Semiconductors)	1,408	25,626
MicroStrategy, Inc. - Class A * (Software)	176	21,370
MKS Instruments, Inc. * (Semiconductors)	968	21,170
Mobile Mini, Inc. * (Storage/Warehousing)	880	23,399
Modine Manufacturing Co. (Auto Parts & Equipment)	880	23,021
Molecular Devices Corp. * (Electronics)	528	18,575
Moog, Inc. - Class A * (Aerospace/Defense)	792	30,880
Movado Group, Inc. (Retail)	880	25,256
MPS Group, Inc. * (Commercial Services)	2,112	31,638
MTS Systems Corp. (Computers)	528	22,583
Mueller Industries, Inc. (Metal Fabricate/Hardware)	792	25,795
Myriad Genetics, Inc. * (Biotechnology)	968	34,596
Nara Bancorp, Inc. (Banks)	1,408	27,639
NATCO Group, Inc. - Class A * (Oil & Gas Services)	528	18,353
National Financial Partners (Diversified Financial Services)	792	38,887
Navigant Consulting Co. * (Commercial Services)	968	20,115
Navistar International Corp. * (Auto Manufacturers)	1,232	54,504
NBTY, Inc. * (Pharmaceuticals)	1,056	54,755
NCI Building Systems, Inc. * (Building Materials)	440	25,045
Nektar Therapeutics * (Biotechnology)	1,760	22,352
NetBank, Inc. (Internet)	3,432	12,939
Netflix, Inc. * (Internet)	880	20,064
NETGEAR, Inc. * (Telecommunications)	792	20,394
NewAlliance Bancshares, Inc. (Savings & Loans)	2,904	46,463
Newcastle Investment Corp. (REIT)	1,056	34,236
NewMarket Corp. (Chemicals)	440	24,508
Newport Corp. * (Telecommunications)	1,232	24,591
Nordson Corp. (Machinery-Diversified)	616	31,859
NorthStar Realty Finance Corp. (REIT)	1,936	34,170
NorthWestern Corp. (Electric)	968	34,712
Novastar Financial, Inc. (REIT)	704	14,953
Nu Skin Enterprises, Inc. (Retail)	1,584	29,225
Nuance Communications, Inc. * (Software)	2,464	28,385
NuCo2, Inc. * (Distribution/Wholesale)	792	17,289

NuVasive, Inc. * (Healthcare - Products)	1,056	25,566
Nuvelo, Inc. * (Pharmaceuticals)	1,320	4,607
O’Charley’s, Inc. * (Retail)	1,496	31,775
Odyssey Healthcare, Inc. * (Healthcare - Services)	1,056	13,105
Ohio Casualty Corp. (Insurance)	1,408	41,593
Oil States International, Inc. * (Oil & Gas Services)	880	25,362
Old Dominion Freight Line, Inc. * (Transportation)	616	17,112
Old National Bancorp (Banks)	2,200	41,228
Olin Corp. (Chemicals)	1,496	25,193
OM Group, Inc. * (Chemicals)	616	30,098
OMEGA Healthcare Investors, Inc. (REIT)	2,288	41,481
OmniVision Technologies, Inc. * (Semiconductors)	1,056	12,186
ON Semiconductor Corp. * (Semiconductors)	3,432	28,692
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,144	13,556
Openwave Systems, Inc. * (Internet)	1,936	17,076
Opsware, Inc. * (Internet)	2,200	17,600
Orbital Sciences Corp. * (Aerospace/Defense)	1,408	24,020
Oriental Financial Group, Inc. (Banks)	2,024	25,948
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,056	35,925
Owens & Minor, Inc. (Distribution/Wholesale)	880	29,437
P.F. Chang’s China Bistro, Inc. * (Retail)	616	24,400
Pacer International, Inc. (Transportation)	880	27,421
Pacific Sunwear of California, Inc. * (Retail)	1,408	27,597
Palm, Inc. * (Computers)	1,672	23,124
Palomar Medical Technologies, Inc. * (Healthcare - Products)	440	21,894
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	792	20,893
Parallel Petroleum Corp. * (Oil & Gas)	968	19,041
Parametric Technology Corp. * (Software)	2,376	47,092
PAREXEL International Corp. * (Commercial Services)	792	25,938
Parker Drilling Co. * (Oil & Gas)	2,552	23,632
Pathmark Stores, Inc. * (Food)	1,936	21,219
Payless ShoeSource, Inc. * (Retail)	1,232	41,826
Peet’s Coffee & Tea, Inc. * (Beverages)	704	18,198
Penn Virginia Corp. (Oil & Gas)	440	32,242
Penwest Pharmaceuticals Co. * (Pharmaceuticals)	792	11,278
Pericom Semiconductor Corp. * (Semiconductors)	2,376	23,689
Perot Systems Corp. - Class A * (Computers)	1,848	30,196

Perrigo Co. (Pharmaceuticals)	1,760	30,413
Perry Ellis International, Inc. * (Apparel)	1,320	39,719
Petrohawk Energy Corp. * (Oil & Gas)	1,584	18,279
PFF Bancorp, Inc. (Savings & Loans)	1,232	41,727
PHH Corp. * (Commercial Services)	1,056	30,899
Phillips-Van Heusen Corp. (Apparel)	1,056	58,238
Photronics, Inc. * (Semiconductors)	1,232	20,525
Pier 1 Imports, Inc. (Retail)	2,024	13,702
Pilgrim’s Pride Corp. (Food)	792	25,083
Pinnacle Entertainment, Inc. * (Entertainment)	968	33,425
Pioneer Drilling Co. * (Oil & Gas)	1,144	14,494
Piper Jaffray * (Diversified Financial Services)	440	30,334
Placer Sierra Bancshares (Banks)	1,144	31,449
Plantronics, Inc. (Telecommunications)	968	19,070
Plexus Corp. * (Electronics)	880	14,784
PNM Resources, Inc. (Electric)	1,496	45,598
Polaris Industries, Inc. (Leisure Time)	792	37,034
Polycom, Inc. * (Telecommunications)	1,672	56,212
PolyMedica Corp. (Healthcare - Products)	528	21,141
PolyOne Corp. * (Chemicals)	2,376	17,416
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	440	19,127
Potlatch Corp. (Forest Products & Paper)	792	37,390
Powerwave Technologies, Inc. * (Telecommunications)	2,376	13,876
Preferred Bank (Banks)	968	63,287
Premiere Global Services, Inc. * (Telecommunications)	2,288	21,644
Priceline.com, Inc. * (Internet)	616	26,254
PrivateBancorp, Inc. (Banks)	792	29,613
ProAssurance Corp. * (Insurance)	792	40,226
Progenics Pharmaceuticals, Inc. * (Pharmaceuticals)	792	23,736
Progress Software Corp. * (Software)	968	27,501
Prosperity Bancshares, Inc. (Banks)	1,056	36,960
PSS World Medical, Inc. * (Healthcare - Products)	1,496	29,950
Psychiatric Solutions, Inc. * (Healthcare - Services)	1,056	41,120
Quanex Corp. (Metal Fabricate/Hardware)	704	27,590
Quantum Corp. * (Computers)	6,160	15,338
Quest Resource Corp. * (Oil & Gas)	1,232	11,162
Quest Software, Inc. * (Software)	1,496	22,335
Quiksilver, Inc. * (Apparel)	2,464	35,013
Rackable Systems, Inc. * (Computers)	528	10,085
Radio One, Inc. - Class D * (Media)	2,376	17,464
RadiSys Corp. * (Computers)	880	14,793
Ralcorp Holdings, Inc. * (Food)	616	34,089
Ramco-Gershenson Properties Trust (REIT)	1,408	52,743
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	880	26,998
RCN Corp. * (Telecommunications)	1,056	31,353
Reader’s Digest Association, Inc. (Media)	2,464	41,617

RealNetworks, Inc. * (Internet)	2,200	23,474
Red Robin Gourmet Burgers, Inc. * (Retail)	440	15,730
Regal-Beloit Corp. (Hand/Machine Tools)	616	30,997
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,232	24,504
Regis Corp. (Retail)	880	36,775
Rent-A-Center, Inc. * (Commercial Services)	1,320	38,887
Rentech, Inc. * (Environmental Control)	3,432	12,149
Republic Property Trust (REIT)	2,464	28,213
Resources Connection, Inc. * (Commercial Services)	1,056	33,158
Rewards Network, Inc. * (Commercial Services)	2,024	13,176
RF Micro Devices, Inc. * (Telecommunications)	3,784	29,212
Rofin-Sinar Technologies, Inc. * (Electronics)	440	28,789
Rogers Corp. * (Electronics)	440	22,739
RTI International Metals, Inc. * (Mining)	440	35,970
Ruby Tuesday, Inc. (Retail)	1,232	35,248
Rush Enterprises, Inc. * (Retail)	968	17,734
Ryerson, Inc. (Iron/Steel)	616	19,324
Safety Insurance Group, Inc. (Insurance)	528	25,788
Saia, Inc. * (Transportation)	616	16,416
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	1,320	18,744
ScanSource, Inc. * (Distribution/Wholesale)	792	23,237
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	528	20,328
Sciele Pharma, Inc. * (Pharmaceuticals)	704	16,720
Seabright Insurance Holdings * (Insurance)	1,144	20,603
Select Comfort Corp. * (Retail)	1,056	19,473
Semtech Corp. * (Semiconductors)	1,672	22,906
Shuffle Master, Inc. * (Entertainment)	792	21,075
Signature Bank * (Banks)	1,056	34,964
Silicon Image, Inc. * (Semiconductors)	2,112	25,534
Simpson Manufacturing Co., Inc. (Building Materials)	792	25,906
Sinclair Broadcast Group, Inc. - Class A (Media)	2,288	26,930
SiRF Technology Holdings, Inc. * (Semiconductors)	968	28,420
Sirona Dental Systems, Inc. (Healthcare - Products)	440	18,841
Skyline Corp. (Home Builders)	616	23,279
SkyWest, Inc. (Airlines)	1,232	33,436
Skyworks Solutions, Inc. * (Semiconductors)	3,520	23,126
Sohu.com, Inc. * (Internet)	616	16,546

Sonic Corp. * (Retail)	1,760	39,090
SonicWALL, Inc. * (Internet)	1,936	16,320
SonoSite, Inc. * (Healthcare - Products)	528	17,160
Sonus Networks, Inc. * (Telecommunications)	5,192	37,589
Sotheby’s (Commercial Services)	1,144	42,420
Southwest Bancorp, Inc. (Banks)	1,408	37,509
Southwest Gas Corp. (Water)	1,584	20,766
Spartan Stores, Inc. (Food)	1,320	31,231
Spartech Corp. (Chemicals)	1,056	29,589
Spherion Corp. * (Commercial Services)	1,848	15,209
Spirit Finance Corp. (REIT)	3,080	38,562
SPSS, Inc. * (Software)	528	16,379
SRA International, Inc. - Class A * (Computers)	792	20,038
Stage Stores, Inc. (Retail)	704	22,591
Stamps.com, Inc. * (Internet)	528	7,725
Standex International Corp. (Miscellaneous Manufacturing)	968	28,208
Stepan Co. (Chemicals)	792	25,304
STERIS Corp. (Healthcare - Products)	1,320	34,109
Sterling Bancorp (Banks)	1,408	26,189
Sterling Bancshares, Inc. (Banks)	3,044	36,680
Sterling Financial Corp. - Spokane (Savings & Loans)	968	32,109
Steven Madden, Ltd. (Apparel)	616	18,308
Stone Energy Corp. * (Oil & Gas)	528	17,947
Strategic Hotels & Resorts, Inc. (REIT)	1,672	35,981
Strayer Education, Inc. (Commercial Services)	264	30,035
Sun-Times Media Group, Inc. - Class A (Media)	3,080	13,675
Sunrise Assisted Living, Inc. * (Healthcare - Services)	880	31,469
Sunstone Hotel Investors, Inc. (REIT)	1,320	37,343
Superior Essex, Inc. * (Electrical Components & Equipment)	616	19,657
SVB Financial Group * (Banks)	880	41,052
Swift Energy Co. * (Oil & Gas)	616	27,313
SWS Group, Inc. (Diversified Financial Services)	1,320	33,304
Sybase, Inc. * (Software)	1,672	43,288
Sycamore Networks, Inc. * (Telecommunications)	4,928	18,381
Sykes Enterprises, Inc. * (Computers)	968	14,142
Symyx Technologies, Inc. * (Chemicals)	968	18,799
Synagro Technologies, Inc. (Environmental Control)	4,576	26,312
Take-Two Interactive Software, Inc. * (Software)	1,584	27,530
TALX Corp. (Computers)	792	25,233
Tanger Factory Outlet Centers, Inc. (REIT)	1,056	42,874
Technitrol, Inc. (Electronics)	1,056	23,253
Tekelec * (Telecommunications)	1,496	23,038
Teledyne Technologies, Inc. * (Aerospace/Defense)	792	30,215

Telik, Inc. * (Biotechnology)	1,408	9,448
Tempur-Pedic International, Inc. * (Home Furnishings)	1,232	29,322
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	968	22,506
Tessera Technologies, Inc. * (Semiconductors)	1,056	40,382
Tetra Tech, Inc. * (Environmental Control)	1,408	25,316
Texas Industries, Inc. (Building Materials)	440	32,305
Texas Roadhouse, Inc. - Class A * (Retail)	1,584	21,447
The BISYS Group, Inc. * (Computers)	1,760	22,475
The Cato Corp. - Class A (Retail)	880	19,862
The Children’s Place Retail Stores, Inc. * (Retail)	440	23,852
The Commerce Group, Inc. (Insurance)	1,232	37,182
The Finish Line, Inc. - Class A (Retail)	1,232	15,733
The Genlyte Group, Inc. * (Building Materials)	528	40,006
The Geo Group, Inc. * (Commercial Services)	792	34,705
The Gymboree Corp. * (Apparel)	704	30,476
The Hain Celestial Group, Inc. * (Food)	880	25,872
The Medicines Co. * (Pharmaceuticals)	1,320	40,418
The Men’s Wearhouse, Inc. (Retail)	880	37,787
The Mills Corp. (REIT)	1,144	24,768
The Nautilus Group, Inc. (Leisure Time)	1,056	17,223
The Pantry, Inc. * (Retail)	440	21,476
The Phoenix Cos., Inc. (Insurance)	2,376	35,711
The Standard Register Co. (Household Products/Wares)	1,672	21,117
The Steak n Shake Co. * (Retail)	1,320	23,285
The Stride Rite Corp. (Apparel)	1,936	33,415
The Timberland Co. - Class A * (Apparel)	1,056	31,860
The Topps Co., Inc. (Toys/Games/Hobbies)	2,728	26,844
The TriZetto Group, Inc. * (Internet)	1,408	29,202
The Ultimate Software Group, Inc. * (Software)	792	19,309
The Warnaco Group, Inc. * (Apparel)	1,144	32,364
Thoratec Corp. * (Healthcare - Products)	1,232	22,188
THQ, Inc. * (Software)	1,232	37,330
Tibco Software, Inc. * (Internet)	4,224	39,199
Time Warner Telecom, Inc. - Class A * (Telecommunications)	1,584	36,876
Transaction Systems Architect, Inc. * (Software)	704	25,450
Tredegar Corp. (Miscellaneous Manufacturing)	1,232	28,299
TreeHouse Foods, Inc. * (Food)	880	26,233

Triarc Cos., Inc. (Retail)	1,936	37,849
Trico Marine Services, Inc. * (Oil & Gas Services)	704	22,901
Trident Microsystems, Inc. * (Software)	1,232	25,712
TriQuint Semiconductor, Inc. * (Semiconductors)	4,224	19,853
Trump Entertainment Resorts, Inc. * (Lodging)	968	17,192
Trustreet Properties, Inc. (REIT)	1,936	32,796
TTM Technologies, Inc. * (Electronics)	1,144	12,252
Tupperware Corp. (Household Products/Wares)	1,496	34,903
Tween Brands, Inc. * (Retail)	616	21,061
Tyler Technologies, Inc. * (Computers)	1,760	24,464
U-Store-It Trust (REIT)	1,408	30,934
UAP Holding Corp. (Chemicals)	1,232	30,862
UCBH Holdings, Inc. (Banks)	2,288	42,900
Umpqua Holdings Corp. (Banks)	1,496	42,561
Under Armour, Inc. - Class A * (Retail)	440	22,352
United Fire & Casualty Co. (Insurance)	704	23,830
United Natural Foods, Inc. * (Food)	880	29,075
United Online, Inc. (Internet)	1,672	23,475
United Stationers, Inc. * (Distribution/Wholesale)	616	31,392
United Surgical Partners International, Inc. * (Healthcare - Services)	880	26,814
United Therapeutics Corp. * (Pharmaceuticals)	440	23,584
Universal Compression Holdings, Inc. * (Oil & Gas Services)	528	31,912
Universal Corp. (Agriculture)	704	34,024
Universal Forest Products, Inc. (Building Materials)	352	17,213
USA Mobility, Inc. (Telecommunications)	792	16,078
USEC, Inc. * (Mining)	1,936	26,252
UTStarcom, Inc. * (Telecommunications)	2,728	24,088
Vail Resorts, Inc. * (Entertainment)	704	32,560
Valassis Communications, Inc. * (Commercial Services)	1,056	16,231
Valeant Pharmaceuticals International (Pharmaceuticals)	1,848	32,580
Valmont Industries, Inc. (Metal Fabricate/Hardware)	440	24,407
ValueClick, Inc. * (Internet)	2,024	51,651
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,056	43,455
Varian, Inc. * (Electronics)	704	37,671
Veeco Instruments, Inc. * (Semiconductors)	792	15,198
Ventana Medical Systems, Inc. * (Healthcare - Products)	616	25,934
ViaSat, Inc. * (Telecommunications)	704	23,211
Viasys Healthcare, Inc. * (Healthcare - Products)	792	23,309

Virginia Commerce Bancorp, Inc. * (Banks)	1,144	24,882
Visteon Corp. * (Auto Parts & Equipment)	2,816	22,528
W Holding Co., Inc. (Banks)	3,608	18,978
W-H Energy Services, Inc. * (Oil & Gas Services)	616	27,954
W.R. Grace & Co. * (Chemicals)	1,496	32,463
Wabtec Corp. (Machinery-Diversified)	968	30,995
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,936	49,696
Warren Resources, Inc. * (Oil & Gas)	1,496	16,591
Washington Group International, Inc. * (Engineering & Construction)	528	30,165
Watsco, Inc. (Distribution/Wholesale)	528	26,939
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	880	38,975
WebEx Communications, Inc. * (Internet)	792	29,367
webMethods, Inc. * (Internet)	1,760	13,253
Websense, Inc. * (Internet)	1,056	22,862
West Pharmaceutical Services, Inc. (Healthcare - Products)	704	34,165
Westamerica Bancorp (Banks)	968	48,255
Westar Energy, Inc. (Electric)	1,848	49,083
Whiting Petroleum Corp. * (Oil & Gas)	704	32,081
Wilshire Bancorp, Inc. (Banks)	1,408	25,696
Wind River Systems, Inc. * (Software)	1,760	17,459
Winnebago Industries, Inc. (Home Builders)	792	26,563
Winston Hotels, Inc. (REIT)	2,904	40,453
Wintrust Financial Corp. (Banks)	704	32,236
Witness Systems, Inc. * (Software)	880	19,923
WMS Industries, Inc. * (Leisure Time)	704	27,921
Wolverine World Wide, Inc. (Apparel)	1,232	37,909
World Acceptance Corp. * (Diversified Financial Services)	616	27,110
World Fuel Services Corp. (Retail)	616	28,244
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,496	28,693
Wright Express Corp. * (Commercial Services)	880	27,166
Wright Medical Group, Inc. * (Healthcare - Products)	968	21,190
Yankee Candle Co., Inc. (Household Products/Wares)	880	30,474
Zale Corp. * (Retail)	1,056	29,061
Zenith National Insurance Corp. (Insurance)	792	36,194
Zoll Medical Corp. * (Healthcare - Products)	704	44,154
Zoran Corp. * (Semiconductors)	1,056	14,752
Zymogenetics, Inc. * (Pharmaceuticals)	1,056	16,843

TOTAL COMMON STOCKS (Cost $18,440,677)		21,048,420

	Principal Amount
Repurchase Agreements (24.3%)
UBS, 5.18%, 2/1/07, dated 1/31/07, + with a repurchase price of $6,944,999 (Collateralized by $7,181,000 of various U.S. Government Agency Obligations, 3.75% - 5.875%, 4/5/07 - 3/21/11, market value $7,087,865)	$6,944,000	6,944,000

TOTAL REPURCHASE AGREEMENTS (Cost $6,944,000)		6,944,000

TOTAL INVESTMENT SECURITIES (Cost $25,384,677) - 97.9%		27,992,420
Net other assets (liabilities) - 2.1%		608,137

NET ASSETS - 100.0%		$28,600,557

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

ADR	American Depositary Receipt

(a)	Escrowed security

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $2,328,120)	29	$17,699
Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $1,605,600)	4	(18)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	$1,150,587	$10,215
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	2,626,902	19,758

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.2%
Aerospace/Defense	1.0%
Aerospace/Defense Equipment	0.1%
Agriculture	0.2%
Airlines	0.4%
Apparel	1.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.8%
Banks	5.1%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	0.7%
Chemicals	1.3%
Coal	0.1%
Commercial Services	4.4%
Computers	2.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.7%
Electric	1.5%
Electrical Components & Equipment	0.7%
Electronics	1.5%
Energy - Alternate Sources	0.2%

Engineering & Construction	0.5%
Entertainment	0.6%
Environmental Control	0.3%
Food	0.8%
Forest Products & Paper	0.3%
Gas	0.1%
Hand/Machine Tools	0.2%
Healthcare - Products	2.9%
Healthcare - Services	1.3%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.7%
Insurance	1.4%
Internet	2.7%
Investment Companies	0.4%
Iron/Steel	0.5%
Leisure Time	0.6%
Lodging	0.3%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.9%
Media	1.3%
Metal Fabricate/Hardware	0.6%
Mining	0.5%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.1%
Oil & Gas Services	1.4%
Packaging & Containers	0.2%
Pharmaceuticals	2.7%
Real Estate Investment Trust	4.7%
Retail	4.9%
Savings & Loans	0.9%
Semiconductors	2.5%
Software	2.7%
Storage/Warehousing	0.1%
Telecommunications	3.9%
Toys/Games/Hobbies	0.3%
Transportation	1.2%
Trucking & Leasing	0.1%
Water	0.3%
Other**	26.4%

**	Includes any non-equity securities and net other assets (liabilities).

See notes to the financial statements.

UltraBull ProFund

Schedule of Portfolio Investments

January 31, 2007

(unaudited)

	Shares	Value
Common Stocks (85.5%)
3M Co. (Miscellaneous Manufacturing)	11,571	$859,725
Abbott Laboratories (Pharmaceuticals)	23,838	1,263,414
ACE, Ltd. ADR (Insurance)	5,046	291,558
ADC Telecommunications, Inc. * (Telecommunications)	1,740	28,084
Adobe Systems, Inc. * (Software)	8,961	348,314
Advanced Micro Devices, Inc. * (Semiconductors)	7,569	117,698
Aetna, Inc. (Healthcare - Services)	8,178	344,784
Affiliated Computer Services, Inc. - Class A * (Computers)	1,827	89,505
AFLAC, Inc. (Insurance)	7,656	364,502
Agilent Technologies, Inc. * (Electronics)	6,351	203,232
Air Products & Chemicals, Inc. (Chemicals)	3,393	253,321
Alcoa, Inc. (Mining)	13,398	432,756
Allegheny Energy, Inc. * (Electric)	2,523	117,370
Allegheny Technologies, Inc. (Iron/Steel)	1,566	162,065
Allergan, Inc. (Pharmaceuticals)	2,349	274,152
Allied Waste Industries, Inc. * (Environmental Control)	3,915	50,073
Allstate Corp. (Insurance)	9,657	580,965
Alltel Corp. (Telecommunications)	5,829	357,259
Altera Corp. * (Semiconductors)	5,481	109,894
Altria Group, Inc. (Agriculture)	32,538	2,843,495
Amazon.com, Inc. * (Internet)	4,785	180,251
Ambac Financial Group, Inc. (Insurance)	1,653	145,629
Ameren Corp. (Electric)	3,219	170,961
American Electric Power, Inc. (Electric)	6,177	268,885
American Express Co. (Diversified Financial Services)	18,183	1,058,614
American International Group, Inc. (Insurance)	40,020	2,739,368
American Power Conversion Corp. (Electrical Components & Equipment)	2,610	80,231
American Standard Cos. (Building Materials)	2,697	133,205
Ameriprise Financial, Inc. (Diversified Financial Services)	3,741	220,569
AmerisourceBergen Corp. (Pharmaceuticals)	3,045	159,497
Amgen, Inc. * (Biotechnology)	18,096	1,273,415
Anadarko Petroleum Corp. (Oil & Gas)	7,134	312,113
Analog Devices, Inc. (Semiconductors)	5,307	173,804
Anheuser-Busch Cos., Inc. (Beverages)	11,919	607,511
AON Corp. (Insurance)	4,872	174,710

Apache Corp. (Oil & Gas)	5,046	368,207
Apartment Investment and Management Co. - Class A (REIT)	1,479	92,630
Apollo Group, Inc. - Class A * (Commercial Services)	2,088	90,619
Apple Computer, Inc. * (Computers)	13,311	1,141,152
Applera Corp. - Applied Biosystems Group (Electronics)	2,784	96,772
Applied Materials, Inc. (Semiconductors)	21,315	377,915
Archer-Daniels-Midland Co. (Agriculture)	10,266	328,512
Archstone-Smith Trust (REIT)	3,393	214,472
Ashland, Inc. (Chemicals)	870	60,509
AT&T, Inc. (Telecommunications)	97,266	3,660,119
Autodesk, Inc. * (Software)	3,567	155,949
Automatic Data Processing, Inc. (Software)	8,526	406,861
AutoNation, Inc. * (Retail)	2,349	52,735
AutoZone, Inc. * (Retail)	783	98,368
Avalonbay Communities, Inc. (REIT)	1,131	167,795
Avaya, Inc. * (Telecommunications)	6,960	89,297
Avery Dennison Corp. (Household Products/Wares)	1,479	101,104
Avon Products, Inc. (Cosmetics/Personal Care)	6,960	239,354
Baker Hughes, Inc. (Oil & Gas Services)	4,785	330,309
Ball Corp. (Packaging & Containers)	1,653	76,567
Bank of America Corp. (Banks)	69,861	3,673,292
Bank of New York Co., Inc. (Banks)	11,832	473,398
Bard (C.R.), Inc. (Healthcare - Products)	1,566	129,226
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,653	88,469
Bausch & Lomb, Inc. (Healthcare - Products)	870	48,442
Baxter International, Inc. (Healthcare - Products)	9,918	492,528
BB&T Corp. (Banks)	8,352	352,956
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,740	286,839
Becton, Dickinson & Co. (Healthcare - Products)	3,828	294,526
Bed Bath & Beyond, Inc. * (Retail)	4,350	183,527
Bemis Co., Inc. (Packaging & Containers)	1,653	56,053
Best Buy Co., Inc. (Retail)	6,177	311,321
Big Lots, Inc. * (Retail)	1,653	42,862
Biogen Idec, Inc. * (Biotechnology)	5,133	248,129
Biomet, Inc. (Healthcare - Products)	3,828	162,154
BJ Services Co. (Oil & Gas Services)	4,524	125,134
Black & Decker Corp. (Hand/Machine Tools)	1,044	91,120
BMC Software, Inc. * (Software)	3,219	110,701
Boeing Co. (Aerospace/Defense)	12,267	1,098,633
Boston Properties, Inc. (REIT)	1,827	230,366
Boston Scientific Corp. * (Healthcare - Products)	18,183	335,476
Bristol-Myers Squibb Co. (Pharmaceuticals)	30,537	879,160

Broadcom Corp. - Class A * (Semiconductors)	7,308	233,271
Brown-Forman Corp. (Beverages)	1,218	79,889
Brunswick Corp. (Leisure Time)	1,392	47,481
Burlington Northern Santa Fe Corp. (Transportation)	5,481	440,453
CA, Inc. (Software)	6,264	153,781
Campbell Soup Co. (Food)	3,393	130,563
Capital One Financial Corp. (Diversified Financial Services)	6,351	510,620
Cardinal Health, Inc. (Pharmaceuticals)	6,351	453,588
Caremark Rx, Inc. (Pharmaceuticals)	6,525	399,722
Carnival Corp. ADR (Leisure Time)	6,960	358,858
Caterpillar, Inc. (Machinery - Construction & Mining)	10,005	641,020
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	2,784	104,707
CBS Corp. - Class B (Media)	12,093	376,939
Celgene Corp. * (Biotechnology)	5,742	308,231
CenterPoint Energy, Inc. (Electric)	4,785	82,589
Centex Corp. (Home Builders)	1,827	98,092
CenturyTel, Inc. (Telecommunications)	1,827	81,923
Chesapeake Energy Corp. (Oil & Gas)	6,438	190,629
ChevronTexaco Corp. (Oil & Gas)	33,234	2,422,093
Chicago Mercantile Exchange (Diversified Financial Services)	522	294,043
Chubb Corp. (Insurance)	6,438	335,034
Ciena Corp. * (Telecommunications)	1,218	34,214
CIGNA Corp. (Insurance)	1,566	207,338
Cincinnati Financial Corp. (Insurance)	2,697	120,664
Cintas Corp. (Textiles)	2,088	85,921
Circuit City Stores, Inc. (Retail)	2,175	44,392
Cisco Systems, Inc. * (Telecommunications)	94,395	2,509,963
CIT Group, Inc. (Diversified Financial Services)	3,132	184,663
Citigroup, Inc. (Diversified Financial Services)	75,429	4,158,401
Citizens Communications Co. (Telecommunications)	4,959	72,699
Citrix Systems, Inc. * (Software)	2,784	88,169
Clear Channel Communications, Inc. (Media)	7,656	278,066
Clorox Co. (Household Products/Wares)	2,349	153,672
CMS Energy Corp. * (Electric)	3,393	56,629
Coach, Inc. * (Apparel)	5,655	259,338
Coca-Cola Co. (Beverages)	31,668	1,516,264
Coca-Cola Enterprises, Inc. (Beverages)	4,350	89,262
Cognizant Technology Solutions Corp. * (Computers)	2,175	185,506
Colgate-Palmolive Co. (Cosmetics/Personal Care)	8,004	546,673
Comcast Corp. - Special Class A * (Media)	32,364	1,434,372
Comerica, Inc. (Banks)	2,436	144,455

Commerce Bancorp, Inc. (Banks)	2,871	96,982
Compass Bancshares, Inc. (Banks)	2,001	121,861
Computer Sciences Corp. * (Computers)	2,610	136,921
Compuware Corp. * (Software)	5,394	48,384
ConAgra Foods, Inc. (Food)	8,004	205,783
ConocoPhillips (Oil & Gas)	24,882	1,652,414
CONSOL Energy, Inc. (Coal)	2,871	98,849
Consolidated Edison, Inc. (Electric)	3,915	189,016
Constellation Brands, Inc. * (Beverages)	3,306	81,790
Constellation Energy Group, Inc. (Electric)	2,784	201,979
Convergys Corp. * (Commercial Services)	2,088	54,372
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	1,392	127,215
Corning, Inc. * (Telecommunications)	24,099	502,223
Costco Wholesale Corp. (Retail)	7,047	395,900
Countrywide Credit Industries, Inc. (Diversified Financial Services)	9,570	416,104
Coventry Health Care, Inc. * (Healthcare - Services)	2,523	130,061
CSX Corp. (Transportation)	6,525	240,055
Cummins, Inc. (Machinery-Diversified)	783	105,360
CVS Corp. (Retail)	12,615	424,495
D.R. Horton, Inc. (Home Builders)	4,350	126,411
Danaher Corp. (Miscellaneous Manufacturing)	3,654	270,615
Darden Restaurants, Inc. (Retail)	2,262	88,535
Dean Foods Co. * (Food)	2,088	92,394
Deere & Co. (Machinery-Diversified)	3,567	357,699
Dell, Inc. * (Computers)	34,365	833,351
Devon Energy Corp. (Oil & Gas)	6,786	475,631
Dillards, Inc. - Class A (Retail)	957	32,863
DIRECTV Group, Inc. * (Media)	12,093	294,948
Dollar General Corp. (Retail)	4,785	81,058
Dominion Resources, Inc. (Electric)	5,481	454,704
Dover Corp. (Miscellaneous Manufacturing)	3,132	155,347
Dow Jones & Co., Inc. (Media)	1,044	39,369
DTE Energy Co. (Electric)	2,784	129,094
Du Pont (Chemicals)	13,920	689,874
Duke Energy Corp. (Electric)	19,662	387,145
Dynegy, Inc. - Class A * (Pipelines)	5,742	40,481
E*TRADE Financial Corp. * (Diversified Financial Services)	6,525	159,080
Eastman Chemical Co. (Chemicals)	1,305	76,421
Eastman Kodak Co. (Miscellaneous Manufacturing)	4,437	114,741
Eaton Corp. (Miscellaneous Manufacturing)	2,262	177,228
eBay, Inc. * (Internet)	18,009	583,312
Ecolab, Inc. (Chemicals)	2,784	122,218
Edison International (Electric)	5,220	234,796
El Paso Corp. (Pipelines)	11,049	171,480
Electronic Arts, Inc. * (Software)	4,698	234,900
Electronic Data Systems Corp. (Computers)	7,917	208,296
Eli Lilly & Co. (Pharmaceuticals)	15,225	823,977
Embarq Corp. (Telecommunications)	2,262	125,564

EMC Corp. * (Computers)	33,756	472,246
Emerson Electric Co. (Electrical Components & Equipment)	12,528	563,385
Ensco International, Inc. (Oil & Gas)	2,349	119,494
Entergy Corp. (Electric)	3,219	298,884
EOG Resources, Inc. (Oil & Gas)	3,741	258,615
Equifax, Inc. (Commercial Services)	1,914	79,488
Equity Office Properties Trust (REIT)	5,481	304,470
Equity Residential Properties Trust (REIT)	4,524	254,611
Exelon Corp. (Electric)	10,440	626,295
Express Scripts, Inc. * (Pharmaceuticals)	2,088	145,158
Exxon Mobil Corp. (Oil & Gas)	89,262	6,614,313
Family Dollar Stores, Inc. (Retail)	2,349	76,108
Fannie Mae (Diversified Financial Services)	15,138	855,751
Federated Department Stores, Inc. (Retail)	8,004	332,086
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,392	49,152
FedEx Corp. (Transportation)	4,698	518,659
Fidelity National Information Services, Inc. (Software)	2,523	107,278
Fifth Third Bancorp (Banks)	8,613	343,659
First Data Corp. (Software)	12,093	300,632
First Horizon National Corp. (Banks)	1,914	83,450
FirstEnergy Corp. (Electric)	4,959	294,217
Fiserv, Inc. * (Software)	2,697	141,781
Fluor Corp. (Engineering & Construction)	1,392	114,979
Ford Motor Co. (Auto Manufacturers)	28,449	231,290
Forest Laboratories, Inc. * (Pharmaceuticals)	4,959	278,249
Fortune Brands, Inc. (Household Products/Wares)	2,349	196,658
FPL Group, Inc. (Electric)	6,264	354,856
Franklin Resources, Inc. (Diversified Financial Services)	2,523	300,515
Freddie Mac (Diversified Financial Services)	10,788	700,465
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	3,045	175,118
Gannett Co., Inc. (Media)	3,654	212,444
General Dynamics Corp. (Aerospace/Defense)	6,264	489,532
General Electric Co. (Miscellaneous Manufacturing)	157,470	5,676,794
General Mills, Inc. (Food)	5,394	308,753
General Motors Corp. (Auto Manufacturers)	8,700	285,708
Genuine Parts Co. (Distribution/Wholesale)	2,610	124,027
Genworth Financial, Inc. - Class A (Diversified Financial Services)	6,873	239,868
Genzyme Corp. * (Biotechnology)	4,002	263,051
Gilead Sciences, Inc. * (Pharmaceuticals)	7,221	464,455
Goodrich Corp. (Aerospace/Defense)	1,914	93,824
Google, Inc. - Class A * (Internet)	3,306	1,657,298

H & R Block, Inc. (Commercial Services)	5,046	124,132
Halliburton Co. (Oil & Gas Services)	15,399	454,886
Harley-Davidson, Inc. (Leisure Time)	4,002	273,217
Harman International Industries, Inc. (Home Furnishings)	1,044	98,731
Harrah’s Entertainment, Inc. (Lodging)	2,871	242,542
Hartford Financial Services Group, Inc. (Insurance)	4,872	462,402
Hasbro, Inc. (Toys/Games/Hobbies)	2,436	69,182
Health Management Associates, Inc. - Class A (Healthcare - Services)	3,741	72,762
Heinz (H.J.) Co. (Food)	5,133	241,867
Hercules, Inc. * (Chemicals)	1,740	34,121
Hess Corp. (Oil & Gas)	4,089	220,765
Hewlett-Packard Co. (Computers)	42,369	1,833,730
Hilton Hotels Corp. (Lodging)	5,829	206,288
Home Depot, Inc. (Retail)	31,146	1,268,887
Honeywell International, Inc. (Miscellaneous Manufacturing)	12,441	568,429
Hospira, Inc. * (Pharmaceuticals)	2,436	89,596
Humana, Inc. * (Healthcare - Services)	2,523	140,027
Huntington Bancshares, Inc. (Banks)	3,654	85,065
IAC/InterActiveCorp * (Internet)	3,393	130,291
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	6,351	323,837
IMS Health, Inc. (Software)	3,132	90,390
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	4,698	201,450
Intel Corp. (Semiconductors)	89,523	1,876,402
International Business Machines Corp. (Computers)	23,316	2,311,782
International Flavors & Fragrances, Inc. (Chemicals)	1,218	59,049
International Game Technology (Entertainment)	5,220	226,861
International Paper Co. (Forest Products & Paper)	7,047	237,484
Interpublic Group of Cos., Inc. * (Advertising)	6,873	90,449
Intuit, Inc. * (Software)	5,394	169,641
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,871	171,255
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,393	275,647
J.P. Morgan Chase & Co. (Diversified Financial Services)	53,679	2,733,871
Jabil Circuit, Inc. (Electronics)	2,871	68,875
Janus Capital Group, Inc. (Diversified Financial Services)	3,132	64,143
JDS Uniphase Corp. * (Telecommunications)	3,045	54,140
Johnson & Johnson (Healthcare - Products)	44,631	2,981,351
Johnson Controls, Inc. (Auto Parts & Equipment)	3,045	281,541
Jones Apparel Group, Inc. (Apparel)	1,653	56,466
Juniper Networks, Inc. * (Telecommunications)	8,526	154,491
KB Home (Home Builders)	1,218	66,040

Kellogg Co. (Food)	3,915	192,892
KeyCorp (Banks)	6,177	235,776
KeySpan Corp. (Gas)	2,697	110,038
Kimberly-Clark Corp. (Household Products/Wares)	7,134	495,100
Kimco Realty Corp. (REIT)	3,480	172,608
Kinder Morgan, Inc. (Pipelines)	1,653	175,218
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,828	68,368
KLA -Tencor Corp. (Semiconductors)	3,045	149,905
Kohls Corp. * (Retail)	4,959	351,643
Kroger Co. (Food)	11,049	282,854
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,914	157,599
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,914	140,564
Legg Mason, Inc. (Diversified Financial Services)	2,088	218,927
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,784	67,484
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	8,265	679,714
Lennar Corp. - Class A (Home Builders)	2,088	113,545
Lexmark International, Inc. - Class A * (Computers)	1,479	93,221
Limited, Inc. (Retail)	5,307	148,278
Lincoln National Corp. (Insurance)	4,437	297,900
Linear Technology Corp. (Semiconductors)	4,524	140,018
Liz Claiborne, Inc. (Apparel)	1,566	69,530
Lockheed Martin Corp. (Aerospace/Defense)	5,568	541,154
Loews Corp. (Insurance)	7,134	310,044
Lowe’s Cos., Inc. (Retail)	23,055	777,184
LSI Logic Corp. * (Semiconductors)	6,090	57,246
M&T Bank Corp. (Banks)	1,218	147,756
Manor Care, Inc. (Healthcare - Services)	1,131	60,214
Marathon Oil Corp. (Oil & Gas)	5,307	479,434
Marriott International, Inc. - Class A (Lodging)	5,220	251,292
Marsh & McLennan Cos., Inc. (Insurance)	8,439	248,951
Marshall & Ilsley Corp. (Banks)	3,915	184,240
Masco Corp. (Building Materials)	6,090	194,819
Mattel, Inc. (Toys/Games/Hobbies)	5,916	144,114
Maxim Integrated Products, Inc. (Semiconductors)	4,959	152,737
MBIA, Inc. (Insurance)	2,088	149,981
McCormick & Co., Inc. (Food)	2,088	81,516
McDonald’s Corp. (Retail)	19,227	852,717
McGraw-Hill Cos., Inc. (Media)	5,481	367,665
McKesson Corp. (Commercial Services)	4,611	257,063
MeadWestvaco Corp. (Forest Products & Paper)	2,784	83,910
Medco Health Solutions, Inc. * (Pharmaceuticals)	4,524	267,866
MedImmune, Inc. * (Biotechnology)	3,741	129,663

Medtronic, Inc. (Healthcare - Products)	18,009	962,581
Mellon Financial Corp. (Banks)	6,438	275,160
Merck & Co., Inc. (Pharmaceuticals)	33,582	1,502,795
Meredith Corp. (Media)	609	35,907
Merrill Lynch & Co., Inc. (Diversified Financial Services)	10,850	1,015,126
MetLife, Inc. (Insurance)	11,745	729,599
MGIC Investment Corp. (Insurance)	1,305	80,545
Micron Technology, Inc. * (Semiconductors)	11,658	150,971
Microsoft Corp. (Software)	132,414	4,086,297
Millipore Corp. * (Biotechnology)	870	59,578
Molex, Inc. (Electrical Components & Equipment)	2,175	63,923
Molson Coors Brewing Co. - Class B (Beverages)	696	56,237
Monsanto Co. (Agriculture)	8,439	464,905
Monster Worldwide, Inc. * (Internet)	1,914	94,571
Moody’s Corp. (Commercial Services)	3,654	261,480
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	16,356	1,354,113
Motorola, Inc. (Telecommunications)	37,584	746,042
Murphy Oil Corp. (Oil & Gas)	2,871	142,717
Mylan Laboratories, Inc. (Pharmaceuticals)	3,306	73,195
Nabors Industries, Ltd. ADR * (Oil & Gas)	4,611	139,621
National City Corp. (Banks)	9,831	372,103
National Semiconductor Corp. (Semiconductors)	4,437	102,628
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,697	163,546
NCR Corp. * (Computers)	2,784	131,934
Network Appliance, Inc. * (Computers)	5,655	212,628
Newell Rubbermaid, Inc. (Housewares)	4,263	125,929
Newmont Mining Corp. (Mining)	6,960	313,896
News Corp. - Class A (Media)	36,714	853,601
NICOR, Inc. (Gas)	696	31,668
NIKE, Inc. - Class B (Apparel)	2,871	283,685
NiSource, Inc. (Electric)	4,263	101,459
Noble Corp. ADR (Oil & Gas)	2,088	156,496
Nordstrom, Inc. (Retail)	3,480	193,871
Norfolk Southern Corp. (Transportation)	6,003	298,049
Northern Trust Corp. (Banks)	2,871	174,413
Northrop Grumman Corp. (Aerospace/Defense)	5,394	382,650
Novell, Inc. * (Software)	5,133	37,214
Novellus Systems, Inc. * (Semiconductors)	1,827	56,326
Nucor Corp. (Iron/Steel)	4,785	308,824
NVIDIA Corp. * (Semiconductors)	5,481	167,993
Occidental Petroleum Corp. (Oil & Gas)	12,963	600,965
Office Depot, Inc. * (Retail)	4,350	162,647
OfficeMax, Inc. (Retail)	1,131	54,616
Omnicom Group, Inc. (Advertising)	2,697	283,724
Oracle Corp. * (Software)	62,292	1,068,931
PACCAR, Inc. (Auto Manufacturers)	3,915	261,796

Pactiv Corp. * (Packaging & Containers)	2,088	67,735
Pall Corp. (Miscellaneous Manufacturing)	1,914	66,531
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,827	151,203
Patterson Cos., Inc. * (Healthcare - Products)	2,175	81,802
Paychex, Inc. (Commercial Services)	5,133	205,371
Peabody Energy Corp. (Coal)	4,263	174,058
Peoples Energy Corp. (Gas)	609	26,522
PepsiCo, Inc. (Beverages)	25,665	1,674,385
PerkinElmer, Inc. (Electronics)	1,914	45,687
Pfizer, Inc. (Pharmaceuticals)	111,534	2,926,651
PG&E Corp. (Electric)	5,394	251,792
Phelps Dodge Corp. (Mining)	3,132	387,115
Pinnacle West Capital Corp. (Electric)	1,566	76,405
Pitney Bowes, Inc. (Office/Business Equipment)	3,480	166,588
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,697	108,554
PMC-Sierra, Inc. * (Semiconductors)	3,219	20,280
PNC Financial Services Group (Banks)	4,524	333,735
PPG Industries, Inc. (Chemicals)	2,523	167,250
PPL Corp. (Electric)	5,916	210,610
Praxair, Inc. (Chemicals)	4,959	312,714
Principal Financial Group, Inc. (Insurance)	4,176	257,283
Procter & Gamble Co. (Cosmetics/Personal Care)	49,416	3,205,616
Progress Energy, Inc. (Electric)	3,915	186,119
Progress Energy, Inc.CVO (Electric)	987	0
Progressive Corp. (Insurance)	11,745	272,367
Prologis (REIT)	3,828	248,820
Prudential Financial, Inc. (Insurance)	7,395	659,116
Public Service Enterprise Group, Inc. (Electric)	3,915	262,422
Public Storage, Inc. (REIT)	1,914	208,167
Pulte Homes, Inc. (Home Builders)	3,306	113,528
QLogic Corp. * (Semiconductors)	2,349	42,987
Qualcomm, Inc. (Telecommunications)	25,143	946,885
Quest Diagnostics, Inc. (Healthcare - Services)	2,523	132,407
Questar Corp. (Pipelines)	1,305	105,966
Qwest Communications International, Inc. * (Telecommunications)	25,143	204,915
R.R. Donnelley & Sons Co. (Commercial Services)	3,393	125,880
RadioShack Corp. (Retail)	2,088	46,145
Raytheon Co. (Aerospace/Defense)	6,873	356,709
Realogy Corp. * (Real Estate)	3,306	98,849
Regions Financial Corp. (Banks)	11,223	406,946
Reynolds American, Inc. (Agriculture)	2,697	173,957
Robert Half International, Inc. (Commercial Services)	2,610	106,227
Rockwell Collins, Inc. (Aerospace/Defense)	2,610	178,028
Rockwell International Corp. (Machinery-Diversified)	2,610	159,758

Rohm & Haas Co. (Chemicals)	2,175	113,231
Rowan Cos., Inc. (Oil & Gas)	1,653	54,367
Ryder System, Inc. (Transportation)	957	52,195
Sabre Holdings Corp. (Leisure Time)	2,088	67,463
SAFECO Corp. (Insurance)	1,653	105,809
Safeway, Inc. (Food)	6,873	247,634
SanDisk Corp. * (Computers)	3,480	139,896
Sanmina-SCI Corp. * (Electronics)	8,178	28,623
Sara Lee Corp. (Food)	11,658	199,935
Schering-Plough Corp. (Pharmaceuticals)	22,794	569,850
Schlumberger, Ltd. ADR (Oil & Gas Services)	18,009	1,143,391
Schwab (Diversified Financial Services)	15,834	299,579
Seagate Technology, Inc. * (a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	1,218	80,266
Sears Holdings Corp. * (Retail)	1,305	230,528
Sempra Energy (Gas)	4,089	234,626
Sherwin-Williams Co. (Chemicals)	1,740	120,234
Sigma-Aldrich Corp. (Chemicals)	2,088	79,240
Simon Property Group, Inc. (REIT)	3,480	398,076
SLM Corp. (Diversified Financial Services)	6,264	287,893
Smith International, Inc. (Oil & Gas Services)	3,045	120,826
Snap-on, Inc. (Hand/Machine Tools)	870	41,943
Solectron Corp. * (Electronics)	13,920	45,240
Southern Co. (Electric)	11,484	419,511
Southwest Airlines Co. (Airlines)	12,441	187,859
Sovereign Bancorp, Inc. (Savings & Loans)	5,568	137,251
Spectra Energy Corp. * (Pipelines)	9,831	256,786
Sprint Corp. (Telecommunications)	45,936	819,039
St. Jude Medical, Inc. * (Healthcare - Products)	5,481	234,368
St. Paul Cos., Inc. (Insurance)	10,614	539,722
Staples, Inc. (Retail)	10,875	279,705
Starbucks Corp. * (Retail)	11,571	404,291
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	3,306	206,889
State Street Corp. (Banks)	5,133	364,700
Stryker Corp. (Healthcare - Products)	4,698	290,994
Sun Microsystems, Inc. * (Computers)	54,462	361,628
Sunoco, Inc. (Oil & Gas)	1,914	120,831
SunTrust Banks, Inc. (Banks)	5,481	455,471
SuperValu, Inc. (Food)	3,132	118,953
Symantec Corp. * (Internet)	14,442	255,768
Synovus Financial Corp. (Banks)	5,046	161,119
Sysco Corp. (Food)	9,570	330,643
T. Rowe Price Group, Inc. (Diversified Financial Services)	4,089	196,231
Target Corp. (Retail)	13,137	806,086
TECO Energy, Inc. (Electric)	3,306	56,070
Tektronix, Inc. (Electronics)	1,305	36,892
Tellabs, Inc. * (Telecommunications)	6,699	67,459
Temple-Inland, Inc. (Forest Products & Paper)	1,653	82,551
Tenet Healthcare Corp. * (Healthcare - Services)	7,482	52,823

Teradyne, Inc. * (Semiconductors)	2,871	42,778
Terex Corp. * (Machinery - Construction & Mining)	1,566	89,090
Texas Instruments, Inc. (Semiconductors)	22,707	708,231
Textron, Inc. (Miscellaneous Manufacturing)	2,001	186,433
The AES Corp. * (Electric)	10,353	215,239
The Dow Chemical Co. (Chemicals)	14,790	614,376
The E.W. Scripps Co. - Class A (Media)	1,305	63,723
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	2,001	95,048
The Gap, Inc. (Retail)	7,917	151,769
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,250	1,113,840
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,697	66,589
The Hershey Co. (Food)	2,697	137,655
The New York Times Co. - Class A (Media)	2,262	52,230
The Pepsi Bottling Group, Inc. (Beverages)	2,088	66,043
The Stanley Works (Hand/Machine Tools)	1,218	69,743
Thermo Electron Corp. * (Electronics)	6,177	295,570
Tiffany & Co. (Retail)	2,088	81,975
Time Warner, Inc. (Media)	61,422	1,343,299
TJX Cos., Inc. (Retail)	6,786	200,662
Torchmark Corp. (Insurance)	1,566	101,774
Transocean Sedco Forex, Inc. ADR * (Oil & Gas)	4,437	343,291
Tribune Co. (Media)	3,045	92,994
TXU Corp. (Electric)	7,134	385,807
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	30,711	979,067
Tyson Foods, Inc. - Class A (Food)	3,828	67,947
U.S. Bancorp (Banks)	27,144	966,326
Union Pacific Corp. (Transportation)	4,089	412,989
Unisys Corp. * (Computers)	5,394	46,496
United Parcel Service, Inc. - Class B (Transportation)	16,617	1,201,077
United States Steel Corp. (Iron/Steel)	1,914	159,800
United Technologies Corp. (Aerospace/Defense)	16,182	1,100,699
UnitedHealth Group, Inc. (Healthcare - Services)	20,967	1,095,736
Univision Communications, Inc. - Class A * (Media)	3,915	139,805
UnumProvident Corp. (Insurance)	5,394	118,668
UST, Inc. (Agriculture)	2,523	144,921
V. F. Corp. (Apparel)	1,392	105,611
Valero Energy Corp. (Oil & Gas)	9,309	505,293
VeriSign, Inc. * (Internet)	3,828	91,489
Verizon Communications, Inc. (Telecommunications)	45,240	1,742,645
Viacom, Inc. - Class B * (Media)	10,875	442,286
Vornado Realty Trust (REIT)	2,001	244,822
Vulcan Materials Co. (Building Materials)	1,479	150,621

W.W. Grainger, Inc. (Distribution/Wholesale)	1,131	87,822
Wachovia Corp. (Banks)	29,493	1,666,355
Wal-Mart Stores, Inc. (Retail)	37,758	1,800,678
Walgreen Co. (Retail)	15,486	701,516
Walt Disney Co. (Media)	31,929	1,122,943
Washington Mutual, Inc. (Savings & Loans)	14,703	655,607
Waste Management, Inc. (Environmental Control)	8,352	317,209
Waters Corp. * (Electronics)	1,566	88,777
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,566	42,627
Weatherford International, Ltd. ADR * (Oil & Gas Services)	5,307	214,297
WellPoint, Inc. * (Healthcare - Services)	9,657	756,916
Wells Fargo & Co. (Banks)	52,287	1,878,149
Wendy’s International, Inc. (Retail)	1,479	50,227
Western Union Co. (Commercial Services)	12,006	268,215
Weyerhaeuser Co. (Forest Products & Paper)	3,480	261,000
Whirlpool Corp. (Home Furnishings)	1,218	111,362
Whole Foods Market, Inc. (Food)	2,175	93,938
Williams Cos., Inc. (Pipelines)	9,309	251,250
Windstream Corp. (Telecommunications)	7,395	110,038
Wrigley (Wm.) Jr. Co. (Food)	3,393	174,807
Wyeth (Pharmaceuticals)	20,706	1,023,083
Wyndham Worldwide Corp. * (Lodging)	3,132	97,718
Xcel Energy, Inc. (Electric)	6,264	146,139
Xerox Corp. * (Office/Business Equipment)	14,877	255,884
Xilinx, Inc. (Semiconductors)	5,133	124,732
XL Capital, Ltd. - Class A (Insurance)	2,784	192,096
XTO Energy, Inc. (Oil & Gas)	5,568	281,017
Yahoo!, Inc. * (Internet)	18,879	534,464
YUM! Brands, Inc. (Retail)	4,089	245,381
Zimmer Holdings, Inc. * (Healthcare - Products)	3,741	315,067
Zions Bancorp (Banks)	1,653	140,207

TOTAL COMMON STOCKS (Cost $142,170,756)		198,899,922

	Principal Amount
Repurchase Agreements (11.5%)
UBS, 5.18%, 2/1/07, dated 1/31/07, + with a repurchase price of $26,707,842 (Collateralized by $27,378,000 of various U.S. Government Agency Obligations, 3.00% - 3.625%, 2/15/07 - 4/15/09, market value $27,240,548)	$26,704,000	26,704,000

TOTAL REPURCHASE AGREEMENTS (Cost $26,704,000)		26,704,000

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	14,324	2,722

TOTAL RIGHTS/WARRANTS (Cost $0)		2,722

TOTAL INVESTMENT SECURITIES (Cost $168,874,756) - 97.0%		225,606,644
Net other assets (liabilities) - 3.0%		7,087,084

NET ASSETS - 100.0%		$232,693,728

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. (a) Escrowed security

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring March 2007 (Underlying face amount at value $31,029,875)	430	$272,870
S&P 500 Futures Contract expiring March 2007 (Underlying face amount at value $109,307,250)	303	1,292,641

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 2/28/07	$130,498,974	$1,577,004

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.2%
Aerospace/Defense	1.9%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.3%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.1%
Banks	5.6%
Beverages	1.8%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Coal	0.1%
Commercial Services	0.7%
Computers	3.5%
Cosmetics/Personal Care	1.8%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.5%
Electric	2.7%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	NM
Entertainment	0.1%
Environmental Control	0.2%
Food	1.2%
Forest Products & Paper	0.3%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.7%
Healthcare-Services	1.3%
Home Builders	0.2%

Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.1%
Internet	1.5%
Iron/Steel	0.3%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	3.1%
Mining	0.6%
Miscellaneous Manufacturing	4.3%
Office/Business Equipment	0.2%
Oil & Gas	6.6%
Oil & Gas Services	1.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.1%
Pipelines	0.4%
Real Estate	0.1%
Real Estate Investment Trust	1.1%
Retail	4.8%
Savings & Loans	0.3%
Semiconductors	2.1%
Software	3.2%
Telecommunications	5.3%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	14.5%

**	Includes any non-equity securities and net other assets (liabilities).

NM	Not meaningful, amount is less than 0.05%.

See notes to the financial statements.

UltraSmall-Cap ProFund

Schedule of Portfolio Investments

January 31, 2007

(unaudited)

	Shares	Value
Common Stocks (84.7%)
3Com Corp. * (Telecommunications)	57,620	$224,718
AAR Corp. * (Aerospace/Defense)	6,700	199,593
Aaron Rents, Inc. (Commercial Services)	7,370	217,562
ABM Industries, Inc. (Commercial Services)	10,050	259,692
Acadia Realty Trust (REIT)	12,060	309,821
Acco Brands Corp. * (Household Products/Wares)	8,040	194,005
Accredited Home Lenders * (Diversified Financial Services)	2,680	74,424
Actel Corp. * (Semiconductors)	10,050	179,493
Actuant Corp. - Class A (Miscellaneous Manufacturing)	4,020	200,156
Acuity Brands, Inc. (Miscellaneous Manufacturing)	6,700	388,666
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	4,690	210,347
Administaff, Inc. (Commercial Services)	4,020	164,579
Adolor Corp. * (Pharmaceuticals)	8,040	56,200
ADTRAN, Inc. (Telecommunications)	10,050	222,708
Advance America Cash Advance Centers, Inc. (Commercial Services)	12,060	168,358
Advanta Corp. - Class B (Diversified Financial Services)	4,690	217,663
Advent Software, Inc. * (Software)	4,020	143,715
Advisory Board Co. * (Commercial Services)	4,020	226,366
Aeroflex, Inc. * (Telecommunications)	14,740	176,290
Aeropostale, Inc. * (Retail)	8,040	288,958
Affordable Residential Communities * (REIT)	14,070	154,207
Affymetrix, Inc. * (Biotechnology)	10,050	250,848
Aftermarket Technology Corp. * (Auto Parts & Equipment)	6,030	130,007
Agile Software Corp. * (Internet)	20,770	130,020
Agilysys, Inc. (Computers)	7,370	139,662
Agree Realty Corp. (REIT)	8,710	313,125
AirTran Holdings, Inc. * (Airlines)	14,070	155,755
AK Steel Holding Corp. * (Iron/Steel)	16,080	338,323
Alaska Air Group, Inc. * (Airlines)	5,360	229,676
Alaska Communications Systems Group, Inc. (Telecommunications)	14,740	238,198
Albany International Corp. - Class A (Machinery-Diversified)	4,690	159,179
Alexion Pharmaceuticals, Inc. * (Biotechnology)	5,360	222,815
Alkermes, Inc. * (Pharmaceuticals)	13,400	199,928
Allscripts Healthcare Solutions, Inc. * (Software)	8,710	266,526
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	8,040	170,287

Alpha Natural Resources, Inc. * (Coal)	8,710	117,411
Alpharma, Inc. - Class A (Pharmaceuticals)	6,700	184,585
AMERCO * (Trucking & Leasing)	2,010	168,418
America’s Car-Mart, Inc. * (Retail)	7,370	76,722
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	9,380	194,916
American Campus Communities, Inc. (REIT)	9,380	298,941
American Commercial Lines, Inc. * (Transportation)	4,690	330,363
American Financial Realty Trust (REIT)	22,780	254,680
American Greetings Corp. - Class A (Household Products/Wares)	8,040	193,121
American Home Mortgage Investment Corp. (REIT)	6,030	210,688
American Medical Systems Holdings, Inc. * (Healthcare - Products)	12,060	239,994
American Physicians Capital, Inc. * (Insurance)	6,030	233,361
American Reprographics Co. * (Software)	4,690	146,891
American States Water Co. (Water)	6,030	236,316
AMERIGROUP Corp. * (Healthcare - Services)	7,370	267,236
Amkor Technology, Inc. * (Semiconductors)	16,080	169,322
AMN Healthcare Services, Inc. * (Commercial Services)	7,370	190,736
AmSurg Corp. * (Healthcare - Services)	6,030	132,660
Anaren, Inc. * (Telecommunications)	6,700	110,550
Andrew Corp. * (Telecommunications)	23,450	249,039
Anixter International, Inc. * (Telecommunications)	4,690	259,216
ANSYS, Inc. * (Software)	4,690	233,984
Apogee Enterprises, Inc. (Building Materials)	10,050	191,252
Apollo Investment Corp. (Investment Companies)	14,740	327,228
Applebee’s International, Inc. (Retail)	12,730	321,304
Applera Corp. - Celera Genomics Group * (Biotechnology)	15,410	244,403
Applied Industrial Technologies, Inc. (Machinery-Diversified)	8,040	196,980
Applied Micro Circuits Corp. * (Semiconductors)	52,260	179,774
Apria Healthcare Group, Inc. * (Healthcare - Services)	8,040	223,271
aQuantive, Inc. * (Internet)	10,720	287,296
Aquila, Inc. * (Electric)	64,990	294,405
Arbitron, Inc. (Commercial Services)	4,690	217,475
Arch Chemicals, Inc. (Chemicals)	5,360	180,793
Arena Pharmaceuticals, Inc. * (Biotechnology)	10,720	136,894
Ares Capital Corp. (Investment Companies)	13,400	265,856

Ariba, Inc. * (Internet)	14,740	137,082
Arkansas Best Corp. (Transportation)	4,020	153,644
Array BioPharma, Inc. * (Pharmaceuticals)	15,410	212,042
Arris Group, Inc. * (Telecommunications)	16,080	228,658
ArthroCare Corp. * (Healthcare - Products)	4,690	173,061
ArvinMeritor, Inc. (Auto Parts & Equipment)	11,390	219,258
Aspen Technology, Inc. * (Software)	10,050	103,013
Astec Industries, Inc. * (Machinery - Construction & Mining)	4,020	144,760
Atheros Communications * (Telecommunications)	8,040	191,030
Atlas America, Inc. * (Oil & Gas)	4,020	215,191
ATMI, Inc. * (Semiconductors)	7,370	246,453
ATP Oil & Gas Corp. * (Oil & Gas)	4,020	167,152
Atwood Oceanics, Inc. * (Oil & Gas)	4,020	194,447
Avid Technology, Inc. * (Software)	6,030	223,110
Avista Corp. (Electric)	10,720	269,608
Avocent Corp. * (Internet)	7,370	254,560
Axcelis Technologies, Inc. * (Semiconductors)	22,110	142,388
Baldor Electric Co. (Hand/Machine Tools)	6,700	236,644
Bally Technologies, Inc. * (Entertainment)	10,050	192,860
BE Aerospace, Inc. * (Aerospace/Defense)	11,390	339,195
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	8,040	167,554
BearingPoint, Inc. * (Commercial Services)	28,810	230,768
Belden, Inc. (Electrical Components & Equipment)	6,700	289,775
Belo Corp. - Class A (Media)	14,740	275,933
Benchmark Electronics, Inc. * (Electronics)	9,380	212,457
Berry Petroleum Co. - Class A (Oil & Gas)	5,360	166,374
Big 5 Sporting Goods Corp. (Retail)	6,700	162,743
Big Lots, Inc. * (Retail)	16,750	434,327
Bill Barrett Corp. * (Oil & Gas)	5,360	165,624
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	2,680	230,587
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	14,740	279,176
BioMed Realty Trust, Inc. (REIT)	9,380	279,805
Biosite Diagnostics, Inc. * (Healthcare - Products)	2,680	144,398
Black Hills Corp. (Electric)	6,700	248,369
Blackbaud, Inc. (Software)	8,710	208,779
Blackboard, Inc. * (Software)	5,360	156,512
Blockbuster, Inc. - Class A * (Retail)	34,840	226,112
Blue Nile, Inc. * (Internet)	4,020	148,780
Bob Evans Farms, Inc. (Retail)	7,370	250,359
Books-A-Million, Inc. (Retail)	7,370	140,767
Borders Group, Inc. (Retail)	10,050	210,849
Boston Private Financial Holdings, Inc. (Banks)	8,710	251,893

Bowater, Inc. (Forest Products & Paper)	8,040	220,055
Bowne & Co., Inc. (Commercial Services)	12,730	191,459
Brady Corp. - Class A (Electronics)	6,700	250,915
Briggs & Stratton Corp. (Machinery-Diversified)	7,370	218,447
Bright Horizons Family Solutions, Inc. * (Commercial Services)	5,360	209,951
Brightpoint, Inc. * (Distribution/Wholesale)	8,710	95,897
Bristow Group, Inc. * (Transportation)	4,690	175,172
Brocade Communications Systems, Inc. * (Computers)	59,373	509,419
Brookline Bancorp, Inc. (Savings & Loans)	20,770	276,449
Brooks Automation, Inc. * (Semiconductors)	14,070	195,854
Brown Shoe Co., Inc. (Retail)	5,360	291,315
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	4,690	217,663
Building Materials Holding Corp. (Distribution/Wholesale)	5,360	127,729
CACI International, Inc. - Class A * (Computers)	4,020	189,061
Calamos Asset Management, Inc. (Diversified Financial Services)	5,360	146,810
California Water Service Group (Water)	6,030	239,752
Callaway Golf Co. (Leisure Time)	14,070	232,436
Cambrex Corp. (Biotechnology)	7,370	161,256
Capital Bancorp Ltd. (Banks)	5,360	229,944
Capital Lease Funding, Inc. (REIT)	14,740	165,235
Capital Senior Living Corp. * (Healthcare - Services)	14,070	149,705
Carrizo Oil & Gas, Inc. * (Oil & Gas)	5,360	153,832
Carter’s, Inc. * (Apparel)	7,370	187,198
Casey’s General Stores, Inc. (Retail)	8,710	222,279
Cash America International, Inc. (Retail)	5,360	228,926
Catalina Marketing Corp. (Advertising)	7,370	210,414
Cathay Bancorp, Inc. (Banks)	9,380	325,111
Cavco Industries, Inc. * (Home Builders)	3,350	108,440
Cedar Shopping Centers, Inc. (REIT)	15,410	258,118
Celadon Group, Inc. * (Transportation)	6,030	101,244
Centene Corp. * (Healthcare - Services)	6,700	166,964
Center Financial Corp. (Banks)	9,380	220,524
Central European Distribution Corp. * (Distribution/Wholesale)	5,360	158,066
Central Garden & Pet Co. * (Household Products/Wares)	4,020	180,056
Central Pacific Financial Corp. (Banks)	8,040	314,203
Century Aluminum Co. * (Mining)	4,020	183,232
Cenveo, Inc. * (Commercial Services)	10,050	234,969

Cepheid, Inc. * (Healthcare - Products)	12,060	99,736
Ceradyne, Inc. * (Miscellaneous Manufacturing)	4,020	217,402
CF Industries Holdings, Inc. (Chemicals)	12,060	367,830
Champion Enterprises, Inc. * (Home Builders)	13,400	110,014
Chaparral Steel Co. (Iron/Steel)	3,350	171,788
Charming Shoppes, Inc. * (Retail)	18,090	237,341
Charter Communications, Inc. - Class A * (Media)	107,200	375,200
CharterMac (Diversified Financial Services)	12,730	268,858
Checkpoint Systems, Inc. * (Electronics)	7,370	138,482
Chemed Corp. (Commercial Services)	4,020	146,730
Chesapeake Corp. (Packaging & Containers)	10,050	176,478
Chittenden Corp. (Banks)	12,060	367,347
Christopher & Banks Corp. (Retail)	6,030	107,213
Cincinnati Bell, Inc. * (Telecommunications)	45,560	221,422
CIRCOR International, Inc. (Metal Fabricate/Hardware)	7,370	265,984
Cirrus Logic, Inc. * (Semiconductors)	17,420	129,256
Citizens Banking Corp. (Banks)	14,967	366,840
CKE Restaurants, Inc. (Retail)	10,720	211,934
Clarcor, Inc. (Miscellaneous Manufacturing)	8,040	278,666
CLECO Corp. (Electric)	11,390	290,901
Cleveland-Cliffs, Inc. (Iron/Steel)	3,350	183,111
CMGI, Inc. * (Internet)	101,840	129,337
CNET Networks, Inc. * (Internet)	23,450	214,568
Coeur d’Alene Mines Corp. * (Mining)	42,210	184,880
Cogent, Inc. * (Electronics)	7,370	77,754
Cognex Corp. (Machinery-Diversified)	8,040	175,433
Coherent, Inc. * (Electronics)	5,360	164,820
Coinmatch Service Corp. - Class A (Commercial Services)	16,080	180,096
Coinstar, Inc. * (Commercial Services)	6,030	182,347
Comfort Systems USA, Inc. (Building Materials)	9,380	114,624
Commscope, Inc. * (Telecommunications)	8,040	259,772
Community Bank System, Inc. (Banks)	12,060	273,280
Compagnie Generale de Geophysique - Veritas ADR * (Oil & Gas Services)	13,360	530,526
Compass Minerals International, Inc. (Mining)	8,710	270,271
Comstock Resources, Inc. * (Oil & Gas)	6,700	214,065
Comtech Telecommunications Corp. * (Telecommunications)	4,020	144,720
Conexant Systems, Inc. * (Semiconductors)	74,370	138,328
Conor Medsystems, Inc. * (Pharmaceuticals)	5,360	178,059

Consolidated Communications Holdings, Inc. (Telecommunications)	8,710	192,056
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	12,730	203,553
Corinthian Colleges, Inc. * (Commercial Services)	14,740	192,504
Cornell Companies, Inc. * (Commercial Services)	9,380	178,032
Corus Bankshares, Inc. (Banks)	7,370	156,981
CoStar Group, Inc. * (Commercial Services)	3,350	159,025
Covad Communications Group, Inc. * (Internet)	50,920	69,251
Cox Radio, Inc. - Class A * (Media)	14,070	220,336
Cross Country Healthcare, Inc. * (Commercial Services)	8,710	196,498
Crosstex Energy, Inc. (Oil & Gas)	6,030	197,663
CSG Systems International, Inc. * (Software)	8,040	201,643
CT Communications, Inc. (Telecommunications)	8,710	212,785
CTS Corp. (Electronics)	11,390	176,545
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	9,380	172,592
Cumulus Media, Inc. - Class A * (Media)	14,070	145,484
Curtiss-Wright Corp. (Aerospace/Defense)	6,700	255,806
CV Therapeutics, Inc. * (Pharmaceuticals)	9,380	126,536
Cymer, Inc. * (Electronics)	6,030	254,647
Daktronics, Inc. (Electronics)	6,700	231,619
Delta & Pine Land Co. (Agriculture)	6,700	272,690
Delta Petroleum Corp. * (Oil & Gas)	10,050	220,598
Deluxe Corp. (Commercial Services)	9,380	280,650
DepoMed, Inc. * (Pharmaceuticals)	20,100	71,154
DeVry, Inc. (Commercial Services)	9,380	264,141
DiamondRock Hospitality Co. (REIT)	16,750	315,738
Digene Corp. * (Biotechnology)	3,350	172,358
Digital Insight Corp. * (Internet)	6,030	234,507
Digital River, Inc. * (Internet)	5,360	274,325
Digitas, Inc. * (Internet)	16,080	216,758
Dime Community Bancshares, Inc. (Savings & Loans)	18,090	242,949
Diodes, Inc. * (Semiconductors)	4,020	147,413
Direct General Corp. (Insurance)	10,050	209,040
DJO, Inc. * (Healthcare - Products)	4,020	166,428
Dobson Communications Corp. - Class A * (Telecommunications)	24,120	233,723
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	4,690	221,040
Dover Downs Gaming & Entertainment, Inc. (Entertainment)	6,700	87,703
Dress Barn, Inc. * (Retail)	7,370	165,604
Drill-Quip, Inc. * (Oil & Gas Services)	4,020	149,544
DSW, Inc. - Class A * (Retail)	4,020	161,162
DTS, Inc. * (Home Furnishings)	7,370	180,786
Duquesne Light Holdings, Inc. (Electric)	15,410	308,354
Dycom Industries, Inc. * (Engineering & Construction)	7,370	166,783

EarthLink, Inc. * (Internet)	22,780	166,522
Eclipsys Corp. * (Software)	8,040	157,584
Education Realty Trust, Inc. (REIT)	12,060	181,262
eFunds Corp. * (Software)	8,040	214,829
EGL, Inc. * (Transportation)	5,360	204,270
El Paso Electric Co. * (Electric)	11,390	276,777
Electronics for Imaging, Inc. * (Computers)	9,380	216,209
EMCOR Group, Inc. * (Engineering & Construction)	4,690	269,300
Emmis Communications Corp. (Media)	7,370	63,677
Empire District Electric Co. (Electric)	13,400	319,054
EMS Technologies, Inc. * (Telecommunications)	7,370	152,706
Emulex Corp. * (Semiconductors)	12,730	225,958
Encore Acquisition Co. * (Oil & Gas)	8,710	226,025
Encore Wire Corp. * (Electrical Components & Equipment)	4,020	95,515
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	6,030	207,734
Energy Partners, Ltd. * (Oil & Gas)	6,700	145,122
EnerSys * (Electrical Components & Equipment)	10,050	163,413
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	4,020	132,861
Entegris, Inc. * (Semiconductors)	24,120	258,808
Entravision Communications Corp. * (Media)	16,750	134,000
Enzo Biochem, Inc. * (Biotechnology)	8,710	129,256
Epicor Software Corp. * (Software)	12,060	167,031
Equinix, Inc. * (Internet)	4,020	337,961
Equity Inns, Inc. (REIT)	15,410	254,265
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	4,020	192,035
eSPEED, Inc. - Class A * (Diversified Financial Services)	17,420	139,360
Esterline Technologies Corp. * (Aerospace/Defense)	4,690	187,459
Ethan Allen Interiors, Inc. (Home Furnishings)	4,690	176,672
Euronet Worldwide, Inc. * (Commercial Services)	6,030	174,026
Evergreen Energy, Inc. * (Energy - Alternate Sources)	11,390	102,396
Evergreen Solar, Inc. * (Energy - Alternate Sources)	11,390	95,562
Exelixis, Inc. * (Biotechnology)	16,750	164,150
Extra Space Storage, Inc. (REIT)	12,730	251,290
F.N.B. Corp. (Banks)	19,430	341,774
FairPoint Communications, Inc. (Telecommunications)	10,050	203,613
Federal Signal Corp. (Miscellaneous Manufacturing)	10,050	165,021
FelCor Lodging Trust, Inc. (REIT)	12,730	280,951
FiberTower Corp. * (Telecommunications)	10,720	56,066
Fieldstone Investment Corp. (REIT)	16,750	58,793
Financial Federal Corp. (Diversified Financial Services)	6,030	172,458

Finisar Corp. * (Telecommunications)	38,190	123,736
First BanCorp. (Banks)	17,420	186,046
First Commonwealth Financial Corp. (Banks)	21,440	281,936
First Community Bancorp - Class A (Banks)	4,690	249,977
First Indiana Corp. (Banks)	10,720	254,600
First Midwest Bancorp, Inc. (Banks)	10,050	377,276
First Niagara Financial Group, Inc. (Savings & Loans)	20,770	300,957
First Potomac Realty Trust (REIT)	8,040	241,441
First Republic Bank (Banks)	5,360	287,939
First State Bancorporation (Banks)	11,390	263,337
Fleetwood Enterprises, Inc. * (Home Builders)	15,410	141,926
FLIR Systems, Inc. * (Electronics)	10,050	310,645
Florida East Coast Industries, Inc. (Transportation)	5,360	324,815
Flow International Corp. * (Machinery-Diversified)	9,380	109,558
Flowers Foods, Inc. (Food)	8,040	226,085
FormFactor, Inc. * (Semiconductors)	6,700	272,355
Forward Air Corp. (Transportation)	5,360	168,197
Fossil, Inc. * (Household Products/Wares)	8,710	196,062
Foundry Networks, Inc. * (Telecommunications)	21,440	310,236
FPIC Insurance Group, Inc. * (Insurance)	4,690	205,844
Franklin Bank Corp. Houston * (Savings & Loans)	11,390	216,410
Freightcar America, Inc. (Miscellaneous Manufacturing)	2,680	155,735
Fremont General Corp. (Banks)	10,050	136,680
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	22,110	173,785
FTI Consulting, Inc. * (Commercial Services)	6,700	183,647
FuelCell Energy, Inc. * (Energy - Alternate Sources)	12,730	84,145
Fuller (H.B.) Co. (Chemicals)	4,690	121,330
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	4,690	182,113
Gaylord Entertainment Co. * (Lodging)	6,030	333,218
Gemstar-TV Guide International, Inc. * (Media)	50,250	203,010
GenCorp, Inc. * (Aerospace/Defense)	10,720	160,371
General Cable Corp. * (Electrical Components & Equipment)	7,370	317,868
General Communication, Inc. - Class A * (Telecommunications)	14,740	227,880
Genesco, Inc. * (Retail)	4,020	158,348
Genesee & Wyoming, Inc. - Class A * (Transportation)	6,030	169,986
Genesis Healthcare Corp. * (Healthcare - Services)	3,350	205,087
Gevity HR, Inc. (Commercial Services)	5,360	118,295

Giant Industries, Inc. * (Oil & Gas)	2,680	200,652
Gibraltar Industries, Inc. (Iron/Steel)	5,360	131,481
GMH Communities Trust (REIT)	13,400	131,454
Graftech International, Ltd. * (Electrical Components & Equipment)	20,770	168,652
Granite Construction, Inc. (Engineering & Construction)	5,360	287,081
Great Wolf Resorts, Inc. * (Entertainment)	11,390	160,827
Greater Bay Bancorp (Banks)	10,720	299,517
Green Mountain Coffee Roasters, Inc. * (Beverages)	4,020	237,622
Greenhill & Co., Inc. (Diversified Financial Services)	2,680	200,812
Greif Brothers Corp. - Class A (Packaging & Containers)	2,680	306,351
Grey Wolf, Inc. * (Oil & Gas)	29,480	201,348
Group 1 Automotive, Inc. (Retail)	3,350	177,550
GSI Commerce, Inc. * (Internet)	9,380	152,800
GUESS?, Inc. * (Apparel)	3,350	241,569
Guitar Center, Inc. * (Retail)	4,020	183,915
Gulf Island Fabrication, Inc. (Oil & Gas Services)	9,380	340,306
Haemonetics Corp. * (Healthcare - Products)	4,020	193,925
Hancock Holding Co. (Banks)	5,360	251,866
Hanmi Financial Corp. (Banks)	12,060	246,989
Hanover Compressor Co. * (Oil & Gas Services)	14,740	285,219
Haverty Furniture Cos., Inc. (Retail)	10,050	153,866
Headwaters, Inc. * (Energy - Alternate Sources)	6,700	152,225
Healthcare Realty Trust, Inc. (REIT)	8,040	340,734
Healthcare Services Group, Inc. (Commercial Services)	9,380	271,270
HealthExtras, Inc. * (Pharmaceuticals)	4,690	119,876
Healthways, Inc. * (Healthcare - Services)	5,360	243,398
Heartland Express, Inc. (Transportation)	10,720	181,490
HEICO Corp. (Aerospace/Defense)	6,030	220,939
Heidrick & Struggles International, Inc. * (Commercial Services)	4,690	204,812
Hercules, Inc. * (Chemicals)	17,420	341,606
Herman Miller, Inc. (Office Furnishings)	10,050	377,880
Hexcel Corp. * (Aerospace/Defense Equipment)	14,740	283,598
Hibbett Sporting Goods, Inc. * (Retail)	6,700	215,137
Highland Hospitality Corp. (REIT)	16,750	265,990
Hologic, Inc. * (Healthcare - Products)	6,030	334,967
HomeBanc Corp. (REIT)	27,470	90,926
Horace Mann Educators Corp. (Insurance)	13,400	265,722
Horizon Health Corp. * (Healthcare - Services)	6,700	131,856
Houston Exploration Co. * (Oil & Gas)	4,020	210,326
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	7,370	245,347

Hub Group, Inc. - Class A * (Transportation)	8,040	240,074
Human Genome Sciences, Inc. * (Biotechnology)	20,770	244,671
Huron Consulting Group, Inc. * (Commercial Services)	4,020	208,437
Hutchinson Technology, Inc. * (Computers)	5,360	119,099
Hydril * (Oil & Gas Services)	2,680	211,988
Hyperion Solutions Corp. * (Software)	8,710	367,735
Iconix Brand Group, Inc. * (Apparel)	8,040	160,076
ICU Medical, Inc. * (Healthcare - Products)	3,350	132,158
IDACORP, Inc. (Electric)	8,040	297,078
IDT Corp. - Class B * (Telecommunications)	10,720	144,184
IKON Office Solutions, Inc. (Office/Business Equipment)	16,080	239,592
Illumina, Inc. * (Biotechnology)	6,700	273,694
Imation Corp. (Computers)	5,360	233,214
Immucor, Inc. * (Healthcare - Products)	10,720	338,108
IMPAC Mortgage Holdings, Inc. (REIT)	13,400	115,508
Informatica Corp. * (Software)	13,400	168,304
Infospace, Inc. * (Internet)	5,360	124,566
InnKeepers USA Trust (REIT)	12,730	208,645
Input/Output, Inc. * (Oil & Gas Services)	13,400	183,446
Insight Enterprises, Inc. * (Retail)	9,380	190,695
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	6,030	168,297
Interdigital Communications Corp. * (Telecommunications)	8,040	278,908
Interline Brands, Inc. * (Building Materials)	6,030	137,062
Intermec, Inc. * (Machinery-Diversified)	7,370	177,101
International Coal Group, Inc. * (Coal)	20,100	96,078
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	6,030	249,823
Intervest Bancshares Corp. * (Banks)	4,690	142,342
Invacare Corp. (Healthcare - Products)	6,030	130,188
inVentiv Health, Inc. * (Advertising)	5,360	188,082
Inverness Medical Innovations, Inc. * (Healthcare - Products)	5,360	220,939
Iowa Telecommunications Services, Inc. (Telecommunications)	11,390	228,939
iPCS, Inc. * (Telecommunications)	3,350	178,589
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	18,760	194,916
Itron, Inc. * (Electronics)	3,350	193,094
j2 Global Communications, Inc. * (Internet)	7,370	195,158
Jack Henry & Associates, Inc. (Computers)	12,730	271,658
Jack in the Box, Inc. * (Retail)	6,030	372,593
Jackson Hewitt Tax Service, Inc. (Commercial Services)	6,030	220,517

Jacuzzi Brands, Inc. * (Miscellaneous Manufacturing)	18,760	233,187
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	6,700	135,809
Jer Investors Trust, Inc. (REIT)	12,060	246,989
JetBlue Airways Corp. * (Airlines)	24,120	329,962
Journal Communications, Inc. - Class A (Media)	15,410	207,573
K-V Pharmaceutical Co. * (Pharmaceuticals)	8,040	202,849
K2, Inc. * (Leisure Time)	14,070	169,966
Kadant, Inc. * (Machinery-Diversified)	6,700	183,245
Kaman Corp. (Aerospace/Defense)	7,370	167,962
Kanbay International, Inc. * (Computers)	8,710	252,067
KEMET Corp. * (Electronics)	16,080	121,243
Kensey Nash Corp. * (Healthcare - Products)	4,690	148,579
Keryx Biopharmaceuticals, Inc. * (Biotechnology)	10,050	114,671
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	4,020	144,117
Kimball International, Inc. - Class B (Home Furnishings)	11,390	280,650
Kindred Healthcare, Inc. * (Healthcare - Services)	5,360	153,832
KKR Financial Corp. (REIT)	11,390	308,213
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	16,080	290,565
Knight Transportation, Inc. (Transportation)	10,050	188,940
Komag, Inc. * (Computers)	4,690	160,023
Korn/Ferry International * (Commercial Services)	8,710	207,995
Kronos, Inc. * (Computers)	4,690	178,220
Kyphon, Inc. * (Healthcare - Products)	6,700	313,493
Labor Ready, Inc. * (Commercial Services)	8,710	163,574
LaBranche & Co., Inc. * (Diversified Financial Services)	10,050	94,269
Laclede Group, Inc. (Gas)	9,380	304,662
Lance, Inc. (Food)	7,370	156,760
Landauer, Inc. (Commercial Services)	4,020	206,507
LaSalle Hotel Properties (REIT)	6,030	287,088
Lattice Semiconductor Corp. * (Semiconductors)	23,450	137,417
Lawson Software, Inc. * (Software)	22,780	171,078
LCA-Vision, Inc. (Healthcare - Products)	3,350	129,712
Lear Corp. (Auto Parts & Equipment)	10,050	340,292
Lee Enterprises, Inc. (Media)	8,710	289,433
Level 3 Communications, Inc. * (Telecommunications)	21,175	131,497
LIFE TIME FITNESS, Inc. * (Leisure Time)	5,360	290,512
Lifecell Corp. * (Biotechnology)	6,030	144,177
Lightbridge, Inc. * (Telecommunications)	8,710	139,796
Lindsay Manufacturing Co. (Machinery-Diversified)	5,360	170,394

Littelfuse, Inc. * (Electrical Components & Equipment)	4,690	147,219
Live Nation, Inc. * (Commercial Services)	10,050	248,034
LKQ Corp. * (Distribution/Wholesale)	8,710	186,568
Lodgian, Inc. * (Lodging)	10,050	132,560
Lone Star Technologies, Inc. * (Oil & Gas Services)	4,690	226,762
Longs Drug Stores Corp. (Retail)	4,690	201,670
Longview Fibre Co. (Forest Products & Paper)	9,380	196,792
LTC Properties, Inc. (REIT)	12,060	340,092
Lufkin Industries, Inc. (Oil & Gas Services)	2,680	160,398
Luminent Mortgage Capital, Inc. (REIT)	16,750	155,105
Luminex Corp. * (Healthcare - Products)	8,710	110,704
Macrovision Corp. * (Entertainment)	8,710	215,398
Magellan Health Services, Inc. * (Healthcare - Services)	5,360	218,742
Maguire Properties, Inc. (REIT)	6,700	291,115
Manhattan Associates, Inc. * (Computers)	8,040	225,683
Mariner Energy, Inc. * (Oil & Gas)	11,390	229,053
Martek Biosciences Corp. * (Biotechnology)	5,360	124,942
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	8,040	224,477
MasTec, Inc. * (Telecommunications)	8,710	97,988
Mattson Technology, Inc. * (Semiconductors)	13,400	116,714
Maxwell Technologies, Inc. * (Computers)	6,700	81,874
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	6,700	168,505
MCG Capital Corp. (Investment Companies)	12,060	238,426
McMoRan Exploration Co. * (Oil & Gas)	7,370	90,946
Meadowbrook Insurance Group, Inc. * (Insurance)	18,760	188,350
Medarex, Inc. * (Pharmaceuticals)	20,770	279,772
Media General, Inc. - Class A (Media)	4,690	187,647
Medical Action Industries, Inc. * (Healthcare - Products)	6,030	190,247
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	8,040	304,957
Mentor Corp. (Healthcare - Products)	5,360	273,306
Mentor Graphics Corp. * (Computers)	13,400	249,240
Meridian Bioscience, Inc. (Healthcare - Products)	5,360	158,924
Merit Medical Systems, Inc. * (Healthcare - Products)	10,050	158,388
Meritage Homes Corp. * (Home Builders)	3,350	148,908
Metal Management, Inc. (Environmental Control)	4,690	192,478

MGI Pharma, Inc. * (Pharmaceuticals)	12,060	231,793
Micrel, Inc. * (Semiconductors)	14,740	149,021
Micros Systems, Inc. * (Computers)	6,030	339,489
Microsemi Corp. * (Semiconductors)	10,720	195,104
MicroStrategy, Inc. - Class A * (Software)	1,340	162,703
MKS Instruments, Inc. * (Semiconductors)	7,370	161,182
Mobile Mini, Inc. * (Storage/Warehousing)	6,700	178,153
Modine Manufacturing Co. (Auto Parts & Equipment)	6,700	175,272
Molecular Devices Corp. * (Electronics)	4,020	141,424
Moog, Inc. - Class A * (Aerospace/Defense)	6,030	235,110
Movado Group, Inc. (Retail)	6,700	192,290
MPS Group, Inc. * (Commercial Services)	16,080	240,878
MTS Systems Corp. (Computers)	4,020	171,935
Mueller Industries, Inc. (Metal Fabricate/Hardware)	6,030	196,397
Myriad Genetics, Inc. * (Biotechnology)	7,370	263,404
Nara Bancorp, Inc. (Banks)	10,720	210,434
NATCO Group, Inc. - Class A * (Oil & Gas Services)	4,020	139,735
National Financial Partners (Diversified Financial Services)	6,030	296,072
Navigant Consulting Co. * (Commercial Services)	7,370	153,149
Navistar International Corp. * (Auto Manufacturers)	9,380	414,971
NBTY, Inc. * (Pharmaceuticals)	8,040	416,874
NCI Building Systems, Inc. * (Building Materials)	3,350	190,682
Nektar Therapeutics * (Biotechnology)	13,400	170,180
NetBank, Inc. (Internet)	26,130	98,510
Netflix, Inc. * (Internet)	6,700	152,760
NETGEAR, Inc. * (Telecommunications)	6,030	155,273
NewAlliance Bancshares, Inc. (Savings & Loans)	22,110	353,759
Newcastle Investment Corp. (REIT)	8,040	260,657
NewMarket Corp. (Chemicals)	3,350	186,595
Newport Corp. * (Telecommunications)	9,380	187,225
Nordson Corp. (Machinery-Diversified)	4,690	242,567
NorthStar Realty Finance Corp. (REIT)	14,740	260,161
NorthWestern Corp. (Electric)	7,370	264,288
Novastar Financial, Inc. (REIT)	5,360	113,846
Nu Skin Enterprises, Inc. (Retail)	12,060	222,507
Nuance Communications, Inc. * (Software)	18,760	216,115
NuCo2, Inc. * (Distribution/Wholesale)	6,030	131,635
NuVasive, Inc. * (Healthcare - Products)	8,040	194,648

Nuvelo, Inc. * (Pharmaceuticals)	10,050	35,075
O’Charley’s, Inc. * (Retail)	11,390	241,924
Odyssey Healthcare, Inc. * (Healthcare - Services)	8,040	99,776
Ohio Casualty Corp. (Insurance)	10,720	316,669
Oil States International, Inc. * (Oil & Gas Services)	6,700	193,094
Old Dominion Freight Line, Inc. * (Transportation)	4,690	130,288
Old National Bancorp (Banks)	16,750	313,895
Olin Corp. (Chemicals)	11,390	191,808
OM Group, Inc. * (Chemicals)	4,690	229,153
OMEGA Healthcare Investors, Inc. (REIT)	17,420	315,825
OmniVision Technologies, Inc. * (Semiconductors)	8,040	92,782
ON Semiconductor Corp. * (Semiconductors)	26,130	218,447
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	8,710	103,214
Openwave Systems, Inc. * (Internet)	14,740	130,007
Opsware, Inc. * (Internet)	16,750	134,000
Orbital Sciences Corp. * (Aerospace/Defense)	10,720	182,883
Oriental Financial Group, Inc. (Banks)	15,410	197,556
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	8,040	273,521
Owens & Minor, Inc. (Distribution/Wholesale)	6,700	224,115
P.F. Chang’s China Bistro, Inc. * (Retail)	4,690	185,771
Pacer International, Inc. (Transportation)	6,700	208,772
Pacific Sunwear of California, Inc. * (Retail)	10,720	210,112
Palm, Inc. * (Computers)	12,730	176,056
Palomar Medical Technologies, Inc. * (Healthcare - Products)	3,350	166,696
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	6,030	159,071
Parallel Petroleum Corp. * (Oil & Gas)	7,370	144,968
Parametric Technology Corp. * (Software)	18,090	358,543
PAREXEL International Corp. * (Commercial Services)	6,030	197,483
Parker Drilling Co. * (Oil & Gas)	19,430	179,922
Pathmark Stores, Inc. * (Food)	14,740	161,550
Payless ShoeSource, Inc. * (Retail)	9,380	318,450
Peet’s Coffee & Tea, Inc. * (Beverages)	5,360	138,556
Penn Virginia Corp. (Oil & Gas)	3,350	245,487
Penwest Pharmaceuticals Co. * (Pharmaceuticals)	6,030	85,867
Pericom Semiconductor Corp. * (Semiconductors)	18,090	180,357
Perot Systems Corp. - Class A * (Computers)	14,070	229,904
Perrigo Co. (Pharmaceuticals)	13,400	231,552
Perry Ellis International, Inc. *(Apparel)	10,050	302,405

Petrohawk Energy Corp. * (Oil & Gas)	12,060	139,172
PFF Bancorp, Inc. (Savings & Loans)	9,380	317,701
PHH Corp. * (Commercial Services)	8,040	235,250
Phillips-Van Heusen Corp. (Apparel)	8,040	443,405
Photronics, Inc. * (Semiconductors)	9,380	156,271
Pier 1 Imports, Inc. (Retail)	15,410	104,326
Pilgrim’s Pride Corp. (Food)	6,030	190,970
Pinnacle Entertainment, Inc. * (Entertainment)	7,370	254,486
Pioneer Drilling Co. * (Oil & Gas)	8,710	110,356
Piper Jaffray * (Diversified Financial Services)	3,350	230,949
Placer Sierra Bancshares (Banks)	8,710	239,438
Plantronics, Inc. (Telecommunications)	7,370	145,189
Plexus Corp. * (Electronics)	6,700	112,560
PNM Resources, Inc. (Electric)	11,390	347,167
Polaris Industries, Inc. (Leisure Time)	6,030	281,963
Polycom, Inc. * (Telecommunications)	12,730	427,982
PolyMedica Corp. (Healthcare - Products)	4,020	160,961
PolyOne Corp. * (Chemicals)	18,090	132,600
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	3,350	145,625
Potlatch Corp. (Forest Products & Paper)	6,030	284,677
Powerwave Technologies, Inc. * (Telecommunications)	18,090	105,646
Preferred Bank (Banks)	7,370	481,850
Premiere Global Services, Inc. * (Telecommunications)	17,420	164,793
Priceline.com, Inc. * (Internet)	4,690	199,888
PrivateBancorp, Inc. (Banks)	6,030	225,462
ProAssurance Corp. * (Insurance)	6,030	306,264
Progenics Pharmaceuticals, Inc. * (Pharmaceuticals)	6,030	180,719
Progress Software Corp. * (Software)	7,370	209,382
Prosperity Bancshares, Inc. (Banks)	8,040	281,400
PSS World Medical, Inc. * (Healthcare - Products)	11,390	228,028
Psychiatric Solutions, Inc. * (Healthcare - Services)	8,040	313,077
Quanex Corp. (Metal Fabricate/Hardware)	5,360	210,058
Quantum Corp. * (Computers)	46,900	116,781
Quest Resource Corp. * (Oil & Gas)	9,380	84,983
Quest Software, Inc. * (Software)	11,390	170,053
Quiksilver, Inc. * (Apparel)	18,760	266,580
Rackable Systems, Inc. * (Computers)	4,020	76,782
Radio One, Inc. - Class D * (Media)	18,090	132,962
RadiSys Corp. * (Computers)	6,700	112,627
Ralcorp Holdings, Inc. * (Food)	4,690	259,545
Ramco-Gershenson Properties Trust (REIT)	10,720	401,570
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	6,700	205,556
RCN Corp. * (Telecommunications)	8,040	238,708
Reader’s Digest Association, Inc. (Media)	18,760	316,856

RealNetworks, Inc. * (Internet)	16,750	178,723
Red Robin Gourmet Burgers, Inc. * (Retail)	3,350	119,763
Regal-Beloit Corp. (Hand/Machine Tools)	4,690	236,001
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	9,380	186,568
Regis Corp. (Retail)	6,700	279,993
Rent-A-Center, Inc. * (Commercial Services)	10,050	296,073
Rentech, Inc. * (Environmental Control)	26,130	92,500
Republic Property Trust (REIT)	18,760	214,802
Resources Connection, Inc. * (Commercial Services)	8,040	252,456
Rewards Network, Inc. * (Commercial Services)	15,410	100,319
RF Micro Devices, Inc. * (Telecommunications)	28,810	222,413
Rofin-Sinar Technologies, Inc. * (Electronics)	3,350	219,191
Rogers Corp. * (Electronics)	3,350	173,128
RTI International Metals, Inc. * (Mining)	3,350	273,863
Ruby Tuesday, Inc. (Retail)	9,380	268,362
Rush Enterprises, Inc. * (Retail)	7,370	135,018
Ryerson, Inc. (Iron/Steel)	4,690	147,125
Safety Insurance Group, Inc. (Insurance)	4,020	196,337
Saia, Inc. * (Transportation)	4,690	124,989
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	10,050	142,710
ScanSource, Inc. * (Distribution/Wholesale)	6,030	176,920
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	4,020	154,770
Sciele Pharma, Inc. * (Pharmaceuticals)	5,360	127,300
Seabright Insurance Holdings * (Insurance)	8,710	156,867
Select Comfort Corp. * (Retail)	8,040	148,258
Semtech Corp. * (Semiconductors)	12,730	174,401
Shuffle Master, Inc. * (Entertainment)	6,030	160,458
Signature Bank * (Banks)	8,040	266,204
Silicon Image, Inc. * (Semiconductors)	16,080	194,407
Simpson Manufacturing Co., Inc. (Building Materials)	6,030	197,241
Sinclair Broadcast Group, Inc. - Class A (Media)	17,420	205,033
SiRF Technology Holdings, Inc. * (Semiconductors)	7,370	216,383
Sirona Dental Systems, Inc. (Healthcare - Products)	3,350	143,447
Skyline Corp. (Home Builders)	4,690	177,235
SkyWest, Inc. (Airlines)	9,380	254,573
Skyworks Solutions, Inc. * (Semiconductors)	26,800	176,076
Sohu.com, Inc. * (Internet)	4,690	125,973
Sonic Corp. * (Retail)	13,400	297,613

SonicWALL, Inc. * (Internet)	14,740	124,258
SonoSite, Inc. * (Healthcare - Products)	4,020	130,650
Sonus Networks, Inc. * (Telecommunications)	39,530	286,196
Sotheby’s (Commercial Services)	8,710	322,966
Southwest Bancorp, Inc. (Banks)	10,720	285,581
Southwest Gas Corp. (Water)	12,060	158,107
Spartan Stores, Inc. (Food)	10,050	237,783
Spartech Corp. (Chemicals)	8,040	225,281
Spherion Corp. * (Commercial Services)	14,070	115,796
Spirit Finance Corp. (REIT)	23,450	293,594
SPSS, Inc. * (Software)	4,020	124,700
SRA International, Inc. - Class A * (Computers)	6,030	152,559
Stage Stores, Inc. (Retail)	5,360	172,002
Stamps.com, Inc. * (Internet)	4,020	58,813
Standex International Corp. (Miscellaneous Manufacturing)	7,370	214,762
Stepan Co. (Chemicals)	6,030	192,659
STERIS Corp. (Healthcare - Products)	10,050	259,692
Sterling Bancorp (Banks)	10,720	199,392
Sterling Bancshares, Inc. (Banks)	23,195	279,500
Sterling Financial Corp. - Spokane (Savings & Loans)	7,370	244,463
Steven Madden, Ltd. (Apparel)	4,690	139,387
Stone Energy Corp. * (Oil & Gas)	4,020	136,640
Strategic Hotels & Resorts, Inc. (REIT)	12,730	273,950
Strayer Education, Inc. (Commercial Services)	2,010	228,678
Sun-Times Media Group, Inc. - Class A (Media)	23,450	104,118
Sunrise Assisted Living, Inc. * (Healthcare - Services)	6,700	239,592
Sunstone Hotel Investors, Inc. (REIT)	10,050	284,315
Superior Essex, Inc. * (Electrical Components & Equipment)	4,690	149,658
SVB Financial Group * (Banks)	6,700	312,555
Swift Energy Co. * (Oil & Gas)	4,690	207,955
SWS Group, Inc. (Diversified Financial Services)	10,050	253,562
Sybase, Inc. * (Software)	12,730	329,580
Sycamore Networks, Inc. * (Telecommunications)	37,520	139,950
Sykes Enterprises, Inc. * (Computers)	7,370	107,676
Symyx Technologies, Inc. * (Chemicals)	7,370	143,125
Synagro Technologies, Inc. (Environmental Control)	34,840	200,329
Take-Two Interactive Software, Inc. * (Software)	12,060	209,603
TALX Corp. (Computers)	6,030	192,116
Tanger Factory Outlet Centers, Inc. (REIT)	8,040	326,424
Technitrol, Inc. (Electronics)	8,040	177,041
Tekelec * (Telecommunications)	11,390	175,406
Teledyne Technologies, Inc. * (Aerospace/Defense)	6,030	230,045

Telik, Inc. * (Biotechnology)	10,720	71,931
Tempur-Pedic International, Inc. * (Home Furnishings)	9,380	223,244
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	7,370	171,353
Tessera Technologies, Inc. * (Semiconductors)	8,040	307,450
Tetra Tech, Inc. * (Environmental Control)	10,720	192,746
Texas Industries, Inc. (Building Materials)	3,350	245,957
Texas Roadhouse, Inc. - Class A * (Retail)	12,060	163,292
The BISYS Group, Inc. * (Computers)	13,400	171,118
The Cato Corp. - Class A (Retail)	6,700	151,219
The Children’s Place Retail Stores, Inc. * (Retail)	3,350	181,604
The Commerce Group, Inc. (Insurance)	9,380	283,088
The Finish Line, Inc. - Class A (Retail)	9,380	119,783
The Genlyte Group, Inc. * (Building Materials)	4,020	304,595
The Geo Group, Inc. * (Commercial Services)	6,030	264,235
The Gymboree Corp. * (Apparel)	5,360	232,034
The Hain Celestial Group, Inc. * (Food)	6,700	196,980
The Medicines Co. * (Pharmaceuticals)	10,050	307,731
The Men’s Wearhouse, Inc. (Retail)	6,700	287,698
The Mills Corp. (REIT)	8,710	188,572
The Nautilus Group, Inc. (Leisure Time)	8,040	131,132
The Pantry, Inc. * (Retail)	3,350	163,514
The Phoenix Cos., Inc. (Insurance)	18,090	271,893
The Standard Register Co. (Household Products/Wares)	12,730	160,780
The Steak n Shake Co. * (Retail)	10,050	177,282
The Stride Rite Corp. (Apparel)	14,740	254,412
The Timberland Co. - Class A * (Apparel)	8,040	242,567
The Topps Co., Inc. (Toys/Games/Hobbies)	20,770	204,377
The TriZetto Group, Inc. * (Internet)	10,720	222,333
The Ultimate Software Group, Inc. * (Software)	6,030	147,011
The Warnaco Group, Inc. * (Apparel)	8,710	246,406
Thoratec Corp. * (Healthcare - Products)	9,380	168,934
THQ, Inc. * (Software)	9,380	284,214
Tibco Software, Inc. * (Internet)	32,160	298,445
Time Warner Telecom, Inc. - Class A * (Telecommunications)	12,060	280,757
Transaction Systems Architect, Inc. * (Software)	5,360	193,764
Tredegar Corp. (Miscellaneous Manufacturing)	9,380	215,459
TreeHouse Foods, Inc. * (Food)	6,700	199,727
Triarc Cos., Inc. (Retail)	14,740	288,167

Trico Marine Services, Inc. * (Oil & Gas Services)	5,360	174,361
Trident Microsystems, Inc. * (Software)	9,380	195,761
TriQuint Semiconductor, Inc. * (Semiconductors)	32,160	151,152
Trump Entertainment Resorts, Inc. * (Lodging)	7,370	130,891
Trustreet Properties, Inc. (REIT)	14,740	249,696
TTM Technologies, Inc. * (Electronics)	8,710	93,284
Tupperware Corp. (Household Products/Wares)	11,390	265,729
Tween Brands, Inc. * (Retail)	4,690	160,351
Tyler Technologies, Inc. * (Computers)	13,400	186,260
U-Store-It Trust (REIT)	10,720	235,518
UAP Holding Corp. (Chemicals)	9,380	234,969
UCBH Holdings, Inc. (Banks)	17,420	326,625
Umpqua Holdings Corp. (Banks)	11,390	324,046
Under Armour, Inc. - Class A * (Retail)	3,350	170,180
United Fire & Casualty Co. (Insurance)	5,360	181,436
United Natural Foods, Inc. * (Food)	6,700	221,368
United Online, Inc. (Internet)	12,730	178,729
United Stationers, Inc. * (Distribution/Wholesale)	4,690	239,003
United Surgical Partners International, Inc. * (Healthcare - Services)	6,700	204,149
United Therapeutics Corp. * (Pharmaceuticals)	3,350	179,560
Universal Compression Holdings, Inc. * (Oil & Gas Services)	4,020	242,969
Universal Corp. (Agriculture)	5,360	259,049
Universal Forest Products, Inc. (Building Materials)	2,680	131,052
USA Mobility, Inc. (Telecommunications)	6,030	122,409
USEC, Inc. * (Mining)	14,740	199,874
UTStarcom, Inc. * (Telecommunications)	20,770	183,399
Vail Resorts, Inc. * (Entertainment)	5,360	247,900
Valassis Communications, Inc. * (Commercial Services)	8,040	123,575
Valeant Pharmaceuticals International (Pharmaceuticals)	14,070	248,054
Valmont Industries, Inc. (Metal Fabricate/Hardware)	3,350	185,825
ValueClick, Inc. * (Internet)	15,410	393,263
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	8,040	330,847
Varian, Inc. * (Electronics)	5,360	286,813
Veeco Instruments, Inc. * (Semiconductors)	6,030	115,716
Ventana Medical Systems, Inc. * (Healthcare - Products)	4,690	197,449
ViaSat, Inc. * (Telecommunications)	5,360	176,719
Viasys Healthcare, Inc. * (Healthcare - Products)	6,030	177,463

Virginia Commerce Bancorp, Inc. * (Banks)	8,710	189,443
Visteon Corp. * (Auto Parts & Equipment)	21,440	171,520
W Holding Co., Inc. (Banks)	27,470	144,492
W-H Energy Services, Inc. * (Oil & Gas Services)	4,690	212,832
W.R. Grace & Co. * (Chemicals)	11,390	247,163
Wabtec Corp. (Machinery-Diversified)	7,370	235,987
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	14,740	378,375
Warren Resources, Inc. * (Oil & Gas)	11,390	126,315
Washington Group International, Inc. * (Engineering & Construction)	4,020	229,663
Watsco, Inc. (Distribution/Wholesale)	4,020	205,100
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	6,700	296,742
WebEx Communications, Inc. * (Internet)	6,030	223,592
webMethods, Inc. * (Internet)	13,400	100,902
Websense, Inc. * (Internet)	8,040	174,066
West Pharmaceutical Services, Inc. (Healthcare - Products)	5,360	260,121
Westamerica Bancorp (Banks)	7,370	367,394
Westar Energy, Inc. (Electric)	14,070	373,699
Whiting Petroleum Corp. * (Oil & Gas)	5,360	244,255
Wilshire Bancorp, Inc. (Banks)	10,720	195,640
Wind River Systems, Inc. * (Software)	13,400	132,928
Winnebago Industries, Inc. (Home Builders)	6,030	202,246
Winston Hotels, Inc. (REIT)	22,110	307,992
Wintrust Financial Corp. (Banks)	5,360	245,434
Witness Systems, Inc. * (Software)	6,700	151,688
WMS Industries, Inc. * (Leisure Time)	5,360	212,578
Wolverine World Wide, Inc. (Apparel)	9,380	288,623
World Acceptance Corp. * (Diversified Financial Services)	4,690	206,407
World Fuel Services Corp. (Retail)	4,690	215,037
Worthington Industries, Inc. (Metal Fabricate/Hardware)	11,390	218,460
Wright Express Corp. * (Commercial Services)	6,700	206,829
Wright Medical Group, Inc. * (Healthcare - Products)	7,370	161,329
Yankee Candle Co., Inc. (Household Products/Wares)	6,700	232,021
Zale Corp. * (Retail)	8,040	221,261
Zenith National Insurance Corp. (Insurance)	6,030	275,571
Zoll Medical Corp. * (Healthcare - Products)	5,360	336,179
Zoran Corp. * (Semiconductors)	8,040	112,319
Zymogenetics, Inc. * (Pharmaceuticals)	8,040	128,238

TOTAL COMMON STOCKS (Cost $138,053,674)		160,284,576

	Principal Amount
Repurchase Agreements (12.9%)
UBS, 5.18%, 2/1/07, dated 1/31/07, + with a repurchase price of $24,386,508 (Collateralized by $24,569,000 of various U.S. Government Agency Obligations, 3.375% - 4.875%, 2/15/07 - 2/18/11, market value $24,872,959)	$24,383,000	24,383,000

TOTAL REPURCHASE AGREEMENTS (Cost $24,383,000)		24,383,000

	Shares
Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	275	17

TOTAL RIGHTS/WARRANTS (Cost $0)		17

TOTAL INVESTMENT SECURITIES (Cost $162,436,674) - 97.6%		184,667,593
Net other assets (liabilities) - 2.4%		4,467,063

NET ASSETS - 100.0%		$189,134,656

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

NM	Not meaningful, amount is less than 0.05%.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $ 126,842,400)	316	$(1,422)
Futures Contracts Sold
E-Mini Russell 2000 Futures Contract expiring March 2007 (Underlying face amount at value $ 240,840)	3	(1,447)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	$74,044,350	$657,606
Equity Index Swap Agreement based on the Russell 2000 Index expiring 2/28/07	22,632,565	200,943

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of January 31, 2007:

Advertising	0.2%
Aerospace/Defense	1.2%
Aerospace/Defense Equipment	0.1%
Agriculture	0.3%
Airlines	0.5%
Apparel	1.6%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.9%
Banks	5.7%
Beverages	0.2%
Biotechnology	1.7%
Building Materials	0.8%

Chemicals	1.5%
Coal	0.1%
Commercial Services	5.1%
Computers	2.6%
Distribution/Wholesale	0.9%
Diversified Financial Services	2.0%
Electric	1.7%
Electrical Components & Equipment	0.8%
Electronics	1.8%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.7%
Environmental Control	0.4%
Food	1.0%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.2%
Healthcare-Products	3.3%
Healthcare-Services	1.5%
Home Builders	0.6%
Home Furnishings	0.5%
Household Products/Wares	0.8%
Insurance	1.6%
Internet	3.1%
Investment Companies	0.4%
Iron/Steel	0.6%
Leisure Time	0.7%
Lodging	0.3%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	1.0%
Media	1.5%
Metal Fabricate/Hardware	0.7%
Mining	0.6%
Miscellaneous Manufacturing	1.3%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.4%
Oil & Gas Services	1.6%
Packaging & Containers	0.3%
Pharmaceuticals	3.1%
Real Estate Investment Trust	5.4%
Retail	5.6%
Savings & Loans	1.0%
Semiconductors	2.9%
Software	3.1%
Storage/Warehousing	0.1%
Telecommunications	4.5%
Toys/Games/Hobbies	0.3%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.3%
Other **	15.3%

**	Includes any non-equity securities and net other assets (liabilities).

See notes to the financial statements.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not applicable - only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer

Date April 9, 2007

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date April 9, 2007

*	Print the name and title of each signing officer under his or her signature.